UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:_______July 31

Date of reporting period:______July 31, 2020

Item 1. Reports to Stockholders.

Annual Report

JULY 31, 2020

	Investor	Service
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending an e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

i	Message from the Chairman
1	Allocation of Portfolio Holdings and Index Composition
67	Expense Examples

Schedules of Portfolio Investments
74	Banks UltraSector ProFund
76	Basic Materials UltraSector ProFund
78	Bear ProFund
79	Biotechnology UltraSector ProFund
81	Bull ProFund
84	Communication Services UltraSector ProFund
86	Consumer Goods UltraSector ProFund
88	Consumer Services UltraSector ProFund
91	Europe 30 ProFund
92	Falling U.S. Dollar ProFund
93	Financials UltraSector ProFund
98	Health Care UltraSector ProFund
101	Industrials UltraSector ProFund
105	Internet UltraSector ProFund
107	Large-Cap Growth ProFund
112	Large-Cap Value ProFund
118	Mid-Cap Growth ProFund
123	Mid-Cap ProFund
130	Mid-Cap Value ProFund
135	Nasdaq-100 ProFund
138	Oil & Gas UltraSector ProFund
140	Oil Equipment & Services UltraSector ProFund
142	Pharmaceuticals UltraSector ProFund
144	Precious Metals UltraSector ProFund
146	Real Estate UltraSector ProFund
149	Rising Rates Opportunity ProFund
150	Rising Rates Opportunity 10 ProFund
151	Rising U.S. Dollar ProFund
152	Semiconductor UltraSector ProFund
154	Short Nasdaq-100 ProFund
155	Short Oil & Gas ProFund
156	Short Precious Metals ProFund
157	Short Real Estate ProFund
158	Short Small-Cap ProFund
159	Small-Cap Growth ProFund
165	Small-Cap ProFund
168	Small-Cap Value ProFund
175	Technology UltraSector ProFund
179	Telecommunications UltraSector ProFund
181	UltraBear ProFund
182	UltraBull ProFund
185	UltraChina ProFund
187	UltraDow 30 ProFund
189	UltraEmerging Markets ProFund
191	UltraInternational ProFund
192	UltraJapan ProFund
193	UltraLatin America ProFund
195	UltraMid-Cap ProFund
202	UltraNasdaq-100 ProFund
205	UltraShort China ProFund
206	UltraShort Dow 30 ProFund
207	UltraShort Emerging Markets ProFund
208	UltraShort International ProFund
209	UltraShort Japan ProFund
210	UltraShort Latin America ProFund
211	UltraShort Mid-Cap ProFund
212	UltraShort Nasdaq-100 ProFund
213	UltraShort Small-Cap ProFund
214	UltraSmall-Cap ProFund
217	U.S. Government Plus ProFund
218	Utilities UltraSector ProFund
221	Statements of Assets and Liabilities
235	Statements of Operations
249	Statements of Changes in Net Assets
275	Financial Highlights
307	Notes to Financial Statements
343	Report of Independent Registered Public Accounting Firm
344	Board Approval of Liquidity Risk Management Program
345	Trustees and Executive Officers

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This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

During times of uncertainty such as these, we appreciate the opportunity to reaffirm our commitment to our customers, partners and associates. ProFunds is focused on continually taking the necessary steps to ensure the safety of our employees and effective management of our funds. I'm pleased to present the ProFunds Annual Report to shareholders for the 12 months ended July 31, 2020.

Stocks Fluctuated Sharply

The performance of equities varied considerably by sector and geography as markets wrestled with historic bouts of volatility.

At the start of the period, the U.S. equity market was turbulent, as concerns about U.S.-China trade relations and the global economy resurfaced. Stocks rallied though in the fall continuing early into the new year, following better-than-expected economic data, reports China and the U.S. reached a "Phase 1" trade deal, and expectations rates would remain low throughout 2020. However, COVID-19 (coronavirus) concerns triggered historic selloffs in late February through late March. The Dow Jones Industrial Average® (the "Dow") and S&P 500® indexes posted their worst first-quarter returns ever.

To provide support, the Federal Reserve (the "Fed") cut its Fed funds rate target to 0.00%-0.25% in March. Lawmakers and the Fed proceeded to introduce programs that offered trillions of dollars in combined stimulus. Stocks rebounded in the second quarter – with the S&P 500® delivering its best quarterly return since 1998, as states contemplated the easing of COVID-19 lockdowns. Stocks rallied in July, as earnings beat many estimates, and on hopes a coronavirus vaccine would be successfully developed sooner than anticipated, but economic concerns lingered.

Over the 12 months, the large-cap S&P 500® gained 12.0%, the S&P MidCap 400® dropped 3.5%, and the small-cap Russell 2000® fell 4.6%. Performance also varied by industry; the tech-heavy Nasdaq-100® rose 40.4%, while the Dow gained 0.8%. The leading Dow Jones U.S. Industry Index sectors were technology (+40.0%), healthcare (+20.0%) and consumer goods (+14.5%). The biggest laggards were oil & gas (-38.5%), financials (-9.3%) and industrials (+0.9%). The Dow Jones Precious MetalsSM and U.S. Real EstateSM indexes returned 80.7% and -4.7%, respectively.

Many of the preceding challenges impacted markets outside the U.S. Following a steep drop in the first quarter, the S&P/BNY Mellon Emerging 50 ADR Index (USD) rebounded to return 17.7% over the 12 months. Even Latin American stocks, as measured by the S&P/BNY Mellon Latin America 35 ADR Index (USD), recouped some of their losses during the final months of the period, although the index fell 32.0% over the reporting period. Meanwhile, over the 12 months, developed markets outside North America, as measured by the MSCI EAFE® Index, slipped 1.7%. However, results of its regional sub-indexes varied as the MSCI Europe Index dropped 1.3%, but Japan's Nikkei 225 Stock Average returned 5.8%. (Returns are in U.S. dollars.)

i

U.S. Treasury Bonds Rallied

Economic uncertainty and the Fed's stimulus bolstered demand for investment-grade bonds, propelling prices higher and yields lower. Over the 12 months, the Bloomberg Barclays US Aggregate Bond Index® rose 10.1%. The Ryan Labs Returns Treasury Yield Curve 30 Year Index and Ryan Labs Returns Treasury Yield Curve 10 Year Index rose 38.4%, and 16.1%, respectively. Investment-grade corporates, as measured by the Markit iBoxx® $ Liquid Investment Grade Index, rose 14.6%, but high yield bonds returned only 2.9%, based on the Markit iBoxx® $ Liquid High Yield Index. The dollar dropped 2.5% against a basket of currencies, based on the Bloomberg Dollar Spot Index. During the latter part of the period, U.S. second-quarter GDP fell 31.7% (second annualized estimate), and national unemployment for July was 10.2%.

Diverse Fund Lineup Offers Many Options

Whatever your market view in these uncertain economic times and shifting markets, our wide array of funds provides strategies that may suit your investment goals. We thank you for the trust and confidence you have placed in us by choosing ProFunds and appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

ii

Management Discussion of Fund Performance

2 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a "Fund" and, collectively, the "Funds"), except for the Classic ProFunds1 and Falling U.S. Dollar ProFund, seeks daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a "benchmark") for a single day, not for any other period.

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark (each, a "Matching Fund" and, collectively, the "Matching Funds").

All other ProFunds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means that Geared Funds seek daily investment results, before fees and expenses, for a single day only, not for any other period. A "single day" is measured from the time a Geared Fund calculates its net asset value ("NAV") to the time of the Geared Fund's next NAV calculation, not for longer periods. The return of a Geared Fund for periods longer than a single day will be the result of its return for each day compounded over the period. A Geared Fund's returns for periods long than a single day will very likely differ in amount, and possibly even direction, from the Geared Fund's stated leveraged (i.e. 1.25x, 1.5x, or 2x), inverse (-1x), or inverse leveraged (i.e. -1.25x or -2x) multiple times the return of the Geared Fund's benchmark for the same period. During periods of higher market volatility, the volatility of the benchmark may affect the Geared Fund's return as much as or more than the return of the benchmark.

ProFund Advisors LLC ("PFA"), the Funds' investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that it believes, in combination, a Fund should hold to produce daily returns consistent with such Fund's investment objective.

In managing the assets of the Funds, PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company nor does PFA conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions.

The Funds (other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (collectively, "derivatives"). Funds using derivatives are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund's ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 20202:

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives (if any) held by a Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by a Fund associated with cash and, in certain cases, derivative positions; stock dividends, premiums and bond yields paid or earned by a Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by a Fund and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund's benchmark (and its impact on compounding).

•  Benchmark Performance: The performance of each Fund's benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.3

•  Compounding of Daily Returns and Volatility: Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to the performance of a daily benchmark such as the multiple (i.e., 1.25x, 1.5x, or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only, not for any other period. Daily rebalancing and the compounding of each day's return over

1  ProFunds included as Classic ProFunds are listed in Note 1 of the Notes to Financial Statements.

2  Past performance is not a guarantee of future results.

3  Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses, and transaction costs. Fees, expenses, and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund's benchmark index.

Management Discussion of Fund Performance (unaudited) :: 3

time means that the return of a Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from a Fund's one-day multiple times the return of the benchmark for the same period, before accounting for fees and expenses. Compounding affects all investments but has a more significant impact on a Geared Fund. In general, during periods of higher benchmark volatility, compounding will usually cause Fund performance for periods longer than a single day to differ in amount, and possibly even direction, from the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) dividends and interest paid with respect to the securities in the benchmark, e) the benchmark's volatility; and f) the benchmark's performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund's return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500® for the year ended July 31, 2020 was 33.9%, which was higher than the prior year's volatility of 15.4%. The volatility of each Geared Fund benchmark is shown below:

Index	1 yr Vol.
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	77.84%
Dow Jones U.S. Oil & GasSM Index	56.37%
Dow Jones U.S. BanksSM Index	54.33%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	51.17%
Dow Jones U.S. SemiconductorsSM Index	46.53%
Dow Jones Precious MetalsSM Index	46.48%
S&P SmallCap 600® Value Index	45.58%
S&P MidCap 400® Value Index	43.76%
Dow Jones U.S. FinancialsSM Index	42.41%
Russell 2000® Index	42.00%
S&P SmallCap 600® Growth Index	41.97%
Dow Jones U.S. Real EstateSM Index	41.32%
S&P MidCap 400®	40.29%
Dow Jones U.S. Basic MaterialsSM Index	38.39%
Dow Jones U.S. IndustrialsSM Index	38.14%
S&P MidCap 400® Growth Index	38.03%
Dow Jones U.S. UtilitiesSM Index	37.94%
Dow Jones U.S. TechnologySM Index	37.84%
Dow Jones Industrial Average®	36.40%
S&P 500® Value Index	35.22%
Nasdaq-100® Index	34.45%
S&P 500®	33.93%
S&P 500® Growth Index	33.84%
ProFunds Europe 30® Index	33.54%
Dow Jones Internet CompositeSM Index	33.53%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	32.81%
S&P Communications Services Select Sector® Index	31.73%
S&P/BNY Mellon China Select ADR Index (USD)	30.84%
Dow Jones U.S. Consumer ServicesSM Index	30.71%
Dow Jones U.S. Consumer GoodsSM Index	30.62%
Dow Jones U.S. Health CareSM Index	30.07%
Dow Jones U.S. Select TelecommunicationsSM Index	29.97%
Dow Jones U.S. BiotechnologySM Index	29.71%
Dow Jones U.S. Select PharmaceuticalsSM Index	28.75%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	27.35%
Nikkei 225 Stock Average	25.37%
MSCI EAFE® Index	22.64%
Ryan Labs Returns Treasury Yield Curve 10 Year Index	9.88%
U.S. Dollar Index	6.55%

4 :: Management Discussion of Fund Performance (unaudited)

•  Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contracts was impacted by financing costs associated with the derivatives. Financial instruments such as futures contracts carry implied financing costs. Swap financing rates are negotiated between the Funds and their counterparties, and are typically set at the one – week/one-month London Interbank Offered Rate ("LIBOR") plus or minus a negotiated spread. The one-week LIBOR decreased from 2.18% to .11% during the fiscal year. The one-month LIBOR also decreased during the fiscal year from 2.22% to .15%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged long exposure was positively impacted by capturing the dividend, premium, or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend, premium, or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio so that its exposure to its benchmark is consistent with the Fund's daily investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark's return, that seek to return an inverse or inverse multiple of its benchmark's return, that invest in foreign securities, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds ("ETFs") that are designed to track the performance of the Fund's benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund's benchmark.

Management Discussion of Fund Performance (unaudited) :: Banks UltraSector ProFund :: 5

Banks UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BanksSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -43.26%. For the same period, the Index had a total return of -24.64%1 and a volatility of 54.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include, among others, regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-43.26%	-3.61%	4.55%
Service	-43.84%	-4.59%	3.51%
Dow Jones U.S. BanksSM Index	-24.64%	1.83%	6.85%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	19.9%
Bank of America Corp.	13.2%
Citigroup, Inc.	7.1%
Wells Fargo & Co.	6.1%
U.S. Bancorp	3.4%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	69%
Regional Banks	30%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

1  The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

3  The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: Basic Materials UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Basic Materials UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Basic MaterialsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -1.25%. For the same period, the Index had a total return of 4.91%1 and a volatility of 38.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-1.25%	5.77%	6.06%
Service	-2.24%	4.72%	5.00%
Dow Jones U.S. Basic MaterialsSM Index	4.91%	7.30%	7.20%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	2.15%	1.78%
Service	3.15%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	82%
Total Exposure	156%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	15.3%
Air Products & Chemicals, Inc.	7.5%
Newmont Corp.	6.6%
Ecolab, Inc.	5.5%
DuPont de Nemours, Inc.	4.7%

Dow Jones U.S. Basic MaterialsSM
Index – Composition

% of Index
Chemicals	81%
Metals & Mining	19%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

1  The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

3  The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Bear ProFund :: 7

Bear ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® (the "Index") for a single day, not more than a not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -19.87%. For the same period, the Index had a total return of 11.96%1 and a volatility of 33.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-19.87%	-13.07%	-15.18%
Service	-20.63%	-13.94%	-16.03%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(95)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® Index – Composition

% of Index
Information Technology	26%
Health Care	15%
Consumer Discretionary	11%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	7%
Utilities	3%
Real Estate	3%
Materials	3%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

1  The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: Biotechnology UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Biotechnology UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BiotechnologySM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 43.62%. For the same period, the Index had a total return of 32.59%1 and a volatility of 29.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	43.62%	1.62%	23.85%
Service	42.20%	0.61%	22.62%
Dow Jones U.S. BiotechnologySM Index	32.59%	4.28%	18.68%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	12.6%
Amgen, Inc.	10.8%
Gilead Sciences, Inc.	6.5%
Vertex Pharmaceuticals, Inc.	5.3%
Regeneron Pharmaceuticals, Inc.	4.8%

Dow Jones U.S. BiotechnologySM
Index – Composition

% of Index
Biotechnology	81%
Life Sciences Tools & Services	19%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

1  The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

3  The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Bull ProFund :: 9

Bull ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the return of the S&P 500® (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of 9.68%. For the same period, the Index had a total return of 11.96%1 and a volatility of 33.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	9.68%	9.35%	11.62%
Service	8.57%	8.27%	10.51%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

*Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	68%
Futures Contracts	9%
Swap Agreements	23%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.4%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc.	2.2%
Facebook, Inc.	1.5%

S&P 500® Index – Composition

% of Index
Information Technology	26%
Health Care	15%
Consumer Discretionary	11%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	7%
Utilities	3%
Real Estate	3%
Materials	3%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

1  The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Communication Services UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Communication Services UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Communication Services Select Sector® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 16.07%. For the same period, the Index had a total return of 15.61%1 and a volatility of 31.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the communication services industry group of the S&P 500® . The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Communication Services UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	16.07%	14.25%	16.50%
Service	14.89%	13.12%	15.34%
S&P Communication Services Select Sector® Index	15.61%	13.31%	17.06%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Facebook, Inc.	17.5%
Alphabet, Inc.	17.3%
Charter Communications, Inc.	3.6%
Electronic Arts, Inc.	3.5%
Comcast Corp.	3.5%

S&P Communication Services Select Sector® Index – Composition

% of Index
Media & Entertainment	86%
Telecommunication Services	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

1  The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

3  The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Consumer Goods UltraSector ProFund :: 11

Consumer Goods UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer GoodsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 14.68%. For the same period, the Index had a total return of 14.52%1 and a volatility of 30.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	14.68%	7.61%	14.55%
Service	13.53%	6.55%	13.42%
Dow Jones U.S. Consumer GoodsSM Index	14.52%	7.94%	12.12%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	2.11%	1.78%
Service	3.11%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	10.0%
Tesla, Inc.	6.4%
PepsiCo, Inc.	5.9%
The Coca-Cola Co.	5.6%
NIKE, Inc.	3.7%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	43%
Household & Personal Products	23%
Consumer Durables & Apparel	14%
Automobiles & Components	13%
Media & Entertainment	5%
Retailing	1%
Capital Goods	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Consumer Services UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Consumer Services UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer ServicesSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 16.47%. For the same period, the Index had a total return of 15.35%1 and a volatility of 30.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	16.47%	14.26%	23.07%
Service	15.30%	13.13%	21.85%
Dow Jones U.S. Consumer ServicesSM Index	15.35%	12.19%	17.55%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	78%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	21.9%
The Home Depot, Inc.	4.7%
Netflix, Inc.	3.6%
The Walt Disney Co.	3.5%
Comcast Corp.	3.2%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	52%
Media & Entertainment	21%
Consumer Services	12%
Food & Staples Retailing	10%
Transportation	2%
Commercial & Professional Services	2%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

1  The graph and table reflect the theoretical reinvestment of dividends on securities in the index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

3  The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Europe 30 ProFund :: 13

Europe 30 ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the return of the ProFunds Europe 30® Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -12.42%. For the same period, the Index had a price return of -11.75%1 and a volatility of 33.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies included in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-12.42%	-0.40%	2.48%
Service	-13.46%	-1.42%	1.46%
ProFunds Europe 30® Index	-11.75%	-2.36%	0.77%
STOXX Europe 50® Index	0.09%	1.35%	4.05%

Expense Ratios**

Fund	Gross	Net
Investor	2.23%	1.78%
Service	3.23%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
SAP SE	7.2%
Unilever N.V.	5.9%
NOVO Nordisk A/S	4.9%
AstraZeneca PLC	4.8%
Rio Tinto PLC	4.7%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Health Care	26%
Information Technology	19%
Consumer Staples	17%
Energy	15%
Financials	9%
Materials	6%
Utilities	3%
Communication Services	3%
Industrials	2%

Country Composition
United Kingdom	43%
Netherlands	10%
France	8%
Germany	7%
Belgium	6%
Other	26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The STOXX Europe 50® Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Falling U.S. Dollar ProFund :: Management Discussion of Fund Performance (unaudited)

Falling U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index (the "Index"). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the "Benchmark"). For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 2.76%. For the same period, the Index had a price return of -5.24%1 and a volatility of 6.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The currencies and their weightings as of July 31, 2020 are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. The Fund is designed to benefit from a decline in the value of the U.S. Dollar against the value of the currencies included in the Benchmark. Accordingly, as the value of the U.S. Dollar depreciates (i.e., "falls") versus the Benchmark, the performance of the Fund generally should be expected to increase. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund generally should be expected to decline. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2020, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	2.76%	-1.65%	-3.32%
Service	1.82%	-2.56%	-4.25%
U.S. Dollar Index	-5.24%	-0.83%	1.36%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	2.98%	1.78%
Service	3.98%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Financials UltraSector ProFund :: 15

Financials UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. FinancialsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -21.40%. For the same period, the Index had a total return of -9.25%1 and a volatility of 42.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-21.40%	4.53%	10.86%
Service	-22.20%	3.50%	9.75%
Dow Jones U.S. FinancialsSM Index	-9.25%	6.52%	10.25%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	5.9%
Visa, Inc.	5.0%
JPMorgan Chase & Co.	4.6%
MasterCard, Inc.	4.2%
Bank of America Corp.	3.0%

Dow Jones U.S. FinancialsSM
Index – Composition

% of Index
Diversified Financials	29%
Banks	22%
Real Estate	22%
Insurance	14%
Software & Services	12%
Commercial & Professional Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: Health Care UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Health Care UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Health CareSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 22.71%. For the same period, the Index had a total return of 19.96%1 and a volatility of 30.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	22.71%	9.01%	21.58%
Service	21.54%	7.94%	20.38%
Dow Jones U.S. Health CareSM Index	19.96%	8.94%	16.64%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	4.7%
Pfizer, Inc.	3.5%
Merck & Co., Inc.	3.3%
Abbott Laboratories	2.9%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Pharmaceuticals	27%
Health Care Equipment & Supplies	27%
Biotechnology	19%
Health Care Providers & Services	18%
Life Sciences Tools & Services	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Industrials UltraSector ProFund :: 17

Industrials UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. IndustrialsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -6.78%. For the same period, the Index had a total return of 0.89%1 and a volatility of 38.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-6.78%	10.85%	15.46%
Service	-7.69%	9.75%	14.32%
Dow Jones U.S. IndustrialsSM Index	0.89%	10.53%	13.11%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.78%
Service	2.84%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	77%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
PayPal Holdings, Inc.	4.7%
Accenture PLC	2.9%
Union Pacific Corp.	2.4%
Honeywell International, Inc.	2.1%
United Parcel Service, Inc.	2.0%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	48%
Software & Services	22%
Transportation	13%
Commercial & Professional Services	6%
Materials	6%
Technology Hardware & Equipment	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: Internet UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Internet UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Internet CompositeSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 33.31%. For the same period, the Index had a total return of 26.57%1 and a volatility of 33.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	33.31%	27.46%	29.76%
Service	32.01%	26.19%	28.46%
Dow Jones Internet CompositeSM Index	26.57%	21.19%	22.34%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.50%	1.50%
Service	2.50%	2.50%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	76%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.6%
Alphabet, Inc.	5.8%
Facebook, Inc.	5.1%
PayPal Holdings, Inc.	4.0%
Netflix, Inc.	3.7%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Software	22%
Interactive Media & Services	21%
Internet & Direct Marketing Retail	19%
IT Services	14%
Communications Equipment	10%
Health Care Technology	5%
Entertainment	5%
Capital Markets	3%
Diversified Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Large-Cap Growth ProFund :: 19

Large-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth® Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of 21.78%. For the same period, the Index had a total return of 24.55%1 and a volatility of 33.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	21.78%	13.15%	14.35%
Service	20.53%	12.02%	13.21%
S&P 500® Growth Index	24.55%	15.36%	16.63%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets

Apple, Inc.	10.6%
Microsoft Corp.	9.5%
Amazon.com, Inc.	8.1%
Alphabet, Inc.	5.4%
Facebook, Inc.	3.7%

S&P 500® Growth Index – Composition

% of Index
Information Technology	39%
Consumer Discretionary	15%
Communication Services	13%
Health Care	11%
Industrials	7%
Consumer Staples	4%
Financials	4%
Real Estate	3%
Materials	2%
Utilities	1%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: Large-Cap Value ProFund :: Management Discussion of Fund Performance (unaudited)

Large-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value® Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -4.55%. For the same period, the Index had a total return of -2.72%1 and a volatility of 35.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-4.55%	4.77%	8.52%
Service	-5.54%	3.72%	7.44%
S&P 500® Value Index	-2.72%	6.67%	10.52%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.6%
UnitedHealth Group, Inc.	2.7%

Verizon Communications, Inc.	2.2%
Johnson & Johnson	2.1%
Pfizer, Inc.	2.0%

S&P 500® Value Index – Composition

% of Index
Health Care	22%
Financials	18%
Consumer Staples	11%
Industrials	10%
Information Technology	8%
Communication Services	8%
Utilities	7%
Energy	5%
Consumer Discretionary	5%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Mid-Cap Growth ProFund :: 21

Mid-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of 3.17%. For the same period, the Index had a total return of 5.38%1 and a volatility of 38.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	3.17%	6.02%	10.46%
Service	2.12%	4.96%	9.36%
S&P MidCap 400® Growth Index	5.38%	7.96%	12.55%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets

Teradyne, Inc.	1.6%
Catalent, Inc.	1.5%
Etsy, Inc.	1.5%
FactSet Research Systems, Inc.	1.4%
Fair Isaac Corp.	1.4%

S&P MidCap 400® Growth Index – Composition

% of Index
Information Technology	20%
Industrials	17%
Health Care	16%
Consumer Discretionary	15%
Real Estate	9%
Financials	9%
Materials	6%
Consumer Staples	3%
Utilities	2%
Communication Services	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: Mid-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

Mid-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -5.52%. For the same period, the Index had a total return of -3.54%1 and a volatility of 40.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-5.52%	4.11%	9.00%
Service	-6.45%	3.06%	7.92%
S&P MidCap 400®	-3.54%	6.14%	11.10%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	8%
Swap Agreements	21%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Teradyne, Inc.	0.6%
Catalent, Inc.	0.6%
Etsy, Inc.	0.6%
FactSet Research Systems, Inc.	0.6%
Fair Isaac Corp.	0.6%

S&P MidCap 400® – Composition

% of Index
Information Technology	16%
Industrials	16%
Financials	15%
Consumer Discretionary	14%
Health Care	12%
Real Estate	10%
Materials	6%
Utilities	4%
Consumer Staples	4%
Communication Services	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Mid-Cap Value ProFund :: 23

Mid-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -14.82%. For the same period, the Index had a total return of -13.39%1 and a volatility of 43.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-14.82%	2.10%	7.37%
Service	-15.67%	1.07%	6.29%
S&P MidCap 400® Value Index	-13.39%	3.78%	9.33%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets

Molina Healthcare, Inc.	1.5%
Medical Properties Trust, Inc.	1.5%
Cree, Inc.	1.0%
UGI Corp.	1.0%
XPO Logistics, Inc.	1.0%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	21%
Industrials	15%
Consumer Discretionary	13%
Real Estate	11%
Information Technology	10%
Utilities	7%
Materials	7%
Health Care	6%
Consumer Staples	5%
Energy	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: Nasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of 36.83%. For the same period, the Index had a total return of 40.37%1 and a volatility of 34.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Nasdaq-100 ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	36.83%	17.78%	18.18%
Service	35.48%	16.60%	17.00%
Nasdaq-100® Index	40.37%	20.26%	20.71%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	11%
Swap Agreements	18%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.1%
Amazon.com, Inc.	7.8%
Microsoft Corp.	7.7%
Alphabet, Inc.	5.0%
Facebook, Inc.	3.0%

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	20%
Consumer Discretionary	18%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Oil & Gas UltraSector ProFund :: 25

Oil & Gas UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -58.57%. For the same period, the Index had a total return of -38.47%1 and a volatility of 56.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-58.57%	-19.60%	-7.46%
Service	-58.92%	-20.37%	-8.37%
Dow Jones U.S. Oil & GasSM Index	-38.47%	-9.60%	-1.68%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	69%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.3%
Chevron Corp.	17.0%
ConocoPhillips	4.4%
Kinder Morgan, Inc.	3.0%
EOG Resources, Inc.	3.0%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	8%
Electric Utilities	1%
Semiconductors & Semiconductor Equipment	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Oil Equipment & Services UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Oil Equipment & Services UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select Oil Equipment & ServicesSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -78.03%. For the same period, the Index had a total return of -56.43%1 and a volatility of 77.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and equipment services sector of the U.S. equity market. Component companies include, among others, suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment & Services UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-78.03%	-41.58%	-21.97%
Service	-78.28%	-42.18%	-22.75%
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	-56.43%	-24.94%	-12.75%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	2.09%	1.78%
Service	3.09%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.5%
Halliburton Co.	17.4%
TechnipFMC PLC	3.8%
Baker Hughes Co.	3.6%
ChampionX Corp.	3.3%

Dow Jones U.S. Select Oil Equipment & ServicesSM Index – Composition

% of Index
Oil & Gas Equipment & Services	89%
Oil & Gas Drilling	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Pharmaceuticals UltraSector ProFund :: 27

Pharmaceuticals UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select PharmaceuticalsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 10.55%. For the same period, the Index had a total return of 11.26%1 and a volatility of 28.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include, among others, the makers of prescription or over-the-counter drugs. The Index includes vaccine producers, but excludes vitamin producers.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	10.55%	-0.81%	13.81%
Service	9.48%	-1.79%	12.66%
Dow Jones U.S. Select PharmaceuticalsSM Index	11.26%	-1.10%	12.90%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	71%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.5%
Merck & Co., Inc.	15.0%
Catalent, Inc.	4.3%
Horizon Therapeutics PLC	4.2%
Zoetis, Inc.	3.8%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Precious Metals UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Precious MetalsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 118.27%. For the same period, the Index had a total return of 80.69%1 and a volatility of 46.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	118.27%	32.83%	-5.65%
Service	116.10%	31.47%	-6.59%
Dow Jones Precious MetalsSM Index	80.69%	27.81%	1.12%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	14.1%
Barrick Gold Corp.	13.0%
Franco-Nevada Corp.	7.7%
Wheaton Precious Metals Corp.	6.2%
Agnico Eagle Mines, Ltd.	4.9%

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	95%
Silver	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Real Estate UltraSector ProFund :: 29

Real Estate UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -15.54%. For the same period, the Index had a total return of -4.68%1 and a volatility of 41.32%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts ("REITs") that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-15.54%	4.18%	9.56%
Service	-16.39%	3.15%	8.47%
Dow Jones U.S. Real EstateSM Index	-4.68%	6.16%	9.24%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	7.2%
Prologis, Inc.	4.8%
Crown Castle International Corp.	4.3%
Equinix, Inc.	4.3%
Digital Realty Trust, Inc.	2.7%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	3%
Real Estate Management & Development	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: Rising Rates Opportunity ProFund :: Management Discussion of Fund Performance (unaudited)

Rising Rates Opportunity ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -37.79%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of 38.39%2 and a volatility of 27.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2020, the most recent Long Bond carried a maturity date of 5/15/50 and a 1.25% coupon.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-37.79%	-13.92%	-13.76%
Service	-38.41%	-14.81%	-14.63%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	38.39%	10.50%	8.76%

Expense Ratios**

Fund	Gross	Net
Investor	1.56%	1.56%
Service	2.56%	2.56%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	(124)%
Total Exposure	(124)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Rising Rates Opportunity 10 ProFund :: 31

Rising Rates Opportunity 10 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the "Note") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Note for the same period. For periods longer than a single day, the Fund will lose money if the Note's performance is flat, and it is possible that the Fund will lose money even if the level of the Note falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -14.62%. For the same period, the Note, as measured by the Ryan Labs Returns Treasury Yield Curve 10 Year Index1, had a total return of 16.14%2 and a volatility of 9.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2020 the most recent Note carried a maturity date of 5/15/30 and a 0.625% coupon.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting notes in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-14.62%	-5.21%	-5.84%
Service	-15.43%	-6.13%	-6.77%
Ryan Labs Returns Treasury Yield Curve 10 Year Index	16.14%	4.96%	4.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	(101)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 10 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 10-year U.S. Treasury note. This index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance (unaudited)

Rising U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the basket of currencies included in the U.S. Dollar Index (the "Index") for a single day, not for any other period. The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the "Benchmark"). A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Benchmark for the same period. For periods longer than a single day, the Fund will lose money if the Benchmark's performance is flat, and it is possible that the Fund will lose money even if the level of the Benchmark falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -5.15%. For the same period, the Index had a price return of -5.24%1 and a volatility of 6.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2020, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-5.15%	-0.61%	0.12%
Service	-6.07%	-1.59%	-0.88%
U.S. Dollar Index	-5.24%	-0.83%	1.36%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.78%
Service	2.87%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	102%
Total Exposure	102%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Semiconductor UltraSector ProFund :: 33

Semiconductor UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 42.27%. For the same period, the Index had a total return of 35.77%1 and a volatility of 46.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	42.27%	32.58%	24.25%
Service	40.81%	31.25%	23.01%
Dow Jones U.S. SemiconductorsSM Index	35.77%	25.55%	19.47%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	14.7%
Intel Corp.	11.4%
Broadcom, Inc.	7.1%
Qualcomm, Inc.	6.7%
Texas Instruments, Inc.	6.6%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: Short Nasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

Short Nasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -37.32%. For the same period, the Index had a total return of 40.37%1 and a volatility of 34.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Nasdaq-100 ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-37.32%	-20.67%	-21.25%
Service	-37.93%	-21.41%	-22.01%
Nasdaq-100® Index	40.37%	20.26%	20.71%

Expense Ratios**

Fund	Gross	Net
Investor	2.37%	1.78%
Service	3.37%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(91)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

Industry Breakdown	% of Index
Information Technology	47%
Communication Services	20%
Consumer Discretionary	18%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Oil & Gas ProFund :: 35

Short Oil & Gas ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 19.69%. For the same period, the Index had a total return of -38.47%1 and a volatility of 56.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	19.69%	0.33%	-6.16%
Service	18.63%	-0.66%	-7.05%
Dow Jones U.S. Oil & GasSM Index	-38.47%	-9.60%	-1.68%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	3.34%	1.78%
Service	4.34%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	8%
Electric Utilities	1%
Semiconductors & Semiconductor Equipment	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: Short Precious Metals ProFund :: Management Discussion of Fund Performance (unaudited)

Short Precious Metals ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -55.43%. For the same period, the Index had a total return of 80.69%1 and a volatility of 46.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-55.43%	-32.54%	-13.59%
Service	-55.85%	-33.23%	-14.43%
Dow Jones Precious MetalsSM Index	80.69%	27.81%	1.12%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	2.13%	1.78%
Service	3.13%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	95%
Silver	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Real Estate ProFund :: 37

Short Real Estate ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -11.17%. For the same period, the Index had a total return of -4.68%1 and a volatility of 41.32%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts ("REITs") that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-11.17%	-10.24%	-13.03%
Service	-12.05%	-11.11%	-13.86%
Dow Jones U.S. Real EstateSM Index	-4.68%	6.16%	9.24%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	3.76%	1.78%
Service	4.76%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	3%
Real Estate Management & Development	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: Short Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

Short Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -12.09%. For the same period, the Index had a total return of -4.59%1 and a volatility of 42.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000 includes large-, mid-, and small-capitalization companies.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-12.09%	-10.36%	-14.92%
Service	-13.02%	-11.28%	-15.73%
Russell 2000® Index	-4.59%	5.10%	10.07%

Expense Ratios**

Fund	Gross	Net
Investor	2.76%	1.78%
Service	3.76%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(88)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	13%
Real Estate	7%
Materials	4%
Utilities	3%
Consumer Staples	3%
Communication Services	3%
Energy	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap Growth ProFund :: 39

Small-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -3.41%. For the same period, the Index had a total return of -1.58%1 and a volatility of 41.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-3.41%	5.58%	10.70%
Service	-4.36%	4.52%	9.59%
S&P SmallCap 600® Growth Index	-1.58%	7.55%	12.77%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Lithia Motors, Inc.	1.4%
Wingstop, Inc.	1.3%
Exponent, Inc.	1.2%
NeoGenomics, Inc.	1.2%
Kinsale Capital Group, Inc.	1.1%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	20%
Industrials	20%
Consumer Discretionary	16%
Health Care	14%
Financials	10%
Real Estate	7%
Materials	4%
Consumer Staples	3%
Communication Services	3%
Utilities	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

Small-Cap ProFund (the "Fund")seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -7.80%. For the same period, the Index had a total return of -4.59%1 and a volatility of 42.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000 includes large-, mid-, and small-capitalization companies.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-7.80%	2.84%	8.02%
Service	-8.74%	1.83%	6.95%
Russell 2000® Index	-4.59%	5.10%	10.07%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Futures Contracts	9%
Swap Agreements	42%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Novavax, Inc.	0.2%
LHC Group, Inc.	0.2%
Deckers Outdoor Corp.	0.2%
BJ's Wholesale Club Holdings, Inc.	0.1%
Siteone Landscape Supply Inc.	0.1%

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	13%
Real Estate	7%
Materials	4%
Utilities	3%
Consumer Staples	3%
Communication Services	3%
Energy	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap Value ProFund :: 41

Small-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the "Index"). For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -17.55%. For the same period, the Index had a total return of -16.31%1 and a volatility of 45.58%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-17.55%	1.41%	7.01%
Service	-18.37%	0.42%	5.95%
S&P SmallCap 600® Value Index	-16.31%	3.27%	9.14%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Quaker Chemical Corp.	0.8%
Avista Corp.	0.8%
Merit Medical Systems, Inc.	0.8%
Green Dot Corp.	0.8%
ABM Industries, Inc.	0.8%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	21%
Industrials	16%
Consumer Discretionary	15%
Health Care	12%
Real Estate	9%
Materials	7%
Information Technology	6%
Energy	5%
Consumer Staples	4%
Communication Services	3%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Technology UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Technology UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. TechnologySM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 52.51%. For the same period, the Index had a total return of 39.99%1 and a volatility of 37.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	52.51%	30.72%	25.25%
Service	50.97%	29.42%	23.99%
Dow Jones U.S. TechnologySM Index	39.99%	23.50%	19.40%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	15.1%
Microsoft Corp.	13.6%
Alphabet, Inc.	7.7%
Facebook, Inc.	5.3%
NVIDIA Corp.	2.3%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	37%
Technology Hardware & Equipment	25%
Media & Entertainment	19%
Semiconductors & Semiconductor Equipment	17%
Retailing	1%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Telecommunications UltraSector ProFund :: 43

Telecommunications UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -8.22%. For the same period, the Index had a total return of -1.20%1 and a volatility of 29.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the telecommunications sector of the U.S. equity market. Component companies include, among others, regional and long-distance carriers; cellular, satellite and paging service providers; producers of equipment including satellites, mobile telephones, fiber optics, switching devices, teleconferencing equipment and connectivity devices for computers.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-8.22%	1.03%	7.78%
Service	-9.22%	-0.01%	6.69%
Dow Jones U.S. Select TelecommunicationsSM Index	-1.20%	2.41%	6.45%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	2.16%	1.78%
Service	3.16%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	103%
Total Exposure	175%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	15.9%
AT&T, Inc.	14.8%
T-Mobile U.S., Inc.	4.9%
Arista Networks, Inc.	3.4%
Garmin, Ltd.	3.3%

Dow Jones U.S. Select TelecommunicationsSM Index – Composition

% of Index
Diversified Telecommunication Services	55%
Communications Equipment	31%
Wireless Telecommunication Services	9%
Household Durables	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: UltraBear ProFund :: Management Discussion of Fund Performance (unaudited)

UltraBear ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -43.20%. For the same period, the Index had a total return of 11.96%1 and a volatility of 33.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-43.20%	-27.03%	-29.75%
Service	-43.81%	-27.74%	-30.45%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.95%	1.78%
Service	2.95%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(185)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	26%
Health Care	15%
Consumer Discretionary	11%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	7%
Utilities	3%
Real Estate	3%
Materials	3%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraBull ProFund :: 45

UltraBull ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of 6.48%. For the same period, the Index had a total return of 11.96%1 and a volatility of 33.93%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	6.48%	15.18%	21.53%
Service	5.39%	14.03%	20.33%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.50%	1.50%
Service	2.50%	2.50%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	9%
Swap Agreements	137%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.4%
Microsoft Corp.	3.1%
Amazon.com, Inc.	2.6%
Alphabet, Inc.	1.7%
Facebook, Inc.	1.2%

S&P 500® – Composition

% of Index
Information Technology	26%
Health Care	15%
Consumer Discretionary	11%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	7%
Utilities	3%
Real Estate	3%
Materials	3%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: UltraChina ProFund :: Management Discussion of Fund Performance (unaudited)

UltraChina ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon China Select ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 51.69%. For the same period, the Index had a total return of 31.57%1 and a volatility of 30.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	51.69%	8.26%	5.35%
Service	50.15%	7.18%	4.29%
S&P/BNY Mellon China Select ADR Index (USD)	31.57%	9.22%	7.19%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	18.0%
JD.com, Inc.	7.3%
China Mobile, Ltd.	4.9%
Pinduoduo, Inc.	4.5%
NetEase, Inc.	4.4%

S&P/BNY Mellon China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	52%
Communication Services	27%
Energy	8%
Financials	5%
Industrials	4%
Information Technology	2%
Health Care	2%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraDow 30 ProFund :: 47

UltraDow 30 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones Industrial Average® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -15.15%. For the same period, the Index had a total return of 0.83%1 and a volatility of 36.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-15.15%	13.73%	18.63%
Service	-15.95%	12.61%	17.45%
Dow Jones Industrial Average®	0.83%	11.05%	12.48%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	5%
Swap Agreements	136%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.6%
UnitedHealth Group, Inc.	4.7%
The Home Depot, Inc.	4.1%
Microsoft Corp.	3.2%
The Goldman Sachs Group, Inc.	3.1%

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	27%
Health Care	15%
Consumer Discretionary	14%
Financials	13%
Industrials	13%
Consumer Staples	9%
Communication Services	5%
Energy	3%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance (unaudited)

UltraEmerging Markets ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon Emerging 50 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 20.59%. For the same period, the Index had a total return of 17.67%1 and a volatility of 32.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	20.59%	9.35%	-1.38%
Service	19.41%	8.24%	-2.38%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	17.67%	9.11%	3.10%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.78%
Service	2.84%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	108%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	20.1%
Alibaba Group Holding, Ltd.	18.2%
HDFC Bank, Ltd.	4.4%
JD.com, Inc.	3.8%
Infosys Technologies, Ltd.	3.2%

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	30%
Information Technology	28%
Communication Services	13%
Financials	13%
Materials	6%
Energy	5%
Consumer Staples	2%
Industrials	1%
Health Care	1%
Utilities	1%

Country Composition
China	47%
Taiwan	24%
Indea	11%
Brazil	9%
Other	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraInternational ProFund :: 49

UltraInternational ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -15.53%. For the same period, the Index had a total return of -1.67%1 and a volatility of 22.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2020, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-15.53%	-4.46%	1.62%
Service	-16.38%	-5.41%	0.60%
MSCI EAFE® Index	-1.67%	2.10%	5.02%

Expense Ratios**

Fund	Gross	Net
Investor	2.30%	1.78%
Service	3.30%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	16%
Industrials	14%
Health Care	14%
Consumer Staples	12%
Consumer Discretionary	11%
Information Technology	9%
Materials	8%
Communication Services	6%
Utilities	4%
Energy	3%
Real Estate	3%

Country Composition
Japan	24%
United Kingdom	14%
France	11%
Switzerland	10%
Germany	9%
Other	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: UltraJapan ProFund :: Management Discussion of Fund Performance (unaudited)

UltraJapan ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nikkei 225 Stock Average (the "Index") for a single day, not for any other period. Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -4.85%. For the same period, the Index has a total return of 5.80%1, as measured in unhedged U.S. dollar terms, or 3.03%1 in local (Japanese yen) terms and a volatility of 25.37%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-4.85%	-2.49%	10.47%
Service	-5.79%	-3.42%	9.39%
Nikkei 225 Stock Average - USD	5.80%	6.42%	8.51%
Nikkei 225 Stock Average - JPY	3.03%	3.10%	10.69%

Expense Ratios**

Fund	Gross	Net
Investor	1.83%	1.78%
Service	2.83%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Swap Agreements	1%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	19%
Industrials	18%
Information Technology	17%
Health Care	16%
Communication Services	11%
Consumer Staples	9%
Materials	6%
Financials	2%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. "Local (Yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraLatin America ProFund :: 51

UltraLatin America ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon Latin America 35 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -66.27%. For the same period, the Index had a total return of -31.96%1 and a volatility of 51.17%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-66.27%	-17.47%	-20.33%
Service	-66.59%	-18.31%	-21.10%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	-31.96%	-2.07%	-5.50%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	115%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	12.5%
Petroleo Brasileiro S.A.	10.3%
Itau Unibanco Holding S.A.	8.4%
Banco Bradesco S.A.	6.3%
America Movil S.A.B. de C.V.	5.0%

S&P/BNY Mellon Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	24%
Financials	23%
Consumer Staples	15%
Energy	15%
Communication Services	11%
Utilities	9%
Industrials	3%

Country Composition
Brazil	69%
Mexico	18%
Chile	9%
Colmbia	3%
Peru	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: UltraMid-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraMid-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -24.24%. For the same period, the Index had a total return of -3.54%1 and a volatility of 40.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-24.24%	3.26%	14.94%
Service	-24.99%	2.24%	13.80%
S&P MidCap 400®	-3.54%	6.14%	11.10%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	9%
Swap Agreements	132%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Teradyne, Inc.	0.5%
Catalent, Inc.	0.5%
Etsy, Inc.	0.5%
FactSet Research Systems, Inc.	0.5%

Fair Isaac Corp.	0.5%

S&P MidCap 400® – Composition

% of Index
Information Technology	16%
Industrials	16%
Financials	15%
Consumer Discretionary	14%
Health Care	12%
Real Estate	10%
Materials	6%
Utilities	4%
Consumer Staples	4%
Communication Services	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraNasdaq-100 ProFund :: 53

UltraNasdaq-100 ProFund (the "Fund")seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of 67.62%. For the same period, the Index had a total return of 40.37%1 and a volatility of 34.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNasdaq-100 ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	67.62%	32.49%	35.95%
Service	65.95%	31.17%	34.61%
Nasdaq-100® Index	40.37%	20.26%	20.71%

Expense Ratios**

Fund	Gross	Net
Investor	1.50%	1.50%
Service	2.50%	2.50%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	14%
Swap Agreements	126%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.9%
Amazon.com, Inc.	6.8%
Microsoft Corp.	6.7%
Alphabet, Inc.	4.3%
Facebook, Inc.	2.6%

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	20%
Consumer Discretionary	18%
Health Care	7%
Consumer Staples	5%
Industrials	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: UltraShort China ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort China ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon China Select ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -57.12%. For the same period, the Index had a total return of 31.57%1 and a volatility of 30.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-57.12%	-30.67%	-28.50%
Service	-57.53%	-31.35%	-29.22%
S&P/BNY Mellon China Select ADR Index (USD)	31.57%	9.22%	7.19%

Expense Ratios**

Fund	Gross	Net
Investor	2.45%	1.78%
Service	3.45%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	52%
Communication Services	27%
Energy	8%
Financials	5%
Industrials	4%
Information Technology	2%
Health Care	2%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Dow 30 ProFund :: 55

UltraShort Dow 30 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -33.21%. For the same period, the Index had a total return of 0.83%1 and a volatility of 36.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-33.21%	-27.22%	-27.99%
Service	-33.91%	-27.96%	-28.74%
Dow Jones Industrial Average®	0.83%	11.05%	12.48%

Expense Ratios**

Fund	Gross	Net
Investor	2.25%	1.78%
Service	3.25%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(181)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	27%
Health Care	15%
Consumer Discretionary	14%
Financials	13%
Industrials	13%
Consumer Staples	9%
Communication Services	5%
Energy	3%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: UltraShort Emerging Markets ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Emerging Markets ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon Emerging Markets 50 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -47.64%. For the same period, the Index had a total return of 17.67%1 and a volatility of 32.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-47.64%	-27.73%	-19.24%
Service	-48.10%	-28.42%	-20.02%
S&P/BNY Mellon Emerging 50 ADR Index (USD)	17.67%	9.11%	3.10%

Expense Ratios**

Fund	Gross	Net
Investor	2.70%	1.78%
Service	3.70%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	30%
Information Technology	28%
Communication Services	13%
Financials	13%
Materials	6%
Energy	5%
Consumer Staples	2%
Industrials	1%
Health Care	1%
Utilities	1%

Country Composition
China	47%
Taiwan	24%
Indea	11%
Brazil	9%
Other	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort International ProFund :: 57

UltraShort International ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -21.67%. For the same period, the Index had a total return of -1.67%1 and a volatility of 22.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2020, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-21.67%	-13.16%	-19.60%
Service	-22.48%	-14.02%	-20.41%
MSCI EAFE® Index	-1.67%	2.10%	5.02%

Expense Ratios**

Fund	Gross	Net
Investor	2.43%	1.78%
Service	3.43%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	16%
Industrials	14%
Health Care	14%
Consumer Staples	12%
Consumer Discretionary	11%
Information Technology	9%
Materials	8%
Communication Services	6%
Utilities	4%
Energy	3%
Real Estate	3%

Country Composition
Japan	24%
United Kingdom	14%
France	11%
Switzerland	10%
Germany	9%
Other	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: UltraShort Japan ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Japan ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the "Index") for a single day, not for any other period. Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -31.26%. For the same period, the Index had a total return of 5.80%1, as measured in unhedged U.S. Dollar terms, or 3.03%1 in local (Japanese yen) terms and a volatility of 25.37%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-31.26%	-18.65%	-29.01%
Service	-31.87%	-19.45%	-29.69%
Nikkei 225 Stock Average - USD	5.80%	6.42%	8.51%
Nikkei 225 Stock Average - JPY	3.03%	3.10%	10.69%

Expense Ratios**

Fund	Gross	Net
Investor	5.49%	1.78%
Service	6.49%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(169)%
Swap Agreements	(30)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	19%
Industrials	18%
Information Technology	17%
Health Care	16%
Communication Services	11%
Consumer Staples	9%
Materials	6%
Financials	2%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Latin America ProFund :: 59

UltraShort Latin America ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P/BNY Mellon Latin America 35 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 0.22%. For the same period, the Index had a total return of -31.96%1 and a volatility of 51.17%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	0.22%	-24.52%	-13.17%
Service	-0.85%	-25.30%	-14.03%
S&P/BNY Mellon Latin America 35 ADR Index (USD)	-31.96%	-2.07%	-5.50%

Expense Ratios**

Fund	Gross	Net
Investor	2.42%	1.78%
Service	3.42%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	24%
Financials	23%
Consumer Staples	15%
Energy	15%
Communication Services	11%
Utilities	9%
Industrials	3%

Country Composition
Brazil	69%
Mexico	18%
Chile	9%
Colmbia	3%
Peru	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Mid-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P MidCap 400® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -33.28%. For the same period, the Index had a total return of -3.54%1 and a volatility of 40.29%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-33.28%	-22.57%	-28.71%
Service	-33.92%	-23.33%	-29.42%
S&P MidCap 400®	-3.54%	6.14%	11.10%

Expense Ratios**

Fund	Gross	Net
Investor	3.04%	1.78%
Service	4.04%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(193)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Information Technology	16%
Industrials	16%
Financials	15%
Consumer Discretionary	14%
Health Care	12%
Real Estate	10%
Materials	6%
Utilities	4%
Consumer Staples	4%
Communication Services	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Nasdaq-100 ProFund :: 61

UltraShort Nasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -64.81%. For the same period, the Index had a total return of 40.37%1 and a volatility of 34.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Nasdaq-100 ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-64.81%	-39.30%	-38.82%
Service	-65.08%	-39.85%	-39.40%
Nasdaq-100® Index	40.37%	20.26%	20.71%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(185)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	20%
Consumer Discretionary	18%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: UltraShort Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -34.44%. For the same period, the Index had a total return of -4.59%1 and a volatility of 42.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000 includes large-, mid-, and small-capitalization companies.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-34.44%	-23.40%	-30.16%
Service	-35.07%	-24.17%	-30.87%
Russell 2000® Index	-4.59%	5.10%	10.07%

Expense Ratios**

Fund	Gross	Net
Investor	3.14%	1.78%
Service	4.14%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(195)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	13%
Real Estate	7%
Materials	4%
Utilities	3%
Consumer Staples	3%
Communication Services	3%
Energy	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraSmall-Cap ProFund :: 63

UltraSmall-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class shares) had a total return of -27.85%. For the same period, the Index had a total return of -4.59%1 and a volatility of 42.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000 includes large-, mid-, and small-capitalization companies.

During the year ended July 31, 2020, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-27.85%	0.30%	11.95%
Service	-28.57%	-0.72%	10.81%
Russell 2000® Index	-4.59%	5.10%	10.07%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Futures Contracts	19%
Swap Agreements	123%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Novavax, Inc.	0.3%
LHC Group, Inc.	0.2%
Deckers Outdoor Corp.	0.2%
BJ's Wholesale Club Holdings, Inc.	0.2%
Siteone Landscape Supply, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	13%
Real Estate	7%
Materials	4%
Utilities	3%
Consumer Staples	3%
Communication Services	3%
Energy	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: U.S. Government Plus ProFund :: Management Discussion of Fund Performance (unaudited)

U.S. Government Plus ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of 43.48%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of 38.39%2 and a volatility of 27.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2020, the most recent Long Bond carried a maturity date of 5/15/50 and a 1.25% coupon.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	43.48%	10.79%	9.30%
Service	42.11%	9.67%	8.20%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	38.39%	10.50%	8.76%

Expense Ratios**

Fund	Gross	Net
Investor	1.34%	1.34%
Service	2.34%	2.34%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S Treasury Obligation	65%
Swap Agreements	60%
Total Exposure	125%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.
[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Utilities UltraSector ProFund :: 65

Utilities UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. UtilitiesSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2020, the Fund (Investor Class Shares) had a total return of -3.25%. For the same period, the Index had a total return of 3.43%1 and a volatility of 37.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2020, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2010 to July 31, 2020, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/20

Fund	One Year	Five Year	Ten Year
Investor	-3.25%	10.82%	13.32%
Service	-4.09%	9.76%	12.21%
Dow Jones U.S. UtilitiesSM Index	3.43%	10.37%	11.46%
S&P 500®	11.96%	11.49%	13.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**	Reflects the expense ratio as reported in the Prospectus dated November 29, 2019. Contractual fee waivers are in effect through November 30, 2020. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	81%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.4%
Dominion Energy, Inc.	5.2%
Duke Energy Corp.	4.7%
The Southern Co.	4.4%
American Electric Power Co., Inc.	3.3%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	60%
Multi-Utilities	30%
Gas Utilities	4%
Water Utilities	4%
Independent Power and Renewable Electricity Producers	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2020.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2020.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period*	Ending Account Value 7/31/20	Expenses Paid During Period*
Banks UltraSector ProFund – Investor	1.86%	$1,000.00	$534.10	$7.09	$1,015.61	$9.32
Banks UltraSector ProFund – Service	2.86%	1,000.00	531.30	10.89	1,010.64	14.30
Basic Materials UltraSector ProFund – Investor	1.78%	1,000.00	1,038.80	9.02	1,016.01	8.92
Basic Materials UltraSector ProFund – Service	2.78%	1,000.00	1,033.60	14.06	1,011.04	13.90
Bear ProFund – Investor	1.82%	1,000.00	875.00	8.48	1,015.81	9.12
Bear ProFund – Service	2.82%	1,000.00	870.80	13.12	1,010.84	14.10
Biotechnology UltraSector ProFund – Investor	1.61%	1,000.00	1,282.70	9.14	1,016.86	8.07
Biotechnology UltraSector ProFund – Service	2.60%	1,000.00	1,276.40	14.72	1,011.93	13.01
Bull ProFund – Investor	1.62%	1,000.00	1,013.30	8.11	1,016.81	8.12
Bull ProFund – Service	2.62%	1,000.00	1,008.30	13.08	1,011.83	13.11
Communication Services UltraSector ProFund – Investor	1.95%	1,000.00	1,075.40	10.06	1,015.17	9.77
Communication Services UltraSector ProFund – Service	2.95%	1,000.00	1,069.90	15.18	1,010.19	14.74
Consumer Goods UltraSector ProFund – Investor	1.78%	1,000.00	1,015.90	8.92	1,016.01	8.92
Consumer Goods UltraSector ProFund – Service	2.78%	1,000.00	1,010.70	13.90	1,011.04	13.90
Consumer Services UltraSector ProFund – Investor	1.67%	1,000.00	1,114.40	8.78	1,016.56	8.37
Consumer Services UltraSector ProFund – Service	2.67%	1,000.00	1,108.70	14.00	1,011.59	13.35
Europe 30 ProFund – Investor	1.78%	1,000.00	869.30	8.27	1,016.01	8.92
Europe 30 ProFund – Service	2.78%	1,000.00	864.10	12.88	1,011.04	13.90

Expense Examples (unaudited) :: 69

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period*	Ending Account Value 7/31/20	Expenses Paid During Period*
Falling U.S. Dollar ProFund – Investor	1.78%	$1,000.00	$1,026.90	$8.97	$1,016.01	$8.92
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	1,022.40	13.98	1,011.04	13.90
Financials UltraSector ProFund – Investor	2.11%	1,000.00	718.40	9.02	1,014.37	10.57
Financials UltraSector ProFund – Service	3.11%	1,000.00	714.70	13.26	1,009.40	15.54
Health Care UltraSector ProFund – Investor	1.74%	1,000.00	1,084.00	9.02	1,016.21	8.72
Health Care UltraSector ProFund – Service	2.70%	1,000.00	1,078.80	13.96	1,011.44	13.50
Industrials UltraSector ProFund – Investor	1.78%	1,000.00	879.90	8.32	1,016.01	8.92
Industrials UltraSector ProFund – Service	2.78%	1,000.00	875.70	12.96	1,011.04	13.90
Internet UltraSector ProFund – Investor	1.59%	1,000.00	1,377.00	9.40	1,016.96	7.97
Internet UltraSector ProFund – Service	2.59%	1,000.00	1,370.50	15.27	1,011.98	12.96
Large-Cap Growth ProFund – Investor	1.65%	1,000.00	1,115.10	8.68	1,016.66	8.27
Large-Cap Growth ProFund – Service	2.65%	1,000.00	1,109.30	13.90	1,011.69	13.25
Large-Cap Value ProFund – Investor	1.83%	1,000.00	890.40	8.60	1,015.76	9.17
Large-Cap Value ProFund – Service	2.83%	1,000.00	885.80	13.27	1,010.79	14.15
Mid-Cap Growth ProFund – Investor	1.73%	1,000.00	1,006.40	8.63	1,016.26	8.67
Mid-Cap Growth ProFund – Service	2.73%	1,000.00	1,001.50	13.59	1,011.29	13.65
Mid-Cap ProFund – Investor	1.80%	1,000.00	928.40	8.63	1,015.91	9.02
Mid-Cap ProFund – Service	2.80%	1,000.00	923.70	13.39	1,010.94	14.00
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	838.90	8.14	1,016.01	8.92
Mid-Cap Value ProFund – Service	2.78%	1,000.00	834.70	12.68	1,011.04	13.90
Nasdaq-100 ProFund – Investor	1.56%	1,000.00	1,200.20	8.53	1,017.11	7.82
Nasdaq-100 ProFund – Service	2.55%	1,000.00	1,194.20	13.91	1,012.18	12.76
Oil & Gas UltraSector ProFund – Investor	1.88%	1,000.00	505.70	7.04	1,015.51	9.42
Oil & Gas UltraSector ProFund – Service	2.88%	1,000.00	503.90	10.77	1,010.54	14.40
Oil Equipment & Services UltraSector ProFund – Investor	1.78%	1,000.00	321.50	5.85	1,016.01	8.92
Oil Equipment & Services UltraSector ProFund – Service	2.78%	1,000.00	319.50	9.12	1,011.04	13.90
Pharmaceuticals UltraSector ProFund – Investor	1.78%	1,000.00	959.40	8.67	1,016.01	8.92
Pharmaceuticals UltraSector ProFund – Service	2.78%	1,000.00	955.00	13.51	1,011.04	13.90
Precious Metals UltraSector ProFund – Investor	1.64%	1,000.00	1,720.90	11.09	1,016.71	8.22
Precious Metals UltraSector ProFund – Service	2.64%	1,000.00	1,712.30	17.80	1,011.74	13.20
Real Estate UltraSector ProFund – Investor	2.03%	1,000.00	768.00	8.92	1,014.77	10.17
Real Estate UltraSector ProFund – Service	3.03%	1,000.00	764.30	13.29	1,009.90	15.14
Rising Rates Opportunity ProFund – Investor	2.01%	1,000.00	730.80	8.65	1,014.87	10.07
Rising Rates Opportunity ProFund – Service	3.01%	1,000.00	726.90	12.92	1,009.90	15.04
Rising Rates Opportunity 10 ProFund – Investor	1.78%	1,000.00	897.00	8.40	1,016.01	8.92

70 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period*	Ending Account Value 7/31/20	Expenses Paid During Period*
Rising Rates Opportunity 10 ProFund – Service	2.78%	$1,000.00	$893.00	$13.08	$1,011.04	$13.90
Rising U.S. Dollar ProFund – Investor	1.78%	1,000.00	952.40	8.64	1,016.01	8.92
Rising U.S. Dollar ProFund – Service	2.78%	1,000.00	947.90	13.46	1,011.04	13.90
Semiconductor UltraSector ProFund – Investor	1.75%	1,000.00	1,146.10	9.34	1,016.16	8.77
Semiconductor UltraSector ProFund – Service	2.75%	1,000.00	1,140.40	14.63	1,011.19	13.75
Short Nasdaq-100 ProFund – Investor	1.78%	1,000.00	723.40	7.63	1,016.01	8.92
Short Nasdaq-100 ProFund – Service	2.78%	1,000.00	720.30	11.89	1,011.04	13.90
Short Oil & Gas ProFund – Investor	1.78%	1,000.00	1,082.30	9.22	1,016.01	8.92
Short Oil & Gas ProFund – Service	2.78%	1,000.00	1,077.60	14.36	1,011.04	13.90
Short Precious Metals ProFund – Investor	1.78%	1,000.00	551.00	6.86	1,016.01	8.92
Short Precious Metals ProFund – Service	2.78%	1,000.00	548.50	10.70	1,011.04	13.90
Short Real Estate ProFund – Investor	1.78%	1,000.00	957.40	8.66	1,016.01	8.92
Short Real Estate ProFund – Service	2.78%	1,000.00	953.10	13.50	1,011.04	13.90
Short Small-Cap ProFund – Investor	1.78%	1,000.00	912.90	8.47	1,016.01	8.92
Short Small-Cap ProFund – Service	2.78%	1,000.00	907.30	13.18	1,011.04	13.90
Small-Cap Growth ProFund – Investor	1.82%	1,000.00	939.60	8.78	1,015.81	9.12
Small-Cap Growth ProFund – Service	2.82%	1,000.00	934.90	13.57	1,010.84	14.10
Small-Cap ProFund – Investor	1.95%	1,000.00	904.20	9.23	1,015.17	9.77
Small-Cap ProFund – Service	2.95%	1,000.00	899.70	13.93	1,010.19	14.74
Small-Cap Value ProFund – Investor	2.00%	1,000.00	822.90	9.06	1,014.92	10.02
Small-Cap Value ProFund – Service	3.00%	1,000.00	818.80	13.57	1,009.95	14.99
Technology UltraSector ProFund – Investor	1.63%	1,000.00	1,220.90	9.00	1,016.76	8.17
Technology UltraSector ProFund – Service	2.63%	1,000.00	1,214.90	14.48	1,011.79	13.16
Telecommunications UltraSector ProFund – Investor	1.78%	1,000.00	944.80	8.61	1,016.01	8.92
Telecommunications UltraSector ProFund – Service	2.78%	1,000.00	939.10	13.40	1,011.04	13.90
UltraBear ProFund – Investor	1.78%	1,000.00	683.00	7.45	1,016.01	8.92
UltraBear ProFund – Service	2.78%	1,000.00	678.90	11.60	1,011.04	13.90
UltraBull ProFund – Investor	1.62%	1,000.00	919.10	7.73	1,016.81	8.12
UltraBull ProFund – Service	2.62%	1,000.00	914.40	12.47	1,011.83	13.11
UltraChina ProFund – Investor	1.78%	1,000.00	1,345.00	10.38	1,016.01	8.92
UltraChina ProFund – Service	2.78%	1,000.00	1,338.00	16.16	1,011.04	13.90
UltraDow 30 ProFund – Investor	1.73%	1,000.00	772.00	7.62	1,016.26	8.67
UltraDow 30 ProFund – Service	2.73%	1,000.00	768.50	12.00	1,011.29	13.65
UltraEmerging Markets ProFund – Investor	1.78%	1,000.00	1,082.30	9.22	1,016.01	8.92
UltraEmerging Markets ProFund – Service	2.78%	1,000.00	1,077.00	14.36	1,011.04	13.90
UltraInternational ProFund – Investor	1.78%	1,000.00	779.60	7.88	1,016.01	8.92
UltraInternational ProFund – Service	2.78%	1,000.00	775.00	12.27	1,011.04	13.90
UltraJapan ProFund – Investor	1.78%	1,000.00	845.60	8.17	1,016.01	8.92
UltraJapan ProFund – Service	2.78%	1,000.00	841.40	12.73	1,011.04	13.90
UltraLatin America ProFund – Investor	1.81%	1,000.00	388.50	6.25	1,015.86	9.07

Expense Examples (unaudited) :: 71

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period*	Ending Account Value 7/31/20	Expenses Paid During Period*
UltraLatin America ProFund – Service	2.81%	$1,000.00	$386.60	$9.69	$1,010.89	$14.05
UltraMid-Cap ProFund – Investor	1.69%	1,000.00	737.10	7.30	1,016.46	8.47
UltraMid-Cap ProFund – Service	2.69%	1,000.00	733.60	11.59	1,011.49	13.45
UltraNasdaq-100 ProFund – Investor	1.61%	1,000.00	1,309.10	9.24	1,016.86	8.07
UltraNasdaq-100 ProFund – Service	2.61%	1,000.00	1,302.50	14.94	1,011.88	13.06
UltraShort China ProFund – Investor	1.78%	1,000.00	544.40	6.84	1,016.01	8.92
UltraShort China ProFund – Service	2.78%	1,000.00	541.80	10.66	1,011.04	13.90
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	761.20	7.79	1,016.01	8.92
UltraShort Dow 30 ProFund – Service	2.78%	1,000.00	756.60	12.14	1,011.04	13.90
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	624.30	7.19	1,016.01	8.92
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	621.50	11.21	1,011.04	13.90
UltraShort International ProFund – Investor	1.78%	1,000.00	884.00	8.34	1,016.01	8.92
UltraShort International ProFund – Service	2.78%	1,000.00	879.00	12.99	1,011.04	13.90
UltraShort Japan ProFund – Investor	1.78%	1,000.00	813.40	8.03	1,016.01	8.92
UltraShort Japan ProFund – Service	2.78%	1,000.00	810.10	12.51	1,011.04	13.90
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	965.10	8.70	1,016.01	8.92
UltraShort Latin America ProFund – Service	2.78%	1,000.00	960.40	13.55	1,011.09	13.85
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	717.60	7.60	1,016.01	8.92
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	714.00	11.85	1,011.04	13.90
UltraShort Nasdaq-100 ProFund – Investor	1.79%	1,000.00	475.40	6.57	1015.96	8.97
UltraShort Nasdaq-100 ProFund – Service	2.79%	1000.00	473.90	10.22	1010.99	13.95
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	715.20	7.59	1,016.01	8.92
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	711.70	11.83	1,011.04	13.90
UltraSmall-Cap ProFund – Investor	1.87%	1,000.00	699.50	7.90	1,015.56	9.37
UltraSmall-Cap ProFund – Service	2.87%	1,000.00	696.10	12.10	1,010.59	14.35
U.S. Government Plus ProFund – Investor	1.41%	1,000.00	1,250.00	7.89	1,017.85	7.07
U.S. Government Plus ProFund – Service	2.41%	1,000.00	1,244.00	13.45	1,012.88	12.06
Utilities UltraSector ProFund – Investor	2.01%	1,000.00	785.80	8.92	1,014.87	10.07
Utilities UltraSector ProFund – Service	2.91%	1,000.00	782.50	12.90	1,010.39	14.55

*	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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Schedules of Portfolio Investments

74 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (72.2%)

	Shares	Value
Associated Banc-Corp. (Banks)	795	$10,208
BancorpSouth Bank (Banks)	504	10,549
Bank of America Corp. (Banks)	40,453	1,006,470
Bank of Hawaii Corp. (Banks)	207	11,722
Bank OZK (Banks)	625	15,031
BankUnited, Inc. (Banks)	478	9,627
BOK Financial Corp. (Banks)	164	9,135
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	733	7,073
Cathay General Bancorp (Banks)	391	9,454
CIT Group, Inc. (Banks)	509	9,656
Citigroup, Inc. (Banks)	10,786	539,408
Citizens Financial Group, Inc. (Banks)	2,211	54,855
Comerica, Inc. (Banks)	720	27,734
Commerce Bancshares, Inc. (Banks)	520	29,775
Cullen/Frost Bankers, Inc. (Banks)	294	21,186
East West Bancorp, Inc. (Banks)	733	25,406
F.N.B. Corp. (Banks)	1,674	12,404
Fifth Third Bancorp (Banks)	3,689	73,264
First Citizens BancShares, Inc.—Class A (Banks)	41	17,461
First Financial Bankshares, Inc. (Banks)	736	22,021
First Hawaiian, Inc. (Banks)	671	11,662
First Horizon National Corp. (Banks)	2,867	26,581
First Republic Bank (Banks)	888	99,882
Fulton Financial Corp. (Banks)	838	8,129
Glacier Bancorp, Inc. (Banks)	459	16,207
Hancock Whitney Corp. (Banks)	447	8,520
Home BancShares, Inc. (Banks)	795	12,982
Huntington Bancshares, Inc. (Banks)	5,254	48,705
International Bancshares Corp. (Banks)	289	8,791
Investors Bancorp, Inc. (Banks)	1,049	8,518
JPMorgan Chase & Co. (Banks)	15,786	1,525,558
KeyCorp (Banks)	5,053	60,687
M&T Bank Corp. (Banks)	665	70,457
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,402	25,293
PacWest Bancorp (Banks)	602	11,002
People's United Financial, Inc. (Banks)	2,201	23,749
Pinnacle Financial Partners, Inc. (Banks)	370	14,659
Popular, Inc. (Banks)	458	16,996
Prosperity Bancshares, Inc. (Banks)	481	26,724
Regions Financial Corp. (Banks)	4,955	53,811
Signature Bank (Banks)	277	28,401
Sterling Bancorp (Banks)	1,007	11,329
SVB Financial Group* (Banks)	268	60,104
Synovus Financial Corp. (Banks)	763	15,374
TCF Financial Corp. (Banks)	788	21,662
Texas Capital Bancshares, Inc.* (Banks)	262	8,704
TFS Financial Corp. (Thrifts & Mortgage Finance)	260	3,765
The PNC Financial Services Group, Inc (Banks)	2,198	234,461
Truist Financial Corp. (Banks)	6,982	261,546
Trustmark Corp. (Banks)	328	7,387
U.S. Bancorp (Banks)	7,102	261,638
UMB Financial Corp. (Banks)	220	10,956
Umpqua Holdings Corp. (Banks)	1,140	12,369
United Bankshares, Inc. (Banks)	659	17,345
Valley National Bancorp (Banks)	2,030	15,164
Washington Federal, Inc. (Thrifts & Mortgage Finance)	391	9,126
Webster Financial Corp. (Banks)	466	12,708
Wells Fargo & Co. (Banks)	19,330	468,946
Western Alliance Bancorp (Banks)	481	17,292
Wintrust Financial Corp. (Banks)	298	12,754
Zions Bancorp (Banks)	849	27,567
TOTAL COMMON STOCKS (Cost $2,628,135)		5,519,950

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,921,004	$1,921,000	$1,921,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,921,000)		1,921,000
TOTAL INVESTMENT SECURITIES (Cost $4,549,135)—97.3%		7,440,950
Net other assets (liabilities)—2.7%		206,883
NET ASSETS—100.0%		$7,647,833

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $864,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/24/20	0.61%	$4,154,127	$(61,217)
Dow Jones U.S. Banks Index	UBS AG	8/24/20	0.46%	1,795,366	(37,518)
				$5,949,493	$(98,735)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 75

Banks UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Banks	$5,474,693	71.6%
Thrifts & Mortgage Finance	45,257	0.6%
Other**	2,127,883	27.8%
Total	$7,647,833	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

76 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (73.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	836	$239,623
Albemarle Corp. (Chemicals)	402	33,149
Alcoa Corp.* (Metals & Mining)	704	9,152
Allegheny Technologies, Inc.* (Metals & Mining)	479	4,163
Arconic Corp.* (Metals & Mining)	363	5,913
Ashland Global Holdings, Inc. (Chemicals)	229	17,285
Avient Corp. (Chemicals)	346	8,269
Axalta Coating Systems, Ltd.* (Chemicals)	792	17,582
Cabot Corp. (Chemicals)	214	7,807
Carpenter Technology Corp. (Metals & Mining)	181	4,047
Celanese Corp. (Chemicals)	447	43,448
CF Industries Holdings, Inc. (Chemicals)	809	25,346
Commercial Metals Co. (Metals & Mining)	451	9,327
Corteva, Inc. (Chemicals)	2,832	80,882
Domtar Corp. (Paper & Forest Products)	209	4,387
Dow, Inc. (Chemicals)	2,803	115,091
DuPont de Nemours, Inc. (Chemicals)	2,777	148,514
Eastman Chemical Co. (Chemicals)	514	38,360
Ecolab, Inc. (Chemicals)	936	175,107
Element Solutions, Inc.* (Chemicals)	828	8,992
FMC Corp. (Chemicals)	490	51,965
Freeport-McMoRan, Inc. (Metals & Mining)	5,495	70,995
H.B. Fuller Co. (Chemicals)	195	8,841
Huntsman Corp. (Chemicals)	743	13,746
Ingevity Corp.* (Chemicals)	156	9,123
International Flavors & Fragrances, Inc. (Chemicals)	404	50,884
Linde PLC (Chemicals)	1,987	487,033
LyondellBasell Industries N.V.—Class A (Chemicals)	972	60,769
NewMarket Corp. (Chemicals)	27	10,120
Newmont Corp. (Metals & Mining)	3,037	210,160
Nucor Corp. (Metals & Mining)	1,140	47,823
Olin Corp. (Chemicals)	597	6,710
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	274	855
PPG Industries, Inc. (Chemicals)	893	96,131
Reliance Steel & Aluminum Co. (Metals & Mining)	241	23,681
Royal Gold, Inc. (Metals & Mining)	248	34,703
RPM International, Inc. (Chemicals)	490	39,979
Sensient Technologies Corp. (Chemicals)	160	8,354
Steel Dynamics, Inc. (Metals & Mining)	796	21,818
The Chemours Co. (Chemicals)	621	11,507
The Mosaic Co. (Chemicals)	1,320	17,780
The Scotts Miracle-Gro Co.—Class A (Chemicals)	149	23,627
United States Steel Corp.(a) (Metals & Mining)	833	5,548
Valvoline, Inc. (Chemicals)	700	14,364
W.R. Grace & Co. (Chemicals)	210	9,687
Westlake Chemical Corp. (Chemicals)	130	7,085
Worthington Industries, Inc. (Metals & Mining)	139	5,202
TOTAL COMMON STOCKS (Cost $838,192)		2,344,934

Repurchase Agreements(b)(c) (35.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,117,003	$1,117,000	$1,117,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,117,000)		1,117,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	3,361	$3,361
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	16	16
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	69	69
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	2,080	2,080
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,526)		5,526
TOTAL INVESTMENT SECURITIES (Cost $1,960,718)—109.2%		3,467,460
Net other assets (liabilities)—(9.2)%		(292,331)
NET ASSETS—100.0%		$3,175,129

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $4,749.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $521,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 77

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/24/20	0.61%	$1,171,944	$(35,857)
Dow Jones U.S. Basic Materials Index	UBS AG	8/24/20	0.46%	1,427,030	(27,353)
				$2,598,974	$(63,210)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Chemicals	$1,887,160	59.4%
Metals & Mining	452,532	14.3%
Oil, Gas & Consumable Fuels	855	NM
Paper & Forest Products	4,387	0.1%
Other**	830,195	26.2%
Total	$3,175,129	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

78 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $16,780,039	$16,780,000	$16,780,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,780,000)		16,780,000
TOTAL INVESTMENT SECURITIES (Cost $16,780,000)—102.5%		16,780,000
Net other assets (liabilities)—(2.5)%		(404,721)
NET ASSETS—100.0%		$16,375,279

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $2,672,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	9/21/20	$(816,250)	$(22,495)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/20	(0.46)%	$(6,931,508)	$(76,163)
S&P 500	UBS AG	8/27/20	(0.26)%	(8,635,293)	(86,743)
				$(15,566,801)	$(162,906)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 79

Common Stocks (73.7%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	1,688	$166,049
AbbVie, Inc. (Biotechnology)	256,678	24,361,309
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	16,571	688,856
Agilent Technologies, Inc. (Life Sciences Tools & Services)	44,972	4,332,153
Agios Pharmaceuticals, Inc.* (Biotechnology)	8,829	400,130
Alexion Pharmaceuticals, Inc.* (Biotechnology)	32,163	3,296,386
Alkermes PLC*(a) (Biotechnology)	23,120	416,391
Allogene Therapeutics, Inc.* (Biotechnology)	9,380	343,965
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	16,468	2,400,376
Amgen, Inc. (Biotechnology)	85,676	20,962,347
Avantor, Inc.* (Life Sciences Tools & Services)	39,356	868,980
Biogen, Inc.* (Biotechnology)	23,767	6,528,557
BioMarin Pharmaceutical, Inc.* (Biotechnology)	26,338	3,155,556
Bio-Techne Corp. (Life Sciences Tools & Services)	5,567	1,531,816
Bluebird Bio, Inc.* (Biotechnology)	9,430	572,401
Blueprint Medicines Corp.* (Biotechnology)	7,893	577,610
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	7,208	1,434,320
Exact Sciences Corp.* (Biotechnology)	20,719	1,963,125
Exelixis, Inc.* (Biotechnology)	44,664	1,031,292
FibroGen, Inc.* (Biotechnology)	11,680	472,690
Gilead Sciences, Inc. (Biotechnology)	182,640	12,698,959
Illumina, Inc.* (Life Sciences Tools & Services)	21,410	8,182,045
Immunomedics, Inc.* (Biotechnology)	30,267	1,278,175
Incyte Corp.* (Biotechnology)	26,277	2,595,117
Intercept Pharmaceuticals, Inc.* (Biotechnology)	3,694	168,594
Ionis Pharmaceuticals, Inc.* (Biotechnology)	18,465	1,062,845
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	25,866	4,096,916
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	3,482	3,255,670
Moderna, Inc.* (Biotechnology)	43,039	3,189,190
Myriad Genetics, Inc.* (Biotechnology)	10,859	131,068
Nektar Therapeutics* (Pharmaceuticals)	25,923	574,454
Neurocrine Biosciences, Inc.* (Biotechnology)	13,525	1,627,869
PPD, Inc.* (Life Sciences Tools & Services)	9,139	268,412
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	9,267	987,492
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	14,691	9,285,740
Repligen Corp.* (Biotechnology)	6,856	1,034,639
Sage Therapeutics, Inc.* (Biotechnology)	7,562	344,600
Sarepta Therapeutics, Inc.* (Biotechnology)	10,791	1,656,634
Seattle Genetics, Inc.* (Biotechnology)	16,892	2,808,633
Syneos Health, Inc.* (Life Sciences Tools & Services)	9,103	567,936
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	8,180	639,349
United Therapeutics Corp.* (Biotechnology)	6,410	714,523
Vertex Pharmaceuticals, Inc.* (Biotechnology)	37,763	10,271,536
Vir Biotechnology, Inc.* (Biotechnology)	1,202	57,408
TOTAL COMMON STOCKS (Cost $69,652,700)		143,002,113

Repurchase Agreements(b)(c) (29.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $56,619,130	$56,619,000	$56,619,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,619,000)	56,619,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	4,623	$4,623
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	22	22
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	95	95
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	2,860	2,860
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,600)		7,600
TOTAL INVESTMENT SECURITIES (Cost $126,279,300)—102.9%		199,628,713
Net other assets (liabilities)—(2.9)%		(5,563,893)
NET ASSETS—100.0%		$194,064,820

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $7,204.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $31,003,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

80 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/24/20	0.61%	$70,871,774	$(2,233,037)
Dow Jones U.S. Biotechnology Index	UBS AG	8/24/20	0.61%	77,407,347	(2,267,941)
				$148,279,121	$(4,500,978)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Biotechnology	$116,735,870	60.2%
Life Sciences Tools & Services	25,691,789	13.2%
Pharmaceuticals	574,454	0.3%
Other**	51,062,707	26.3%
Total	$194,064,820	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 81

Common Stocks (68.4%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	3,467	$348,919
AbbVie, Inc. (Biotechnology)	0.4%	3,454	327,818
Accenture PLC—Class A (IT Services)	0.4%	1,249	280,750
Adobe, Inc.* (Software)	0.5%	944	419,437
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.1%	588	874,915
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.1%	573	849,736
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.4%	821	2,598,201
Amgen, Inc. (Biotechnology)	0.4%	1,153	282,105
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.4%	7,985	3,393,944
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	13,965	413,085
Bank of America Corp. (Banks)	0.5%	15,304	380,764
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)	1.0%	3,810	745,922
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	4,435	260,157
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	784	248,332
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	3,659	307,136
Cisco Systems, Inc. (Communications Equipment)	0.5%	8,312	391,495
Comcast Corp.—Class A (Media)	0.5%	8,927	382,076
Costco Wholesale Corp. (Food & Staples Retailing)	0.4%	865	281,583
Danaher Corp. (Health Care Equipment & Supplies)	0.3%	1,233	251,285
Eli Lilly & Co. (Pharmaceuticals)	0.3%	1,651	248,129
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.4%	8,287	348,716
Facebook, Inc.—Class A* (Interactive Media & Services)	1.5%	4,713	1,195,547
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	8,299	396,111
Johnson & Johnson (Pharmaceuticals)	1.0%	5,164	752,705
JPMorgan Chase & Co. (Banks)	0.7%	5,972	577,135
Linde PLC (Chemicals)	0.3%	1,029	252,218
MasterCard, Inc.—Class A (IT Services)	0.7%	1,732	534,374
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	1,457	283,065
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	2,628	253,549
Merck & Co., Inc. (Pharmaceuticals)	0.5%	4,947	396,947
Microsoft Corp. (Software)	3.9%	14,863	3,047,063
Netflix, Inc.* (Entertainment)	0.5%	862	421,415
NextEra Energy, Inc. (Electric Utilities)	0.3%	959	269,191
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.3%	2,430	237,191
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.7%	1,206	512,055
PayPal Holdings, Inc.* (IT Services)	0.6%	2,301	451,157
PepsiCo, Inc. (Beverages)	0.5%	2,719	374,298
Pfizer, Inc. (Pharmaceuticals)	0.5%	10,887	418,932
Philip Morris International, Inc. (Tobacco)	0.3%	3,052	234,424
Salesforce.com, Inc.* (Software)	0.4%	1,766	344,104
The Coca-Cola Co. (Beverages)	0.5%	7,576	357,890
The Home Depot, Inc. (Specialty Retail)	0.7%	2,108	559,653
The Procter & Gamble Co. (Household Products)	0.8%	4,852	636,194
The Walt Disney Co. (Entertainment)	0.5%	3,540	413,968
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	774	320,398
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	1,859	562,868
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	8,110	466,163
Visa, Inc.—Class A (IT Services)	0.8%	3,307	629,654
Walmart, Inc. (Food & Staples Retailing)	0.5%	2,775	359,086
Other Common Stocks(a)	31.1%	351,114	24,116,715
TOTAL COMMON STOCKS (Cost $20,882,418)			53,008,575

Warrant(NM)
Occidental Petroleum Corp.; expiring 8/3/27 at $22.00 (Oil, Gas & Consumable Fuels)		220	1,232
TOTAL WARRANT (Cost $—)			1,232

See accompanying notes to the financial statements.

82 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(b)(c) (28.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $22,108,051	$22,108,000	$22,108,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,108,000)		22,108,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	95,305	$95,305
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	452	452
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	1,966	1,966
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	58,969	58,969
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $156,692)		156,692
TOTAL INVESTMENT SECURITIES (Cost $43,147,110)—97.1%		75,274,499
Net other assets (liabilities)—2.9%		2,261,948
NET ASSETS—100.0%		$77,536,447

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $149,591.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $2,078,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	43	9/21/20	$7,019,750	$195,674

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/20	0.66%	$9,115,964	$77,744
S&P 500	UBS AG	8/27/20	0.61%	8,428,522	92,140
				$17,544,486	$169,884

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 83

Bull ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$854,891	1.1%
Air Freight & Logistics	328,617	0.4%
Airlines	92,262	0.1%
Auto Components	53,735	0.1%
Automobiles	112,035	0.1%
Banks	1,853,191	2.4%
Beverages	886,941	1.1%
Biotechnology	1,211,394	1.6%
Building Products	233,318	0.3%
Capital Markets	1,395,797	1.8%
Chemicals	964,241	1.2%
Commercial Services & Supplies	221,390	0.3%
Communications Equipment	497,968	0.6%
Construction & Engineering	32,556	NM
Construction Materials	55,805	0.1%
Consumer Finance	230,627	0.3%
Containers & Packaging	166,504	0.2%
Distributors	42,314	0.1%
Diversified Consumer Services	5,466	NM
Diversified Financial Services	745,922	1.0%
Diversified Telecommunication Services	897,930	1.2%
Electric Utilities	1,019,535	1.3%
Electrical Equipment	237,108	0.3%
Electronic Equipment, Instruments & Components	286,495	0.4%
Energy Equipment & Services	109,239	0.1%
Entertainment	1,089,900	1.4%
Equity Real Estate Investment Trusts	1,455,213	1.9%
Food & Staples Retailing	805,651	1.0%
Food Products	599,318	0.8%
Gas Utilities	25,438	NM
Health Care Equipment & Supplies	2,115,740	2.7%
Health Care Providers & Services	1,453,964	1.9%
Health Care Technology	41,462	0.1%
Hotels, Restaurants & Leisure	798,059	1.0%
Household Durables	210,837	0.3%
Household Products	971,600	1.3%
Independent Power and Renewable Electricity Producers	36,006	NM
Industrial Conglomerates	567,829	0.7%
Insurance	1,018,373	1.3%
Interactive Media & Services	2,976,181	3.8%
Internet & Direct Marketing Retail	2,824,228	3.6%
IT Services	2,983,118	3.9%
Leisure Products	18,190	NM
Life Sciences Tools & Services	661,563	0.9%
Machinery	808,243	1.0%
Media	689,824	0.9%
Metals & Mining	170,372	0.2%
Multiline Retail	266,521	0.3%
Multi-Utilities	526,430	0.7%
Oil, Gas & Consumable Fuels	1,233,081	1.6%
Personal Products	89,278	0.1%
Pharmaceuticals	2,248,559	2.9%
Professional Services	183,362	0.2%
Real Estate Management & Development	28,783	NM
Road & Rail	521,192	0.7%
Semiconductors & Semiconductor Equipment	2,484,615	3.2%
Software	4,776,618	6.3%
Specialty Retail	1,282,182	1.7%
Technology Hardware, Storage & Peripherals	3,538,609	4.6%
Textiles, Apparel & Luxury Goods	312,783	0.4%
Tobacco	384,292	0.5%
Trading Companies & Distributors	103,763	0.1%
Water Utilities	52,281	0.1%
Wireless Telecommunication Services	119,836	0.2%
Other**	24,527,872	31.6%
Total	$77,536,447	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

84 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (77.0%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,420	$199,965
Alphabet, Inc.*—Class A (Interactive Media & Services)	339	504,415
Alphabet, Inc.*—Class C (Interactive Media & Services)	331	490,860
AT&T, Inc. (Diversified Telecommunication Services)	6,110	180,734
CenturyLink, Inc. (Diversified Telecommunication Services)	4,871	47,005
Charter Communications, Inc.*—Class A (Media)	359	208,221
Comcast Corp.—Class A (Media)	4,693	200,860
Discovery, Inc.* (Media)	789	16,648
Discovery, Inc.*—Class C (Media)	1,560	29,562
Dish Network Corp.*—Class A (Media)	1,268	40,715
Electronic Arts, Inc.* (Entertainment)	1,423	201,525
Facebook, Inc.*—Class A (Interactive Media & Services)	3,955	1,003,264
Fox Corp.—Class A (Media)	1,689	43,526
Fox Corp.—Class B (Media)	785	20,229
Live Nation Entertainment, Inc.* (Entertainment)	700	32,767
Netflix, Inc.* (Entertainment)	409	199,952
News Corp.—Class A (Media)	1,917	24,384
News Corp.(a)—Class B (Media)	599	7,643
Omnicom Group, Inc. (Media)	1,056	56,739
Take-Two Interactive Software, Inc.* (Entertainment)	562	92,179
The Interpublic Group of Cos., Inc.(a) (Media)	1,921	34,674
The Walt Disney Co. (Entertainment)	1,638	191,548
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,761	189,096
Twitter, Inc.* (Interactive Media & Services)	3,869	140,832
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,341	192,041
ViacomCBS, Inc.—Class B (Media)	2,665	69,477
TOTAL COMMON STOCKS (Cost $3,620,828)		4,418,861

Repurchase Agreements(b)(c) (20.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,176,003	$1,176,000	$1,176,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,176,000)		1,176,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	4,383	$4,383
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	21	21
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	90	90
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	2,712	2,712
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,206)		7,206
TOTAL INVESTMENT SECURITIES (Cost $4,804,034)—97.6%		5,602,067
Net other assets (liabilities)—2.4%		138,382
NET ASSETS—100.0%		$5,740,449

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $6,610.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $365,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	8/24/20	0.61%	$1,939,076	$35,749
S&P Communication Services Select Sector Index	UBS AG	8/24/20	0.46%	2,244,031	46,098
				$4,183,107	$81,847

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 85

Communication Services UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Diversified Telecommunication Services	$419,780	7.4%
Entertainment	917,936	16.0%
Interactive Media & Services	2,139,371	37.1%
Media	752,678	13.2%
Wireless Telecommunication Services	189,096	3.3%
Other**	1,321,588	23.0%
Total	$5,740,449	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

86 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (75.5%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,918	$158,485
Adient PLC* (Auto Components)	218	3,628
Altria Group, Inc. (Tobacco)	4,626	190,360
Aptiv PLC (Auto Components)	668	51,936
Archer-Daniels-Midland Co. (Food Products)	1,383	59,234
Autoliv, Inc. (Auto Components)	197	12,811
Beyond Meat, Inc.* (Food Products)	27	3,399
BorgWarner, Inc. (Auto Components)	516	18,886
Brown-Forman Corp.—Class B (Beverages)	455	31,550
Brunswick Corp. (Leisure Products)	197	13,195
Bunge, Ltd. (Food Products)	355	15,421
Campbell Soup Co. (Food Products)	420	20,819
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	373	5,588
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	111	8,738
Church & Dwight Co., Inc. (Household Products)	614	59,147
Colgate-Palmolive Co. (Household Products)	2,132	164,590
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	72	5,460
Conagra Brands, Inc. (Food Products)	1,212	45,389
Constellation Brands, Inc.—Class A (Beverages)	417	74,309
Coty, Inc.—Class A (Personal Products)	741	2,749
D.R. Horton, Inc. (Household Durables)	823	54,449
Dana, Inc. (Auto Components)	360	4,115
Darling Ingredients, Inc.* (Food Products)	408	11,395
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	69	14,438
Electronic Arts, Inc.* (Entertainment)	720	101,966
Energizer Holdings, Inc. (Household Products)	158	7,921
Flowers Foods, Inc. (Food Products)	481	10,943
Ford Motor Co. (Automobiles)	9,725	64,282
General Mills, Inc. (Food Products)	1,510	95,539
General Motors Co. (Automobiles)	3,136	78,055
Gentex Corp. (Auto Components)	608	16,410
Genuine Parts Co. (Distributors)	359	32,364
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	868	12,265
Harley-Davidson, Inc. (Automobiles)	380	9,891
Hasbro, Inc. (Leisure Products)	316	22,993
Helen of Troy, Ltd.* (Household Durables)	63	11,860
Herbalife Nutrition, Ltd.* (Personal Products)	231	11,836
Herman Miller, Inc. (Commercial Services & Supplies)	145	3,397
Hormel Foods Corp. (Food Products)	697	35,449
Ingredion, Inc. (Food Products)	166	14,359
Jefferies Financial Group, Inc. (Diversified Financial Services)	562	9,104
Kellogg Co. (Food Products)	624	43,050
Keurig Dr Pepper, Inc. (Beverages)	840	25,696
Kimberly-Clark Corp. (Household Products)	847	128,778
Lamb Weston Holding, Inc. (Food Products)	364	21,869
Lancaster Colony Corp. (Food Products)	47	7,454
Lear Corp. (Auto Components)	136	15,012
Leggett & Platt, Inc. (Household Durables)	330	13,230
Lennar Corp.—Class A (Household Durables)	684	49,486
Lennar Corp.—Class B (Household Durables)	38	2,047
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	100	1,216
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	285	92,793
Mattel, Inc.* (Leisure Products)	865	9,610
McCormick & Co., Inc. (Food Products)	310	60,419
Mohawk Industries, Inc.* (Household Durables)	150	11,978
Molson Coors Beverage Co.—Class B (Beverages)	469	17,597
Mondelez International, Inc.—Class A (Food Products)	3,552	197,101
Monster Beverage Corp.* (Beverages)	931	73,065
National Beverage Corp.*(a) (Beverages)	28	1,796
Newell Brands, Inc. (Household Durables)	952	15,613
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	3,087	301,323
Nu Skin Enterprises, Inc.—Class A (Personal Products)	131	5,875
NVR, Inc.* (Household Durables)	8	31,441
Peloton Interactive, Inc.*—Class A (Leisure Products)	61	4,161
PepsiCo, Inc. (Beverages)	3,454	475,477
Performance Food Group Co.* (Food & Staples Retailing)	330	9,247
Philip Morris International, Inc. (Tobacco)	3,874	297,562
Pilgrim's Pride Corp.* (Food Products)	130	1,996
Polaris, Inc. (Leisure Products)	144	14,923
Pool Corp. (Distributors)	100	31,670
Post Holdings, Inc.* (Food Products)	160	14,198
PulteGroup, Inc. (Household Durables)	628	27,381
PVH Corp. (Textiles, Apparel & Luxury Goods)	178	8,661
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	120	8,556
Reynolds Consumer Products, Inc. (Household Products)	120	4,087
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	338	9,897
Spectrum Brands Holdings, Inc. (Household Products)	100	5,416
Stanley Black & Decker, Inc. (Machinery)	383	58,722
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	188	3,982
Take-Two Interactive Software, Inc.* (Entertainment)	283	46,418
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	685	9,152
Tempur Sealy International, Inc.* (Household Durables)	108	8,743
Tesla, Inc.* (Automobiles)	363	519,365
The Boston Beer Co., Inc.*—Class A (Beverages)	24	19,451
The Clorox Co. (Household Products)	311	73,555
The Coca-Cola Co. (Beverages)	9,624	454,638
The Estee Lauder Co., Inc. (Personal Products)	560	110,623
The Goodyear Tire & Rubber Co. (Auto Components)	579	5,217
The Hain Celestial Group, Inc.* (Food Products)	196	6,660
The Hershey Co. (Food Products)	367	53,365
The JM Smucker Co.—Class A (Food Products)	284	31,055
The Kraft Heinz Co. (Food Products)	1,550	53,289
The Procter & Gamble Co. (Household Products)	6,162	807,960

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 87

Common Stocks, continued

	Shares	Value
Thor Industries, Inc. (Automobiles)	139	$15,845
Toll Brothers, Inc. (Household Durables)	289	11,040
TreeHouse Foods, Inc.* (Food Products)	141	6,179
Tyson Foods, Inc.—Class A (Food Products)	732	44,981
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	468	4,923
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	490	4,650
US Foods Holding Corp.* (Food & Staples Retailing)	550	11,165
Veoneer, Inc.* (Auto Components)	249	2,502
VF Corp. (Textiles, Apparel & Luxury Goods)	795	47,986
Whirlpool Corp. (Household Durables)	155	25,284
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	202	4,856
Zynga, Inc.* (Entertainment)	2,381	23,405
TOTAL COMMON STOCKS (Cost $3,872,646)		6,073,417

Repurchase Agreements(b)(c) (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,984,005	$1,984,000	$1,984,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,984,000)		1,984,000

Collateral for Securities Loaned(d) (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	44	$44
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	1	1
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	27	27
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $72)		72
TOTAL INVESTMENT SECURITIES (Cost $5,856,718)—100.1%		8,057,489
Net other assets (liabilities)—(0.1)%		(4,443)
NET ASSETS—100.0%		$8,053,046

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $64.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $1,090,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/24/20	0.61%	$1,994,078	$7,507
Dow Jones U.S. Consumer Goods Index	UBS AG	8/24/20	0.46%	3,960,555	13,420
				$5,954,633	$20,927

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Auto Components	$130,517	1.6%
Automobiles	687,439	8.5%
Beverages	1,173,579	14.6%
Commercial Services & Supplies	3,397	0.1%
Distributors	64,034	0.8%
Diversified Financial Services	9,104	0.1%
Entertainment	330,274	4.1%
Food & Staples Retailing	20,412	0.3%
Food Products	853,563	10.6%
Household Durables	262,552	3.3%
Household Products	1,251,455	15.5%
Leisure Products	64,881	0.8%
Machinery	58,722	0.7%
Personal Products	131,083	1.6%
Textiles, Apparel & Luxury Goods	544,483	6.8%
Tobacco	487,922	6.1%
Other**	1,979,629	24.5%
Total	$8,053,046	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (71.2%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	517	$26,977
Adtalem Global Education, Inc.* (Diversified Consumer Services)	397	13,633
Advance Auto Parts, Inc. (Specialty Retail)	530	79,574
Alaska Air Group, Inc. (Airlines)	941	32,408
Allegiant Travel Co. (Airlines)	101	11,315
Altice USA, Inc.* (Media)	2,087	56,328
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,216	10,177,611
AMC Networks, Inc.*—Class A (Media)	309	7,138
AMERCO (Road & Rail)	62	19,699
American Airlines Group, Inc.(a) (Airlines)	3,812	42,389
American Eagle Outfitters, Inc. (Specialty Retail)	1,191	11,910
AmerisourceBergen Corp. (Health Care Providers & Services)	1,139	114,116
Aramark (Hotels, Restaurants & Leisure)	1,938	40,931
AutoNation, Inc.* (Specialty Retail)	441	22,641
AutoZone, Inc.* (Specialty Retail)	180	217,336
Avis Budget Group, Inc.* (Road & Rail)	411	10,645
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	526	16,390
Best Buy Co., Inc. (Specialty Retail)	1,745	173,785
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	314	521,909
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	613	14,510
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	446	47,829
Burlington Stores, Inc.* (Specialty Retail)	504	94,752
Cable One, Inc. (Media)	41	74,725
Cardinal Health, Inc. (Health Care Providers & Services)	2,241	122,404
CarMax, Inc.*(a) (Specialty Retail)	1,249	121,116
Carnival Corp.(a)—Class A (Hotels, Restaurants & Leisure)	3,401	47,206
Carvana Co.* (Specialty Retail)	425	65,854
Casey's General Stores, Inc. (Food & Staples Retailing)	283	45,051
Charter Communications, Inc.*—Class A (Media)	1,158	671,640
Chegg, Inc.* (Diversified Consumer Services)	901	72,953
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	196	226,411
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	243	20,422
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	269	37,262
Cinemark Holdings, Inc. (Entertainment)	820	9,701
Comcast Corp.—Class A (Media)	34,946	1,495,688
Copart, Inc.* (Commercial Services & Supplies)	1,586	147,894
Costco Wholesale Corp. (Food & Staples Retailing)	3,389	1,103,221
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	182	20,106
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	997	75,672
Delta Air Lines, Inc. (Airlines)	4,357	108,794
Dick's Sporting Goods, Inc. (Specialty Retail)	500	22,810
Discovery, Inc.* (Media)	1,226	25,869
Discovery, Inc.*—Class C (Media)	2,427	45,992
Dish Network Corp.*—Class A (Media)	1,973	63,353
Dollar General Corp. (Multiline Retail)	1,932	367,853
Dollar Tree, Inc.* (Multiline Retail)	1,820	169,897
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	301	116,370
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	630	43,300
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,040	84,250
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,362	15,540
Five Below, Inc.* (Specialty Retail)	428	46,613
Floor & Decor Holdings, Inc.* (Specialty Retail)	542	35,718
Foot Locker, Inc. (Specialty Retail)	798	23,453
Fox Corp.—Class A (Media)	2,628	67,724
Fox Corp.—Class B (Media)	1,222	31,491
frontdoor, Inc.*—Class A (Diversified Consumer Services)	655	27,507
Graham Holdings Co.—Class B (Diversified Consumer Services)	34	13,545
Grand Canyon Education, Inc.* (Diversified Consumer Services)	364	32,301
H&R Block, Inc. (Diversified Consumer Services)	1,477	21,417
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	650	13,195
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,128	159,706
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	273	13,104
IAA, Inc.* (Commercial Services & Supplies)	1,028	44,564
IHS Markit, Ltd. (Professional Services)	3,061	247,115
JetBlue Airways Corp.* (Airlines)	2,068	21,383
John Wiley & Sons, Inc.—Class A (Media)	335	11,333
KAR Auction Services, Inc. (Commercial Services & Supplies)	991	14,994
Kohl's Corp. (Multiline Retail)	1,208	23,000
L Brands, Inc. (Specialty Retail)	1,790	43,694
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,578	112,504
Liberty Broadband Corp.*—Class A (Media)	187	25,247
Liberty Broadband Corp.*—Class C (Media)	1,175	161,292
Liberty Media Corp-Liberty Formula One*—Class A (Entertainment)	197	6,519
Liberty Media Corp-Liberty Formula One*—Class C (Entertainment)	1,560	55,286
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	639	22,231
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	1,283	44,892
Lions Gate Entertainment Corp.*—Class A (Entertainment)	431	3,301
Lions Gate Entertainment Corp.*—Class B (Entertainment)	837	5,951
Lithia Motors, Inc.—Class A (Specialty Retail)	170	38,956
Live Nation Entertainment, Inc.* (Entertainment)	1,090	51,023
LiveRamp Holdings, Inc.* (IT Services)	501	22,831
LKQ Corp.* (Distributors)	2,332	65,739
Lowe's Cos., Inc. (Specialty Retail)	5,794	862,785

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 89

Common Stocks, continued

	Shares	Value
Lyft, Inc.* (Road & Rail)	1,623	$47,440
Macy's, Inc.(a) (Multiline Retail)	2,375	14,393
Madison Square Garden Entertainment* (Entertainment)	133	9,424
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,065	173,111
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	280	23,705
McDonald's Corp. (Hotels, Restaurants & Leisure)	5,706	1,108,561
Meredith Corp. (Media)	309	4,437
MGM Resorts International (Hotels, Restaurants & Leisure)	3,784	60,885
Murphy USA, Inc.* (Specialty Retail)	210	27,806
National Vision Holdings, Inc.* (Specialty Retail)	615	19,674
Netflix, Inc.* (Entertainment)	3,375	1,649,969
News Corp.—Class A (Media)	2,984	37,956
News Corp.—Class B (Media)	934	11,918
Nexstar Media Group, Inc.—Class A (Media)	348	30,502
Nordstrom, Inc.(a) (Multiline Retail)	830	11,363
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	1,966	26,816
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	434	45,613
Omnicom Group, Inc. (Media)	1,644	88,332
O'Reilly Automotive, Inc.* (Specialty Retail)	569	271,629
Penske Automotive Group, Inc. (Specialty Retail)	253	11,339
Pinterest, Inc.*—Class A (Interactive Media & Services)	866	29,695
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	614	32,051
Qurate Retail, Inc.*—Class A (Internet & Direct Marketing Retail)	2,973	32,435
Roku, Inc.* (Household Durables)	702	108,733
Rollins, Inc. (Commercial Services & Supplies)	1,080	56,592
Ross Stores, Inc. (Specialty Retail)	2,728	244,620
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,317	64,151
Service Corp. International (Diversified Consumer Services)	1,367	59,273
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,012	41,381
Sinclair Broadcast Group, Inc.—Class A (Media)	425	8,755
Sirius XM Holdings, Inc. (Media)	10,418	61,258
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	603	10,486
Southwest Airlines Co. (Airlines)	4,116	127,143
Spirit Airlines, Inc.*(a) (Airlines)	680	10,751
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	903	23,821
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,964	686,014
Sysco Corp. (Food & Staples Retailing)	3,894	205,798
Target Corp. (Multiline Retail)	3,838	483,127
TEGNA, Inc. (Media)	1,677	19,755
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	500	28,095
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	320	7,680
The Gap, Inc. (Specialty Retail)	1,631	21,806
The Home Depot, Inc. (Specialty Retail)	8,255	2,191,619
The Interpublic Group of Cos., Inc. (Media)	2,990	53,970
The Kroger Co. (Food & Staples Retailing)	6,032	209,853
The Madison Square Garden Co.*—Class A (Entertainment)	132	20,287
The New York Times Co.—Class A (Media)	1,107	51,077
The TJX Cos., Inc. (Specialty Retail)	9,193	477,944
The Walt Disney Co. (Entertainment)	13,858	1,620,555
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,366	31,664
Tiffany & Co. (Specialty Retail)	837	104,926
Tractor Supply Co. (Specialty Retail)	887	126,610
TripAdvisor, Inc. (Interactive Media & Services)	772	15,618
Uber Technologies, Inc.* (Road & Rail)	1,597	48,326
Ulta Beauty, Inc.* (Specialty Retail)	432	83,372
United Airlines Holdings , Inc.* (Airlines)	1,939	60,846
Urban Outfitters, Inc.* (Specialty Retail)	540	8,932
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	309	59,337
ViacomCBS, Inc.—Class B (Media)	4,148	108,138
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,655	230,215
Walmart, Inc. (Food & Staples Retailing)	10,867	1,406,190
Warner Music Group Corp.*—Class A (Entertainment)	590	17,789
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	519	138,101
Williams-Sonoma, Inc. (Specialty Retail)	598	52,098
World Wrestling Entertainment, Inc.—Class A (Entertainment)	355	16,547
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	653	17,370
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	714	31,530
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	745	53,960
Yelp, Inc.* (Interactive Media & Services)	501	12,515
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,310	210,326
TOTAL COMMON STOCKS (Cost $11,943,620)		33,043,602

Repurchase Agreements(b)(c) (27.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $12,705,029	$12,705,000	$12,705,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,705,000)		12,705,000

See accompanying notes to the financial statements.

90 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	150,126	$150,126
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	711	711
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	3,097	3,097
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	92,889	92,889
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $246,823)		246,823
TOTAL INVESTMENT SECURITIES (Cost $24,895,443)—99.1%		45,995,425
Net other assets (liabilities)—0.9%		426,718
NET ASSETS—100.0%		$46,422,143

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $235,072.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $6,548,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/24/20	0.61%	$18,304,088	$349,634
Dow Jones U.S. Consumer Services Index	UBS AG	8/24/20	0.46%	17,916,376	340,408
				$36,220,464	$690,042

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Airlines	$415,030	0.9%
Commercial Services & Supplies	264,044	0.6%
Distributors	65,739	0.1%
Diversified Consumer Services	329,839	0.7%
Entertainment	3,466,352	7.5%
Food & Staples Retailing	3,224,149	7.0%
Health Care Providers & Services	236,520	0.5%
Hotels, Restaurants & Leisure	3,581,981	7.7%
Household Durables	108,733	0.2%
Interactive Media & Services	57,828	0.1%
Internet & Direct Marketing Retail	10,954,306	23.6%
IT Services	22,831	0.1%
Media	3,281,041	7.1%
Multiline Retail	1,115,246	2.4%
Professional Services	247,114	0.5%
Road & Rail	126,110	0.3%
Specialty Retail	5,530,349	11.9%
Trading Companies & Distributors	16,390	NM
Other**	13,378,541	28.8%
Total	$46,422,143	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 91

Common Stocks (100.2%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	4,778	$30,961
Anheuser-Busch InBev N.V.ADR (Beverages)	3,324	180,925
ArcelorMittal*NYS—Class A (Metals & Mining)	6,272	68,804
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	592	209,402
AstraZeneca PLCADR (Pharmaceuticals)	3,849	214,698
Banco Santander S.A.ADR (Banks)	40,593	85,651
Barclays PLCADR (Banks)	14,548	76,232
BP PLCADR (Oil, Gas & Consumable Fuels)	6,148	135,502
British American Tobacco PLCADR(a) (Tobacco)	4,676	156,880
Diageo PLCADR (Beverages)	1,205	177,424
Equinor ASAADR (Oil, Gas & Consumable Fuels)	8,448	125,960
Galapagos NV*ADR(a) (Biotechnology)	543	99,988
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,446	179,263
Grifols SAADR (Biotechnology)	5,079	95,841
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	891	113,718
HSBC Holdings PLCADR (Banks)	6,804	154,110
ING Groep N.V.ADR (Banks)	12,010	82,869
National Grid PLCADR (Multi-Utilities)	2,255	133,293
Nokia Corp.ADR(a) (Communications Equipment)	32,485	155,278
NOVO Nordisk A/SADR (Pharmaceuticals)	3,373	220,358
Rio Tinto PLCADR (Metals & Mining)	3,440	209,978
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	5,858	174,627
Ryanair Holdings PLC*ADR (Airlines)	1,307	98,025
SanofiADR (Pharmaceuticals)	3,849	201,880
SAP SEADR (Software)	2,020	321,624
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	14,341	165,639
Tenaris S.A.ADR (Energy Equipment & Services)	4,843	56,663
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	4,503	169,583
Unilever N.V.NYS (Personal Products)	4,445	262,388
Vodafone Group PLCADR (Wireless Telecommunication Services)	7,703	117,086
TOTAL COMMON STOCKS (Cost $3,758,856)		4,474,650

Collateral for Securities Loaned(b) (7.5%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(c)	204,097	204,097
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(c)	967	967
Invesco Government & Agency Portfolio— Institutional Shares, 0.15%(c)	4,210	4,210
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(c)	126,284	126,284
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $335,558)		335,558
TOTAL INVESTMENT SECURITIES (Cost $4,094,414)—107.7%		4,810,208
Net other assets (liabilities)—(7.7)%		(345,049)
NET ASSETS—100.0%		$4,465,159

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $324,701.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
NYS	New York Shares
ADR	American Depositary Receipt

Europe 30 ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Airlines	$98,025	2.2%
Banks	398,862	8.9%
Beverages	358,350	8.0%
Biotechnology	226,790	5.1%
Communications Equipment	320,917	7.2%
Energy Equipment & Services	56,663	1.3%
Metals & Mining	278,782	6.2%
Multi-Utilities	133,293	3.0%
Oil, Gas & Consumable Fuels	605,672	13.6%
Personal Products	262,388	5.9%
Pharmaceuticals	929,916	20.8%
Semiconductors & Semiconductor Equipment	209,402	4.7%
Software	321,624	7.2%
Tobacco	156,880	3.5%
Wireless Telecommunication Services	117,086	2.6%
Other**	(9,491)	(0.2)%
Total	$4,465,159	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2020:

	Value	% of Net Assets
Belgium	$280,913	6.3%
Denmark	220,358	4.9%
Finland	155,278	3.5%
France	371,463	8.3%
Germany	321,624	7.2%
Ireland	128,986	2.9%
Luxembourg	125,467	2.8%
Netherlands	466,898	10.5%
Norway	125,960	2.8%
Spain	181,492	4.1%
Sweden	165,639	3.7%
United Kingdom	1,930,572	43.2%
Other **	(9,491)	(0.2)%
Total	$4,465,159	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,215,003	$1,215,000	$1,215,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,215,000)		1,215,000
TOTAL INVESTMENT SECURITIES (Cost $1,215,000)—98.6%		1,215,000
Net other assets (liabilities)—1.4%		16,992
NET ASSETS—100.0%		$1,231,992

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $188,000.

As of July 31, 2020, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	28,552	U.S. dollar	$35,961	8/7/20	$37,370	$1,409
Canadian dollar	40,150	U.S. dollar	29,662	8/7/20	29,979	317
Euro	117,002	U.S. dollar	132,576	8/7/20	137,825	5,249
Japanese yen	1,968,672	U.S. dollar	18,318	8/7/20	18,602	284
Swedish krona	23,470	U.S. dollar	2,554	8/7/20	2,675	121
Swiss franc	4,631	U.S. dollar	4,939	8/7/20	5,066	127
Total Long Contracts			$224,010		$231,517	$7,507

As of July 31, 2020, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$10,916	British pound	8,504	8/7/20	$11,130	$(214)
U.S. dollar	7,454	Canadian dollar	9,976	8/7/20	7,449	5
U.S. dollar	54,581	Euro	46,614	8/7/20	54,910	(329)
U.S. dollar	12,870	Japanese yen	1,359,805	8/7/20	12,849	21
U.S. dollar	4,011	Swedish krona	35,224	8/7/20	4,014	(3)
U.S. dollar	3,089	Swiss franc	2,846	8/7/20	3,113	(24)
Total Short Contracts	$92,921				$93,465	$(544)

Long:
British pound	94,054	U.S. dollar	$118,595	8/7/20	$123,102	$4,507
Canadian dollar	119,863	U.S. dollar	88,577	8/7/20	89,498	921
Euro	534,538	U.S. dollar	607,187	8/7/20	629,671	22,484
Japanese yen	17,081,912	U.S. dollar	159,028	8/7/20	161,408	2,380
Swedish krona	464,692	U.S. dollar	50,672	8/7/20	52,958	2,286
Swiss franc	39,081	U.S. dollar	41,738	8/7/20	42,754	1,016
Total Long Contracts			$1,065,797		$1,099,391	$33,594

Total unrealized appreciation	$41,127
Total unrealized (depreciation)	(570)
Total net unrealized appreciation/(depreciation)	$40,557

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 93

Common Stocks (74.8%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	63	$759
Affiliated Managers Group, Inc. (Capital Markets)	34	2,339
Aflac, Inc. (Insurance)	522	18,568
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	407	5,534
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	92	16,335
Alleghany Corp. (Insurance)	10	5,223
Ally Financial, Inc. (Consumer Finance)	271	5,447
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	100	3,564
American Express Co. (Consumer Finance)	480	44,794
American Financial Group, Inc. (Insurance)	54	3,282
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	186	5,394
American International Group, Inc. (Insurance)	627	20,152
American Tower Corp. (Equity Real Estate Investment Trusts)	322	84,167
Americold Realty Trust (Equity Real Estate Investment Trusts)	146	5,891
Ameriprise Financial, Inc. (Capital Markets)	89	13,673
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	1,041	7,713
Aon PLC (Insurance)	168	34,477
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	108	4,193
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	153	1,349
Arch Capital Group, Ltd.* (Insurance)	295	9,071
Arthur J. Gallagher & Co. (Insurance)	138	14,834
Associated Banc-Corp. (Banks)	112	1,438
Assurant, Inc. (Insurance)	43	4,621
Assured Guaranty, Ltd. (Insurance)	63	1,375
Athene Holding, Ltd.* (Insurance)	86	2,774
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	102	15,618
Axis Capital Holdings, Ltd. (Insurance)	61	2,447
BancorpSouth Bank (Banks)	71	1,486
Bank of America Corp. (Banks)	5,680	141,318
Bank of Hawaii Corp. (Banks)	29	1,642
Bank OZK (Banks)	88	2,116
BankUnited, Inc. (Banks)	67	1,349
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,414	276,832
BlackRock, Inc.—Class A (Capital Markets)	112	64,400
Blackstone Group, Inc.—Class A (Capital Markets)	487	25,947
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	98	2,359
BOK Financial Corp. (Banks)	23	1,281
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	105	9,354
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	124	1,343
Brighthouse Financial, Inc.* (Insurance)	68	1,927
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	216	2,486
Brown & Brown, Inc. (Insurance)	171	7,775
Camden Property Trust (Equity Real Estate Investment Trusts)	71	6,448
Capital One Financial Corp. (Consumer Finance)	331	21,118
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	103	994
Cathay General Bancorp (Banks)	55	1,330
CBOE Global Markets, Inc. (Capital Markets)	80	7,016
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	244	10,689
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	140	1,259
Chubb, Ltd. (Insurance)	328	41,735
Cincinnati Financial Corp. (Insurance)	110	8,572
CIT Group, Inc. (Banks)	72	1,366
Citigroup, Inc. (Banks)	1,514	75,715
Citizens Financial Group, Inc. (Banks)	310	7,691
CME Group, Inc. (Capital Markets)	261	43,373
CNA Financial Corp. (Insurance)	20	666
CNO Financial Group, Inc. (Insurance)	104	1,570
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	350	672
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	83	993
Comerica, Inc. (Banks)	101	3,891
Commerce Bancshares, Inc. (Banks)	73	4,180
Corecivic, Inc. (Equity Real Estate Investment Trusts)	87	775
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	29	3,742
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	82	2,171
CoStar Group, Inc.* (Professional Services)	29	24,643
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	108	3,318
Credit Acceptance Corp.* (Consumer Finance)	10	4,679
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	303	50,509
CubeSmart (Equity Real Estate Investment Trusts)	141	4,183
Cullen/Frost Bankers, Inc. (Banks)	41	2,954
Cushman & Wakefield PLC* (Real Estate Management & Development)	120	1,284
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	84	7,007
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	145	670
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	195	31,305
Discover Financial Services (Consumer Finance)	223	11,023
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	173	674
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	120	3,497
Duke Realty Corp. (Equity Real Estate Investment Trusts)	268	10,771
E*TRADE Financial Corp. (Capital Markets)	161	8,174
East West Bancorp, Inc. (Banks)	103	3,570
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	28	3,714

See accompanying notes to the financial statements.

94 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Eaton Vance Corp. (Capital Markets)	83	$3,000
Enstar Group, Ltd.* (Insurance)	11	1,847
EPR Properties (Equity Real Estate Investment Trusts)	56	1,603
Equinix, Inc. (Equity Real Estate Investment Trusts)	64	50,270
Equitable Holdings, Inc. (Diversified Financial Services)	295	6,036
Equity Commonwealth (Equity Real Estate Investment Trusts)	88	2,778
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	133	9,087
Equity Residential (Equity Real Estate Investment Trusts)	254	13,622
Erie Indemnity Co.—Class A (Insurance)	13	2,732
Essent Group, Ltd. (Thrifts & Mortgage Finance)	80	2,866
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	48	10,596
Evercore Partners, Inc.—Class A (Capital Markets)	29	1,604
Everest Re Group, Ltd. (Insurance)	29	6,345
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	94	9,714
F.N.B. Corp. (Banks)	235	1,741
FactSet Research Systems, Inc. (Capital Markets)	28	9,696
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	51	3,891
Federated Hermes, Inc.—Class B (Capital Markets)	70	1,845
Fifth Third Bancorp (Banks)	518	10,287
First American Financial Corp. (Insurance)	81	4,132
First Citizens BancShares, Inc.—Class A (Banks)	6	2,555
First Financial Bankshares, Inc. (Banks)	103	3,082
First Hawaiian, Inc. (Banks)	94	1,634
First Horizon National Corp. (Banks)	404	3,743
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	93	4,085
First Republic Bank (Banks)	125	14,060
FirstCash, Inc. (Consumer Finance)	30	1,729
FNF Group (Insurance)	210	6,796
Franklin Resources, Inc. (Capital Markets)	202	4,252
Fulton Financial Corp. (Banks)	118	1,145
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	150	5,432
Genworth Financial, Inc.*—Class A (Insurance)	366	747
Glacier Bancorp, Inc. (Banks)	65	2,295
Globe Life, Inc. (Insurance)	71	5,652
Green Dot Corp.*—Class A (Consumer Finance)	35	1,774
Hancock Whitney Corp. (Banks)	63	1,201
Hartford Financial Services Group, Inc. (Insurance)	260	11,003
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	98	2,871
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	159	4,390
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	392	10,698
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	76	2,914
Home BancShares, Inc. (Banks)	112	1,829
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	513	5,530
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	112	2,640
Huntington Bancshares, Inc. (Banks)	738	6,841
Interactive Brokers Group, Inc.—Class A (Capital Markets)	56	2,778
Intercontinental Exchange, Inc. (Capital Markets)	398	38,518
International Bancshares Corp. (Banks)	41	1,247
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	141	433
Invesco, Ltd. (Capital Markets)	274	2,751
Investors Bancorp, Inc. (Banks)	147	1,194
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	396	11,809
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	209	5,892
Janus Henderson Group PLC (Capital Markets)	112	2,340
JBG Smith Properties (Equity Real Estate Investment Trusts)	86	2,495
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	38	3,759
JPMorgan Chase & Co. (Banks)	2,217	214,252
Kemper Corp. (Insurance)	45	3,533
KeyCorp (Banks)	710	8,527
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	77	4,487
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	315	3,512
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	63	4,141
Lazard, Ltd.—Class A (Capital Markets)	82	2,404
LendingTree, Inc.* (Thrifts & Mortgage Finance)	6	2,078
Lexington Realty Trust (Equity Real Estate Investment Trusts)	201	2,332
Life Storage, Inc. (Equity Real Estate Investment Trusts)	34	3,336
Lincoln National Corp. (Insurance)	141	5,255
Loews Corp. (Insurance)	176	6,408
LPL Financial Holdings, Inc. (Capital Markets)	57	4,504
M&T Bank Corp. (Banks)	93	9,853
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	66	952
Markel Corp.* (Insurance)	10	10,445
MarketAxess Holdings, Inc. (Capital Markets)	28	14,468
Marsh & McLennan Cos., Inc. (Insurance)	371	43,258
MasterCard, Inc.—Class A (IT Services)	643	198,385
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	384	7,730
Mercury General Corp. (Insurance)	20	858
MetLife, Inc. (Insurance)	561	21,234
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	330	868

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 95

Common Stocks, continued

	Shares	Value
MGIC Investment Corp. (Thrifts & Mortgage Finance)	246	$2,034
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	83	9,893
Moody's Corp. (Capital Markets)	117	32,912
Morgan Stanley (Capital Markets)	871	42,574
Morningstar, Inc. (Capital Markets)	15	2,521
MSCI, Inc.—Class A (Capital Markets)	62	23,311
Nasdaq, Inc. (Capital Markets)	84	11,030
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	32	1,984
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	125	4,431
Navient Corp. (Consumer Finance)	124	987
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	302	2,395
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	337	3,548
Northern Trust Corp. (Capital Markets)	151	11,831
Old Republic International Corp. (Insurance)	208	3,343
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	165	5,343
Onemain Holdings, Inc. (Consumer Finance)	55	1,579
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	105	1,513
PacWest Bancorp (Banks)	85	1,553
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	139	991
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	171	1,414
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	95	1,007
People's United Financial, Inc. (Banks)	309	3,334
Physicians Realty Trust (Equity Real Estate Investment Trusts)	147	2,652
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	92	1,491
Pinnacle Financial Partners, Inc. (Banks)	52	2,060
Popular, Inc. (Banks)	64	2,375
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	49	2,098
Primerica, Inc. (Insurance)	30	3,590
Principal Financial Group, Inc. (Insurance)	185	7,850
ProAssurance Corp. (Insurance)	39	573
Prologis, Inc. (Equity Real Estate Investment Trusts)	537	56,610
Prosperity Bancshares, Inc. (Banks)	67	3,723
Prudential Financial, Inc. (Insurance)	287	18,187
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	15	2,069
Public Storage (Equity Real Estate Investment Trusts)	109	21,787
Radian Group, Inc. (Thrifts & Mortgage Finance)	142	2,119
Raymond James Financial, Inc. (Capital Markets)	89	6,184
Rayonier, Inc. (Equity Real Estate Investment Trusts)	101	2,806
Realty Income Corp. (Equity Real Estate Investment Trusts)	250	15,013
Regency Centers Corp. (Equity Real Estate Investment Trusts)	123	5,047
Regions Financial Corp. (Banks)	696	7,559
Reinsurance Group of America, Inc. (Insurance)	49	4,177
RenaissanceRe Holdings, Ltd. (Insurance)	37	6,674
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	156	992
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	89	4,177
RLI Corp. (Insurance)	29	2,556
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	120	961
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	40	1,281
S&P Global, Inc. (Capital Markets)	175	61,294
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	149	2,196
Santander Consumer USA Holdings, Inc. (Consumer Finance)	70	1,285
SBA Communications Corp. (Equity Real Estate Investment Trusts)	81	25,235
SEI Investments Co. (Capital Markets)	90	4,710
Selective Insurance Group, Inc. (Insurance)	43	2,337
Service Properties Trust (Equity Real Estate Investment Trusts)	120	804
Signature Bank (Banks)	39	3,999
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	222	13,842
SITE Centers Corp. (Equity Real Estate Investment Trusts)	108	792
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	56	2,604
SLM Corp. (Consumer Finance)	273	1,848
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	75	2,585
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	205	3,065
State Street Corp. (Capital Markets)	256	16,330
Sterling Bancorp (Banks)	141	1,586
Stifel Financial Corp. (Capital Markets)	50	2,424
STORE Capital Corp. (Equity Real Estate Investment Trusts)	162	3,838
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	71	10,645
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	157	1,174
SVB Financial Group* (Banks)	37	8,298
Synchrony Financial (Consumer Finance)	391	8,653
Synovus Financial Corp. (Banks)	107	2,156
T. Rowe Price Group, Inc. (Capital Markets)	166	22,925
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	45	1,742
TCF Financial Corp. (Banks)	111	3,051
TD Ameritrade Holding Corp. (Capital Markets)	193	6,927
Texas Capital Bancshares, Inc.* (Banks)	37	1,229
TFS Financial Corp. (Thrifts & Mortgage Finance)	37	536
The Allstate Corp. (Insurance)	229	21,615

See accompanying notes to the financial statements.

96 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
The Bank of New York Mellon Corp. (Capital Markets)	586	$21,008
The Charles Schwab Corp. (Capital Markets)	833	27,614
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	88	935
The Goldman Sachs Group, Inc. (Capital Markets)	225	44,541
The Hanover Insurance Group, Inc. (Insurance)	28	2,853
The Howard Hughes Corp.* (Real Estate Management & Development)	33	1,755
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	88	671
The PNC Financial Services Group, Inc (Banks)	309	32,961
The Progressive Corp. (Insurance)	426	38,485
The Travelers Cos., Inc. (Insurance)	184	21,053
Tradeweb Markets, Inc.—Class A (Capital Markets)	56	3,028
Truist Financial Corp. (Banks)	980	36,711
Trustmark Corp. (Banks)	46	1,036
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	199	1,081
U.S. Bancorp (Banks)	997	36,729
UDR, Inc. (Equity Real Estate Investment Trusts)	214	7,747
UMB Financial Corp. (Banks)	31	1,544
Umpqua Holdings Corp. (Banks)	160	1,736
United Bankshares, Inc. (Banks)	93	2,448
Unum Group (Insurance)	148	2,550
Urban Edge Properties (Equity Real Estate Investment Trusts)	81	849
Valley National Bancorp (Banks)	285	2,129
Ventas, Inc. (Equity Real Estate Investment Trusts)	271	10,396
VEREIT, Inc. (Equity Real Estate Investment Trusts)	784	5,104
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	341	7,403
Virtu Financial, Inc.—Class A (Capital Markets)	55	1,364
Visa, Inc.—Class A (IT Services)	1,227	233,621
Vornado Realty Trust (Equity Real Estate Investment Trusts)	115	3,970
Voya Financial, Inc. (Diversified Financial Services)	92	4,545
W.R. Berkley Corp. (Insurance)	103	6,360
Washington Federal, Inc. (Thrifts & Mortgage Finance)	55	1,284
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	60	1,342
Webster Financial Corp. (Banks)	66	1,800
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	88	1,501
Wells Fargo & Co. (Banks)	2,714	65,842
Welltower, Inc. (Equity Real Estate Investment Trusts)	304	16,282
Western Alliance Bancorp (Banks)	67	2,409
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	542	15,073
White Mountains Insurance Group, Ltd. (Insurance)	2	1,760
Willis Towers Watson PLC (Insurance)	94	19,741
Wintrust Financial Corp. (Banks)	42	1,798
WP Carey, Inc. (Equity Real Estate Investment Trusts)	125	8,921
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	83	661
Zions Bancorp (Banks)	119	3,864
TOTAL COMMON STOCKS (Cost $1,231,512)		3,501,583

Repurchase Agreements(b)(c) (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $947,002	$947,000	$947,000
TOTAL REPURCHASE AGREEMENTS (Cost $947,000)		947,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	52	$52
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	1	1
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	32	32
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $85)		85
TOTAL INVESTMENT SECURITIES (Cost $2,178,597)—95.0%		4,448,668
Net other assets (liabilities)—5.0%		233,432
NET ASSETS—100.0%		$4,682,100

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $76.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $679,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 97

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/24/20	0.61%	$1,827,000	$(8,052)
Dow Jones U.S. Financials Index	UBS AG	8/24/20	0.76%	1,686,265	(5,062)
				$3,513,265	$(13,114)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Banks	$768,742	16.5%
Capital Markets	595,610	12.7%
Consumer Finance	104,916	2.3%
Diversified Financial Services	287,413	6.1%
Equity Real Estate Investment Trusts	757,581	16.2%
Insurance	473,018	10.1%
IT Services	432,006	9.2%
Mortgage Real Estate Investment Trusts	24,707	0.5%
Professional Services	24,643	0.5%
Real Estate Management & Development	17,488	0.4%
Thrifts & Mortgage Finance	15,459	0.3%
Other**	1,180,517	25.2%
Total	$4,682,100	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (70.8%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	90	$8,853
1Life Healthcare, Inc.* (Health Care Providers & Services)	157	4,649
Abbott Laboratories (Health Care Equipment & Supplies)	13,772	1,386,013
AbbVie, Inc. (Biotechnology)	13,721	1,302,259
ABIOMED, Inc.* (Health Care Equipment & Supplies)	350	104,979
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	692	20,629
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	886	36,831
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,403	231,481
Agios Pharmaceuticals, Inc.* (Biotechnology)	472	21,391
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,719	176,180
Align Technology, Inc.* (Health Care Equipment & Supplies)	558	163,952
Alkermes PLC* (Biotechnology)	1,235	22,242
Allogene Therapeutics, Inc.* (Biotechnology)	501	18,372
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	880	128,269
Amedisys, Inc.* (Health Care Providers & Services)	253	59,242
Amgen, Inc. (Biotechnology)	4,580	1,120,589
Anthem, Inc. (Health Care Providers & Services)	1,963	537,469
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	373	11,440
Avantor, Inc.* (Life Sciences Tools & Services)	2,102	46,412
Baxter International, Inc. (Health Care Equipment & Supplies)	3,962	342,238
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,296	645,957
Biogen, Inc.* (Biotechnology)	1,270	348,856
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,408	168,692
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	167	87,657
Bio-Techne Corp. (Life Sciences Tools & Services)	298	81,998
Bluebird Bio, Inc.* (Biotechnology)	505	30,654
Blueprint Medicines Corp.* (Biotechnology)	421	30,809
Boston Scientific Corp.* (Health Care Equipment & Supplies)	11,123	429,014
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,620	1,033,589
Bruker Corp. (Life Sciences Tools & Services)	793	35,384
Cantel Medical Corp. (Health Care Equipment & Supplies)	289	13,655
Catalent, Inc.* (Pharmaceuticals)	1,206	105,332
Centene Corp.* (Health Care Providers & Services)	4,508	294,147
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	386	76,810
Chemed Corp. (Health Care Providers & Services)	124	61,032
Cigna Corp. (Health Care Providers & Services)	2,873	496,138
Covetrus, Inc.* (Health Care Providers & Services)	760	16,842
CVS Health Corp. (Health Care Providers & Services)	10,177	640,540
Danaher Corp. (Health Care Equipment & Supplies)	4,899	998,416
DaVita, Inc.* (Health Care Providers & Services)	664	58,027
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,705	76,043
DexCom, Inc.* (Health Care Equipment & Supplies)	718	312,718
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,824	378,250
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,104	73,348
Eli Lilly & Co. (Pharmaceuticals)	6,557	985,452
Encompass Health Corp. (Health Care Providers & Services)	774	52,694
Exact Sciences Corp.* (Biotechnology)	1,107	104,888
Exelixis, Inc.* (Biotechnology)	2,388	55,139
FibroGen, Inc.* (Biotechnology)	624	25,253
Gilead Sciences, Inc. (Biotechnology)	9,762	678,752
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	589	28,378
Guardant Health, Inc.* (Health Care Providers & Services)	406	34,583
Haemonetics Corp.* (Health Care Equipment & Supplies)	392	34,363
HCA Healthcare, Inc. (Health Care Providers & Services)	2,051	259,739
HealthEquity, Inc.* (Health Care Providers & Services)	554	28,564
Henry Schein, Inc.* (Health Care Providers & Services)	1,111	76,359
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	518	50,360
Hologic, Inc.* (Health Care Equipment & Supplies)	2,010	140,258
Horizon Therapeutics PLC* (Pharmaceuticals)	1,486	90,928
Humana, Inc. (Health Care Providers & Services)	1,030	404,224
ICU Medical, Inc.* (Health Care Equipment & Supplies)	151	27,743
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	660	262,515
Illumina, Inc.* (Life Sciences Tools & Services)	1,144	437,191
Immunomedics, Inc.* (Biotechnology)	1,617	68,286
Incyte Corp.* (Biotechnology)	1,404	138,659
Insulet Corp.* (Health Care Equipment & Supplies)	510	103,714
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	548	26,167
Intercept Pharmaceuticals, Inc.* (Biotechnology)	197	8,991
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	908	622,380
Ionis Pharmaceuticals, Inc.* (Biotechnology)	987	56,812
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,383	219,053
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	431	46,656
Johnson & Johnson (Pharmaceuticals)	20,517	2,990,558
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	757	146,040
LivaNova PLC* (Health Care Equipment & Supplies)	379	17,639
Masimo Corp.* (Health Care Equipment & Supplies)	388	85,407

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 99

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	1,261	$189,352
MEDNAX, Inc.* (Health Care Providers & Services)	665	13,287
Medtronic PLC (Health Care Equipment & Supplies)	10,441	1,007,347
Merck & Co., Inc. (Pharmaceuticals)	19,652	1,576,876
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	187	174,845
Moderna, Inc.* (Biotechnology)	2,300	170,430
Molina Healthcare, Inc.* (Health Care Providers & Services)	460	84,962
Mylan N.V.* (Pharmaceuticals)	4,026	64,859
Myriad Genetics, Inc.* (Biotechnology)	579	6,989
Nektar Therapeutics* (Pharmaceuticals)	1,386	30,714
Neogen Corp.* (Health Care Equipment & Supplies)	412	31,629
Neurocrine Biosciences, Inc.* (Biotechnology)	722	86,900
NuVasive, Inc.* (Health Care Equipment & Supplies)	398	22,742
Penumbra, Inc.* (Health Care Equipment & Supplies)	258	57,253
Perrigo Co. PLC (Pharmaceuticals)	1,061	56,254
Pfizer, Inc. (Pharmaceuticals)	43,250	1,664,260
PPD, Inc.* (Life Sciences Tools & Services)	490	14,391
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	495	52,747
Premier, Inc.* (Health Care Providers & Services)	516	18,045
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,041	132,280
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	785	496,175
Repligen Corp.* (Biotechnology)	366	55,233
ResMed, Inc. (Health Care Equipment & Supplies)	1,126	228,026
Royalty Pharma PLC*—Class A (Pharmaceuticals)	601	25,873
Sage Therapeutics, Inc.* (Biotechnology)	405	18,456
Sarepta Therapeutics, Inc.* (Biotechnology)	577	88,581
Seattle Genetics, Inc.* (Biotechnology)	903	150,142
STERIS PLC (Health Care Equipment & Supplies)	660	105,356
Stryker Corp. (Health Care Equipment & Supplies)	2,510	485,183
Syneos Health, Inc.* (Life Sciences Tools & Services)	486	30,322
Teladoc Health, Inc.* (Health Care Technology)	580	137,825
Teleflex, Inc. (Health Care Equipment & Supplies)	362	135,062
Tenet Healthcare Corp.* (Health Care Providers & Services)	816	21,575
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	383	108,362
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,075	1,272,897
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	439	34,312
United Therapeutics Corp.* (Biotechnology)	343	38,234
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,385	2,236,029
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	606	66,599
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	707	100,903
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,019	549,168
Vir Biotechnology, Inc.* (Biotechnology)	64	3,057
Waters Corp.* (Life Sciences Tools & Services)	482	102,738
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	574	154,331
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,611	217,259
Zoetis, Inc. (Pharmaceuticals)	3,698	560,913
TOTAL COMMON STOCKS (Cost $24,346,848)		33,423,916

Repurchase Agreements(a)(b) (34.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $16,219,037	$16,219,000	$16,219,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,219,000)		16,219,000
TOTAL INVESTMENT SECURITIES (Cost $40,565,848)—105.2%		49,642,916
Net other assets (liabilities)—(5.2)%		(2,459,430)
NET ASSETS—100.0%		$47,183,486

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $7,501,000.

See accompanying notes to the financial statements.

100 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/24/20	0.61%	$14,374,259	$(149,461)
Dow Jones U.S. Health Care Index	UBS AG	8/24/20	0.46%	22,834,090	(180,965)
				$37,208,349	$(330,426)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Biotechnology	$6,239,601	13.3%
Health Care Equipment & Supplies	8,915,052	18.9%
Health Care Providers & Services	5,953,048	12.6%
Health Care Technology	137,825	0.3%
Life Sciences Tools & Services	2,872,779	6.1%
Pharmaceuticals	9,305,611	19.6%
Other**	13,759,570	29.2%
Total	$47,183,486	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 101

Common Stocks (72.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	499	$75,085
A.O. Smith Corp. (Building Products)	117	5,632
Accenture PLC—Class A (IT Services)	552	124,079
Acuity Brands, Inc. (Electrical Equipment)	35	3,469
ADT, Inc. (Commercial Services & Supplies)	94	809
AECOM* (Construction & Engineering)	139	5,030
AGCO Corp. (Machinery)	54	3,544
Air Lease Corp. (Trading Companies & Distributors)	92	2,412
Allegion PLC (Building Products)	80	7,957
Alliance Data Systems Corp. (IT Services)	37	1,641
Allison Transmission Holdings, Inc. (Machinery)	99	3,699
Amcor PLC (Containers & Packaging)	1,367	14,080
AMETEK, Inc. (Electrical Equipment)	199	18,557
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	256	27,075
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	34	2,146
AptarGroup, Inc. (Containers & Packaging)	55	6,336
Armstrong World Industries, Inc. (Building Products)	41	2,921
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	68	4,870
ASGN, Inc.* (Professional Services)	45	3,081
Automatic Data Processing, Inc. (IT Services)	373	49,575
Avery Dennison Corp. (Containers & Packaging)	72	8,160
Avnet, Inc. (Electronic Equipment, Instruments & Components)	86	2,298
Axon Enterprise, Inc.* (Aerospace & Defense)	52	4,323
Ball Corp. (Containers & Packaging)	283	20,838
Barnes Group, Inc. (Machinery)	42	1,549
Belden, Inc. (Electronic Equipment, Instruments & Components)	34	1,074
Berry Global Group, Inc.* (Containers & Packaging)	115	5,749
Black Knight, Inc.* (IT Services)	130	9,740
Broadridge Financial Solutions, Inc. (IT Services)	100	13,434
BWX Technologies, Inc. (Aerospace & Defense)	83	4,525
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	116	10,872
Carlisle Cos., Inc. (Industrial Conglomerates)	47	5,597
Carrier Global Corp. (Building Products)	706	19,231
Caterpillar, Inc. (Machinery)	470	62,454
Cimpress PLC* (Commercial Services & Supplies)	21	2,100
Cintas Corp. (Commercial Services & Supplies)	73	22,037
Clean Harbors, Inc.* (Commercial Services & Supplies)	44	2,622
Cognex Corp. (Electronic Equipment, Instruments & Components)	149	9,964
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	21	2,915
Colfax Corp.* (Machinery)	73	2,123
CoreLogic, Inc. (IT Services)	69	4,703
Corning, Inc. (Electronic Equipment, Instruments & Components)	659	20,429
Covanta Holding Corp. (Commercial Services & Supplies)	103	1,014
Crane Co. (Machinery)	42	2,376
Crown Holdings, Inc.* (Containers & Packaging)	116	8,303
CSX Corp. (Road & Rail)	664	47,370
Cummins, Inc. (Machinery)	128	24,737
Curtiss-Wright Corp. (Aerospace & Defense)	36	3,208
Deere & Co. (Machinery)	271	47,780
Deluxe Corp. (Commercial Services & Supplies)	37	1,045
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	56	3,898
Donaldson Co., Inc. (Machinery)	110	5,317
Dover Corp. (Machinery)	125	12,866
Eagle Materials, Inc. (Construction Materials)	36	2,888
Eaton Corp. PLC (Electrical Equipment)	347	32,315
EMCOR Group, Inc. (Construction & Engineering)	47	3,220
Emerson Electric Co. (Electrical Equipment)	519	32,183
EnerSys (Electrical Equipment)	36	2,421
Equifax, Inc. (Professional Services)	106	17,230
Euronet Worldwide, Inc.* (IT Services)	45	4,326
Expeditors International of Washington, Inc. (Air Freight & Logistics)	144	12,169
Fastenal Co. (Trading Companies & Distributors)	497	23,380
FedEx Corp. (Air Freight & Logistics)	208	35,027
Fidelity National Information Services, Inc. (IT Services)	537	78,568
Fiserv, Inc.* (IT Services)	488	48,698
FleetCor Technologies, Inc.* (IT Services)	73	18,876
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	114	4,749
Flowserve Corp. (Machinery)	113	3,149
Fluor Corp. (Construction & Engineering)	122	1,243
Fortive Corp. (Machinery)	257	18,039
Fortune Brands Home & Security, Inc. (Building Products)	121	9,257
FTI Consulting, Inc.* (Professional Services)	33	3,942
Gates Industrial Corp. PLC* (Machinery)	41	432
GATX Corp. (Trading Companies & Distributors)	31	1,891
Generac Holdings, Inc.* (Electrical Equipment)	54	8,509
General Dynamics Corp. (Aerospace & Defense)	201	29,495
General Electric Co. (Industrial Conglomerates)	7,592	46,083
Genpact, Ltd. (IT Services)	134	5,336
Global Payments, Inc. (IT Services)	259	46,107
Graco, Inc. (Machinery)	145	7,720
GrafTech International, Ltd. (Electrical Equipment)	50	304
Graphic Packaging Holding Co. (Containers & Packaging)	244	3,401
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	141	4,949
HEICO Corp. (Aerospace & Defense)	36	3,460
HEICO Corp.—Class A (Aerospace & Defense)	63	4,823
Hexcel Corp. (Aerospace & Defense)	72	2,686
Hillenbrand, Inc. (Machinery)	66	1,929
Honeywell International, Inc. (Industrial Conglomerates)	609	90,966
Howmet Aerospace, Inc. (Aerospace & Defense)	334	4,937
Hubbell, Inc. (Electrical Equipment)	47	6,344
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	36	6,254
IDEX Corp. (Machinery)	65	10,713
Illinois Tool Works, Inc. (Machinery)	250	46,248
Ingersoll Rand, Inc.* (Machinery)	300	9,477
Insperity, Inc. (Professional Services)	32	2,140

See accompanying notes to the financial statements.

102 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
International Paper Co. (Containers & Packaging)	342	$11,898
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	31	5,549
Itron, Inc.* (Electronic Equipment, Instruments & Components)	31	2,156
ITT, Inc. (Machinery)	75	4,330
J.B. Hunt Transport Services, Inc. (Road & Rail)	73	9,446
Jabil, Inc. (Electronic Equipment, Instruments & Components)	120	4,183
Jack Henry & Associates, Inc. (IT Services)	66	11,768
Jacobs Engineering Group, Inc. (Construction & Engineering)	112	9,559
Johnson Controls International PLC (Building Products)	645	24,820
Kansas City Southern Industries, Inc. (Road & Rail)	83	14,264
Kennametal, Inc. (Machinery)	73	1,968
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	163	16,282
Kirby Corp.* (Marine)	52	2,404
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	107	4,653
Korn Ferry (Professional Services)	48	1,349
L3Harris Technologies, Inc. (Aerospace & Defense)	187	31,478
Landstar System, Inc. (Road & Rail)	34	4,141
Lennox International, Inc. (Building Products)	31	8,312
Lincoln Electric Holdings, Inc. (Machinery)	51	4,610
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	21	3,731
Lockheed Martin Corp. (Aerospace & Defense)	214	81,099
Louisiana-Pacific Corp. (Paper & Forest Products)	98	3,104
Macquarie Infrastructure Corp. (Transportation Infrastructure)	68	2,037
ManpowerGroup, Inc. (Professional Services)	50	3,440
Martin Marietta Materials, Inc. (Construction Materials)	54	11,188
Masco Corp. (Building Products)	229	13,090
MasTec, Inc.* (Construction & Engineering)	51	2,029
MAXIMUS, Inc. (IT Services)	53	3,933
Mercury Systems, Inc.* (Aerospace & Defense)	48	3,717
Moog, Inc.—Class A (Aerospace & Defense)	26	1,397
MSA Safety, Inc. (Commercial Services & Supplies)	31	3,674
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	39	2,574
National Instruments Corp. (Electronic Equipment, Instruments & Components)	102	3,621
Navistar International Corp.* (Machinery)	58	1,858
Nielsen Holdings PLC (Professional Services)	311	4,488
Nordson Corp. (Machinery)	44	8,520
Norfolk Southern Corp. (Road & Rail)	222	42,671
Northrop Grumman Corp. (Aerospace & Defense)	134	43,551
nVent Electric PLC (Electrical Equipment)	136	2,470
O-I Glass, Inc. (Containers & Packaging)	137	1,430
Old Dominion Freight Line, Inc. (Road & Rail)	82	14,991
Oshkosh Corp. (Machinery)	59	4,644
Otis Worldwide Corp. (Machinery)	353	22,147
Owens Corning (Building Products)	94	5,684
PACCAR, Inc. (Machinery)	300	25,524
Packaging Corp. of America (Containers & Packaging)	82	7,882
Parker-Hannifin Corp. (Machinery)	111	19,860
Paychex, Inc. (IT Services)	277	19,922
PayPal Holdings, Inc.* (IT Services)	1,019	199,794
Pentair PLC (Machinery)	144	6,170
PerkinElmer, Inc. (Life Sciences Tools & Services)	97	11,534
Quanta Services, Inc. (Construction & Engineering)	120	4,796
Raytheon Technologies Corp. (Aerospace & Defense)	1,276	72,324
Regal Beloit Corp. (Electrical Equipment)	36	3,311
Republic Services, Inc.—Class A (Commercial Services & Supplies)	182	15,880
Resideo Technologies, Inc.* (Building Products)	108	1,434
Robert Half International, Inc. (Professional Services)	100	5,087
Rockwell Automation, Inc. (Electrical Equipment)	101	22,032
Roper Technologies, Inc. (Industrial Conglomerates)	91	39,353
Ryder System, Inc. (Road & Rail)	47	1,722
Sabre Corp. (IT Services)	240	1,814
Sealed Air Corp. (Containers & Packaging)	135	4,817
Sensata Technologies Holding PLC* (Electrical Equipment)	136	5,165
Silgan Holdings, Inc. (Containers & Packaging)	67	2,563
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	36	4,609
Snap-on, Inc. (Machinery)	47	6,856
Sonoco Products Co. (Containers & Packaging)	87	4,501
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	92	1,800
Square, Inc.*—Class A (IT Services)	296	38,436
Stericycle, Inc.* (Commercial Services & Supplies)	79	4,774
Summit Materials, Inc.*—Class A (Construction Materials)	100	1,472
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	286	25,474
Teledyne Technologies, Inc.* (Aerospace & Defense)	32	9,814
Terex Corp. (Machinery)	56	1,056
Tetra Tech, Inc. (Commercial Services & Supplies)	47	4,167
Textron, Inc. (Aerospace & Defense)	198	6,918
The Boeing Co. (Aerospace & Defense)	466	73,628
The Brink's Co. (Commercial Services & Supplies)	44	1,951
The Middleby Corp.* (Machinery)	48	3,987
The Sherwin-Williams Co. (Chemicals)	70	45,354
The Timken Co. (Machinery)	58	2,648
The Toro Co. (Machinery)	93	6,636
The Western Union Co. (IT Services)	357	8,668
Trane Technologies PLC (Building Products)	207	23,157
TransDigm Group, Inc. (Aerospace & Defense)	43	18,558
TransUnion (Professional Services)	165	14,779
Trex Co., Inc.* (Building Products)	50	6,967

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 103

Common Stocks, continued

	Shares	Value
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	217	$9,659
TriNet Group, Inc.* (Professional Services)	37	2,442
Trinity Industries, Inc. (Machinery)	83	1,621
Union Pacific Corp. (Road & Rail)	589	102,102
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	611	87,226
United Rentals, Inc.* (Trading Companies & Distributors)	62	9,633
Univar Solutions, Inc.* (Trading Companies & Distributors)	121	2,138
Valmont Industries, Inc. (Construction & Engineering)	19	2,303
Verisk Analytics, Inc.—Class A (Professional Services)	141	26,607
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	116	1,820
Vulcan Materials Co. (Construction Materials)	115	13,503
W.W. Grainger, Inc. (Trading Companies & Distributors)	37	12,637
Waste Management, Inc. (Commercial Services & Supplies)	337	36,935
Watsco, Inc. (Trading Companies & Distributors)	29	6,846
Welbilt, Inc.* (Machinery)	115	699
WESCO International, Inc.* (Trading Companies & Distributors)	43	1,671
Westinghouse Air Brake Technologies Corp. (Machinery)	157	9,764
WestRock Co. (Containers & Packaging)	225	6,044
WEX, Inc.* (IT Services)	37	5,860
Woodward, Inc. (Machinery)	49	3,672
XPO Logistics, Inc.* (Air Freight & Logistics)	79	5,927
Xylem, Inc. (Machinery)	156	11,385
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	46	12,915
TOTAL COMMON STOCKS (Cost $1,246,287)		3,077,394

Repurchase Agreements(a)(b) (28.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,219,003	$1,219,000	$1,219,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,219,000)		1,219,000
TOTAL INVESTMENT SECURITIES (Cost $2,465,287)—100.9%		4,296,394
Net other assets (liabilities)—(0.9)%		(37,625)
NET ASSETS—100.0%		$4,258,769

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $652,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/24/20	0.61%	$759,998	$(2,289)
Dow Jones U.S. Industrials Index	UBS AG	8/24/20	0.46%	2,514,768	259
				$3,274,766	$(2,030)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

104 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Industrials UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$407,994	9.6%
Air Freight & Logistics	151,221	3.5%
Building Products	128,462	3.0%
Chemicals	45,354	1.1%
Commercial Services & Supplies	97,008	2.3%
Construction & Engineering	28,180	0.7%
Construction Materials	29,051	0.7%
Containers & Packaging	106,002	2.5%
Electrical Equipment	137,080	3.2%
Electronic Equipment, Instruments & Components	162,662	3.8%
Industrial Conglomerates	257,084	6.0%
IT Services	695,279	16.3%
Life Sciences Tools & Services	11,534	0.3%
Machinery	412,106	9.7%
Marine	2,405	NM
Paper & Forest Products	3,104	0.1%
Professional Services	84,585	2.0%
Road & Rail	241,360	5.7%
Trading Companies & Distributors	74,886	1.8%
Transportation Infrastructure	2,037	NM
Other**	1,181,375	27.7%
Total	$4,258,769	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 105

Common Stocks (72.7%)

	Shares	Value
2U, Inc.* (Software)	35,576	$1,675,452
8x8, Inc.* (Software)	72,693	1,155,819
Akamai Technologies, Inc.* (IT Services)	29,499	3,316,868
Alphabet, Inc.*—Class A (Interactive Media & Services)	4,266	6,347,595
Alphabet, Inc.*—Class C (Interactive Media & Services)	4,157	6,164,665
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,189	16,421,524
Arista Networks, Inc.* (Communications Equipment)	11,524	2,993,589
Box, Inc.*—Class A (Software)	72,786	1,306,509
Ciena Corp.* (Communications Equipment)	40,813	2,428,782
Cisco Systems, Inc. (Communications Equipment)	152,389	7,177,521
Citrix Systems, Inc. (Software)	21,401	3,055,207
Cloudera, Inc.* (Software)	121,898	1,373,790
CommScope Holding Co., Inc.* (Communications Equipment)	113,235	1,050,821
DocuSign, Inc.* (Software)	21,988	4,767,658
Dropbox, Inc.* (Software)	80,278	1,826,325
E*TRADE Financial Corp. (Capital Markets)	50,585	2,568,201
eBay, Inc. (Internet & Direct Marketing Retail)	83,652	4,624,283
Etsy, Inc.* (Internet & Direct Marketing Retail)	29,613	3,505,587
Expedia Group, Inc. (Internet & Direct Marketing Retail)	29,928	2,424,467
Facebook, Inc.*—Class A (Interactive Media & Services)	43,745	11,096,793
GoDaddy, Inc.*—Class A (IT Services)	34,527	2,426,558
Groupon, Inc.* (Internet & Direct Marketing Retail)	27,354	419,884
GrubHub, Inc.* (Internet & Direct Marketing Retail)	31,275	2,259,306
Hubspot, Inc.* (Software)	10,751	2,522,292
Juniper Networks, Inc. (Communications Equipment)	88,786	2,253,389
LogMeIn, Inc. (Software)	19,224	1,649,611
Netflix, Inc.* (Entertainment)	16,245	7,941,856
Okta, Inc.* (IT Services)	18,694	4,131,000
PayPal Holdings, Inc.* (IT Services)	43,779	8,583,748
Pinterest, Inc.*—Class A (Interactive Media & Services)	58,787	2,015,806
Salesforce.com, Inc.* (Software)	36,178	7,049,284
Smartsheet, Inc.* (Software)	36,191	1,727,758
Snap, Inc.* (Interactive Media & Services)	146,596	3,286,682
TD Ameritrade Holding Corp. (Capital Markets)	61,198	2,196,396
Teladoc Health, Inc.* (Health Care Technology)	15,537	3,692,057
Twitter, Inc.* (Interactive Media & Services)	108,672	3,955,661
Veeva Systems, Inc.*—Class A (Health Care Technology)	17,668	4,674,423
VeriSign, Inc.* (IT Services)	16,124	3,413,128
Vonage Holdings Corp.* (Diversified Telecommunication Services)	123,466	1,475,419
Workday, Inc.*—Class A (Software)	21,662	3,919,089
Zoom Video Communications, Inc.*—Class A (Software)	8,930	2,267,416
TOTAL COMMON STOCKS (Cost $77,647,340)		157,142,219

Repurchase Agreements(a)(b) (24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $53,318,122	$53,318,000	$53,318,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,318,000)		53,318,000
TOTAL INVESTMENT SECURITIES (Cost $130,965,340)—97.4%		210,460,219
Net other assets (liabilities)—2.6%		5,674,319
NET ASSETS—100.0%		$216,134,538

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $28,430,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	8/24/20	0.61%	$74,774,222	$2,470,545
Dow Jones Internet Composite Index	UBS AG	8/24/20	0.46%	90,247,475	3,106,818
				$165,021,697	$5,577,363

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

106 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Internet UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Capital Markets	$4,764,597	2.2%
Communications Equipment	15,904,102	7.3%
Diversified Telecommunication Services	1,475,419	0.7%
Entertainment	7,941,856	3.7%
Health Care Technology	8,366,480	3.9%
Interactive Media & Services	32,867,203	15.2%
Internet & Direct Marketing Retail	29,655,051	13.7%
IT Services	21,871,302	10.1%
Software	34,296,209	15.9%
Other**	58,992,319	27.3%
Total	$216,134,538	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 107

Common Stocks (99.6%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	3,210	$323,053
AbbVie, Inc. (Biotechnology)	2,923	277,422
ABIOMED, Inc.* (Health Care Equipment & Supplies)	80	23,995
Accenture PLC—Class A (IT Services)	1,256	282,324
Adobe, Inc.* (Software)	1,508	670,035
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,665	283,781
Agilent Technologies, Inc. (Life Sciences Tools & Services)	551	53,078
Air Products & Chemicals, Inc. (Chemicals)	691	198,061
Akamai Technologies, Inc.* (IT Services)	366	41,153
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	213	37,818
Alexion Pharmaceuticals, Inc.* (Biotechnology)	401	41,098
Align Technology, Inc.* (Health Care Equipment & Supplies)	224	65,816
Allegion PLC (Building Products)	289	28,744
Alphabet, Inc.*—Class A (Interactive Media & Services)	939	1,397,185
Alphabet, Inc.*—Class C (Interactive Media & Services)	915	1,356,908
Altria Group, Inc. (Tobacco)	2,268	93,328
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,311	4,148,895
American Express Co. (Consumer Finance)	1,239	115,624
American Tower Corp. (Equity Real Estate Investment Trusts)	1,387	362,548
American Water Works Co., Inc. (Water Utilities)	283	41,677
Ameriprise Financial, Inc. (Capital Markets)	249	38,254
AMETEK, Inc. (Electrical Equipment)	718	66,954
Amgen, Inc. (Biotechnology)	1,086	265,712
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	926	97,933
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,153	132,422
ANSYS, Inc.* (Software)	269	83,551
Aon PLC (Insurance)	456	93,580
Apache Corp. (Oil, Gas & Consumable Fuels)	732	11,236
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,748	5,418,411
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,868	184,498
Arista Networks, Inc.* (Communications Equipment)	168	43,641
Arthur J. Gallagher & Co. (Insurance)	303	32,569
Autodesk, Inc.* (Software)	686	162,191
Automatic Data Processing, Inc. (IT Services)	834	110,847
AutoZone, Inc.* (Specialty Retail)	73	88,142
Avery Dennison Corp. (Containers & Packaging)	185	20,968
Ball Corp. (Containers & Packaging)	724	53,308
Baxter International, Inc. (Health Care Equipment & Supplies)	716	61,848
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	48	25,195
BlackRock, Inc.—Class A (Capital Markets)	246	141,452
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	128	212,753
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	199	17,729
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,638	101,748
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,894	228,422
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,251	396,254
Broadridge Financial Solutions, Inc. (IT Services)	251	33,719
Brown-Forman Corp.—Class B (Beverages)	571	39,593
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	786	14,698
Cadence Design Systems, Inc.* (Software)	874	95,485
Campbell Soup Co. (Food Products)	233	11,550
CarMax, Inc.* (Specialty Retail)	509	49,358
Carrier Global Corp. (Building Products)	1,350	36,774
Caterpillar, Inc. (Machinery)	999	132,747
CBOE Global Markets, Inc. (Capital Markets)	343	30,081
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,049	45,957
CDW Corp. (Electronic Equipment, Instruments & Components)	445	51,731
Celanese Corp. (Chemicals)	370	35,964
Cerner Corp. (Health Care Technology)	600	41,670
Charter Communications, Inc.*—Class A (Media)	472	273,760
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	80	92,413
Church & Dwight Co., Inc. (Household Products)	415	39,977
Cincinnati Financial Corp. (Insurance)	217	16,911
Cintas Corp. (Commercial Services & Supplies)	264	79,693
Citrix Systems, Inc. (Software)	189	26,982
CME Group, Inc. (Capital Markets)	572	95,055
Colgate-Palmolive Co. (Household Products)	1,206	93,103
Comcast Corp.—Class A (Media)	7,981	341,587
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,356	125,481
Copart, Inc.* (Commercial Services & Supplies)	646	60,240
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,116	34,596
Costco Wholesale Corp. (Food & Staples Retailing)	815	265,307
Coty, Inc.—Class A (Personal Products)	438	1,625
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	756	126,025
CSX Corp. (Road & Rail)	1,198	85,465
Cummins, Inc. (Machinery)	291	56,239
D.R. Horton, Inc. (Household Durables)	1,035	68,475
Danaher Corp. (Health Care Equipment & Supplies)	1,260	256,788
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	187	14,193
Deere & Co. (Machinery)	578	101,907
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	363	16,190
DexCom, Inc.* (Health Care Equipment & Supplies)	289	125,871
Discover Financial Services (Consumer Finance)	594	29,361
Dollar General Corp. (Multiline Retail)	788	150,035

See accompanying notes to the financial statements.

108 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	122	$47,166
Dover Corp. (Machinery)	266	27,379
Dow, Inc. (Chemicals)	2,318	95,177
Duke Realty Corp. (Equity Real Estate Investment Trusts)	680	27,329
eBay, Inc. (Internet & Direct Marketing Retail)	2,067	114,264
Ecolab, Inc. (Chemicals)	395	73,897
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,939	152,037
Electronic Arts, Inc.* (Entertainment)	479	67,836
Eli Lilly & Co. (Pharmaceuticals)	1,449	217,770
Emerson Electric Co. (Electrical Equipment)	1,010	62,630
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	911	42,680
Equifax, Inc. (Professional Services)	228	37,064
Equinix, Inc. (Equity Real Estate Investment Trusts)	277	217,578
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	102	22,515
Expeditors International of Washington, Inc. (Air Freight & Logistics)	271	22,902
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	234	24,182
Facebook, Inc.*—Class A (Interactive Media & Services)	7,524	1,908,613
Fastenal Co. (Trading Companies & Distributors)	1,255	59,035
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	92	7,020
First Horizon National Corp. (Banks)	1	7
First Republic Bank (Banks)	263	29,582
Fiserv, Inc.* (IT Services)	1,760	175,630
FleetCor Technologies, Inc.* (IT Services)	262	67,745
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	197	8,207
FMC Corp. (Chemicals)	405	42,950
Fortinet, Inc.* (Software)	420	58,086
Fortune Brands Home & Security, Inc. (Building Products)	437	33,431
Freeport-McMoRan, Inc. (Metals & Mining)	2,499	32,287
Garmin, Ltd. (Household Durables)	454	44,760
Gartner, Inc.* (IT Services)	279	34,775
Global Payments, Inc. (IT Services)	459	81,711
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	792	21,614
Hess Corp. (Oil, Gas & Consumable Fuels)	817	40,205
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	868	65,143
Hologic, Inc.* (Health Care Equipment & Supplies)	436	30,424
Honeywell International, Inc. (Industrial Conglomerates)	1,010	150,864
Howmet Aerospace, Inc. (Aerospace & Defense)	600	8,868
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	75	13,028
IDEX Corp. (Machinery)	134	22,086
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	266	105,802
IHS Markit, Ltd. (Professional Services)	911	73,544
Illinois Tool Works, Inc. (Machinery)	549	101,560
Illumina, Inc.* (Life Sciences Tools & Services)	276	105,476
Incyte Corp.* (Biotechnology)	565	55,799
Ingersoll Rand, Inc.* (Machinery)	790	24,956
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,551	360,409
Intercontinental Exchange, Inc. (Capital Markets)	942	91,167
Intuit, Inc. (Software)	816	249,998
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	365	250,186
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	56	10,025
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	383	60,663
J.B. Hunt Transport Services, Inc. (Road & Rail)	156	20,186
Jack Henry & Associates, Inc. (IT Services)	125	22,288
Johnson & Johnson (Pharmaceuticals)	3,462	504,621
JPMorgan Chase & Co. (Banks)	4,576	442,225
Kansas City Southern Industries, Inc. (Road & Rail)	297	51,039
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	585	58,436
Kimberly-Clark Corp. (Household Products)	522	79,365
KLA Corp. (Semiconductors & Semiconductor Equipment)	485	96,918
L3Harris Technologies, Inc. (Aerospace & Defense)	675	113,623
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	454	171,231
Lamb Weston Holding, Inc. (Food Products)	251	15,080
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	599	26,140
Leggett & Platt, Inc. (Household Durables)	273	10,945
Leidos Holdings, Inc. (IT Services)	209	19,888
Linde PLC (Chemicals)	1,167	286,044
Live Nation Entertainment, Inc.* (Entertainment)	298	13,949
LKQ Corp.* (Distributors)	495	13,954
Lockheed Martin Corp. (Aerospace & Defense)	772	292,564
Lowe's Cos., Inc. (Specialty Retail)	1,559	232,151
MarketAxess Holdings, Inc. (Capital Markets)	119	61,487
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	843	70,640
Marsh & McLennan Cos., Inc. (Insurance)	974	113,569
Martin Marietta Materials, Inc. (Construction Materials)	195	40,400
Masco Corp. (Building Products)	825	47,157
MasterCard, Inc.—Class A (IT Services)	2,765	853,085
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	367	24,989
McCormick & Co., Inc. (Food Products)	197	38,395
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,024	198,943
Merck & Co., Inc. (Pharmaceuticals)	4,344	348,563
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	47	43,945
MGM Resorts International (Hotels, Restaurants & Leisure)	941	15,141
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	768	78,129

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 109

Common Stocks, continued

	Shares	Value
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,480	$174,191
Microsoft Corp. (Software)	23,729	4,864,682
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	161	19,190
Monster Beverage Corp.* (Beverages)	784	61,528
Moody's Corp. (Capital Markets)	505	142,057
Motorola Solutions, Inc. (Communications Equipment)	532	74,374
MSCI, Inc.—Class A (Capital Markets)	266	100,011
Nasdaq, Inc. (Capital Markets)	169	22,191
National Oilwell Varco, Inc. (Energy Equipment & Services)	377	4,339
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	318	14,087
Netflix, Inc.* (Entertainment)	1,376	672,700
NextEra Energy, Inc. (Electric Utilities)	812	227,928
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,600	253,786
Norfolk Southern Corp. (Road & Rail)	433	83,227
Northrop Grumman Corp. (Aerospace & Defense)	485	157,630
NortonLifelock, Inc. (Software)	1,051	22,544
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	764	25,831
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,925	817,336
NVR, Inc.* (Household Durables)	11	43,232
Old Dominion Freight Line, Inc. (Road & Rail)	295	53,932
Oracle Corp. (Software)	3,908	216,699
O'Reilly Automotive, Inc.* (Specialty Retail)	232	110,752
Otis Worldwide Corp. (Machinery)	675	42,350
PACCAR, Inc. (Machinery)	1,082	92,057
Parker-Hannifin Corp. (Machinery)	221	39,541
Paychex, Inc. (IT Services)	669	48,114
Paycom Software, Inc.* (Software)	151	42,940
PayPal Holdings, Inc.* (IT Services)	3,674	720,361
PepsiCo, Inc. (Beverages)	2,084	286,884
PerkinElmer, Inc. (Life Sciences Tools & Services)	199	23,663
Philip Morris International, Inc. (Tobacco)	2,144	164,681
Phillips 66 (Oil, Gas & Consumable Fuels)	683	42,360
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	320	31,014
PPG Industries, Inc. (Chemicals)	376	40,476
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,317	138,838
Public Storage (Equity Real Estate Investment Trusts)	207	41,375
PulteGroup, Inc. (Household Durables)	789	34,400
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	359	46,006
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,520	371,747
Quanta Services, Inc. (Construction & Engineering)	194	7,754
Raytheon Technologies Corp. (Aerospace & Defense)	2,439	138,243
Realty Income Corp. (Equity Real Estate Investment Trusts)	484	29,064
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	211	133,367
Republic Services, Inc.—Class A (Commercial Services & Supplies)	302	26,350
ResMed, Inc. (Health Care Equipment & Supplies)	453	91,737
Rockwell Automation, Inc. (Electrical Equipment)	207	45,155
Rollins, Inc. (Commercial Services & Supplies)	207	10,847
Roper Technologies, Inc. (Industrial Conglomerates)	327	141,411
Ross Stores, Inc. (Specialty Retail)	1,112	99,713
S&P Global, Inc. (Capital Markets)	754	264,088
Salesforce.com, Inc.* (Software)	2,819	549,282
SBA Communications Corp. (Equity Real Estate Investment Trusts)	349	108,727
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	424	19,173
Sempra Energy (Multi-Utilities)	412	51,278
ServiceNow, Inc.* (Software)	597	262,202
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	383	23,880
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	303	44,111
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,655	279,717
STERIS PLC (Health Care Equipment & Supplies)	144	22,987
Stryker Corp. (Health Care Equipment & Supplies)	666	128,738
SVB Financial Group* (Banks)	103	23,100
Synchrony Financial (Consumer Finance)	1,680	37,178
Synopsys, Inc.* (Software)	472	94,032
Sysco Corp. (Food & Staples Retailing)	715	37,788
T. Rowe Price Group, Inc. (Capital Markets)	527	72,779
Take-Two Interactive Software, Inc.* (Entertainment)	357	58,555
Target Corp. (Multiline Retail)	1,001	126,006
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	516	45,960
Teledyne Technologies, Inc.* (Aerospace & Defense)	115	35,271
Teleflex, Inc. (Health Care Equipment & Supplies)	145	54,100
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,780	227,039
The Boeing Co. (Aerospace & Defense)	738	116,604
The Charles Schwab Corp. (Capital Markets)	2,617	86,754
The Coca-Cola Co. (Beverages)	4,838	228,547
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	88	24,898
The Estee Lauder Co., Inc. (Personal Products)	703	138,871
The Hershey Co. (Food Products)	309	44,932
The Home Depot, Inc. (Specialty Retail)	2,389	634,255
The Procter & Gamble Co. (Household Products)	4,493	589,121
The Progressive Corp. (Insurance)	1,117	100,910
The Sherwin-Williams Co. (Chemicals)	253	163,924
The TJX Cos., Inc. (Specialty Retail)	3,748	194,859
The Walt Disney Co. (Entertainment)	3,448	403,209
The Western Union Co. (IT Services)	1,286	31,224

See accompanying notes to the financial statements.

110 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,236	$511,642
Tiffany & Co. (Specialty Retail)	342	42,873
Tractor Supply Co. (Specialty Retail)	177	25,265
Trane Technologies PLC (Building Products)	464	51,907
TransDigm Group, Inc. (Aerospace & Defense)	157	67,758
Tyler Technologies, Inc.* (Software)	124	44,299
Tyson Foods, Inc.—Class A (Food Products)	442	27,161
UDR, Inc. (Equity Real Estate Investment Trusts)	434	15,711
Ulta Beauty, Inc.* (Specialty Retail)	97	18,720
Union Pacific Corp. (Road & Rail)	1,316	228,130
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	991	141,475
United Rentals, Inc.* (Trading Companies & Distributors)	225	34,958
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	156	22,264
VeriSign, Inc.* (IT Services)	169	35,774
Verisk Analytics, Inc.—Class A (Professional Services)	350	66,049
Vertex Pharmaceuticals, Inc.* (Biotechnology)	811	220,592
VF Corp. (Textiles, Apparel & Luxury Goods)	529	31,930
Visa, Inc.—Class A (IT Services)	5,279	1,005,123
Vulcan Materials Co. (Construction Materials)	414	48,612
Waste Management, Inc. (Commercial Services & Supplies)	705	77,267
Waters Corp.* (Life Sciences Tools & Services)	120	25,578
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	230	61,840
Willis Towers Watson PLC (Insurance)	193	40,532
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	304	22,019
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	573	9,540
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	472	50,669
Xylem, Inc. (Machinery)	332	24,229
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	942	85,769
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	166	46,605
Zoetis, Inc. (Pharmaceuticals)	1,486	225,396
TOTAL COMMON STOCKS (Cost $31,383,240)		50,938,400

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $214,000	$214,000	$214,000
TOTAL REPURCHASE AGREEMENTS (Cost $214,000)		214,000
TOTAL INVESTMENT SECURITIES (Cost $31,597,240)—100.0%		51,152,400
Net other assets (liabilities)—NM		6,617
NET ASSETS—100.0%		$51,159,017

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 111

Large-Cap Growth ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$943,589	1.8%
Air Freight & Logistics	164,377	0.3%
Banks	494,914	1.0%
Beverages	616,552	1.2%
Biotechnology	993,990	1.9%
Building Products	198,013	0.4%
Capital Markets	1,145,376	2.2%
Chemicals	936,493	1.8%
Commercial Services & Supplies	254,397	0.5%
Communications Equipment	118,015	0.2%
Construction & Engineering	7,754	NM
Construction Materials	89,012	0.2%
Consumer Finance	182,163	0.4%
Containers & Packaging	74,276	0.1%
Distributors	13,954	NM
Electric Utilities	227,928	0.4%
Electrical Equipment	174,739	0.3%
Electronic Equipment, Instruments & Components	353,493	0.7%
Energy Equipment & Services	4,339	NM
Entertainment	1,216,249	2.4%
Equity Real Estate Investment Trusts	1,241,143	2.4%
Food & Staples Retailing	303,095	0.6%
Food Products	137,118	0.3%
Health Care Equipment & Supplies	1,920,321	3.8%
Health Care Technology	41,670	0.1%
Hotels, Restaurants & Leisure	917,284	1.8%
Household Durables	201,812	0.4%
Household Products	801,567	1.6%
Independent Power and Renewable Electricity Producers	25,831	0.1%
Industrial Conglomerates	292,275	0.6%
Insurance	398,071	0.8%
Interactive Media & Services	4,662,707	9.1%
Internet & Direct Marketing Retail	4,475,912	8.7%
IT Services	3,563,761	7.0%
Life Sciences Tools & Services	849,240	1.7%
Machinery	665,051	1.3%
Media	615,347	1.2%
Metals & Mining	32,287	0.1%
Multiline Retail	276,041	0.5%
Multi-Utilities	51,278	0.1%
Oil, Gas & Consumable Fuels	307,674	0.6%
Personal Products	140,496	0.3%
Pharmaceuticals	1,524,772	3.0%
Professional Services	176,657	0.3%
Real Estate Management & Development	45,957	0.1%
Road & Rail	521,979	1.0%
Semiconductors & Semiconductor Equipment	3,459,730	6.8%
Software	7,443,007	14.5%
Specialty Retail	1,496,088	2.9%
Technology Hardware, Storage & Peripherals	5,461,211	10.7%
Textiles, Apparel & Luxury Goods	285,716	0.6%
Tobacco	258,009	0.5%
Trading Companies & Distributors	93,993	0.2%
Water Utilities	41,677	0.1%
Other**	220,617	0.4%
Total	$51,159,017	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

112 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (100.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	329	$49,505
A.O. Smith Corp. (Building Products)	77	3,707
Abbott Laboratories (Health Care Equipment & Supplies)	425	42,772
AbbVie, Inc. (Biotechnology)	474	44,987
ABIOMED, Inc.* (Health Care Equipment & Supplies)	12	3,599
Accenture PLC—Class A (IT Services)	134	30,121
Activision Blizzard, Inc. (Entertainment)	440	36,357
Advance Auto Parts, Inc. (Specialty Retail)	41	6,156
Aflac, Inc. (Insurance)	411	14,619
Agilent Technologies, Inc. (Life Sciences Tools & Services)	76	7,321
Akamai Technologies, Inc.* (IT Services)	26	2,923
Alaska Air Group, Inc. (Airlines)	69	2,376
Albemarle Corp. (Chemicals)	62	5,113
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	34	6,037
Alexion Pharmaceuticals, Inc.* (Biotechnology)	53	5,432
Alliant Energy Corp. (Electric Utilities)	144	7,754
Altria Group, Inc. (Tobacco)	649	26,706
Amcor PLC (Containers & Packaging)	897	9,240
Ameren Corp. (Multi-Utilities)	142	11,394
American Airlines Group, Inc.(a) (Airlines)	210	2,335
American Electric Power Co., Inc. (Electric Utilities)	284	24,674
American Express Co. (Consumer Finance)	152	14,185
American International Group, Inc. (Insurance)	491	15,781
American Water Works Co., Inc. (Water Utilities)	52	7,658
Ameriprise Financial, Inc. (Capital Markets)	25	3,841
AmerisourceBergen Corp. (Health Care Providers & Services)	84	8,416
Amgen, Inc. (Biotechnology)	138	33,764
Anthem, Inc. (Health Care Providers & Services)	146	39,975
Aon PLC (Insurance)	49	10,056
Apache Corp. (Oil, Gas & Consumable Fuels)	77	1,182
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	83	3,222
Aptiv PLC (Auto Components)	147	11,429
Archer-Daniels-Midland Co. (Food Products)	318	13,620
Arthur J. Gallagher & Co. (Insurance)	53	5,697
Assurant, Inc. (Insurance)	35	3,761
AT&T, Inc. (Diversified Telecommunication Services)	4,076	120,568
Atmos Energy Corp. (Gas Utilities)	70	7,419
Automatic Data Processing, Inc. (IT Services)	94	12,494
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	80	12,250
Avery Dennison Corp. (Containers & Packaging)	15	1,700
Baker Hughes Co.—Class A (Energy Equipment & Services)	369	5,716
Ball Corp. (Containers & Packaging)	54	3,976
Bank of America Corp. (Banks)	4,467	111,138
Baxter International, Inc. (Health Care Equipment & Supplies)	161	13,907
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	168	47,265
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,113	217,903
Best Buy Co., Inc. (Specialty Retail)	130	12,947
Biogen, Inc.* (Biotechnology)	94	25,821
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	3	1,575
BlackRock, Inc.—Class A (Capital Markets)	44	25,300
BorgWarner, Inc. (Auto Components)	117	4,282
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	47	4,187
Boston Scientific Corp.* (Health Care Equipment & Supplies)	336	12,960
Bristol-Myers Squibb Co. (Pharmaceuticals)	582	34,140
Broadridge Financial Solutions, Inc. (IT Services)	21	2,821
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	77	7,216
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	81	1,515
Campbell Soup Co. (Food Products)	54	2,677
Capital One Financial Corp. (Consumer Finance)	259	16,524
Cardinal Health, Inc. (Health Care Providers & Services)	168	9,176
Carnival Corp.(a)—Class A (Hotels, Restaurants & Leisure)	268	3,720
Carrier Global Corp. (Building Products)	217	5,911
Caterpillar, Inc. (Machinery)	126	16,743
Centene Corp.* (Health Care Providers & Services)	331	21,598
CenterPoint Energy, Inc. (Multi-Utilities)	310	5,893
CenturyLink, Inc. (Diversified Telecommunication Services)	560	5,404
Cerner Corp. (Health Care Technology)	65	4,514
CF Industries Holdings, Inc. (Chemicals)	121	3,791
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,069	89,732
Chubb, Ltd. (Insurance)	259	32,956
Church & Dwight Co., Inc. (Household Products)	65	6,261
Cigna Corp. (Health Care Providers & Services)	212	36,610
Cincinnati Financial Corp. (Insurance)	48	3,741
Cisco Systems, Inc. (Communications Equipment)	2,427	114,312
Citigroup, Inc. (Banks)	1,190	59,512
Citizens Financial Group, Inc. (Banks)	242	6,004
Citrix Systems, Inc. (Software)	33	4,711
CME Group, Inc. (Capital Markets)	101	16,784
CMS Energy Corp. (Multi-Utilities)	163	10,461
Cognizant Technology Solutions Corp.—Class A (IT Services)	308	21,043
Colgate-Palmolive Co. (Household Products)	271	20,921
Comcast Corp.—Class A (Media)	1,148	49,135
Comerica, Inc. (Banks)	78	3,005
Conagra Brands, Inc. (Food Products)	277	10,374
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	114	5,990
Consolidated Edison, Inc. (Multi-Utilities)	192	14,751
Constellation Brands, Inc.—Class A (Beverages)	96	17,107
Corning, Inc. (Electronic Equipment, Instruments & Components)	228	7,068
Corteva, Inc. (Chemicals)	425	12,138
Costco Wholesale Corp. (Food & Staples Retailing)	104	33,855
Coty, Inc.—Class A (Personal Products)	81	301

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 113

Common Stocks, continued

	Shares	Value
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	100	$16,670
CSX Corp. (Road & Rail)	219	15,623
Cummins, Inc. (Machinery)	32	6,184
CVS Health Corp. (Health Care Providers & Services)	750	47,205
Danaher Corp. (Health Care Equipment & Supplies)	130	26,494
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	41	3,112
DaVita, Inc.* (Health Care Providers & Services)	49	4,282
Deere & Co. (Machinery)	74	13,047
Delta Air Lines, Inc. (Airlines)	322	8,040
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	56	2,498
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	215	2,255
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	89	3,548
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	155	24,884
Discover Financial Services (Consumer Finance)	66	3,262
Discovery, Inc.* (Media)	89	1,878
Discovery, Inc.*—Class C (Media)	177	3,354
Dish Network Corp.*—Class A (Media)	146	4,688
Dollar Tree, Inc.* (Multiline Retail)	135	12,602
Dominion Energy, Inc. (Multi-Utilities)	481	38,975
Dover Corp. (Machinery)	35	3,603
DTE Energy Co. (Multi-Utilities)	112	12,951
Duke Energy Corp. (Electric Utilities)	421	35,676
Duke Realty Corp. (Equity Real Estate Investment Trusts)	85	3,416
DuPont de Nemours, Inc. (Chemicals)	420	22,461
DXC Technology Co. (IT Services)	142	2,543
E*TRADE Financial Corp. (Capital Markets)	126	6,397
Eastman Chemical Co. (Chemicals)	78	5,821
Eaton Corp. PLC (Electrical Equipment)	229	21,326
Ecolab, Inc. (Chemicals)	70	13,096
Edison International (Electric Utilities)	215	11,969
Electronic Arts, Inc.* (Entertainment)	78	11,046
Eli Lilly & Co. (Pharmaceuticals)	216	32,463
Emerson Electric Co. (Electrical Equipment)	158	9,798
Entergy Corp. (Electric Utilities)	115	12,090
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	165	7,730
Equifax, Inc. (Professional Services)	28	4,552
Equity Residential (Equity Real Estate Investment Trusts)	200	10,726
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	19	4,194
Everest Re Group, Ltd. (Insurance)	24	5,251
Evergy, Inc. (Electric Utilities)	130	8,428
Eversource Energy (Electric Utilities)	193	17,384
Exelon Corp. (Electric Utilities)	557	21,506
Expedia Group, Inc. (Internet & Direct Marketing Retail)	78	6,319
Expeditors International of Washington, Inc. (Air Freight & Logistics)	47	3,972
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	32	3,307
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,420	101,833
F5 Networks, Inc.* (Communications Equipment)	36	4,892
Fastenal Co. (Trading Companies & Distributors)	97	4,563
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	24	1,831
FedEx Corp. (Air Freight & Logistics)	138	23,239
Fidelity National Information Services, Inc. (IT Services)	352	51,501
Fifth Third Bancorp (Banks)	403	8,004
First Horizon National Corp. (Banks)	1	8
First Republic Bank (Banks)	51	5,736
FirstEnergy Corp. (Electric Utilities)	308	8,932
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	37	1,541
Flowserve Corp. (Machinery)	74	2,062
Ford Motor Co. (Automobiles)	2,230	14,740
Fortive Corp. (Machinery)	170	11,932
Fox Corp.—Class A (Media)	195	5,025
Fox Corp.—Class B (Media)	88	2,268
Franklin Resources, Inc. (Capital Markets)	155	3,263
Freeport-McMoRan, Inc. (Metals & Mining)	369	4,767
General Dynamics Corp. (Aerospace & Defense)	132	19,370
General Electric Co. (Industrial Conglomerates)	5,003	30,368
General Mills, Inc. (Food Products)	345	21,827
General Motors Co. (Automobiles)	718	17,871
Genuine Parts Co. (Distributors)	82	7,392
Gilead Sciences, Inc. (Biotechnology)	718	49,924
Global Payments, Inc. (IT Services)	87	15,488
Globe Life, Inc. (Insurance)	56	4,458
H&R Block, Inc. (Diversified Consumer Services)	105	1,523
Halliburton Co. (Energy Equipment & Services)	497	7,122
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	194	2,741
Hartford Financial Services Group, Inc. (Insurance)	204	8,633
Hasbro, Inc. (Leisure Products)	73	5,311
HCA Healthcare, Inc. (Health Care Providers & Services)	152	19,249
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	162	4,421
Henry Schein, Inc.* (Health Care Providers & Services)	81	5,567
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	730	7,205
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	83	2,283
Hologic, Inc.* (Health Care Equipment & Supplies)	68	4,745
Honeywell International, Inc. (Industrial Conglomerates)	216	32,264
Hormel Foods Corp. (Food Products)	160	8,138
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	397	4,280
Howmet Aerospace, Inc. (Aerospace & Defense)	105	1,552
HP, Inc. (Technology Hardware, Storage & Peripherals)	813	14,293
Humana, Inc. (Health Care Providers & Services)	76	29,826

See accompanying notes to the financial statements.

114 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Huntington Bancshares, Inc. (Banks)	576	$5,340
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	11	1,911
IDEX Corp. (Machinery)	19	3,132
IHS Markit, Ltd. (Professional Services)	62	5,005
Illinois Tool Works, Inc. (Machinery)	64	11,839
Illumina, Inc.* (Life Sciences Tools & Services)	35	13,375
Ingersoll Rand, Inc.* (Machinery)	52	1,643
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,042	49,734
Intercontinental Exchange, Inc. (Capital Markets)	141	13,646
International Business Machines Corp. (IT Services)	507	62,330
International Flavors & Fragrances, Inc. (Chemicals)	62	7,809
International Paper Co. (Containers & Packaging)	224	7,793
Invesco, Ltd. (Capital Markets)	210	2,108
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	11	1,969
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	33	5,227
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	163	4,595
J.B. Hunt Transport Services, Inc. (Road & Rail)	21	2,717
Jack Henry & Associates, Inc. (IT Services)	22	3,923
Jacobs Engineering Group, Inc. (Construction & Engineering)	75	6,401
Johnson & Johnson (Pharmaceuticals)	876	127,685
Johnson Controls International PLC (Building Products)	425	16,354
JPMorgan Chase & Co. (Banks)	909	87,845
Juniper Networks, Inc. (Communications Equipment)	187	4,746
Kellogg Co. (Food Products)	144	9,935
KeyCorp (Banks)	552	6,630
Kimberly-Clark Corp. (Household Products)	100	15,204
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	242	2,698
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,109	15,637
Kohl's Corp. (Multiline Retail)	87	1,656
L Brands, Inc. (Specialty Retail)	130	3,173
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	56	10,804
Lamb Weston Holding, Inc. (Food Products)	39	2,343
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	79	3,448
Leggett & Platt, Inc. (Household Durables)	23	922
Leidos Holdings, Inc. (IT Services)	39	3,711
Lennar Corp.—Class A (Household Durables)	158	11,432
Lincoln National Corp. (Insurance)	112	4,174
Linde PLC (Chemicals)	86	21,078
Live Nation Entertainment, Inc.* (Entertainment)	26	1,217
LKQ Corp.* (Distributors)	82	2,312
Loews Corp. (Insurance)	138	5,025
Lowe's Cos., Inc. (Specialty Retail)	147	21,890
LyondellBasell Industries N.V.—Class A (Chemicals)	147	9,190
M&T Bank Corp. (Banks)	74	7,840
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	445	2,443
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	373	14,249
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	54
Marsh & McLennan Cos., Inc. (Insurance)	114	13,292
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	85	5,788
McCormick & Co., Inc. (Food Products)	36	7,016
McDonald's Corp. (Hotels, Restaurants & Leisure)	239	46,432
McKesson Corp. (Health Care Providers & Services)	93	13,965
Medtronic PLC (Health Care Equipment & Supplies)	768	74,098
Merck & Co., Inc. (Pharmaceuticals)	653	52,397
MetLife, Inc. (Insurance)	440	16,654
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5	4,675
MGM Resorts International (Hotels, Restaurants & Leisure)	105	1,689
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	37	4,410
Mohawk Industries, Inc.* (Household Durables)	35	2,795
Molson Coors Beverage Co.—Class B (Beverages)	108	4,052
Mondelez International, Inc.—Class A (Food Products)	816	45,279
Monster Beverage Corp.* (Beverages)	71	5,572
Morgan Stanley (Capital Markets)	686	33,532
Mylan N.V.* (Pharmaceuticals)	293	4,720
Nasdaq, Inc. (Capital Markets)	36	4,727
National Oilwell Varco, Inc. (Energy Equipment & Services)	149	1,715
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	67	2,968
Newell Brands, Inc. (Household Durables)	215	3,526
Newmont Corp. (Metals & Mining)	458	31,695
News Corp.—Class A (Media)	217	2,760
News Corp.—Class B (Media)	63	804
NextEra Energy, Inc. (Electric Utilities)	131	36,772
Nielsen Holdings PLC (Professional Services)	199	2,872
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	236	23,036
NiSource, Inc. (Multi-Utilities)	217	5,306
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	271	2,707
Norfolk Southern Corp. (Road & Rail)	68	13,070
Northern Trust Corp. (Capital Markets)	118	9,245
NortonLifelock, Inc. (Software)	113	2,424
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	142	1,937
Nucor Corp. (Metals & Mining)	171	7,173
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	511	8,043
Omnicom Group, Inc. (Media)	122	6,555
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	235	6,559
Oracle Corp. (Software)	478	26,505
Otis Worldwide Corp. (Machinery)	110	6,901
Packaging Corp. of America (Containers & Packaging)	54	5,190
Parker-Hannifin Corp. (Machinery)	34	6,083

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 115

Common Stocks, continued

	Shares	Value
Paychex, Inc. (IT Services)	60	$4,315
Pentair PLC (Machinery)	93	3,985
People's United Financial, Inc. (Banks)	239	2,579
PepsiCo, Inc. (Beverages)	413	56,854
PerkinElmer, Inc. (Life Sciences Tools & Services)	26	3,092
Perrigo Co. PLC (Pharmaceuticals)	78	4,136
Pfizer, Inc. (Pharmaceuticals)	3,178	122,289
Philip Morris International, Inc. (Tobacco)	498	38,252
Phillips 66 (Oil, Gas & Consumable Fuels)	124	7,690
Pinnacle West Capital Corp. (Electric Utilities)	65	5,400
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	37	3,586
PPG Industries, Inc. (Chemicals)	66	7,105
PPL Corp. (Electric Utilities)	436	11,606
Principal Financial Group, Inc. (Insurance)	145	6,152
Prologis, Inc. (Equity Real Estate Investment Trusts)	181	19,081
Prudential Financial, Inc. (Insurance)	226	14,322
Public Service Enterprise Group, Inc. (Multi-Utilities)	288	16,111
Public Storage (Equity Real Estate Investment Trusts)	49	9,794
PVH Corp. (Textiles, Apparel & Luxury Goods)	42	2,044
Quanta Services, Inc. (Construction & Engineering)	40	1,599
Quest Diagnostics, Inc. (Health Care Providers & Services)	77	9,784
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	26	1,854
Raymond James Financial, Inc. (Capital Markets)	70	4,864
Raytheon Technologies Corp. (Aerospace & Defense)	395	22,389
Realty Income Corp. (Equity Real Estate Investment Trusts)	108	6,485
Regency Centers Corp. (Equity Real Estate Investment Trusts)	95	3,898
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	19	12,009
Regions Financial Corp. (Banks)	543	5,897
Republic Services, Inc.—Class A (Commercial Services & Supplies)	65	5,671
Robert Half International, Inc. (Professional Services)	66	3,357
Rockwell Automation, Inc. (Electrical Equipment)	29	6,326
Rollins, Inc. (Commercial Services & Supplies)	44	2,306
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	98	4,774
Schlumberger, Ltd. (Energy Equipment & Services)	790	14,330
Seagate Technology PLC (Technology Hardware,Storage & Peripherals)	51	2,306
Sealed Air Corp. (Containers & Packaging)	86	3,068
Sempra Energy (Multi-Utilities)	92	11,450
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	105	6,547
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	41	5,969
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	44	2,046
Snap-on, Inc. (Machinery)	32	4,668
Southwest Airlines Co. (Airlines)	306	9,453
Stanley Black & Decker, Inc. (Machinery)	87	13,339
State Street Corp. (Capital Markets)	202	12,886
STERIS PLC (Health Care Equipment & Supplies)	23	3,671
Stryker Corp. (Health Care Equipment & Supplies)	63	12,178
SVB Financial Group* (Banks)	12	2,691
Sysco Corp. (Food & Staples Retailing)	158	8,350
T. Rowe Price Group, Inc. (Capital Markets)	35	4,834
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	153	2,044
Target Corp. (Multiline Retail)	104	13,092
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	95	8,462
TechnipFMC PLC (Energy Equipment & Services)	236	1,895
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	200	25,510
Textron, Inc. (Aerospace & Defense)	128	4,472
The AES Corp. (Independent Power and Renewable Electricity Producers)	374	5,696
The Allstate Corp. (Insurance)	179	16,896
The Bank of New York Mellon Corp. (Capital Markets)	459	16,455
The Boeing Co. (Aerospace & Defense)	172	27,175
The Charles Schwab Corp. (Capital Markets)	176	5,834
The Clorox Co. (Household Products)	72	17,029
The Coca-Cola Co. (Beverages)	1,328	62,735
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	13	3,678
The Gap, Inc. (Specialty Retail)	116	1,551
The Goldman Sachs Group, Inc. (Capital Markets)	178	35,237
The Hershey Co. (Food Products)	28	4,071
The Home Depot, Inc. (Specialty Retail)	179	47,522
The Interpublic Group of Cos., Inc. (Media)	219	3,953
The JM Smucker Co.—Class A (Food Products)	65	7,108
The Kraft Heinz Co. (Food Products)	357	12,274
The Kroger Co. (Food & Staples Retailing)	447	15,551
The Mosaic Co. (Chemicals)	193	2,600
The PNC Financial Services Group, Inc (Banks)	243	25,921
The Procter & Gamble Co. (Household Products)	595	78,017
The Progressive Corp. (Insurance)	130	11,744
The Southern Co. (Electric Utilities)	604	32,984
The Travelers Cos., Inc. (Insurance)	146	16,705
The Walt Disney Co. (Entertainment)	402	47,011
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	690	13,200
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	324	34,791
Tractor Supply Co. (Specialty Retail)	35	4,996
Trane Technologies PLC (Building Products)	52	5,817
Truist Financial Corp. (Banks)	770	28,844
Twitter, Inc.* (Interactive Media & Services)	446	16,234
Tyson Foods, Inc.—Class A (Food Products)	86	5,285
U.S. Bancorp (Banks)	782	28,809
UDR, Inc. (Equity Real Estate Investment Trusts)	88	3,186
Ulta Beauty, Inc.* (Specialty Retail)	16	3,088
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	103	1,084
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	108	1,025

See accompanying notes to the financial statements.

116 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Union Pacific Corp. (Road & Rail)	148	$25,657
United Airlines Holdings , Inc.* (Airlines)	144	4,519
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	221	31,551
UnitedHealth Group, Inc. (Health Care Providers & Services)	542	164,108
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	46	5,055
Unum Group (Insurance)	112	1,930
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	234	13,158
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	24	3,425
Ventas, Inc. (Equity Real Estate Investment Trusts)	212	8,132
VeriSign, Inc.* (IT Services)	26	5,504
Verisk Analytics, Inc.—Class A (Professional Services)	29	5,473
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,369	136,170
VF Corp. (Textiles, Apparel & Luxury Goods)	84	5,070
ViacomCBS, Inc.—Class B (Media)	307	8,003
Vornado Realty Trust (Equity Real Estate Investment Trusts)	89	3,072
W.R. Berkley Corp. (Insurance)	80	4,940
W.W. Grainger, Inc. (Trading Companies & Distributors)	25	8,538
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	422	17,180
Walmart, Inc. (Food & Staples Retailing)	811	104,943
Waste Management, Inc. (Commercial Services & Supplies)	94	10,302
Waters Corp.* (Life Sciences Tools & Services)	14	2,984
WEC Energy Group, Inc. (Multi-Utilities)	180	17,147
Wells Fargo & Co. (Banks)	2,135	51,795
Welltower, Inc. (Equity Real Estate Investment Trusts)	239	12,801
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	170	7,327
Westinghouse Air Brake Technologies Corp. (Machinery)	104	6,468
WestRock Co. (Containers & Packaging)	146	3,922
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	424	11,791
Whirlpool Corp. (Household Durables)	37	6,035
Willis Towers Watson PLC (Insurance)	39	8,190
Xcel Energy, Inc. (Electric Utilities)	300	20,712
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	53	5,690
Xylem, Inc. (Machinery)	43	3,138
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	118	15,913
Zions Bancorp (Banks)	93	3,020
TOTAL COMMON STOCKS (Cost $4,891,904)		6,163,919

Warrant(NM)

Occidental Petroleum Corp.; expiring 8/3/27 at $22.00 (Oil, Gas & Consumable Fuels)	64	358
TOTAL WARRANT (Cost $—)		358

Collateral for Securities Loaned(b) (0.1%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(c)	4,481	4,481
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(c)	21	21
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(c)	92	92
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(c)	2,772	2,772
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,366)		7,366
TOTAL INVESTMENT SECURITIES (Cost $4,899,270)—100.8%		6,171,643
Net other assets (liabilities)—(0.8)%		(46,801)
NET ASSETS—100.0%		$6,124,842

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $6,986.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 117

Large-Cap Value ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$76,869	1.3%
Air Freight & Logistics	65,978	1.1%
Airlines	26,723	0.4%
Auto Components	15,711	0.3%
Automobiles	32,611	0.5%
Banks	450,618	7.4%
Beverages	146,320	2.4%
Biotechnology	171,936	2.8%
Building Products	31,789	0.5%
Capital Markets	198,953	3.2%
Chemicals	110,203	1.8%
Commercial Services & Supplies	18,279	0.3%
Communications Equipment	123,950	2.0%
Construction & Engineering	8,000	0.1%
Consumer Finance	33,971	0.6%
Containers & Packaging	34,889	0.6%
Distributors	9,704	0.2%
Diversified Consumer Services	1,523	NM
Diversified Financial Services	217,903	3.6%
Diversified Telecommunication Services	262,142	4.3%
Electric Utilities	255,887	4.2%
Electrical Equipment	37,450	0.6%
Electronic Equipment, Instruments & Components	19,040	0.3%
Energy Equipment & Services	30,778	0.5%
Entertainment	95,630	1.6%
Equity Real Estate Investment Trusts	197,961	3.2%
Food & Staples Retailing	179,880	2.9%
Food Products	149,948	2.4%
Gas Utilities	7,419	0.1%
Health Care Equipment & Supplies	267,203	4.4%
Health Care Providers & Services	425,620	6.9%
Health Care Technology	4,514	0.1%
Hotels, Restaurants & Leisure	65,166	1.1%
Household Durables	24,710	0.4%
Household Products	137,432	2.2%
Independent Power and Renewable Electricity Producers	5,696	0.1%
Industrial Conglomerates	112,137	1.8%
Insurance	224,977	3.7%
Interactive Media & Services	16,234	0.3%
Internet & Direct Marketing Retail	6,319	0.1%
IT Services	218,717	3.6%
Leisure Products	5,311	0.1%
Life Sciences Tools & Services	38,249	0.6%
Machinery	114,767	1.9%
Media	88,423	1.4%
Metals & Mining	43,635	0.7%
Multiline Retail	27,350	0.4%
Multi-Utilities	144,439	2.4%
Oil, Gas & Consumable Fuels	303,339	5.0%
Personal Products	301	NM
Pharmaceuticals	377,830	6.2%
Professional Services	21,259	0.3%
Road & Rail	57,067	0.9%
Semiconductors & Semiconductor Equipment	92,691	1.5%
Software	33,640	0.5%
Specialty Retail	101,323	1.7%
Technology Hardware, Storage & Peripherals	34,099	0.6%
Textiles, Apparel & Luxury Goods	38,898	0.6%
Tobacco	64,958	1.1%
Trading Companies & Distributors	13,101	0.2%
Water Utilities	7,658	0.1%
Wireless Telecommunication Services	34,791	0.6%
Other**	(39,077)	(0.7)%
Total	$6,124,842	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

118 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (99.8%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	1,605	$83,749
ACI Worldwide, Inc.* (Software)	4,827	129,315
AGCO Corp. (Machinery)	1,371	89,979
Alleghany Corp. (Insurance)	297	155,129
Allegheny Technologies, Inc.* (Metals & Mining)	2,579	22,412
Amedisys, Inc.* (Health Care Providers & Services)	1,346	315,179
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,750	98,010
AptarGroup, Inc. (Containers & Packaging)	1,605	184,896
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	4,238	182,531
ASGN, Inc.* (Professional Services)	1,334	91,326
Axon Enterprise, Inc.* (Aerospace & Defense)	2,612	217,136
Bank of Hawaii Corp. (Banks)	964	54,591
Bio-Techne Corp. (Life Sciences Tools & Services)	1,594	438,605
Black Hills Corp. (Multi-Utilities)	1,229	71,110
Blackbaud, Inc. (Software)	2,066	129,208
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	3,328	78,774
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	6,904	79,465
Brown & Brown, Inc. (Insurance)	9,793	445,288
Brunswick Corp. (Leisure Products)	1,615	108,173
Cable One, Inc. (Media)	220	400,963
Cabot Corp. (Chemicals)	1,057	38,559
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,207	181,919
CACI International, Inc.*—Class A (IT Services)	1,041	216,341
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	6,340	196,856
Camden Property Trust (Equity Real Estate Investment Trusts)	2,231	202,597
Cantel Medical Corp. (Health Care Equipment & Supplies)	865	40,871
Carlisle Cos., Inc. (Industrial Conglomerates)	2,287	272,336
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	1,140	89,741
Casey's General Stores, Inc. (Food & Staples Retailing)	1,531	243,720
Catalent, Inc.* (Pharmaceuticals)	6,756	590,069
CDK Global, Inc. (Software)	3,085	140,244
Ceridian HCM Holding, Inc.* (Software)	2,535	198,465
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,061	410,118
Chemed Corp. (Health Care Providers & Services)	662	325,830
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	1,317	110,681
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	1,461	202,377
Ciena Corp.* (Communications Equipment)	3,962	235,779
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,292	56,062
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,429	166,459
CIT Group, Inc. (Banks)	1,923	36,479
Clean Harbors, Inc.* (Commercial Services & Supplies)	2,132	127,067
Cognex Corp. (Electronic Equipment, Instruments & Components)	7,147	477,920
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,008	139,941
Colfax Corp.* (Machinery)	1,576	45,830
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	733	55,591
Commerce Bancshares, Inc. (Banks)	2,298	131,584
CommVault Systems, Inc.* (Software)	865	38,129
Compass Minerals International, Inc. (Metals & Mining)	1,020	51,959
CoreLogic, Inc. (IT Services)	1,488	101,422
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,674	216,030
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,143	56,747
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,184	189,972
Curtiss-Wright Corp. (Aerospace & Defense)	1,268	113,004
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,118	260,104
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,168	244,404
Donaldson Co., Inc. (Machinery)	3,362	162,519
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,326	126,060
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,415	234,712
Eagle Materials, Inc. (Construction Materials)	1,731	138,878
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,626	215,705
Eaton Vance Corp. (Capital Markets)	3,367	121,683
EMCOR Group, Inc. (Construction & Engineering)	1,047	71,720
Emergent BioSolutions, Inc.* (Biotechnology)	1,125	125,145
Encompass Health Corp. (Health Care Providers & Services)	1,946	132,484
Energizer Holdings, Inc. (Household Products)	2,651	132,895
Enphase Energy, Inc.* (Electrical Equipment)	2,440	147,278
EPR Properties (Equity Real Estate Investment Trusts)	1,422	40,712
Essent Group, Ltd. (Thrifts & Mortgage Finance)	4,606	165,033
Essential Utilities, Inc. (Water Utilities)	5,109	231,693
Etsy, Inc.* (Internet & Direct Marketing Retail)	4,942	585,034
Evercore Partners, Inc.—Class A (Capital Markets)	1,179	65,199
Exelixis, Inc.* (Biotechnology)	12,767	294,790
FactSet Research Systems, Inc. (Capital Markets)	1,577	546,115
Fair Isaac Corp.* (Software)	1,207	530,101
Federated Hermes, Inc.—Class B (Capital Markets)	2,833	74,678
First Financial Bankshares, Inc. (Banks)	3,781	113,128
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,494	153,456
FirstCash, Inc. (Consumer Finance)	1,125	64,845
Five Below, Inc.* (Specialty Retail)	2,320	252,671
FTI Consulting, Inc.* (Professional Services)	1,542	184,176
Generac Holdings, Inc.* (Electrical Equipment)	2,606	410,654
Gentex Corp. (Auto Components)	10,196	275,191
Glacier Bancorp, Inc. (Banks)	2,177	76,870

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 119

Common Stocks, continued

	Shares	Value
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	3,152	$151,863
Graco, Inc. (Machinery)	6,938	369,379
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,637	72,012
GrubHub, Inc.* (Internet & Direct Marketing Retail)	2,143	154,810
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,339	117,377
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,183	79,156
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,584	75,711
HealthEquity, Inc.* (Health Care Providers & Services)	3,166	163,239
Helen of Troy, Ltd.* (Household Durables)	616	115,962
Herman Miller, Inc. (Commercial Services & Supplies)	2,446	57,310
Hexcel Corp. (Aerospace & Defense)	3,478	129,729
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,160	82,814
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,526	148,358
Hubbell, Inc. (Electrical Equipment)	2,253	304,087
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,293	54,046
IAA, Inc.* (Commercial Services & Supplies)	3,798	164,643
ICU Medical, Inc.* (Health Care Equipment & Supplies)	805	147,903
IDACORP, Inc. (Electric Utilities)	949	88,495
Ingevity Corp.* (Chemicals)	1,715	100,293
Insperity, Inc. (Professional Services)	849	56,764
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,932	140,003
ITT, Inc. (Machinery)	2,408	139,014
j2 Global, Inc.* (Software)	1,890	107,201
Jabil, Inc. (Electronic Equipment, Instruments & Components)	5,709	199,016
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	463	38,017
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,031	101,976
KB Home (Household Durables)	1,665	56,011
KBR, Inc. (IT Services)	5,924	131,750
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,645	154,124
Kirby Corp.* (Marine)	1,300	60,112
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	5,093	221,494
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	2,194	144,212
Lancaster Colony Corp. (Food Products)	402	63,753
Landstar System, Inc. (Road & Rail)	1,085	132,131
LendingTree, Inc.* (Thrifts & Mortgage Finance)	320	110,813
Lennox International, Inc. (Building Products)	954	255,806
LHC Group, Inc.* (Health Care Providers & Services)	1,235	240,961
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,191	116,873
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	666	78,042
Lincoln Electric Holdings, Inc. (Machinery)	2,474	223,625
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	639	113,518
LivaNova PLC* (Health Care Equipment & Supplies)	1,031	47,983
LiveRamp Holdings, Inc.* (IT Services)	1,085	49,443
LogMeIn, Inc. (Software)	1,300	111,553
Louisiana-Pacific Corp. (Paper & Forest Products)	3,361	106,443
Lumentum Holdings, Inc.* (Communications Equipment)	3,118	289,444
Manhattan Associates, Inc.* (Software)	2,645	253,365
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,521	128,768
Masimo Corp.* (Health Care Equipment & Supplies)	2,074	456,529
MasTec, Inc.* (Construction & Engineering)	2,424	96,426
MAXIMUS, Inc. (IT Services)	1,406	104,339
MDU Resources Group, Inc. (Multi-Utilities)	3,505	73,535
MEDNAX, Inc.* (Health Care Providers & Services)	1,382	27,612
Mercury Systems, Inc.* (Aerospace & Defense)	2,314	179,173
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,287	291,455
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,731	458,732
MSA Safety, Inc. (Commercial Services & Supplies)	954	113,078
Murphy Oil Corp.(a) (Oil, Gas & Consumable Fuels)	2,732	36,090
Murphy USA, Inc.* (Specialty Retail)	1,140	150,947
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,298	81,579
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,941	139,708
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,286	42,131
Nektar Therapeutics* (Pharmaceuticals)	2,368	52,475
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	9,649	101,604
NewMarket Corp. (Chemicals)	198	74,212
Nordson Corp. (Machinery)	2,138	413,982
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,388	79,310
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,317	138,417
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,249	137,583
ONE Gas, Inc. (Gas Utilities)	1,102	83,421
Oshkosh Corp. (Machinery)	1,669	131,384
Owens Corning (Building Products)	2,381	143,979
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	594	56,234
Paylocity Holding Corp.* (Software)	1,500	199,800
Penumbra, Inc.* (Health Care Equipment & Supplies)	1,377	305,570
Perspecta, Inc. (IT Services)	5,681	121,573
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,128	74,469
Pilgrim's Pride Corp.* (Food Products)	1,377	21,137

See accompanying notes to the financial statements.

120 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
PNM Resources, Inc. (Electric Utilities)	1,658	$70,017
Polaris, Inc. (Leisure Products)	2,397	248,401
Pool Corp. (Distributors)	1,663	526,672
Post Holdings, Inc.* (Food Products)	1,229	109,062
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,285	55,011
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	2,651	282,491
Primerica, Inc. (Insurance)	1,698	203,183
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	838	115,602
PTC, Inc.* (Software)	2,253	192,767
Qualys, Inc.* (Software)	1,393	172,008
Quidel Corp.* (Health Care Equipment & Supplies)	1,594	450,257
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,420	67,228
Reliance Steel & Aluminum Co. (Metals & Mining)	2,651	260,487
RenaissanceRe Holdings, Ltd. (Insurance)	2,095	377,896
Repligen Corp.* (Biotechnology)	1,962	296,085
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	5,115	240,047
RH* (Specialty Retail)	688	197,752
RLI Corp. (Insurance)	1,047	92,272
Royal Gold, Inc. (Metals & Mining)	2,727	381,589
RPM International, Inc. (Chemicals)	3,236	264,026
Sabre Corp. (IT Services)	5,503	41,603
Sanderson Farms, Inc. (Food Products)	827	92,206
Science Applications International Corp. (IT Services)	926	74,061
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	2,276	39,989
SEI Investments Co. (Capital Markets)	5,174	270,755
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,382	77,019
Service Corp. International (Diversified Consumer Services)	3,786	164,161
Silgan Holdings, Inc. (Containers & Packaging)	1,940	74,205
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,819	182,828
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,638	28,485
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	5,665	165,871
SLM Corp. (Consumer Finance)	7,803	52,826
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,067	361,932
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,802	62,097
Steel Dynamics, Inc. (Metals & Mining)	4,293	117,671
Stericycle, Inc.* (Commercial Services & Supplies)	1,674	101,168
Stifel Financial Corp. (Capital Markets)	1,395	67,630
STORE Capital Corp. (Equity Real Estate Investment Trusts)	7,223	171,113
Strategic Education, Inc. (Diversified Consumer Services)	491	61,969
Sunrun, Inc.* (Electrical Equipment)	2,119	77,746
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	865	69,217
Syneos Health, Inc.* (Life Sciences Tools & Services)	2,601	162,276
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,103	42,708
Tempur Sealy International, Inc.* (Household Durables)	1,802	145,872
Teradata Corp.* (IT Services)	1,756	36,876
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	6,899	613,735
Tetra Tech, Inc. (Commercial Services & Supplies)	2,248	199,285
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,382	77,655
The Boston Beer Co., Inc.*—Class A (Beverages)	402	325,796
The Brink's Co. (Commercial Services & Supplies)	2,100	93,135
The Middleby Corp.* (Machinery)	1,339	111,217
The New York Times Co.—Class A (Media)	3,963	182,853
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,642	260,372
The Timken Co. (Machinery)	2,815	128,533
The Toro Co. (Machinery)	4,463	318,435
The Wendy's Co. (Hotels, Restaurants & Leisure)	4,298	99,628
Toll Brothers, Inc. (Household Durables)	2,402	91,756
Tootsie Roll Industries, Inc. (Food Products)	326	10,334
TopBuild Corp.* (Household Durables)	1,392	183,633
Trex Co., Inc.* (Building Products)	2,408	335,506
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	10,398	462,815
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,762	307,381
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,115	22,165
Valmont Industries, Inc. (Construction & Engineering)	408	49,450
Valvoline, Inc. (Chemicals)	4,154	85,240
ViaSat, Inc.* (Communications Equipment)	1,241	47,108
Visteon Corp.* (Auto Components)	827	60,048
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,983	46,283
Watsco, Inc. (Trading Companies & Distributors)	695	164,069
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,204	37,600
Werner Enterprises, Inc. (Road & Rail)	1,097	48,252
WEX, Inc.* (IT Services)	1,813	287,126
Williams-Sonoma, Inc. (Specialty Retail)	2,237	194,887
Woodward, Inc. (Machinery)	2,359	176,783
World Wrestling Entertainment, Inc.—Class A(Entertainment)	1,097	51,131
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	16,994	101,454
WW International, Inc.* (Diversified Consumer Services)	1,008	25,986
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,526	40,592
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	3,874	171,076
Yelp, Inc.* (Interactive Media & Services)	2,722	67,996
TOTAL COMMON STOCKS (Cost $35,104,835)		38,914,809

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 121

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $83,000	$83,000	$83,000
TOTAL REPURCHASE AGREEMENTS (Cost $83,000)		83,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(d)	18,682	$18,682
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(d)	89	89
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(d)	385	385
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(d)	11,560	11,560
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $30,716)		30,716
TOTAL INVESTMENT SECURITIES (Cost $35,218,551)—100.1%		39,028,525
Net other assets (liabilities)—(0.1)%		(33,257)
NET ASSETS—100.0%		$38,995,268

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $28,983.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

See accompanying notes to the financial statements.

122 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$639,042	1.6%
Auto Components	335,239	0.9%
Banks	412,651	1.1%
Beverages	325,797	0.8%
Biotechnology	976,593	2.5%
Building Products	735,291	1.9%
Capital Markets	1,146,060	2.9%
Chemicals	822,702	2.1%
Commercial Services & Supplies	855,686	2.2%
Communications Equipment	572,331	1.5%
Construction & Engineering	217,596	0.6%
Construction Materials	138,878	0.4%
Consumer Finance	117,671	0.3%
Containers & Packaging	259,101	0.7%
Distributors	526,672	1.4%
Diversified Consumer Services	252,116	0.6%
Electric Utilities	237,667	0.6%
Electrical Equipment	939,765	2.4%
Electronic Equipment, Instruments & Components	1,474,789	3.8%
Entertainment	51,131	0.1%
Equity Real Estate Investment Trusts	3,431,969	8.7%
Food & Staples Retailing	315,732	0.8%
Food Products	296,492	0.8%
Gas Utilities	83,421	0.2%
Health Care Equipment & Supplies	2,086,024	5.3%
Health Care Providers & Services	1,205,305	3.1%
Hotels, Restaurants & Leisure	1,503,845	3.9%
Household Durables	593,234	1.5%
Household Products	132,895	0.3%
Industrial Conglomerates	272,336	0.7%
Insurance	1,273,768	3.3%
Interactive Media & Services	67,996	0.2%
Internet & Direct Marketing Retail	739,844	1.9%
IT Services	1,164,534	3.0%
Leisure Products	356,574	0.9%
Life Sciences Tools & Services	1,293,490	3.3%
Machinery	2,310,679	5.9%
Marine	60,112	0.2%
Media	583,816	1.5%
Metals & Mining	834,118	2.1%
Multiline Retail	138,417	0.4%
Multi-Utilities	144,645	0.4%
Oil, Gas & Consumable Fuels	193,606	0.5%
Paper & Forest Products	106,443	0.3%
Pharmaceuticals	642,544	1.6%
Professional Services	332,266	0.9%
Real Estate Management & Development	101,976	0.3%
Road & Rail	401,877	1.0%
Semiconductors & Semiconductor Equipment	2,710,677	6.9%
Software	2,202,156	5.6%
Specialty Retail	880,007	2.3%
Technology Hardware, Storage & Peripherals	42,131	0.1%
Textiles, Apparel & Luxury Goods	555,607	1.4%
Thrifts & Mortgage Finance	423,733	1.1%
Trading Companies & Distributors	164,069	0.4%
Water Utilities	231,693	0.6%
Other**	80,459	0.2%
Total	$38,995,268	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 123

Common Stocks (71.0%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	139	$7,253
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	183	5,455
ACI Worldwide, Inc.* (Software)	238	6,376
Acuity Brands, Inc. (Electrical Equipment)	81	8,027
Adient PLC* (Auto Components)	179	2,979
Adtalem Global Education, Inc.* (Diversified Consumer Services)	106	3,640
AECOM* (Construction & Engineering)	329	11,906
Affiliated Managers Group, Inc. (Capital Markets)	97	6,673
AGCO Corp. (Machinery)	128	8,401
Alleghany Corp. (Insurance)	29	15,147
Allegheny Technologies, Inc.* (Metals & Mining)	260	2,259
ALLETE, Inc. (Electric Utilities)	106	6,286
Alliance Data Systems Corp. (IT Services)	87	3,859
AMC Networks, Inc.*—Class A (Media)	83	1,917
Amedisys, Inc.* (Health Care Providers & Services)	66	15,455
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	283	10,086
American Eagle Outfitters, Inc. (Specialty Retail)	319	3,190
American Financial Group, Inc. (Insurance)	153	9,298
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	577	3,272
AptarGroup, Inc. (Containers & Packaging)	132	15,206
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	162	11,602
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	209	9,002
ASGN, Inc.* (Professional Services)	108	7,394
Ashland Global Holdings, Inc. (Chemicals)	124	9,359
Associated Banc-Corp. (Banks)	316	4,057
AutoNation, Inc.* (Specialty Retail)	118	6,058
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	98	3,006
Avient Corp. (Chemicals)	188	4,493
Avis Budget Group, Inc.* (Road & Rail)	110	2,849
Avnet, Inc. (Electronic Equipment, Instruments & Components)	203	5,424
Axon Enterprise, Inc.* (Aerospace & Defense)	129	10,724
BancorpSouth Bank (Banks)	200	4,186
Bank of Hawaii Corp. (Banks)	82	4,644
Bank OZK (Banks)	248	5,964
Belden, Inc. (Electronic Equipment, Instruments & Components)	79	2,496
Bio-Techne Corp. (Life Sciences Tools & Services)	78	21,463
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	253	10,133
Black Hills Corp. (Multi-Utilities)	129	7,464
Blackbaud, Inc. (Software)	102	6,379
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	164	3,882
Brighthouse Financial, Inc.* (Insurance)	193	5,470
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	609	7,010
Brown & Brown, Inc. (Insurance)	483	21,961
Brunswick Corp. (Leisure Products)	162	10,851
Cable One, Inc. (Media)	11	20,048
Cabot Corp. (Chemicals)	116	4,232
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	60	9,043
CACI International, Inc.*—Class A (IT Services)	52	10,807
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	313	9,719
Camden Property Trust (Equity Real Estate Investment Trusts)	200	18,162
Cantel Medical Corp. (Health Care Equipment & Supplies)	76	3,591
Carlisle Cos., Inc. (Industrial Conglomerates)	113	13,456
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	90	7,085
Casey's General Stores, Inc. (Food & Staples Retailing)	76	12,098
Catalent, Inc.* (Pharmaceuticals)	334	29,171
Cathay General Bancorp (Banks)	155	3,748
CDK Global, Inc. (Software)	250	11,365
Ceridian HCM Holding, Inc.* (Software)	208	16,284
ChampionX Corp.* (Energy Equipment & Services)	381	3,624
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	102	20,297
Chemed Corp. (Health Care Providers & Services)	33	16,242
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	65	5,463
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	72	9,973
Ciena Corp.* (Communications Equipment)	316	18,806
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	210	5,137
Cinemark Holdings, Inc. (Entertainment)	220	2,603
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	120	8,224
CIT Group, Inc. (Banks)	202	3,832
Clean Harbors, Inc.* (Commercial Services & Supplies)	105	6,258
CNO Financial Group, Inc. (Insurance)	295	4,455
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	384	3,706
Cognex Corp. (Electronic Equipment, Instruments & Components)	353	23,604
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	50	6,942
Colfax Corp.* (Machinery)	173	5,031
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	58	4,399
Commerce Bancshares, Inc. (Banks)	206	11,795
Commercial Metals Co. (Metals & Mining)	244	5,046
CommVault Systems, Inc.* (Software)	87	3,835
Compass Minerals International, Inc. (Metals & Mining)	70	3,566
Corecivic, Inc. (Equity Real Estate Investment Trusts)	246	2,192
CoreLogic, Inc. (IT Services)	163	11,110
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	83	10,711
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	230	6,090

See accompanying notes to the financial statements.

124 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	305	$9,370
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	49	5,413
Crane Co. (Machinery)	101	5,714
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	222	15,300
Cullen/Frost Bankers, Inc. (Banks)	117	8,431
Curtiss-Wright Corp. (Aerospace & Defense)	86	7,664
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	237	19,771
Dana, Inc. (Auto Components)	297	3,395
Darling Ingredients, Inc.* (Food Products)	337	9,412
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	57	11,927
Delphi Technologies PLC* (Auto Components)	177	2,653
Dick's Sporting Goods, Inc. (Specialty Retail)	134	6,113
Domtar Corp. (Paper & Forest Products)	113	2,372
Donaldson Co., Inc. (Machinery)	259	12,520
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	339	9,878
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	169	11,616
Dycom Industries, Inc.* (Construction & Engineering)	65	2,784
Eagle Materials, Inc. (Construction Materials)	85	6,820
East West Bancorp, Inc. (Banks)	291	10,086
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	80	10,613
Eaton Vance Corp. (Capital Markets)	234	8,457
Edgewell Personal Care Co.* (Personal Products)	112	3,348
EMCOR Group, Inc. (Construction & Engineering)	113	7,740
Emergent BioSolutions, Inc.* (Biotechnology)	91	10,123
Encompass Health Corp. (Health Care Providers & Services)	204	13,888
Energizer Holdings, Inc. (Household Products)	131	6,567
EnerSys (Electrical Equipment)	87	5,852
Enphase Energy, Inc.* (Electrical Equipment)	167	10,080
EPR Properties (Equity Real Estate Investment Trusts)	159	4,552
EQT Corp. (Oil, Gas & Consumable Fuels)	525	7,622
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	835	8,057
Essent Group, Ltd. (Thrifts & Mortgage Finance)	227	8,133
Essential Utilities, Inc. (Water Utilities)	458	20,770
Etsy, Inc.* (Internet & Direct Marketing Retail)	244	28,885
Evercore Partners, Inc.—Class A (Capital Markets)	83	4,590
Exelixis, Inc.* (Biotechnology)	630	14,547
F.N.B. Corp. (Banks)	663	4,913
FactSet Research Systems, Inc. (Capital Markets)	78	27,011
Fair Isaac Corp.* (Software)	60	26,351
Federated Hermes, Inc.—Class B (Capital Markets)	197	5,193
First American Financial Corp. (Insurance)	229	11,681
First Financial Bankshares, Inc. (Banks)	292	8,737
First Horizon National Corp. (Banks)	1,135	10,521
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	261	11,463
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	157	9,349
FirstCash, Inc. (Consumer Finance)	85	4,899
Five Below, Inc.* (Specialty Retail)	114	12,416
Flowers Foods, Inc. (Food Products)	395	8,986
Fluor Corp. (Construction & Engineering)	288	2,935
Foot Locker, Inc. (Specialty Retail)	214	6,289
FTI Consulting, Inc.* (Professional Services)	76	9,077
Fulton Financial Corp. (Banks)	332	3,220
GATX Corp. (Trading Companies & Distributors)	72	4,391
Generac Holdings, Inc.* (Electrical Equipment)	129	20,327
Gentex Corp. (Auto Components)	503	13,575
Genworth Financial, Inc.*—Class A (Insurance)	1,034	2,109
Glacier Bancorp, Inc. (Banks)	182	6,426
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	155	7,468
Graco, Inc. (Machinery)	342	18,208
Graham Holdings Co.—Class B (Diversified Consumer Services)	9	3,585
Grand Canyon Education, Inc.* (Diversified Consumer Services)	97	8,608
Greif, Inc.—Class A (Containers & Packaging)	54	1,879
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	131	5,763
GrubHub, Inc.* (Internet & Direct Marketing Retail)	189	13,653
Haemonetics Corp.* (Health Care Equipment & Supplies)	103	9,029
Hancock Whitney Corp. (Banks)	177	3,374
Harley-Davidson, Inc. (Automobiles)	315	8,199
Hawaiian Electric Industries, Inc. (Electric Utilities)	224	8,122
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	277	8,116
Healthcare Services Group, Inc. (Commercial Services & Supplies)	153	4,007
HealthEquity, Inc.* (Health Care Providers & Services)	156	8,043
Helen of Troy, Ltd.* (Household Durables)	52	9,789
Herman Miller, Inc. (Commercial Services & Supplies)	121	2,835
Hexcel Corp. (Aerospace & Defense)	171	6,378
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	213	8,166
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	137	13,319
HNI Corp. (Commercial Services & Supplies)	88	2,614
Home BancShares, Inc. (Banks)	315	5,144
Hubbell, Inc. (Electrical Equipment)	111	14,982
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	315	7,425
IAA, Inc.* (Commercial Services & Supplies)	274	11,878
ICU Medical, Inc.* (Health Care Equipment & Supplies)	40	7,349
IDACORP, Inc. (Electric Utilities)	104	9,698
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	198	10,043
Ingevity Corp.* (Chemicals)	85	4,971
Ingredion, Inc. (Food Products)	138	11,937

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 125

Common Stocks, continued

	Shares	Value
Insperity, Inc. (Professional Services)	75	$5,015
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	145	6,924
Interactive Brokers Group, Inc.—Class A (Capital Markets)	158	7,837
InterDigital, Inc. (Communications Equipment)	63	3,781
International Bancshares Corp. (Banks)	114	3,468
ITT, Inc. (Machinery)	177	10,218
j2 Global, Inc.* (Software)	93	5,275
Jabil, Inc. (Electronic Equipment, Instruments & Components)	282	9,831
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	47	3,859
Janus Henderson Group PLC (Capital Markets)	315	6,580
JBG Smith Properties (Equity Real Estate Investment Trusts)	241	6,991
Jefferies Financial Group, Inc. (Diversified Financial Services)	464	7,517
JetBlue Airways Corp.* (Airlines)	554	5,728
John Wiley & Sons, Inc.—Class A (Media)	90	3,045
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	106	10,484
KAR Auction Services, Inc. (Commercial Services & Supplies)	265	4,009
KB Home (Household Durables)	179	6,022
KBR, Inc. (IT Services)	292	6,494
Kemper Corp. (Insurance)	126	9,894
Kennametal, Inc. (Machinery)	170	4,583
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	217	12,645
Kirby Corp.* (Marine)	123	5,688
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	251	10,916
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	177	11,634
Lancaster Colony Corp. (Food Products)	41	6,502
Landstar System, Inc. (Road & Rail)	79	9,621
Lear Corp. (Auto Components)	112	12,363
LendingTree, Inc.* (Thrifts & Mortgage Finance)	16	5,541
Lennox International, Inc. (Building Products)	71	19,038
LHC Group, Inc.* (Health Care Providers & Services)	61	11,902
Life Storage, Inc. (Equity Real Estate Investment Trusts)	96	9,420
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	33	3,867
Lincoln Electric Holdings, Inc. (Machinery)	122	11,028
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	50	8,883
LivaNova PLC* (Health Care Equipment & Supplies)	100	4,654
LiveRamp Holdings, Inc.* (IT Services)	134	6,106
LogMeIn, Inc. (Software)	100	8,581
Louisiana-Pacific Corp. (Paper & Forest Products)	230	7,284
Lumentum Holdings, Inc.* (Communications Equipment)	154	14,296
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	186	2,682
Manhattan Associates, Inc.* (Software)	130	12,453
ManpowerGroup, Inc. (Professional Services)	119	8,186
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	75	6,350
Masimo Corp.* (Health Care Equipment & Supplies)	102	22,451
MasTec, Inc.* (Construction & Engineering)	120	4,774
Mattel, Inc.* (Leisure Products)	712	7,910
MAXIMUS, Inc. (IT Services)	126	9,350
MDU Resources Group, Inc. (Multi-Utilities)	412	8,644
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,085	21,842
MEDNAX, Inc.* (Health Care Providers & Services)	175	3,497
Mercury General Corp. (Insurance)	56	2,403
Mercury Systems, Inc.* (Aerospace & Defense)	114	8,827
Minerals Technologies, Inc. (Chemicals)	70	3,282
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	113	14,401
Molina Healthcare, Inc.* (Health Care Providers & Services)	122	22,533
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	85	22,526
MSA Safety, Inc. (Commercial Services & Supplies)	73	8,653
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	93	6,139
Murphy Oil Corp.(a) (Oil, Gas & Consumable Fuels)	300	3,963
Murphy USA, Inc.* (Specialty Retail)	56	7,415
National Fuel Gas Co. (Gas Utilities)	186	7,546
National Instruments Corp. (Electronic Equipment, Instruments & Components)	241	8,556
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	353	12,514
Navient Corp. (Consumer Finance)	350	2,786
NCR Corp.* (Technology Hardware, Storage & Peripherals)	262	4,829
Nektar Therapeutics* (Pharmaceuticals)	366	8,111
NetScout Systems, Inc.* (Communications Equipment)	131	3,335
New Jersey Resources Corp. (Gas Utilities)	197	6,119
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	953	10,035
NewMarket Corp. (Chemicals)	15	5,622
Nordson Corp. (Machinery)	105	20,330
Nordstrom, Inc.(a) (Multiline Retail)	222	3,039
NorthWestern Corp. (Multi-Utilities)	104	5,851
Nu Skin Enterprises, Inc.—Class A (Personal Products)	107	4,799
NuVasive, Inc.* (Health Care Equipment & Supplies)	105	6,000
nVent Electric PLC (Electrical Equipment)	321	5,829
OGE Energy Corp. (Electric Utilities)	411	13,522
O-I Glass, Inc. (Containers & Packaging)	322	3,362
Old Republic International Corp. (Insurance)	587	9,433
Olin Corp. (Chemicals)	324	3,642
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	116	12,192
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	466	15,089
ONE Gas, Inc. (Gas Utilities)	109	8,251

See accompanying notes to the financial statements.

126 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Oshkosh Corp. (Machinery)	140	$11,021
Owens Corning (Building Products)	221	13,364
PacWest Bancorp (Banks)	239	4,368
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	46	4,355
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	484	4,003
Patterson Cos., Inc. (Health Care Providers & Services)	177	4,701
Paylocity Holding Corp.* (Software)	74	9,857
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	209	1,814
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	269	2,851
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	265	8,970
Penumbra, Inc.* (Health Care Equipment & Supplies)	68	15,090
Perspecta, Inc. (IT Services)	280	5,992
Physicians Realty Trust (Equity Real Estate Investment Trusts)	416	7,505
Pilgrim's Pride Corp.* (Food Products)	106	1,627
Pinnacle Financial Partners, Inc. (Banks)	146	5,785
PNM Resources, Inc. (Electric Utilities)	164	6,926
Polaris, Inc. (Leisure Products)	118	12,228
Pool Corp. (Distributors)	82	25,969
Post Holdings, Inc.* (Food Products)	132	11,714
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	137	5,865
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	131	13,959
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	103	3,831
Primerica, Inc. (Insurance)	84	10,051
Prosperity Bancshares, Inc. (Banks)	190	10,556
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	41	5,656
PTC, Inc.* (Software)	214	18,310
Qualys, Inc.* (Software)	69	8,520
Quidel Corp.* (Health Care Equipment & Supplies)	78	22,032
Rayonier, Inc. (Equity Real Estate Investment Trusts)	284	7,890
Regal Beloit Corp. (Electrical Equipment)	83	7,634
Reinsurance Group of America, Inc. (Insurance)	139	11,850
Reliance Steel & Aluminum Co. (Metals & Mining)	131	12,872
RenaissanceRe Holdings, Ltd. (Insurance)	103	18,579
Repligen Corp.* (Biotechnology)	97	14,638
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	251	11,779
RH* (Specialty Retail)	34	9,773
RLI Corp. (Insurance)	82	7,227
Royal Gold, Inc. (Metals & Mining)	135	18,891
RPM International, Inc. (Chemicals)	266	21,702
Ryder System, Inc. (Road & Rail)	110	4,029
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	422	6,220
Sabre Corp. (IT Services)	566	4,279
Sally Beauty Holdings, Inc.* (Specialty Retail)	232	2,694
Sanderson Farms, Inc. (Food Products)	41	4,571
Science Applications International Corp. (IT Services)	101	8,078
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	113	1,985
SEI Investments Co. (Capital Markets)	255	13,344
Selective Insurance Group, Inc. (Insurance)	123	6,684
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	134	7,468
Sensient Technologies Corp. (Chemicals)	87	4,542
Service Corp. International (Diversified Consumer Services)	366	15,869
Service Properties Trust (Equity Real Estate Investment Trusts)	338	2,265
Signature Bank (Banks)	110	11,278
Silgan Holdings, Inc. (Containers & Packaging)	159	6,082
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	90	9,046
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	162	2,817
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	280	8,198
SLM Corp. (Consumer Finance)	770	5,213
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	102	17,860
Sonoco Products Co. (Containers & Packaging)	206	10,658
Southwest Gas Holdings, Inc. (Gas Utilities)	113	7,869
Spire, Inc. (Gas Utilities)	105	6,474
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	211	7,271
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	242	6,384
Steel Dynamics, Inc. (Metals & Mining)	432	11,841
Stericycle, Inc.* (Commercial Services & Supplies)	188	11,362
Sterling Bancorp (Banks)	399	4,489
Stifel Financial Corp. (Capital Markets)	141	6,836
STORE Capital Corp. (Equity Real Estate Investment Trusts)	457	10,826
Strategic Education, Inc. (Diversified Consumer Services)	46	5,806
Sunrun, Inc.* (Electrical Equipment)	162	5,944
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	70	5,601
Syneos Health, Inc.* (Life Sciences Tools & Services)	128	7,986
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	85	10,603
Synovus Financial Corp. (Banks)	302	6,085
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	127	4,917
Taylor Morrison Home Corp.* (Household Durables)	266	6,238
TCF Financial Corp. (Banks)	312	8,577
TEGNA, Inc. (Media)	449	5,289
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	200	3,884
Tempur Sealy International, Inc.* (Household Durables)	89	7,205
Tenet Healthcare Corp.* (Health Care Providers & Services)	215	5,685

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 127

Common Stocks, continued

	Shares	Value
Teradata Corp.* (IT Services)	223	$4,683
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	340	30,247
Terex Corp. (Machinery)	131	2,469
Tetra Tech, Inc. (Commercial Services & Supplies)	111	9,840
Texas Capital Bancshares, Inc.* (Banks)	104	3,455
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	134	7,529
The Boston Beer Co., Inc.*—Class A (Beverages)	20	16,209
The Brink's Co. (Commercial Services & Supplies)	104	4,612
The Chemours Co. (Chemicals)	337	6,245
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	249	2,647
The Goodyear Tire & Rubber Co. (Auto Components)	478	4,307
The Hain Celestial Group, Inc.* (Food Products)	161	5,471
The Hanover Insurance Group, Inc. (Insurance)	78	7,947
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	257	1,961
The Middleby Corp.* (Machinery)	114	9,469
The New York Times Co.—Class A (Media)	296	13,657
The Scotts Miracle-Gro Co.—Class A (Chemicals)	81	12,843
The Timken Co. (Machinery)	139	6,347
The Toro Co. (Machinery)	220	15,697
The Wendy's Co. (Hotels, Restaurants & Leisure)	366	8,484
Thor Industries, Inc. (Automobiles)	113	12,881
Toll Brothers, Inc. (Household Durables)	237	9,053
Tootsie Roll Industries, Inc. (Food Products)	35	1,110
TopBuild Corp.* (Household Durables)	69	9,102
Transocean, Ltd.*(a) (Energy Equipment & Services)	1,186	2,419
TreeHouse Foods, Inc.* (Food Products)	116	5,083
Trex Co., Inc.* (Building Products)	119	16,580
TRI Pointe Group, Inc.* (Household Durables)	267	4,464
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	513	22,833
Trinity Industries, Inc. (Machinery)	194	3,789
TripAdvisor, Inc. (Interactive Media & Services)	207	4,188
Trustmark Corp. (Banks)	130	2,928
UGI Corp. (Gas Utilities)	428	14,270
UMB Financial Corp. (Banks)	87	4,333
Umpqua Holdings Corp. (Banks)	452	4,904
United Bankshares, Inc. (Banks)	261	6,870
United States Steel Corp.(a) (Metals & Mining)	452	3,010
United Therapeutics Corp.* (Biotechnology)	90	10,032
Univar Solutions, Inc.* (Trading Companies & Distributors)	284	5,018
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	87	15,177
Urban Edge Properties (Equity Real Estate Investment Trusts)	227	2,379
Urban Outfitters, Inc.* (Specialty Retail)	145	2,398
Valley National Bancorp (Banks)	804	6,006
Valmont Industries, Inc. (Construction & Engineering)	44	5,333
Valvoline, Inc. (Chemicals)	380	7,798
ViaSat, Inc.* (Communications Equipment)	120	4,555
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	272	4,268
Visteon Corp.* (Auto Components)	57	4,139
Washington Federal, Inc. (Thrifts & Mortgage Finance)	155	3,618
Watsco, Inc. (Trading Companies & Distributors)	67	15,817
Webster Financial Corp. (Banks)	185	5,045
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	247	4,214
Werner Enterprises, Inc. (Road & Rail)	118	5,190
WEX, Inc.* (IT Services)	89	14,096
Williams-Sonoma, Inc. (Specialty Retail)	160	13,939
Wintrust Financial Corp. (Banks)	118	5,050
Woodward, Inc. (Machinery)	116	8,693
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	130	3,059
World Wrestling Entertainment, Inc.—Class A (Entertainment)	95	4,428
Worthington Industries, Inc. (Metals & Mining)	75	2,807
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	839	5,009
WW International, Inc.* (Diversified Consumer Services)	96	2,475
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	175	4,655
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	191	8,435
XPO Logistics, Inc.* (Air Freight & Logistics)	187	14,029
Yelp, Inc.* (Interactive Media & Services)	134	3,347
TOTAL COMMON STOCKS (Cost $1,940,029)		3,383,469

Repurchase Agreements(b)(c) (24.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,149,003	$1,149,000	$1,149,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,149,000)		1,149,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	8,040	$8,040
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	38	38
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	166	166
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	4,975	4,975
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,219)		13,219
TOTAL INVESTMENT SECURITIES (Cost $3,102,248)—95.4%		4,545,688
Net other assets (liabilities)—4.6%		216,908
NET ASSETS—100.0%		$4,762,596

See accompanying notes to the financial statements.

128 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $11,398.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $165,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	2	9/21/20	$372,060	$2,217

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/20	0.56%	$740,895	$(1,428)
S&P MidCap 400	UBS AG	8/27/20	0.46%	262,206	(412)
				$1,003,101	$(1,840)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 129

Mid-Cap ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$33,593	0.7%
Air Freight & Logistics	14,029	0.3%
Airlines	5,728	0.1%
Auto Components	43,411	0.9%
Automobiles	21,080	0.4%
Banks	192,275	4.0%
Beverages	16,209	0.3%
Biotechnology	62,209	1.3%
Building Products	48,982	1.0%
Capital Markets	86,521	1.8%
Chemicals	88,732	1.9%
Commercial Services & Supplies	66,068	1.4%
Communications Equipment	44,773	0.9%
Construction & Engineering	35,472	0.7%
Construction Materials	6,820	0.1%
Consumer Finance	12,898	0.3%
Containers & Packaging	37,187	0.8%
Distributors	25,969	0.5%
Diversified Consumer Services	39,983	0.8%
Diversified Financial Services	7,517	0.2%
Electric Utilities	44,554	0.9%
Electrical Equipment	78,675	1.7%
Electronic Equipment, Instruments & Components	125,085	2.6%
Energy Equipment & Services	6,043	0.1%
Entertainment	7,031	0.1%
Equity Real Estate Investment Trusts	324,670	6.9%
Food & Staples Retailing	34,378	0.7%
Food Products	66,413	1.4%
Gas Utilities	50,529	1.1%
Health Care Equipment & Supplies	120,914	2.5%
Health Care Providers & Services	107,401	2.3%
Hotels, Restaurants & Leisure	103,504	2.2%
Household Durables	51,873	1.1%
Household Products	6,567	0.1%
Industrial Conglomerates	13,456	0.3%
Insurance	154,189	3.2%
Interactive Media & Services	7,535	0.2%
Internet & Direct Marketing Retail	42,538	0.9%
IT Services	84,854	1.8%
Leisure Products	30,989	0.7%
Life Sciences Tools & Services	63,705	1.3%
Machinery	153,518	3.2%
Marine	5,687	0.1%
Media	43,957	0.9%
Metals & Mining	60,292	1.3%
Multiline Retail	15,231	0.3%
Multi-Utilities	21,959	0.5%
Oil, Gas & Consumable Fuels	41,639	0.9%
Paper & Forest Products	9,656	0.2%
Personal Products	8,147	0.2%
Pharmaceuticals	41,113	0.9%
Professional Services	29,672	0.6%
Real Estate Management & Development	10,484	0.2%
Road & Rail	32,605	0.7%
Semiconductors & Semiconductor Equipment	164,242	3.5%
Software	133,586	2.8%
Specialty Retail	77,538	1.6%
Technology Hardware, Storage & Peripherals	4,829	0.1%
Textiles, Apparel & Luxury Goods	31,609	0.7%
Thrifts & Mortgage Finance	27,327	0.6%
Trading Companies & Distributors	31,365	0.7%
Water Utilities	20,770	0.4%
Wireless Telecommunication Services	3,884	0.1%
Other**	1,379,127	29.0%
Total	$4,762,596	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

130 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (99.3%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	186	$9,705
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	571	17,022
Acuity Brands, Inc. (Electrical Equipment)	255	25,271
Adient PLC* (Auto Components)	560	9,318
Adtalem Global Education, Inc.* (Diversified Consumer Services)	333	11,435
AECOM* (Construction & Engineering)	1,027	37,168
Affiliated Managers Group, Inc. (Capital Markets)	304	20,912
AGCO Corp. (Machinery)	187	12,273
Alleghany Corp. (Insurance)	46	24,027
Allegheny Technologies, Inc.* (Metals & Mining)	416	3,615
ALLETE, Inc. (Electric Utilities)	333	19,747
Alliance Data Systems Corp. (IT Services)	272	12,066
AMC Networks, Inc.*—Class A (Media)	260	6,006
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	459	16,359
American Eagle Outfitters, Inc. (Specialty Retail)	1,000	10,000
American Financial Group, Inc. (Insurance)	479	29,109
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,805	10,234
AptarGroup, Inc. (Containers & Packaging)	165	19,008
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	504	36,095
ASGN, Inc.* (Professional Services)	131	8,968
Ashland Global Holdings, Inc. (Chemicals)	388	29,286
Associated Banc-Corp. (Banks)	986	12,660
AutoNation, Inc.* (Specialty Retail)	370	18,996
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	308	9,446
Avient Corp. (Chemicals)	586	14,005
Avis Budget Group, Inc.* (Road & Rail)	344	8,910
Avnet, Inc. (Electronic Equipment, Instruments & Components)	634	16,940
BancorpSouth Bank (Banks)	624	13,060
Bank of Hawaii Corp. (Banks)	107	6,059
Bank OZK (Banks)	776	18,663
Belden, Inc. (Electronic Equipment, Instruments & Components)	246	7,774
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	791	31,680
Black Hills Corp. (Multi-Utilities)	214	12,382
Brighthouse Financial, Inc.* (Insurance)	603	17,089
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	837	9,634
Brunswick Corp. (Leisure Products)	259	17,348
Cabot Corp. (Chemicals)	199	7,260
Camden Property Trust (Equity Real Estate Investment Trusts)	282	25,607
Cantel Medical Corp. (Health Care Equipment & Supplies)	104	4,914
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	103	8,108
Cathay General Bancorp (Banks)	484	11,703
CDK Global, Inc. (Software)	305	13,865
Ceridian HCM Holding, Inc.* (Software)	260	20,355
ChampionX Corp.* (Energy Equipment & Services)	1,194	11,355
Ciena Corp.* (Communications Equipment)	375	22,316
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	302	7,387
Cinemark Holdings, Inc. (Entertainment)	688	8,139
CIT Group, Inc. (Banks)	335	6,355
CNO Financial Group, Inc. (Insurance)	921	13,907
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,200	11,580
Colfax Corp.* (Machinery)	298	8,666
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	70	5,309
Commerce Bancshares, Inc. (Banks)	292	16,720
Commercial Metals Co. (Metals & Mining)	765	15,820
CommVault Systems, Inc.* (Software)	140	6,171
Compass Minerals International, Inc. (Metals & Mining)	61	3,107
Corecivic, Inc. (Equity Real Estate Investment Trusts)	767	6,834
CoreLogic, Inc. (IT Services)	281	19,153
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	389	10,301
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	152	16,791
Crane Co. (Machinery)	318	17,988
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	694	47,829
Cullen/Frost Bankers, Inc. (Banks)	366	26,374
Curtiss-Wright Corp. (Aerospace & Defense)	73	6,506
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	259	21,606
Dana, Inc. (Auto Components)	927	10,596
Darling Ingredients, Inc.* (Food Products)	1,053	29,410
Delphi Technologies PLC* (Auto Components)	554	8,304
Dick's Sporting Goods, Inc. (Specialty Retail)	418	19,069
Domtar Corp. (Paper & Forest Products)	354	7,430
Donaldson Co., Inc. (Machinery)	292	14,115
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	392	11,423
Dycom Industries, Inc.* (Construction & Engineering)	203	8,694
East West Bancorp, Inc. (Banks)	908	31,471
Eaton Vance Corp. (Capital Markets)	211	7,626
Edgewell Personal Care Co.* (Personal Products)	349	10,432
EMCOR Group, Inc. (Construction & Engineering)	190	13,015
Emergent BioSolutions, Inc.* (Biotechnology)	112	12,459
Encompass Health Corp. (Health Care Providers & Services)	338	23,011
EnerSys (Electrical Equipment)	273	18,362
Enphase Energy, Inc.* (Electrical Equipment)	146	8,813
EPR Properties (Equity Real Estate Investment Trusts)	279	7,988
EQT Corp. (Oil, Gas & Consumable Fuels)	1,642	23,842
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,608	25,168
Essential Utilities, Inc. (Water Utilities)	644	29,205
Evercore Partners, Inc.—Class A (Capital Markets)	79	4,369
F.N.B. Corp. (Banks)	2,075	15,376
Federated Hermes, Inc.—Class B (Capital Markets)	178	4,692
First American Financial Corp. (Insurance)	717	36,574
First Financial Bankshares, Inc. (Banks)	328	9,814
First Horizon National Corp. (Banks)	3,543	32,844

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 131

Common Stocks, continued

	Shares	Value
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	278	$12,210
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	490	29,180
FirstCash, Inc. (Consumer Finance)	93	5,361
Flowers Foods, Inc. (Food Products)	1,235	28,096
Fluor Corp. (Construction & Engineering)	900	9,171
Foot Locker, Inc. (Specialty Retail)	667	19,604
Fulton Financial Corp. (Banks)	1,040	10,088
GATX Corp. (Trading Companies & Distributors)	223	13,601
Genworth Financial, Inc.*—Class A (Insurance)	3,230	6,589
Glacier Bancorp, Inc. (Banks)	233	8,227
Graham Holdings Co.—Class B (Diversified Consumer Services)	27	10,756
Grand Canyon Education, Inc.* (Diversified Consumer Services)	305	27,066
Greif, Inc.—Class A (Containers & Packaging)	169	5,880
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	155	6,818
GrubHub, Inc.* (Internet & Direct Marketing Retail)	260	18,782
Haemonetics Corp.* (Health Care Equipment & Supplies)	116	10,169
Hancock Whitney Corp. (Banks)	553	10,540
Harley-Davidson, Inc. (Automobiles)	982	25,561
Hawaiian Electric Industries, Inc. (Electric Utilities)	365	13,235
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	467	13,683
Healthcare Services Group, Inc. (Commercial Services & Supplies)	477	12,493
Helen of Troy, Ltd.* (Household Durables)	67	12,613
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	333	12,767
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	192	18,666
HNI Corp. (Commercial Services & Supplies)	274	8,138
Home BancShares, Inc. (Banks)	986	16,101
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	629	14,826
IAA, Inc.* (Commercial Services & Supplies)	276	11,965
IDACORP, Inc. (Electric Utilities)	178	16,599
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	619	31,396
Ingredion, Inc. (Food Products)	431	37,282
Insperity, Inc. (Professional Services)	103	6,887
Interactive Brokers Group, Inc.—Class A (Capital Markets)	492	24,402
InterDigital, Inc. (Communications Equipment)	198	11,884
International Bancshares Corp. (Banks)	357	10,860
ITT, Inc. (Machinery)	182	10,507
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	6,158
Janus Henderson Group PLC (Capital Markets)	985	20,577
JBG Smith Properties (Equity Real Estate Investment Trusts)	755	21,903
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,449	23,474
JetBlue Airways Corp.* (Airlines)	1,733	17,919
John Wiley & Sons, Inc.—Class A (Media)	281	9,506
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	172	17,013
KAR Auction Services, Inc. (Commercial Services & Supplies)	830	12,558
KB Home (Household Durables)	302	10,159
Kemper Corp. (Insurance)	395	31,015
Kennametal, Inc. (Machinery)	532	14,342
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	272	15,849
Kirby Corp.* (Marine)	185	8,554
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	216	14,198
Lancaster Colony Corp. (Food Products)	66	10,467
Landstar System, Inc. (Road & Rail)	80	9,742
Lear Corp. (Auto Components)	350	38,634
Lennox International, Inc. (Building Products)	76	20,378
Life Storage, Inc. (Equity Real Estate Investment Trusts)	117	11,481
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	58	10,304
LivaNova PLC* (Health Care Equipment & Supplies)	152	7,074
LiveRamp Holdings, Inc.* (IT Services)	252	11,484
LogMeIn, Inc. (Software)	112	9,611
Louisiana-Pacific Corp. (Paper & Forest Products)	201	6,366
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	582	8,392
ManpowerGroup, Inc. (Professional Services)	373	25,659
Mattel, Inc.* (Leisure Products)	2,227	24,742
MAXIMUS, Inc. (IT Services)	177	13,135
MDU Resources Group, Inc. (Multi-Utilities)	746	15,651
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,391	68,260
MEDNAX, Inc.* (Health Care Providers & Services)	334	6,673
Mercury General Corp. (Insurance)	174	7,466
Minerals Technologies, Inc. (Chemicals)	219	10,267
Molina Healthcare, Inc.* (Health Care Providers & Services)	381	70,371
MSA Safety, Inc. (Commercial Services & Supplies)	82	9,719
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	292	19,275
Murphy Oil Corp.(a) (Oil, Gas & Consumable Fuels)	518	6,843
National Fuel Gas Co. (Gas Utilities)	580	23,531
National Instruments Corp. (Electronic Equipment, Instruments & Components)	401	14,236
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	497	17,619
Navient Corp. (Consumer Finance)	1,096	8,724
NCR Corp.* (Technology Hardware, Storage & Peripherals)	468	8,625
Nektar Therapeutics* (Pharmaceuticals)	777	17,218
NetScout Systems, Inc.* (Communications Equipment)	408	10,388
New Jersey Resources Corp. (Gas Utilities)	614	19,071
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,490	15,690
NewMarket Corp. (Chemicals)	16	5,997

See accompanying notes to the financial statements.

132 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Nordstrom, Inc.(a) (Multiline Retail)	697	$9,542
NorthWestern Corp. (Multi-Utilities)	324	18,228
Nu Skin Enterprises, Inc.—Class A (Personal Products)	333	14,935
NuVasive, Inc.* (Health Care Equipment & Supplies)	114	6,514
nVent Electric PLC (Electrical Equipment)	1,002	18,196
OGE Energy Corp. (Electric Utilities)	1,286	42,309
O-I Glass, Inc. (Containers & Packaging)	1,005	10,492
Old Republic International Corp. (Insurance)	1,834	29,472
Olin Corp. (Chemicals)	1,014	11,397
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	158	16,606
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	800	25,903
ONE Gas, Inc. (Gas Utilities)	169	12,793
Oshkosh Corp. (Machinery)	178	14,012
Owens Corning (Building Products)	325	19,653
PacWest Bancorp (Banks)	748	13,670
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	51	4,828
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,512	12,504
Patterson Cos., Inc. (Health Care Providers & Services)	553	14,688
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	655	5,685
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	840	8,904
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	829	28,063
Physicians Realty Trust (Equity Real Estate Investment Trusts)	663	11,961
Pilgrim's Pride Corp.* (Food Products)	121	1,857
Pinnacle Financial Partners, Inc. (Banks)	458	18,146
PNM Resources, Inc. (Electric Utilities)	256	10,811
Post Holdings, Inc.* (Food Products)	222	19,700
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	233	9,975
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	321	11,938
Prosperity Bancshares, Inc. (Banks)	593	32,947
PTC, Inc.* (Software)	320	27,380
Rayonier, Inc. (Equity Real Estate Investment Trusts)	515	14,307
Regal Beloit Corp. (Electrical Equipment)	260	23,912
Reinsurance Group of America, Inc. (Insurance)	436	37,170
RLI Corp. (Insurance)	94	8,284
RPM International, Inc. (Chemicals)	333	27,169
Ryder System, Inc. (Road & Rail)	344	12,601
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,319	19,442
Sabre Corp. (IT Services)	922	6,970
Sally Beauty Holdings, Inc.* (Specialty Retail)	725	8,417
Science Applications International Corp. (IT Services)	174	13,917
Selective Insurance Group, Inc. (Insurance)	384	20,867
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	204	11,369
Sensient Technologies Corp. (Chemicals)	272	14,201
Service Corp. International (Diversified Consumer Services)	560	24,282
Service Properties Trust (Equity Real Estate Investment Trusts)	1,057	7,082
Signature Bank (Banks)	344	35,270
Silgan Holdings, Inc. (Containers & Packaging)	199	7,612
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	252	4,382
SLM Corp. (Consumer Finance)	1,205	8,158
Sonoco Products Co. (Containers & Packaging)	644	33,320
Southwest Gas Holdings, Inc. (Gas Utilities)	353	24,583
Spire, Inc. (Gas Utilities)	329	20,286
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	384	13,233
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	756	19,943
Steel Dynamics, Inc. (Metals & Mining)	688	18,859
Stericycle, Inc.* (Commercial Services & Supplies)	329	19,883
Sterling Bancorp (Banks)	1,248	14,040
Stifel Financial Corp. (Capital Markets)	223	10,811
STORE Capital Corp. (Equity Real Estate Investment Trusts)	314	7,439
Strategic Education, Inc. (Diversified Consumer Services)	67	8,456
Sunrun, Inc.* (Electrical Equipment)	184	6,751
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	85	6,802
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	264	32,931
Synovus Financial Corp. (Banks)	945	19,042
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	226	8,751
Taylor Morrison Home Corp.* (Household Durables)	833	19,534
TCF Financial Corp. (Banks)	977	26,858
TEGNA, Inc. (Media)	1,405	16,551
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	626	12,157
Tenet Healthcare Corp.* (Health Care Providers & Services)	670	17,715
Teradata Corp.* (IT Services)	425	8,925
Terex Corp. (Machinery)	409	7,710
Texas Capital Bancshares, Inc.* (Banks)	323	10,730
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	204	11,463
The Chemours Co. (Chemicals)	1,054	19,531
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	780	8,291
The Goodyear Tire & Rubber Co. (Auto Components)	1,494	13,461
The Hain Celestial Group, Inc.* (Food Products)	503	17,092
The Hanover Insurance Group, Inc. (Insurance)	244	24,859
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	764	5,829
The Middleby Corp.* (Machinery)	149	12,376
The New York Times Co.—Class A (Media)	316	14,580
The Wendy's Co. (Hotels, Restaurants & Leisure)	480	11,126
Thor Industries, Inc. (Automobiles)	354	40,353
Toll Brothers, Inc. (Household Durables)	372	14,210
Tootsie Roll Industries, Inc. (Food Products)	60	1,902

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 133

Common Stocks, continued

	Shares	Value
Transocean, Ltd.*(a) (Energy Equipment & Services)	3,710	$7,568
TreeHouse Foods, Inc.* (Food Products)	362	15,863
TRI Pointe Group, Inc.* (Household Durables)	835	13,961
Trinity Industries, Inc. (Machinery)	605	11,816
TripAdvisor, Inc. (Interactive Media & Services)	648	13,109
Trustmark Corp. (Banks)	408	9,188
UGI Corp. (Gas Utilities)	1,337	44,576
UMB Financial Corp. (Banks)	272	13,546
Umpqua Holdings Corp. (Banks)	1,416	15,364
United Bankshares, Inc. (Banks)	816	21,477
United States Steel Corp.(a) (Metals & Mining)	1,417	9,437
United Therapeutics Corp.* (Biotechnology)	282	31,434
Univar Solutions, Inc.* (Trading Companies & Distributors)	888	15,691
Urban Edge Properties (Equity Real Estate Investment Trusts)	383	4,014
Urban Outfitters, Inc.* (Specialty Retail)	452	7,476
Valley National Bancorp (Banks)	2,513	18,772
Valmont Industries, Inc. (Construction & Engineering)	75	9,090
Valvoline, Inc. (Chemicals)	546	11,204
ViaSat, Inc.* (Communications Equipment)	184	6,985
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	852	13,368
Visteon Corp.* (Auto Components)	51	3,703
Washington Federal, Inc. (Thrifts & Mortgage Finance)	179	4,178
Watsco, Inc. (Trading Companies & Distributors)	103	24,315
Webster Financial Corp. (Banks)	579	15,789
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	433	7,387
Werner Enterprises, Inc. (Road & Rail)	198	8,709
Williams-Sonoma, Inc. (Specialty Retail)	154	13,416
Wintrust Financial Corp. (Banks)	370	15,836
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	406	9,553
World Wrestling Entertainment, Inc.—Class A (Entertainment)	128	5,966
Worthington Industries, Inc. (Metals & Mining)	236	8,831
WW International, Inc.* (Diversified Consumer Services)	144	3,712
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	312	8,299
XPO Logistics, Inc.* (Air Freight & Logistics)	584	43,812
TOTAL COMMON STOCKS (Cost $3,899,195)		4,573,068

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $9,000	$9,000	$9,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,000)		9,000

Collateral for Securities Loaned(c) (0.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(d)	23,552	$23,552
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(d)	112	112
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(d)	486	486
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(d)	14,572	14,572
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $38,722)		38,722
TOTAL INVESTMENT SECURITIES (Cost $3,946,917)—100.3%		4,620,790
Net other assets (liabilities)—(0.3)%		(14,560)
NET ASSETS—100.0%		$4,606,230

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $33,863.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

See accompanying notes to the financial statements.

134 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Mid-Cap Value ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$6,506	0.1%
Air Freight & Logistics	43,812	1.0%
Airlines	17,919	0.4%
Auto Components	84,016	1.8%
Automobiles	65,914	1.4%
Banks	537,590	11.7%
Biotechnology	43,893	1.0%
Building Products	40,031	0.9%
Capital Markets	93,389	2.0%
Chemicals	150,317	3.3%
Commercial Services & Supplies	74,755	1.6%
Communications Equipment	51,573	1.1%
Construction & Engineering	77,138	1.7%
Consumer Finance	22,243	0.5%
Containers & Packaging	76,312	1.7%
Diversified Consumer Services	85,707	1.9%
Diversified Financial Services	23,474	0.5%
Electric Utilities	102,701	2.2%
Electrical Equipment	101,305	2.2%
Electronic Equipment, Instruments & Components	163,045	3.5%
Energy Equipment & Services	18,923	0.4%
Entertainment	14,105	0.3%
Equity Real Estate Investment Trusts	485,962	10.5%
Food & Staples Retailing	58,441	1.3%
Food Products	161,669	3.5%
Gas Utilities	144,839	3.1%
Health Care Equipment & Supplies	56,783	1.2%
Health Care Providers & Services	149,479	3.2%
Hotels, Restaurants & Leisure	91,110	2.0%
Household Durables	70,477	1.5%
Insurance	286,428	6.2%
Interactive Media & Services	13,109	0.3%
Internet & Direct Marketing Retail	18,782	0.4%
IT Services	85,650	1.9%
Leisure Products	42,090	0.9%
Machinery	123,806	2.7%
Marine	8,554	0.2%
Media	46,643	1.0%
Metals & Mining	59,669	1.3%
Multiline Retail	26,148	0.6%
Multi-Utilities	46,261	1.0%
Oil, Gas & Consumable Fuels	100,292	2.2%
Paper & Forest Products	13,796	0.3%
Personal Products	25,367	0.5%
Pharmaceuticals	29,156	0.6%
Professional Services	41,514	0.9%
Real Estate Management & Development	17,013	0.4%
Road & Rail	39,962	0.9%
Semiconductors & Semiconductor Equipment	95,181	2.1%
Software	77,382	1.7%
Specialty Retail	106,683	2.3%
Technology Hardware, Storage & Peripherals	8,625	0.2%
Textiles, Apparel & Luxury Goods	13,417	0.3%
Thrifts & Mortgage Finance	19,868	0.4%
Trading Companies & Distributors	72,882	1.6%
Water Utilities	29,205	0.6%
Wireless Telecommunication Services	12,157	0.3%
Other**	33,162	0.7%
Total	$4,606,230	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 135

Common Stocks (69.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,684	$469,669
Adobe, Inc.* (Software)	3,556	1,580,002
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,640	668,995
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,630	167,059
Align Technology, Inc.* (Health Care Equipment & Supplies)	581	170,709
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,992	2,963,996
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,946	2,885,840
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,886	9,133,266
Amgen, Inc. (Biotechnology)	4,342	1,062,356
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,718	312,162
ANSYS, Inc.* (Software)	632	196,299
Apple, Inc. (Technology Hardware, Storage & Peripherals)	25,074	10,657,453
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,763	435,064
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	566	200,206
Autodesk, Inc.* (Software)	1,616	382,071
Automatic Data Processing, Inc. (IT Services)	3,170	421,325
Baidu, Inc.*ADR (Interactive Media & Services)	2,029	242,263
Biogen, Inc.* (Biotechnology)	1,204	330,727
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,333	159,707
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	302	501,963
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,950	934,413
Cadence Design Systems, Inc.* (Software)	2,060	225,055
CDW Corp. (Electronic Equipment, Instruments & Components)	1,049	121,946
Cerner Corp. (Health Care Technology)	2,245	155,915
Charter Communications, Inc.*—Class A (Media)	1,523	883,340
Check Point Software Technologies, Ltd.* (Software)	1,055	132,244
Cintas Corp. (Commercial Services & Supplies)	768	231,836
Cisco Systems, Inc. (Communications Equipment)	31,158	1,467,542
Citrix Systems, Inc. (Software)	911	130,054
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,988	272,460
Comcast Corp.—Class A (Media)	33,610	1,438,508
Copart, Inc.* (Commercial Services & Supplies)	1,732	161,509
Costco Wholesale Corp. (Food & Staples Retailing)	3,259	1,060,903
CSX Corp. (Road & Rail)	5,647	402,857
DexCom, Inc.* (Health Care Equipment & Supplies)	682	297,038
DocuSign, Inc.* (Software)	1,352	293,154
Dollar Tree, Inc.* (Multiline Retail)	1,749	163,269
eBay, Inc. (Internet & Direct Marketing Retail)	5,185	286,627
Electronic Arts, Inc.* (Entertainment)	2,130	301,651
Exelon Corp. (Electric Utilities)	7,189	277,567
Expedia Group, Inc. (Internet & Direct Marketing Retail)	998	80,848
Facebook, Inc.*—Class A (Interactive Media & Services)	13,911	3,528,804
Fastenal Co. (Trading Companies & Distributors)	4,227	198,838
Fiserv, Inc.* (IT Services)	4,939	492,863
Fox Corp.—Class A (Media)	2,526	65,095
Fox Corp.—Class B (Media)	1,925	49,607
Gilead Sciences, Inc. (Biotechnology)	9,256	643,570
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	626	248,992
Illumina, Inc.* (Life Sciences Tools & Services)	1,085	414,644
Incyte Corp.* (Biotechnology)	1,603	158,312
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,243	1,491,229
Intuit, Inc. (Software)	1,923	589,150
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	861	590,164
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,849	436,898
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,145	228,805
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,071	403,938
Liberty Global PLC*—Class A (Media)	1,343	31,433
Liberty Global PLC*—Class C (Media)	3,036	69,099
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	917	298,566
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,392	200,509
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,968	134,001
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	367	412,736
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,810	184,131
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,206	410,751
Microsoft Corp. (Software)	43,872	8,994,198
Moderna, Inc.* (Biotechnology)	2,866	212,371
Mondelez International, Inc.—Class A (Food Products)	10,532	584,421
Monster Beverage Corp.* (Beverages)	3,886	304,973
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,630	72,209
NetEase, Inc.ADR (Entertainment)	546	250,297
Netflix, Inc.* (Entertainment)	3,245	1,586,415
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,538	1,926,790
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,059	241,994
O'Reilly Automotive, Inc.* (Specialty Retail)	548	261,604
PACCAR, Inc. (Machinery)	2,549	216,869
Paychex, Inc. (IT Services)	2,646	190,300
PayPal Holdings, Inc.* (IT Services)	8,664	1,698,751
PepsiCo, Inc. (Beverages)	10,239	1,409,501
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,300	876,563

See accompanying notes to the financial statements.

136 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	745	$470,892
Ross Stores, Inc. (Specialty Retail)	2,622	235,115
Seattle Genetics, Inc.* (Biotechnology)	1,278	212,493
Sirius XM Holdings, Inc.(a) (Media)	32,312	189,995
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,231	179,209
Splunk, Inc.* (Software)	1,172	245,909
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,619	659,612
Synopsys, Inc.* (Software)	1,113	221,732
Take-Two Interactive Software, Inc.* (Entertainment)	841	137,941
Tesla, Inc.* (Automobiles)	1,368	1,957,280
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,773	863,896
The Kraft Heinz Co. (Food Products)	9,017	310,004
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	9,120	979,306
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,859	104,965
Ulta Beauty, Inc.* (Specialty Retail)	415	80,091
VeriSign, Inc.* (IT Services)	852	180,351
Verisk Analytics, Inc.—Class A (Professional Services)	1,198	226,075
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,914	520,608
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,471	263,434
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,209	95,208
Workday, Inc.*—Class A (Software)	1,283	232,120
Xcel Energy, Inc. (Electric Utilities)	3,874	267,461
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,794	192,586
Zoom Video Communications, Inc.*—Class A (Software)	1,236	313,833
TOTAL COMMON STOCKS (Cost $33,986,186)		81,509,375

Repurchase Agreements(b)(c) (28.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $33,432,077	$33,432,000	$33,432,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,432,000)		33,432,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	106,099	$106,099
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	503	503
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	2,188	2,188
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	65,648	65,648
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $174,438)		174,438
TOTAL INVESTMENT SECURITIES (Cost $67,592,624)—98.4%		115,115,813
Net other assets (liabilities)—1.6%		1,929,710
NET ASSETS—100.0%		$117,045,523

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $170,949.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $2,609,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
NYS	New York Shares
ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	61	9/21/20	$13,295,255	$258,349

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/20	0.66%	$13,923,102	$311,255
Nasdaq-100 Index	UBS AG	8/27/20	0.91%	7,700,268	257,292
				$21,623,370	$568,547

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 137

Nasdaq-100 ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Automobiles	$1,957,280	1.7%
Beverages	1,714,474	1.5%
Biotechnology	3,938,095	3.4%
Commercial Services & Supplies	393,345	0.3%
Communications Equipment	1,467,542	1.2%
Electric Utilities	545,028	0.5%
Electronic Equipment, Instruments & Components	121,946	0.1%
Entertainment	2,745,973	2.3%
Food & Staples Retailing	1,324,337	1.1%
Food Products	894,425	0.8%
Health Care Equipment & Supplies	1,306,903	1.1%
Health Care Technology	155,915	0.1%
Hotels, Restaurants & Leisure	860,121	0.7%
Interactive Media & Services	9,620,902	8.2%
Internet & Direct Marketing Retail	10,957,303	9.4%
IT Services	3,256,050	2.8%
Life Sciences Tools & Services	414,644	0.3%
Machinery	216,869	0.2%
Media	2,727,077	2.3%
Multiline Retail	163,269	0.1%
Professional Services	226,075	0.2%
Road & Rail	402,857	0.3%
Semiconductors & Semiconductor Equipment	9,684,733	8.3%
Software	13,535,822	11.8%
Specialty Retail	576,810	0.5%
Technology Hardware, Storage & Peripherals	10,824,870	9.2%
Textiles, Apparel & Luxury Goods	298,566	0.3%
Trading Companies & Distributors	198,838	0.2%
Wireless Telecommunication Services	979,306	0.8%
Other **	35,536,148	30.3%
Total	$117,045,523	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

138 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (81.1%)

	Shares	Value
Apache Corp. (Oil, Gas & Consumable Fuels)	4,993	$76,643
Baker Hughes Co.—Class A (Energy Equipment & Services)	8,665	134,221
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	5,273	98,605
ChampionX Corp.* (Energy Equipment & Services)	2,457	23,366
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,035	150,172
Chevron Corp. (Oil, Gas & Consumable Fuels)	24,698	2,073,150
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,350	33,021
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	2,603	136,762
ConocoPhillips (Oil, Gas & Consumable Fuels)	14,188	530,489
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,111	19,209
Core Laboratories N.V. (Energy Equipment & Services)	588	12,542
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	386	7,411
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	972	16,991
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	5,062	53,100
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,087	83,188
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,701	360,792
EQT Corp. (Oil, Gas & Consumable Fuels)	3,380	49,078
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,376	51,878
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	55,935	2,353,744
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,009	60,086
Halliburton Co. (Energy Equipment & Services)	11,606	166,314
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,421	25,336
Hess Corp. (Oil, Gas & Consumable Fuels)	3,454	169,971
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,970	54,175
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	25,728	362,765
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	10,455	57,398
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,602	328,596
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,449	12,577
Murphy Oil Corp.(a) (Oil, Gas & Consumable Fuels)	1,932	25,522
National Oilwell Varco, Inc. (Energy Equipment & Services)	5,136	59,115
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	6,346	63,397
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,907	187,416
OGE Energy Corp. (Electric Utilities)	2,648	87,119
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	5,814	162,269
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	3,437	33,305
Parsley Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	4,095	44,963
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,467	9,560
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,349	11,709
Phillips 66 (Oil, Gas & Consumable Fuels)	5,777	358,290
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,181	211,383
Schlumberger, Ltd. (Energy Equipment & Services)	18,359	333,032
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,083	56,357
TechnipFMC PLC (Energy Equipment & Services)	5,564	44,679
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	16,049	307,017
Transocean, Ltd.*(a) (Energy Equipment & Services)	7,644	15,594
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	5,394	303,305
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	838	19,718
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,402	32,250
TOTAL COMMON STOCKS (Cost $7,948,163)		9,867,580

Repurchase Agreements(b)(c) (19.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $2,369,005	$2,369,000	$2,369,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,369,000)		2,369,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	24,218	$24,218
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	115	115
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	500	500
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	14,985	14,985
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $39,818)		39,818
TOTAL INVESTMENT SECURITIES (Cost $10,356,981)—100.9%		12,276,398
Net other assets (liabilities)—(0.9)%		(106,740)
NET ASSETS—100.0%		$12,169,658

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 139

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $34,474.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $2,178,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/24/20	0.61%	$4,656,673	$(246,813)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/24/20	0.11%	3,717,080	(176,805)
				$8,373,753	$(423,618)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Electric Utilities	$87,119	0.7%
Energy Equipment & Services	823,759	6.8%
Oil, Gas & Consumable Fuels	8,896,616	73.1%
Semiconductors & Semiconductor Equipment	60,086	0.5%
Other**	2,302,078	18.9%
Total	$12,169,658	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

140 :: Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (78.7%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	33,164	$220,872
Baker Hughes Co.—Class A (Energy Equipment & Services)	22,834	353,699
Cactus, Inc.—Class A (Energy Equipment & Services)	12,238	276,824
ChampionX Corp.* (Energy Equipment & Services)	33,599	319,526
Core Laboratories N.V. (Energy Equipment & Services)	11,479	244,847
DMC Global, Inc.(a) (Machinery)	3,809	111,908
Dril-Quip, Inc.* (Energy Equipment & Services)	9,053	301,374
Halliburton Co. (Energy Equipment & Services)	118,626	1,699,911
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	36,789	154,146
Helmerich & Payne, Inc. (Energy Equipment & Services)	15,938	284,175
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	13,384	75,620
Matrix Service Co.* (Energy Equipment & Services)	6,748	59,079
Nabors Industries, Ltd.*(a) (Energy Equipment & Services)	1,753	74,345
National Oilwell Varco, Inc. (Energy Equipment & Services)	26,739	307,766
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	41,394	104,313
Oceaneering International, Inc.* (Energy Equipment & Services)	25,627	144,024
Oil States International, Inc.* (Energy Equipment & Services)	15,733	70,484
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	48,148	186,574
ProPetro Holding Corp.* (Energy Equipment & Services)	21,257	114,150
Schlumberger, Ltd. (Energy Equipment & Services)	94,019	1,705,504
SEACOR Holdings, Inc.* (Energy Equipment & Services)	4,567	132,808
Select Energy Services, Inc.* (Energy Equipment & Services)	16,367	72,669
TechnipFMC PLC (Energy Equipment & Services)	45,879	368,408
Transocean, Ltd.*(a) (Energy Equipment & Services)	149,145	304,256
TOTAL COMMON STOCKS (Cost $6,457,925)		7,687,282

Repurchase Agreements(b)(c) (28.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $2,813,006	$2,813,000	$2,813,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,813,000)		2,813,000

Collateral for Securities Loaned(d) (4.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	258,448	$258,448
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	1,225	1,225
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	5,330	5,330
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	159,912	159,912
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $424,915)		424,915
TOTAL INVESTMENT SECURITIES (Cost $9,695,840)—111.9%		10,925,197
Net other assets (liabilities)—(11.9)%		(1,164,218)
NET ASSETS—100.0%		$9,760,979

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $332,698.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $1,610,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Oil Equipment & Services UltraSector ProFund :: 141

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	8/24/20	0.61%	$3,098,630	$(183,953)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	8/24/20	0.46%	3,796,261	(189,131)
				$6,894,891	$(373,084)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Energy Equipment & Services	$7,575,373	77.6%
Machinery	111,909	1.1%
Other**	2,073,697	21.3%
Total	$9,760,979	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (79.5%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	600	$6,936
AMAG Pharmaceuticals, Inc.* (Biotechnology)	492	4,701
Amicus Therapeutics, Inc.* (Biotechnology)	3,700	53,466
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,586	6,867
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	484	9,690
Arvinas, Inc.* (Pharmaceuticals)	219	6,899
Axsome Therapeutics, Inc.* (Pharmaceuticals)	389	27,747
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,377	139,435
Cara Therapeutics, Inc.* (Biotechnology)	605	9,946
Catalent, Inc.* (Pharmaceuticals)	2,007	175,291
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,381	5,938
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,481	22,141
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,726	135,305
Eli Lilly & Co. (Pharmaceuticals)	947	142,325
Endo International PLC* (Pharmaceuticals)	2,935	10,214
Horizon Therapeutics PLC* (Pharmaceuticals)	2,739	167,599
Innoviva, Inc.* (Pharmaceuticals)	960	13,003
Intersect ENT, Inc.* (Pharmaceuticals)	467	8,028
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	792	15,701
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,288	20,981
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	794	85,951
Johnson & Johnson (Pharmaceuticals)	4,838	705,187
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	135	13,852
Merck & Co., Inc. (Pharmaceuticals)	7,525	603,806
Mylan N.V.* (Pharmaceuticals)	7,422	119,568
Myokardia, Inc.* (Pharmaceuticals)	757	68,228
Omeros Corp.*(a) (Pharmaceuticals)	736	9,443
Pacira BioSciences, Inc.* (Pharmaceuticals)	605	31,829
Perrigo Co. PLC (Pharmaceuticals)	1,957	103,760
Pfizer, Inc. (Pharmaceuticals)	3,981	153,189
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	187	6,220
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	291	6,750
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	719	26,740
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	380	56,126
Relmada Therapeutics, Inc.* (Pharmaceuticals)	194	7,056
Revance Therapeutics, Inc.* (Pharmaceuticals)	688	16,154
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,648	4,928
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	3,199	5,918
Theravance Biopharma, Inc.* (Pharmaceuticals)	688	13,361
Tricida, Inc.* (Pharmaceuticals)	387	5,178
Vanda Pharmaceuticals, Inc.* (Biotechnology)	779	7,852
Zoetis, Inc. (Pharmaceuticals)	1,022	155,017
Zogenix, Inc.* (Pharmaceuticals)	747	17,771
TOTAL COMMON STOCKS (Cost $2,057,628)		3,206,097

Repurchase Agreements(b)(c) (23.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $954,002	$954,000	$954,000
TOTAL REPURCHASE AGREEMENTS (Cost $954,000)		954,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	9,039	$9,039
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	43	43
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	186	186
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	5,592	5,592
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,860)		14,860
TOTAL INVESTMENT SECURITIES (Cost $3,026,488)—103.5%		4,174,957
Net other assets (liabilities)—(3.5)%		(139,326)
NET ASSETS—100.0%		$4,035,631

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $13,667.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $590,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 143

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	8/24/20	0.61%	$1,131,018	$(9,303)
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	8/24/20	0.46%	1,739,311	(15,070)
				$2,870,329	$(24,373)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Biotechnology	$121,664	3.0%
Pharmaceuticals	3,084,433	76.5%
Other**	829,534	20.5%
Total	$4,035,631	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (77.1%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	27,611	$2,194,798
Alamos Gold, Inc. (Metals & Mining)	44,684	473,650
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	47,170	1,518,402
B2Gold Corp. (Metals & Mining)	118,577	818,181
Barrick Gold Corp. (Metals & Mining)	203,323	5,878,069
Coeur Mining, Inc.* (Metals & Mining)	27,851	220,858
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	25,778	305,727
Eldorado Gold Corp.* (Metals & Mining)	19,126	240,796
First Majestic Silver Corp.* (Metals & Mining)	21,093	281,170
Fortuna Silver Mines, Inc.* (Metals & Mining)	21,018	141,241
Franco-Nevada Corp. (Metals & Mining)	21,721	3,472,102
Gold Fields, Ltd.ADR (Metals & Mining)	101,017	1,322,313
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	60,008	387,052
Hecla Mining Co. (Metals & Mining)	60,166	332,116
IAMGOLD Corp.* (Metals & Mining)	53,863	268,238
Kinross Gold Corp.* (Metals & Mining)	143,816	1,347,556
Kirkland Lake Gold, Ltd. (Metals & Mining)	29,486	1,609,936
MAG Silver Corp.* (Metals & Mining)	9,062	153,057
McEwen Mining, Inc.* (Metals & Mining)	35,718	49,291
Newmont Corp. (Metals & Mining)	91,782	6,351,315
Novagold Resources, Inc.* (Metals & Mining)	27,433	250,189
Osisko Gold Royalties, Ltd. (Metals & Mining)	17,206	201,826
Pan American Silver Corp. (Metals & Mining)	24,015	897,200
Pretium Resources, Inc.* (Metals & Mining)	21,201	200,773
Royal Gold, Inc. (Metals & Mining)	7,499	1,049,335
Sandstorm Gold, Ltd.* (Metals & Mining)	21,637	208,148
Seabridge Gold, Inc.*(a) (Metals & Mining)	5,920	115,085
Sibanye Stillwater, Ltd.*ADR (Metals & Mining)	60,877	684,257
SSR Mining, Inc.* (Metals & Mining)	14,094	338,256
Wheaton Precious Metals Corp. (Metals & Mining)	51,263	2,785,119
Yamana Gold, Inc. (Metals & Mining)	108,826	708,457
TOTAL COMMON STOCKS (Cost $13,675,955)		34,804,513

Repurchase Agreements(b)(c) (19.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $8,618,020	$8,618,000	$8,618,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,618,000)		8,618,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	64,473	$64,473
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	306	306
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	1,330	1,330
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	39,891	39,891
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $106,000)		106,000
TOTAL INVESTMENT SECURITIES (Cost $22,399,955)—96.4%		43,528,513
Net other assets (liabilities)—3.6%		1,612,690
NET ASSETS—100.0%		$45,141,203

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $103,032.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $4,476,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 145

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/24/20	0.61%	$9,952,267	$645,685
Dow Jones Precious Metals Index	UBS AG	8/24/20	0.86%	23,065,622	1,270,080
				$33,017,889	$1,915,765

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Metals & Mining	$34,804,513	77.1%
Other**	10,336,690	22.9%
Total	$45,141,203	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (70.0%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	283	$3,407
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,841	25,038
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	415	73,683
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	453	16,145
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	840	24,360
American Tower Corp. (Equity Real Estate Investment Trusts)	1,459	381,367
Americold Realty Trust (Equity Real Estate Investment Trusts)	659	26,591
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	4,709	34,894
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	490	19,022
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	691	6,095
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	463	70,895
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	446	10,735
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	476	42,407
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	561	6,076
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	976	11,234
Camden Property Trust (Equity Real Estate Investment Trusts)	321	29,150
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,103	48,322
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	633	5,691
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	1,584	3,041
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	377	4,509
Corecivic, Inc. (Equity Real Estate Investment Trusts)	394	3,511
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	133	17,164
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	369	9,771
CoStar Group, Inc.* (Professional Services)	130	110,469
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	489	15,022
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,372	228,711
CubeSmart (Equity Real Estate Investment Trusts)	637	18,900
Cushman & Wakefield PLC* (Real Estate Management & Development)	544	5,821
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	379	31,616
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	656	3,031
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	883	141,757
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	783	3,050
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	543	15,823
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,213	48,750
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	129	17,113
EPR Properties (Equity Real Estate Investment Trusts)	255	7,301
Equinix, Inc. (Equity Real Estate Investment Trusts)	291	228,574
Equity Commonwealth (Equity Real Estate Investment Trusts)	401	12,644
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	600	40,992
Equity Residential (Equity Real Estate Investment Trusts)	1,152	61,782
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	215	47,459
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	425	43,920
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	232	17,702
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	419	18,402
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	682	24,695
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	444	13,009
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	719	19,852
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,772	48,358
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	342	13,112
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,321	25,020
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	505	11,903
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	647	1,986
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	1,790	53,378
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	948	26,724
JBG Smith Properties (Equity Real Estate Investment Trusts)	387	11,227
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	170	16,815
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	349	20,336
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,424	15,878
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	284	18,667
Lexington Realty Trust (Equity Real Estate Investment Trusts)	909	10,544
Life Storage, Inc. (Equity Real Estate Investment Trusts)	154	15,112
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	298	4,297

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 147

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,739	$35,006
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,492	3,924
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	376	44,815
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	147	9,114
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	566	20,065
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,368	10,848
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	747	24,188
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	475	6,845
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	628	4,478
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	776	6,418
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	430	4,558
Physicians Realty Trust (Equity Real Estate Investment Trusts)	667	12,033
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	415	6,727
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	220	9,418
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,432	256,380
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	66	9,105
Public Storage (Equity Real Estate Investment Trusts)	495	98,941
Rayonier, Inc. (Equity Real Estate Investment Trusts)	456	12,668
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,131	67,917
Regency Centers Corp. (Equity Real Estate Investment Trusts)	558	22,895
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	705	4,484
Rexford Industrial Realty, Inc.(a) (Equity Real Estate Investment Trusts)	404	18,960
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	544	4,357
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	181	5,796
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	677	9,979
SBA Communications Corp. (Equity Real Estate Investment Trusts)	367	114,335
Service Properties Trust (Equity Real Estate Investment Trusts)	542	3,631
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,007	62,786
SITE Centers Corp. (Equity Real Estate Investment Trusts)	490	3,592
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	252	11,718
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	339	11,682
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	929	13,889
STORE Capital Corp. (Equity Real Estate Investment Trusts)	733	17,365
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	324	48,577
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	710	5,311
Taubman Centers, Inc.(a) (Equity Real Estate Investment Trusts)	203	7,860
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	400	4,252
The Howard Hughes Corp.* (Real Estate Management & Development)	148	7,872
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	405	3,090
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	901	4,892
UDR, Inc. (Equity Real Estate Investment Trusts)	971	35,150
Urban Edge Properties (Equity Real Estate Investment Trusts)	364	3,815
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,228	47,106
VEREIT, Inc. (Equity Real Estate Investment Trusts)	3,548	23,097
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	1,543	33,499
Vornado Realty Trust (Equity Real Estate Investment Trusts)	522	18,019
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	271	6,060
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	396	6,756
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,374	73,591
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,457	68,329
WP Carey, Inc. (Equity Real Estate Investment Trusts)	568	40,538
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	374	2,977
TOTAL COMMON STOCKS (Cost $1,434,441)		3,732,568

Repurchase Agreements(b)(c) (30.4%)

Principal Amount	Value

Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,619,004	$1,619,000	$1,619,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,619,000)		1,619,000

See accompanying notes to the financial statements.

148 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	12,877	$12,877
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	61	61
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	266	266
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	7,968	7,968
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,172)		21,172
TOTAL INVESTMENT SECURITIES (Cost $3,074,613)—100.8%		5,372,740
Net other assets (liabilities)—(0.8)%		(40,603)
NET ASSETS—100.0%		$5,332,137

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $20,073.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $739,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/24/20	0.61%	$832,308	$10,910
Dow Jones U.S. Real Estate Index	UBS AG	8/24/20	0.46%	3,438,141	126,856
				$4,270,449	$137,766

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$3,431,372	64.3%
Mortgage Real Estate Investment Trusts	111,897	2.1%
Professional Services	110,469	2.1%
Real Estate Management & Development	78,830	1.5%
Other**	1,599,569	30.0%
Total	$5,332,137	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 149

Repurchase Agreements(a)(b) (104.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $6,443,015	$6,443,000	$6,443,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,443,000)		6,443,000
TOTAL INVESTMENT SECURITIES (Cost $6,443,000)—104.1%		6,443,000
Net other assets (liabilities)—(4.1)%		(251,049)
NET ASSETS—100.0%		$6,191,951

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $130,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.25%, due 5/15/50	Citibank North America	8/17/20	0.10%	$(4,251,188)	$(167,540)
30-Year U.S. Treasury Bond, 1.25%, due 5/15/50	Societe' Generale	8/17/20	0.15%	(3,441,438)	(114,669)
				$(7,692,626)	$(282,209)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

150 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,868,004	$1,868,000	$1,868,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,868,000)		1,868,000
TOTAL INVESTMENT SECURITIES (Cost $1,868,000)—100.7%		1,868,000
Net other assets (liabilities)—(0.7)%		(12,236)
NET ASSETS—100.0%		$1,855,764

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $84,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 0.625%, due 5/15/30	Citibank North America	8/17/20	0.05%	$(161,313)	$(1,272)
10-Year U.S. Treasury Note, 0.625%, due 5/15/30	Societe' Generale	8/17/20	0.13%	(1,703,863)	(15,611)
				$(1,865,176)	$(16,883)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 151

Repurchase Agreements(a)(b) (95.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $6,980,016	$6,980,000	$6,980,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,980,000)		6,980,000
TOTAL INVESTMENT SECURITIES (Cost $6,980,000)—95.3%		6,980,000
Net other assets (liabilities)—4.7%		345,890
NET ASSETS—100.0%		$7,325,890

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $1,328,000.

As of July 31, 2020, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$451,443	British pound	358,430	8/7/20	$469,130	$(17,687)
U.S. dollar	174,709	Canadian dollar	236,486	8/7/20	176,577	(1,868)
U.S. dollar	2,089,378	Euro	1,843,932	8/7/20	2,172,101	(82,723)
U.S. dollar	134,965	Japanese yen	14,504,514	8/7/20	137,054	(2,089)
U.S. dollar	88,465	Swedish krona	813,030	8/7/20	92,656	(4,191)
U.S. dollar	217,781	Swiss franc	204,181	8/7/20	223,369	(5,588)
Total Short Contracts	$3,156,741				$3,270,887	$(114,146)

As of July 31, 2020, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$849,079	British pound	674,354	8/7/20	$882,625	$(33,546)
U.S. dollar	823,451	Canadian dollar	1,116,029	8/7/20	833,308	(9,857)
U.S. dollar	4,234,050	Euro	3,737,247	8/7/20	4,402,374	(168,324)
U.S. dollar	1,348,941	Japanese yen	144,958,536	8/7/20	1,369,718	(20,777)
U.S. dollar	372,497	Swedish krona	3,426,419	8/7/20	390,487	(17,990)
U.S. dollar	176,916	Swiss franc	165,883	8/7/20	181,472	(4,556)
Total Short Contracts	$7,804,934				$8,059,984	$(255,050)
Long:
British pound	349,850	U.S. dollar	$443,752	8/7/20	$457,900	$14,148
Canadian dollar	447,290	U.S. dollar	331,938	8/7/20	333,979	2,041
Euro	1,938,035	U.S. dollar	2,232,851	8/7/20	2,282,952	50,101
Japanese yen	53,094,494	U.S. dollar	497,182	8/7/20	501,692	4,510
Swedish krona	1,507,398	U.S. dollar	168,485	8/7/20	171,789	3,304
Swiss franc	125,215	U.S. dollar	134,227	8/7/20	136,982	2,755
Total Long Contracts			$3,808,435		$3,885,294	$76,859
			Total unrealized appreciation			$76,859
			Total unrealized (depreciation)			(369,196)
			Total net unrealized appreciation/(depreciation)			$(292,337)

See accompanying notes to the financial statements.

152 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (78.9%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	33,389	$2,585,310
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	11,132	1,278,510
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	27,692	1,781,426
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	12,080	3,826,340
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,764	120,887
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,268	225,231
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,067	292,458
Intel Corp. (Semiconductors & Semiconductor Equipment)	127,934	6,106,290
InterDigital, Inc. (Communications Equipment)	929	55,759
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,685	936,204
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,387	1,654,601
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	20,035	730,676
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,057	548,601
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,413	754,124
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	33,605	1,682,098
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,658	211,296
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,257	333,118
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	18,587	7,891,855
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	8,431	990,895
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	12,388	255,193
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,467	444,296
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	33,990	3,589,684
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,969	109,732
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,320	132,673
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,041	733,869
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,009	445,601
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	27,731	3,537,089
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,281	223,470
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,347	788,700
TOTAL COMMON STOCKS (Cost $17,693,433)		42,265,986

Repurchase Agreements(a)(b) (20.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $11,067,025	$11,067,000	$11,067,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,067,000)		11,067,000
TOTAL INVESTMENT SECURITIES (Cost $28,760,433)—99.6%		53,332,986
Net other assets (liabilities)—0.4%		208,735
NET ASSETS—100.0%		$53,541,721

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $6,900,000.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 153

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/24/20	0.61%	$16,411,296	$63,466
Dow Jones U.S. Semiconductors Index	UBS AG	8/24/20	0.46%	21,571,381	127,087
				$37,982,677	$190,553

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Communications Equipment	$55,759	0.1%
Semiconductors & Semiconductor Equipment	42,210,227	78.8%
Other**	11,275,735	21.1%
Total	$53,541,721	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

154 :: Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (1257.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $34,208,079	$34,208,000	$34,208,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,208,000)		34,208,000
TOTAL INVESTMENT SECURITIES (Cost $34,208,000)—1257.7%		34,208,000
Net other assets (liabilities)—(1157.7)%(c)		(31,488,119)
NET ASSETS—100.0%		$2,719,881

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $5,542,000.
(c)	Amount includes $30,903,506 of Net payable for capital shares redeemed.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/21/20	$(217,955)	$889

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/20	(0.41)%	$(1,490,556)	$(293,286)
Nasdaq-100 Index	UBS AG	8/27/20	(0.26)%	(993,072)	(323,073)
				$(2,483,628)	$(616,359)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 155

Repurchase Agreements(a)(b) (94.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $2,665,006	$2,665,000	$2,665,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,665,000)		2,665,000
TOTAL INVESTMENT SECURITIES (Cost $2,665,000)—94.0%		2,665,000
Net other assets (liabilities)—6.0%		170,762
NET ASSETS—100.0%		$2,835,762

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $693,000.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/24/20	(0.26)%	$(1,032,501)	$17,997
Dow Jones U.S. Oil & Gas Index	UBS AG	8/24/20	0.04%	(1,804,725)	85,779
				$(2,837,226)	$103,776

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

156 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,623,004	$1,623,000	$1,623,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,623,000)		1,623,000
TOTAL INVESTMENT SECURITIES (Cost $1,623,000)—99.6%		1,623,000
Net other assets (liabilities)—0.4%		6,475
NET ASSETS—100.0%		$1,629,475

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $502,000.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/24/20	(0.01)%	$(1,383,112)	$(97,668)
Dow Jones Precious Metals Index	UBS AG	8/24/20	0.14%	(227,985)	(12,602)
				$(1,611,097)	$(110,270)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 157

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,742,004	$1,742,000	$1,742,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,742,000)		1,742,000
TOTAL INVESTMENT SECURITIES (Cost $1,742,000)—100.1%		1,742,000
Net other assets (liabilities)—(0.1)%		(2,024)
NET ASSETS—100.0%		$1,739,976

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $574,000.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/24/20	(0.26)%	$(526,759)	$(15,128)
Dow Jones U.S. Real Estate Index	UBS AG	8/24/20	0.14%	(1,211,313)	(44,849)
				$(1,738,072)	$(59,977)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

158 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (105.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,927,004	$1,927,000	$1,927,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,927,000)		1,927,000
TOTAL INVESTMENT SECURITIES (Cost $1,927,000)—105.0%		1,927,000
Net other assets (liabilities)—(5.0)%		(92,189)
NET ASSETS—100.0%		$1,834,811

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $426,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	9/21/20	$(221,790)	$(2,420)

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/20	0.14%	$(1,140,431)	$(437)
Russell 2000 Index	UBS AG	8/27/20	0.39%	(469,987)	3,320
				$(1,610,418)	$2,883

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 159

Common Stocks (100.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,822	$18,597
8x8, Inc.* (Software)	2,457	39,066
AAON, Inc. (Building Products)	962	56,999
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,125	13,545
Addus Homecare Corp.* (Health Care Providers & Services)	319	30,755
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	907	66,728
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,714	70,702
AeroVironment, Inc.* (Aerospace & Defense)	301	23,041
Agilysys, Inc.* (Software)	478	10,019
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,275	85,386
Alamo Group, Inc. (Machinery)	230	23,715
Alarm.com Holdings, Inc.* (Software)	1,004	70,320
Albany International Corp.—Class A (Machinery)	725	34,858
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	695	8,215
Allegiant Travel Co. (Airlines)	310	34,729
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	684	18,468
American States Water Co. (Water Utilities)	875	67,270
American Vanguard Corp. (Chemicals)	334	4,496
American Woodmark Corp.* (Building Products)	369	29,749
America's Car-Mart, Inc.* (Specialty Retail)	105	9,992
Ameris Bancorp (Banks)	695	16,037
AMERISAFE, Inc. (Insurance)	220	13,961
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	602	33,074
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	408	8,168
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	225	6,662
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	336	12,230
Apogee Enterprises, Inc. (Building Products)	311	6,714
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	524	33,074
Arconic Corp.* (Metals & Mining)	1,138	18,538
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	949	4,005
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	592	5,707
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	584	5,455
Asbury Automotive Group, Inc.* (Specialty Retail)	231	23,135
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	405	11,915
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	813	18,219
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	434	27,168
Balchem Corp. (Chemicals)	765	76,698
BancFirst Corp. (Banks)	230	10,019
Barnes Group, Inc. (Machinery)	695	25,625
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	441	8,979
BioTelemetry, Inc.* (Health Care Providers & Services)	809	34,431
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,413	16,278
Blucora, Inc.* (Capital Markets)	637	7,510
Boot Barn Holdings, Inc.* (Specialty Retail)	683	13,223
Bottomline Technologies, Inc.* (Software)	523	25,240
Brady Corp.—Class A (Commercial Services & Supplies)	780	35,857
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,754	18,996
Brightsphere Investment Group, Inc. (Capital Markets)	902	12,123
Brookline Bancorp, Inc. (Banks)	827	7,935
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,747	95,125
Calavo Growers, Inc. (Food Products)	218	12,594
California Water Service Group (Water Utilities)	775	36,324
Callaway Golf Co. (Leisure Products)	2,231	42,501
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	4,994	5,693
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	837	25,512
Cardtronics PLC*—Class A (IT Services)	564	12,594
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,112	20,038
Carpenter Technology Corp. (Metals & Mining)	623	13,930
Cavco Industries, Inc.* (Household Durables)	205	41,068
Central Pacific Financial Corp. (Banks)	353	5,493
Century Communities, Inc.* (Household Durables)	324	11,541
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	282	11,336
Chart Industries, Inc.* (Machinery)	493	33,785
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	395	6,284
CIRCOR International, Inc.* (Machinery)	474	12,428
City Holding Co. (Banks)	229	14,303
Cleveland-Cliffs, Inc. (Metals & Mining)	5,295	27,429
Coca-Cola Consolidated, Inc. (Beverages)	111	25,481
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	993	89,479
Coherus Biosciences, Inc.* (Biotechnology)	1,041	18,311
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	445	8,379
Comfort Systems USA, Inc. (Construction & Engineering)	596	29,627
Community Bank System, Inc. (Banks)	703	39,530
Community Health Systems, Inc.* (Health Care Providers & Services)	2,840	14,143
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	489	22,362
Comtech Telecommunications Corp. (Communications Equipment)	587	9,639

See accompanying notes to the financial statements.

160 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
CONMED Corp. (Health Care Equipment & Supplies)	676	$55,797
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,445	36,553
Core Laboratories N.V. (Energy Equipment & Services)	411	8,767
CorVel Corp.* (Health Care Providers & Services)	209	16,613
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,596	57,361
CryoLife, Inc.* (Health Care Equipment & Supplies)	493	9,569
CSG Systems International, Inc. (IT Services)	783	32,988
CTS Corp. (Electronic Equipment, Instruments & Components)	414	8,222
Cubic Corp. (Aerospace & Defense)	377	15,834
Cutera, Inc.* (Health Care Equipment & Supplies)	416	5,920
CVB Financial Corp. (Banks)	1,465	26,473
Cytokinetics, Inc.* (Biotechnology)	870	18,809
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	642	7,922
Deluxe Corp. (Commercial Services & Supplies)	446	12,591
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,840	12,825
Digi International, Inc.* (Communications Equipment)	689	8,351
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	389	17,672
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	987	50,781
DMC Global, Inc.(a) (Machinery)	349	10,254
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	178	1,520
Dorman Products, Inc.* (Auto Components)	370	30,248
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	259	3,846
Eagle Pharmaceuticals, Inc.* (Biotechnology)	237	10,994
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	996	24,352
Ebix, Inc. (Software)	360	7,940
eHealth, Inc.* (Insurance)	606	41,899
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	248	4,900
Enanta Pharmaceuticals, Inc.* (Biotechnology)	382	17,515
Encore Wire Corp. (Electrical Equipment)	287	14,405
Enerpac Tool Group Corp. (Machinery)	581	10,981
Enova International, Inc.* (Consumer Finance)	714	11,488
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	149	11,106
ESCO Technologies, Inc. (Machinery)	617	53,025
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,181	35,115
EVERTEC, Inc. (IT Services)	1,414	43,905
ExlService Holdings, Inc.* (IT Services)	813	52,081
Exponent, Inc. (Professional Services)	1,221	102,637
Extreme Networks, Inc.* (Communications Equipment)	2,856	12,995
Fabrinet* (Electronic Equipment, Instruments & Components)	870	63,189
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	214	12,804
Federal Signal Corp. (Machinery)	1,428	44,139
First Bancorp/Puerto Rico (Banks)	2,436	13,252
First Commonwealth Financial Corp. (Banks)	1,305	10,270
First Hawaiian, Inc. (Banks)	1,052	18,284
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	476	14,937
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,806	52,085
Forrester Research, Inc.* (Professional Services)	142	4,986
Forward Air Corp. (Air Freight & Logistics)	662	34,417
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	220	3,021
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	983	24,772
Fox Factory Holding Corp.* (Auto Components)	972	86,507
Franklin Electric Co., Inc. (Machinery)	907	49,023
Gentherm, Inc.* (Auto Components)	371	14,384
Geospace Technologies Corp.* (Energy Equipment & Services)	327	2,469
Getty Realty Corp. (Equity Real Estate Investment Trusts)	431	12,771
Gibraltar Industries, Inc.* (Building Products)	547	28,291
Glaukos Corp.* (Health Care Equipment & Supplies)	943	41,209
Glu Mobile, Inc.* (Entertainment)	3,122	29,472
GMS, Inc.* (Trading Companies & Distributors)	553	12,957
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,312	8,908
Greenhill & Co., Inc. (Capital Markets)	159	1,905
Griffon Corp. (Building Products)	1,024	23,419
H.B. Fuller Co. (Chemicals)	695	31,511
Hanger, Inc.* (Health Care Providers & Services)	895	15,627
Harmonic, Inc.* (Communications Equipment)	2,295	12,806
Harsco Corp.* (Machinery)	899	14,348
Haynes International, Inc. (Metals & Mining)	137	2,515
HealthStream, Inc.* (Health Care Technology)	394	8,650
Heartland Express, Inc. (Road & Rail)	517	10,487
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,383	14,174
Heska Corp.* (Health Care Equipment & Supplies)	103	9,911
Hibbett Sports, Inc.* (Specialty Retail)	208	4,824
HMS Holdings Corp.* (Health Care Technology)	1,151	37,408
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	541	17,756
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,283	14,755
Independent Bank Corp. (Banks)	507	32,712
Independent Bank Group, Inc. (Banks)	241	10,587
Innospec, Inc. (Chemicals)	582	43,749
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	506	52,739
Innoviva, Inc.* (Pharmaceuticals)	1,585	21,469

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 161

Common Stocks, continued

	Shares	Value
Inogen, Inc.* (Health Care Equipment & Supplies)	268	$8,228
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	425	21,182
Installed Building Products, Inc.* (Household Durables)	501	39,634
Inter Parfums, Inc. (Personal Products)	418	17,092
Interface, Inc. (Commercial Services & Supplies)	906	7,230
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	223	16,123
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,114	30,512
iRobot Corp.* (Household Durables)	290	21,080
Itron, Inc.* (Electronic Equipment, Instruments & Components)	847	58,917
J & J Snack Foods Corp. (Food Products)	352	43,342
James River Group Holdings, Ltd. (Insurance)	471	21,817
John B. Sanfilippo & Son, Inc. (Food Products)	212	18,692
John Bean Technologies Corp. (Machinery)	750	70,320
Kaiser Aluminum Corp. (Metals & Mining)	235	14,558
Kinsale Capital Group, Inc. (Insurance)	490	95,501
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,470	22,432
Koppers Holdings, Inc.* (Chemicals)	498	12,535
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	741	17,562
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	861	11,606
La-Z-Boy, Inc. (Household Durables)	524	14,913
LCI Industries (Auto Components)	596	74,977
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	392	11,497
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,211	37,247
LGI Homes, Inc.* (Household Durables)	517	58,994
Lindsay Corp. (Machinery)	116	11,249
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	325	1,674
Lithia Motors, Inc.—Class A (Specialty Retail)	526	120,532
LivePerson, Inc.* (Software)	1,461	62,794
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	494	18,352
M.D.C. Holdings, Inc. (Household Durables)	1,194	53,527
M/I Homes, Inc.* (Household Durables)	360	14,987
ManTech International Corp.—Class A (IT Services)	644	44,810
Marcus & Millichap, Inc.* (Real Estate Management & Development)	284	7,736
Marten Transport, Ltd. (Road & Rail)	537	14,295
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,602	22,586
Materion Corp. (Metals & Mining)	268	15,389
MAX Holdings, Inc. (Real Estate Management & Development)	304	9,840
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	701	17,770
Medifast, Inc. (Personal Products)	279	46,629
Medpace Holdings* (Life Sciences Tools & Services)	638	76,145
Mercer International, Inc. (Paper & Forest Products)	510	3,800
Meritage Homes Corp.* (Household Durables)	478	47,408
Meritor, Inc.* (Machinery)	925	21,044
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	58	13,743
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	754	14,070
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	606	17,089
MGP Ingredients, Inc. (Beverages)	137	4,969
MicroStrategy, Inc.*—Class A (Software)	103	12,764
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,702	50,192
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	173	6,261
Monro, Inc. (Specialty Retail)	443	24,941
Moog, Inc.—Class A (Aerospace & Defense)	348	18,695
Mueller Industries, Inc. (Machinery)	887	24,801
MYR Group, Inc.* (Construction & Engineering)	185	6,784
National Bank Holdings Corp. (Banks)	521	14,473
National Beverage Corp.*(a) (Beverages)	131	8,404
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	839	25,858
Natus Medical, Inc.* (Health Care Equipment & Supplies)	424	7,878
NBT Bancorp, Inc. (Banks)	527	15,699
Neenah, Inc. (Paper & Forest Products)	184	8,208
Neogen Corp.* (Health Care Equipment & Supplies)	801	61,492
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,602	99,475
Newpark Resources, Inc.* (Energy Equipment & Services)	1,093	2,066
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	389	14,871
NextGen Healthcare, Inc.* (Health Care Technology)	627	9,167
NIC, Inc. (IT Services)	1,587	34,787
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	2,009	31,180
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	486	4,670
Northwest Natural Holding Co. (Gas Utilities)	363	19,417
Omnicell, Inc.* (Health Care Technology)	637	44,774
OneSpan, Inc.* (Software)	775	24,134
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	620	23,448
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	201	6,173
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	395	28,029
Pacira BioSciences, Inc.* (Pharmaceuticals)	680	35,775
Palomar Holdings, Inc.* (Insurance)	418	38,180
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	923	6,839
Park National Corp. (Banks)	124	10,634
Patrick Industries, Inc. (Building Products)	524	33,510

See accompanying notes to the financial statements.

162 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	110	$4,807
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,157	16,499
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	420	10,324
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	323	3,201
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,366	44,599
Perdoceo Education Corp.* (Diversified Consumer Services)	720	10,368
Perficient, Inc.* (IT Services)	783	30,701
PetMed Express, Inc.(a) (Internet & Direct Marketing Retail)	248	7,738
Piper Sandler Cos. (Capital Markets)	162	10,029
Plexus Corp.* (Electronic Equipment, Instruments & Components)	692	51,409
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	707	86,276
PRA Group, Inc.* (Consumer Finance)	507	20,057
Preferred Bank (Banks)	319	11,883
PriceSmart, Inc. (Food & Staples Retailing)	231	15,100
Progress Software Corp. (Software)	1,062	37,021
Proto Labs, Inc.* (Machinery)	401	48,168
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,703	3,973
QuinStreet, Inc.* (Interactive Media & Services)	1,111	12,971
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,699	1,920
RadNet, Inc.* (Health Care Providers & Services)	992	15,763
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,423	21,003
Raven Industries, Inc. (Industrial Conglomerates)	851	18,390
Regenxbio, Inc.* (Biotechnology)	750	24,825
Rent-A-Center, Inc. (Specialty Retail)	1,146	33,141
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,518	16,501
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,145	13,642
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	63	4,293
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,426	1,569
Rogers Corp.* (Electronic Equipment, Instruments & Components)	444	52,920
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	488	3,267
Safehold, Inc. (Equity Real Estate Investment Trusts)	313	15,785
Safety Insurance Group, Inc. (Insurance)	167	12,637
Saia, Inc.* (Road & Rail)	618	73,820
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	160	4,914
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	740	24,072
Seacoast Banking Corp.* (Banks)	711	13,424
SEACOR Holdings, Inc.* (Energy Equipment & Services)	225	6,543
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,326	25,247
ServisFirst Bancshares, Inc. (Banks)	1,095	40,066
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	833	40,443
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	621	31,218
Shutterstock, Inc. (Internet & Direct Marketing Retail)	456	24,779
Simpson Manufacturing Co., Inc. (Building Products)	936	90,380
Simulations Plus, Inc. (Health Care Technology)	289	20,346
SITE Centers Corp. (Equity Real Estate Investment Trusts)	919	6,736
Sleep Number Corp.* (Specialty Retail)	655	30,458
South Jersey Industries, Inc. (Gas Utilities)	1,448	33,782
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,148	3,433
SPS Commerce, Inc.* (Software)	828	62,241
SPX Corp.* (Machinery)	1,056	44,352
SPX FLOW, Inc.* (Machinery)	1,010	40,481
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	214	55,699
Stepan Co. (Chemicals)	260	28,392
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,813	38,399
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	696	15,496
Surmodics, Inc.* (Health Care Equipment & Supplies)	177	8,370
Sykes Enterprises, Inc.* (IT Services)	474	13,016
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	189	10,622
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	246	10,081
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	485	3,303
TechTarget, Inc.* (Media)	542	19,669
Tennant Co. (Machinery)	438	29,180
The Buckle, Inc. (Specialty Retail)	429	6,877
The E.W. Scripps Co.—Class A (Media)	615	6,999
The Ensign Group, Inc. (Health Care Providers & Services)	728	33,481
The Pennant Group, Inc.* (Health Care Providers & Services)	622	15,587
The St Joe Co.* (Real Estate Management & Development)	741	15,272
Tivity Health, Inc.* (Health Care Providers & Services)	1	13
Tompkins Financial Corp. (Banks)	163	10,518
Tredegar Corp. (Chemicals)	341	5,415
Triumph Bancorp, Inc.* (Banks)	369	9,668
Triumph Group, Inc. (Aerospace & Defense)	1,233	8,360
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,195	6,919
TTEC Holdings, Inc. (IT Services)	418	19,838
U.S. Ecology, Inc. (Commercial Services & Supplies)	289	10,023

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 163

Common Stocks, continued

	Shares	Value
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	304	$25,250
UFP Industries, Inc. (Building Products)	1,450	84,419
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	945	28,435
UniFirst Corp. (Commercial Services & Supplies)	363	67,692
United Community Banks, Inc. (Banks)	1,300	23,309
Universal Electronics, Inc.* (Household Durables)	327	15,065
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	301	20,944
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	450	4,415
Vanda Pharmaceuticals, Inc.* (Biotechnology)	734	7,399
Varex Imaging Corp.* (Health Care Equipment & Supplies)	557	8,734
Vector Group, Ltd. (Tobacco)	1,816	16,017
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,174	15,872
Veritex Holdings, Inc. (Banks)	545	9,112
Viad Corp. (Commercial Services & Supplies)	291	4,208
Viavi Solutions, Inc.* (Communications Equipment)	5,405	74,750
Vicor Corp.* (Electrical Equipment)	438	35,683
Virtus Investment Partners, Inc. (Capital Markets)	171	23,243
Virtusa Corp.* (IT Services)	714	28,988
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,460	29,397
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	684	34,480
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	936	20,929
Watts Water Technologies, Inc.—Class A (Machinery)	652	54,696
WD-40 Co. (Household Products)	323	63,486
Westamerica Bancorp (Banks)	345	20,824
Wingstop, Inc. (Hotels, Restaurants & Leisure)	701	109,532
Winnebago Industries, Inc. (Automobiles)	798	48,207
Xencor, Inc.* (Biotechnology)	670	20,160
Xperi Holding Corp. (Software)	2,728	50,304
YETI Holdings, Inc.* (Leisure Products)	1,587	77,588
Zumiez, Inc.* (Specialty Retail)	477	11,019
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	363	6,941
TOTAL COMMON STOCKS (Cost $5,929,369)		8,666,126

Collateral for Securities Loaned(b) (0.4%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(c)	23,321	23,321
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(c)	110	110
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(c)	481	481
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(c)	14,430	14,430
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $38,342)		38,342
TOTAL INVESTMENT SECURITIES (Cost $5,967,711)—100.6%		8,704,468
Net other assets (liabilities)—(0.6)%		(54,640)
NET ASSETS—100.0%		$8,649,828

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $36,143.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

See accompanying notes to the financial statements.

164 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Small-Cap Growth ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$136,632	1.6%
Air Freight & Logistics	34,417	0.4%
Airlines	34,729	0.4%
Auto Components	206,116	2.4%
Automobiles	48,207	0.6%
Banks	384,505	4.4%
Beverages	38,854	0.5%
Biotechnology	171,638	2.0%
Building Products	353,480	4.1%
Capital Markets	54,810	0.6%
Chemicals	202,797	2.3%
Commercial Services & Supplies	139,520	1.6%
Communications Equipment	118,541	1.4%
Construction & Engineering	36,411	0.4%
Consumer Finance	31,545	0.4%
Diversified Consumer Services	10,368	0.1%
Diversified Telecommunication Services	149,389	1.7%
Electrical Equipment	50,088	0.6%
Electronic Equipment, Instruments & Components	406,001	4.7%
Energy Equipment & Services	34,019	0.4%
Entertainment	29,472	0.3%
Equity Real Estate Investment Trusts	538,423	6.2%
Food & Staples Retailing	15,100	0.2%
Food Products	74,628	0.9%
Gas Utilities	53,199	0.6%
Health Care Equipment & Supplies	301,148	3.5%
Health Care Providers & Services	259,984	3.0%
Health Care Technology	130,967	1.5%
Hotels, Restaurants & Leisure	212,559	2.5%
Household Durables	318,217	3.7%
Household Products	63,486	0.7%
Industrial Conglomerates	18,390	0.2%
Insurance	223,995	2.6%
Interactive Media & Services	12,971	0.2%
Internet & Direct Marketing Retail	89,890	1.0%
IT Services	313,708	3.6%
Leisure Products	120,089	1.4%
Life Sciences Tools & Services	175,620	2.0%
Machinery	656,471	7.7%
Media	26,668	0.3%
Metals & Mining	92,359	1.1%
Mortgage Real Estate Investment Trusts	58,962	0.7%
Oil, Gas & Consumable Fuels	69,476	0.8%
Paper & Forest Products	36,080	0.4%
Personal Products	63,721	0.7%
Pharmaceuticals	124,123	1.4%
Professional Services	107,623	1.2%
Real Estate Management & Development	67,963	0.8%
Road & Rail	98,602	1.1%
Semiconductors & Semiconductor Equipment	538,641	6.2%
Software	401,843	4.6%
Specialty Retail	278,142	3.2%
Technology Hardware, Storage & Peripherals	31,422	0.4%
Textiles, Apparel & Luxury Goods	95,760	1.1%
Thrifts & Mortgage Finance	124,476	1.4%
Tobacco	16,017	0.2%
Trading Companies & Distributors	49,052	0.6%
Water Utilities	103,594	1.2%
Wireless Telecommunication Services	31,218	0.4%
Other**	(16,298)	(0.2)%
Total	$8,649,828	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 165

Common Stocks (49.1%)

	Percentage of Net Assets	Shares	Value
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.1%	89	$3,832
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.1%	121	4,845
Blackline, Inc.* (Software)	0.1%	44	3,912
Blueprint Medicines Corp.* (Biotechnology)	0.1%	48	3,512
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	64	3,485
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	0.1%	26	3,920
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	0.1%	120	3,726
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.1%	34	4,709
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	0.1%	38	3,423
Darling Ingredients, Inc.* (Food Products)	0.1%	142	3,965
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.2%	25	5,230
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.1%	34	4,510
Emergent BioSolutions, Inc.* (Biotechnology)	0.1%	39	4,337
Envestnet, Inc.* (Software)	0.1%	47	3,816
Essent Group, Ltd. (Thrifts & Mortgage Finance)	0.1%	96	3,439
Exponent, Inc. (Professional Services)	0.1%	45	3,782
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	119	3,487
Helen of Troy, Ltd.* (Household Durables)	0.1%	22	4,141
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	88	4,464
Kinsale Capital Group, Inc. (Insurance)	0.1%	18	3,507
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.1%	119	3,700
LHC Group, Inc.* (Health Care Providers & Services)	0.2%	27	5,267
Lithia Motors, Inc.—Class A (Specialty Retail)	0.1%	19	4,355
MAXIMUS, Inc. (IT Services)	0.1%	54	4,008
Mirati Therapeutics, Inc.*(Biotechnology)	0.1%	32	3,881
Myokardia, Inc.* (Pharmaceuticals)	0.1%	44	3,965
Neogen Corp.* (Health Care Equipment & Supplies)	0.1%	47	3,607
NeoGenomics, Inc.* (Life Sciences Tools & Services)	0.1%	92	3,518
Nevro Corp.* (Health Care Equipment & Supplies)	0.1%	30	3,988
Novavax, Inc.* (Biotechnology)	0.2%	51	7,297
ONE Gas, Inc. (Gas Utilities)	0.1%	46	3,483
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	0.1%	118	3,994
Portland General Electric Co. (Electric Utilities)	0.1%	80	3,529
Q2 Holdings, Inc.* (Software)	0.1%	44	4,138
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	0.1%	53	3,813
Qualys, Inc.* (Software)	0.1%	30	3,704
Redfin Corp.* (Real Estate Management & Development)	0.1%	85	3,533
RH* (Specialty Retail)	0.1%	15	4,311
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	38	3,819
Simpson Manufacturing Co., Inc. (Building Products)	0.1%	39	3,766
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	0.1%	37	4,737
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	0.1%	132	4,303
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	0.1%	15	3,904
Sunrun, Inc.* (Electrical Equipment)	0.1%	103	3,779
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	0.1%	59	3,585
Tetra Tech, Inc. (Commercial Services & Supplies)	0.1%	48	4,255
TopBuild Corp.* (Household Durables)	0.1%	29	3,825
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	0.1%	50	3,907
Wingstop, Inc. (Hotels, Restaurants & Leisure)	0.1%	26	4,063
Other Common Stocks(a)	43.0%	79,779	1,404,412
TOTAL COMMON STOCKS (Cost $1,146,942)			1,602,488

See accompanying notes to the financial statements.

166 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2020

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (50.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,655,004	$1,655,000	$1,655,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,655,000)		1,655,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	11,661	$11,661
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	55	55
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	241	241
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	7,215	7,215
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,172)		19,172
TOTAL INVESTMENT SECURITIES (Cost $2,821,114)—100.3%		3,276,660
Net other assets (liabilities)—(0.3)%		(10,052)
NET ASSETS—100.0%		$3,266,608

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2020, this security represented 0.00% of the net assets of the ProFund.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $17,280.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $291,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	9/21/20	$295,720	$3,964

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/20	0.36%	$443,211	$(1,238)
Russell 2000 Index	UBS AG	8/27/20	0.11%	926,133	9,570
				$1,369,344	$8,332

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 167

Small-Cap ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$12,916	0.4%
Air Freight & Logistics	6,024	0.2%
Airlines	4,260	0.1%
Auto Components	20,914	0.6%
Automobiles	1,691	0.1%
Banks	123,484	3.8%
Beverages	4,685	0.1%
Biotechnology	161,221	4.9%
Building Products	26,343	0.8%
Capital Markets	24,075	0.7%
Chemicals	27,340	0.8%
Commercial Services & Supplies	34,610	1.1%
Communications Equipment	16,334	0.5%
Construction & Engineering	20,926	0.6%
Construction Materials	2,280	0.1%
Consumer Finance	11,008	0.3%
Containers & Packaging	3,391	0.1%
Distributors	1,277	NM
Diversified Consumer Services	12,115	0.4%
Diversified Financial Services	3,599	0.1%
Diversified Telecommunication Services	14,146	0.4%
Electric Utilities	12,782	0.4%
Electrical Equipment	16,933	0.5%
Electronic Equipment, Instruments & Components	38,371	1.2%
Energy Equipment & Services	11,182	0.3%
Entertainment	4,752	0.1%
Equity Real Estate Investment Trusts	99,111	3.0%
Food & Staples Retailing	13,868	0.4%
Food Products	23,060	0.7%
Gas Utilities	18,243	0.6%
Health Care Equipment & Supplies	58,133	1.8%
Health Care Providers & Services	40,311	1.2%
Health Care Technology	18,319	0.6%
Hotels, Restaurants & Leisure	45,696	1.4%
Household Durables	37,166	1.1%
Household Products	4,086	0.1%
Independent Power and Renewable Electricity Producers	5,393	0.2%
Industrial Conglomerates	670	NM
Insurance	38,288	1.2%
Interactive Media & Services	6,852	0.2%
Internet & Direct Marketing Retail	13,021	0.4%
IT Services	32,965	1.0%
Leisure Products	11,773	0.4%
Life Sciences Tools & Services	12,098	0.4%
Machinery	59,824	1.8%
Marine	1,934	0.1%
Media	13,688	0.4%
Metals & Mining	24,402	0.7%
Mortgage Real Estate Investment Trusts	21,618	0.7%
Multiline Retail	3,214	0.1%
Multi-Utilities	8,524	0.3%
Oil, Gas & Consumable Fuels	24,739	0.8%
Paper & Forest Products	8,890	0.3%
Personal Products	6,071	0.2%
Pharmaceuticals	30,047	0.9%
Professional Services	21,191	0.6%
Real Estate Management & Development	12,762	0.4%
Road & Rail	9,583	0.3%
Semiconductors & Semiconductor Equipment	48,098	1.5%
Software	89,991	2.8%
Specialty Retail	41,434	1.3%
Technology Hardware, Storage & Peripherals	3,162	0.1%
Textiles, Apparel & Luxury Goods	13,441	0.4%
Thrifts & Mortgage Finance	27,861	0.9%
Tobacco	2,198	0.1%
Trading Companies & Distributors	22,747	0.7%
Water Utilities	8,323	0.3%
Wireless Telecommunication Services	3,034	0.1%
Other **	1,664,120	50.9%
Total	$3,266,608	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

168 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (99.8%)

	Shares	Value
AAR Corp. (Aerospace & Defense)	493	$8,489
Abercrombie & Fitch Co.—Class A (Specialty Retail)	922	8,879
ABM Industries, Inc. (Commercial Services & Supplies)	997	35,792
Acadia Realty Trust (Equity Real Estate Investment Trusts)	578	6,959
ADTRAN, Inc. (Communications Equipment)	717	8,905
AdvanSix, Inc.* (Chemicals)	417	5,192
Aegion Corp.* (Construction & Engineering)	458	7,062
AeroVironment, Inc.* (Aerospace & Defense)	134	10,258
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	577	6,820
Allegiance Bancshares, Inc. (Banks)	280	6,829
Allscripts Healthcare Solutions, Inc.*(Health Care Technology)	2,428	21,851
AMAG Pharmaceuticals, Inc.*(Biotechnology)	510	4,873
Ambac Financial Group, Inc.* (Insurance)	682	8,730
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	286	7,722
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,689	11,924
American Equity Investment Life Holding Co. (Insurance)	1,366	34,765
American Public Education, Inc.* (Diversified Consumer Services)	221	6,433
American Vanguard Corp. (Chemicals)	186	2,504
America's Car-Mart, Inc.* (Specialty Retail)	25	2,379
Ameris Bancorp (Banks)	535	12,345
AMERISAFE, Inc. (Insurance)	151	9,582
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	323	17,746
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	245	4,905
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	561	4,634
Apogee Enterprises, Inc. (Building Products)	197	4,253
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,138	19,884
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	247	15,591
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	287	4,078
ArcBest Corp. (Road & Rail)	378	11,487
Archrock, Inc. (Energy Equipment & Services)	1,917	12,767
Arconic Corp.* (Metals & Mining)	717	11,680
Arcosa, Inc. (Construction & Engineering)	721	30,442
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	570	2,405
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	475	4,579
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	597	5,576
Asbury Automotive Group, Inc.* (Specialty Retail)	142	14,221
Astec Industries, Inc. (Machinery)	339	15,082
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	390	20,311
ATN International, Inc. (Diversified Telecommunication Services)	164	9,451
Avista Corp. (Multi-Utilities)	1,007	37,390
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	234	6,884
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	263	5,894
AZZ, Inc. (Electrical Equipment)	391	12,347
B&G Foods, Inc.(a)—Class A (Food Products)	958	27,696
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	161	10,079
Banc of California, Inc. (Banks)	660	7,075
BancFirst Corp. (Banks)	123	5,358
Banner Corp. (Banks)	524	18,565
Barnes & Noble Education, Inc.* (Specialty Retail)	574	1,217
Barnes Group, Inc. (Machinery)	269	9,918
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	1,891	20,460
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	151	1,842
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	265	5,395
Berkshire Hills Bancorp, Inc. (Banks)	644	6,414
Big Lots, Inc. (Multiline Retail)	587	23,093
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	334	6,700
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	418	4,815
Blucora, Inc.* (Capital Markets)	315	3,714
Boise Cascade Co. (Paper & Forest Products)	586	27,302
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	279	5,075
Boston Private Financial Holdings, Inc. (Banks)	1,219	7,174
Bottomline Technologies, Inc.* (Software)	236	11,389
Brady Corp.—Class A (Commercial Services & Supplies)	230	10,573
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,567	16,971
Brightsphere Investment Group, Inc. (Capital Markets)	363	4,879
Brinker International, Inc. (Hotels, Restaurants & Leisure)	670	18,017
Bristow Group, Inc.* (Energy Equipment & Services)	102	1,633
Brookline Bancorp, Inc. (Banks)	660	6,333
Cadence Bancorp (Banks)	1,879	14,675
CalAmp Corp.* (Communications Equipment)	512	4,035
Calavo Growers, Inc. (Food Products)	109	6,297
Caleres, Inc. (Specialty Retail)	600	3,786
California Water Service Group (Water Utilities)	238	11,155
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,786	3,176
Cal-Maine Foods, Inc.* (Food Products)	452	19,863
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,232	33,435

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 169

Common Stocks, continued

	Shares	Value
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,438	$8,844
Cardtronics PLC*—Class A (IT Services)	184	4,109
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	728	13,119
Carpenter Technology Corp. (Metals & Mining)	320	7,155
Central Garden & Pet Co.* (Household Products)	145	5,490
Central Garden & Pet Co.*—Class A (Household Products)	586	20,305
Central Pacific Financial Corp. (Banks)	199	3,096
Century Aluminum Co.* (Metals & Mining)	750	6,533
Century Communities, Inc.* (Household Durables)	223	7,943
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	152	6,110
Chart Industries, Inc.* (Machinery)	216	14,802
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	699	3,642
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	461	5,315
Chico's FAS, Inc. (Specialty Retail)	1,798	2,283
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	754	11,318
City Holding Co. (Banks)	97	6,059
Clearwater Paper Corp.* (Paper & Forest Products)	246	9,082
Cleveland-Cliffs, Inc. (Metals & Mining)	2,619	13,567
Coherus Biosciences, Inc.* (Biotechnology)	252	4,433
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	342	6,440
Columbia Banking System, Inc. (Banks)	1,070	30,956
Comfort Systems USA, Inc. (Construction & Engineering)	171	8,500
Community Bank System, Inc. (Banks)	336	18,893
Computer Programs & Systems, Inc. (Health Care Technology)	189	4,665
Conn's, Inc.* (Specialty Retail)	285	2,839
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	387	2,276
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,091	7,964
Cooper Tire & Rubber Co. (Auto Components)	750	23,295
Cooper-Standard Holding, Inc.* (Auto Components)	251	2,688
Core Laboratories N.V. (Energy Equipment & Services)	406	8,660
Core-Mark Holding Co., Inc. (Distributors)	674	17,874
Covetrus, Inc.* (Health Care Providers & Services)	1,457	32,286
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	559	3,625
CryoLife, Inc.* (Health Care Equipment & Supplies)	251	4,872
CTS Corp. (Electronic Equipment, Instruments & Components)	222	4,409
Cubic Corp. (Aerospace & Defense)	229	9,618
Customers Bancorp, Inc.* (Banks)	434	5,143
CVB Financial Corp. (Banks)	1,002	18,106
Cytokinetics, Inc.* (Biotechnology)	449	9,707
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	557	2,323
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	303	3,739
Deluxe Corp. (Commercial Services & Supplies)	343	9,683
Designer Brands, Inc. (Specialty Retail)	810	4,787
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,975	13,745
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	429	5,039
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	3,552	13,835
Donnelley Financial Solutions, Inc.* (Capital Markets)	459	3,970
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	295	2,519
Dorman Products, Inc.* (Auto Components)	201	16,432
Dril-Quip, Inc.* (Energy Equipment & Services)	524	17,443
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	185	2,747
DXP Enterprises, Inc.* (Trading Companies & Distributors)	239	4,034
Eagle Bancorp, Inc. (Banks)	481	14,468
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	493	12,054
Ebix, Inc. (Software)	108	2,382
Echo Global Logistics, Inc.* (Air Freight & Logistics)	397	9,951
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	138	2,727
Employers Holdings, Inc. (Insurance)	453	14,732
Encore Capital Group, Inc.* (Consumer Finance)	416	15,196
Encore Wire Corp. (Electrical Equipment)	126	6,324
Endo International PLC* (Pharmaceuticals)	3,053	10,624
Enerpac Tool Group Corp. (Machinery)	429	8,108
EnPro Industries, Inc. (Machinery)	305	14,558
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	111	8,274
Ethan Allen Interiors, Inc. (Household Durables)	344	4,073
Express, Inc.* (Specialty Retail)	960	970
Exterran Corp.* (Energy Equipment & Services)	414	2,058
EZCORP, Inc.*—Class A (Consumer Finance)	777	4,444
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	130	7,778
Ferro Corp.* (Chemicals)	1,228	14,355
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	300	1,944
First Bancorp/Puerto Rico (Banks)	1,726	9,389
First Commonwealth Financial Corp. (Banks)	645	5,076
First Financial Bancorp (Banks)	1,466	20,399
First Hawaiian, Inc. (Banks)	1,289	22,403
First Midwest Bancorp, Inc. (Banks)	1,706	20,702

See accompanying notes to the financial statements.

170 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	217	$6,809
Forrester Research, Inc.* (Professional Services)	70	2,458
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	692	2,291
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	128	1,757
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	431	10,861
Franklin Financial Network, Inc. (Banks)	205	5,412
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,600	8,400
Fresh Del Monte Produce, Inc. (Food Products)	449	10,138
FutureFuel Corp. (Chemicals)	386	5,087
GameStop Corp.*(a)—Class A (Specialty Retail)	966	3,874
Gannett Co., Inc.* (Media)	1,972	2,919
Garrett Motion, Inc.* (Auto Components)	1,128	6,633
GCP Applied Technologies, Inc.* (Chemicals)	804	18,347
Genesco, Inc.* (Specialty Retail)	209	3,250
Gentherm, Inc.* (Auto Components)	251	9,731
Getty Realty Corp. (Equity Real Estate Investment Trusts)	240	7,111
Gibraltar Industries, Inc.* (Building Products)	141	7,293
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	644	6,369
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,337	22,261
GMS, Inc.* (Trading Companies & Distributors)	283	6,631
Granite Construction, Inc. (Construction & Engineering)	698	11,838
Great Western Bancorp, Inc. (Banks)	821	10,673
Green Dot Corp.*—Class A (Consumer Finance)	727	36,853
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	498	6,439
Greenhill & Co., Inc. (Capital Markets)	121	1,450
Group 1 Automotive, Inc. (Specialty Retail)	252	21,172
Guess?, Inc. (Specialty Retail)	656	6,783
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,169	2,191
H.B. Fuller Co. (Chemicals)	331	15,008
Hanmi Financial Corp. (Banks)	457	4,218
Harsco Corp.* (Machinery)	615	9,815
Haverty Furniture Cos., Inc. (Specialty Retail)	256	3,640
Hawaiian Holdings, Inc. (Airlines)	685	8,145
Hawkins, Inc. (Chemicals)	141	7,266
Haynes International, Inc. (Metals & Mining)	102	1,873
HCI Group, Inc. (Insurance)	96	4,284
HealthStream, Inc.* (Health Care Technology)	129	2,832
Heartland Express, Inc. (Road & Rail)	367	7,445
Heidrick & Struggles International, Inc. (Professional Services)	287	5,806
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,605	28,616
Heritage Financial Corp. (Banks)	535	10,120
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	537	2,556
Heska Corp.* (Health Care Equipment & Supplies)	64	6,158
Hibbett Sports, Inc.* (Specialty Retail)	116	2,690
Hillenbrand, Inc. (Machinery)	1,116	32,622
HMS Holdings Corp.* (Health Care Technology)	595	19,338
HomeStreet, Inc. (Thrifts & Mortgage Finance)	349	9,228
Hope Bancorp, Inc. (Banks)	1,839	15,503
Horace Mann Educators Corp. (Insurance)	619	23,262
Hub Group, Inc.*—Class A (Air Freight & Logistics)	500	26,450
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	608	6,992
Independent Bank Corp. (Banks)	173	11,162
Independent Bank Group, Inc. (Banks)	393	17,264
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	974	20,561
Inogen, Inc.* (Health Care Equipment & Supplies)	106	3,254
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	257	12,809
Insteel Industries, Inc. (Building Products)	273	5,089
Integer Holdings Corp.* (Health Care Equipment & Supplies)	491	32,293
Interface, Inc. (Commercial Services & Supplies)	306	2,442
Invacare Corp. (Health Care Equipment & Supplies)	513	3,612
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,961	9,090
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	40	2,892
Iridium Communications, Inc.* (Diversified Telecommunication Services)	758	20,762
iRobot Corp.* (Household Durables)	232	16,864
iStar, Inc. (Equity Real Estate Investment Trusts)	1,083	12,574
James River Group Holdings, Ltd. (Insurance)	160	7,411
Kaiser Aluminum Corp. (Metals & Mining)	89	5,514
Kaman Corp.—Class A (Trading Companies & Distributors)	413	16,309
Kelly Services, Inc.—Class A (Professional Services)	498	7,375
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,255	12,387
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	346	5,761
Knowles Corp.* (Electronic Equipment, Instruments & Components)	357	5,448
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	699	13,393
Korn Ferry (Professional Services)	821	23,070
Kraton Corp.* (Chemicals)	476	6,259
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	466	11,044
Lannett Co., Inc.* (Pharmaceuticals)	498	2,963
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	445	5,999

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 171

Common Stocks, continued

	Shares	Value
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	136	$2,062
La-Z-Boy, Inc. (Household Durables)	355	10,103
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,105	24,417
Lindsay Corp. (Machinery)	91	8,824
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	203	1,045
Livent Corp.* (Chemicals)	2,183	13,687
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	274	10,179
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	431	9,620
Luminex Corp. (Life Sciences Tools & Services)	636	23,150
Lydall, Inc.* (Machinery)	264	4,277
M/I Homes, Inc.* (Household Durables)	202	8,409
Macy's, Inc.(a) (Multiline Retail)	4,626	28,033
Magellan Health, Inc.* (Health Care Providers & Services)	333	24,699
Marcus & Millichap, Inc.* (Real Estate Management & Development)	173	4,713
MarineMax, Inc.* (Specialty Retail)	321	8,905
Marten Transport, Ltd. (Road & Rail)	243	6,469
Materion Corp. (Metals & Mining)	134	7,694
Matrix Service Co.* (Energy Equipment & Services)	390	3,414
Matson, Inc. (Marine)	645	23,491
Matthews International Corp.—Class A (Commercial Services & Supplies)	467	10,087
MAX Holdings, Inc. (Real Estate Management & Development)	78	2,525
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	542	13,741
Mercer International, Inc. (Paper & Forest Products)	281	2,093
Meredith Corp. (Media)	604	8,673
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	641	15,698
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	827	36,983
Meritage Homes Corp.* (Household Durables)	228	22,614
Meritor, Inc.* (Machinery)	496	11,284
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	24	5,687
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	173	4,879
MGP Ingredients, Inc. (Beverages)	112	4,062
MicroStrategy, Inc.*—Class A (Software)	51	6,320
Momenta Pharmaceuticals, Inc.* (Biotechnology)	686	20,230
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	70	2,533
Monro, Inc. (Specialty Retail)	219	12,330
Moog, Inc.—Class A (Aerospace & Defense)	229	12,302
Motorcar Parts of America, Inc.* (Auto Components)	282	4,694
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	245	2,362
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	265	4,916
Mueller Industries, Inc. (Machinery)	287	8,025
Myers Industries, Inc. (Containers & Packaging)	533	8,027
MYR Group, Inc.* (Construction & Engineering)	132	4,840
Myriad Genetics, Inc.* (Biotechnology)	1,112	13,422
Nabors Industries, Ltd.*(a) (Energy Equipment & Services)	102	4,326
National Bank Holdings Corp. (Banks)	129	3,584
National Beverage Corp.*(a) (Beverages)	92	5,902
National Presto Industries, Inc. (Aerospace & Defense)	75	6,404
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	399	12,297
Natus Medical, Inc.* (Health Care Equipment & Supplies)	236	4,385
NBT Bancorp, Inc. (Banks)	319	9,503
Neenah, Inc. (Paper & Forest Products)	136	6,067
Neogen Corp.* (Health Care Equipment & Supplies)	283	21,726
NETGEAR, Inc.* (Communications Equipment)	442	13,591
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,641	14,779
Newpark Resources, Inc.* (Energy Equipment & Services)	657	1,242
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	81	3,097
NextGen Healthcare, Inc.* (Health Care Technology)	336	4,912
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	343	3,296
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,771	17,444
Northwest Natural Holding Co. (Gas Utilities)	228	12,196
NOW, Inc.* (Trading Companies & Distributors)	1,632	12,860
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,357	2,788
Oceaneering International, Inc.* (Energy Equipment & Services)	1,482	8,329
Office Properties Income Trust (Equity Real Estate Investment Trusts)	721	18,133
OFG Bancorp (Banks)	766	10,019
Oil States International, Inc.* (Energy Equipment & Services)	907	4,063
Old National Bancorp (Banks)	2,463	34,458
Olympic Steel, Inc. (Metals & Mining)	135	1,428
Omnicell, Inc.* (Health Care Technology)	234	16,448
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	320	12,103
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,065	19,330
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	161	4,944
Owens & Minor, Inc. (Health Care Providers & Services)	941	15,131
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	249	10,692
P.H. Glatfelter Co. (Paper & Forest Products)	663	10,562
Pacific Premier Bancorp, Inc. (Banks)	1,207	25,360

See accompanying notes to the financial statements.

172 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Pacira BioSciences, Inc.* (Pharmaceuticals)	203	$10,681
Park Aerospace Corp. (Aerospace & Defense)	290	3,126
Park National Corp. (Banks)	133	11,406
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,786	10,796
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	97	4,239
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	699	9,968
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	156	3,834
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	907	1,070
Perdoceo Education Corp.* (Diversified Consumer Services)	577	8,309
PetMed Express, Inc.(a) (Internet & Direct Marketing Retail)	146	4,555
PGT Innovations, Inc.* (Building Products)	881	15,039
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	302	7,005
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	974	11,571
Piper Sandler Cos. (Capital Markets)	115	7,120
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,577	8,607
Plantronics, Inc. (Communications Equipment)	498	9,955
Powell Industries, Inc. (Electrical Equipment)	132	3,505
PRA Group, Inc.* (Consumer Finance)	358	14,162
PriceSmart, Inc. (Food & Staples Retailing)	189	12,355
ProAssurance Corp. (Insurance)	802	11,789
ProPetro Holding Corp.* (Energy Equipment & Services)	1,227	6,589
Proto Labs, Inc.* (Machinery)	144	17,297
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,043	14,237
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,917	2,818
Quaker Chemical Corp. (Chemicals)	195	37,830
Quanex Building Products Corp. (Building Products)	491	6,899
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	794	11,720
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,170	20,478
Rayonier Advanced Materials, Inc.* (Chemicals)	744	2,165
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	564	4,523
Realogy Holdings Corp. (Real Estate Management & Development)	1,724	15,619
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	192	1,678
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,715	12,228
Regis Corp.* (Diversified Consumer Services)	362	2,780
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	583	16,079
Resideo Technologies, Inc.* (Building Products)	1,840	24,434
Resources Connection, Inc. (Professional Services)	451	5,096
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	783	8,511
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,999	12,714
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	42	2,862
RPC, Inc.* (Energy Equipment & Services)	769	2,284
RPT Realty (Equity Real Estate Investment Trusts)	1,203	7,483
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	162	1,085
S&T Bancorp, Inc. (Banks)	569	12,234
Safety Insurance Group, Inc. (Insurance)	114	8,626
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,022	30,332
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	76	2,334
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	379	8,698
Scholastic Corp. (Media)	452	10,816
Seacoast Banking Corp.* (Banks)	340	6,419
SEACOR Holdings, Inc.* (Energy Equipment & Services)	123	3,577
Select Medical Holdings Corp.* (Health Care Providers & Services)	770	14,661
Seneca Foods Corp.*—Class A (Food Products)	102	3,996
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	307	15,433
Shoe Carnival, Inc. (Specialty Retail)	134	3,290
Signet Jewelers, Ltd. (Specialty Retail)	781	8,388
Simmons First National Corp.—Class A (Banks)	1,627	26,993
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,643	12,043
SkyWest, Inc. (Airlines)	750	19,732
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,587	4,682
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	206	5,745
Sonic Automotive, Inc.—Class A (Specialty Retail)	357	13,609
South Jersey Industries, Inc. (Gas Utilities)	470	10,965
Southside Bancshares, Inc. (Banks)	463	12,825
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,092	19,664
SpartanNash Co. (Food & Staples Retailing)	532	11,185
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	994	2,972
Spok Holdings, Inc. (Wireless Telecommunication Services)	263	2,635
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	108	28,111
Standard Motor Products, Inc. (Auto Components)	299	13,599
Standex International Corp. (Machinery)	187	10,014
Stepan Co. (Chemicals)	135	14,742
Stewart Information Services Corp. (Insurance)	351	14,724

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 173

Common Stocks, continued

	Shares	Value
Stonex Group, Inc.* (Capital Markets)	241	$12,648
Sturm, Ruger & Co., Inc. (Leisure Products)	246	20,017
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,577	8,169
SunCoke Energy, Inc. (Metals & Mining)	1,234	3,936
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	345	7,681
Surmodics, Inc.* (Health Care Equipment & Supplies)	93	4,398
Sykes Enterprises, Inc.* (IT Services)	264	7,249
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	188	10,566
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	132	5,409
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	1,393	8,957
Team, Inc.* (Commercial Services & Supplies)	455	1,797
The Andersons, Inc. (Food & Staples Retailing)	492	6,996
The Buckle, Inc. (Specialty Retail)	159	2,549
The Cato Corp.—Class A (Specialty Retail)	315	2,265
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	627	15,048
The Children's Place, Inc. (Specialty Retail)	217	5,297
The E.W. Scripps Co.—Class A (Media)	434	4,939
The Ensign Group, Inc. (Health Care Providers & Services)	294	13,521
The Greenbrier Cos., Inc. (Machinery)	489	12,582
The Marcus Corp. (Entertainment)	345	4,764
The Michaels Cos., Inc.* (Specialty Retail)	1,144	8,214
The ODP Corp. (Specialty Retail)	786	17,347
The Providence Service Corp.* (Health Care Providers & Services)	173	14,015
Third Point Reinsurance, Ltd.* (Insurance)	1,206	9,395
TimkenSteel Corp.* (Metals & Mining)	599	2,198
Titan International, Inc. (Machinery)	749	1,116
Tivity Health, Inc.* (Health Care Providers & Services)	651	8,541
Tompkins Financial Corp. (Banks)	80	5,162
Tredegar Corp. (Chemicals)	156	2,477
Trinseo SA (Chemicals)	570	12,369
Triumph Bancorp, Inc.* (Banks)	101	2,646
TrueBlue, Inc.* (Professional Services)	541	8,348
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	690	3,995
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,477	18,182
Tupperware Brands Corp. (Household Durables)	731	11,279
U.S. Concrete, Inc.* (Construction Materials)	235	5,833
U.S. Ecology, Inc. (Commercial Services & Supplies)	201	6,971
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,101	3,887
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	215	2,571
Unisys Corp.* (IT Services)	780	9,274
United Community Banks, Inc. (Banks)	349	6,258
United Fire Group, Inc. (Insurance)	318	8,068
United Insurance Holdings Corp. (Insurance)	308	2,279
United Natural Foods, Inc.* (Food & Staples Retailing)	798	15,841
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,898	28,689
Universal Corp. (Tobacco)	363	15,304
Universal Insurance Holdings, Inc. (Insurance)	446	7,809
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	164	1,609
USANA Health Sciences, Inc.* (Personal Products)	184	14,937
Valaris PLC*(a) (Energy Equipment & Services)	2,965	1,163
Vanda Pharmaceuticals, Inc.* (Biotechnology)	347	3,498
Varex Imaging Corp.* (Health Care Equipment & Supplies)	232	3,638
Vector Group, Ltd. (Tobacco)	641	5,654
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	340	1,491
Veritex Holdings, Inc. (Banks)	342	5,718
Veritiv Corp.* (Trading Companies & Distributors)	189	2,894
Viad Corp. (Commercial Services & Supplies)	123	1,779
Vista Outdoor, Inc.* (Leisure Products)	867	14,869
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,897	22,670
Wabash National Corp. (Machinery)	790	8,998
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	980	14,297
Warrior Met Coal, Inc. (Metals & Mining)	763	12,147
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	2,797	2,053
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	641	14,333
Westamerica Bancorp (Banks)	187	11,287
Whitestone REIT (Equity Real Estate Investment Trusts)	628	4,145
WisdomTree Investments, Inc. (Capital Markets)	1,775	6,390
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,210	29,088
World Acceptance Corp.*(a) (Consumer Finance)	78	5,795
Xencor, Inc.* (Biotechnology)	319	9,599
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,694	13,484
TOTAL COMMON STOCKS (Cost $3,823,439)		4,540,668

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000

See accompanying notes to the financial statements.

174 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Collateral for Securities Loaned(c) (2.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(d)	73,212	$73,212
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(d)	347	347
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(d)	1,510	1,510
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(d)	45,300	45,300
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $120,369)		120,369
TOTAL INVESTMENT SECURITIES (Cost $3,947,808)—102.5%		4,665,037
Net other assets (liabilities)—(2.5)%		(113,031)
NET ASSETS—100.0%		$4,552,006

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $112,266.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Small-Cap Value ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$50,198	1.1%
Air Freight & Logistics	56,712	1.2%
Airlines	27,877	0.6%
Auto Components	88,996	2.0%
Banks	517,681	11.4%
Beverages	9,964	0.2%
Biotechnology	68,734	1.5%
Building Products	63,007	1.4%
Capital Markets	54,468	1.2%
Chemicals	157,289	3.5%
Commercial Services & Supplies	87,731	1.9%
Communications Equipment	40,565	0.9%
Construction & Engineering	62,682	1.4%
Construction Materials	5,833	0.1%
Consumer Finance	76,450	1.7%
Containers & Packaging	8,027	0.2%
Distributors	17,874	0.4%
Diversified Consumer Services	17,522	0.4%
Diversified Telecommunication Services	72,164	1.6%
Electrical Equipment	22,176	0.5%
Electronic Equipment, Instruments & Components	137,694	3.0%
Energy Equipment & Services	120,848	2.7%
Entertainment	4,764	0.1%
Equity Real Estate Investment Trusts	399,758	8.8%
Food & Staples Retailing	51,692	1.1%
Food Products	67,991	1.5%
Gas Utilities	23,161	0.5%
Health Care Equipment & Supplies	177,333	3.9%
Health Care Providers & Services	144,225	3.2%
Health Care Technology	80,612	1.8%
Hotels, Restaurants & Leisure	58,286	1.3%
Household Durables	81,285	1.8%
Household Products	25,795	0.6%
Insurance	165,456	3.6%
Internet & Direct Marketing Retail	33,711	0.7%
IT Services	20,632	0.5%
Leisure Products	34,886	0.8%
Life Sciences Tools & Services	23,150	0.5%
Machinery	187,321	4.1%
Marine	23,491	0.5%
Media	27,347	0.6%
Metals & Mining	73,725	1.6%
Mortgage Real Estate Investment Trusts	80,685	1.8%
Multiline Retail	51,126	1.1%
Multi-Utilities	37,390	0.8%
Oil, Gas & Consumable Fuels	103,077	2.3%
Paper & Forest Products	55,106	1.2%
Personal Products	14,937	0.3%
Pharmaceuticals	43,859	1.0%
Professional Services	52,153	1.1%
Real Estate Management & Development	22,857	0.5%
Road & Rail	25,401	0.6%
Semiconductors & Semiconductor Equipment	91,938	2.0%
Software	20,091	0.4%
Specialty Retail	195,044	4.3%
Textiles, Apparel & Luxury Goods	101,692	2.2%
Thrifts & Mortgage Finance	65,942	1.4%
Tobacco	20,958	0.5%
Trading Companies & Distributors	60,076	1.3%
Water Utilities	11,155	0.2%
Wireless Telecommunication Services	18,068	0.4%
Other**	11,338	0.2%
Total	$4,552,006	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 175

Common Stocks (73.8%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	909	$24,352
Adobe, Inc.* (Software)	3,776	1,677,751
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,178	710,653
Akamai Technologies, Inc.* (IT Services)	1,271	142,911
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,352	3,499,658
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,292	3,398,944
Alteryx, Inc.* (Software)	390	68,441
Amdocs, Ltd. (IT Services)	1,046	64,957
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,887	331,572
Anaplan, Inc.* (Software)	699	31,742
Angi Homeservices, Inc.*(a) (Interactive Media & Services)	495	7,816
ANSYS, Inc.* (Software)	672	208,723
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,929	13,571,102
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,183	462,082
Arista Networks, Inc.* (Communications Equipment)	422	109,623
Aspen Technology, Inc.* (Software)	529	51,451
Autodesk, Inc.* (Software)	1,718	406,187
Avalara, Inc.* (Software)	535	71,931
Bill.com Holdings, Inc.* (Software)	79	7,356
Blackbaud, Inc. (Software)	389	24,328
Booz Allen Hamilton Holding Corp. (IT Services)	1,080	88,301
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,133	992,378
CACI International, Inc.*—Class A (IT Services)	196	40,733
Cadence Design Systems, Inc.* (Software)	2,188	239,039
Cargurus, Inc.* (Interactive Media & Services)	567	16,381
CDK Global, Inc. (Software)	954	43,369
CDW Corp. (Electronic Equipment, Instruments & Components)	1,115	129,619
CenturyLink, Inc. (Diversified Telecommunication Services)	7,740	74,691
Cerence, Inc.* (Software)	286	11,343
Ceridian HCM Holding, Inc.* (Software)	795	62,241
Cerner Corp. (Health Care Technology)	2,385	165,638
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	423	22,203
Ciena Corp.* (Communications Equipment)	1,204	71,650
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	457	31,318
Cisco Systems, Inc. (Communications Equipment)	33,236	1,565,415
Citrix Systems, Inc. (Software)	910	129,912
Cloudflare, Inc.*—Class A (Software)	324	13,485
Cognizant Technology Solutions Corp.—Class A (IT Services)	4,236	289,403
CommScope Holding Co., Inc.* (Communications Equipment)	1,535	14,245
CommVault Systems, Inc.* (Software)	333	14,679
Coupa Software, Inc.* (Software)	522	159,967
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	848	58,444
Crowdstrike Holdings, Inc.*—Class A (Software)	163	18,452
Datadog, Inc.*—Class A (Software)	220	20,649
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	1,213	72,574
DocuSign, Inc.* (Software)	1,020	221,167
Dropbox, Inc.* (Software)	1,752	39,858
DXC Technology Co. (IT Services)	1,988	35,605
Dynatrace, Inc.* (Software)	1,233	51,576
eBay, Inc. (Internet & Direct Marketing Retail)	5,177	286,185
EchoStar Corp.*—Class A (Communications Equipment)	362	9,883
Elastic NV* (Software)	262	25,202
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,055	75,865
EPAM Systems, Inc.* (IT Services)	435	126,185
Etsy, Inc.* (Internet & Direct Marketing Retail)	929	109,975
F5 Networks, Inc.* (Communications Equipment)	477	64,824
Facebook, Inc.*—Class A (Interactive Media & Services)	18,844	4,780,157
Fair Isaac Corp.* (Software)	228	100,135
FireEye, Inc.* (Software)	1,747	26,380
Fortinet, Inc.* (Software)	1,051	145,353
Garmin, Ltd. (Household Durables)	1,138	112,195
Gartner, Inc.* (IT Services)	700	87,248
GCI Liberty, Inc.* (Media)	747	58,557
GoDaddy, Inc.*—Class A (IT Services)	1,295	91,013
GrubHub, Inc.* (Internet & Direct Marketing Retail)	720	52,013
Guidewire Software, Inc.* (Software)	649	76,361
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	10,068	99,371
HP, Inc. (Technology Hardware, Storage & Peripherals)	11,207	197,019
Hubspot, Inc.* (Software)	321	75,310
IAC/Interactive Corp.* (Interactive Media & Services)	572	75,744
Intel Corp. (Semiconductors & Semiconductor Equipment)	33,181	1,583,729
InterDigital, Inc. (Communications Equipment)	241	14,465
International Business Machines Corp. (IT Services)	6,958	855,416
Intuit, Inc. (Software)	2,043	625,914
j2 Global, Inc.* (Software)	356	20,192
Juniper Networks, Inc. (Communications Equipment)	2,597	65,912
KBR, Inc. (IT Services)	1,116	24,820
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,216	242,993
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,138	429,208
Leidos Holdings, Inc. (IT Services)	1,046	99,537
Liberty Global PLC*—Class A (Media)	1,286	30,099
Liberty Global PLC*—Class C (Media)	3,033	69,031
Liberty Latin America, Ltd.*—Class A (Media)	357	3,670
Liberty Latin America, Ltd.*—Class C (Media)	894	9,146
LogMeIn, Inc. (Software)	383	32,865

See accompanying notes to the financial statements.

176 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Lumentum Holdings, Inc.* (Communications Equipment)	586	$54,398
Manhattan Associates, Inc.* (Software)	497	47,608
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	5,197	189,535
Match Group, Inc.* (Interactive Media & Services)	1,695	174,077
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,091	142,376
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,923	195,627
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,716	436,279
Microsoft Corp. (Software)	59,432	12,184,153
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	430	54,799
Mongodb, Inc.* (IT Services)	283	64,830
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	326	86,393
Motorola Solutions, Inc. (Communications Equipment)	1,332	186,214
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,002	18,467
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,734	76,816
NetScout Systems, Inc.* (Communications Equipment)	498	12,679
New Relic, Inc.* (Software)	398	28,222
NortonLifelock, Inc. (Software)	4,246	91,077
Nuance Communications, Inc.* (Software)	2,204	60,279
Nutanix, Inc.* (Software)	1,183	26,251
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,820	2,046,525
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,187	257,038
Okta, Inc.* (IT Services)	910	201,092
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,213	66,188
Oracle Corp. (Software)	16,311	904,445
Palo Alto Networks, Inc.* (Communications Equipment)	755	193,220
Paycom Software, Inc.* (Software)	379	107,776
Paylocity Holding Corp.* (Software)	282	37,562
Pegasystems, Inc. (Software)	301	35,184
Perspecta, Inc. (IT Services)	1,070	22,898
Pluralsight, Inc.*—Class A (Software)	670	14,184
Proofpoint, Inc.* (Software)	449	51,936
PTC, Inc.* (Software)	816	69,817
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,819	32,487
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	899	115,207
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,816	931,058
RealPage, Inc.* (Software)	681	42,910
RingCentral, Inc.*—Class A (Software)	603	175,033
Salesforce.com, Inc.* (Software)	7,061	1,375,836
Science Applications International Corp. (IT Services)	387	30,952
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,771	80,085
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	511	28,478
ServiceNow, Inc.* (Software)	1,494	656,165
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	342	34,374
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,308	190,419
Slack Technologies, Inc.*—Class A (Software)	502	14,834
Smartsheet, Inc.* (Software)	720	34,373
Snap, Inc.* (Interactive Media & Services)	6,427	144,093
SolarWinds Corp.* (Software)	513	9,419
Splunk, Inc.* (Software)	1,244	261,016
SS&C Technologies Holdings, Inc. (Software)	1,749	100,568
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	323	40,291
Synopsys, Inc.* (Software)	1,181	235,279
Teradata Corp.* (IT Services)	851	17,871
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,299	115,559
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,193	917,467
Trade Desk, Inc. (The)* (Software)	321	144,874
Twilio, Inc.* (IT Services)	1,008	279,639
Twitter, Inc.* (Interactive Media & Services)	6,150	223,860
Tyler Technologies, Inc.* (Software)	313	111,819
Ubiquiti, Inc. (Communications Equipment)	94	17,418
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	332	57,917
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,056	279,386
Verint Systems, Inc.* (Software)	504	22,625
VeriSign, Inc.* (IT Services)	796	168,497
ViaSat, Inc.* (Communications Equipment)	458	17,386
Viavi Solutions, Inc.* (Communications Equipment)	1,786	24,700
VMware, Inc.*—Class A (Software)	625	87,631
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,350	101,285
Workday, Inc.*—Class A (Software)	1,282	231,939
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,434	23,876
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,906	204,609
Zendesk, Inc.* (Software)	896	81,670
Zillow Group, Inc.*—Class A (Interactive Media & Services)	275	18,725
Zillow Group, Inc.*—Class C (Interactive Media & Services)	1,089	74,477
Zoom Video Communications, Inc.*—Class A (Software)	222	56,368
Zscaler, Inc.* (Software)	517	67,132
TOTAL COMMON STOCKS (Cost $37,030,543)		66,365,439

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 177

Repurchase Agreements(b)(c) (26.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $23,774,055	$23,774,000	$23,774,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,774,000)		23,774,000

Collateral for Securities Loaned(d) (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	2,297	$2,297
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	11	11
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	47	47
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	1,421	1,421
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,776)		3,776
TOTAL INVESTMENT SECURITIES (Cost $60,808,319)—100.3%		90,143,215
Net other assets (liabilities)—(0.3)%		(297,591)
NET ASSETS—100.0%		$89,845,624

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $3,726.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $12,574,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/24/20	0.61%	$34,626,224	$1,344,207
Dow Jones U.S. Technology Index	UBS AG	8/24/20	0.71%	33,656,052	1,227,133
				$68,282,276	$2,571,340

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

178 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Technology UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Communications Equipment	$2,422,032	2.7%
Diversified Telecommunication Services	74,691	0.1%
Electronic Equipment, Instruments & Components	169,910	0.2%
Health Care Technology	445,024	0.5%
Household Durables	112,195	0.1%
Interactive Media & Services	12,413,933	13.8%
Internet & Direct Marketing Retail	470,376	0.5%
IT Services	2,731,908	3.0%
Media	170,503	0.2%
Semiconductors & Semiconductor Equipment	10,988,090	12.2%
Software	22,093,695	24.6%
Technology Hardware, Storage & Peripherals	14,273,082	15.9%
Other**	23,480,185	26.2%
Total	$89,845,624	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 179

Common Stocks (72.0%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	84	$5,710
ADTRAN, Inc. (Communications Equipment)	107	1,329
Anterix, Inc.* (Diversified Telecommunication Services)	26	1,133
Applied Optoelectronics, Inc.* (Communications Equipment)	43	611
Arista Networks, Inc.* (Communications Equipment)	119	30,912
AT&T, Inc. (Diversified Telecommunication Services)	4,523	133,790
ATN International, Inc. (Diversified Telecommunication Services)	24	1,383
CalAmp Corp.* (Communications Equipment)	76	599
CenturyLink, Inc. (Diversified Telecommunication Services)	2,194	21,172
Ciena Corp.* (Communications Equipment)	341	20,293
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	112	1,681
Cisco Systems, Inc. (Communications Equipment)	613	28,871
CommScope Holding Co., Inc.* (Communications Equipment)	435	4,037
Comtech Telecommunications Corp. (Communications Equipment)	55	903
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	162	1,183
EchoStar Corp.*—Class A (Communications Equipment)	103	2,812
Extreme Networks, Inc.* (Communications Equipment)	267	1,215
F5 Networks, Inc.* (Communications Equipment)	135	18,347
Garmin, Ltd. (Household Durables)	300	29,577
GCI Liberty, Inc.* (Media)	212	16,619
Globalstar, Inc.* (Diversified Telecommunication Services)	1,371	534
Harmonic, Inc.* (Communications Equipment)	215	1,200
Iridium Communications, Inc.* (Diversified Telecommunication Services)	217	5,944
Juniper Networks, Inc. (Communications Equipment)	736	18,680
Liberty Global PLC*—Class A (Media)	364	8,519
Liberty Global PLC*—Class C (Media)	859	19,551
Liberty Latin America, Ltd.*—Class C (Media)	254	2,598
Lumentum Holdings, Inc.* (Communications Equipment)	166	15,410
Motorola Solutions, Inc. (Communications Equipment)	196	27,401
NETGEAR, Inc.* (Communications Equipment)	66	2,030
NetScout Systems, Inc.* (Communications Equipment)	141	3,590
ORBCOMM, Inc.* (Diversified Telecommunication Services)	175	737
Plantronics, Inc. (Communications Equipment)	74	1,479
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	104	5,228
Spok Holdings, Inc. (Wireless Telecommunication Services)	39	391
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	217	4,214
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	417	44,777
U.S. Cellular Corp.* (Wireless Telecommunication Services)	34	1,009
Ubiquiti, Inc. (Communications Equipment)	27	5,003
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,504	143,931
ViaSat, Inc.* (Communications Equipment)	130	4,935
Viavi Solutions, Inc.* (Communications Equipment)	506	6,998
Vonage Holdings Corp.* (Diversified Telecommunication Services)	512	6,118
TOTAL COMMON STOCKS (Cost $479,444)		652,454

Repurchase Agreements(a)(b) (34.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $313,001	$313,000	$313,000
TOTAL REPURCHASE AGREEMENTS (Cost $313,000)		313,000
TOTAL INVESTMENT SECURITIES (Cost $792,444)—106.6%		965,454
Net other assets (liabilities)—(6.6)%		(59,815)
NET ASSETS—100.0%		$905,639

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $132,000.

See accompanying notes to the financial statements.

180 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	8/24/20	0.61%	$511,258	$4,729
Dow Jones U.S. Select Telecommunications Index	UBS AG	8/24/20	0.46%	421,509	4,193
				$932,767	$8,922

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Communications Equipment	$202,365	22.3%
Diversified Telecommunication Services	317,605	35.0%
Household Durables	29,577	3.3%
Media	47,288	5.2%
Wireless Telecommunication Services	55,619	6.2%
Other**	253,185	28.0%
Total	$905,639	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 181

Repurchase Agreements(a)(b) (94.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $9,352,021	$9,352,000	$9,352,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,352,000)		9,352,000
TOTAL INVESTMENT SECURITIES (Cost $9,352,000)—94.0%		9,352,000
Net other assets (liabilities)—6.0%		600,589
NET ASSETS—100.0%		$9,952,589

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $2,639,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	9/21/20	$(1,469,250)	$(40,493)

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/20	(0.46)%	$(11,120,704)	$(101,496)
S&P 500	UBS AG	8/27/20	(0.26)%	(7,289,293)	(66,816)
				$(18,409,997)	$(168,312)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

182 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (53.4%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	3,551	$357,372
AbbVie, Inc. (Biotechnology)	0.3%	3,539	335,887
Accenture PLC—Class A (IT Services)	0.3%	1,280	287,718
Adobe, Inc.* (Software)	0.4%	967	429,656
Alphabet, Inc.—Class A* (Interactive Media & Services)	0.9%	602	895,746
Alphabet, Inc.—Class C* (Interactive Media & Services)	0.9%	587	870,498
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.6%	842	2,664,660
Amgen, Inc. (Biotechnology)	0.3%	1,181	288,955
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.4%	8,180	3,476,827
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	14,305	423,142
Bank of America Corp. (Banks)	0.4%	15,676	390,019
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)	0.8%	3,903	764,129
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	4,543	266,492
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	803	254,350
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.3%	3,749	314,691
Cisco Systems, Inc. (Communications Equipment)	0.4%	8,514	401,010
Comcast Corp.—Class A (Media)	0.4%	9,144	391,363
Costco Wholesale Corp. (Food & Staples Retailing)	0.3%	886	288,420
Danaher Corp. (Health Care Equipment & Supplies)	0.3%	1,264	257,603
Eli Lilly & Co. (Pharmaceuticals)	0.2%	1,691	254,140
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.4%	8,488	357,174
Facebook, Inc.—Class A* (Interactive Media & Services)	1.2%	4,828	1,224,719
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	8,501	405,752
Johnson & Johnson (Pharmaceuticals)	0.8%	5,290	771,071
JPMorgan Chase & Co. (Banks)	0.6%	6,117	591,146
Linde PLC (Chemicals)	0.3%	1,054	258,347
MasterCard, Inc.—Class A (IT Services)	0.5%	1,775	547,641
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.3%	1,493	290,061
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	2,693	259,821
Merck & Co., Inc. (Pharmaceuticals)	0.4%	5,068	406,657
Microsoft Corp. (Software)	3.1%	15,226	3,121,481
Netflix, Inc.* (Entertainment)	0.4%	883	431,681
NextEra Energy, Inc. (Electric Utilities)	0.3%	982	275,648
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.2%	2,490	243,049
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.5%	1,235	524,368
PayPal Holdings, Inc.* (IT Services)	0.5%	2,357	462,137
PepsiCo, Inc. (Beverages)	0.4%	2,785	383,383
Pfizer, Inc. (Pharmaceuticals)	0.4%	11,151	429,091
Philip Morris International, Inc. (Tobacco)	0.2%	3,126	240,108
Salesforce.com, Inc.* (Software)	0.3%	1,810	352,679
The Coca-Cola Co. (Beverages)	0.4%	7,761	366,630
The Home Depot, Inc. (Specialty Retail)	0.6%	2,159	573,193
The Procter & Gamble Co. (Household Products)	0.6%	4,969	651,536
The Walt Disney Co. (Entertainment)	0.4%	3,627	424,141
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.3%	793	328,262
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	1,905	576,795
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	8,307	477,486
Visa, Inc.—Class A (IT Services)	0.6%	3,388	645,076
Walmart, Inc. (Food & Staples Retailing)	0.4%	2,843	367,884
Other Common Stocks(a)	24.3%	359,588	24,701,517
TOTAL COMMON STOCKS (Cost $20,756,910)			54,301,212

Warrant(NM)
Occidental Petroleum Corp.; expiring 8/3/27 at $22.00 (Oil, Gas & Consumable Fuels)		225	1,260
TOTAL WARRANT (Cost $—)			1,260

See accompanying notes to the financial statements.

July 31, 2020 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 183

Repurchase Agreements(b)(c) (41.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $42,380,097	$42,380,000	$42,380,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,380,000)		42,380,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	157,906	$157,906
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	748	748
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	3,257	3,257
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	97,704	97,704
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $259,615)		259,615
TOTAL INVESTMENT SECURITIES (Cost $63,396,525)—95.3%		96,942,087
Net other assets (liabilities)—4.7%		4,740,974
NET ASSETS—100.0%		$101,683,061

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $247,786.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $17,875,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	54	9/21/20	$8,815,500	$266,313

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/20	0.66%	$50,689,184	$425,301
SPDR S&P 500 ETF	Goldman Sachs International	8/27/20	0.56%	20,768,192	206,923
				$71,457,376	$632,224
S&P 500	UBS AG	8/27/20	0.61%	$40,028,199	$369,894
SPDR S&P 500 ETF	UBS AG	8/27/20	0.21%	28,064,857	282,958
				$68,093,056	$652,852
				$139,550,432	$1,285,076

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

184 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2020

UltraBull ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$874,953	0.9%
Air Freight & Logistics	336,682	0.3%
Airlines	94,464	0.1%
Auto Components	55,111	0.1%
Automobiles	114,758	0.1%
Banks	1,897,769	1.9%
Beverages	908,380	0.9%
Biotechnology	1,240,219	1.2%
Building Products	238,839	0.2%
Capital Markets	1,429,640	1.4%
Chemicals	987,370	1.0%
Commercial Services & Supplies	227,101	0.2%
Communications Equipment	509,909	0.5%
Construction & Engineering	33,308	NM
Construction Materials	57,131	0.1%
Consumer Finance	236,333	0.2%
Containers & Packaging	170,441	0.2%
Distributors	43,401	NM
Diversified Consumer Services	5,597	NM
Diversified Financial Services	764,129	0.8%
Diversified Telecommunication Services	919,764	0.9%
Electric Utilities	1,044,425	1.0%
Electrical Equipment	242,699	0.2%
Electronic Equipment, Instruments & Components	293,548	0.3%
Energy Equipment & Services	111,890	0.1%
Entertainment	1,116,469	1.1%
Equity Real Estate Investment Trusts	1,490,872	1.5%
Food & Staples Retailing	825,226	0.8%
Food Products	613,773	0.6%
Gas Utilities	26,074	NM
Health Care Equipment & Supplies	2,167,152	2.1%
Health Care Providers & Services	1,489,730	1.5%
Health Care Technology	42,434	NM
Hotels, Restaurants & Leisure	818,541	0.8%
Household Durables	215,216	0.2%
Household Products	995,188	1.0%
Independent Power and Renewable Electricity Producers	36,850	NM
Industrial Conglomerates	581,665	0.6%
Insurance	1,043,111	1.0%
Interactive Media & Services	3,048,292	3.0%
Internet & Direct Marketing Retail	2,896,291	2.8%
IT Services	3,056,165	3.0%
Leisure Products	18,627	NM
Life Sciences Tools & Services	679,722	0.7%
Machinery	827,348	0.8%
Media	706,960	0.7%
Metals & Mining	174,563	0.2%
Multiline Retail	273,006	0.3%
Multi-Utilities	539,308	0.5%
Oil, Gas & Consumable Fuels	1,262,970	1.2%
Personal Products	91,100	0.1%
Pharmaceuticals	2,303,198	2.3%
Professional Services	187,881	0.2%
Real Estate Management & Development	29,528	NM
Road & Rail	533,811	0.5%
Semiconductors & Semiconductor Equipment	2,544,125	2.5%
Software	4,892,974	4.9%
Specialty Retail	1,313,661	1.3%
Technology Hardware, Storage & Peripherals	3,624,921	3.6%
Textiles, Apparel & Luxury Goods	320,428	0.3%
Tobacco	393,639	0.4%
Trading Companies & Distributors	106,338	0.1%
Water Utilities	53,459	0.1%
Wireless Telecommunication Services	122,735	0.1%
Other**	47,381,849	46.6%
Total	$101,683,061	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 185

Common Stocks (87.1%)

	Shares	Value
111, Inc.*ADR (Food & Staples Retailing)	1,344	$8,615
21Vianet Group, Inc.*ADR (IT Services)	2,116	46,002
360 Finance, Inc.*ADR (Consumer Finance)	1,874	25,974
58.com, Inc.*ADR (Interactive Media & Services)	3,430	189,919
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	12,629	3,170,131
Autohome, Inc.ADR (Interactive Media & Services)	2,110	184,942
Baidu, Inc.*ADR (Interactive Media & Services)	6,241	745,175
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	1,572	66,118
Beigene, Ltd.*ADR (Biotechnology)	945	197,505
BEST, Inc.*ADR (Air Freight & Logistics)	7,961	33,516
Bilibili, Inc.*ADR (Entertainment)	2,959	128,953
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)	971	15,419
China Eastern Airlines Corp., Ltd.ADR (Airlines)	1,492	26,438
China Life Insurance Co., Ltd.ADR (Insurance)	58,146	667,516
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	25,201	858,346
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	9,422	400,529
China Southern Airlines Co., Ltd.*ADR (Airlines)	1,485	34,066
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	5,125	152,058
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	21,470	119,159
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,225	552,022
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	359	39,816
DouYu International Holdings, Ltd.*ADR (Entertainment)	2,463	33,152
GDS Holdings, Ltd.*ADR (IT Services)	2,758	221,440
GSX Techedu, Inc.*ADR (Diversified Consumer Services)	760	67,731
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	4,166	143,019
HUYA, Inc.*ADR (Entertainment)	2,232	54,282
iQIYI, Inc.*ADR (Entertainment)	10,130	213,743
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	20,121	1,283,519
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,178	22,559
JOYY, Inc.*ADR (Interactive Media & Services)	2,050	163,631
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	2,287	19,462
Momo, Inc.ADR (Interactive Media & Services)	5,853	108,105
NetEase, Inc.ADR (Entertainment)	1,688	773,813
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	4,391	615,618
NIO, Inc.*ADR(a) (Automobiles)	30,043	358,713
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	7,792	268,434
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	8,730	801,414
Qutoutiao, Inc.*ADR(a) (Interactive Media & Services)	4,570	14,076
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	1,136	25,083
TAL Education Group*ADR (Diversified Consumer Services)	9,696	757,937
Tencent Music Entertainment Group*ADR (Entertainment)	13,375	215,873
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	15,768	428,890
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	14,160	322,423
Weibo Corp.*ADR (Interactive Media & Services)	2,394	82,737
Zai Lab, Ltd.*ADR (Biotechnology)	1,517	115,459
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	16,003	592,911
TOTAL COMMON STOCKS (Cost $10,215,886)		15,366,243

Repurchase Agreements(b)(c) (11.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,988,005	$1,988,000	$1,988,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,988,000)		1,988,000

Collateral for Securities Loaned(d) (2.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	209,719	$209,719
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	994	994
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	4,325	4,325
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	129,762	129,762
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $344,800)		344,800
TOTAL INVESTMENT SECURITIES (Cost $12,548,686)—100.4%		17,699,043
Net other assets (liabilities)—(0.4)%		(72,588)
NET ASSETS—100.0%		$17,626,455

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $330,232.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $704,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

186 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	8/27/20	0.56%	$9,623,379	$56,348
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	8/27/20	0.36%	10,376,477	75,722
				$19,999,856	$132,070

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$626,427	3.6%
Airlines	60,504	0.3%
Automobiles	358,713	2.0%
Biotechnology	312,964	1.8%
Chemicals	25,083	0.1%
Consumer Finance	45,436	0.3%
Diversified Consumer Services	1,441,286	8.2%
Diversified Telecommunication Services	271,217	1.5%
Entertainment	1,419,816	8.1%
Food & Staples Retailing	8,615	NM
Hotels, Restaurants & Leisure	143,019	0.8%
Insurance	667,516	3.8%
Interactive Media & Services	1,504,004	8.5%
Internet & Direct Marketing Retail	6,072,495	34.4%
IT Services	267,442	1.5%
Oil, Gas & Consumable Fuels	1,220,985	6.9%
Semiconductors & Semiconductor Equipment	62,375	0.4%
Wireless Telecommunication Services	858,346	4.9%
Other **	2,260,212	12.9%
Total	$17,626,455	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2020:

	Value	% of Net Assets
China	$15,366,243	87.1%
Other**	2,260,212	12.9%
Total	$17,626,455	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 187

Common Stocks (59.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,144	$623,548
American Express Co. (Consumer Finance)	4,144	386,718
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,144	1,761,366
Caterpillar, Inc. (Machinery)	4,145	550,788
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,145	347,932
Cisco Systems, Inc. (Communications Equipment)	4,142	195,088
Dow, Inc. (Chemicals)	4,141	170,029
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,142	174,295
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,145	197,841
International Business Machines Corp. (IT Services)	4,145	509,586
Johnson & Johnson (Pharmaceuticals)	4,144	604,029
JPMorgan Chase & Co. (Banks)	4,144	400,476
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,144	805,096
Merck & Co., Inc. (Pharmaceuticals)	4,145	332,595
Microsoft Corp. (Software)	4,144	849,561
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,145	404,593
Pfizer, Inc. (Pharmaceuticals)	4,144	159,461
Raytheon Technologies Corp. (Aerospace & Defense)	4,142	234,769
The Boeing Co. (Aerospace & Defense)	4,136	653,487
The Coca-Cola Co. (Beverages)	4,144	195,763
The Goldman Sachs Group, Inc. (Capital Markets)	4,144	820,347
The Home Depot, Inc. (Specialty Retail)	4,144	1,100,191
The Procter & Gamble Co. (Household Products)	4,145	543,492
The Travelers Cos., Inc. (Insurance)	4,144	474,156
The Walt Disney Co. (Entertainment)	4,144	484,599
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,144	1,254,721
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,145	238,255
Visa, Inc.—Class A (IT Services)	4,144	789,018
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,144	168,702
Walmart, Inc. (Food & Staples Retailing)	4,145	536,363
TOTAL COMMON STOCKS (Cost $5,953,250)		15,966,865

Repurchase Agreements(a)(b) (41.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $11,013,025	$11,013,000	$11,013,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,013,000)		11,013,000
TOTAL INVESTMENT SECURITIES (Cost $16,966,250)—100.8%		26,979,865
Net other assets (liabilities)—(0.8)%		(207,674)
NET ASSETS—100.0%		$26,772,191

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $5,318,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	10	9/21/20	$1,316,300	$(155)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/20	0.61%	$14,132,351	$(92,661)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/20	0.46%	6,207,374	(38,624)
				$20,339,725	$(131,285)
Dow Jones Industrial Average	UBS AG	8/27/20	0.61%	$8,883,153	$(60,893)
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/20	0.41%	7,191,267	(43,850)
				$16,074,420	$(104,743)
				$36,414,145	$(236,028)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

188 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2020

UltraDow 30 ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$888,257	3.3%
Banks	400,476	1.5%
Beverages	195,763	0.7%
Capital Markets	820,346	3.1%
Chemicals	170,029	0.6%
Communications Equipment	195,088	0.7%
Consumer Finance	386,718	1.4%
Diversified Telecommunication Services	238,255	0.9%
Entertainment	484,599	1.8%
Food & Staples Retailing	705,065	2.6%
Health Care Providers & Services	1,254,720	4.7%
Hotels, Restaurants & Leisure	805,096	3.0%
Household Products	543,492	2.0%
Industrial Conglomerates	623,548	2.3%
Insurance	474,157	1.8%
IT Services	1,298,604	4.9%
Machinery	550,788	2.1%
Oil, Gas & Consumable Fuels	522,227	2.0%
Pharmaceuticals	1,096,085	4.1%
Semiconductors & Semiconductor Equipment	197,841	0.7%
Software	849,561	3.2%
Specialty Retail	1,100,191	4.1%
Technology Hardware, Storage & Peripherals	1,761,366	6.7%
Textiles, Apparel & Luxury Goods	404,593	1.5%
Other**	10,805,326	40.3%
Total	$26,772,191	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 189

Common Stocks (90.2%)

	Shares	Value
58.com, Inc.*ADR (Interactive Media & Services)	846	$46,843
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	9,810	2,462,507
Ambev S.A.ADR (Beverages)	40,136	107,564
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	10,621	134,250
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	3,756	120,906
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	14,018	70,230
Autohome, Inc.ADR (Interactive Media & Services)	520	45,578
Baidu, Inc.*ADR (Interactive Media & Services)	2,494	297,784
Banco Bradesco S.A.ADR (Banks)	40,402	170,496
Beigene, Ltd.*ADR (Biotechnology)	234	48,906
China Life Insurance Co., Ltd.ADR (Insurance)	13,558	155,646
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	10,072	343,052
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,324	98,793
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,264	37,503
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,463	127,715
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,464	154,672
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,102	67,002
Enel Americas S.A.ADR (Electric Utilities)	6,655	50,378
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,693	104,136
GDS Holdings, Ltd.*ADR (IT Services)	680	54,597
Gold Fields, Ltd.ADR (Metals & Mining)	8,047	105,335
HDFC Bank, Ltd.*ADR (Banks)	12,874	601,859
ICICI Bank, Ltd.*ADR (Banks)	21,621	203,021
Infosys Technologies, Ltd.ADR (IT Services)	34,040	437,414
iQIYI, Inc.*ADR (Entertainment)	2,497	52,687
Itau Unibanco Holding S.A.ADR (Banks)	44,144	225,135
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,041	512,936
KB Financial Group, Inc.ADR (Banks)	3,561	104,195
Korea Electric Power Corp.*ADR (Electric Utilities)	4,679	36,637
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	4,097	36,299
NetEase, Inc.ADR (Entertainment)	724	331,896
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,083	151,837
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	1,923	66,247
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	12,204	105,809
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,285	301,563
POSCOADR (Metals & Mining)	2,573	102,971
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	4,332	88,849
Shinhan Financial Group Co., Ltd.ADR (Banks)	4,284	106,372
Sibanye Stillwater, Ltd.*ADR (Metals & Mining)	4,851	54,525
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	2,715	55,087
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	4,838	38,752
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	34,492	2,721,075
TAL Education Group*ADR (Diversified Consumer Services)	3,510	274,376
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,890	105,808
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	19,374	71,684
Vale S.A.ADR (Metals & Mining)	28,884	336,210
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	3,494	79,558
Wipro, Ltd.ADR (IT Services)	12,491	53,961
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	3,947	146,236
TOTAL COMMON STOCKS (Cost $8,445,672)		12,206,892

Preferred Stock (1.3%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	20,413	174,123
TOTAL PREFERRED STOCK (Cost $96,836)		174,123

Repurchase Agreements(a)(b) (12.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $1,744,004	$1,744,000	$1,744,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,744,000)		1,744,000
TOTAL INVESTMENT SECURITIES (Cost $10,286,508)—104.4%		14,125,015
Net other assets (liabilities)—(4.4)%		(596,555)
NET ASSETS—100.0%		$13,528,460

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $440,000.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

190 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/20	0.56%	$4,152,099	$(95,813)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	8/27/20	0.61%	10,476,903	(236,918)
				$14,629,002	$(332,731)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$146,236	1.1%
Banks	1,411,078	10.4%
Beverages	211,701	1.6%
Biotechnology	48,906	0.4%
Diversified Consumer Services	426,213	3.1%
Diversified Telecommunication Services	254,068	1.9%
Electric Utilities	87,015	0.6%
Entertainment	384,583	2.8%
Insurance	155,646	1.2%
Interactive Media & Services	390,205	2.9%
Internet & Direct Marketing Retail	3,462,371	25.6%
IT Services	545,972	4.0%
Metals & Mining	719,947	5.3%
Oil, Gas & Consumable Fuels	599,644	4.4%
Paper & Forest Products	38,752	0.3%
Pharmaceuticals	67,002	0.5%
Semiconductors & Semiconductor Equipment	2,862,988	21.2%
Wireless Telecommunication Services	568,688	4.2%
Other **	1,147,445	8.5%
Total	$13,528,460	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2020:

	Value	% of Net Assets
Brazil	$1,158,089	8.6%
Chile	50,378	0.4%
China	5,425,973	39.9%
Hong Kong	343,052	2.5%
India	1,363,257	10.1%
Indonesia	88,849	0.7%
Mexico	238,386	1.8%
Russia	36,299	0.3%
South Africa	280,766	2.1%
South Korea	405,262	3.0%
Taiwan	2,990,704	22.1%
Other**	1,147,445	8.5%
Total	$13,528,460	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 191

Repurchase Agreements(a)(b) (103.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $4,294,010	$4,294,000	$4,294,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,294,000)		4,294,000
TOTAL INVESTMENT SECURITIES (Cost $4,294,000)—103.5%		4,294,000
Net other assets (liabilities)—(3.5)%		(146,024)
NET ASSETS—100.0%		$4,147,976

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $306,000.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/20	0.41%	$3,796,052	$(94,627)
MSCI EAFE Index	UBS AG	8/27/20	0.91%	4,467,886	(148,461)
				$8,263,938	$(243,088)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

192 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a) (88.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $9,411,022	$9,411,000	$9,411,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,411,000)		9,411,000
TOTAL INVESTMENT SECURITIES (Cost $9,411,000)—88.2%		9,411,000
Net other assets (liabilities)—11.8%		1,253,930
NET ASSETS—100.0%		$10,664,930

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	195	9/11/20	$21,367,125	$(1,140,743)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/20	0.51%	$96,145	$(4,190)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 193

Common Stocks (79.2%)

	Shares	Value
Ambev S.A.ADR (Beverages)	221,041	$592,390
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	62,415	788,927
Banco Bradesco S.A.ADR (Banks)	237,435	1,001,976
Banco de ChileADR(a) (Banks)	15,292	284,431
Banco Santander Brasil S.A.ADR (Banks)	25,798	147,565
Banco Santander ChileADR(a) (Banks)	10,697	183,026
Bancolombia S.A.ADR (Banks)	7,778	217,162
BRF S.A.*ADR (Food Products)	49,754	198,021
Cemex S.A.B. de C.V.ADR (Construction Materials)	104,156	318,717
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR(a) (Electric Utilities)	22,172	163,186
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	7,621	232,822
Cia Brasileira de DistribuicaoADR (Food & Staples Retailing)	10,697	145,800
Cia Energetica de Minas GeraisADR(a) (Electric Utilities)	66,825	155,034
Cia Paranaense de EnergiaADR (Electric Utilities)	6,974	87,524
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	3,612	149,501
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	15,501	183,842
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	23,516	271,845
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	16,974	197,577
Enel Americas S.A.ADR (Electric Utilities)	50,259	380,460
Enersis Chile S.A.ADR (Electric Utilities)	37,123	155,174
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	9,107	560,171
Gerdau S.A.ADR (Metals & Mining)	72,547	242,307
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	2,959	98,416
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	2,592	173,897
Grupo Aeroportuario del Surest S.A.B. de C.V.*ADR (Transportation Infrastructure)	1,391	138,864
Grupo Televisa SAB*ADR (Media)	34,819	194,638
Itau Unibanco Holding S.A.ADR (Banks)	259,423	1,323,056
Natura & Co. Holding SAADR (Personal Products)	24,107	431,274
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	70,119	607,931
Suzano Papel e Celulose S.A.*ADR(a) (Paper & Forest Products)	36,531	292,613
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	28,496	287,525
TIM Participacoes S.A.ADR (Wireless Telecommunication Services)	10,994	164,250
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	52,166	187,798
Vale S.A.ADR (Metals & Mining)	169,742	1,975,797
TOTAL COMMON STOCKS (Cost $9,584,423)		12,533,517

Preferred Stock (6.5%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	119,962	$1,023,276
TOTAL PREFERRED STOCK (Cost $503,418)		1,023,276

Repurchase Agreements(b)(c) (19.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $3,131,007	$3,131,000	$3,131,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,131,000)		3,131,000

Collateral for Securities Loaned(d) (2.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	254,858	$254,858
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	1,208	1,208
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	5,256	5,256
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	157,692	157,692
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $419,014)		419,014
TOTAL INVESTMENT SECURITIES (Cost $13,637,855)—108.1%		17,106,807
Net other assets (liabilities)—(8.1)%		(1,284,121)
NET ASSETS—100.0%		$15,822,686

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $398,089.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $545,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

194 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/20	0.56%	$7,883,928	$(305,246)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	8/27/20	0.61%	10,371,191	(341,782)
				$18,255,119	$(647,028)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Banks	$3,157,216	20.0%
Beverages	1,302,062	8.2%
Chemicals	232,822	1.5%
Construction Materials	318,717	2.0%
Diversified Telecommunication Services	287,525	1.8%
Electric Utilities	941,378	6.0%
Food & Staples Retailing	145,800	0.9%
Food Products	198,021	1.3%
Media	194,638	1.2%
Metals & Mining	2,401,946	15.2%
Oil, Gas & Consumable Fuels	2,016,583	12.7%
Paper & Forest Products	292,613	1.9%
Personal Products	431,274	2.7%
Transportation Infrastructure	411,177	2.6%
Water Utilities	271,845	1.7%
Wireless Telecommunication Services	953,176	6.0%
Other**	2,265,893	14.3%
Total	$15,822,686	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2020:

	Value	% of Net Assets
Brazil	$9,299,168	58.8%
Chile	1,235,913	7.8%
Colombia	414,739	2.6%
Mexico	2,423,131	15.3%
Peru	183,842	1.2%
Other**	2,265,893	14.3%
Total	$15,822,686	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 195

Common Stocks (59.2%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	753	$39,292
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	991	29,542
ACI Worldwide, Inc.* (Software)	1,292	34,613
Acuity Brands, Inc. (Electrical Equipment)	442	43,802
Adient PLC* (Auto Components)	973	16,191
Adtalem Global Education, Inc.* (Diversified Consumer Services)	577	19,814
AECOM* (Construction & Engineering)	1,784	64,562
Affiliated Managers Group, Inc. (Capital Markets)	526	36,184
AGCO Corp. (Machinery)	692	45,416
Alleghany Corp. (Insurance)	159	83,049
Allegheny Technologies, Inc.* (Metals & Mining)	1,411	12,262
ALLETE, Inc. (Electric Utilities)	577	34,216
Alliance Data Systems Corp. (IT Services)	472	20,938
AMC Networks, Inc.*—Class A (Media)	452	10,441
Amedisys, Inc.* (Health Care Providers & Services)	361	84,532
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,533	54,636
American Eagle Outfitters, Inc. (Specialty Retail)	1,733	17,330
American Financial Group, Inc. (Insurance)	831	50,500
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,132	17,758
AptarGroup, Inc. (Containers & Packaging)	715	82,368
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	877	62,811
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,134	48,841
ASGN, Inc.* (Professional Services)	585	40,049
Ashland Global Holdings, Inc.(a) (Chemicals)	674	50,874
Associated Banc-Corp. (Banks)	1,712	21,982
AutoNation, Inc.* (Specialty Retail)	641	32,909
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	532	16,316
Avient Corp. (Chemicals)	1,018	24,330
Avis Budget Group, Inc.* (Road & Rail)	597	15,462
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,100	29,392
Axon Enterprise, Inc.* (Aerospace & Defense)	699	58,108
BancorpSouth Bank (Banks)	1,083	22,667
Bank of Hawaii Corp.(a) (Banks)	446	25,257
Bank OZK (Banks)	1,347	32,395
Belden, Inc. (Electronic Equipment, Instruments & Components)	426	13,462
Bio-Techne Corp. (Life Sciences Tools & Services)	426	117,219
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,374	55,029
Black Hills Corp. (Multi-Utilities)	699	40,444
Blackbaud, Inc. (Software)	553	34,585
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	892	21,114
Brighthouse Financial, Inc.* (Insurance)	1,046	29,644
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,303	38,018
Brown & Brown, Inc. (Insurance)	2,621	119,176
Brunswick Corp. (Leisure Products)	882	59,076
Cable One, Inc. (Media)	59	107,532
Cabot Corp. (Chemicals)	629	22,946
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	324	48,833
CACI International, Inc.*—Class A (IT Services)	280	58,190
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,699	52,754
Camden Property Trust (Equity Real Estate Investment Trusts)	1,085	98,528
Cantel Medical Corp. (Health Care Equipment & Supplies)	413	19,514
Carlisle Cos., Inc. (Industrial Conglomerates)	612	72,877
Carter's, Inc.(a) (Textiles, Apparel & Luxury Goods)	486	38,258
Casey's General Stores, Inc.(a) (Food & Staples Retailing)	410	65,267
Catalent, Inc.* (Pharmaceuticals)	1,810	158,086
Cathay General Bancorp (Banks)	842	20,360
CDK Global, Inc. (Software)	1,354	61,553
Ceridian HCM Holding, Inc.*(a) (Software)	1,131	88,546
ChampionX Corp.* (Energy Equipment & Services)	2,070	19,686
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	551	109,643
Chemed Corp. (Health Care Providers & Services)	177	87,118
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	352	29,582
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	391	54,162
Ciena Corp.* (Communications Equipment)	1,712	101,881
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,138	27,835
Cinemark Holdings, Inc. (Entertainment)	1,192	14,101
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	650	44,545
CIT Group, Inc. (Banks)	1,096	20,791
Clean Harbors, Inc.* (Commercial Services & Supplies)	570	33,972
CNO Financial Group, Inc. (Insurance)	1,600	24,160
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,084	20,111
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,913	127,922
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	270	37,484
Colfax Corp.* (Machinery)	936	27,219
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	317	24,041
Commerce Bancshares, Inc.(a) (Banks)	1,118	64,017
Commercial Metals Co. (Metals & Mining)	1,327	27,442
CommVault Systems, Inc.* (Software)	473	20,850
Compass Minerals International, Inc. (Metals & Mining)	378	19,255
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,333	11,877
CoreLogic, Inc. (IT Services)	885	60,322
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	449	57,943

See accompanying notes to the financial statements.

196 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,250	$33,100
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,655	50,842
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	264	29,164
Crane Co. (Machinery)	549	31,057
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,205	83,049
Cullen/Frost Bankers, Inc.(a) (Banks)	634	45,686
Curtiss-Wright Corp. (Aerospace & Defense)	464	41,352
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,284	107,110
Dana, Inc. (Auto Components)	1,610	18,402
Darling Ingredients, Inc.* (Food Products)	1,828	51,056
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	312	65,286
Delphi Technologies PLC*(a) (Auto Components)	962	14,420
Dick's Sporting Goods, Inc. (Specialty Retail)	726	33,120
Domtar Corp. (Paper & Forest Products)	615	12,909
Donaldson Co., Inc. (Machinery)	1,405	67,918
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,837	53,530
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	915	62,889
Dycom Industries, Inc.* (Construction & Engineering)	352	15,076
Eagle Materials, Inc. (Construction Materials)	464	37,227
East West Bancorp, Inc. (Banks)	1,576	54,624
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	435	57,707
Eaton Vance Corp. (Capital Markets)	1,269	45,862
Edgewell Personal Care Co.* (Personal Products)	605	18,083
EMCOR Group, Inc. (Construction & Engineering)	611	41,854
Emergent BioSolutions, Inc.* (Biotechnology)	495	55,064
Encompass Health Corp. (Health Care Providers & Services)	1,108	75,433
Energizer Holdings, Inc. (Household Products)	709	35,542
EnerSys (Electrical Equipment)	473	31,814
Enphase Energy, Inc.* (Electrical Equipment)	907	54,747
EPR Properties (Equity Real Estate Investment Trusts)	863	24,708
EQT Corp. (Oil, Gas & Consumable Fuels)	2,847	41,338
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,528	43,696
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,233	44,178
Essential Utilities, Inc. (Water Utilities)	2,485	112,695
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,322	156,498
Evercore Partners, Inc.—Class A (Capital Markets)	452	24,996
Exelixis, Inc.* (Biotechnology)	3,417	78,899
F.N.B. Corp. (Banks)	3,600	26,676
FactSet Research Systems, Inc. (Capital Markets)	422	146,138
Fair Isaac Corp.* (Software)	323	141,857
Federated Hermes, Inc.—Class B (Capital Markets)	1,068	28,152
First American Financial Corp. (Insurance)	1,241	63,303
First Financial Bankshares, Inc. (Banks)	1,583	47,363
First Horizon National Corp. (Banks)	6,156	57,066
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,417	62,235
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	850	50,618
FirstCash, Inc. (Consumer Finance)	462	26,630
Five Below, Inc.* (Specialty Retail)	621	67,633
Flowers Foods, Inc.(a) (Food Products)	2,145	48,799
Fluor Corp. (Construction & Engineering)	1,562	15,917
Foot Locker, Inc. (Specialty Retail)	1,161	34,122
FTI Consulting, Inc.* (Professional Services)	413	49,329
Fulton Financial Corp. (Banks)	1,803	17,489
GATX Corp. (Trading Companies & Distributors)	389	23,725
Generac Holdings, Inc.* (Electrical Equipment)	698	109,990
Gentex Corp. (Auto Components)	2,728	73,629
Genworth Financial, Inc.*—Class A (Insurance)	5,608	11,440
Glacier Bancorp, Inc. (Banks)	989	34,922
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	843	40,616
Graco, Inc. (Machinery)	1,856	98,813
Graham Holdings Co.—Class B (Diversified Consumer Services)	48	19,122
Grand Canyon Education, Inc.* (Diversified Consumer Services)	527	46,766
Greif, Inc.—Class A (Containers & Packaging)	295	10,263
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	708	31,145
GrubHub, Inc.* (Internet & Direct Marketing Retail)	1,025	74,046
Haemonetics Corp.* (Health Care Equipment & Supplies)	561	49,177
Hancock Whitney Corp. (Banks)	961	18,317
Harley-Davidson, Inc. (Automobiles)	1,707	44,433
Hawaiian Electric Industries, Inc.(a) (Electric Utilities)	1,216	44,092
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,503	44,038
Healthcare Services Group, Inc.(a) (Commercial Services & Supplies)	829	21,712
HealthEquity, Inc.*(a) (Health Care Providers & Services)	846	43,620
Helen of Troy, Ltd.* (Household Durables)	281	52,898
Herman Miller, Inc. (Commercial Services & Supplies)	655	15,347
Hexcel Corp. (Aerospace & Defense)	930	34,689
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,158	44,398
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	742	72,137
HNI Corp.(a) (Commercial Services & Supplies)	475	14,108
Home BancShares, Inc. (Banks)	1,711	27,941
Hubbell, Inc. (Electrical Equipment)	604	81,522
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,708	40,258
IAA, Inc.* (Commercial Services & Supplies)	1,485	64,374
ICU Medical, Inc.*(a) (Health Care Equipment & Supplies)	216	39,686
IDACORP, Inc. (Electric Utilities)	562	52,407

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 197

Common Stocks, continued

	Shares	Value
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,075	$54,524
Ingevity Corp.* (Chemicals)	459	26,842
Ingredion, Inc. (Food Products)	746	64,528
Insperity, Inc. (Professional Services)	406	27,145
Integra LifeSciences Holdings Corp.*(a) (Health Care Equipment & Supplies)	785	37,484
Interactive Brokers Group, Inc.—Class A (Capital Markets)	855	42,408
InterDigital, Inc. (Communications Equipment)	343	20,587
International Bancshares Corp. (Banks)	620	18,860
ITT, Inc. (Machinery)	962	55,536
j2 Global, Inc.* (Software)	505	28,644
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,528	53,266
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	253	20,774
Janus Henderson Group PLC (Capital Markets)	1,710	35,722
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,310	38,003
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,516	40,759
JetBlue Airways Corp.* (Airlines)	3,005	31,072
John Wiley & Sons, Inc.—Class A (Media)	487	16,475
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	575	56,873
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,440	21,787
KB Home (Household Durables)	969	32,597
KBR, Inc. (IT Services)	1,585	35,250
Kemper Corp. (Insurance)	683	53,629
Kennametal, Inc.(a) (Machinery)	924	24,911
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,180	68,759
Kirby Corp.* (Marine)	669	30,935
Knight-Swift Transportation Holdings, Inc.(a) (Road & Rail)	1,362	59,234
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	962	63,232
Lancaster Colony Corp. (Food Products)	221	35,048
Landstar System, Inc. (Road & Rail)	428	52,122
Lear Corp.(a) (Auto Components)	608	67,111
LendingTree, Inc.* (Thrifts & Mortgage Finance)	86	29,781
Lennox International, Inc. (Building Products)	388	104,038
LHC Group, Inc.* (Health Care Providers & Services)	331	64,581
Life Storage, Inc. (Equity Real Estate Investment Trusts)	523	51,322
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	179	20,975
Lincoln Electric Holdings, Inc.(a) (Machinery)	662	59,838
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	270	47,966
LivaNova PLC* (Health Care Equipment & Supplies)	541	25,178
LiveRamp Holdings, Inc.* (IT Services)	728	33,175
LogMeIn, Inc. (Software)	543	46,595
Louisiana-Pacific Corp. (Paper & Forest Products)	1,250	39,587
Lumentum Holdings, Inc.* (Communications Equipment)	835	77,513
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,009	14,550
Manhattan Associates, Inc.* (Software)	707	67,724
ManpowerGroup, Inc. (Professional Services)	647	44,507
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	407	34,457
Masimo Corp.* (Health Care Equipment & Supplies)	555	122,166
MasTec, Inc.* (Construction & Engineering)	649	25,817
Mattel, Inc.*(a) (Leisure Products)	3,865	42,940
MAXIMUS, Inc. (IT Services)	683	50,685
MDU Resources Group, Inc. (Multi-Utilities)	2,234	46,870
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,887	118,504
MEDNAX, Inc.* (Health Care Providers & Services)	952	19,021
Mercury General Corp. (Insurance)	302	12,959
Mercury Systems, Inc.* (Aerospace & Defense)	619	47,929
Minerals Technologies, Inc. (Chemicals)	380	17,814
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	611	77,866
Molina Healthcare, Inc.* (Health Care Providers & Services)	660	121,902
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	464	122,964
MSA Safety, Inc. (Commercial Services & Supplies)	398	47,175
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	506	33,401
Murphy Oil Corp.(a) (Oil, Gas & Consumable Fuels)	1,627	21,493
Murphy USA, Inc.* (Specialty Retail)	306	40,517
National Fuel Gas Co. (Gas Utilities)	1,007	40,854
National Instruments Corp.(a) (Electronic Equipment, Instruments & Components)	1,310	46,505
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,916	67,922
Navient Corp. (Consumer Finance)	1,900	15,124
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,424	26,244
Nektar Therapeutics* (Pharmaceuticals)	1,983	43,943
NetScout Systems, Inc.* (Communications Equipment)	708	18,026
New Jersey Resources Corp. (Gas Utilities)	1,067	33,141
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,169	54,430
NewMarket Corp. (Chemicals)	80	29,985
Nordson Corp. (Machinery)	572	110,756
Nordstrom, Inc.(a) (Multiline Retail)	1,207	16,524
NorthWestern Corp.(a) (Multi-Utilities)	563	31,674
Nu Skin Enterprises, Inc.—Class A (Personal Products)	578	25,924
NuVasive, Inc.* (Health Care Equipment & Supplies)	571	32,627
nVent Electric PLC (Electrical Equipment)	1,741	31,617
OGE Energy Corp. (Electric Utilities)	2,230	73,367
O-I Glass, Inc. (Containers & Packaging)	1,745	18,218
Old Republic International Corp. (Insurance)	3,184	51,167

See accompanying notes to the financial statements.

198 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Olin Corp. (Chemicals)	1,759	$19,771
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	630	66,213
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,528	81,856
ONE Gas, Inc.(a) (Gas Utilities)	589	44,587
Oshkosh Corp. (Machinery)	758	59,670
Owens Corning (Building Products)	1,202	72,685
PacWest Bancorp (Banks)	1,298	23,721
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	248	23,478
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,625	21,709
Patterson Cos., Inc. (Health Care Providers & Services)	961	25,524
Paylocity Holding Corp.* (Software)	401	53,413
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,136	9,860
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,457	15,444
Penn National Gaming, Inc.*(a) (Hotels, Restaurants & Leisure)	1,439	48,710
Penumbra, Inc.* (Health Care Equipment & Supplies)	368	81,663
Perspecta, Inc. (IT Services)	1,521	32,549
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,257	40,716
Pilgrim's Pride Corp.* (Food Products)	577	8,857
Pinnacle Financial Partners, Inc. (Banks)	794	31,458
PNM Resources, Inc. (Electric Utilities)	888	37,500
Polaris, Inc. (Leisure Products)	641	66,427
Pool Corp. (Distributors)	445	140,932
Post Holdings, Inc.* (Food Products)	714	63,360
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	746	31,936
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	709	75,551
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	558	20,752
Primerica, Inc. (Insurance)	454	54,326
Prosperity Bancshares, Inc. (Banks)	1,032	57,338
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	224	30,901
PTC, Inc.* (Software)	1,160	99,249
Qualys, Inc.* (Software)	373	46,058
Quidel Corp.* (Health Care Equipment & Supplies)	426	120,332
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,543	42,865
Regal Beloit Corp. (Electrical Equipment)	451	41,478
Reinsurance Group of America, Inc. (Insurance)	756	64,449
Reliance Steel & Aluminum Co. (Metals & Mining)	709	69,666
RenaissanceRe Holdings, Ltd. (Insurance)	560	101,013
Repligen Corp.* (Biotechnology)	525	79,228
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,360	63,825
RH* (Specialty Retail)	185	53,175
RLI Corp. (Insurance)	445	39,218
Royal Gold, Inc. (Metals & Mining)	731	102,290
RPM International, Inc. (Chemicals)	1,443	117,735
Ryder System, Inc. (Road & Rail)	599	21,941
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,290	33,755
Sabre Corp. (IT Services)	3,070	23,209
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,258	14,605
Sanderson Farms, Inc. (Food Products)	221	24,640
Science Applications International Corp. (IT Services)	550	43,989
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	611	10,735
SEI Investments Co. (Capital Markets)	1,385	72,477
Selective Insurance Group, Inc. (Insurance)	665	36,136
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	726	40,460
Sensient Technologies Corp.(a) (Chemicals)	472	24,643
Service Corp. International (Diversified Consumer Services)	1,985	86,069
Service Properties Trust (Equity Real Estate Investment Trusts)	1,834	12,288
Signature Bank(a) (Banks)	597	61,210
Silgan Holdings, Inc.(a) (Containers & Packaging)	865	33,086
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	487	48,948
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	878	15,268
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,517	44,418
SLM Corp. (Consumer Finance)	4,179	28,292
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	553	96,830
Sonoco Products Co.(a) (Containers & Packaging)	1,118	57,845
Southwest Gas Holdings, Inc. (Gas Utilities)	614	42,759
Spire, Inc. (Gas Utilities)	571	35,208
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,147	39,526
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,312	34,611
Steel Dynamics, Inc. (Metals & Mining)	2,344	64,249
Stericycle, Inc.* (Commercial Services & Supplies)	1,019	61,583
Sterling Bancorp (Banks)	2,167	24,379
Stifel Financial Corp. (Capital Markets)	763	36,990
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,479	58,728
Strategic Education, Inc. (Diversified Consumer Services)	248	31,300
Sunrun, Inc.* (Electrical Equipment)	881	32,324
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	379	30,328
Syneos Health, Inc.* (Life Sciences Tools & Services)	696	43,423
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	460	57,380
Synovus Financial Corp. (Banks)	1,641	33,066
Taubman Centers, Inc.(a) (Equity Real Estate Investment Trusts)	686	26,562

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 199

Common Stocks, continued

	Shares	Value
Taylor Morrison Home Corp.* (Household Durables)	1,444	$33,862
TCF Financial Corp. (Banks)	1,695	46,596
TEGNA, Inc. (Media)	2,435	28,684
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,088	21,129
Tempur Sealy International, Inc.* (Household Durables)	482	39,018
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,167	30,855
Teradata Corp.*(a) (IT Services)	1,209	25,389
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,847	164,308
Terex Corp. (Machinery)	710	13,384
Tetra Tech, Inc. (Commercial Services & Supplies)	602	53,367
Texas Capital Bancshares, Inc.* (Banks)	562	18,670
Texas Roadhouse, Inc.(a)—Class A (Hotels, Restaurants & Leisure)	726	40,794
The Boston Beer Co., Inc.*—Class A (Beverages)	108	87,528
The Brink's Co. (Commercial Services & Supplies)	563	24,969
The Chemours Co. (Chemicals)	1,830	33,910
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,352	14,372
The Goodyear Tire & Rubber Co. (Auto Components)	2,593	23,363
The Hain Celestial Group, Inc.* (Food Products)	875	29,733
The Hanover Insurance Group, Inc. (Insurance)	423	43,095
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	1,355	10,339
The Middleby Corp.* (Machinery)	619	51,414
The New York Times Co.—Class A (Media)	1,608	74,193
The Scotts Miracle-Gro Co.—Class A (Chemicals)	439	69,612
The Timken Co. (Machinery)	753	34,382
The Toro Co. (Machinery)	1,194	85,192
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,985	46,012
Thor Industries, Inc. (Automobiles)	615	70,104
Toll Brothers, Inc. (Household Durables)	1,288	49,202
Tootsie Roll Industries, Inc.(a) (Food Products)	191	6,055
TopBuild Corp.* (Household Durables)	372	49,074
Transocean, Ltd.*(a) (Energy Equipment & Services)	6,437	13,131
TreeHouse Foods, Inc.* (Food Products)	629	27,563
Trex Co., Inc.* (Building Products)	645	89,868
TRI Pointe Group, Inc.* (Household Durables)	1,451	24,261
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	2,783	123,871
Trinity Industries, Inc. (Machinery)	1,050	20,507
TripAdvisor, Inc. (Interactive Media & Services)	1,123	22,719
Trustmark Corp. (Banks)	707	15,922
UGI Corp. (Gas Utilities)	2,321	77,382
UMB Financial Corp. (Banks)	472	23,506
Umpqua Holdings Corp. (Banks)	2,454	26,626
United Bankshares, Inc. (Banks)	1,417	37,295
United States Steel Corp.(a) (Metals & Mining)	2,451	16,324
United Therapeutics Corp.* (Biotechnology)	490	54,620
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,543	27,265
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	472	82,340
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,234	12,932
Urban Outfitters, Inc.*(a) (Specialty Retail)	784	12,967
Valley National Bancorp (Banks)	4,364	32,599
Valmont Industries, Inc. (Construction & Engineering)	238	28,846
Valvoline, Inc. (Chemicals)	2,062	42,312
ViaSat, Inc.* (Communications Equipment)	651	24,712
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,477	23,174
Visteon Corp.* (Auto Components)	310	22,509
Washington Federal, Inc. (Thrifts & Mortgage Finance)	844	19,699
Watsco, Inc. (Trading Companies & Distributors)	365	86,166
Webster Financial Corp. (Banks)	1,005	27,406
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,342	22,895
Werner Enterprises, Inc. (Road & Rail)	639	28,106
WEX, Inc.* (IT Services)	485	76,810
Williams-Sonoma, Inc. (Specialty Retail)	866	75,446
Wintrust Financial Corp. (Banks)	641	27,435
Woodward, Inc. (Machinery)	632	47,362
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	705	16,589
World Wrestling Entertainment, Inc.(a)—Class A (Entertainment)	516	24,051
Worthington Industries, Inc. (Metals & Mining)	408	15,267
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,550	27,164
WW International, Inc.* (Diversified Consumer Services)	519	13,380
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	949	25,243
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,037	45,794
XPO Logistics, Inc.* (Air Freight & Logistics)	1,015	76,145
Yelp, Inc.* (Interactive Media & Services)	729	18,210
TOTAL COMMON STOCKS (Cost $11,548,411)		18,353,445

Repurchase Agreements(b)(c) (42.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $13,253,030	$13,253,000	$13,253,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,253,000)		13,253,000

See accompanying notes to the financial statements.

200 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Collateral for Securities Loaned(d) (3.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	680,227	$680,227
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	3,223	3,223
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	14,030	14,030
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	420,886	420,886
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,118,366)		1,118,366
TOTAL INVESTMENT SECURITIES (Cost $25,919,777)—105.5%		32,724,811
Net other assets (liabilities)—(5.5)%		(1,705,347)
NET ASSETS—100.0%		$31,019,464

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $1,049,930.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $6,026,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	15	9/21/20	$2,790,450	$122,948

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/20	0.56%	$9,059,783	$(15,651)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/20	0.31%	6,069,620	(14,044)
				$15,129,403	$(29,695)
S&P MidCap 400	UBS AG	8/27/20	0.46%	$17,810,893	$(26,053)
SPDR S&P MidCap 400 ETF	UBS AG	8/27/20	0.41%	7,984,423	(13,283)
				$25,795,316	$(39,336)
				$40,924,719	$(69,031)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 201

UltraMid-Cap ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$182,078	0.6%
Air Freight & Logistics	76,145	0.3%
Airlines	31,072	0.1%
Auto Components	235,625	0.8%
Automobiles	114,537	0.4%
Banks	1,043,639	3.4%
Beverages	87,528	0.3%
Biotechnology	337,627	1.1%
Building Products	266,591	0.9%
Capital Markets	468,929	1.5%
Chemicals	480,774	1.5%
Commercial Services & Supplies	358,394	1.2%
Communications Equipment	242,719	0.8%
Construction & Engineering	192,072	0.6%
Construction Materials	37,227	0.1%
Consumer Finance	70,046	0.2%
Containers & Packaging	201,780	0.6%
Distributors	140,932	0.4%
Diversified Consumer Services	216,451	0.7%
Diversified Financial Services	40,759	0.1%
Electric Utilities	241,582	0.8%
Electrical Equipment	427,294	1.4%
Electronic Equipment, Instruments & Components	677,757	2.2%
Energy Equipment & Services	32,817	0.1%
Entertainment	38,152	0.1%
Equity Real Estate Investment Trusts	1,761,869	5.7%
Food & Staples Retailing	186,052	0.6%
Food Products	359,640	1.2%
Gas Utilities	273,931	0.9%
Health Care Equipment & Supplies	656,897	2.1%
Health Care Providers & Services	582,128	1.9%
Hotels, Restaurants & Leisure	560,929	1.8%
Household Durables	280,912	0.9%
Household Products	35,542	0.1%
Industrial Conglomerates	72,877	0.2%
Insurance	837,264	2.7%
Interactive Media & Services	40,929	0.1%
Internet & Direct Marketing Retail	230,544	0.7%
IT Services	460,506	1.5%
Leisure Products	168,443	0.5%
Life Sciences Tools & Services	345,836	1.1%
Machinery	833,375	2.7%
Marine	30,935	0.1%
Media	237,325	0.8%
Metals & Mining	326,755	1.0%
Multiline Retail	82,737	0.3%
Multi-Utilities	118,988	0.4%
Oil, Gas & Consumable Fuels	225,843	0.7%
Paper & Forest Products	52,496	0.2%
Personal Products	44,007	0.1%
Pharmaceuticals	222,781	0.7%
Professional Services	161,030	0.5%
Real Estate Management & Development	56,873	0.2%
Road & Rail	176,865	0.6%
Semiconductors & Semiconductor Equipment	891,090	2.9%
Software	723,687	2.3%
Specialty Retail	421,116	1.4%
Technology Hardware, Storage & Peripherals	26,244	0.1%
Textiles, Apparel & Luxury Goods	172,003	0.5%
Thrifts & Mortgage Finance	148,088	0.5%
Trading Companies & Distributors	170,557	0.5%
Water Utilities	112,695	0.4%
Wireless Telecommunication Services	21,129	0.1%
Other**	12,666,019	40.8%
Total	$31,019,464	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

202 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (60.5%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	27,104	$2,239,604
Adobe, Inc.* (Software)	16,949	7,530,780
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	41,200	3,190,116
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,768	796,142
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,771	814,175
Alphabet, Inc.*—Class A (Interactive Media & Services)	9,494	14,126,597
Alphabet, Inc.*—Class C (Interactive Media & Services)	9,270	13,747,039
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	13,755	43,530,174
Amgen, Inc. (Biotechnology)	20,693	5,062,957
Analog Devices, Inc.(a) (Semiconductors & Semiconductor Equipment)	12,960	1,488,456
ANSYS, Inc.* (Software)	3,011	935,217
Apple, Inc. (Technology Hardware, Storage & Peripherals)	119,528	50,804,181
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,239	2,073,935
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,704	956,459
Autodesk, Inc.* (Software)	7,710	1,822,875
Automatic Data Processing, Inc. (IT Services)	15,118	2,009,333
Baidu, Inc.*ADR (Interactive Media & Services)	9,674	1,155,076
Biogen, Inc.* (Biotechnology)	5,741	1,576,995
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,361	762,111
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,440	2,393,467
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,064	4,454,772
Cadence Design Systems, Inc.* (Software)	9,821	1,072,944
CDW Corp. (Electronic Equipment, Instruments & Components)	5,006	581,948
Cerner Corp. (Health Care Technology)	10,706	743,532
Charter Communications, Inc.*—Class A (Media)	7,263	4,212,540
Check Point Software Technologies, Ltd.* (Software)	5,030	630,511
Cintas Corp. (Commercial Services & Supplies)	3,660	1,104,844
Cisco Systems, Inc. (Communications Equipment)	148,530	6,995,763
Citrix Systems, Inc. (Software)	4,343	620,007
Cognizant Technology Solutions Corp.—Class A (IT Services)	19,016	1,299,173
Comcast Corp.—Class A (Media)	160,223	6,857,544
Copart, Inc.* (Commercial Services & Supplies)	8,259	770,152
Costco Wholesale Corp. (Food & Staples Retailing)	15,534	5,056,783
CSX Corp. (Road & Rail)	26,927	1,920,972
DexCom, Inc.* (Health Care Equipment & Supplies)	3,248	1,414,634
DocuSign, Inc.* (Software)	6,442	1,396,819
Dollar Tree, Inc.* (Multiline Retail)	8,345	779,006
eBay, Inc. (Internet & Direct Marketing Retail)	24,718	1,366,411
Electronic Arts, Inc.* (Entertainment)	10,155	1,438,151
Exelon Corp. (Electric Utilities)	34,277	1,323,435
Expedia Group, Inc. (Internet & Direct Marketing Retail)	4,765	386,013
Facebook, Inc.*—Class A (Interactive Media & Services)	66,310	16,820,858
Fastenal Co. (Trading Companies & Distributors)	20,150	947,856
Fiserv, Inc.* (IT Services)	23,551	2,350,154
Fox Corp.—Class A (Media)	12,053	310,606
Fox Corp.—Class B (Media)	9,184	236,672
Gilead Sciences, Inc. (Biotechnology)	44,126	3,068,081
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,988	1,188,477
Illumina, Inc.* (Life Sciences Tools & Services)	5,171	1,976,149
Incyte Corp.* (Biotechnology)	7,647	755,218
Intel Corp. (Semiconductors & Semiconductor Equipment)	148,941	7,108,954
Intuit, Inc. (Software)	9,173	2,810,332
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,102	2,811,675
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	32,656	2,083,126
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,454	1,089,873
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,106	1,925,779
Liberty Global PLC*—Class A (Media)	6,411	150,049
Liberty Global PLC*—Class C (Media)	14,477	329,497
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,373	1,423,805
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	11,407	956,192
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,379	638,616
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,749	1,966,960
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,630	877,930
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	39,124	1,958,352
Microsoft Corp. (Software)	209,128	42,873,330
Moderna, Inc.* (Biotechnology)	13,669	1,012,873
Mondelez International, Inc.—Class A (Food Products)	50,215	2,786,430
Monster Beverage Corp.* (Beverages)	18,523	1,453,685
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	7,780	344,654
NetEase, Inc.ADR (Entertainment)	2,606	1,194,643
Netflix, Inc.* (Entertainment)	15,471	7,563,462
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,634	9,185,579
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	9,816	1,153,674
O'Reilly Automotive, Inc.* (Specialty Retail)	2,611	1,246,440
PACCAR, Inc. (Machinery)	12,162	1,034,743
Paychex, Inc. (IT Services)	12,619	907,558
PayPal Holdings, Inc.* (IT Services)	41,304	8,098,476
PepsiCo, Inc. (Beverages)	48,809	6,719,047

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 203

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	39,572	$4,179,199
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,548	2,242,584
Ross Stores, Inc. (Specialty Retail)	12,502	1,121,054
Seattle Genetics, Inc.* (Biotechnology)	6,089	1,012,418
Sirius XM Holdings, Inc.(a) (Media)	154,046	905,790
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,869	854,409
Splunk, Inc.* (Software)	5,588	1,172,474
Starbucks Corp. (Hotels, Restaurants & Leisure)	41,098	3,145,230
Synopsys, Inc.* (Software)	5,304	1,056,663
Take-Two Interactive Software, Inc.* (Entertainment)	4,008	657,392
Tesla, Inc.* (Automobiles)	6,521	9,329,986
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	32,285	4,117,952
The Kraft Heinz Co. (Food Products)	42,981	1,477,687
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	43,471	4,667,916
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	18,397	500,398
Ulta Beauty, Inc.* (Specialty Retail)	1,981	382,313
VeriSign, Inc.* (IT Services)	4,064	860,268
Verisk Analytics, Inc.—Class A (Professional Services)	5,708	1,077,157
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,121	2,480,912
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	30,858	1,256,229
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	10,543	454,403
Workday, Inc.*—Class A (Software)	6,121	1,107,411
Xcel Energy, Inc. (Electric Utilities)	18,474	1,275,445
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,554	918,272
Zoom Video Communications, Inc.*—Class A (Software)	5,894	1,496,546
TOTAL COMMON STOCKS (Cost $89,720,691)		388,551,556

Repurchase Agreements(b)(c) (36.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $233,803,537	$233,803,000	$233,803,000
TOTAL REPURCHASE AGREEMENTS (Cost $233,803,000)		233,803,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.13%(e)	534,890	$534,890
Fidelity Investments Money Market Government Portfolio—Class I, 0.13%(e)	2,534	2,534
Invesco Government & Agency Portfolio—Institutional Shares, 0.15%(e)	11,032	11,032
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.16%(e)	330,960	330,960
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $879,416)		879,416
TOTAL INVESTMENT SECURITIES (Cost $324,403,107)—96.9%		623,233,972
Net other assets (liabilities)—3.1%		20,008,917
NET ASSETS—100.0%		$643,242,889

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $861,120.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $107,820,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.
NYS	New York Shares
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

204 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	416	9/21/20	$90,669,280	$1,935,379

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/20	0.46%	$128,208,913	$2,869,418
Nasdaq-100 Index	Goldman Sachs International	8/27/20	0.66%	223,507,284	4,811,902
				$351,716,197	$7,681,320
Invesco QQQ Trust, Series 1 ETF	UBS AG	8/27/20	0.51%	$150,262,871	$3,197,067
Nasdaq-100 Index	UBS AG	8/27/20	0.91%	306,629,436	6,300,155
				$456,892,307	$9,497,222
				$808,608,504	$17,178,542

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Automobiles	$9,329,986	1.5%
Beverages	8,172,732	1.3%
Biotechnology	18,770,291	2.9%
Commercial Services & Supplies	1,874,996	0.3%
Communications Equipment	6,995,763	1.1%
Electric Utilities	2,598,880	0.4%
Electronic Equipment, Instruments & Components	581,948	0.1%
Entertainment	13,093,252	2.0%
Food & Staples Retailing	6,313,012	1.0%
Food Products	4,264,117	0.7%
Health Care Equipment & Supplies	6,228,961	1.0%
Health Care Technology	743,532	0.1%
Hotels, Restaurants & Leisure	4,101,422	0.6%
Interactive Media & Services	45,849,570	7.1%
Internet & Direct Marketing Retail	52,226,549	8.1%
IT Services	15,524,962	2.4%
Life Sciences Tools & Services	1,976,149	0.3%
Machinery	1,034,743	0.2%
Media	13,002,698	2.0%
Multiline Retail	779,006	0.1%
Professional Services	1,077,157	0.2%
Road & Rail	1,920,972	0.3%
Semiconductors & Semiconductor Equipment	46,172,327	7.2%
Software	64,525,909	10.1%
Specialty Retail	2,749,807	0.4%
Technology Hardware, Storage & Peripherals	51,603,238	8.0%
Textiles, Apparel & Luxury Goods	1,423,805	0.2%
Trading Companies & Distributors	947,856	0.2%
Wireless Telecommunication Services	4,667,916	0.7%
Other**	254,691,333	39.5%
Total	$643,242,889	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 205

Repurchase Agreements(a)(b) (101.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $643,001	$643,000	$643,000
TOTAL REPURCHASE AGREEMENTS (Cost $643,000)		643,000
TOTAL INVESTMENT SECURITIES (Cost $643,000)—101.2%		643,000
Net other assets (liabilities)—(1.2)%		(7,754)
NET ASSETS—100.0%		$635,246

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $124,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	8/27/20	0.89%	$(666,646)	$(5,414)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	8/27/20	1.14%	(597,549)	(4,452)
				$(1,264,195)	$(9,866)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

206 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (103.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $5,802,013	$5,802,000	$5,802,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,802,000)		5,802,000
TOTAL INVESTMENT SECURITIES (Cost $5,802,000)—103.4%		5,802,000
Net other assets (liabilities)—(3.4)%		(193,032)
NET ASSETS—100.0%		$5,608,968

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $1,896,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	8	9/21/20	$(1,053,040)	$20,305

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/20	(0.31)%	$(3,605,941)	$31,936
Dow Jones Industrial Average	UBS AG	8/27/20	(0.31)%	(6,561,006)	35,319
				$(10,166,947)	$67,255

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 207

Repurchase Agreements(a)(b) (95.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $987,002	$987,000	$987,000
TOTAL REPURCHASE AGREEMENTS (Cost $987,000)		987,000
TOTAL INVESTMENT SECURITIES (Cost $987,000)—95.2%		987,000
Net other assets (liabilities)—4.8%		49,372
NET ASSETS—100.0%		$1,036,372

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $176,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/20	0.39%	$(1,022,493)	$18,346
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	8/27/20	0.39%	(1,058,845)	3,659
				$(2,081,338)	$22,005

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

208 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (94.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $2,324,005	$2,324,000	$2,324,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,324,000)		2,324,000
TOTAL INVESTMENT SECURITIES (Cost $2,324,000)—94.7%		2,324,000
Net other assets (liabilities)—5.3%		131,041
NET ASSETS—100.0%		$2,455,041

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $323,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/20	0.29%	$(1,852,681)	$63,242
MSCI EAFE Index	UBS AG	8/27/20	0.19%	(3,076,873)	94,700
				$(4,929,554)	$157,942

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 209

Repurchase Agreements(a) (86.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $732,002	$732,000	$732,000
TOTAL REPURCHASE AGREEMENTS (Cost $732,000)		732,000
TOTAL INVESTMENT SECURITIES (Cost $732,000)—86.7%		732,000
Net other assets (liabilities)—13.3%		112,498
NET ASSETS—100.0%		$844,498

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	13	9/11/20	$(1,424,475)	$56,450

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/20	(0.31)%	$(255,070)	$7,808

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

210 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (93.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $2,955,007	$2,955,000	$2,955,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,955,000)		2,955,000
TOTAL INVESTMENT SECURITIES (Cost $2,955,000)—93.1%		2,955,000
Net other assets (liabilities)—6.9%		218,235
NET ASSETS—100.0%		$3,173,235

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $172,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/20	0.49%	$(3,598,832)	$100,828
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	8/27/20	0.39%	(2,752,548)	92,413
				$(6,351,380)	$193,241

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 211

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $2,691,006	$2,691,000	$2,691,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,691,000)		2,691,000
TOTAL INVESTMENT SECURITIES (Cost $2,691,000)—97.9%		2,691,000
Net other assets (liabilities)—2.1%		57,757
NET ASSETS—100.0%		$2,748,757

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $966,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/21/20	$(186,030)	$(1,112)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/20	(0.16)%	$(2,045,359)	$(3,364)
S&P MidCap 400	UBS AG	8/27/20	(0.11)%	(3,266,955)	(348)
				$(5,312,314)	$(3,712)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

212 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Repurchase Agreements(a)(b) (544.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $52,416,120	$52,416,000	$52,416,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,416,000)		52,416,000
TOTAL INVESTMENT SECURITIES (Cost $52,416,000)—544.4%		52,416,000
Net other assets (liabilities)—(444.4)%(c)		(42,787,912)
NET ASSETS—100.0%		$9,628,088

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $17,768,000.
(c)	Amount includes $40,905,869 of Net payable for capital shares redeemed.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	6	9/21/20	$(1,307,730)	$5,337

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/20	(0.41)%	$(9,112,514)	$(792,347)
Nasdaq-100 Index	UBS AG	8/27/20	(0.26)%	(8,733,282)	(1,161,604)
				$(17,845,796)	$(1,953,951)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 213

Repurchase Agreements(a)(b) (97.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $7,732,018	$7,732,000	$7,732,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,732,000)		7,732,000
TOTAL INVESTMENT SECURITIES (Cost $7,732,000)—97.6%		7,732,000
Net other assets (liabilities)—2.4%		187,942
NET ASSETS—100.0%		$7,919,942

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $2,950,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	9/21/20	$(369,650)	$(7,049)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/20	0.14%	$(5,300,620)	$13,158
Russell 2000 Index	UBS AG	8/27/20	0.39%	(10,166,780)	(3,892)
				$(15,467,400)	$9,266

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

214 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (57.4%)

	Percentage of Net Assets	Shares	Value
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.1%	1,081	$46,559
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.2%	1,475	59,074
Blackline, Inc.* (Software)	0.1%	541	48,100
Blueprint Medicines Corp.* (Biotechnology)	0.1%	585	42,810
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	783	42,634
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	0.1%	313	47,176
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	0.1%	1,464	45,457
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.2%	410	56,793
Darling Ingredients, Inc.* (Food Products)	0.1%	1,733	48,403
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.2%	301	62,984
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.2%	416	55,186
Emergent BioSolutions, Inc.* (Biotechnology)	0.2%	481	53,505
Envestnet, Inc.* (Software)	0.1%	572	46,446
Essent Group, Ltd. (Thrifts & Mortgage Finance)	0.1%	1,170	41,921
Exponent, Inc. (Professional Services)	0.1%	553	46,486
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,456	42,661
Helen of Troy, Ltd.* (Household Durables)	0.2%	273	51,392
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	1,072	54,373
Kinsale Capital Group, Inc. (Insurance)	0.1%	224	43,657
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.1%	1,449	45,049
LHC Group, Inc.* (Health Care Providers & Services)	0.2%	327	63,802
Lithia Motors, Inc.—Class A (Specialty Retail)	0.2%	238	54,538
MAXIMUS, Inc. (IT Services)	0.1%	659	48,903
Mirati Therapeutics, Inc.* (Biotechnology)	0.1%	396	48,039
Myokardia, Inc.* (Pharmaceuticals)	0.1%	535	48,219
Neogen Corp.* (Health Care Equipment & Supplies)	0.1%	568	43,604
NeoGenomics, Inc.* (Life Sciences Tools & Services)	0.1%	1,116	42,664
Nevro Corp.* (Health Care Equipment & Supplies)	0.1%	361	47,998
Novavax, Inc.* (Biotechnology)	0.3%	628	89,866
ONE Gas, Inc. (Gas Utilities)	0.1%	565	42,770
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	0.1%	1,443	48,846
Portland General Electric Co. (Electric Utilities)	0.1%	969	42,763
Q2 Holdings, Inc.* (Software)	0.1%	534	50,223
QTS Realty Trust, Inc.— Class A (Equity Real Estate Investment Trusts)	0.1%	647	46,551
Qualys, Inc.* (Software)	0.1%	367	45,317
Redfin Corp.* (Real Estate Management & Development)	0.1%	1,034	42,993
RH* (Specialty Retail)	0.2%	180	51,737
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	467	46,938
Simpson Manufacturing Co., Inc. (Building Products)	0.1%	470	45,382
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	0.2%	450	57,613
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	0.2%	1,615	52,648
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	0.1%	178	46,330
Sunrun, Inc.* (Electrical Equipment)	0.1%	1,252	45,936
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	0.1%	719	43,685
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	581	51,506
TopBuild Corp.* (Household Durables)	0.1%	356	46,964
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	0.1%	611	47,756
Wingstop, Inc. (Hotels, Restaurants & Leisure)	0.1%	319	49,844
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	0.1%	1,387	41,637
Other Common Stocks	50.3%	972,064	17,117,568
TOTAL COMMON STOCKS (Cost $14,446,659)			19,533,306

See accompanying notes to the financial statements.

July 31, 2020 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 215

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(a)(b) (37.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $12,831,029	$12,831,000	$12,831,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,831,000)		12,831,000
TOTAL INVESTMENT SECURITIES (Cost $27,277,659)—95.1%		32,364,306
Net other assets (liabilities)—4.9%		1,665,336
NET ASSETS—100.0%		$34,029,642

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2020, this security represented 0.00% of the net assets of the ProFund.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $6,105,000.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	88	9/21/20	$6,505,840	$113,429

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/20	0.16%	$2,810,006	$36,001
Russell 2000 Index	Goldman Sachs International	8/27/20	0.36%	12,341,772	2,545
				$15,151,778	$38,546
iShares Russell 2000 ETF	UBS AG	8/27/20	(0.09)%	$12,468,611	$2,850
Russell 2000 Index	UBS AG	8/27/20	0.11%	14,131,514	(68,453)
				$26,600,125	$(65,603)
				$41,751,903	$(27,057)
Total unrealized appreciation					$41,396
Total unrealized (depreciation)					(68,453)
Total net unrealized appreciation/(depreciation)					$(27,057)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

216 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2020

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$156,751	0.5%
Air Freight & Logistics	72,933	0.2%
Airlines	51,314	0.2%
Auto Components	254,098	0.7%
Automobiles	20,298	0.1%
Banks	1,505,001	4.4%
Beverages	58,309	0.2%
Biotechnology	1,965,310	5.7%
Building Products	320,051	0.9%
Capital Markets	292,927	0.9%
Chemicals	332,429	1.0%
Commercial Services & Supplies	422,081	1.2%
Communications Equipment	199,350	0.6%
Construction & Engineering	255,800	0.8%
Construction Materials	27,598	0.1%
Consumer Finance	134,247	0.4%
Containers & Packaging	41,393	0.1%
Distributors	15,843	NM
Diversified Consumer Services	148,314	0.4%
Diversified Financial Services	44,082	0.1%
Diversified Telecommunication Services	171,848	0.5%
Electric Utilities	155,865	0.5%
Electrical Equipment	205,784	0.6%
Electronic Equipment, Instruments & Components	468,287	1.4%
Energy Equipment & Services	136,386	0.4%
Entertainment	57,709	0.2%
Equity Real Estate Investment Trusts	1,208,170	3.6%
Food & Staples Retailing	169,599	0.5%
Food Products	280,719	0.8%
Gas Utilities	222,991	0.7%
Health Care Equipment & Supplies	709,331	2.1%
Health Care Providers & Services	490,772	1.4%
Health Care Technology	223,179	0.7%
Hotels, Restaurants & Leisure	556,478	1.6%
Household Durables	453,267	1.3%
Household Products	49,342	0.1%
Independent Power and Renewable Electricity Producers	65,984	0.2%
Industrial Conglomerates	8,320	NM
Insurance	468,114	1.4%
Interactive Media & Services	83,808	0.2%
Internet & Direct Marketing Retail	157,271	0.5%
IT Services	401,928	1.2%
Leisure Products	142,885	0.4%
Life Sciences Tools & Services	147,476	0.4%
Machinery	726,415	2.1%
Marine	23,459	0.1%
Media	166,919	0.5%
Metals & Mining	297,478	0.9%
Mortgage Real Estate Investment Trusts	263,660	0.8%
Multiline Retail	38,946	0.1%
Multi-Utilities	103,783	0.3%
Oil, Gas & Consumable Fuels	302,443	0.9%
Paper & Forest Products	108,060	0.3%
Personal Products	74,226	0.2%
Pharmaceuticals	367,146	1.1%
Professional Services	258,812	0.8%
Real Estate Management & Development	155,801	0.5%
Road & Rail	116,861	0.3%
Semiconductors & Semiconductor Equipment	586,854	1.7%
Software	1,096,570	3.2%
Specialty Retail	506,987	1.5%
Technology Hardware, Storage & Peripherals	38,570	0.1%
Textiles, Apparel & Luxury Goods	163,180	0.5%
Thrifts & Mortgage Finance	340,385	1.0%
Tobacco	26,886	0.1%
Trading Companies & Distributors	277,867	0.8%
Water Utilities	101,680	0.3%
Wireless Telecommunication Services	36,676	0.1%
Other**	14,496,336	42.6%
Total	$34,029,642	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 217

U.S. Treasury Obligation (65.1%)

	Principal Amount	Value
U.S. Treasury Bonds, 1.25%, 5/15/50	$15,620,000	$15,810,369
TOTAL U.S. TREASURY OBLIGATION (Cost $15,440,400)		15,810,369

Repurchase Agreements(a)(b) (34.8%)

Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $8,472,019	8,472,000	8,472,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,472,000)		8,472,000
TOTAL INVESTMENT SECURITIES (Cost $23,912,400)—99.9%		24,282,369
Net other assets (liabilities)—0.1%		29,362
NET ASSETS—100.0%		$24,311,731

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $289,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.25%, due on 5/15/50	Citibank North America	8/17/20	0.20%	$13,887,213	$379,206
30-Year U.S. Treasury Bond, 1.25%, due on 5/15/50	Societe' Generale	8/17/20	0.29%	809,750	26,808
				$14,696,963	$406,014

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

218 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (70.3%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	356	$21,111
Alliant Energy Corp. (Electric Utilities)	1,715	92,353
Ameren Corp. (Multi-Utilities)	1,697	136,167
American Electric Power Co., Inc. (Electric Utilities)	3,407	296,000
American Water Works Co., Inc. (Water Utilities)	1,244	183,203
Atmos Energy Corp. (Gas Utilities)	841	89,138
Avangrid, Inc. (Electric Utilities)	382	19,020
Avista Corp. (Multi-Utilities)	463	17,191
Black Hills Corp. (Multi-Utilities)	431	24,938
CenterPoint Energy, Inc. (Multi-Utilities)	3,744	71,173
CMS Energy Corp. (Multi-Utilities)	1,967	126,242
Consolidated Edison, Inc. (Multi-Utilities)	2,297	176,479
Dominion Energy, Inc. (Multi-Utilities)	5,769	467,463
DTE Energy Co. (Multi-Utilities)	1,324	153,094
Duke Energy Corp. (Electric Utilities)	5,051	428,021
Edison International (Electric Utilities)	2,598	144,631
Entergy Corp. (Electric Utilities)	1,376	144,659
Essential Utilities, Inc. (Water Utilities)	1,533	69,522
Evergy, Inc. (Electric Utilities)	1,559	101,070
Eversource Energy (Electric Utilities)	2,313	208,332
Exelon Corp. (Electric Utilities)	6,698	258,610
FirstEnergy Corp. (Electric Utilities)	3,724	107,996
Hawaiian Electric Industries, Inc. (Electric Utilities)	750	27,195
IDACORP, Inc. (Electric Utilities)	347	32,358
MDU Resources Group, Inc. (Multi-Utilities)	1,378	28,910
National Fuel Gas Co. (Gas Utilities)	621	25,194
New Jersey Resources Corp. (Gas Utilities)	658	20,437
NextEra Energy, Inc. (Electric Utilities)	3,364	944,274
NiSource, Inc. (Multi-Utilities)	2,631	64,328
NorthWestern Corp. (Multi-Utilities)	347	19,522
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	1,678	56,733
ONE Gas, Inc. (Gas Utilities)	363	27,479
Pinnacle West Capital Corp. (Electric Utilities)	773	64,221
PNM Resources, Inc. (Electric Utilities)	548	23,142
Portland General Electric Co. (Electric Utilities)	615	27,140
PPL Corp. (Electric Utilities)	5,284	140,660
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,476	194,447
Sempra Energy (Multi-Utilities)	2,011	250,289
South Jersey Industries, Inc. (Gas Utilities)	636	14,838
Southwest Gas Holdings, Inc. (Gas Utilities)	379	26,394
Spire, Inc. (Gas Utilities)	352	21,704
The AES Corp. (Independent Power and Renewable Electricity Producers)	4,571	69,617
The Southern Co. (Electric Utilities)	7,259	396,414
UGI Corp. (Gas Utilities)	1,432	47,743
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	3,090	57,659
WEC Energy Group, Inc. (Multi-Utilities)	2,168	206,524
Xcel Energy, Inc. (Electric Utilities)	3,609	249,165
TOTAL COMMON STOCKS (Cost $2,470,927)		6,372,800

Repurchase Agreements(a)(b) (27.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.04%, dated 7/31/20, due 8/3/20, total to be received $2,480,006	$2,480,000	$2,480,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,480,000)		2,480,000
TOTAL INVESTMENT SECURITIES (Cost $4,950,927)—97.7%		8,852,800
Net other assets (liabilities)—2.3%		212,729
NET ASSETS—100.0%		$9,065,529

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $1,381,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/24/20	0.61%	$3,270,959	$(9,443)
Dow Jones U.S. Utilities Index	UBS AG	8/24/20	0.46%	4,040,277	3,919
				$7,311,236	$(5,524)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2020 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 219

Utilities UltraSector ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Electric Utilities	$3,726,372	41.0%
Gas Utilities	272,927	3.0%
Independent Power and Renewable Electricity Producers	184,009	2.1%
Multi-Utilities	1,936,767	21.4%
Water Utilities	252,725	2.8%
Other**	2,692,729	29.7%
Total	$9,065,529	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

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Statements of Assets and Liabilities

222 :: Statements of Assets and Liabilities :: July 31, 2020

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$4,549,135	$1,960,718	$16,780,000	$126,279,300
Securities, at value(a)	5,519,950	2,350,460	—	143,009,713
Repurchase agreements, at value	1,921,000	1,117,000	16,780,000	56,619,000
Total Investment Securities, at value	7,440,950	3,467,460	16,780,000	199,628,713
Cash	316	974	972	275
Segregated cash balances for futures contracts with brokers	—	—	66,000	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	9,800	2,788	13	303,050
Receivable for capital shares issued	377,846	4,800	26,503	666,503
Due from Advisor under an expense limitation agreement	—	27	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	17,701	16,699	11,729	22,699
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	7,846,613	3,492,748	16,885,217	200,621,240
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for collateral for securities loaned	—	5,526	—	7,600
Payable for capital shares redeemed	79,835	244,414	306,403	1,669,133
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	98,735	63,210	162,906	4,500,978
Variation margin on futures contracts	—	—	4,050	—
Advisory fees payable	4,653	—	11,081	127,906
Management services fees payable	930	—	2,216	25,582
Administration fees payable	552	248	1,311	15,158
Distribution and services fees payable—Service Class	254	256	580	5,456
Trustee fees payable	3	1	6	65
Transfer agency fees payable	483	246	891	8,939
Fund accounting fees payable	337	157	756	8,757
Service fees payable	36	16	84	977
Other accrued expenses	12,962	3,545	19,654	185,869
TOTAL LIABILITIES	198,780	317,619	509,938	6,556,420
NET ASSETS	$7,647,833	$3,175,129	$16,375,279	$194,064,820
NET ASSETS CONSIST OF:
Capital	$5,980,945	$3,481,991	$81,130,755	$80,467,750
Total distributable earnings (loss)	1,666,888	(306,862)	(64,755,476)	113,597,070
NET ASSETS	$7,647,833	$3,175,129	$16,375,279	$194,064,820
NET ASSETS:
Investor Class	$7,348,095	$2,896,872	$15,697,872	$188,065,492
Service Class	299,738	278,257	677,407	5,999,328
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	257,986	45,855	692,329	2,603,574
Service Class	11,362	4,992	32,541	109,071
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$28.48	$63.17	$22.67	$72.23
Service Class	26.38	55.74	20.82	55.00
(a) Includes securities on loan valued at:	$—	$4,749	$—	$7,204

See accompanying notes to the financial statements.

July 31, 2020 :: Statements of Assets and Liabilities :: 223

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund

$43,147,110	$4,804,034	$5,856,718	$24,895,443	$4,094,414	$1,215,000
53,166,499	4,426,067	6,073,489	33,290,425	4,810,208	—
22,108,000	1,176,000	1,984,000	12,705,000	—	1,215,000
75,274,499	5,602,067	8,057,489	45,995,425	4,810,208	1,215,000
397	268	405	673	—	32
567,600	—	—	—	—	—
—	19	692	—	—	901
—	—	—	—	—	41,127
50,720	5,416	7,434	6,884	11,026	1
2,420,568	142,967	5,692	105,429	461	300
—	—	—	—	—	—
169,884	81,847	20,927	690,042	—	—
34,830	—	—	—	—	—
17,396	16,158	10,271	10,887	11,737	8,184
—	—	—	—	2,688	—
78,535,894	5,848,742	8,102,910	46,809,340	4,836,120	1,265,545

—	—	—	—	8,258	—
156,692	7,206	72	246,823	335,558	—
702,489	88,403	37,278	51,836	17,899	24,119
—	—	—	—	—	570
—	—	—	—	—	—
—	—	—	—	—	—
46,557	3,541	3,461	28,332	3,556	3,048
9,312	708	692	5,666	711	610
5,527	421	564	3,370	318	90
4,296	134	379	1,220	137	2
28		2	13	1	—
4,642	300	421	1,999	575	103
3,343	251	357	1,991	193	52
356	27	36	217	20	6
66,205	7,302	6,602	45,730	3,735	4,953
999,447	108,293	49,864	387,197	370,961	33,553
$77,536,447	$5,740,449	$8,053,046	$46,422,143	$4,465,159	$1,231,992

$43,766,996	$5,012,345	$7,331,907	$20,837,097	$8,617,392	$3,799,242
33,769,451	728,104	721,139	25,585,046	(4,152,233)	(2,567,250)
$77,536,447	$5,740,449	$8,053,046	$46,422,143	$4,465,159	$1,231,992

$72,209,587	$5,587,066	$7,596,341	$44,827,140	$4,305,820	$1,229,660
5,326,860	153,383	456,705	1,595,003	159,339	2,332

1,476,281	53,380	64,113	828,977	394,807	74,918
132,866	1,784	4,293	34,680	13,395	155

$48.91	$104.67	$118.48	$54.08	$10.91	$16.41
40.09	85.98	106.38	45.99	11.90	15.05
$149,591	$6,610	$64	$235,072	$324,701	$—

See accompanying notes to the financial statements.

224 :: Statements of Assets and Liabilities :: July 31, 2020

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$2,178,597	$40,565,848	$2,465,287	$130,965,340
Securities, at value(a)	3,501,668	33,423,916	3,077,394	157,142,219
Repurchase agreements, at value	947,000	16,219,000	1,219,000	53,318,000
Total Investment Securities, at value	4,448,668	49,642,916	4,296,394	210,460,219
Cash	46	63	494	394
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	792	723	—	—
Dividends and interest receivable	3,347	50,854	1,875	276
Receivable for investments sold	3,049	—	—	—
Receivable for capital shares issued	301,341	1,778,564	650	801,986
Unrealized appreciation on swap agreements	—	—	259	5,577,363
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	21,069	27,036	9,633	20,139
TOTAL ASSETS	4,778,312	51,500,156	4,309,305	216,860,377
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	85	—	—	—
Payable for capital shares redeemed	68,942	3,907,137	40,665	334,652
Unrealized depreciation on swap agreements	13,114	330,426	2,289	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	2,367	29,748	91	132,681
Management services fees payable	474	5,950	18	26,536
Administration fees payable	339	3,533	313	15,778
Distribution and services fees payable—Service Class	377	1,120	190	8,052
Trustee fees payable	2	13	1	66
Transfer agency fees payable	328	2,145	248	10,017
Fund accounting fees payable	282	2,076	243	9,114
Service fees payable	22	228	20	1,017
Other accrued expenses	9,880	34,294	6,458	187,926
TOTAL LIABILITIES	96,212	4,316,670	50,536	725,839
NET ASSETS	$4,682,100	$47,183,486	$4,258,769	$216,134,538
NET ASSETS CONSIST OF:
Capital	$4,728,925	$44,093,004	$4,944,856	$90,570,925
Total distributable earnings (loss)	(46,825)	3,090,482	(686,087)	125,563,613
NET ASSETS	$4,682,100	$47,183,486	$4,258,769	$216,134,538
NET ASSETS:
Investor Class	$4,239,266	$46,003,541	$4,033,233	$206,228,209
Service Class	442,834	1,179,945	225,536	9,906,329
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	221,068	609,119	110,490	1,557,523
Service Class	27,156	18,942	7,149	97,628
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$19.18	$75.52	$36.50	$132.41
Service Class	16.31	62.29	31.55	101.47
(a) Includes securities on loan valued at:	$76	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2020 :: Statements of Assets and Liabilities :: 225

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund

$31,597,240	$4,899,270	$35,218,551	$3,102,248	$3,946,917	$67,592,624
50,938,400	6,171,643	38,945,525	3,396,688	4,611,790	81,683,813
214,000	—	83,000	1,149,000	9,000	33,432,000
51,152,400	6,171,643	39,028,525	4,545,688	4,620,790	115,115,813
825	—	408	828	885	651
—	—	—	33,000	—	1,006,500
—	—	—	—	—	—
23,039	10,639	9,864	1,270	2,316	10,849
—	—	545,801	13,215	33,975	—
113,075	1,325	491,865	209,817	—	1,333,720
—	—	—	—	—	568,547
—	—	—	—	—	126,575
29,575	22,768	19,599	20,046	18,079	23,591
51,318,914	6,206,375	40,096,062	4,823,864	4,676,045	118,186,246

—	32,598	—	—	—	—
—	—	881,948	29,605	18,718	—
—	7,366	30,716	13,219	38,722	174,438
77,552	24,135	140,090	3,041	937	699,947
—	—	—	1,840	—	—
—	—	—	2,580	—	—
29,617	3,904	20,873	2,757	5,027	80,759
5,923	781	4,175	552	1,005	17,305
3,517	463	2,478	327	364	10,278
833	1,196	640	458	348	8,176
18	2	5	2	2	47
2,758	826	1,593	330	627	8,848
2,115	387	1,503	311	300	5,960
227	30	160	21	23	663
37,337	9,845	16,613	6,225	3,742	134,302
159,897	81,533	1,100,794	61,268	69,815	1,140,723
$51,159,017	$6,124,842	$38,995,268	$4,762,596	$4,606,230	$117,045,523

$29,029,212	$8,173,280	$35,876,795	$3,754,516	$5,555,708	$41,439,805
22,129,805	(2,048,438)	3,118,473	1,008,080	(949,478)	75,605,718
$51,159,017	$6,124,842	$38,995,268	$4,762,596	$4,606,230	$117,045,523

$50,144,859	$4,703,766	$38,215,458	$4,207,085	$4,189,174	$108,633,061
1,014,158	1,421,076	779,810	555,511	417,056	8,412,462

448,177	74,337	393,999	53,509	67,052	1,042,461
11,013	25,397	9,762	8,702	8,212	99,878

$111.89	$63.28	$96.99	$78.62	$62.48	$104.21
92.09	55.95	79.88	63.84	50.79	84.23
$—	$6,986	$28,983	$11,398	$33,863	$170,949

See accompanying notes to the financial statements.

226 :: Statements of Assets and Liabilities :: July 31, 2020

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$10,356,981	$9,695,840	$3,026,488	$22,399,955
Securities, at value(a)	9,907,398	8,112,197	3,220,957	34,910,513
Repurchase agreements, at value	2,369,000	2,813,000	954,000	8,618,000
Total Investment Securities, at value	12,276,398	10,925,197	4,174,957	43,528,513
Cash	715	376	120	340
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	18,602	319	2,820	106
Receivable for investments sold	8,747	—	—	—
Receivable for capital shares issued	362,881	123,156	10,000	1,816,325
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	1,915,765
Prepaid expenses	17,158	15,263	16,720	19,318
TOTAL ASSETS	12,684,501	11,064,311	4,204,617	47,280,367

LIABILITIES:
Payable for collateral for securities loaned	39,818	424,915	14,860	106,000
Payable for capital shares redeemed	24,612	488,828	122,443	1,951,852
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	423,618	373,084	24,373	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	8,144	5,197	1,500	26,663
Management services fees payable	1,629	1,040	300	5,333
Administration fees payable	963	675	327	3,184
Distribution and services fees payable—Service Class	745	178	254	2,361
Trustee fees payable	5	3	1	12
Transfer agency fees payable	761	570	259	3,225
Fund accounting fees payable	570	397	202	1,846
Service fees payable	62	44	21	205
Other accrued expenses	13,916	8,401	4,446	38,483
TOTAL LIABILITIES	514,843	1,303,332	168,986	2,139,164
NET ASSETS	$12,169,658	$9,760,979	$4,035,631	$45,141,203

NET ASSETS CONSIST OF:
Capital	$24,951,417	$29,100,143	$3,619,100	$81,951,975
Total distributable earnings (loss)	(12,781,759)	(19,339,164)	416,531	(36,810,772)
NET ASSETS	$12,169,658	$9,760,979	$4,035,631	$45,141,203

NET ASSETS:
Investor Class	$11,543,699	$9,407,598	$3,735,482	$43,583,813
Service Class	625,959	353,381	300,149	1,557,390

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	963,999	1,031,687	162,805	484,549
Service Class	60,967	42,968	15,203	20,176

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$11.97	$9.12	$22.94	$89.95
Service Class	10.27	8.22	19.74	77.19
(a) Includes securities on loan valued at:	$34,474	$332,698	$13,667	$103,032

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2020 :: Statements of Assets and Liabilities :: 227

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund

$3,074,613	$6,443,000	$1,868,000	$6,980,000	$28,760,433	$34,208,000
3,753,740	—	—	—	42,265,986	—
1,619,000	6,443,000	1,868,000	6,980,000	11,067,000	34,208,000
5,372,740	6,443,000	1,868,000	6,980,000	53,332,986	34,208,000
408	569	64	824	844	818
—	—	—	—	—	33,000
—	100	—	—	643	1
—	—	—	76,859	—	—
1,565	5	1	5	25,292	26
—	—	—	—	154,838	—
65,838	237,211	—	8,534	367,233	5,919
—	—	—	21,353	—	—
—	—	566	—	—	—
—	—	—	670,598	—	—
137,766	—	—	—	190,553	—
17,124	15,036	6,634	11,370	35,536	15,998
5,595,441	6,695,921	1,875,265	7,769,543	54,107,925	34,263,762

21,172	—	—	—	—	—
224,470	206,167	—	27,535	432,205	30,909,425
—	—	—	369,196	—	—
—	282,209	16,883	—	—	616,359
—	—	—	—	—	4,396
3,289	4,293	—	9,825	34,889	3,087
658	859	—	1,965	6,978	618
390	471	127	701	4,141	534
279	266	70	128	1,873	263
2	3	1	4	19	3
387	433	104	971	2,743	386
260	297	80	405	2,398	308
25	33	9	45	267	34
12,372	8,939	2,227	32,878	80,691	8,468
263,304	503,970	19,501	443,653	566,204	31,543,881
$5,332,137	$6,191,951	$1,855,764	$7,325,890	$53,541,721	$2,719,881

$6,683,690	$57,457,055	$6,073,412	$8,007,442	$42,693,861	$20,764,477
(1,351,553)	(51,265,104)	(4,217,648)	(681,552)	10,847,860	(18,044,596)
$5,332,137	$6,191,951	$1,855,764	$7,325,890	$53,541,721	$2,719,881

$4,991,338	$6,104,537	$1,773,410	$7,263,258	$51,355,021	$2,400,145
340,799	87,414	82,354	62,632	2,186,700	319,736

118,192	280,003	147,510	259,503	807,399	114,996
8,461	4,517	7,368	2,532	45,175	17,127

$42.23	$21.80	$12.02	$27.99	$63.61	$20.87
40.28	19.35	11.18	24.74	48.41	18.67
$20,073	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

228 :: Statements of Assets and Liabilities :: July 31, 2020

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$2,665,000	$1,623,000	$1,742,000	$1,927,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	2,665,000	1,623,000	1,742,000	1,927,000
Total Investment Securities, at value	2,665,000	1,623,000	1,742,000	1,927,000
Cash	197	587	559	416
Segregated cash balances for futures contracts with brokers	—	—	—	19,140
Segregated cash balances for swap agreements with custodian	—	—	—	958
Dividends and interest receivable	2	1	1	1
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	108,982	325,662	38,054	34,265
Due from Advisor under an expense limitation agreement	—	2,939	447	544
Unrealized appreciation on swap agreements	103,776	—	—	3,320
Variation margin on futures contracts	—	—	—	1,800
Prepaid expenses	19,293	7,330	20,777	14,857
TOTAL ASSETS	2,897,250	1,959,519	1,801,838	2,002,301

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	57,691	216,199	—	163,819
Unrealized depreciation on swap agreements	—	110,270	59,977	437
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	433	—	—	—
Management services fees payable	86	—	—	—
Administration fees payable	186	95	109	178
Distribution and services fees payable—Service Class	27	43	17	27
Trustee fees payable	1	1	1	1
Transfer agency fees payable	153	145	76	136
Fund accounting fees payable	117	60	69	102
Service fees payable	13	7	8	11
Other accrued expenses	2,781	3,224	1,605	2,779
TOTAL LIABILITIES	61,488	330,044	61,862	167,490
NET ASSETS	$2,835,762	$1,629,475	$1,739,976	$1,834,811

NET ASSETS CONSIST OF:
Capital	$3,667,106	$12,687,862	$6,261,318	$15,321,402
Total distributable earnings (loss)	(831,344)	(11,058,387)	(4,521,342)	(13,486,591)
NET ASSETS	$2,835,762	$1,629,475	$1,739,976	$1,834,811

NET ASSETS:
Investor Class	$2,804,032	$1,564,063	$1,720,316	$1,802,259
Service Class	31,730	65,412	19,660	32,552

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	50,167	107,621	150,195	157,742
Service Class	605	4,572	1,937	2,969

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$55.89	$14.53	$11.45	$11.43
Service Class	52.45	14.31	10.15	10.96
(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2020 :: Statements of Assets and Liabilities :: 229

Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	UltraBear ProFund

$5,967,711	$2,821,114	$3,947,808	$60,808,319	$792,444	$9,352,000
8,704,468	1,621,660	4,661,037	66,369,215	652,454	—
—	1,655,000	4,000	23,774,000	313,000	9,352,000
8,704,468	3,276,660	4,665,037	90,143,215	965,454	9,352,000
—	1,821	71	299	320	555
—	25,520	—	—	—	118,800
—	194	—	729	95	—
1,442	457	3,213	6,645	3,898	7
82,383	130	34,556	—	—	—
74	10,488	106	464,022	952	746,070
—	—	—	—	—	—
—	9,570	—	2,571,340	8,922	—
—	—	—	—	—	—
18,668	18,829	18,128	27,478	13,404	12,163
8,807,035	3,343,669	4,721,111	93,213,728	993,045	10,229,595

48,261	—	—	—	—	—
47,180	1,507	35,599	—	—	—
38,342	19,172	120,369	3,776	—	—
3,190	47,472	2,904	3,208,780	85,189	83,168
—	1,238	—	—	—	168,312
—	2,400	—	—	—	7,290
5,653	78	3,308	55,283	603	4,244
1,131	16	661	11,057	121	849
671	228	342	6,570	72	771
946	197	260	2,313	37	66
4	1	2	25	—	4
958	281	584	4,175	60	736
491	744	335	3,839	54	445
43	15	22	424	5	50
10,337	3,712	4,719	71,862	1,265	11,071
157,207	77,061	169,105	3,368,104	87,406	277,006
$8,649,828	$3,266,608	$4,552,006	$89,845,624	$905,639	$9,952,589

$9,564,004	$4,095,943	$5,841,294	$60,516,489	$6,574,284	$102,231,208
(914,176)	(829,335)	(1,289,288)	29,329,135	(5,668,645)	(92,278,619)
$8,649,828	$3,266,608	$4,552,006	$89,845,624	$905,639	$9,952,589

$7,867,431	$3,029,882	$4,232,319	$86,987,897	$861,810	$9,880,482
782,397	236,726	319,687	2,857,727	43,829	72,107

91,262	38,557	65,584	1,152,947	43,818	906,787
11,242	3,641	6,081	45,737	2,312	7,349

$86.21	$78.58	$64.53	$75.45	$19.67	$10.90
69.60	65.02	52.57	62.48	18.96	9.81
$36,143	$17,280	$112,266	$3,726	$—	$—

See accompanying notes to the financial statements.

230 :: Statements of Assets and Liabilities :: July 31, 2020

	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
ASSETS:
Total Investment Securities, at cost	$63,396,525	$12,548,686	$16,966,250	$10,286,508
Securities, at value(a)	54,562,087	15,711,043	15,966,865	12,381,015
Repurchase agreements, at value	42,380,000	1,988,000	11,013,000	1,744,000
Total Investment Securities, at value	96,942,087	17,699,043	26,979,865	14,125,015
Cash	614	1,062	301	932
Segregated cash balances for futures contracts with brokers	712,800	—	47,080	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	52,403	27,295	13,461	31,026
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	4,773,981	270,924	294,202	63,636
Unrealized appreciation on swap agreements	1,285,076	132,070	—	—
Variation margin on futures contracts	43,740	—	2,160	—
Prepaid expenses	27,279	12,387	17,354	15,828
Receivable for tax reclaims	—	—	—	229
TOTAL ASSETS	103,837,980	18,142,781	27,354,423	14,236,666
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	259,615	344,800	—	—
Payable for capital shares redeemed	1,704,809	134,098	287,913	351,128
Unrealized depreciation on swap agreements	—	—	236,028	332,731
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	59,670	11,296	18,200	8,012
Management services fees payable	11,934	2,259	3,640	1,602
Administration fees payable	7,096	1,342	2,160	881
Distribution and services fees payable—Service Class	1,490	1,693	541	284
Trustee fees payable	31	4	11	3
Transfer agency fees payable	5,474	1,434	1,877	941
Fund accounting fees payable	4,248	788	1,255	523
Service fees payable	457	87	139	57
Other accrued expenses	100,095	18,525	30,468	12,044
TOTAL LIABILITIES	2,154,919	516,326	582,232	708,206
NET ASSETS	$101,683,061	$17,626,455	$26,772,191	$13,528,460
NET ASSETS CONSIST OF:
Capital	$70,220,270	$23,653,928	$16,631,729	$19,409,272
Total distributable earnings (loss)	31,462,791	(6,027,473)	10,140,462	(5,880,812)
NET ASSETS	$101,683,061	$17,626,455	$26,772,191	$13,528,460
NET ASSETS:
Investor Class	$99,875,331	$14,972,597	$26,123,692	$13,175,596
Service Class	1,807,730	2,653,858	648,499	352,864
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,386,624	864,974	664,353	211,812
Service Class	30,431	172,785	18,964	6,202
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$72.03	$17.31	$39.32	$62.20
Service Class	59.40	15.36	34.20	56.90
(a) Includes securities on loan valued at:	$247,786	$330,232	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2020 :: Statements of Assets and Liabilities :: 231

UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund	UltraShort China ProFund

$4,294,000	$9,411,000	$13,637,855	$25,919,777	$324,403,107	$643,000
—	—	13,975,807	19,471,811	389,430,972	—
4,294,000	9,411,000	3,131,000	13,253,000	233,803,000	643,000
4,294,000	9,411,000	17,106,807	32,724,811	623,233,972	643,000
808	85	108	111	655	570
—	1,751,200	—	247,500	6,088,500	—
—	—	—	90	306	—
3	7	130,991	7,046	53,090	—
—	—	—	71,654	—	—
159,643	32,368	114,473	44,303	4,025,202	3,534
—	—	—	—	17,178,542	—
—	—	—	—	754,127	—
14,132	11,911	24,331	14,649	51,346	9,454
—	—	—	—	—	—
4,468,586	11,206,571	17,376,710	33,110,164	651,385,740	656,558

—	—	—	160,543	—	—
—	—	419,014	1,118,366	879,416	—
72,313	181,940	454,313	653,390	6,021,734	9,040
243,088	4,190	647,028	69,031	—	9,866
—	333,336	—	19,350	—	—
1,353	7,426	9,667	19,482	411,077	122
271	1,237	1,933	3,897	82,216	25
196	837	1,150	2,315	48,923	59
56	136	93	517	12,564	9
1	4	6	11	201	—
241	965	1,580	1,711	41,596	73
124	483	674	1,458	28,253	37
14	54	74	149	3,154	4
2,953	11,033	18,492	40,480	613,717	2,077
320,610	541,641	1,554,024	2,090,700	8,142,851	21,312
$4,147,976	$10,664,930	$15,822,686	$31,019,464	$643,242,889	$635,246

$5,118,781	$14,368,663	$52,030,833	$36,670,307	$207,855,824	$6,990,165
(970,805)	(3,703,733)	(36,208,147)	(5,650,843)	435,387,065	(6,354,919)
$4,147,976	$10,664,930	$15,822,686	$31,019,464	$643,242,889	$635,246

$4,078,157	$10,555,841	$15,724,382	$30,383,023	$627,804,562	$624,767
69,819	109,089	98,304	636,441	15,438,327	10,479

309,955	507,282	1,481,985	925,451	5,039,972	31,063
5,998	6,213	9,581	23,931	156,514	586

$13.16	$20.81	$10.61	$32.83	$124.57	$20.11
11.64	17.56	10.26	26.59	98.64	17.88
$—	$—	$398,089	$1,049,930	$861,120	$—

See accompanying notes to the financial statements.

232 :: Statements of Assets and Liabilities :: July 31, 2020

	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$5,802,000	$987,000	$2,324,000	$732,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	5,802,000	987,000	2,324,000	732,000
Total Investment Securities, at value	5,802,000	987,000	2,324,000	732,000
Cash	21	622	56	843
Segregated cash balances for futures contracts with brokers	94,160	—	—	114,400
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	4	1	2	1
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	110,018	18,551	27,399	28,621
Receivable from broker for futures transactions	—	—	—	—
Due from Advisor under an expense limitation agreement	—	859	148	644
Unrealized appreciation on swap agreements	67,255	22,005	157,942	7,808
Variation margin on futures contracts	—	—	—	21,775
Prepaid expenses	20,557	13,163	12,850	11,337
TOTAL ASSETS	6,094,015	1,042,201	2,522,397	917,429
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	469,738	4,043	64,200	72,180
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	4,320	—	—	—
Advisory fees payable	2,699	—	—	—
Management services fees payable	540	—	—	—
Administration fees payable	468	83	206	33
Distribution and services fees payable—Service Class	266	57	8	2
Trustee fees payable	2	1	1	—
Transfer agency fees payable	423	96	133	28
Fund accounting fees payable	270	52	130	19
Service fees payable	30	6	15	2
Other accrued expenses	6,291	1,491	2,663	667
TOTAL LIABILITIES	485,047	5,829	67,356	72,931
NET ASSETS	$5,608,968	$1,036,372	$2,455,041	$844,498
NET ASSETS CONSIST OF:
Capital	$26,463,702	$13,094,146	$18,154,122	$11,194,154
Total distributable earnings (loss)	(20,854,734)	(12,057,774)	(15,699,081)	(10,349,656)
NET ASSETS	$5,608,968	$1,036,372	$2,455,041	$844,498
NET ASSETS:
Investor Class	$5,292,648	$973,996	$2,445,143	$842,263
Service Class	316,320	62,376	9,898	2,235
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	528,778	98,634	232,511	37,882
Service Class	35,804	6,934	1,040	112
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$10.01	$9.87	$10.52	$22.23
Service Class	8.83	9.00	9.52	19.96

Amounts designated as " – " or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2020 :: Statements of Assets and Liabilities :: 233

UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund	U.S. Government Plus ProFund

$2,955,000	$2,691,000	$52,416,000	$7,732,000	$27,277,659	$23,912,400
—	—	—	—	19,533,306	15,810,369
2,955,000	2,691,000	52,416,000	7,732,000	12,831,000	8,472,000
2,955,000	2,691,000	52,416,000	7,732,000	32,364,306	24,282,369
279	766	309	265	19,628	533
—	16,500	99,000	31,900	370,040	—
—	—	278	322	498	—
2	2	40	6	4,851	41,391
—	—	—	—	1,610	—
107,480	46,322	826,654	230,282	1,636,760	685,478
—	—	—	—	—	—
—	—	—	—	—	—
193,241	—	—	13,158	41,396	406,014
—	1,290	—	3,000	—	—
22,927	9,201	20,235	10,034	19,601	17,468
3,278,929	2,765,081	53,362,516	8,020,967	34,458,690	25,433,253

—	—	—	—	18,373	—
100,274	7,969	41,732,523	80,031	240,360	1,077,657
—	3,712	1,953,951	3,892	68,453	—
—	—	12,450	—	30,199	—
272	1,265	10,737	4,448	21,697	9,773
54	253	2,147	890	4,340	2,932
234	226	1,265	685	2,575	1,741
31	19	173	161	444	2,975
1	1	7	3	12	7
176	165	1,056	582	1,848	2,172
148	131	730	395	2,098	1,004
17	15	82	44	166	112
4,487	2,568	19,307	9,894	38,483	23,149
105,694	16,324	43,734,428	101,025	429,048	1,121,522
$3,173,235	$2,748,757	$9,628,088	$7,919,942	$34,029,642	$24,311,731

$17,246,141	$11,952,848	$73,121,298	$55,965,179	$30,641,818	$16,442,164
(14,072,906)	(9,204,091)	(63,493,210)	(48,045,237)	3,387,824	7,869,567
$3,173,235	$2,748,757	$9,628,088	$7,919,942	$34,029,642	$24,311,731

$3,137,954	$2,727,991	$9,453,816	$7,745,719	$33,766,616	$21,926,842
35,281	20,766	174,272	174,223	263,026	2,384,889

113,405	207,281	2,112,583	384,976	807,598	255,008
1,441	1,773	40,764	9,297	7,691	30,316

$27.67	$13.16	$4.48	$20.12	$41.81	$85.98
24.48	11.71	4.28	18.74	34.20	78.67

See accompanying notes to the financial statements.

234 :: Statements of Assets and Liabilities :: July 31, 2020

Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$4,950,927
Securities, at value	6,372,800
Repurchase agreements, at value	2,480,000
Total Investment Securities, at value	8,852,800
Cash	165
Segregated cash balances for swap agreements with custodian	104
Dividends and interest receivable	2,969
Receivable for investments sold	19,110
Receivable for capital shares issued	280,234
Unrealized appreciation on swap agreements	3,919
Prepaid expenses	21,121
TOTAL ASSETS	9,180,422
LIABILITIES:
Payable for capital shares redeemed	70,106
Unrealized depreciation on swap agreements	9,443
Advisory fees payable	5,421
Management services fees payable	1,084
Administration fees payable	644
Distribution and services fees payable—Service Class	274
Trustee fees payable	3
Transfer agency fees payable	499
Fund accounting fees payable	386
Service fees payable	42
Other accrued expenses	26,991
TOTAL LIABILITIES	114,893
NET ASSETS	$9,065,529
NET ASSETS CONSIST OF:
Capital	$13,914,925
Total distributable earnings (loss)	(4,849,396)
NET ASSETS	$9,065,529
NET ASSETS:
Investor Class	$8,717,079
Service Class	348,450
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	169,453
Service Class	7,270
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$51.44
Service Class	47.93

See accompanying notes to the financial statements.

Statements of Operations

236 :: Statements of Operations :: For the Periods Indicated

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020
INVESTMENT INCOME:
Dividends	$440,202	$64,724	$—	$2,200,851
Interest	58,806	10,837	171,663	386,012
Foreign tax withholding	—	—	—	—
Income from securities lending	—	191	—	1,991
TOTAL INVESTMENT INCOME	499,008	75,752	171,663	2,588,854
EXPENSES:
Advisory fees	137,723	28,530	142,228	1,284,947
Management services fees	27,545	5,706	28,446	256,991
Administration fees	17,164	3,578	18,459	159,051
Distribution and services fees—Service Class	6,956	3,071	7,239	59,372
Transfer agency fees	9,565	2,920	10,822	81,803
Administrative services fees	54,841	10,582	54,899	601,304
Registration and filing fees	31,274	31,517	61,380	46,884
Custody fees	2,784	569	2,777	25,983
Fund accounting fees	9,251	2,096	10,055	87,921
Trustee fees	557	118	571	4,826
Compliance services fees	239	40	123	2,127
Service fees	934	208	1,171	9,510
Other fees	23,640	6,240	20,524	204,405
Total Gross Expenses before reductions	322,473	95,175	358,694	2,825,124
Expenses reduced and reimbursed by the Advisor	—	(21,901)	—	—
TOTAL NET EXPENSES	322,473	73,274	358,694	2,825,124
NET INVESTMENT INCOME (LOSS)	176,535	2,478	(187,031)	(236,270)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,229,815	225,848	—	21,426,190
Net realized gains (losses) on futures contracts	—	—	(87,247)	—
Net realized gains (losses) on swap agreements	(204,333)	(238,599)	(5,385,133)	34,082,488
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(2,865,689)	(455,456)	—	7,753,196
Change in net unrealized appreciation/depreciation on futures contracts	—	—	23,678	—
Change in net unrealized appreciation/depreciation on swap agreements	(157,740)	46,533	(398,447)	(4,036,921)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(997,947)	(421,674)	(5,847,149)	59,224,953
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(821,412)	$(419,196)	$(6,034,180)	$58,988,683

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 237

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund
Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020

$912,865	$51,347	$118,255	$410,201	$158,470	$—
216,467	19,102	16,315	131,013	61	11,036
—	—	—	—	(13,831)	—
630	22	29	2,105	939	—
1,129,962	70,471	134,599	543,319	145,639	11,036

524,133	51,169	45,527	355,779	34,918	8,298
104,827	10,234	9,106	71,156	6,984	1,660
66,090	6,452	5,511	44,161	4,693	988
48,677	1,613	4,418	15,334	2,003	450
53,354	4,183	3,967	21,995	5,925	903
195,870	21,979	17,657	165,694	5,681	2,945
68,042	47,694	31,048	43,003	30,071	32,746
10,437	1,045	960	7,688	4,953	11,855
38,132	3,577	3,489	24,770	2,484	580
1,983	223	165	1,570	179	30
563	65	54	533	28	5
4,281	372	343	2,587	273	68
70,193	14,308	8,547	53,866	5,877	2,473
1,186,582	162,914	130,792	808,136	104,069	63,001
—	(17,361)	(18,323)	—	(19,177)	(42,856)
1,186,582	145,553	112,469	808,136	84,892	20,145
(56,620)	(75,082)	22,130	(264,817)	60,747	(9,109)

1,019,636	(153,495)	(593,655)	1,369,386	(1,342,074)	—
661,004	—	—	—	—	—
3,482,868	169,280	(508,589)	(765,340)	—	—
—	—	—	—	—	(121,722)
5,507,380	493,627	364,857	(63,947)	(297,020)	—
(204,666)	—	—	—	—	—
372,895	(20,726)	54,693	2,024,382	—	—
—	—	—	—	—	59,194
10,839,117	488,686	(682,694)	2,564,481	(1,639,094)	(62,528)
$10,782,497	$413,604	$(660,564)	$2,299,664	$(1,578,347)	$(71,637)

See accompanying notes to the financial statements.

238 :: Statements of Operations :: For the Periods Indicated

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020
INVESTMENT INCOME:
Dividends	$234,031	$313,208	$107,110	$639,934
Interest	55,814	57,127	24,589	408,763
Foreign tax withholding	—	—	—	—
Income from securities lending	19	639	45	1,963
TOTAL INVESTMENT INCOME	289,864	370,974	131,744	1,050,660
EXPENSES:
Advisory fees	110,490	185,839	60,454	1,252,713
Management services fees	22,098	37,168	12,091	250,544
Administration fees	15,533	22,028	7,556	156,261
Distribution and services fees—Service Class	5,499	13,679	5,061	78,312
Transfer agency fees	7,346	15,218	4,787	86,181
Administrative services fees	43,787	74,070	24,177	546,891
Registration and filing fees	47,370	54,995	43,694	60,971
Custody fees	2,527	3,872	1,323	26,284
Fund accounting fees	8,375	13,002	4,761	85,941
Trustee fees	681	557	252	5,061
Compliance services fees	182	277	74	1,974
Service fees	750	1,392	432	9,247
Other fees	15,382	32,812	11,274	194,593
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	280,020	454,909	175,936	2,754,973
Expenses reduced and reimbursed by the Advisor	(4,172)	—	(20,298)	—
TOTAL NET EXPENSES	275,848	454,909	155,638	2,754,973
NET INVESTMENT INCOME (LOSS)	14,016	(83,935)	(23,894)	(1,704,313)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,127,627	67,962	684,328	23,306,308
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(973,567)	1,793,708	(669,127)	14,611,817
Change in net unrealized appreciation/depreciation on investment securities	(2,095,681)	1,214,584	(1,298,622)	(1,133,000)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(4,577)	(227,585)	54,886	7,430,029
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,946,198)	2,848,669	(1,228,535)	44,215,154
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,932,182)	$2,764,734	$(1,252,429)	$42,510,841

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 239

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund
Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020

$430,659	$423,978	$96,993	$88,851	$105,211	$579,697
201	285	175	25,604	36	376,032
—	—	(72)	(26)	(32)	(407)
125	203	279	389	810	366
430,985	424,466	97,375	114,818	106,025	955,688

240,055	118,493	82,280	59,592	38,394	736,739
48,011	23,699	16,456	11,919	7,679	157,874
30,934	14,259	9,872	7,595	4,827	99,275
24,738	15,111	13,419	6,830	4,954	66,697
24,189	12,756	9,980	5,131	6,464	76,204
90,657	40,481	23,436	22,481	7,290	292,209
46,973	31,285	30,336	32,325	29,832	56,126
6,009	3,057	1,765	1,151	1,134	16,130
18,043	9,093	6,123	5,399	3,556	55,127
862	470	331	249	162	2,973
380	38	85	23	4	936
1,985	964	620	488	303	6,441
32,166	17,261	13,002	9,955	7,540	138,875
—	4,105	—	—	—	—
565,002	291,072	207,705	163,138	112,139	1,705,606
—	—	—	—	(16,064)	—
565,002	291,072	207,705	163,138	96,075	1,705,606
(134,017)	133,394	(110,330)	(48,320)	9,950	(749,918)

5,321,782	(2,513,618)	1,179,967	366,816	86,069	6,275,338
—	—	—	(142,454)	—	4,148,413
—	—	—	(201,400)	—	20,365,882
8,426,983	(858,051)	761,350	(700,732)	(672,790)	12,538,605
—	—	—	(34,431)	—	(818,424)
—	—	—	11,312	—	1,035,141
13,748,765	(3,371,669)	1,941,317	(700,889)	(586,721)	43,544,955
$13,614,748	$(3,238,275)	$1,830,987	$(749,209)	$(576,771)	$42,795,037

See accompanying notes to the financial statements.

240 :: Statements of Operations :: For the Periods Indicated

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020
INVESTMENT INCOME:
Dividends	$383,334	$141,520	$59,569	$256,760
Interest	33,063	18,423	10,678	95,440
Foreign tax withholding	(72)	(620)	—	(26,383)
Income from securities lending	98	2,224	904	1,384
TOTAL INVESTMENT INCOME	416,423	161,547	71,151	327,201
EXPENSES:
Advisory fees	90,008	47,014	32,274	267,974
Management services fees	18,002	9,403	6,455	53,595
Administration fees	11,335	5,826	4,039	33,635
Distribution and services fees—Service Class	6,753	2,945	4,756	22,260
Transfer agency fees	7,731	3,969	2,983	28,340
Administrative services fees	38,454	20,137	13,024	90,626
Registration and filing fees	32,823	31,170	30,520	44,235
Custody fees	2,521	1,514	699	6,395
Fund accounting fees	6,333	3,325	2,354	18,419
Trustee fees	362	177	132	1,049
Compliance services fees	147	91	46	406
Service fees	665	349	240	1,986
Other fees	15,219	9,253	6,774	40,829
Total Gross Expenses before reductions	230,353	135,173	104,296	609,749
Expenses reduced and reimbursed by the Advisor	—	(16,072)	(20,563)	—
TOTAL NET EXPENSES	230,353	119,101	83,733	609,749
NET INVESTMENT INCOME (LOSS)	186,070	42,446	(12,582)	(282,548)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(125,120)	(3,740,297)	16,623	(587,979)
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(3,324,995)	(3,051,716)	252,284	8,579,038
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(3,903,689)	993,453	192,992	12,640,608
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(317,766)	(350,518)	22,605	3,393,228
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,671,570)	(6,149,078)	484,504	24,024,895
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,485,500)	$(6,106,632)	$471,922	$23,742,347

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 241

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund
Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020

$239,718	$—	$—	$—	$1,458,993	$—
74,417	142,475	31,417	121,559	309,726	60,567
—	—	—	—	—	—
138	—	—	—	—	—
314,273	142,475	31,417	121,559	1,768,719	60,567

148,798	83,222	20,808	94,714	757,185	58,045
29,760	16,645	4,162	18,943	151,438	11,609
18,689	9,414	2,363	11,990	86,883	7,100
7,093	5,058	1,938	10,535	25,669	4,249
10,754	7,009	1,791	13,453	45,665	5,354
61,264	33,056	8,261	24,015	359,927	21,917
46,352	37,676	29,798	33,789	57,389	32,218
3,322	2,031	321	16,127	17,083	1,146
10,387	5,646	1,421	6,635	50,654	4,203
641	409	80	349	2,740	190
124	21	6	70	1,129	63
1,009	655	167	774	5,557	489
24,146	13,403	4,370	27,975	123,815	12,792
362,339	214,245	75,486	259,369	1,685,134	159,375
(1,584)	(780)	(22,392)	(24,046)	—	(17,366)
360,755	213,465	53,094	235,323	1,685,134	142,009
(46,482)	(70,990)	(21,677)	(113,764)	83,585	(81,442)

1,658,911	—	—	—	(10,947,748)	—
—	—	—	—	—	(250,385)
(1,626,084)	(6,624,120)	(429,770)	—	(4,228,631)	1,767,481
—	—	—	(142,236)	—	—
(2,979,737)	—	—	—	9,022,229	—
—	—	—	—	—	44,042
24,607	355,386	2,382	—	1,248,747	(705,350)
—	—	—	(483,968)	—	—
(2,922,303)	(6,268,734)	(427,388)	(626,204)	(4,905,403)	855,788
$(2,968,785)	$(6,339,724)	$(449,065)	$(739,968)	$(4,821,818)	$774,346

See accompanying notes to the financial statements.

242 :: Statements of Operations :: For the Periods Indicated

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	23,517	36,095	8,740	21,152
Foreign tax withholding	—	—	—	—
Income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	23,517	36,095	8,740	21,152
EXPENSES:
Advisory fees	18,842	20,585	9,504	19,665
Management services fees	3,768	4,117	1,901	3,933
Administration fees	2,096	2,596	1,115	2,534
Distribution and services fees—Service Class	145	331	162	378
Transfer agency fees	1,716	1,930	806	1,868
Administrative services fees	7,168	8,021	3,647	7,382
Registration and filing fees	31,815	37,266	30,505	42,040
Custody fees	311	401	174	325
Fund accounting fees	1,322	1,512	658	1,402
Trustee fees	62	108	34	72
Compliance services fees	26	23	15	17
Service fees	145	158	73	161
Other fees	4,105	4,682	2,754	6,448
Total Gross Expenses before reductions	71,521	81,730	51,348	86,225
Expenses reduced and reimbursed by the Advisor	(26,658)	(32,544)	(28,629)	(39,175)
TOTAL NET EXPENSES	44,863	49,186	22,719	47,050
NET INVESTMENT INCOME (LOSS)	(21,346)	(13,091)	(13,979)	(25,898)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(105,991)
Net realized gains (losses) on swap agreements	662,477	(1,885,009)	(500,064)	(1,343,079)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	5,213
Change in net unrealized appreciation/depreciation on swap agreements	79,730	(285,920)	(51,624)	6,391
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	742,207	(2,170,929)	(551,688)	(1,437,466)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$720,861	$(2,184,020)	$(565,667)	$(1,463,364)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 243

Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	UltraBear ProFund
Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020

$108,231	$18,722	$103,967	$562,457	$25,686	$—
123	32,633	46	173,819	3,260	115,282
(1)	(16)	(15)	—	—	—
1,226	723	2,806	1,046	19	—
109,579	52,062	106,804	737,322	28,965	115,282

79,884	35,850	44,627	483,710	9,023	87,874
15,977	7,170	8,926	96,743	1,805	17,575
10,334	4,536	5,582	58,025	1,156	11,073
13,210	3,295	3,904	27,169	577	1,457
10,404	4,673	7,062	35,502	829	8,924
23,468	9,793	9,412	188,630	3,962	34,217
31,829	35,142	29,596	75,142	40,369	56,071
2,112	678	1,277	10,578	282	1,659
6,751	6,481	4,553	33,150	766	6,137
342	163	185	1,885	40	322
62	3	27	959	15	73
648	291	348	3,554	68	716
12,709	10,803	8,265	75,731	3,345	14,608
207,730	118,878	123,764	1,090,778	62,237	240,706
—	(16,996)	—	—	(40,246)	(30,695)
207,730	101,882	123,764	1,090,778	21,991	210,011
(98,151)	(49,820)	(16,960)	(353,456)	6,974	(94,729)

505,260	201,970	(1,542,854)	593,357	71,037	—
—	(178,457)	—	—	—	(610,496)
—	(473,140)	—	8,832,521	(70,723)	(7,984,611)
(363,640)	(558,586)	(679,005)	11,051,641	(129,689)	—
—	(74,717)	—	—	—	(36,689)
—	4,799	—	3,044,625	18,365	(383,645)
141,620	(1,078,131)	(2,221,859)	23,522,144	(111,010)	(9,015,441)
$43,469	$(1,127,951)	$(2,238,819)	$23,168,688	$(104,036)	$(9,110,170)

See accompanying notes to the financial statements.

244 :: Statements of Operations :: For the Periods Indicated

	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020
INVESTMENT INCOME:
Dividends	$1,470,390	$232,003	$519,900	$223,422
Interest	482,107	31,095	81,000	19,077
Foreign tax withholding	—	(18,183)	—	(29,138)
Income from securities lending	1,091	14,751	—	182
TOTAL INVESTMENT INCOME	1,953,588	259,666	600,900	213,543
EXPENSES:
Advisory fees	865,215	142,156	228,435	86,348
Management services fees	173,044	28,431	45,687	17,270
Administration fees	107,271	17,604	28,342	10,092
Distribution and services fees—Service Class	14,768	8,129	7,000	2,461
Transfer agency fees	65,470	13,939	21,129	8,405
Administrative services fees	342,045	54,516	89,966	31,597
Registration and filing fees	77,034	35,314	45,090	40,919
Custody fees	18,779	12,486	5,287	5,324
Fund accounting fees	60,023	9,791	15,666	5,983
Trustee fees	3,638	605	911	363
Compliance services fees	655	65	212	35
Service fees	6,927	1,139	1,833	711
Other fees	124,381	22,556	40,657	15,977
Total Gross Expenses before reductions	1,859,250	346,731	530,215	225,485
Expenses reduced and reimbursed by the Advisor	—	—	—	(9,774)
TOTAL NET EXPENSES	1,859,250	346,731	530,215	215,711
NET INVESTMENT INCOME (LOSS)	94,338	(87,065)	70,685	(2,168)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,032,209	1,208,891	2,502,722	1,454,942
Net realized gains (losses) on futures contracts	(2,631,233)	—	(327,789)	—
Net realized gains (losses) on swap agreements	(2,971,368)	1,138,921	(1,537,112)	797,045
Change in net unrealized appreciation/depreciation on investment securities	(5,967,911)	524,442	(3,823,617)	(595,691)
Change in net unrealized appreciation/depreciation on futures contracts	(483,157)	—	(269,970)	—
Change in net unrealized appreciation/depreciation on swap agreements	3,633,392	577,865	386,404	13,945
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,388,068)	3,450,119	(3,069,362)	1,670,241
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,293,730)	$3,363,054	$(2,998,677)	$1,668,073

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 245

UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund	UltraShort China ProFund
Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020

$—	$—	$719,596	$609,472	$3,364,058	$—
42,285	147,674	45,456	213,728	2,016,239	39,710
—	—	(60,634)	(258)	(2,376)	—
—	—	1,693	8,121	2,969	—
42,285	147,674	706,111	831,063	5,380,890	39,710

25,164	121,690	167,273	407,677	4,013,462	21,101
5,033	20,282	33,455	81,536	802,699	4,220
2,870	12,571	20,790	50,819	496,292	2,465
632	1,938	992	6,584	121,735	388
2,359	11,883	30,046	26,940	377,785	2,052
9,425	31,952	24,524	184,916	1,542,311	8,250
34,915	38,616	35,910	44,528	119,028	35,785
461	2,086	32,061	8,124	81,344	366
1,684	6,866	11,368	28,604	274,541	1,433
94	385	753	1,767	15,013	91
14	73	107	206	3,951	12
197	816	1,333	3,222	32,405	165
5,117	15,037	23,269	60,195	732,701	3,539
87,965	264,195	381,881	905,118	8,613,267	79,867
(24,854)	(10,914)	—	—	—	(29,398)
63,111	253,281	381,881	905,118	8,613,267	50,469
(20,826)	(105,607)	324,230	(74,055)	(3,232,377)	(10,759)

—	—	(3,364,948)	2,448,933	6,314,221	—
—	1,274,515	—	(2,269,626)	15,969,961	—
205,042	(29,067)	(12,420,398)	(10,659,700)	142,230,295	(755,718)
—	—	(5,517,854)	(9,190,092)	97,327,266	—
—	(1,510,519)	—	(548,932)	(1,108,232)	—
(143,729)	(2,967)	381,398	300,848	29,057,818	(128,652)
61,313	(268,038)	(20,921,802)	(19,918,569)	289,791,329	(884,370)
$40,487	$(373,645)	$(20,597,572)	$(19,992,624)	$286,558,952	$(895,129)

See accompanying notes to the financial statements.

246 :: Statements of Operations :: For the Periods Indicated

	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	47,136	27,751	25,181	11,113
Foreign tax withholding	—	—	—	—
Income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	47,136	27,751	25,181	11,113
EXPENSES:
Advisory fees	46,030	17,565	22,648	8,780
Management services fees	9,206	3,513	4,530	1,463
Administration fees	5,404	2,116	2,663	914
Distribution and services fees—Service Class	2,380	892	140	113
Transfer agency fees	4,483	1,868	1,999	769
Administrative services fees	19,259	6,522	8,482	2,420
Registration and filing fees	33,976	30,904	38,476	29,897
Custody fees	731	453	405	125
Fund accounting fees	3,288	1,196	1,573	498
Trustee fees	136	70	86	29
Licensing fees	2,286	72	—	—
Compliance services fees	38	13	11	2
Service fees	385	137	183	57
Other fees	7,366	3,419	4,280	2,515
Total Gross Expenses before reductions	134,968	68,740	85,476	47,582
Expenses reduced and reimbursed by the Advisor	(23,344)	(26,159)	(31,585)	(30,105)
TOTAL NET EXPENSES	111,624	42,581	53,891	17,477
NET INVESTMENT INCOME (LOSS)	(64,488)	(14,830)	(28,710)	(6,364)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	(178,058)	—	—	(195,520)
Net realized gains (losses) on swap agreements	(3,184,596)	(795,062)	(1,314,506)	23,546
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	26,434	—	—	34,702
Change in net unrealized appreciation/depreciation on swap agreements	(35,464)	(82,742)	90,069	6,586
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,371,684)	(877,804)	(1,224,437)	(130,686)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,436,172)	$(892,634)	$(1,253,147)	$(137,050)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 247

UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund	U.S. Government Plus ProFund
Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020	Year Ended July 31, 2020

$—	$—	$—	$—	$294,249	$—
42,191	17,249	181,950	58,117	214,918	444,179
—	—	—	—	(203)	—
—	—	—	—	—	199
42,191	17,249	181,950	58,117	508,964	444,378

34,778	17,455	139,924	58,549	296,738	149,525
6,955	3,491	27,985	11,710	59,348	44,858
4,055	2,151	17,623	7,392	36,873	28,365
1,527	229	3,820	2,685	5,140	38,648
3,688	1,624	15,404	6,919	22,261	27,044
13,287	7,324	47,236	19,453	125,744	62,992
34,870	30,697	48,793	41,257	55,542	54,283
613	277	2,601	1,118	6,237	3,653
2,458	1,231	9,872	4,129	23,974	15,552
127	55	528	196	1,198	832
99	150	7,962	8,554	39,997	—
23	18	134	64	222	192
287	144	1,141	482	2,384	1,783
5,732	3,751	19,187	8,986	42,046	28,467
108,499	68,597	342,210	171,494	717,704	456,194
(24,433)	(26,942)	—	(29,852)	—	—
84,066	41,655	342,210	141,642	717,704	456,194
(41,875)	(24,406)	(160,260)	(83,525)	(208,740)	(11,816)

—	—	—	—	(194,150)	4,362,156
—	(54,538)	(887,270)	(338,772)	(930,051)	—
147,775	(1,283,445)	(5,447,458)	(6,438,482)	(1,953,046)	7,043,464
—	—	—	—	174,759	(341,000)
—	5,005	40,388	18,395	80,615	—
(56,863)	(12,056)	(2,428,672)	50,997	(117,641)	122,798
90,912	(1,345,034)	(8,723,012)	(6,707,862)	(2,939,514)	11,187,418
$49,037	$(1,369,440)	$(8,883,272)	$(6,791,387)	$(3,148,254)	$11,175,602

See accompanying notes to the financial statements.

248 :: Statements of Operations :: For the Periods Indicated

Utilities UltraSector ProFund
Year Ended July 31, 2020
INVESTMENT INCOME:
Dividends	$944,229
Interest	161,641
TOTAL INVESTMENT INCOME	1,105,870
EXPENSES:
Advisory fees	310,295
Management services fees	62,059
Administration fees	41,401
Distribution and services fees—Service Class	9,090
Transfer agency fees	18,920
Administrative services fees	148,651
Registration and filing fees	56,523
Custody fees	6,448
Fund accounting fees	20,781
Trustee fees	1,268
Compliance services fees	263
Service fees	2,080
Other fees	43,886
TOTAL NET EXPENSES	721,665
NET INVESTMENT INCOME (LOSS)	384,205
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,989,290)
Net realized gains (losses) on swap agreements	(3,967,292)
Change in net unrealized appreciation/depreciation on investment securities	(1,531,307)
Change in net unrealized appreciation/depreciation on swap agreements	116,045
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,371,844)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,987,639)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

250 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$176,535	$96,131	$2,478	$7,275
Net realized gains (losses) on investments	2,025,482	802,183	(12,751)	277,339
Change in net unrealized appreciation/depreciation on investments	(3,023,429)	(2,408,451)	(408,923)	(1,639,602)
Change in net assets resulting from operations	(821,412)	(1,510,137)	(419,196)	(1,354,988)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(147,431)	(119,956)	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(147,431)	(119,956)	—	—
Change in net assets resulting from capital transactions	(1,636,322)	(7,967,796)	(1,359,377)	(1,719,940)
Change in net assets	(2,605,165)	(9,597,889)	(1,778,573)	(3,074,928)

NET ASSETS:
Beginning of period	10,252,998	19,850,887	4,953,702	8,028,630
End of period	$7,647,833	$10,252,998	$3,175,129	$4,953,702

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$89,695,853	$45,520,786	$13,619,538	$19,396,570
Distributions reinvested	146,808	118,207	—	—
Value of shares redeemed	(91,042,580)	(53,485,074)	(14,948,177)	(20,919,000)
Service Class
Proceeds from shares issued	8,268,860	611,010	835,367	177,231
Distributions reinvested	—	—	—	—
Value of shares redeemed	(8,705,263)	(732,725)	(866,105)	(374,741)
Change in net assets resulting from capital transactions	$(1,636,322)	$(7,967,796)	$(1,359,377)	$(1,719,940)

SHARE TRANSACTIONS:
Investor Class
Issued	2,208,465	962,536	226,655	299,007
Reinvested	2,470	3,114	—	—
Redeemed	(2,141,178)	(1,121,876)	(253,284)	(326,539)
Service Class
Issued	317,488	13,531	16,023	3,095
Reinvested	—	—	—	—
Redeemed	(322,502)	(16,106)	(16,577)	(6,546)
Change in shares	64,743	(158,801)	(27,183)	(30,983)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 251

Bear ProFund		Biotechnology UltraSector ProFund		Bull ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019	July 31, 2020		July 31, 2019

$(187,031)	$74,167	$(236,270)	$336,543	$(56,620)		$287,996
(5,472,380)	(2,277,594)	55,508,678	1,291,579	5,163,508		2,761,571

(374,769)	211,726	3,716,275	(40,448,054)	5,675,609		1,469,292
(6,034,180)	(1,991,701)	58,988,683	(38,819,932)	10,782,497		4,518,859

(43,064)	—	(6,194,963)	(9,871,740)	(1,066,094)		(347,252)
—	—	(282,054)	(433,870)	(91,696)		(32,113)
(43,064)	—	(6,477,017)	(10,305,610)	(1,157,790)		(379,365)
2,303,665	8,691,232	(25,976,225)	(38,766,085)	2,558,866		9,462,993
(3,773,579)	6,699,531	26,535,441	(87,891,627)	12,183,573		13,602,487

20,148,858	13,449,327	167,529,379	255,421,006	65,352,874		51,750,387
$16,375,279	$20,148,858	$194,064,820	$167,529,379	$77,536,447		$65,352,874

$169,384,655	$130,516,432	$151,474,960	$127,727,925	$375,872,416		$444,081,567
39,530	—	6,111,625	9,731,885	1,046,363		338,692
(167,465,049)	(122,036,606)	(182,213,492)	(174,554,820)	(375,333,495)		(434,540,818)

8,075,658	4,983,412	3,537,199	4,172,644	42,139,182		56,888,989
—	—	281,086	431,729	61,683		31,763
(7,731,129)	(4,772,006)	(5,167,603)	(6,275,448)	(41,227,283)		(57,337,200)
$2,303,665	$8,691,232	$(25,976,225)	$(38,766,085)	$2,558,866		$9,462,993

6,326,962	4,239,965	2,419,582	2,072,533	8,587,263	(a)	10,481,205	(a)
1,522	—	96,201	192,520	21,620	(a)	7,623	(a)
(6,319,606)	(3,976,577)	(3,033,083)	(2,866,026)	(8,481,015	)(a)	(10,235,358	)(a)

296,123	172,630	75,250	83,253	1,108,150	(a)	1,623,843	(a)
—	—	5,775	10,935	1,549	(a)	858	(a)
(292,572)	(166,816)	(109,923)	(130,591)	(1,089,693	)(a)	(1,641,879	)(a)
12,429	269,202	(546,198)	(637,376)	147,874		236,292

See accompanying notes to the financial statements.

252 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Communication Services UltraSector ProFund		Consumer Goods UltraSector ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(75,082)	$1,287,849	$22,130	$2,400
Net realized gains (losses) on investments	15,785	3,772,227	(1,102,244)	298,596
Change in net unrealized appreciation/depreciation on investments	472,901	118,968	419,550	(126,296)
Change in net assets resulting from operations	413,604	5,179,044	(660,564)	174,700

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(199,038)	—	(131,877)	(64,275)
Service Class	(3,708)	—	(10,965)	(1,903)
Change in net assets resulting from distributions	(202,746)	—	(142,842)	(66,178)
Change in net assets resulting from capital transactions	(4,745,645)	(706,060)	3,970,448	(1,242,532)
Change in net assets	(4,534,787)	4,472,984	3,167,042	(1,134,010)

NET ASSETS:
Beginning of period	10,275,236	5,802,252	4,886,004	6,020,014
End of period	$5,740,449	$10,275,236	$8,053,046	$4,886,004

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$22,985,189	$195,232,775	$31,477,028	$17,383,024
Distributions reinvested	193,461	—	125,656	63,930
Value of shares redeemed	(27,890,721)	(196,019,922)	(27,650,150)	(18,365,983)
Service Class
Proceeds from shares issued	891,729	1,515,101	2,049,348	696,392
Distributions reinvested	3,708	—	10,965	1,903
Value of shares redeemed	(929,011)	(1,434,014)	(2,042,399)	(1,021,798)
Change in net assets resulting from capital transactions	$(4,745,645)	$(706,060)	$3,970,448	$(1,242,532)

SHARE TRANSACTIONS:
Investor Class
Issued	247,594	2,329,148	293,951	174,707
Reinvested	2,004	—	1,091	760
Redeemed	(305,083)	(2,298,345)	(273,260)	(185,095)
Service Class
Issued	12,106	21,382	21,881	7,584
Reinvested	46	—	105	25
Redeemed	(12,538)	(21,236)	(21,746)	(11,085)
Change in shares	(55,871)	30,949	22,022	(13,104)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 253

Consumer Services UltraSector ProFund				Europe 30 ProFund		Falling U.S. Dollar ProFund
Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019

$(264,817)		$(111,452)		$60,747	$82,804	$(9,109)	$(3,969)
604,046		4,028,613		(1,342,074)	501,255	(121,722)	(175,062)
1,960,435		(76,537)		(297,020)	(332,961)	59,194	(7,733)
2,299,664		3,840,624		(1,578,347)	251,098	(71,637)	(186,764)

—		(1,973,365)		(39,836)	(257,496)	—	—
—		(89,732)		—	(16,926)	—	—
—		(2,063,097)		(39,836)	(274,422)	—	—
(48,924,725)		(45,728,201)		821,860	1,848,591	297,148	(805,724)
(46,625,061)		(43,950,674)		(796,323)	1,825,267	225,511	(992,488)

93,047,204		136,997,878		5,261,482	3,436,215	1,006,481	1,998,969
$46,422,143		$93,047,204		$4,465,159	$5,261,482	$1,231,992	$1,006,481

$78,083,805		$136,239,975		$50,853,271	$56,844,915	$12,046,129	$19,541,204
—		1,960,936		39,191	247,413	—	—
(126,250,046)		(181,209,919)		(49,999,176)	(55,182,202)	(11,744,496)	(19,711,934)

3,890,598		4,637,775		173,722	5,416,826	5,526,912	27,764,103
—		89,560		—	16,906	—	—
(4,649,082)		(7,446,528)		(245,148)	(5,495,267)	(5,531,397)	(28,399,097)
$(48,924,725)		$(45,728,201)		$821,860	$1,848,591	$297,148	$(805,724)

1,687,455	(a)	3,051,432	(a)	4,257,256	4,495,027	760,634	1,187,640
—		57,066	(a)	2,992	19,747	—	—
(2,807,983	)(a)	(4,215,303	)(a)	(4,263,197)	(4,330,282)	(748,334)	(1,198,742)

96,876	(a)	118,962	(a)	16,088	372,709	378,250	1,799,735
—		3,015	(a)	—	1,226	—	—
(125,481	)(a)	(195,555	)(a)	(21,958)	(376,054)	(378,537)	(1,845,970)
(1,149,133)		(1,180,383)		(8,819)	182,373	12,013	(57,337)

See accompanying notes to the financial statements.

254 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Financials UltraSector ProFund		Health Care UltraSector ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,016	$112,311	$(83,935)	$58,455
Net realized gains (losses) on investments	154,060	991,416	1,861,670	(8,129,182)
Change in net unrealized appreciation/depreciation on investments	(2,100,258)	(1,031,558)	986,999	(1,438,347)
Change in net assets resulting from operations	(1,932,182)	72,169	2,764,734	(9,509,074)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(183,769)	—	(12,104)	(14,197)
Service Class	(3,702)	—	—	—
Change in net assets resulting from distributions	(187,471)	—	(12,104)	(14,197)
Change in net assets resulting from capital transactions	(34,405,322)	31,085,699	28,452,876	(16,048,305)
Change in net assets	(36,524,975)	31,157,868	31,205,506	(25,571,576)

NET ASSETS:
Beginning of period	41,207,075	10,049,207	15,977,980	41,549,556
End of period	$4,682,100	$41,207,075	$47,183,486	$15,977,980

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$88,129,365	$145,715,705	$125,065,683	$197,168,116
Distributions reinvested	172,277	—	11,217	13,514
Value of shares redeemed	(122,002,391)	(115,069,949)	(96,225,694)	(212,378,352)
Service Class
Proceeds from shares issued	1,206,566	2,468,621	2,019,921	3,732,596
Distributions reinvested	3,702	—	—	—
Value of shares redeemed	(1,914,841)	(2,028,678)	(2,418,251)	(4,584,179)
Change in net assets resulting from capital transactions	$(34,405,322)	$31,085,699	$28,452,876	$(16,048,305)

SHARE TRANSACTIONS:
Investor Class
Issued	3,777,582	6,494,399	1,777,683	3,131,516
Reinvested	6,404	—	155	244
Redeemed	(5,169,697)	(5,286,237)	(1,406,669)	(3,541,978)
Service Class
Issued	58,720	124,665	35,944	70,958
Reinvested	161	—	—	—
Redeemed	(94,529)	(102,582)	(42,920)	(88,785)
Change in shares	(1,421,359)	1,230,245	364,193	(428,045)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 255

Industrials UltraSector ProFund				Internet UltraSector ProFund		Large-Cap Growth ProFund
Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019

$(23,894)		$(21,520)		$(1,704,313)	$(1,929,925)	$(134,017)	$(60,281)
15,201		(3,622,975)		37,918,125	(13,126,559)	5,321,782	4,100,470
(1,243,736)		(24,922)		6,297,029	22,743,160	8,426,983	(1,724,576)
(1,252,429)		(3,669,417)		42,510,841	7,686,676	13,614,748	2,315,613

—		—		(193,857)	—	(638,805)	(422,081)
—		—		(12,351)	—	(195,353)	(33,578)
—		—		(206,208)	—	(834,158)	(455,659)
(4,970,142)		5,790,164		(46,226,734)	(80,195,839)	12,371,223	(10,523,623)
(6,222,571)		2,120,747		(3,922,101)	(72,509,163)	25,151,813	(8,663,669)

10,481,340		8,360,593		220,056,639	292,565,802	26,007,204	34,670,873
$4,258,769		$10,481,340		$216,134,538	$220,056,639	$51,159,017	$26,007,204

$14,637,423		$93,353,566		$122,112,309	$264,569,454	$163,217,400	$185,832,940
—		—		187,936	—	637,198	421,871
(19,076,859)		(87,847,053)		(166,047,533)	(338,176,695)	(148,656,521)	(199,594,322)

1,299,027		1,843,624		7,975,610	9,893,576	4,665,287	7,279,415
—		—		11,670	—	195,315	33,578
(1,829,733)		(1,559,973)		(10,466,726)	(16,482,174)	(7,687,456)	(4,497,105)
$(4,970,142)		$5,790,164		$(46,226,734)	$(80,195,839)	$12,371,223	$(10,523,623)

407,491	(a)	2,524,362	(a)	1,232,063	2,899,012	1,758,708	2,074,959
—		—		2,062	—	6,506	5,333
(540,118	)(a)	(2,494,212	)(a)	(1,785,752)	(3,770,433)	(1,547,528)	(2,217,056)

37,640	(a)	60,066	(a)	104,535	137,485	58,640	92,139
—		—		166	—	2,408	503
(58,631	)(a)	(47,622	)(a)	(140,998)	(233,578)	(98,431)	(61,169)
(153,618)		42,594		(587,924)	(967,514)	180,303	(105,291)

See accompanying notes to the financial statements.

256 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Value ProFund		Mid-Cap Growth ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$133,394	$79,550	$(110,330)	$(74,425)
Net realized gains (losses) on investments	(2,513,618)	1,820,565	1,179,967	23,473
Change in net unrealized appreciation/depreciation on investments	(858,051)	238,114	761,350	(478,894)
Change in net assets resulting from operations	(3,238,275)	2,138,229	1,830,987	(529,846)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(115,013)	—	—
Service Class	—	(70,361)	—	—
Change in net assets resulting from distributions	—	(185,374)	—	—
Change in net assets resulting from capital transactions	(3,679,670)	5,158,557	17,057,816	(208,493)
Change in net assets	(6,917,945)	7,111,412	18,888,803	(738,339)

NET ASSETS:
Beginning of period	13,042,787	5,931,375	20,106,465	20,844,804
End of period	$6,124,842	$13,042,787	$38,995,268	$20,106,465

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$83,278,451	$119,894,107	$67,611,388	$57,090,083
Distributions reinvested	—	114,949	—	—
Value of shares redeemed	(87,261,535)	(115,436,127)	(49,055,573)	(58,666,178)
Service Class
Proceeds from shares issued	979,995	1,770,566	2,050,653	1,891,957
Distributions reinvested	—	70,361	—	—
Value of shares redeemed	(676,581)	(1,255,299)	(3,548,652)	(524,355)
Change in net assets resulting from capital transactions	$(3,679,670)	$5,158,557	$17,057,816	$(208,493)

SHARE TRANSACTIONS:
Investor Class
Issued	1,224,321	1,876,935	737,713	633,163
Reinvested	—	2,048	—	—
Redeemed	(1,328,099)	(1,781,080)	(532,964)	(655,947)
Service Class
Issued	17,876	30,827	26,744	24,664
Reinvested	—	1,395	—	—
Redeemed	(13,295)	(22,030)	(46,574)	(7,121)
Change in shares	(99,197)	108,095	184,919	(5,241)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 257

Mid-Cap ProFund		Mid-Cap Value ProFund		Nasdaq-100 ProFund
Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019

$(48,320)	$(5,896)	$9,950	$6,588	$(749,918)	$(47,039)
22,962	1,884,790	86,069	(873,011)	30,789,633	5,527,258
(723,851)	(3,013,989)	(672,790)	(259,004)	12,755,322	1,144,009
(749,209)	(1,135,095)	(576,771)	(1,125,427)	42,795,037	6,624,228

(319,135)	(432,126)	(21,081)	(136,039)	(796,773)	—
(43,364)	(27,064)	—	(21,413)	(89,335)	—
(362,499)	(459,190)	(21,081)	(157,452)	(886,108)	—
(3,806,292)	(9,441,120)	(936,285)	(869,754)	(32,546,391)	9,865,475
(4,918,000)	(11,035,405)	(1,534,137)	(2,152,633)	9,362,538	16,489,703

9,680,596	20,716,001	6,140,367	8,293,000	107,682,985	91,193,282
$4,762,596	$9,680,596	$4,606,230	$6,140,367	$117,045,523	$107,682,985

$31,793,248	$51,657,279	$15,103,053	$72,015,143	$1,304,129,730	$507,583,011
308,830	429,644	21,075	135,944	779,644	—
(34,085,707)	(63,462,226)	(15,981,377)	(73,081,004)	(1,338,434,871)	(495,189,959)

5,016,324	11,224,697	23,019	247,128	73,530,225	51,703,129
39,265	27,064	—	21,401	89,275	—
(6,878,252)	(9,317,578)	(102,055)	(208,366)	(72,640,394)	(54,230,706)
$(3,806,292)	$(9,441,120)	$(936,285)	$(869,754)	$(32,546,391)	$9,865,475

392,105	611,176	227,572	1,002,576	15,614,517	7,080,749
3,549	5,850	272	2,173	9,269	—
(422,536)	(755,238)	(236,201)	(1,028,362)	(15,906,281)	(6,919,458)

72,067	162,336	402	4,162	1,086,293	894,554
553	443	—	417	1,305	—
(100,622)	(136,298)	(1,931)	(3,497)	(1,081,363)	(938,917)
(54,884)	(111,731)	(9,886)	(22,531)	(276,260)	116,928

See accompanying notes to the financial statements.

258 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil & Gas UltraSector ProFund		Oil Equipment & Services UltraSector ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020		Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$186,070	$202,807	$42,446		$(47,165)
Net realized gains (losses) on investments	(3,450,115)	(387,079)	(6,792,013)		(3,064,224)
Change in net unrealized appreciation/depreciation on investments	(4,221,455)	(6,798,803)	642,935		(2,051,390)
Change in net assets resulting from operations	(7,485,500)	(6,983,075)	(6,106,632)		(5,162,779)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(152,406)	(265,427)	—		(107,352)
Service Class	(1,586)	(3,157)	—		(130)
Change in net assets resulting from distributions	(153,992)	(268,584)	—		(107,482)
Change in net assets resulting from capital transactions	5,676,777	(23,423,552)	9,289,827		3,327,055
Change in net assets	(1,962,715)	(30,675,211)	3,183,195		(1,943,206)

NET ASSETS:
Beginning of period	14,132,373	44,807,584	6,577,784		8,520,990
End of period	$12,169,658	$14,132,373	$9,760,979		$6,577,784

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$72,807,079	$80,763,852	$80,772,684		$39,452,566
Distributions reinvested	150,199	227,593	—		106,155
Value of shares redeemed	(67,558,943)	(103,815,177)	(71,735,809)		(36,618,169)
Service Class
Proceeds from shares issued	3,908,226	1,337,133	1,832,040		2,108,137
Distributions reinvested	1,586	3,133	—		130
Value of shares redeemed	(3,631,370)	(1,940,086)	(1,579,088)		(1,721,764)
Change in net assets resulting from capital transactions	$5,676,777	$(23,423,552)	$9,289,827		$3,327,055

SHARE TRANSACTIONS:
Investor Class
Issued	4,546,408	2,464,384	6,337,318	(a)	747,459	(a)
Reinvested	5,338	8,787	—		2,659	(a)
Redeemed	(4,045,527)	(3,036,983)	(5,455,144	)(a)	(681,879	)(a)
Service Class
Issued	320,132	51,907	190,838	(a)	38,078	(a)
Reinvested	65	140	—		4	(a)
Redeemed	(288,346)	(68,737)	(157,725	)(a)	(31,736	)(a)
Change in shares	538,070	(580,502)	915,287		74,585

(a)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 259

Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019

$(12,582)	$(4,342)	$(282,548)	$(26,734)	$(46,482)	$759,260
268,907	329,740	7,991,059	2,262,987	32,827	(343,563)
215,597	(1,914,426)	16,033,836	2,483,260	(2,955,130)	2,342,051
471,922	(1,589,028)	23,742,347	4,719,513	(2,968,785)	2,757,748

—	(211,504)	—	—	(449,844)	(660,713)
—	(22,795)	—	—	(13,108)	(843)
—	(234,299)	—	—	(462,952)	(661,556)
(1,909,645)	(698,080)	(9,517,333)	766,370	(17,907,612)	17,641,022
(1,437,723)	(2,521,407)	14,225,014	5,485,883	(21,339,349)	19,737,214

5,473,354	7,994,761	30,916,189	25,430,306	26,671,486	6,934,272
$4,035,631	$5,473,354	$45,141,203	$30,916,189	$5,332,137	$26,671,486

$18,732,807	$21,945,264	$285,546,888	$185,818,388	$104,350,608	$233,417,803
—	211,460	—	—	433,371	630,764
(20,503,578)	(22,712,030)	(293,728,775)	(184,529,000)	(122,243,500)	(216,614,876)

1,388,470	1,218,874	20,826,718	17,046,345	2,140,441	5,080,159
—	22,017	—	—	13,108	843
(1,527,344)	(1,383,665)	(22,162,164)	(17,569,363)	(2,601,640)	(4,873,671)
$(1,909,645)	$(698,080)	$(9,517,333)	$766,370	$(17,907,612)	$17,641,022

865,672	907,848	5,404,054	5,939,991	2,009,931	5,091,527
—	10,774	—	—	8,756	14,178
(945,753)	(948,616)	(5,642,286)	(5,958,648)	(2,397,861)	(4,745,616)

69,894	50,436	473,245	647,782	41,938	113,681
—	1,286	—	—	288	18
(78,787)	(63,096)	(484,740)	(667,865)	(54,197)	(110,497)
(88,974)	(41,368)	(249,727)	(38,740)	(391,145)	363,291

See accompanying notes to the financial statements.

260 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(70,990)	$209,610	$(21,677)	$32,318
Net realized gains (losses) on investments	(6,624,120)	(4,661,141)	(429,770)	(380,334)
Change in net unrealized appreciation/depreciation on investments	355,386	(1,492,070)	2,382	(156,801)
Change in net assets resulting from operations	(6,339,724)	(5,943,601)	(449,065)	(504,817)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(188,442)	—	(17,678)	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(188,442)	—	(17,678)	—
Change in net assets resulting from capital transactions	(17,680,757)	9,199,031	(648,141)	(13,046,907)
Change in net assets	(24,208,923)	3,255,430	(1,114,884)	(13,551,724)

NET ASSETS:
Beginning of period	30,400,874	27,145,444	2,970,648	16,522,372
End of period	$6,191,951	$30,400,874	$1,855,764	$2,970,648

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$125,549,044	$380,069,502	$2,941,383	$8,422,034
Distributions reinvested	172,450	—	17,565	—
Value of shares redeemed	(143,692,300)	(370,711,201)	(3,433,781)	(21,441,580)
Service Class
Proceeds from shares issued	6,253,478	36,504,218	1,084	123,032
Distributions reinvested	—	—	—	—
Value of shares redeemed	(5,963,429)	(36,663,488)	(174,392)	(150,393)
Change in net assets resulting from capital transactions	$(17,680,757)	$9,199,031	$(648,141)	$(13,046,907)

SHARE TRANSACTIONS:
Investor Class
Issued	4,249,783	9,528,488	223,048	551,138
Reinvested	5,259	—	1,265	—
Redeemed	(4,825,787)	(9,306,165)	(266,260)	(1,407,851)
Service Class
Issued	224,534	1,008,316	89	8,463
Reinvested	—	—	—	—
Redeemed	(226,666)	(1,029,414)	(14,511)	(10,679)
Change in shares	(572,877)	201,225	(56,369)	(858,929)

(a)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 261

Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund		Short Nasdaq-100 ProFund
Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020		Year Ended July 31, 2019

$(113,764)	$21,410	$83,585	$463,866	$(81,442)		$14,648
(142,236)	638,004	(15,176,379)	50,573,356	1,517,096		(504,921)
(483,968)	65,439	10,270,976	(47,273,285)	(661,308)		20,421
(739,968)	724,853	(4,821,818)	3,763,937	774,346		(469,852)

(23,144)	(64,028)	(1,021,610)	(11,989,242)	(11,298)		—
—	(39,659)	(60,594)	(493,055)	—		—
(23,144)	(103,687)	(1,082,204)	(12,482,297)	(11,298)		—
(4,492,557)	(3,835,446)	(7,253,041)	(174,416,979)	(3,259,623)		2,753,650
(5,255,669)	(3,214,280)	(13,157,063)	(183,135,339)	(2,496,575)		2,283,798

12,581,559	15,795,839	66,698,784	249,834,123	5,216,456		2,932,658
$7,325,890	$12,581,559	$53,541,721	$66,698,784	$2,719,881		$5,216,456

$55,698,812	$83,498,071	$292,446,959	$153,101,504	$738,877,864		$94,841,596
21,856	62,436	1,008,840	9,646,745	11,131		—
(60,099,833)	(86,490,392)	(300,181,103)	(335,171,333)	(741,837,193)		(92,658,666)

31,357,414	29,197,344	10,732,608	4,804,681	13,626,553		20,501,563
—	39,538	55,543	484,464	—		—
(31,470,806)	(30,142,443)	(11,315,888)	(7,283,040)	(13,937,978)		(19,930,843)
$(4,492,557)	$(3,835,446)	$(7,253,041)	$(174,416,979)	$(3,259,623)		$2,753,650

1,875,747	2,920,209	5,751,168	3,483,339	27,395,296	(a)	2,589,325	(a)
749	2,188	24,619	294,171	373	(a)	—
(2,037,255)	(3,034,035)	(6,371,091)	(6,357,034)	(27,413,041	)(a)	(2,525,917	)(a)

1,193,093	1,139,124	269,806	138,541	513,173	(a)	614,659	(a)
—	1,548	1,810	19,240	—		—
(1,196,032)	(1,175,272)	(281,876)	(193,494)	(522,172	)(a)	(599,140	)(a)
(163,698)	(146,238)	(605,564)	(2,615,237)	(26,371)		78,927

See accompanying notes to the financial statements.

262 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund		Short Precious Metals ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,346)	$7,806	$(13,091)	$26,549
Net realized gains (losses) on investments	662,477	378,108	(1,885,009)	(2,325,282)
Change in net unrealized appreciation/depreciation on investments	79,730	121,998	(285,920)	185,724
Change in net assets resulting from operations	720,861	507,912	(2,184,020)	(2,113,009)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(4,714)	—	(18,058)	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(4,714)	—	(18,058)	—
Change in net assets resulting from capital transactions	1,591	(29,505)	(843,599)	193,569
Change in net assets	717,738	478,407	(3,045,677)	(1,919,440)

NET ASSETS:
Beginning of period	2,118,024	1,639,617	4,675,152	6,594,592
End of period	$2,835,762	$2,118,024	$1,629,475	$4,675,152

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$44,063,461	$38,174,330	$135,922,975	$210,985,135
Distributions reinvested	4,654	—	16,669	—
Value of shares redeemed	(44,097,517)	(38,189,339)	(136,816,268)	(210,759,510)
Service Class
Proceeds from shares issued	488,982	2,787,874	569,542	1,699,713
Distributions reinvested	—	—	—	—
Value of shares redeemed	(457,989)	(2,802,370)	(536,517)	(1,731,769)
Change in net assets resulting from capital transactions	$1,591	$(29,505)	$(843,599)	$193,569

SHARE TRANSACTIONS:
Investor Class
Issued	789,877	868,625	5,187,694	5,044,788
Reinvested	101	—	632	—
Redeemed	(784,973)	(865,220)	(5,221,850)	(5,056,342)
Service Class
Issued	9,223	64,857	21,748	40,359
Reinvested	—	—	—	—
Redeemed	(8,688)	(64,872)	(17,984)	(40,538)
Change in shares	5,540	3,390	(29,760)	(11,733)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 263

Short Real Estate ProFund		Short Small-Cap ProFund		Small-Cap Growth ProFund
Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019

$(13,979)	$4,280	$(25,898)	$11,519	$(98,151)	$(163,186)
(500,064)	(145,573)	(1,449,070)	744,880	505,260	(790,974)
(51,624)	15,681	11,604	6,480	(363,640)	(4,789,528)
(565,667)	(125,612)	(1,463,364)	762,879	43,469	(5,743,688)

—	—	(7,330)	—	—	(926,073)
—	—	—	—	—	(41,621)
—	—	(7,330)	—	—	(967,694)
1,091,167	(477,661)	2,134,326	(3,202,521)	(3,419,369)	(11,557,650)
525,500	(603,273)	663,632	(2,439,642)	(3,375,900)	(18,269,032)

1,214,476	1,817,749	1,171,179	3,610,821	12,025,728	30,294,760
$1,739,976	$1,214,476	$1,834,811	$1,171,179	$8,649,828	$12,025,728

$21,901,080	$23,694,446	$90,111,866	$71,971,520	$45,398,815	$109,820,789
—	—	7,216	—	—	919,734
(20,816,293)	(23,833,080)	(87,991,357)	(74,996,499)	(47,909,527)	(122,615,224)

10,332	7,472	650,344	12,334,020	3,922,559	2,004,692
—	—	—	—	—	41,511
(3,952)	(346,499)	(643,743)	(12,511,562)	(4,831,216)	(1,729,152)
$1,091,167	$(477,661)	$2,134,326	$(3,202,521)	$(3,419,369)	$(11,557,650)

1,702,617	1,676,185	6,549,312	5,085,814	538,181	1,137,112
—	—	594	—	—	11,858
(1,645,411)	(1,682,658)	(6,479,056)	(5,271,450)	(560,311)	(1,322,057)

909	555	50,037	948,010	56,248	27,166
—	—	—	—	—	653
(314)	(26,832)	(49,694)	(957,973)	(71,183)	(22,794)
57,801	(32,750)	71,193	(195,599)	(37,065)	(168,062)

See accompanying notes to the financial statements.

264 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap ProFund		Small-Cap Value ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(49,820)	$(20,079)	$(16,960)	$(38,388)
Net realized gains (losses) on investments	(449,627)	(2,323,556)	(1,542,854)	3,511,092
Change in net unrealized appreciation/depreciation on investments	(628,504)	(807,843)	(679,005)	(4,348,613)
Change in net assets resulting from operations	(1,127,951)	(3,151,478)	(2,238,819)	(875,909)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(3,975)	(331,882)
Service Class	—	—	—	(50,094)
Change in net assets resulting from distributions	—	—	(3,975)	(381,976)
Change in net assets resulting from capital transactions	(4,273,692)	(34,176,768)	985,271	(26,082,373)
Change in net assets	(5,401,643)	(37,328,246)	(1,257,523)	(27,340,258)

NET ASSETS:
Beginning of period	8,668,251	45,996,497	5,809,529	33,149,787
End of period	$3,266,608	$8,668,251	$4,552,006	$5,809,529

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$169,435,482	$269,004,723	$41,873,075	$65,287,200
Distributions reinvested	—	—	3,971	324,848
Value of shares redeemed	(173,598,522)	(301,027,561)	(40,889,897)	(91,759,284)
Service Class
Proceeds from shares issued	812,056	9,821,653	459,287	613,883
Distributions reinvested	—	—	—	47,803
Value of shares redeemed	(922,708)	(11,975,583)	(461,165)	(596,823)
Change in net assets resulting from capital transactions	$(4,273,692)	$(34,176,768)	$985,271	$(26,082,373)

SHARE TRANSACTIONS:
Investor Class
Issued	2,086,021	3,175,352	561,852	826,372
Reinvested	—	—	48	4,783
Redeemed	(2,144,380)	(3,555,236)	(565,009)	(1,094,108)
Service Class
Issued	10,954	138,935	7,001	8,985
Reinvested	—	—	—	851
Redeemed	(13,036)	(168,503)	(7,586)	(8,893)
Change in shares	(60,441)	(409,452)	(3,694)	(262,010)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 265

Technology UltraSector ProFund				Telecommunications UltraSector ProFund		UltraBear ProFund
Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019

$(353,456)		$11,962		$6,974	$20,115	$(94,729)	$41,469
9,425,878		(13,202,315)		314	(4,345,721)	(8,595,107)	(3,133,232)
14,096,266		529,180		(111,324)	(169,971)	(420,334)	205,711
23,168,688		(12,661,173)		(104,036)	(4,495,577)	(9,110,170)	(2,886,052)

—		(55,595)		(20,154)	(37,077)	—	—
—		(4,795)		(289)	(337)	—	—
—		(60,390)		(20,443)	(37,414)	—	—
(19,517,101)		(3,547,430)		(513,644)	4,085,650	9,928,116	78,746
3,651,587		(16,268,993)		(638,123)	(447,341)	817,946	(2,807,306)

86,194,037		102,463,030		1,543,762	1,991,103	9,134,643	11,941,949
$89,845,624		$86,194,037		$905,639	$1,543,762	$9,952,589	$9,134,643

$239,079,487		$311,934,446		$6,251,349	$96,212,839	$222,344,403	$170,097,085
—		52,334		20,040	36,950	—	—
(257,565,793)		(312,633,140)		(6,754,563)	(92,145,778)	(212,309,081)	(166,906,036)

8,864,108		5,044,153		514,295	277,287	1,382,659	8,520,592
—		4,795		289	337	—	—
(9,894,903)		(7,950,018)		(545,054)	(295,985)	(1,489,865)	(11,632,895)
$(19,517,101)		$(3,547,430)		$(513,644)	$4,085,650	$9,928,116	$78,746

4,165,208	(a)	6,765,621	(a)	314,024	4,583,382	13,494,327	7,694,864
—		1,542	(a)	939	2,077	—	—
(4,692,225	)(a)	(7,362,555	)(a)	(338,508)	(4,607,191)	(13,049,708)	(7,598,178)

191,659	(a)	130,497	(a)	29,286	13,324	87,857	393,374
—		168	(a)	14	20	—	—
(220,394	)(a)	(217,122	)(a)	(30,575)	(14,251)	(95,693)	(550,183)
(555,752)		(681,849)		(24,820)	(22,639)	436,783	(60,123)

See accompanying notes to the financial statements.

266 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBull ProFund		UltraChina ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$94,338	$724,245	$(87,065)	$(18,083)
Net realized gains (losses) on investments	(1,570,392)	4,550,474	2,347,812	(8,310,133)
Change in net unrealized appreciation/depreciation on investments	(2,817,676)	(7,893,136)	1,102,307	(2,426,267)
Change in net assets resulting from operations	(4,293,730)	(2,618,417)	3,363,054	(10,754,483)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(651,715)	(762,774)	(18,540)	—
Service Class	—	(7,389)	—	—
Change in net assets resulting from distributions	(651,715)	(770,163)	(18,540)	—
Change in net assets resulting from capital transactions	(69,708,383)	(7,817,877)	(7,846,419)	4,423,092
Change in net assets	(74,653,828)	(11,206,457)	(4,501,905)	(6,331,391)

NET ASSETS:
Beginning of period	176,336,889	187,543,346	22,128,360	28,459,751
End of period	$101,683,061	$176,336,889	$17,626,455	$22,128,360

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,141,185,070	$1,611,817,398	$164,216,210	$248,686,803
Distributions reinvested	640,510	745,165	16,996	—
Value of shares redeemed	(1,211,635,308)	(1,620,366,794)	(174,392,161)	(243,902,607)
Service Class
Proceeds from shares issued	6,313,372	23,535,936	10,513,287	3,059,375
Distributions reinvested	—	7,127	—	—
Value of shares redeemed	(6,212,027)	(23,556,709)	(8,200,751)	(3,420,479)
Change in net assets resulting from capital transactions	$(69,708,383)	$(7,817,877)	$(7,846,419)	$4,423,092

SHARE TRANSACTIONS:
Investor Class
Issued	16,722,179	26,334,951	12,768,952	19,131,750
Reinvested	8,176	11,061	1,217	—
Redeemed	(17,919,152)	(26,725,357)	(13,807,352)	(18,772,847)
Service Class
Issued	122,574	472,301	894,328	277,570
Reinvested	—	126	—	—
Redeemed	(116,796)	(482,677)	(761,160)	(300,441)
Change in shares	(1,183,019)	(389,595)	(904,015)	336,032

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 267

UltraDow 30 ProFund				UltraEmerging Markets ProFund		UltraInternational ProFund
Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019

$70,685		$237,141		$(2,168)	$12,038	$(20,826)	$5,907
637,821		166,356		2,251,987	(1,830,464)	205,042	(1,056,547)
(3,707,183)		699,977		(581,746)	(3,268,600)	(143,729)	(86,497)
(2,998,677)		1,103,474		1,668,073	(5,087,026)	40,487	(1,137,137)

(647,779)		(250,371)		—	(73,918)	—	—
(12,315)		—		—	—	—	—
(660,094)		(250,371)		—	(73,918)	—	—
(9,225,539)		(264,363)		(1,198,684)	(5,115,136)	1,071,924	(5,126,089)
(12,884,310)		588,740		469,389	(10,276,080)	1,112,411	(6,263,226)

39,656,501		39,067,761		13,059,071	23,335,151	3,035,565	9,298,791
$26,772,191		$39,656,501		$13,528,460	$13,059,071	$4,147,976	$3,035,565

$132,077,328		$141,729,317		$58,922,518	$67,929,866	$29,356,213	$26,925,590
627,652		238,586		—	70,505	—	—
(141,959,821)		(141,358,941)		(60,150,648)	(72,837,912)	(28,309,877)	(31,947,675)

2,397,458		2,123,170		1,487,276	2,464,687	1,283,053	1,156,323
12,012		—		—	—	—	—
(2,380,168)		(2,996,495)		(1,457,830)	(2,742,282)	(1,257,465)	(1,260,327)
$(9,225,539)		$(264,363)		$(1,198,684)	$(5,115,136)	$1,071,924	$(5,126,089)

3,411,969	(a)	3,193,680	(a)	1,110,504	1,273,110	1,954,198	1,742,492
11,999	(a)	6,774	(a)	—	1,565	—	—
(3,583,484	)(a)	(3,232,893	)(a)	(1,147,766)	(1,385,726)	(1,836,095)	(2,057,231)

72,947	(a)	54,357	(a)	30,899	48,921	96,348	81,084
263	(a)	—		—	—	—	—
(71,964	)(a)	(77,979	)(a)	(29,163)	(55,096)	(93,709)	(89,086)
(158,270)		(56,061)		(35,526)	(117,226)	120,742	(322,741)

See accompanying notes to the financial statements.

268 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		UltraLatin America ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(105,607)	$24,999	$324,230	$443,583
Net realized gains (losses) on investments	1,245,448	(2,197,195)	(15,785,346)	(2,164,314)
Change in net unrealized appreciation/depreciation on investments	(1,513,486)	117,848	(5,136,456)	300,473
Change in net assets resulting from operations	(373,645)	(2,054,348)	(20,597,572)	(1,420,258)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(423,244)	(475,022)	(455,847)
Service Class	—	(5,131)	—	—
Change in net assets resulting from distributions	—	(428,375)	(475,022)	(455,847)
Change in net assets resulting from capital transactions	(2,642,748)	(5,066,215)	5,254,085	(4,529,971)
Change in net assets	(3,016,393)	(7,548,938)	(15,818,509)	(6,406,076)

NET ASSETS:
Beginning of period	13,681,323	21,230,261	31,641,195	38,047,271
End of period	$10,664,930	$13,681,323	$15,822,686	$31,641,195

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$37,049,450	$64,108,360	$137,140,165	$144,288,089
Distributions reinvested	—	415,552	474,290	452,132
Value of shares redeemed	(39,540,913)	(69,650,754)	(132,442,617)	(148,958,028)
Service Class
Proceeds from shares issued	781,336	950,601	2,898,523	2,293,064
Distributions reinvested	—	5,131	—	—
Value of shares redeemed	(932,621)	(895,105)	(2,816,276)	(2,605,228)
Change in net assets resulting from capital transactions	$(2,642,748)	$(5,066,215)	$5,254,085	$(4,529,971)

SHARE TRANSACTIONS:
Investor Class
Issued	1,663,038	2,885,257	10,361,132	4,468,924
Reinvested	—	14,632	14,222	15,368
Redeemed	(1,769,558)	(3,128,091)	(9,884,093)	(4,614,789)
Service Class
Issued	38,775	47,982	232,057	70,791
Reinvested	—	210	—	—
Redeemed	(46,397)	(45,385)	(225,115)	(81,705)
Change in shares	(114,142)	(225,395)	498,203	(141,411)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 269

UltraMid-Cap ProFund		UltraNasdaq-100 ProFund		UltraShort China ProFund
Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2020	Year Ended July 31, 2019

$(74,055)	$104,547	$(3,232,377)	$(71,208)	$(10,759)	$16,668
(10,480,393)	(2,485,968)	164,514,477	14,430,439	(755,718)	(111,230)
(9,438,176)	(4,588,886)	125,276,852	11,259,536	(128,652)	52,304
(19,992,624)	(6,970,307)	286,558,952	25,618,767	(895,129)	(42,258)

(1,648,651)	(62,365)	(31,939,537)	(22,651,996)	(14,251)	—
(19,080)	(1,696)	(891,205)	(718,414)	—	—
(1,667,731)	(64,061)	(32,830,742)	(23,370,410)	(14,251)	—
(28,570,666)	(5,713,424)	(127,276,063)	2,168,276	(2,033,531)	1,512,424
(50,231,021)	(12,747,792)	126,452,147	4,416,633	(2,942,911)	1,470,166

81,250,485	93,998,277	516,790,742	512,374,109	3,578,157	2,107,991
$31,019,464	$81,250,485	$643,242,889	$516,790,742	$635,246	$3,578,157

$204,052,026	$360,466,688	$2,977,012,703	$2,862,520,823	$69,612,623	$88,322,530
1,634,259	61,384	30,817,276	21,819,789	13,562	—
(234,235,352)	(364,913,157)	(3,133,457,767)	(2,879,358,453)	(71,668,763)	(86,608,565)

1,165,927	22,862,315	13,859,721	48,552,537	1,056,240	2,006,933
18,608	1,696	875,193	690,329	—	—
(1,206,134)	(24,192,350)	(16,383,189)	(52,056,749)	(1,047,193)	(2,208,474)
$(28,570,666)	$(5,713,424)	$(127,276,063)	$2,168,276	$(2,033,531)	$1,512,424

5,322,076	8,695,897	34,330,195	40,660,778	1,906,608	1,839,481
34,560	1,934	344,289	274,497	388	—
(6,248,922)	(8,837,027)	(36,053,210)	(41,141,674)	(1,950,890)	(1,814,479)

40,621	683,880	198,490	897,526	29,464	49,502
484	65	12,273	10,620	—	—
(40,540)	(716,017)	(242,614)	(959,947)	(29,922)	(50,350)
(891,721)	(171,268)	(1,410,577)	(258,200)	(44,352)	24,154

See accompanying notes to the financial statements.

270 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Dow 30 ProFund		UltraShort Emerging Markets ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(64,488)	$18,056	$(14,830)	$10,589
Net realized gains (losses) on investments	(3,362,654)	(897,779)	(795,062)	133,490
Change in net unrealized appreciation/depreciation on investments	(9,030)	85,890	(82,742)	49,385
Change in net assets resulting from operations	(3,436,172)	(793,833)	(892,634)	193,464

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(13,291)	—	(7,510)	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(13,291)	—	(7,510)	—
Change in net assets resulting from capital transactions	4,388,140	1,322,646	(1,026,941)	(295,364)
Change in net assets	938,677	528,813	(1,927,085)	(101,900)

NET ASSETS:
Beginning of period	4,670,291	4,141,478	2,963,457	3,065,357
End of period	$5,608,968	$4,670,291	$1,036,372	$2,963,457

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$89,971,099	$48,767,692	$35,326,798	$38,627,451
Distributions reinvested	13,079	—	7,415	—
Value of shares redeemed	(85,838,508)	(47,386,512)	(36,364,890)	(38,908,512)
Service Class
Proceeds from shares issued	666,646	21,519	346,806	1,180,226
Value of shares redeemed	(424,176)	(80,053)	(343,070)	(1,194,529)
Change in net assets resulting from capital transactions	$4,388,140	$1,322,646	$(1,026,941)	$(295,364)

SHARE TRANSACTIONS:
Investor Class
Issued	6,271,319	2,833,061	2,116,984	1,915,322
Reinvested	1,006	—	526	—
Redeemed	(6,042,245)	(2,750,495)	(2,170,169)	(1,924,645)
Service Class
Issued	54,021	1,386	20,486	67,137
Redeemed	(31,599)	(4,654)	(19,215)	(67,807)
Change in shares	252,502	79,298	(51,388)	(9,993)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 271

UltraShort International ProFund		UltraShort Japan ProFund		UltraShort Latin America ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019

$(28,710)	$17,491	$(6,364)	$1,979	$(41,875)	$17,941
(1,314,506)	(955,564)	(171,974)	(134,373)	147,775	(1,333,919)
90,069	65,345	41,288	25,950	(56,863)	180,869
(1,253,147)	(872,728)	(137,050)	(106,444)	49,037	(1,135,109)

(15,691)	—	—	—	(12,538)	—
—	—	—	—	—	—
(15,691)	—	—	—	(12,538)	—
1,554,284	893,745	(32,304)	406,028	(1,605,473)	2,092,371
285,446	21,017	(169,354)	299,584	(1,568,974)	957,262

2,169,595	2,148,578	1,013,852	714,268	4,742,209	3,784,947
$2,455,041	$2,169,595	$844,498	$1,013,852	$3,173,235	$4,742,209

$39,150,132	$57,644,989	$24,461,268	$37,176,372	$111,890,023	$83,832,245
15,607	—	—	—	12,150	—
(37,611,132)	(56,669,970)	(24,464,871)	(36,751,792)	(113,424,970)	(81,740,438)

60,820	1,400,048	117,617	323,504	4,739,111	4,203,208
(61,143)	(1,481,322)	(146,318)	(342,056)	(4,821,787)	(4,202,644)
$1,554,284	$893,745	$(32,304)	$406,028	$(1,605,473)	$2,092,371

2,926,029	3,873,488	871,045	1,106,708	3,035,705	2,745,367
1,373	—	—	—	507	—
(2,853,961)	(3,878,651)	(864,385)	(1,097,144)	(3,091,727)	(2,682,436)

4,788	108,778	4,749	11,920	127,712	150,532
(4,866)	(110,083)	(4,776)	(11,942)	(128,762)	(150,390)
73,363	(6,468)	6,633	9,542	(56,565)	63,073

See accompanying notes to the financial statements.

272 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Nasdaq-100 ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,406)	$9,330	$(160,260)	$69,660
Net realized gains (losses) on investments	(1,337,983)	(439,123)	(6,334,728)	(1,148,943)
Change in net unrealized appreciation/depreciation on investments	(7,051)	8,638	(2,388,284)	241,976
Change in net assets resulting from operations	(1,369,440)	(421,155)	(8,883,272)	(837,307)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(7,614)	—	(48,964)	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(7,614)	—	(48,964)	—
Change in net assets resulting from capital transactions	2,634,562	834,275	3,096,928	3,782,436
Change in net assets	1,257,508	413,120	(5,835,308)	2,945,129
NET ASSETS:
Beginning of period	1,491,249	1,078,129	15,463,396	12,518,267
End of period	$2,748,757	$1,491,249	$9,628,088	$15,463,396
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$36,458,084	$31,858,586	$1,189,153,375	$363,135,460
Distributions reinvested	6,648	—	45,737	—
Value of shares redeemed	(33,841,841)	(31,064,156)	(1,186,114,928)	(359,783,529)
Service Class
Proceeds from shares issued	33,108	2,112,544	8,971,625	8,165,439
Distributions reinvested	—	—	—	—
Value of shares redeemed	(21,437)	(2,072,699)	(8,958,881)	(7,734,934)
Change in net assets resulting from capital transactions	$2,634,562	$834,275	$3,096,928	$3,782,436
SHARE TRANSACTIONS:
Investor Class
Issued	1,815,470	1,363,545	166,654,625	24,069,591
Reinvested	381	—	4,569	—
Redeemed	(1,683,010)	(1,340,589)	(165,724,161)	(23,651,581)
Service Class
Issued	1,723	108,233	951,307	567,216
Reinvested	—	—	—	—
Redeemed	(865)	(107,895)	(952,809)	(530,686)
Change in shares	133,699	23,294	933,531	454,540

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 273

UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund		U.S. Government Plus ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019

$(83,525)	$22,897	$(208,740)	$129,855	$(11,816)	$285,092
(6,777,254)	(952,725)	(3,077,247)	(6,387,746)	11,405,620	2,846,033
69,392	71,869	137,733	(6,962,147)	(218,202)	1,309,613
(6,791,387)	(857,959)	(3,148,254)	(13,220,038)	11,175,602	4,440,738

(17,184)	—	—	(37,186)	(70,487)	(281,577)
—	—	—	(192)	(105)	(3,503)
(17,184)	—	—	(37,378)	(70,592)	(285,080)
10,030,061	1,387,114	(25,384,147)	5,007,721	(13,189,424)	3,369,498
3,221,490	529,155	(28,532,401)	(8,249,695)	(2,084,414)	7,525,156

4,698,452	4,169,297	62,562,043	70,811,738	26,396,145	18,870,989
$7,919,942	$4,698,452	$34,029,642	$62,562,043	$24,311,731	$26,396,145

$171,975,249	$95,428,111	$689,280,004	$1,315,272,254	$345,348,051	$518,401,645
16,370	—	—	34,394	65,522	262,290
(161,971,331)	(94,303,353)	(714,210,736)	(1,309,041,916)	(357,689,490)	(513,645,441)

4,696,595	11,523,514	9,743,427	16,710,989	59,176,692	44,851,682
—	—	—	192	105	3,503
(4,686,822)	(11,261,158)	(10,196,842)	(17,968,192)	(60,090,304)	(46,504,181)
$10,030,061	$1,387,114	$(25,384,147)	$5,007,721	$(13,189,424)	$3,369,498

5,680,416	2,860,495	15,031,864	22,528,198	4,968,295	9,736,081
617	—	—	803	974	4,759
(5,443,583)	(2,848,986)	(15,295,847)	(22,460,012)	(5,110,271)	(9,622,896)

154,433	354,486	288,479	344,881	869,026	909,967
—	—	—	5	2	72
(150,602)	(352,953)	(290,393)	(367,489)	(885,760)	(953,938)
241,281	13,042	(265,897)	46,386	(157,734)	74,045

See accompanying notes to the financial statements.

274 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Utilities UltraSector ProFund
	Year Ended July 31, 2020	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$384,205	$367,195
Net realized gains (losses) on investments	(5,956,582)	1,180,599
Change in net unrealized appreciation/depreciation on investments	(1,415,262)	1,753,593
Change in net assets resulting from operations	(6,987,639)	3,301,387
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(471,638)	(270,878)
Service Class	(18,130)	—
Change in net assets resulting from distributions	(489,768)	(270,878)
Change in net assets resulting from capital transactions	(16,280,571)	20,950,114
Change in net assets	(23,757,978)	23,980,623
NET ASSETS:
Beginning of period	32,823,507	8,842,884
End of period	$9,065,529	$32,823,507
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$216,377,740	$197,220,426
Distributions reinvested	469,736	246,555
Value of shares redeemed	(232,353,340)	(177,012,024)
Service Class
Proceeds from shares issued	3,911,788	2,468,874
Distributions reinvested	17,271	—
Value of shares redeemed	(4,703,766)	(1,973,717)
Change in net assets resulting from capital transactions	$(16,280,571)	$20,950,114
SHARE TRANSACTIONS:
Investor Class
Issued	3,626,927	4,016,704
Reinvested	7,881	5,440
Redeemed	(4,048,741)	(3,618,605)
Service Class
Issued	71,204	52,537
Reinvested	309	—
Redeemed	(89,152)	(42,406)
Change in shares	(431,572)	413,670

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)		(0.23)
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)		(0.59)
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—		—
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—		—
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	—		—
Service Class
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—		—
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—		—
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—		—
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—		—
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	—		—
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—		—
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—		—
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—		—
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09	)(e)	(0.09)
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	—		—
Service Class
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—		—
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—		—
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—		—
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—		—
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	—		—

		Ratios to Average Net Assets					Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$28.48	(43.26)%	1.72%	1.72%		1.00%		$7,348	260%
$50.38	(6.69)%	1.80%	1.80%		0.88%		$9,484	75%
$54.83	22.39%	1.54%	1.54%		0.30%		$18,887	293%
$44.79	63.38%	1.55%	1.55%		(0.06)%		$16,953	252%
$27.42	(21.41)%	1.76%	1.72%		(0.09)%		$6,004	186%

$26.38	(43.84)%	2.72%	2.72%		—	%(c)	$300	260%
$46.98	(7.63)%	2.80%	2.80%		(0.12)%		$769	75%
$50.85	21.22%	2.54%	2.54%		(0.70)%		$964	293%
$41.95	61.66%	2.55%	2.55%		(1.06)%		$1,076	252%
$25.94	(22.21)%	2.76%	2.72%		(1.09)%		$469	186%

$63.17	(1.25)%	2.43%	1.85%		0.15%		$2,897	62%
$63.98	(13.84)%	2.15%	2.05	%(d)	0.19%		$4,637	179%
$74.26	16.65%	1.67%	1.67%		(0.15)%		$7,427	460%
$63.66	21.68%	1.67%	1.61%		0.23%		$8,266	179%
$52.40	9.60%	1.58%	1.58%		(0.02)%		$46,334	163%

$55.74	(2.24)%	3.43%	2.85%		(0.85)%		$278	62%
$57.02	(14.72)%	3.15%	3.05	%(d)	(0.81)%		$316	179%
$66.85	15.49%	2.67%	2.67%		(1.15)%		$601	460%
$57.88	20.50%	2.66%	2.60%		(0.76)%		$639	179%
$48.03	8.54%	2.58%	2.58%		(1.02)%		$4,599	163%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Amount is less than 0.005%.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Bear ProFund
Investor Class
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	—	(0.07)
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—	—
Year Ended July 31, 2017(c)	$41.56	(0.41)	(5.69)	(6.10)	—	—	—
Year Ended July 31, 2016(c)	$45.82	(0.60)	(3.66)	(4.26)	—	—	—
Service Class
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—	—
Year Ended July 31, 2017(c)	$39.62	(0.79)	(5.37)	(6.16)	—	—	—
Year Ended July 31, 2016(c)	$44.10	(1.05)	(3.43)	(4.48)	—	—	—
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	—	(4.49)	(4.49)
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)	(21.52)	—	—	—
Service Class
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	—	(4.49)	(4.49)
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)	(18.41)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$22.67	(19.87)%	1.86%	1.86%	(0.95)%	$15,698	—
$28.37	(6.83)%	1.77%	1.77%	0.48%	$19,388	—
$30.45	(14.13)%	1.59%	1.59%	(0.34)%	$12,790	—
$35.46	(14.66)%	1.63%	1.63%	(1.07)%	$45,370	—
$41.56	(9.28)%	1.54%	1.54%	(1.37)%	$17,069	—

$20.82	(20.63)%	2.86%	2.86%	(1.95)%	$677	—
$26.23	(7.77)%	2.77%	2.77%	(0.52)%	$761	—
$28.44	(15.00)%	2.59%	2.59%	(1.34)%	$659	—
$33.46	(15.51)%	2.63%	2.63%	(2.07)%	$2,667	—
$39.62	(10.20)%	2.54%	2.54%	(2.37)%	$11,641	—

$72.23	43.62%	1.61%	1.61%	(0.10)%	$188,065	52%
$51.90	(17.10)%	1.52%	1.52%	0.19%	$161,970	23%
$66.16	10.94%	1.43%	1.43%	(0.08)%	$246,238	11%
$63.85	13.37%	1.45%	1.45%	(0.28)%	$320,937	14%
$56.32	(27.65)%	1.47%	1.47%	(0.55)%	$397,476	13%

$55.00	42.20%	2.60%	2.60%	(1.09)%	$5,999	52%
$40.29	(17.93)%	2.52%	2.52%	(0.80)%	$5,559	23%
$52.66	9.83%	2.43%	2.43%	(1.08)%	$9,183	11%
$52.18	12.26%	2.45%	2.45%	(1.28)%	$12,721	14%
$46.48	(28.37)%	2.47%	2.47%	(1.55)%	$17,643	13%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2020(c)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)
Year Ended July 31, 2019(c)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)
Year Ended July 31, 2018(c)	$37.65	0.08	5.26	5.34	—	—	—
Year Ended July 31, 2017(c)	$33.11	(0.15)	4.69	4.54	—	—	—
Year Ended July 31, 2016(c)	$31.96	(0.09)	1.24	1.15	—	—	—
Service Class
Year Ended July 31, 2020(c)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)
Year Ended July 31, 2019(c)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)
Year Ended July 31, 2018(c)	$31.80	(0.25)	4.41	4.16	—	—	—
Year Ended July 31, 2017(c)	$28.25	(0.45)	4.00	3.55	—	—	—
Year Ended July 31, 2016(c)	$27.54	(0.36)	1.07	0.71	—	—	—
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$92.86	(0.99)	15.68	14.69	(2.88)	—	(2.88)
Year Ended July 31, 2019	$72.76	2.15	17.95	20.10	—	—	—
Year Ended July 31, 2018	$72.31	0.03	0.42	0.45	—	—	—
Year Ended July 31, 2017	$61.09	(1.02)	12.24	11.22	—	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50	5.72	—	—	—
Service Class
Year Ended July 31, 2020	$76.53	(1.74)	12.99	11.25	(1.80)	—	(1.80)
Year Ended July 31, 2019	$60.55	1.45	14.53	15.98	—	—	—
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(0.25)	—	—	—
Year Ended July 31, 2017	$51.86	(1.62)	10.56	8.94	—	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59	4.39	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$48.91	9.68%	1.63%	1.63%		(0.01)%	$72,210	84%
$45.33	5.99%	1.54%	1.54%		0.54%	$61,121	3%
$42.99	14.20%	1.44%	1.44%		0.21%	$47,074	26%
$37.65	13.68%	1.58%	1.58%		(0.44)%	$80,095	4%
$33.11	3.61%	1.58%	1.58%		(0.31)%	$57,666	368%

$40.09	8.57%	2.63%	2.63%		(1.01)%	$5,327	84%
$37.50	4.93%	2.54%	2.54%		(0.45)%	$4,232	3%
$35.96	13.08%	2.43%	2.43%		(0.78)%	$4,676	26%
$31.80	12.55%	2.58%	2.58%		(1.44)%	$8,533	4%
$28.25	2.60%	2.58%	2.58%		(1.31)%	$5,380	368%

$104.67	16.07%	2.37%	2.11	%(d)	(1.08)%	$5,587	82%
$92.86	27.62%	1.62%	1.62%		2.51%	$10,109	805%
$72.76	0.62%	2.22%	1.78%		0.05%	$5,680	818%
$72.31	18.37%	1.82%	1.78%		(1.46)%	$7,108	562%
$61.09	10.35%	2.10%	1.78%		(1.59)%	$5,209	962%

$85.98	14.89%	3.37%	3.11	%(d)	(2.08)%	$153	82%
$76.53	26.35%	2.62%	2.62%		1.51%	$166	805%
$60.55	(0.38)%	3.22%	2.78%		(0.95)%	$123	818%
$60.80	17.22%	2.82%	2.78%		(2.46)%	$313	562%
$51.86	9.27%	3.10%	2.78%		(2.59)%	$1,236	962%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts adjusted for 3:1 share split that occurred on November 18, 2019.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year period ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Note to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$106.18	0.46	15.04 (c)	15.50	—		(3.20)	(3.20)
Year Ended July 31, 2019	$102.40	0.14	5.02	5.16	(1.38)		—	(1.38)
Year Ended July 31, 2018	$106.08	0.46	(2.30)	(1.84)	(0.08)		(1.76)	(1.84)
Year Ended July 31, 2017	$98.42	0.19	7.47	7.66	—		—	—
Year Ended July 31, 2016	$87.62	(0.13)	11.37	11.24	(0.44	)(d)	—	(0.44)
Service Class
Year Ended July 31, 2020	$96.58	(0.49)	13.49 (c)	13.00	—		(3.20)	(3.20)
Year Ended July 31, 2019	$92.88	(0.73)	4.71	3.98	(0.28)		—	(0.28)
Year Ended July 31, 2018	$97.24	(0.49)	(2.11)	(2.60)	—		(1.76)	(1.76)
Year Ended July 31, 2017	$91.12	(0.70)	6.82	6.12	—		—	—
Year Ended July 31, 2016	$81.54	(0.96)	10.54	9.58	—		—	—
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2020(e)	$46.43	(0.24)	7.89	7.65	—		—	—
Year Ended July 31, 2019(e)	$43.14	(0.06)	5.21	5.15	—		(1.86)	(1.86)
Year Ended July 31, 2018(e)	$34.40	(0.09)	9.58	9.49	—		(0.75)	(0.75)
Year Ended July 31, 2017(e)	$29.22	(0.10)	5.28	5.18	—		—	—
Year Ended July 31, 2016(e)	$29.85	(0.11)	(0.52)	(0.63)	—		—	—
Service Class
Year Ended July 31, 2020(e)	$39.89	(0.63)	6.73	6.10	—		—	—
Year Ended July 31, 2019(e)	$37.73	(0.43)	4.45	4.02	—		(1.86)	(1.86)
Year Ended July 31, 2018(e)	$30.47	(0.43)	8.44	8.01	—		(0.75)	(0.75)
Year Ended July 31, 2017(e)	$26.15	(0.38)	4.70	4.32	—		—	—
Year Ended July 31, 2016(e)	$26.98	(0.36)	(0.47)	(0.83)	—		—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$118.48	14.68%	2.08%	1.78%	0.44%	$7,596	162%
$106.18	5.40%	2.11%	1.91%	0.15%	$4,495	46%
$102.40	(1.87)%	1.89%	1.83%	0.44%	$5,321	155%
$106.08	7.77%	1.76%	1.76%	0.19%	$28,186	199%
$98.42	12.89%	1.75%	1.75%	(0.14)%	$18,570	236%

$106.38	13.53%	3.08%	2.78%	(0.56)%	$457	162%
$96.58	4.38%	3.09%	2.89%	(0.83)%	$391	46%
$92.88	(2.85)%	2.89%	2.83%	(0.56)%	$699	155%
$97.24	6.72%	2.76%	2.76%	(0.81)%	$1,077	199%
$91.12	11.76%	2.75%	2.75%	(1.14)%	$3,907	236%

$54.08	16.47%	1.67%	1.67%	(0.53)%	$44,827	80%
$46.43	13.46%	1.57%	1.57%	(0.13)%	$90,523	106%
$43.14	27.92%	1.52%	1.52%	(0.22)%	$131,835	35%
$34.40	17.70%	1.58%	1.58%	(0.32)%	$32,182	123%
$29.22	(2.10)%	1.56%	1.56%	(0.39)%	$39,850	37%

$45.99	15.30%	2.67%	2.67%	(1.53)%	$1,595	80%
$39.89	12.34%	2.57%	2.57%	(1.13)%	$2,524	106%
$37.73	26.64%	2.52%	2.52%	(1.22)%	$5,163	35%
$30.47	16.52%	2.58%	2.58%	(1.32)%	$1,077	123%
$26.15	(3.06)%	2.56%	2.56%	(1.39)%	$722	37%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(e)	As described in Note 9, share amounts adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2020	$12.56	0.16	(1.70)		(1.54)	(0.11)	(0.11)
Year Ended July 31, 2019	$14.58	0.25	(0.86	)(c)	(0.61)	(1.41)	(1.41)
Year Ended July 31, 2018	$13.99	0.17	0.56		0.73	(0.14)	(0.14)
Year Ended July 31, 2017	$11.99	0.24	2.15		2.39	(0.39)	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)		(1.13)	(1.36)	(1.36)
Service Class
Year Ended July 31, 2020	$13.74	0.03	(1.87)		(1.84)	—	—
Year Ended July 31, 2019	$15.32	0.11	(0.83	)(c)	(0.72)	(0.86)	(0.86)
Year Ended July 31, 2018	$14.72	0.02	0.58		0.60	—	—
Year Ended July 31, 2017	$12.35	0.10	2.27		2.37	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)		(1.28)	(1.17)	(1.17)
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2020	$15.97	(0.12)	0.56	(c)	0.44	—	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)		(1.06)	—	—
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)		(0.74)	—	—
Year Ended July 31, 2017	$17.76	(0.22)	0.23		0.01	—	—
Year Ended July 31, 2016	$17.83	(0.28)	0.21		(0.07)	—	—
Service Class
Year Ended July 31, 2020	$14.81	(0.27)	0.51	(c)	0.24	—	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)		(1.12)	—	—
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)		(0.85)	—	—
Year Ended July 31, 2017	$16.92	(0.38)	0.24		(0.14)	—	—
Year Ended July 31, 2016	$17.16	(0.45)	0.21		(0.24)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$10.91	(12.42)%		2.20%	1.78%	1.35%	$4,306	1,122%
$12.56	(3.95	)%(d)	2.23%	1.78%	1.96%	$4,997	1,311%
$14.58	5.30	%(e)	1.87%	1.75%	1.19%	$3,109	540%
$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%
$11.99	(8.11)%		1.84%	1.78%	3.14%	$3,726	718%

$11.90	(13.46)%		3.20%	2.78%	0.35%	$159	1,122%
$13.74	(4.80	)%(d)	3.23%	2.78%	0.96%	$265	1,311%
$15.32	4.14	%(e)	2.87%	2.75%	0.19%	$328	540%
$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%
$12.35	(8.96)%		2.84%	2.78%	2.14%	$262	718%

$16.41	2.76%		5.66%	1.78%	(0.78)%	$1,230	—
$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
$17.03	(4.16)%		2.96%	1.78%	(0.44)%	$1,255	—
$17.77	0.06%		3.38%	1.78%	(1.33)%	$1,965	—
$17.76	(0.39)%		2.43%	1.78%	(1.60)%	$2,480	—

$15.05	1.82%		6.66%	2.78%	(1.78)%	$2	—
$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—
$15.93	(5.07)%		3.96%	2.78%	(1.44)%	$744	—
$16.78	(0.89)%		4.38%	2.78%	(2.33)%	$487	—
$16.92	(1.34)%		3.43%	2.78%	(2.60)%	$1,285	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.
(e)	During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—	(0.46)
Year Ended July 31, 2019	$23.18	0.13	1.51 (c)	1.64	—	—	—
Year Ended July 31, 2018	$19.90	0.01	3.27	3.28	—	—	—
Year Ended July 31, 2017	$14.65	(0.01)	5.26	5.25	—	—	—
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)	(0.98)	—	—	—
Service Class
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—	(0.16)
Year Ended July 31, 2019	$19.91	(0.07)	1.27 (c)	1.20	—	—	—
Year Ended July 31, 2018	$17.27	(0.18)	2.82	2.64	—	—	—
Year Ended July 31, 2017	$12.83	(0.16)	4.60	4.44	—	—	—
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)	(1.00)	—	—	—
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—	(0.03)
Year Ended July 31, 2019	$60.66	0.10	0.83 (c)	0.93	(0.02)	—	(0.02)
Year Ended July 31, 2018	$56.25	(0.05)	10.27	10.22	—	(5.81)	(5.81)
Year Ended July 31, 2017	$51.01	(0.14)	5.38	5.24	—	—	—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)	(3.32)	—	—	—
Service Class
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—	—
Year Ended July 31, 2019	$50.97	(0.40)	0.68 (c)	0.28	—	—	—
Year Ended July 31, 2018	$48.57	(0.53)	8.74	8.21	—	(5.81)	(5.81)
Year Ended July 31, 2017	$44.49	(0.57)	4.65	4.08	—	—	—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)	(3.37)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$19.18	(21.40)%	1.87%	1.84%	0.13%	$4,239	271%
$24.82	7.07%	1.72%	1.72%	0.56%	$39,881	394%
$23.18	16.48%	1.66%	1.66%	0.06%	$9,238	360%
$19.90	35.84%	1.68%	1.68%	(0.03)%	$15,981	211%
$14.65	(6.27)%	1.76%	1.76%	(0.14)%	$8,204	275%

$16.31	(22.20)%	2.87%	2.84%	(0.87)%	$443	271%
$21.11	5.97%	2.72%	2.72%	(0.44)%	$1,326	394%
$19.91	15.34%	2.66%	2.66%	(0.94)%	$811	360%
$17.27	34.61%	2.68%	2.68%	(1.03)%	$1,588	211%
$12.83	(7.23)%	2.76%	2.76%	(1.14)%	$838	275%

$75.52	22.71%	1.78%	1.78%	(0.28)%	$46,004	201%
$61.57	1.54%	1.58%	1.58%	0.16%	$14,650	226%
$60.66	19.30%	1.56%	1.56%	(0.09)%	$39,320	151%
$56.25	10.25%	1.58%	1.58%	(0.27)%	$60,081	215%
$51.01	(6.09)%	1.53%	1.53%	(0.26)%	$37,647	7%

$62.29	21.54%	2.74%	2.74%	(1.24)%	$1,180	201%
$51.25	0.55%	2.55%	2.55%	(0.81)%	$1,328	226%
$50.97	18.14%	2.55%	2.55%	(1.08)%	$2,230	151%
$48.57	9.17%	2.58%	2.58%	(1.27)%	$2,507	215%
$44.49	(7.04)%	2.53%	2.53%	(1.26)%	$3,213	7%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2020(c)	$39.16	(0.09)	(2.57)		(2.66)	—	—
Year Ended July 31, 2019(c)	$36.86	(0.04)	2.34	(d)	2.30	—	—
Year Ended July 31, 2018(c)	$31.94	(0.04)	6.39		6.35	(1.43)	(1.43)
Year Ended July 31, 2017(c)	$25.23	(0.06)	6.77		6.71	—	—
Year Ended July 31, 2016(c)	$22.83	(0.08)	2.61		2.53	(0.13)	(0.13)
Service Class
Year Ended July 31, 2020(c)	$34.18	(0.42)	(2.21)		(2.63)	—	—
Year Ended July 31, 2019(c)	$32.50	(0.35)	2.03	(d)	1.68	—	—
Year Ended July 31, 2018(c)	$28.59	(0.35)	5.69		5.34	(1.43)	(1.43)
Year Ended July 31, 2017(c)	$22.80	(0.31)	6.10		5.79	—	—
Year Ended July 31, 2016(c)	$20.85	(0.28)	2.36		2.08	(0.13)	(0.13)
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$99.45	(0.91)	33.98		33.07	(0.11)	(0.11)
Year Ended July 31, 2019	$92.57	(0.67)	7.55		6.88	—	—
Year Ended July 31, 2018	$64.99	(0.75)	34.78		34.03	(6.45)	(6.45)
Year Ended July 31, 2017	$46.16	(0.62)	19.54		18.92	(0.09)	(0.09)
Year Ended July 31, 2016	$46.02	(0.54)	3.66		3.12	(2.98)	(2.98)
Service Class
Year Ended July 31, 2020	$76.99	(1.65)	26.24		24.59	(0.11)	(0.11)
Year Ended July 31, 2019	$72.39	(1.39)	5.99		4.60	—	—
Year Ended July 31, 2018	$52.50	(1.39)	27.73		26.34	(6.45)	(6.45)
Year Ended July 31, 2017	$37.68	(1.06)	15.97		14.91	(0.09)	(0.09)
Year Ended July 31, 2016	$38.48	(0.90)	3.08		2.18	(2.98)	(2.98)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$36.50	(6.78)%	2.12%	1.87%		(0.23)%	$4,033	57%
$39.16	6.22%	1.84%	1.84%		(0.10)%	$9,520	485%
$36.86	20.04%	1.63%	1.63%		(0.12)%	$7,850	240%
$31.94	26.61%	1.72%	1.72%		(0.21)%	$27,147	294%
$25.23	11.23%	1.79%	1.79	%(e)	(0.33)%	$12,037	270%

$31.55	(7.69)%	3.12%	2.87%		(1.23)%	$226	57%
$34.18	5.16%	2.84%	2.84%		(1.10)%	$962	485%
$32.50	18.83%	2.63%	2.63%		(1.12)%	$510	240%
$28.59	25.36%	2.72%	2.72%		(1.21)%	$889	294%
$22.80	10.14%	2.79%	2.79	%(e)	(1.33)%	$601	270%

$132.41	33.31%	1.60%	1.60%		(0.97)%	$206,228	59%
$99.45	7.43%	1.50%	1.50%		(0.75)%	$209,745	61%
$92.57	55.54%	1.42%	1.42%		(0.94)%	$275,914	69%
$64.99	41.01%	1.46%	1.46%		(1.17)%	$139,470	27%
$46.16	7.12%	1.50%	1.50%		(1.32)%	$77,895	65%

$101.47	32.01%	2.60%	2.60%		(1.97)%	$9,906	59%
$76.99	6.35%	2.50%	2.50%		(1.75)%	$10,311	61%
$72.39	54.00%	2.42%	2.42%		(1.94)%	$16,652	69%
$52.50	39.59%	2.46%	2.46%		(2.17)%	$8,697	27%
$37.68	6.02%	2.50%	2.50%		(2.32)%	$3,752	65%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	—	(4.33)	(4.33)
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	—	(1.47)	(1.47)
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	—	(1.15)	(1.15)
Year Ended July 31, 2017	$68.05	— (c)	9.97	9.97	—	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	—	(0.04)	(0.04)
Service Class
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	—	(4.33)	(4.33)
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	—	(1.47)	(1.47)
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	—	(1.15)	(1.15)
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	—	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	—	(0.04)	(0.04)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)	(0.64)
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—	(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64	2.13	(0.38)	(0.26)	(0.64)
Service Class
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)	(0.22)
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—	—
Year Ended July 31, 2016	$49.33	0.02	1.44	1.46	(0.20)	(0.26)	(0.46)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$111.89	21.78%	1.69%	1.69%	(0.34)%		$50,145	358%
$95.94	7.56%	1.61%	1.61%	(0.14)%		$22,113	536%
$90.85	19.47%	1.57%	1.57%	(0.18)%		$33,364	380%
$77.09	14.82%	1.68%	1.68%	—	%(d)	$32,726	592%
$68.05	3.23%	1.78%	1.78%	(0.03)%		$23,301	460%

$92.09	20.53%	2.69%	2.69%	(1.34)%		$1,014	358%
$80.47	6.50%	2.61%	2.61%	(1.14)%		$3,894	536%
$77.22	18.28%	2.57%	2.57%	(1.18)%		$1,307	380%
$66.34	13.68%	2.68%	2.68%	(1.00)%		$3,945	592%
$59.27	2.19%	2.78%	2.78%	(1.03)%		$1,165	460%

$63.28	(4.55)%	1.75%	1.75%	0.94%		$4,704	481%
$66.30	4.38%	1.80%	1.77%	0.71%		$11,810	1,011%
$66.02	8.55%	1.85%	1.78%	0.64%		$5,296	788%
$61.42	12.12%	1.85%	1.78%	0.75%		$6,916	498%
$54.89	4.11%	1.86%	1.78%	0.97%		$11,599	813%

$55.95	(5.54)%	2.75%	2.75%	(0.06)%		$1,421	481%
$59.23	3.37%	2.80%	2.77%	(0.29)%		$1,233	1,011%
$59.82	7.44%	2.85%	2.78%	(0.36)%		$635	788%
$55.88	11.01%	2.85%	2.78%	(0.25)%		$2,159	498%
$50.33	3.06%	2.86%	2.78%	(0.03)%		$2,182	813%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Amount is less than $0.005.
(d)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

284 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—		—
Year Ended July 31, 2019	$93.83	(0.40)	0.58 (c)	0.18	—	—		—
Year Ended July 31, 2018	$82.27	(0.50)	12.06	11.56	—	—		—
Year Ended July 31, 2017	$73.58	(0.44)	9.13	8.69	—	—		—
Year Ended July 31, 2016	$72.42	(0.38)	1.54	1.16	—	—		—
Service Class
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—		—
Year Ended July 31, 2019	$78.84	(1.15)	0.53 (c)	(0.62)	—	—		—
Year Ended July 31, 2018	$69.82	(1.25)	10.27	9.02	—	—		—
Year Ended July 31, 2017	$63.07	(1.09)	7.84	6.75	—	—		—
Year Ended July 31, 2016	$62.72	(0.96)	1.31	0.35	—	—		—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)	(4.42)	(0.08)	(4.27)		(4.35)
Year Ended July 31, 2019	$91.18	0.02	(1.59)	(1.57)	(0.05)	(2.17)		(2.22)
Year Ended July 31, 2018	$87.31	(0.20)	10.73	10.53	—	(6.66)		(6.66)
Year Ended July 31, 2017	$77.58	(0.42)	10.15	9.73	—	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05	2.72	—	(0.03	)(e)	(0.03)
Service Class
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)	(4.23)	—	(4.27)		(4.27)
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)	(2.11)	—	(2.17)		(2.17)
Year Ended July 31, 2018	$75.06	(0.96)	9.18	8.22	—	(6.66)		(6.66)
Year Ended July 31, 2017	$67.36	(1.13)	8.83	7.70	—	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63	1.68	—	(0.03	)(e)	(0.03)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$96.99	3.17%	1.77%	1.77%		(0.88)%	$38,215	457%
$94.01	0.19%	1.73%	1.73%		(0.44)%	$17,792	385%
$93.83	14.05%	1.70%	1.70%		(0.56)%	$19,895	384%
$82.27	11.81%	1.80%	1.78%		(0.59)%	$9,086	242%
$73.58	1.60%	1.81%	1.78%		(0.58)%	$22,383	666%

$79.88	2.12%	2.77%	2.77%		(1.88)%	$780	457%
$78.22	(0.79)%	2.73%	2.73%		(1.44)%	$2,315	385%
$78.84	12.92%	2.70%	2.70%		(1.56)%	$950	384%
$69.82	10.68%	2.80%	2.78%		(1.59)%	$1,305	242%
$63.07	0.57%	2.81%	2.78%		(1.58)%	$1,875	666%

$78.62	(5.52)%	1.97%	1.97	%(d)	(0.52)%	$4,207	238%
$87.39	(1.25)%	1.67%	1.67%		0.03%	$7,025	43%
$91.18	12.38%	1.54%	1.54%		(0.23)%	$19,933	21%
$87.31	12.54%	1.57%	1.57%		(0.51)%	$47,686	603%
$77.58	3.64%	1.51%	1.51%		(0.47)%	$56,035	1,455%

$63.84	(6.45)%	2.97%	2.97	%(d)	(1.52)%	$556	238%
$72.34	(2.23)%	2.67%	2.67%		(0.97)%	$2,655	43%
$76.62	11.26%	2.54%	2.54%		(1.23)%	$783	21%
$75.06	11.41%	2.57%	2.57%		(1.51)%	$952	603%
$67.36	2.57%	2.51%	2.51%		(1.47)%	$981	1,455%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2020	$73.65	0.20	(11.06)	(10.86)	(0.31)	—	(0.31)
Year Ended July 31, 2019	$78.08	0.08	(2.04)	(1.96)	(0.11)	(2.36)	(2.47)
Year Ended July 31, 2018	$78.19	(0.11)	8.25	8.14	—	(8.25)	(8.25)
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77	4.03	—	—	—
Service Class
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)	(9.44)	—	—	—
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)	(2.29)	—	(2.36)	(2.36)
Year Ended July 31, 2018	$66.90	(0.76)	6.99	6.23	—	(8.25)	(8.25)
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13	2.84	—	—	—
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2020	$76.83	(0.54)	28.66	28.12	—	(0.74)	(0.74)
Year Ended July 31, 2019	$71.37	0.02	5.44	5.46	—	—	—
Year Ended July 31, 2018	$58.96	(0.19)	13.07	12.88	—	(0.47)	(0.47)
Year Ended July 31, 2017	$47.81	(0.33)	11.48	11.15	—	—	—
Year Ended July 31, 2016(d)	$46.73	(0.37)	1.45	1.08	—	—	—
Service Class
Year Ended July 31, 2020	$62.84	(1.22)	23.35	22.13	—	(0.74)	(0.74)
Year Ended July 31, 2019	$58.96	(0.56)	4.44	3.88	—	—	—
Year Ended July 31, 2018	$49.27	(0.74)	10.90	10.16	—	(0.47)	(0.47)
Year Ended July 31, 2017	$40.36	(0.78)	9.69	8.91	—	—	—
Year Ended July 31, 2016(d)	$39.85	(0.75)	1.26	0.51	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$62.48	(14.82	)%(c)	2.10%	1.78%	0.29%	$4,189	322%
$73.65	(1.94)%		1.78%	1.78%	0.11%	$5,554	708%
$78.08	10.85%		1.94%	1.78%	(0.15)%	$7,731	312%
$78.19	12.90%		1.85%	1.78%	(0.01)%	$7,609	281%
$69.63	6.14%		1.84%	1.78%	0.41%	$33,251	913%

$50.79	(15.67	)%(c)	3.10%	2.78%	(0.71)%	$417	322%
$60.23	(2.89)%		2.78%	2.78%	(0.89)%	$587	708%
$64.88	9.73%		2.94%	2.78%	(1.15)%	$562	312%
$66.90	11.78%		2.85%	2.78%	(1.01)%	$626	281%
$60.06	4.98%		2.84%	2.78%	(0.59)%	$1,458	913%

$104.21	36.83%		1.56%	1.56%	(0.65)%	$108,633	39%
$76.83	7.65%		1.52%	1.52%	0.03%	$101,799	15%
$71.37	21.94%		1.44%	1.44%	(0.30)%	$83,056	3%
$58.96	23.32%		1.49%	1.49%	(0.64)%	$99,069	4%
$47.81	2.30%		1.54%	1.54%	(0.84)%	$53,723	362%

$84.23	35.48%		2.55%	2.55%	(1.64)%	$8,412	39%
$62.84	6.58%		2.51%	2.51%	(0.96)%	$5,884	15%
$58.96	20.75%		2.44%	2.44%	(1.30)%	$8,137	3%
$49.27	22.05%		2.49%	2.49%	(1.64)%	$5,022	4%
$40.36	1.27%		2.54%	2.54%	(1.84)%	$2,863	362%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.
(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

286 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	(0.38)
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	(0.46)
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	(0.32)
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Service Class
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	(0.06)
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	(0.08)
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Oil Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2020(c)	$41.50	0.05	(32.43)	(32.38)	—	—
Year Ended July 31, 2019(c)	$100.93	(0.32)	(58.07)	(58.39)	(1.04)	(1.04)
Year Ended July 31, 2018(c)	$100.28	0.80	2.17	2.97	(2.32)	(2.32)
Year Ended July 31, 2017(c)	$107.70	1.68	(9.02)	(7.34)	(0.08)	(0.08)
Year Ended July 31, 2016(c)	$140.75	0.40	(33.45)	(33.05)	—	—
Service Class
Year Ended July 31, 2020(c)	$37.87	(0.01)	(29.64)	(29.65)	—	—
Year Ended July 31, 2019(c)	$90.72	(0.80)	(52.05)	(52.85)	— (e)	— (e)
Year Ended July 31, 2018(c)	$89.99	(0.08)	1.85	1.77	(1.04)	(1.04)
Year Ended July 31, 2017(c)	$97.47	0.56	(8.04)	(7.48)	—	—
Year Ended July 31, 2016(c)	$128.68	(0.56)	(30.65)	(31.21)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$11.97	(58.57)%	1.87%	1.87%		1.61%	$11,544	40%
$29.28	(29.45)%	1.74%	1.74%		1.11%	$13,402	53%
$42.24	27.56%	1.56%	1.56%		0.78%	$43,157	152%
$33.39	(4.58)%	1.60%	1.60%		0.79%	$20,228	110%
$35.19	(5.56)%	1.54%	1.54%		0.69%	$59,096	16%

$10.27	(58.92)%	2.87%	2.87%		0.61%	$626	40%
$25.07	(30.16)%	2.74%	2.74%		0.11%	$730	53%
$36.03	26.29%	2.56%	2.56%		(0.22)%	$1,651	152%
$28.53	(5.50)%	2.60%	2.60%		(0.21)%	$1,929	110%
$30.19	(6.50)%	2.54%	2.54%		(0.31)%	$3,140	16%

$9.12	(78.03)%	2.12%	1.86%		0.73%	$9,408	396%
$41.50	(57.83)%	2.09%	2.09	%(d)	(0.61)%	$6,205	248%
$100.93	3.02%	1.60%	1.60%		0.83%	$8,203	316%
$100.28	(6.79)%	1.62%	1.62%		1.42%	$13,703	201%
$107.70	(23.48)%	1.79%	1.78%		0.37%	$12,176	229%

$8.22	(78.28)%	3.12%	2.86%		(0.27)%	$353	396%
$37.87	(58.27)%	3.09%	3.09	%(d)	(1.61)%	$373	248%
$90.72	1.99%	2.60%	2.60%		(0.17)%	$318	316%
$89.99	(7.71)%	2.62%	2.62%		0.42%	$503	201%
$97.47	(24.24)%	2.79%	2.78%		(0.63)%	$233	229%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$20.75	(0.04)	2.23	2.19	—	—		—
Year Ended July 31, 2019	$26.29	0.01	(4.71)	(4.70)	(0.04)	(0.80)		(0.84)
Year Ended July 31, 2018	$25.66	0.12	1.61	1.73	—	(1.10)		(1.10)
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—	—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32	0.28	—	(0.02	)(c)	(0.02)
Service Class
Year Ended July 31, 2020	$18.03	(0.23)	1.94	1.71	—	—		—
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)	(4.33)	—	(0.80)		(0.80)
Year Ended July 31, 2018	$22.96	(0.10)	1.40	1.30	—	(1.10)		(1.10)
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—	—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27	0.02	—	(0.02	)(c)	(0.02)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$41.21	(0.38)	49.12	48.74	—	—		—
Year Ended July 31, 2019	$32.32	(0.02)	8.91	8.89	—	—		—
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)	(6.97)	—	—		—
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—	—		—
Year Ended July 31, 2016(d)	$21.76	(0.35)	43.61	43.26	—	—		—
Service Class
Year Ended July 31, 2020	$35.72	(0.83)	42.30	41.47	—	—		—
Year Ended July 31, 2019	$28.31	(0.29)	7.70	7.41	—	—		—
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)	(6.44)	—	—		—
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—	—		—
Year Ended July 31, 2016(d)	$19.65	(0.67)	39.11	38.44	—	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$22.94	10.55%	2.32%	1.84%	(0.18)%	$3,735	137%
$20.75	(17.69)%	1.97%	1.86%	0.06%	$5,039	223%
$26.29	6.97%	1.78%	1.78%	0.48%	$7,173	192%
$25.66	(2.40)%	1.75%	1.75%	0.13%	$9,592	159%
$26.29	1.08%	1.76%	1.76%	(0.17)%	$14,631	79%

$19.74	9.48%	3.32%	2.84%	(1.18)%	$300	137%
$18.03	(18.53)%	2.97%	2.86%	(0.94)%	$435	223%
$23.16	5.88%	2.78%	2.78%	(0.52)%	$822	192%
$22.96	(3.37)%	2.75%	2.75%	(0.87)%	$969	159%
$23.76	0.09%	2.76%	2.76%	(1.17)%	$1,468	79%

$89.95	118.27%	1.64%	1.64%	(0.73)%	$43,584	148%
$41.21	27.51%	1.62%	1.62%	(0.07)%	$29,785	228%
$32.32	(17.74)%	1.52%	1.52%	(0.60)%	$23,965	192%
$39.29	(39.58)%	1.52%	1.52%	(0.84)%	$26,951	309%
$65.02	198.99%	1.55%	1.55%	(1.04)%	$52,251	167%

$77.19	116.10%	2.64%	2.64%	(1.73)%	$1,557	148%
$35.72	26.17%	2.62%	2.62%	(1.07)%	$1,131	228%
$28.31	(18.53)%	2.52%	2.52%	(1.60)%	$1,465	192%
$34.75	(40.18)%	2.52%	2.52%	(1.84)%	$1,588	309%
$58.09	195.62%	2.55%	2.55%	(2.04)%	$3,468	167%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.
(d)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

288 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50)		(1.50)
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		(0.82)
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47	)(c)	(1.47)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		(0.07)
Service Class
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04)		(1.04)
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		(0.06)
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20	)(c)	(1.20)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)		(0.42)
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—		—
Year Ended July 31, 2018	$41.26	(0.08)	0.37	0.29	—		—
Year Ended July 31, 2017(d)	$36.13	(0.44)	5.57	5.13	—		—
Year Ended July 31, 2016(d)	$46.76	(0.56)	(10.07)	(10.63)	—		—
Service Class
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—		—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—		—
Year Ended July 31, 2018	$37.27	(0.45)	0.35	(0.10)	—		—
Year Ended July 31, 2017(d)	$32.96	(0.81)	5.12	4.31	—		—
Year Ended July 31, 2016(d)	$43.10	(0.96)	(9.18)	(10.14)	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$42.23	(15.54)%	1.80%	1.79%	(0.20)%	$4,991	217%
$51.60	16.49%	1.62%	1.62%	1.71%	$25,665	345%
$45.14	3.41%	1.92%	1.89%	0.52%	$6,197	374%
$43.65	(4.85)%	1.68%	1.68%	0.21%	$10,717	195%
$47.55	26.77%	1.65%	1.65%	0.55%	$64,740	101%

$40.28	(16.39)%	2.80%	2.79%	(1.20)%	$341	217%
$49.28	15.35%	2.62%	2.62%	0.71%	$1,007	345%
$42.78	2.42%	2.92%	2.89%	(0.48)%	$737	374%
$41.77	(5.79)%	2.68%	2.68%	(0.79)%	$692	195%
$45.73	25.49%	2.65%	2.65%	(0.45)%	$5,669	101%

$21.80	(37.79)%	1.89%	1.88%	(0.60)%	$6,105	—
$35.49	(14.58)%	1.56%	1.56%	0.67%	$30,192	—
$41.55	0.70%	1.50%	1.50%	(0.21)%	$26,114	—
$41.26	14.10%	1.54%	1.54%	(1.06)%	$32,933	—
$36.13	(22.60)%	1.48%	1.48%	(1.30)%	$34,905	—

$19.35	(38.41)%	2.89%	2.88%	(1.60)%	$87	—
$31.42	(15.47)%	2.56%	2.56%	(0.33)%	$209	—
$37.17	(0.27)%	2.50%	2.50%	(1.21)%	$1,031	—
$37.27	13.08%	2.54%	2.54%	(2.06)%	$518	—
$32.96	(23.56)%	2.48%	2.48%	(2.30)%	$2,172	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.11 and $0.09 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.
(d)	As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—	—
Year Ended July 31, 2017	$14.26	(0.18)	0.83	0.65	—	—	—
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)	(1.54)	—	—	—
Service Class
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—	—
Year Ended July 31, 2017	$13.72	(0.33)	0.81	0.48	—	—	—
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)	(1.62)	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—	—
Year Ended July 31, 2017	$28.06	(0.36)	(0.60)	(0.96)	—	—	—
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)	(1.00)	—	—	—
Service Class
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—	—
Year Ended July 31, 2017	$25.74	(0.62)	(0.53)	(1.15)	—	—	—
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)	(1.19)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$12.02	(14.62)%	2.66%	1.85%	(0.71)%	$1,773	—
$14.16	(8.41)%	1.79%	1.74%	0.38%	$2,683	—
$15.46	3.69%	1.73%	1.73%	(0.37)%	$16,172	—
$14.91	4.48%	1.73%	1.73%	(1.22)%	$8,677	—
$14.26	(9.68)%	1.63%	1.63%	(1.49)%	$7,982	—

$11.18	(15.43)%	3.66%	2.85%	(1.71)%	$82	—
$13.22	(9.27)%	2.79%	2.74%	(0.62)%	$288	—
$14.57	2.61%	2.73%	2.73%	(1.37)%	$350	—
$14.20	3.50%	2.73%	2.73%	(2.22)%	$486	—
$13.72	(10.56)%	2.63%	2.63%	(2.49)%	$1,340	—

$27.99	(5.15)%	1.97%	1.78%	(0.82)%	$7,263	—
$29.59	6.85%	1.87%	1.81%	0.28%	$12,437	—
$27.81	2.62%	1.80%	1.80%	(0.57)%	$14,793	—
$27.10	(3.42)%	1.67%	1.67%	(1.25)%	$17,956	—
$28.06	(3.44)%	1.65%	1.65%	(1.48)%	$33,566	—

$24.74	(6.07)%	2.97%	2.78%	(1.82)%	$63	—
$26.34	5.77%	2.87%	2.81%	(0.72)%	$144	—
$25.02	1.67%	2.80%	2.80%	(1.57)%	$1,002	—
$24.59	(4.39)%	2.67%	2.67%	(2.25)%	$4,399	—
$25.74	(4.42)%	2.65%	2.65%	(2.48)%	$12,531	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

290 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$46.14	0.06	18.69	(c)	18.75	(0.02)	(1.26)	(1.28)
Year Ended July 31, 2019	$61.56	0.34	(2.58	)(c)	(2.24)	(0.53)	(12.65)	(13.18)
Year Ended July 31, 2018	$48.20	0.04	19.14		19.18	(0.06)	(5.76)	(5.82)
Year Ended July 31, 2017	$33.02	— (d)	15.36		15.36	(0.06)	(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16		8.13	—	(0.19)	(0.19)
Service Class
Year Ended July 31, 2020	$35.79	(0.34)	14.22	(c)	13.88	—	(1.26)	(1.26)
Year Ended July 31, 2019	$51.46	(0.04)	(2.98	)(c)	(3.02)	—	(12.65)	(12.65)
Year Ended July 31, 2018	$41.34	(0.47)	16.35		15.88	—	(5.76)	(5.76)
Year Ended July 31, 2017	$28.58	(0.35)	13.23		12.88	—	(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09		6.82	—	(0.19)	(0.19)
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2020(f)	$33.46	(0.18)	(12.32	)(c)	(12.50)	(0.09)	—	(0.09)
Year Ended July 31, 2019(f)	$37.30	0.16	(4.00)		(3.84)	—	—	—
Year Ended July 31, 2018(f)	$47.10	(0.20)	(9.60)		(9.80)	—	—	—
Year Ended July 31, 2017(f)	$60.02	(0.76)	(12.16)		(12.92)	—	—	—
Year Ended July 31, 2016(f)	$66.72	(1.08)	(5.62)		(6.70)	—	—	—
Service Class
Year Ended July 31, 2020(f)	$30.15	(0.33)	(11.15	)(c)	(11.48)	—	—	—
Year Ended July 31, 2019(f)	$33.96	(0.16)	(3.65)		(3.81)	—	—	—
Year Ended July 31, 2018(f)	$43.27	(0.56)	(8.75)		(9.31)	—	—	—
Year Ended July 31, 2017(f)	$55.70	(1.28)	(11.15)		(12.43)	—	—	—
Year Ended July 31, 2016(f)	$62.44	(1.72)	(5.02)		(6.74)	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$63.61	42.27%	1.65%	1.65%	0.11%		$51,355	169%
$46.14	5.55%	1.55%	1.55%	0.69%		$64,715	106%
$61.56	40.36%	1.44%	1.44%	0.07%		$245,143	56%
$48.20	46.57%	1.46%	1.46%	—	%(e)	$176,966	27%
$33.02	32.59%	1.77%	1.77%	(0.13)%		$18,500	253%

$48.41	40.81%	2.65%	2.65%	(0.89)%		$2,187	169%
$35.79	4.49%	2.55%	2.55%	(0.31)%		$1,984	106%
$51.46	38.97%	2.44%	2.44%	(0.93)%		$4,691	56%
$41.34	45.10%	2.46%	2.46%	(1.00)%		$4,151	27%
$28.58	31.26%	2.77%	2.77%	(1.13)%		$517	253%

$20.87	(37.32)%	2.01%	1.78%	(1.00)%		$2,400	—
$33.46	(10.40)%	2.37%	1.78%	0.46%		$4,429	—
$37.30	(20.66)%	2.42%	1.78%	(0.44)%		$2,572	—
$47.10	(21.65)%	2.24%	1.77%	(1.37)%		$2,444	—
$60.02	(10.01)%	1.86%	1.78%	(1.64)%		$9,912	—

$18.67	(37.93)%	3.01%	2.78%	(2.00)%		$320	—
$30.15	(11.19)%	3.37%	2.78%	(0.54)%		$788	—
$33.96	(21.46)%	3.42%	2.78%	(1.44)%		$360	—
$43.27	(22.40)%	3.24%	2.77%	(2.37)%		$141	—
$55.70	(10.76)%	2.86%	2.78%	(2.64)%		$164	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Amount is less than $0.005.
(e)	Amount is less than 0.005%.
(f)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2020	$46.83	(0.46)	9.65	9.19	(0.13)	(0.13)
Year Ended July 31, 2019	$39.19	0.19	7.45	7.64	—	—
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)	(9.26)	—	—
Year Ended July 31, 2017(c)	$50.10	(0.61)	(1.04)	(1.65)	—	—
Year Ended July 31, 2016(c)	$55.12	(0.96)	(4.06)	(5.02)	—	—
Service Class
Year Ended July 31, 2020	$44.39	(0.99)	9.05	8.06	—	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36	7.12	—	—
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)	(9.39)	—	—
Year Ended July 31, 2017(c)	$48.73	(1.06)	(1.01)	(2.07)	—	—
Year Ended July 31, 2016(c)	$54.22	(1.52)	(3.97)	(5.49)	—	—
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)	(18.14)	(0.27)	(0.27)
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58	—	—
Year Ended July 31, 2017(c)	$35.17	(0.57)	5.73	5.16	—	—
Year Ended July 31, 2016(c)	$105.09	(1.12)	(68.80)	(69.92)	—	—
Service Class
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)	(18.10)	—	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17	—	—
Year Ended July 31, 2017(c)	$35.70	(0.97)	5.75	4.78	—	—
Year Ended July 31, 2016(c)	$107.82	(2.00)	(70.12)	(72.12)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$55.89	19.69%	2.84%	1.78%		(0.84)%	$2,804	—
$46.83	19.49%	3.34%	1.78%		0.43%	$2,115	—
$39.19	(19.11)%	2.62%	1.78%		(0.48)%	$1,636	—
$48.45	(3.25)%	2.76%	1.77%		(1.30)%	$2,491	—
$50.10	(9.14)%	2.26%	1.80	%(d)	(1.64)%	$2,922	—

$52.45	18.63%	3.84%	2.78%		(1.84)%	$32	—
$44.39	18.39%	4.34%	2.78%		(0.57)%	$3	—
$37.27	(19.95)%	3.62%	2.78%		(1.48)%	$3	—
$46.66	(4.21)%	3.76%	2.77%		(2.30)%	$139	—
$48.73	(10.18)%	3.26%	2.80	%(d)	(2.64)%	$283	—

$14.53	(55.43)%	2.97%	1.78%		(0.47)%	$1,564	—
$32.94	(23.23)%	2.13%	1.78%		0.47%	$4,649	—
$42.91	6.40%	2.18%	1.78%		(0.53)%	$6,552	—
$40.33	14.57%	2.00%	1.85%		(1.39)%	$3,432	—
$35.17	(66.51)%	1.98%	1.86%		(1.70)%	$11,839	—

$14.31	(55.85)%	3.97%	2.78%		(1.47)%	$65	—
$32.41	(24.01)%	3.13%	2.78%		(0.53)%	$26	—
$42.65	5.36%	3.18%	2.78%		(1.53)%	$42	—
$40.48	13.45%	3.00%	2.85%		(2.39)%	$336	—
$35.70	(66.91)%	2.98%	2.86%		(2.70)%	$7,692	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

292 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)	(1.44)	—	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)	(1.72)	—	—
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)	(0.82)	—	—
Year Ended July 31, 2017	$15.67	(0.23)	(0.01)	(0.24)	—	—
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)	(3.98)	—	—
Service Class
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)	(1.38)	—	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)	(1.67)	—	—
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)	(0.88)	—	—
Year Ended July 31, 2017	$14.45	(0.39)	0.02	(0.37)	—	—
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)	(3.83)	—	—
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2020	$13.10	(0.13)	(1.44)	(1.57)	(0.10)	(0.10)
Year Ended July 31, 2019	$12.68	0.06	0.36	0.42	—	—
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)	(2.61)	—	—
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)	(3.45)	—	—
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)	(1.16)	—	—
Service Class
Year Ended July 31, 2020	$12.60	(0.26)	(1.38)	(1.64)	—	—
Year Ended July 31, 2019	$12.31	(0.07)	0.36	0.29	—	—
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)	(2.70)	—	—
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)	(3.57)	—	—
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)	(1.36)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$11.45	(11.17)%	4.05%	1.78%	(1.09)%	$1,720	—
$12.89	(11.77)%	3.76%	1.78%	0.40%	$1,199	—
$14.61	(5.31)%	3.16%	1.78%	(0.38)%	$1,453	—
$15.43	(1.53)%	3.33%	1.78%	(1.39)%	$772	—
$15.67	(20.25)%	2.91%	1.78%	(1.64)%	$1,268	—

$10.15	(12.05)%	5.05%	2.78%	(2.09)%	$20	—
$11.53	(12.58)%	4.76%	2.78%	(0.60)%	$15	—
$13.20	(6.25)%	4.16%	2.78%	(1.38)%	$364	—
$14.08	(2.56)%	4.33%	2.78%	(2.39)%	$10	—
$14.45	(21.00)%	3.91%	2.78%	(2.64)%	$8	—

$11.43	(12.09)%	3.28%	1.78%	(0.98)%	$1,802	—
$13.10	3.31%	2.76%	1.78%	0.44%	$1,138	—
$12.68	(17.07)%	2.73%	1.86%	(0.61)%	$3,456	—
$15.29	(18.41)%	2.09%	1.85%	(1.44)%	$1,526	—
$18.74	(5.83)%	1.74%	1.74%	(1.58)%	$7,178	—

$10.96	(13.02)%	4.28%	2.78%	(1.98)%	$33	—
$12.60	2.27%	3.75%	2.77%	(0.55)%	$33	—
$12.31	(17.92)%	3.73%	2.86%	(1.61)%	$155	—
$15.01	(19.21)%	3.09%	2.85%	(2.44)%	$373	—
$18.58	(6.82)%	2.74%	2.74%	(2.58)%	$4,150	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2020	$89.25	(0.66)	(2.38	)(c)	(3.04)	—	—
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)		(7.01)	(3.37)	(3.37)
Year Ended July 31, 2018	$80.84	(0.72)	19.51		18.79	—	—
Year Ended July 31, 2017	$69.40	(0.43)	11.87		11.44	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06		0.72	(1.66)	(1.66)
Service Class
Year Ended July 31, 2020	$72.78	(1.36)	(1.82	)(c)	(3.18)	—	—
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)		(6.65)	(3.37)	(3.37)
Year Ended July 31, 2018	$67.86	(1.44)	16.38		14.94	—	—
Year Ended July 31, 2017	$58.86	(1.08)	10.08		9.00	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88		(0.02)	(1.66)	(1.66)
Small-Cap ProFund
Investor Class
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)		(6.65)	—	—
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)		(5.57)	—	—
Year Ended July 31, 2018	$78.18	(0.28)	12.90		12.62	—	—
Year Ended July 31, 2017	$67.60	(0.66)	11.24		10.58	—	—
Year Ended July 31, 2016	$68.32	(0.72)	—	(f)	(0.72)	—	—
Service Class
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)		(6.22)	—	—
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)		(5.41)	—	—
Year Ended July 31, 2018	$66.62	(1.01)	11.04		10.03	—	—
Year Ended July 31, 2017	$58.16	(1.29)	9.75		8.46	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05		(1.21)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$86.21	(3.41)%		1.83%	1.83%		(0.80)%	$7,867	442%
$89.25	(6.53)%		1.65%	1.65%		(0.67)%	$10,121	474%
$99.63	23.24%		1.68%	1.68%		(0.81)%	$28,543	629%
$80.84	16.48%		1.78%	1.78%		(0.57)%	$15,569	511%
$69.40	1.21%		1.91%	1.78%		(0.53)%	$16,250	710%

$69.60	(4.36)%		2.83%	2.83%		(1.80)%	$782	442%
$72.78	(7.46)%		2.65%	2.65%		(1.67)%	$1,905	474%
$82.80	22.02%		2.68%	2.68%		(1.81)%	$1,751	629%
$67.86	15.27%		2.78%	2.78%		(1.57)%	$2,651	511%
$58.86	0.18%		2.91%	2.78%		(1.53)%	$998	710%

$78.58	(7.80	)%(d)	2.42%	2.07	%(e)	(0.98)%	$3,030	109%
$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%
$90.80	16.14%		1.58%	1.58%		(0.34)%	$43,292	63%
$78.18	15.65%		1.79%	1.76%		(0.90)%	$28,094	401%
$67.60	(1.05)%		1.93%	1.80%		(1.16)%	$48,967	190%

$65.02	(8.74	)%(d)	3.42%	3.07	%(e)	(1.98)%	$237	109%
$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%
$76.65	15.06%		2.58%	2.58%		(1.34)%	$2,705	63%
$66.62	14.53%		2.79%	2.76%		(1.90)%	$1,260	401%
$58.16	(2.02)%		2.93%	2.80%		(2.16)%	$560	190%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

294 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)	(11.19)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$83.05	(0.19)	15.65	15.46	—	—	—
Year Ended July 31, 2017	$72.53	(0.17)	10.69	10.52	—	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32	4.35	—	—	—
Service Class
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)	(10.40)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$71.35	(0.96)	13.41	12.45	—	—	—
Year Ended July 31, 2017	$62.93	(0.85)	9.27	8.42	—	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72	3.18	—	—	—
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2020(d)	$49.47	(0.29)	26.27	25.98	—	—	—
Year Ended July 31, 2019(d)	$42.49	0.03	7.03 (e)	7.06	—	(0.08)	(0.08)
Year Ended July 31, 2018(d)	$32.01	(0.07)	12.23	12.16	—	(1.68)	(1.68)
Year Ended July 31, 2017(d)	$22.57	(0.10)	9.54	9.44	—	—	—
Year Ended July 31, 2016(d)	$20.70	(0.07)	1.94	1.87	—	—	—
Service Class
Year Ended July 31, 2020(d)	$41.38	(0.75)	21.85	21.10	—	—	—
Year Ended July 31, 2019(d)	$35.92	(0.34)	5.88 (e)	5.54	—	(0.08)	(0.08)
Year Ended July 31, 2018(d)	$27.54	(0.40)	10.46	10.06	—	(1.68)	(1.68)
Year Ended July 31, 2017(d)	$19.61	(0.34)	8.27	7.93	—	—	—
Year Ended July 31, 2016(d)	$18.17	(0.25)	1.69	1.44	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$64.53	(17.55)%	2.02%	2.02	%(c)	(0.22)%	$4,232	624%
$78.32	(9.96)%	1.74%	1.74%		(0.27)%	$5,380	427%
$98.51	18.61%	1.75%	1.75%		(0.21)%	$32,670	447%
$83.05	14.49%	1.78%	1.78%		(0.21)%	$13,113	393%
$72.53	6.40%	1.83%	1.81%		0.05%	$25,071	1,206%

$52.57	(18.37)%	3.02%	3.02	%(c)	(1.22)%	$320	624%
$64.40	(10.83)%	2.74%	2.74%		(1.27)%	$429	427%
$83.80	17.45%	2.75%	2.75%		(1.21)%	$480	447%
$71.35	13.34%	2.78%	2.78%		(1.21)%	$657	393%
$62.93	5.37%	2.83%	2.81%		(0.95)%	$594	1,206%

$75.45	52.51%	1.65%	1.65%		(0.51)%	$86,988	177%
$49.47	16.70%	1.58%	1.58%		0.06%	$83,112	332%
$42.49	38.70%	1.49%	1.49%		(0.19)%	$96,683	174%
$32.01	41.84%	1.55%	1.55%		(0.35)%	$76,225	107%
$22.57	9.03%	1.82%	1.76%		(0.35)%	$10,270	151%

$62.48	50.97%	2.65%	2.65%		(1.51)%	$2,858	177%
$41.38	15.53%	2.58%	2.58%		(0.94)%	$3,082	332%
$35.92	37.31%	2.49%	2.49%		(1.19)%	$5,780	174%
$27.54	40.43%	2.55%	2.55%		(1.35)%	$3,631	107%
$19.61	7.96%	2.82%	2.76%		(1.35)%	$1,061	151%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	As described in Note 9, share amounts adjusted for 3:1 share split that occurred on November 18, 2019.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$21.80	0.12	(1.88)	(1.76)	(0.37)	(0.37)
Year Ended July 31, 2019	$21.33	0.07	0.92 (c)	0.99	(0.52)	(0.52)
Year Ended July 31, 2018	$24.17	0.39	(2.30)	(1.91)	(0.93)	(0.93)
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—	—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)	(0.44)
Service Class
Year Ended July 31, 2020	$20.99	(0.07)	(1.86)	(1.93)	(0.10)	(0.10)
Year Ended July 31, 2019	$20.24	(0.13)	0.96 (c)	0.83	(0.08)	(0.08)
Year Ended July 31, 2018	$22.78	0.18	(2.26)	(2.08)	(0.46)	(0.46)
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—	—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)	(0.25)
UltraBear ProFund
Investor Class
Year Ended July 31, 2020	$19.19	(0.13)	(8.16)	(8.29)	—	—
Year Ended July 31, 2019	$22.81	0.10	(3.72)	(3.62)	—	—
Year Ended July 31, 2018	$31.42	(0.14)	(8.47)	(8.61)	—	—
Year Ended July 31, 2017(d)	$42.97	(0.44)	(11.11)	(11.55)	—	—
Year Ended July 31, 2016(d)	$52.65	(0.80)	(8.88)	(9.68)	—	—
Service Class
Year Ended July 31, 2020	$17.46	(0.28)	(7.37)	(7.65)	—	—
Year Ended July 31, 2019	$20.97	(0.11)	(3.40)	(3.51)	—	—
Year Ended July 31, 2018	$29.17	(0.37)	(7.83)	(8.20)	—	—
Year Ended July 31, 2017(d)	$40.29	(0.80)	(10.32)	(11.12)	—	—
Year Ended July 31, 2016(d)	$49.77	(1.20)	(8.28)	(9.48)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$19.67	(8.22)%	5.13%	1.78%	0.63%	$862	132%
$21.80	5.18%	2.16%	1.80%	0.36%	$1,468	1,449%
$21.33	(8.45)%	2.64%	1.95%	1.74%	$1,900	412%
$24.17	(12.20)%	1.78%	1.65%	0.78%	$3,146	194%
$27.53	35.64%	1.66%	1.66%	2.42%	$111,297	330%

$18.96	(9.22)%	6.13%	2.78%	(0.37)%	$44	132%
$20.99	4.17%	3.16%	2.80%	(0.64)%	$75	1,449%
$20.24	(9.41)%	3.64%	2.95%	0.74%	$91	412%
$22.78	(13.09)%	2.78%	2.65%	(0.22)%	$109	194%
$26.20	34.22%	2.66%	2.66%	1.42%	$4,981	330%

$10.90	(43.20)%	2.04%	1.78%	(0.80)%	$9,880	—
$19.19	(15.87)%	1.95%	1.84%	0.44%	$8,869	—
$22.81	(27.40)%	1.89%	1.87%	(0.54)%	$8,335	—
$31.42	(26.93)%	1.66%	1.66%	(1.18)%	$11,709	—
$42.97	(18.41)%	1.64%	1.64%	(1.46)%	$17,997	—

$9.81	(43.81)%	3.04%	2.78%	(1.80)%	$72	—
$17.46	(16.74)%	2.95%	2.84%	(0.56)%	$265	—
$20.97	(28.11)%	2.89%	2.87%	(1.54)%	$3,607	—
$29.17	(27.62)%	2.66%	2.66%	(2.18)%	$204	—
$40.29	(19.08)%	2.64%	2.64%	(2.46)%	$834	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts adjusted for 1:10 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

296 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBull ProFund
Investor Class
Year Ended July 31, 2020	$67.93	0.06	4.37	(c)	4.43	(0.33)	—	(0.33)
Year Ended July 31, 2019	$62.85	0.33	5.03	(c)	5.36	(0.06)	(0.22)	(0.28)
Year Ended July 31, 2018(d)	$49.15	0.18	13.52		13.70	—	—	—
Year Ended July 31, 2017(d)	$37.86	0.03	11.26		11.29	—	—	—
Year Ended July 31, 2016(d)	$35.83	— (e)	2.04		2.03	—	—	—
Service Class
Year Ended July 31, 2020	$56.36	(0.49)	3.53	(c)	3.04	—	—	—
Year Ended July 31, 2019	$52.65	(0.17)	4.10	(c)	3.93	—	(0.22)	(0.22)
Year Ended July 31, 2018(d)	$41.58	(0.30)	11.37		11.07	—	—	—
Year Ended July 31, 2017(d)	$32.35	(0.33)	9.56		9.23	—	—	—
Year Ended July 31, 2016(d)	$30.92	(0.28)	1.71		1.43	—	—	—
UltraChina ProFund
Investor Class
Year Ended July 31, 2020	$11.42	(0.05)	5.95		5.90	(0.01)	—	(0.01)
Year Ended July 31, 2019	$17.79	(0.01)	(6.36)		(6.37)	—	—	—
Year Ended July 31, 2018	$16.41	(0.01)	1.53		1.52	(0.14)	—	(0.14)
Year Ended July 31, 2017	$9.22	(0.08)	7.27		7.19	—	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)		(2.52)	—	—	—
Service Class
Year Ended July 31, 2020	$10.23	(0.17)	5.30		5.13	—	—	—
Year Ended July 31, 2019	$16.11	(0.12)	(5.76)		(5.88)	—	—	—
Year Ended July 31, 2018	$14.97	(0.19)	1.41		1.22	(0.08)	—	(0.08)
Year Ended July 31, 2017	$8.49	(0.19)	6.67		6.48	—	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)		(2.42)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$72.03	6.48%	1.60%	1.60%	0.09%	$99,875	151%
$67.93	8.54%	1.50%	1.50%	0.54%	$174,947	159%
$62.85	27.89%	1.40%	1.40%	0.31%	$185,706	174%
$49.15	29.79%	1.42%	1.42%	0.08%	$132,494	9%
$37.86	5.69%	1.46%	1.46%	(0.01)%	$89,043	165%

$59.40	5.39%	2.60%	2.60%	(0.91)%	$1,808	151%
$56.36	7.46%	2.50%	2.50%	(0.46)%	$1,389	159%
$52.65	26.62%	2.40%	2.40%	(0.69)%	$1,838	174%
$41.58	28.49%	2.42%	2.42%	(0.92)%	$3,259	9%
$32.35	4.65%	2.46%	2.46%	(1.01)%	$1,481	165%

$17.31	51.69%	1.79%	1.79%	(0.42)%	$14,973	314%
$11.42	(35.81)%	1.70%	1.70%	(0.05)%	$21,723	360%
$17.79	9.24%	1.51%	1.51%	(0.07)%	$27,453	312%
$16.41	77.98%	1.80%	1.80%	(0.68)%	$33,637	513%
$9.22	(21.47)%	1.85%	1.85%	(0.90)%	$7,375	323%

$15.36	50.15%	2.79%	2.79%	(1.42)%	$2,654	314%
$10.23	(36.50)%	2.70%	2.70%	(1.05)%	$405	360%
$16.11	8.10%	2.51%	2.51%	(1.07)%	$1,006	312%
$14.97	76.33%	2.80%	2.80%	(1.68)%	$2,434	513%
$8.49	(22.18)%	2.85%	2.85%	(1.90)%	$868	323%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 297

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2020(c)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)
Year Ended July 31, 2019(c)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)
Year Ended July 31, 2018(c)	$33.52	0.12	10.90	11.02	(0.01)	(0.76)	(0.77)
Year Ended July 31, 2017(c)	$23.50	0.03	9.99	10.02	—	—	—
Year Ended July 31, 2016(c)	$21.66	— (e)	1.84	1.84	—	—	—
Service Class
Year Ended July 31, 2020(c)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)
Year Ended July 31, 2019(c)	$38.31	(0.09)	3.11	3.02	—	—	—
Year Ended July 31, 2018(c)	$29.70	(0.24)	9.61	9.37	—	(0.76)	(0.76)
Year Ended July 31, 2017(c)	$21.02	(0.23)	8.91	8.68	—	—	—
Year Ended July 31, 2016(c)	$19.57	(0.18)	1.63	1.45	—	—	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2020	$51.58	— (e)	10.62	10.62	—	—	—
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	—	(0.29)
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	—	(0.11)
Year Ended July 31, 2017(h)	$39.22	(0.02)	22.43	22.41	—	—	—
Year Ended July 31, 2016(h)	$40.11	— (e)	(0.89)	(0.89)	—	—	—
Service Class
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—	—
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—	—
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—	—
Year Ended July 31, 2017(h)	$37.07	(0.46)	21.06	20.60	—	—	—
Year Ended July 31, 2016(h)	$38.32	(0.30)	(0.95)	(1.25)	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$39.32	(15.15)%		1.72%	1.72%	0.26%		$26,124	6%
$47.25	8.97%		1.62%	1.62%	0.68%		$38,924	1%
$43.77	32.94%		1.51%	1.51%	0.29%		$37,484	59%
$33.52	42.63%		1.71%	1.71%	0.10%		$29,931	— (d)
$23.50	8.51%		1.78%	1.76%	0.01%		$18,787	20%

$34.20	(15.95)%		2.72%	2.72%	(0.74)%		$648	6%
$41.33	7.87%		2.62%	2.62%	(0.32)%		$732	1%
$38.31	31.62%		2.51%	2.51%	(0.71)%		$1,584	59%
$29.70	41.27%		2.71%	2.71%	(0.90)%		$1,291	— (d)
$21.02	7.43%		2.78%	2.76%	(0.99)%		$680	20%

$62.20	20.59	%(f)	1.94%	1.85%	—	%(g)	$13,176	240%
$51.58	(17.70)%		1.84%	1.84%	0.10%		$12,846	137%
$63.07	2.50%		1.52%	1.52%	0.37%		$22,713	125%
$61.63	57.02%		1.62%	1.62%	(0.04)%		$68,758	225%
$39.22	(2.12)%		1.80%	1.79%	0.04%		$14,838	402%

$56.90	19.41	%(f)	2.94%	2.85%	(1.00)%		$353	240%
$47.65	(18.55)%		2.84%	2.84%	(0.90)%		$213	137%
$58.50	1.44%		2.52%	2.52%	(0.63)%		$623	125%
$57.67	55.65%		2.62%	2.62%	(1.04)%		$1,238	225%
$37.07	(3.26)%		2.80%	2.79%	(0.96)%		$513	402%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(d)	Amount is less than 0.5%.
(e)	Amount is less than $0.005.
(f)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.
(g)	Amount is less than 0.005%.
(h)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

298 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2020	$15.58	(0.09)	(2.33	)(c)	(2.42)	—	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)		(2.41)	—	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96		0.89	—	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38		4.21	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)		(3.64)	—	—
Service Class
Year Ended July 31, 2020	$13.92	(0.22)	(2.06	)(c)	(2.28)	—	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)		(2.31)	—	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88		0.64	—	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04		3.73	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)		(3.51)	—	—
UltraJapan ProFund
Investor Class
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)		(1.06)	—	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)		(2.57)	(0.49)	(0.49)
Year Ended July 31, 2018	$19.76	(0.11)	5.28		5.17	—	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36		6.14	—	—
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)		(10.40)	—	—
Service Class
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)		(1.08)	—	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)		(2.39)	(0.49)	(0.49)
Year Ended July 31, 2018	$17.23	(0.31)	4.60		4.29	—	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61		5.24	—	—
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)		(9.33)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$13.16	(15.53)%	2.61%	1.87%		(0.60)%	$4,078	—
$15.58	(13.40)%	2.30%	2.04	%(d)	0.16%	$2,989	—
$17.99	5.20%	1.62%	1.62%		(0.40)%	$9,114	—
$17.10	32.66%	1.78%	1.78%		(1.15)%	$20,851	—
$12.89	(22.02)%	1.81%	1.81%		(1.64)%	$7,257	—

$11.64	(16.38)%	3.61%	2.87%		(1.60)%	$70	—
$13.92	(14.23)%	3.29%	3.03	%(d)	(0.83)%	$47	—
$16.23	4.11%	2.62%	2.62%		(1.40)%	$184	—
$15.59	31.45%	2.78%	2.78%		(2.15)%	$1,362	—
$11.86	(22.84)%	2.81%	2.81%		(2.64)%	$108	—

$20.81	(4.85)%	1.94%	1.86%		(0.77)%	$10,556	—
$21.87	(10.75)%	1.83%	1.83%		0.16%	$13,423	—
$24.93	26.16%	1.66%	1.66%		(0.45)%	$20,993	—
$19.76	44.97%	1.70%	1.70%		(1.26)%	$19,565	—
$13.62	(43.26)%	1.69%	1.69%		(1.56)%	$22,116	—

$17.56	(5.79)%	2.94%	2.86%		(1.77)%	$109	—
$18.64	(11.63)%	2.83%	2.83%		(0.84)%	$258	—
$21.52	24.90%	2.66%	2.66%		(1.45)%	$237	—
$17.23	43.70%	2.70%	2.70%		(2.26)%	$243	—
$11.99	(43.76)%	2.47%	2.47%		(2.34)%	$1,066	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 299

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—		(0.43)
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—		(0.47)
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—		(0.09)
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	—		(0.08)
Year Ended July 31, 2016	$28.80	0.12	(2.14)	(2.02)	(0.07)	—		(0.07)
Service Class
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—		—
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—		—
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—		—
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—		—
Year Ended July 31, 2016	$28.17	(0.09)	(2.10)	(2.19)	—	—		—
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)		(0.98)
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)		(0.05)
Year Ended July 31, 2018(d)	$40.56	(0.01)	9.46 (e)	9.45	—	(3.08	)(e)	(3.08)
Year Ended July 31, 2017(d)	$32.14	(0.11)	8.53	8.42	—	—		—
Year Ended July 31, 2016(d)	$30.58	(0.11)	1.67	1.56	—	—		—
Service Class
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)		(0.84)
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)		(0.04)
Year Ended July 31, 2018(d)	$34.37	(0.37)	7.94 (e)	7.57	—	(3.08	)(e)	(3.08)
Year Ended July 31, 2017(d)	$27.49	(0.42)	7.30	6.88	—	—		—
Year Ended July 31, 2016(d)	$26.42	(0.35)	1.42	1.07	—	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$10.61	(66.27	)%(c)	1.71%	1.71%	1.46%	$15,724	237%
$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%
$33.55	(6.15)%		1.53%	1.53%	0.72%	$37,611	315%
$35.83	34.56%		1.67%	1.67%	0.31%	$32,233	228%
$26.71	(6.86)%		1.79%	1.78%	0.56%	$24,605	587%

$10.26	(66.59	)%(c)	2.70%	2.70%	0.47%	$98	237%
$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%
$32.16	(7.08)%		2.53%	2.53%	(0.28)%	$436	315%
$34.61	33.17%		2.67%	2.67%	(0.69)%	$419	228%
$25.98	(7.84)%		2.79%	2.78%	(0.44)%	$906	587%

$32.83	(24.24)%		1.66%	1.66%	(0.12)%	$30,383	63%
$44.23	(5.62)%		1.53%	1.53%	0.16%	$80,404	52%
$46.93	23.80%		1.43%	1.43%	(0.01)%	$91,844	28%
$40.56	26.18%		1.46%	1.46%	(0.30)%	$98,608	35%
$32.14	5.11%		1.50%	1.50%	(0.42)%	$76,445	89%

$26.59	(24.99)%		2.66%	2.66%	(1.12)%	$636	63%
$36.24	(6.61)%		2.53%	2.53%	(0.84)%	$847	52%
$38.86	22.58%		2.43%	2.43%	(1.01)%	$2,154	28%
$34.37	24.99%		2.46%	2.46%	(1.30)%	$3,079	35%
$27.49	4.09%		2.50%	2.50%	(1.42)%	$1,116	89%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.
(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.
(e)	Subsequent to the issuance of the July 31, 2018 and 2019 financial statements, it was discovered that the distributions per share of $9.24 from Net Realized Gains on Investments from the year ended July 31, 2018 had not been adjusted for the 3:1 share split on January 22, 2018. The per-share amounts for both "Net Realized and Unrealized Gains (Losses) on Investments" as well as "Distributions to Shareholders from Net Realized Gains on Investments" have been revised to reflect the correct amounts.

See accompanying notes to the financial statements.

300 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2020	$78.64	(0.51)	51.65	51.14	—	(5.21)	(5.21)
Year Ended July 31, 2019	$75.09	0.01	7.10	7.11	—	(3.56)	(3.56)
Year Ended July 31, 2018	$52.09	(0.18)	23.18	23.00	—	—	—
Year Ended July 31, 2017	$34.41	(0.20)	17.88	17.68	—	—	—
Year Ended July 31, 2016	$33.73	(0.18)	0.86	0.68	—	—	—
Service Class
Year Ended July 31, 2020	$63.78	(1.21)	41.28	40.07	—	(5.21)	(5.21)
Year Ended July 31, 2019	$62.10	(0.56)	5.80	5.24	—	(3.56)	(3.56)
Year Ended July 31, 2018	$43.52	(0.71)	19.29	18.58	—	—	—
Year Ended July 31, 2017	$29.03	(0.54)	15.03	14.49	—	—	—
Year Ended July 31, 2016	$28.75	(0.44)	0.72	0.28	—	—	—
UltraShort China ProFund
Investor Class
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)	(26.85)	(0.19)	—	(0.19)
Year Ended July 31, 2019	$40.80	0.24	6.11 (c)	6.35	—	—	—
Year Ended July 31, 2018(d)	$54.15	(0.14)	(13.21)	(13.35)	—	—	—
Year Ended July 31, 2017(d)	$112.44	(1.12)	(57.17)	(58.29)	—	—	—
Year Ended July 31, 2016(d)	$126.26	(2.16)	(11.66)	(13.82)	—	—	—
Service Class
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)	(24.24)	—	—	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50 (c)	5.31	—	—	—
Year Ended July 31, 2018(d)	$49.35	(0.52)	(12.02)	(12.54)	—	—	—
Year Ended July 31, 2017(d)	$103.50	(1.76)	(52.39)	(54.15)	—	—	—
Year Ended July 31, 2016(d)	$117.38	(3.36)	(10.52)	(13.88)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$124.57	67.62%	1.59%	1.59%	(0.58)%	$627,805	20%
$78.64	9.42%	1.50%	1.50%	0.01%	$504,777	9%
$75.09	44.15%	1.41%	1.41%	(0.29)%	$497,460	3%
$52.09	51.39%	1.43%	1.43%	(0.48)%	$379,105	4%
$34.41	2.00%	1.47%	1.47%	(0.58)%	$245,418	6%

$98.64	65.95%	2.59%	2.59%	(1.58)%	$15,438	20%
$63.78	8.33%	2.50%	2.50%	(0.99)%	$12,014	9%
$62.10	42.70%	2.41%	2.41%	(1.29)%	$14,914	3%
$43.52	49.89%	2.43%	2.43%	(1.48)%	$11,189	4%
$29.03	0.97%	2.47%	2.47%	(1.58)%	$8,600	6%

$20.11	(57.12)%	2.83%	1.78%	(0.37)%	$625	—
$47.15	15.56%	2.45%	1.78%	0.50%	$3,534	—
$40.80	(24.67)%	2.34%	1.78%	(0.34)%	$2,038	—
$54.15	(51.85)%	2.91%	1.78%	(1.31)%	$1,389	—
$112.44	(10.90)%	2.13%	1.78%	(1.61)%	$3,509	—

$17.88	(57.53)%	3.83%	2.78%	(1.37)%	$10	—
$42.12	14.43%	3.45%	2.78%	(0.50)%	$44	—
$36.81	(25.43)%	3.34%	2.78%	(1.34)%	$70	—
$49.35	(52.32)%	3.91%	2.78%	(2.31)%	$53	—
$103.50	(11.79)%	3.13%	2.78%	(2.61)%	$102	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 301

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2020	$15.04	(0.14)	(4.84)	(4.98)	(0.05)	(0.05)
Year Ended July 31, 2019	$17.92	0.08	(2.96)	(2.88)	—	—
Year Ended July 31, 2018	$26.03	(0.09)	(8.02)	(8.11)	—	—
Year Ended July 31, 2017(c)	$39.20	(0.41)	(12.76)	(13.17)	—	—
Year Ended July 31, 2016(c)	$49.17	(0.72)	(9.25)	(9.97)	—	—
Service Class
Year Ended July 31, 2020	$13.36	(0.25)	(4.28)	(4.53)	—	—
Year Ended July 31, 2019	$16.08	(0.07)	(2.65)	(2.72)	—	—
Year Ended July 31, 2018	$23.59	(0.28)	(7.23)	(7.51)	—	—
Year Ended July 31, 2017(c)	$35.89	(0.71)	(11.59)	(12.30)	—	—
Year Ended July 31, 2016(c)	$45.49	(1.20)	(8.40)	(9.60)	—	—
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2020	$18.94	(0.10)	(8.90)	(9.00)	(0.07)	(0.07)
Year Ended July 31, 2019	$18.41	0.09	0.44	0.53	—	—
Year Ended July 31, 2018	$21.74	(0.07)	(3.26)	(3.33)	—	—
Year Ended July 31, 2017(d)	$39.02	(0.40)	(16.88)	(17.28)	—	—
Year Ended July 31, 2016(d)	$50.27	(0.85)	(10.40)	(11.25)	—	—
Service Class
Year Ended July 31, 2020	$17.34	(0.25)	(8.09)	(8.34)	—	—
Year Ended July 31, 2019	$17.03	(0.10)	0.41	0.31	—	—
Year Ended July 31, 2018	$20.30	(0.25)	(3.02)	(3.27)	—	—
Year Ended July 31, 2017(d)	$36.79	(0.70)	(15.79)	(16.49)	—	—
Year Ended July 31, 2016(d)	$47.87	(1.35)	(9.73)	(11.08)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$10.01	(33.21)%	2.17%	1.78%	(1.01)%	$5,293	—
$15.04	(16.07)%	2.25%	1.78%	0.47%	$4,491	—
$17.92	(31.16)%	2.18%	1.78%	(0.44)%	$3,874	—
$26.03	(33.60)%	2.15%	1.78%	(1.29)%	$4,865	—
$39.20	(20.33)%	2.01%	1.78%	(1.61)%	$4,462	—

$8.83	(33.91)%	3.17%	2.78%	(2.01)%	$316	—
$13.36	(16.92)%	3.25%	2.78%	(0.53)%	$179	—
$16.08	(31.84)%	3.18%	2.78%	(1.44)%	$268	—
$23.59	(34.33)%	3.15%	2.78%	(2.29)%	$453	—
$35.89	(21.09)%	3.01%	2.78%	(2.61)%	$677	—

$9.87	(47.64)%	2.90%	1.78%	(0.60)%	$974	—
$18.94	2.88%	2.70%	1.78%	0.43%	$2,865	—
$18.41	(15.32)%	2.35%	1.78%	(0.40)%	$2,958	—
$21.74	(44.33)%	2.21%	1.78%	(1.32)%	$2,071	—
$39.02	(22.37)%	1.78%	1.78%	(1.62)%	$5,016	—

$9.00	(48.10)%	3.90%	2.78%	(1.60)%	$62	—
$17.34	1.82%	3.70%	2.78%	(0.57)%	$98	—
$17.03	(16.11)%	3.35%	2.78%	(1.40)%	$108	—
$20.30	(44.84)%	3.21%	2.78%	(2.32)%	$263	—
$36.79	(23.17)%	2.78%	2.78%	(2.62)%	$1,567	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.
(d)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

302 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort International ProFund
Investor Class
Year Ended July 31, 2020	$13.55	(0.12)	(2.81)	(2.93)	(0.10)	(0.10)
Year Ended July 31, 2019	$12.91	0.07	0.57 (c)	0.64	—	—
Year Ended July 31, 2018	$14.87	(0.07)	(1.89)	(1.96)	—	—
Year Ended July 31, 2017	$21.68	(0.27)	(6.54)	(6.81)	—	—
Year Ended July 31, 2016	$21.49	(0.39)	0.58	0.19	—	—
Service Class
Year Ended July 31, 2020	$12.28	(0.24)	(2.52)	(2.76)	—	—
Year Ended July 31, 2019	$11.82	(0.06)	0.52 (c)	0.46	—	—
Year Ended July 31, 2018	$13.74	(0.19)	(1.73)	(1.92)	—	—
Year Ended July 31, 2017	$20.23	(0.46)	(6.03)	(6.49)	—	—
Year Ended July 31, 2016	$20.26	(0.62)	0.59	(0.03)	—	—
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)	(10.11)	—	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)	—	—
Year Ended July 31, 2018(d)	$47.18	(0.23)	(14.19)	(14.42)	—	—
Year Ended July 31, 2017(d)	$75.55	(0.75)	(27.62)	(28.37)	—	—
Year Ended July 31, 2016(d)	$62.40	(1.25)	14.40	13.15	—	—
Service Class
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)	(9.49)	—	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)	—	—
Year Ended July 31, 2018(d)	$43.73	(0.61)	(13.12)	(13.73)	—	—
Year Ended July 31, 2017(d)	$70.74	(1.25)	(25.76)	(27.01)	—	—
Year Ended July 31, 2016(d)	$58.99	(1.95)	13.70	11.75	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$10.52	(21.67)%	2.83%	1.78%	(0.95)%	$2,445	—
$13.55	4.96%	2.43%	1.78%	0.50%	$2,156	—
$12.91	(13.18)%	2.53%	1.84%	(0.51)%	$2,120	—
$14.87	(31.41)%	2.26%	1.85%	(1.41)%	$2,920	—
$21.68	0.88%	1.74%	1.74%	(1.60)%	$7,384	—

$9.52	(22.48)%	3.83%	2.78%	(1.95)%	$10	—
$12.28	3.89%	3.42%	2.77%	(0.49)%	$14	—
$11.82	(13.97)%	3.52%	2.83%	(1.50)%	$29	—
$13.74	(32.08)%	3.26%	2.85%	(2.41)%	$92	—
$20.23	(0.15)%	2.74%	2.74%	(2.60)%	$869	—

$22.23	(31.26)%	4.87%	1.78%	(0.64)%	$842	—
$32.34	(1.28)%	5.49%	1.78%	0.18%	$1,010	—
$32.76	(30.59)%	3.66%	1.78%	(0.60)%	$709	—
$47.18	(37.52)%	3.16%	1.78%	(1.37)%	$1,249	—
$75.55	21.07%	2.82%	1.78%	(1.62)%	$3,278	—

$19.96	(31.87)%	5.87%	2.78%	(1.64)%	$2	—
$29.45	(2.26)%	6.49%	2.78%	(0.82)%	$4	—
$30.00	(31.31)%	4.66%	2.78%	(1.60)%	$5	—
$43.73	(38.16)%	4.16%	2.78%	(2.37)%	$47	—
$70.74	19.92%	3.82%	2.78%	(2.62)%	$25	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 303

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2020	$27.71	(0.30)	0.35	0.05	(0.09)	(0.09)
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)	—	—
Year Ended July 31, 2018(c)	$40.03	(0.21)	(4.81)	(5.02)	—	—
Year Ended July 31, 2017(c)	$74.09	(0.70)	(33.36)	(34.06)	—	—
Year Ended July 31, 2016(c)	$113.33	(2.15)	(37.09)	(39.24)	—	—
Service Class
Year Ended July 31, 2020	$24.69	(0.69)	0.48	(0.21)	—	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)	—	—
Year Ended July 31, 2018(c)	$36.45	(0.55)	(4.39)	(4.94)	—	—
Year Ended July 31, 2017(c)	$68.13	(1.15)	(30.53)	(31.68)	—	—
Year Ended July 31, 2016(c)	$105.26	(3.40)	(33.73)	(37.13)	—	—
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2020	$19.82	(0.20)	(6.38)	(6.58)	(0.08)	(0.08)
Year Ended July 31, 2019	$20.73	0.11	(1.02)	(0.91)	—	—
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)	(7.04)	—	—
Year Ended July 31, 2017(d)	$37.96	(0.41)	(9.78)	(10.19)	—	—
Year Ended July 31, 2016(d)	$47.51	(0.80)	(8.75)	(9.55)	—	—
Service Class
Year Ended July 31, 2020	$17.72	(0.37)	(5.64)	(6.01)	—	—
Year Ended July 31, 2019	$18.73	(0.08)	(0.93)	(1.01)	—	—
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)	(6.57)	—	—
Year Ended July 31, 2017(d)	$34.94	(0.70)	(8.94)	(9.64)	—	—
Year Ended July 31, 2016(d)	$44.25	(1.30)	(8.01)	(9.31)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$27.67	0.22%	2.31%	1.78%	(0.87)%	$3,138	—
$27.71	(20.85)%	2.42%	1.78%	0.53%	$4,681	—
$35.01	(12.58)%	2.05%	1.78%	(0.60)%	$3,711	—
$40.03	(45.95)%	2.29%	1.78%	(1.28)%	$4,476	—
$74.09	(34.63)%	1.78%	1.78%	(1.59)%	$5,913	—

$24.48	(0.85)%	3.31%	2.78%	(1.87)%	$35	—
$24.69	(21.67)%	3.42%	2.78%	(0.47)%	$61	—
$31.51	(13.53)%	3.05%	2.78%	(1.60)%	$74	—
$36.45	(46.52)%	3.29%	2.78%	(2.28)%	$6,981	—
$68.13	(35.25)%	2.78%	2.78%	(2.59)%	$439	—

$13.16	(33.28)%	2.94%	1.78%	(1.04)%	$2,728	—
$19.82	(4.39)%	3.04%	1.78%	0.50%	$1,475	—
$20.73	(25.35)%	3.12%	1.78%	(0.45)%	$1,067	—
$27.77	(26.92)%	2.95%	1.77%	(1.28)%	$1,670	—
$37.96	(20.00)%	2.27%	1.78%	(1.63)%	$1,737	—

$11.71	(33.92)%	3.94%	2.78%	(2.04)%	$21	—
$17.72	(5.39)%	4.04%	2.78%	(0.50)%	$16	—
$18.73	(26.00)%	4.12%	2.78%	(1.45)%	$11	—
$25.30	(27.48)%	3.95%	2.77%	(2.28)%	$14	—
$34.94	(21.04)%	3.27%	2.78%	(2.63)%	$8	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.
(d)	As described in Note 9, share amounts adjusted for 1:10 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

304 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2020	$12.69	(0.07)	(8.10)	(8.17)	(0.04)	(0.04)
Year Ended July 31, 2019	$16.36	0.08	(3.75)	(3.67)	—	—
Year Ended July 31, 2018	$26.69	(0.09)	(10.24)	(10.33)	—	—
Year Ended July 31, 2017(c)	$43.68	(0.42)	(16.57)	(16.99)	—	—
Year Ended July 31, 2016(c)	$54.21	(0.80)	(9.73)	(10.53)	—	—
Service Class
Year Ended July 31, 2020	$12.20	(0.16)	(7.76)	(7.92)	—	—
Year Ended July 31, 2019	$15.87	(0.06)	(3.61)	(3.67)	—	—
Year Ended July 31, 2018	$26.12	(0.28)	(9.97)	(10.25)	—	—
Year Ended July 31, 2017(c)	$43.16	(0.76)	(16.28)	(17.04)	—	—
Year Ended July 31, 2016(c)	$54.10	(1.35)	(9.59)	(10.94)	—	—
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)	(10.58)	(0.08)	(0.08)
Year Ended July 31, 2019	$29.84	0.16	0.78 (d)	0.94	—	—
Year Ended July 31, 2018(e)	$43.84	(0.10)	(13.90)	(14.00)	—	—
Year Ended July 31, 2017(e)	$66.19	(0.68)	(21.67)	(22.35)	—	—
Year Ended July 31, 2016(e)	$76.53	(1.32)	(9.02)	(10.34)	—	—
Service Class
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)	(10.12)	—	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75 (d)	0.59	—	—
Year Ended July 31, 2018(e)	$41.92	(0.45)	(13.20)	(13.65)	—	—
Year Ended July 31, 2017(e)	$63.93	(1.16)	(20.85)	(22.01)	—	—
Year Ended July 31, 2016(e)	$74.76	(2.08)	(8.75)	(10.83)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$4.48	(64.81)%	1.82%	1.82%	(0.84)%	$9,454	—
$12.69	(22.43)%	1.77%	1.77%	0.51%	$14,948	—
$16.36	(38.70)%	1.76%	1.76%	(0.44)%	$12,427	—
$26.69	(38.92)%	1.77%	1.77%	(1.22)%	$18,170	—
$43.68	(19.37)%	1.75%	1.73%	(1.55)%	$12,361	—

$4.28	(65.08)%	2.82%	2.82%	(1.84)%	$174	—
$12.20	(23.13)%	2.77%	2.77%	(0.49)%	$516	—
$15.87	(39.24)%	2.76%	2.76%	(1.44)%	$91	—
$26.12	(39.47)%	2.77%	2.77%	(2.22)%	$126	—
$43.16	(20.24)%	2.75%	2.73%	(2.55)%	$82	—

$20.12	(34.44)%	2.16%	1.78%	(1.04)%	$7,746	—
$30.78	3.22%	3.14%	1.78%	0.50%	$4,541	—
$29.84	(31.98)%	2.03%	1.76%	(0.29)%	$4,058	—
$43.84	(33.78)%	1.79%	1.79%	(1.29)%	$8,591	—
$66.19	(13.49)%	1.78%	1.78%	(1.59)%	$8,576	—

$18.74	(35.07)%	3.16%	2.78%	(2.04)%	$174	—
$28.86	2.16%	4.14%	2.78%	(0.50)%	$158	—
$28.27	(32.61)%	3.03%	2.76%	(1.29)%	$111	—
$41.92	(34.46)%	2.79%	2.79%	(2.29)%	$239	—
$63.93	(14.45)%	2.78%	2.78%	(2.59)%	$1,774	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(c)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 305

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)	(16.14)	—	—	—
Year Ended July 31, 2019	$68.79	0.13	(10.91)	(10.78)	(0.05)	(0.01)	(0.06)
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	—	(0.43)	(0.43)
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—	—
Service Class
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)	(13.68)	—	—	—
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)	(9.45)	—	(0.01)	(0.01)
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	—	(0.43)	(0.43)
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—	—
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)	—	(0.17)
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)	—	(0.61)
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)	—	(0.11)
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—	—	—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—	—	—
Service Class
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	— (c)	—	— (c)
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)	—	(0.08)
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)	—	(0.01)
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—	—	—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$41.81	(27.85)%	1.80%	1.80%	(0.52)%	$33,767	143%
$57.95	(15.64)%	1.60%	1.60%	0.23%	$62,102	77%
$68.79	32.65%	1.49%	1.49%	(0.26)%	$68,965	29%
$52.24	33.65%	1.50%	1.50%	(0.68)%	$90,054	71%
$39.08	(5.92)%	1.60%	1.60%	(0.73)%	$60,083	123%

$34.20	(28.57)%	2.80%	2.80%	(1.52)%	$263	143%
$47.88	(16.47)%	2.60%	2.60%	(0.77)%	$460	77%
$57.34	31.20%	2.49%	2.49%	(1.26)%	$1,847	29%
$44.08	32.37%	2.50%	2.50%	(1.68)%	$720	71%
$33.30	(6.93)%	2.60%	2.60%	(1.73)%	$491	123%

$85.98	43.48%	1.40%	1.40%	0.09%	$21,927	392%
$60.08	16.53%	1.34%	1.34%	1.14%	$23,791	503%
$52.14	(2.95)%	1.35%	1.35%	0.38%	$14,497	714%
$53.83	(15.84)%	1.28%	1.28%	(0.60)%	$21,114	397%
$63.97	22.22%	1.27%	1.27%	(0.66)%	$23,775	409%

$78.67	42.11%	2.40%	2.40%	(0.91)%	$2,385	392%
$55.37	15.31%	2.34%	2.34%	0.14%	$2,605	503%
$48.09	(3.94)%	2.35%	2.35%	(0.62)%	$4,374	714%
$50.07	(16.70)%	2.28%	2.28%	(1.60)%	$794	397%
$60.10	21.02%	2.27%	2.27%	(1.66)%	$16,224	409%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Amount is less than $0.005.

See accompanying notes to the financial statements.

306 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)	(1.04)
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)	(0.30)
Year Ended July 31, 2018	$45.01	0.48	0.48	0.96	(0.33)	(0.33)
Year Ended July 31, 2017	$42.70	0.43	2.20	2.63	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60	10.70	(0.45)	(0.45)
Service Class
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)	(0.92)
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—	—
Year Ended July 31, 2018	$42.79	0.07	0.41	0.48	(0.29)	(0.29)
Year Ended July 31, 2017	$40.67	0.05	2.07	2.12	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10	9.87	(0.03)	(0.03)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$51.44	(3.25)%	1.73%	1.73%	0.95%	$8,717	368%
$54.09	19.30%	1.72%	1.72%	1.41%	$31,558	406%
$45.64	2.15%	1.69%	1.69%	1.07%	$8,208	314%
$45.01	6.27%	1.65%	1.65%	1.06%	$16,755	97%
$42.70	33.41%	1.76%	1.76%	0.28%	$71,264	229%

$47.93	(4.09)%	2.65%	2.65%	0.03%	$348	368%
$50.80	18.19%	2.67%	2.67%	0.46%	$1,265	406%
$42.98	1.14%	2.67%	2.67%	0.09%	$635	314%
$42.79	5.19%	2.65%	2.65%	0.06%	$671	97%
$40.67	32.09%	2.76%	2.76%	(0.72)%	$3,106	229%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Notes to Financial Statements

308 :: Notes to Financial Statements :: July 31, 2020

1. Organization

ProFunds (the "Trust") consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap Growth ProFund
Large-Cap Value ProFund	Small-Cap ProFund
Mid-Cap Growth ProFund	Small-Cap Value ProFund
Mid-Cap ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment & Services UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Communication Services UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Goods UltraSector ProFund	Real Estate UltraSector ProFund
Consumer Services UltraSector ProFund	Semiconductor UltraSector ProFund
Financials UltraSector ProFund	Technology UltraSector ProFund
Health Care UltraSector ProFund	Telecommunications UltraSector ProFund
Industrials UltraSector ProFund	Utilities UltraSector ProFund

Internet UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

The Large-Cap Growth ProFund may operate as "non-diversified," as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

July 31, 2020 :: Notes to Financial Statements :: 309

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2020, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 0.01%, dated 7/31/20, due 8/3/20(1)	Credit Agricole, 0.03%, dated 7/31/20, due 8/3/20(2)	HSBC Securities (USA), Inc., 0.02%, dated 7/31/20, due 8/3/20(3)	RBC Capital Markets, LLC, 0.03%, dated 7/31/20, due 8/3/20(4)	Societe Generale, 0.04%, dated 7/31/20, due 8/3/20(5)	UMB Bank, N.A., 0.01%, dated 7/31/20, due 8/3/20(6)
Banks UltraSector ProFund	$143,000	$325,000	$143,000	$361,000	$906,000	$43,000
Basic Materials UltraSector ProFund	83,000	188,000	83,000	210,000	526,000	27,000
Bear ProFund	1,266,000	2,852,000	1,266,000	3,168,000	7,922,000	306,000
Biotechnology UltraSector ProFund	4,276,000	9,622,000	4,276,000	10,691,000	26,731,000	1,023,000
Bull ProFund	1,669,000	3,756,000	1,669,000	4,173,000	10,437,000	404,000

310 :: Notes to Financial Statements :: July 31, 2020

Fund Name	Canadian Imperial Bank of Commerce, 0.01%, dated 7/31/20, due 8/3/20(1)	Credit Agricole, 0.03%, dated 7/31/20, due 8/3/20(2)	HSBC Securities (USA), Inc., 0.02%, dated 7/31/20, due 8/3/20(3)	RBC Capital Markets, LLC, 0.03%, dated 7/31/20, due 8/3/20(4)	Societe Generale, 0.04%, dated 7/31/20, due 8/3/20(5)	UMB Bank, N.A., 0.01%, dated 7/31/20, due 8/3/20(6)
Communication Services UltraSector ProFund	$88,000	$198,000	$88,000	$221,000	$553,000	$28,000
Consumer Goods UltraSector ProFund	148,000	335,000	148,000	373,000	935,000	45,000
Consumer Services UltraSector ProFund	959,000	2,158,000	959,000	2,398,000	5,997,000	234,000
Falling U.S. Dollar ProFund	90,000	205,000	90,000	227,000	572,000	31,000
Financials UltraSector ProFund	69,000	158,000	69,000	177,000	445,000	29,000
Health Care UltraSector ProFund	1,223,000	2,755,000	1,223,000	3,061,000	7,656,000	301,000
Industrials UltraSector ProFund	90,000	206,000	90,000	229,000	574,000	30,000
Internet UltraSector ProFund	4,026,000	9,062,000	4,026,000	10,068,000	25,173,000	963,000
Large-Cap Growth ProFund	16,000	36,000	16,000	40,000	101,000	5,000
Mid-Cap Growth ProFund	6,000	14,000	6,000	15,000	39,000	3,000
Mid-Cap ProFund	85,000	194,000	85,000	215,000	541,000	29,000
Mid-Cap Value ProFund	—	1,000	—	1,000	4,000	3,000
Nasdaq-100 ProFund	2,524,000	5,681,000	2,524,000	6,313,000	15,784,000	606,000
Oil & Gas UltraSector ProFund	177,000	401,000	177,000	445,000	1,117,000	52,000
Oil Equipment & Services UltraSector ProFund	211,000	477,000	211,000	530,000	1,327,000	57,000
Pharmaceuticals UltraSector ProFund	71,000	161,000	71,000	179,000	449,000	23,000
Precious Metals UltraSector ProFund	649,000	1,464,000	649,000	1,626,000	4,068,000	162,000
Real Estate UltraSector ProFund	120,000	274,000	120,000	305,000	763,000	37,000
Rising Rates Opportunity ProFund	485,000	1,094,000	485,000	1,216,000	3,040,000	123,000
Rising Rates Opportunity 10 ProFund	139,000	316,000	139,000	351,000	881,000	42,000
Rising U.S. Dollar ProFund	525,000	1,185,000	525,000	1,317,000	3,294,000	134,000
Semiconductor UltraSector ProFund	834,000	1,880,000	834,000	2,088,000	5,224,000	207,000
Short Nasdaq-100 ProFund	2,583,000	5,813,000	2,583,000	6,458,000	16,150,000	621,000
Short Oil & Gas ProFund	200,000	452,000	200,000	501,000	1,257,000	55,000
Short Precious Metals ProFund	121,000	274,000	121,000	305,000	765,000	37,000
Short Real Estate ProFund	131,000	295,000	131,000	327,000	821,000	37,000
Short Small-Cap ProFund	143,000	327,000	143,000	362,000	908,000	44,000
Small-Cap ProFund	124,000	279,000	124,000	311,000	781,000	36,000
Small-Cap Value ProFund	—	—	—	—	1,000	3,000
Technology UltraSector ProFund	1,794,000	4,039,000	1,794,000	4,489,000	11,224,000	434,000
Telecommunications UltraSector ProFund	22,000	51,000	22,000	58,000	146,000	14,000
UltraBear ProFund	705,000	1,589,000	705,000	1,764,000	4,414,000	175,000
UltraBull ProFund	3,200,000	7,202,000	3,200,000	8,003,000	20,009,000	766,000
UltraChina ProFund	149,000	337,000	149,000	374,000	938,000	41,000
UltraDow 30 ProFund	831,000	1,871,000	831,000	2,078,000	5,198,000	204,000
UltraEmerging Markets ProFund	130,000	295,000	130,000	328,000	822,000	39,000
UltraInternational ProFund	323,000	728,000	323,000	810,000	2,025,000	85,000
UltraJapan ProFund	710,000	1,599,000	710,000	1,777,000	4,443,000	172,000
UltraLatin America ProFund	235,000	531,000	235,000	590,000	1,476,000	64,000
UltraMid-Cap ProFund	999,000	2,251,000	999,000	2,500,000	6,256,000	248,000
UltraNasdaq-100 ProFund	17,662,000	39,740,000	17,662,000	44,155,000	110,389,000	4,195,000
UltraShort China ProFund	47,000	108,000	47,000	120,000	303,000	18,000
UltraShort Dow 30 ProFund	437,000	985,000	437,000	1,094,000	2,739,000	110,000
UltraShort Emerging Markets ProFund	74,000	166,000	74,000	185,000	464,000	24,000

July 31, 2020 :: Notes to Financial Statements :: 311

Fund Name	Canadian Imperial Bank of Commerce, 0.01%, dated 7/31/20, due 8/3/20(1)	Credit Agricole, 0.03%, dated 7/31/20, due 8/3/20(2)	HSBC Securities (USA), Inc., 0.02%, dated 7/31/20, due 8/3/20(3)	RBC Capital Markets, LLC, 0.03%, dated 7/31/20, due 8/3/20(4)	Societe Generale, 0.04%, dated 7/31/20, due 8/3/20(5)	UMB Bank, N.A., 0.01%, dated 7/31/20, due 8/3/20(6)
UltraShort International ProFund	$174,000	$394,000	$174,000	$437,000	$1,096,000	$49,000
UltraShort Japan ProFund	55,000	124,000	55,000	138,000	345,000	15,000
UltraShort Latin America ProFund	222,000	501,000	222,000	557,000	1,394,000	59,000
UltraShort Mid-Cap ProFund	202,000	456,000	202,000	507,000	1,269,000	55,000
UltraShort Nasdaq-100 ProFund	3,958,000	8,908,000	3,958,000	9,898,000	24,747,000	947,000
UltraShort Small-Cap ProFund	582,000	1,313,000	582,000	1,459,000	3,648,000	148,000
UltraSmall-Cap ProFund	967,000	2,179,000	967,000	2,421,000	6,056,000	241,000
U.S. Government Plus ProFund	639,000	1,439,000	639,000	1,599,000	3,999,000	157,000
Utilities UltraSector ProFund	185,000	420,000	185,000	467,000	1,168,000	55,000
	$57,576,000	$129,664,000	$57,576,000	$144,070,000	$360,310,000	$14,095,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of July 31, 2020 as follows:

(1)	U.S. Treasury Notes, 2.625%, due 12/31/23, total value $58,736,604.

(2)	U.S. Treasury Notes, 1.50% to 2.75%, due 4/30/23 to 9/30/24, which had an aggregate value of $132,345,987.

(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at July 31, 2020, 1.281%, due 11/15/47, total value $58,732,910.

(4)	U.S. Treasury Notes, 1.50%, due 9/30/24, total value $146,960,585.

(5)	U.S. Treasury Notes, 0.50%, due 4/30/27, total value $367,524,285.

(6)	Federal Home Loan Banks, 3.375%, due 12/8/23, total value $15,077,098.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, and U.S. Government Plus ProFund) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2020, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

312 :: Notes to Financial Statements :: July 31, 2020

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2020. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the Nasdaq-100 ProFund, Telecommunications UltraSector ProFund, and U.S. Government Plus ProFund was 43%, 78%, and 75%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2020.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund) (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several

July 31, 2020 :: Notes to Financial Statements :: 313

consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions, they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2020, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having

314 :: Notes to Financial Statements :: July 31, 2020

investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund's illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2020, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts

July 31, 2020 :: Notes to Financial Statements :: 315

shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2020.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$—	$—	$—	$98,735	$—
Basic Materials UltraSector ProFund	—	—	—	—	63,210	—
Bear ProFund	—	—	—	22,495	162,906	—
Biotechnology UltraSector ProFund	—	—	—	—	4,500,978	—
Bull ProFund	195,674	169,884	—	—	—	—
Communication Services UltraSector ProFund	—	81,847	—	—	—	—
Consumer Goods UltraSector ProFund	—	20,927	—	—	—	—
Consumer Services UltraSector ProFund	—	690,042	—	—	—	—
Financials UltraSector ProFund	—	—	—	—	13,114	—
Health Care UltraSector ProFund	—	—	—	—	330,426	—
Industrials UltraSector ProFund	—	259	—	—	2,289	—
Internet UltraSector ProFund	—	5,577,363	—	—	—	—
Mid-Cap ProFund	2,217	—	—	—	1,840	—
Nasdaq-100 ProFund	258,349	568,547	—	—	—	—
Oil & Gas UltraSector ProFund	—	—	—	—	423,618	—
Oil Equipment & Services UltraSector ProFund	—	—	—	—	373,084	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	24,373	—
Precious Metals UltraSector ProFund	—	1,915,765	—	—	—	—
Real Estate UltraSector ProFund	—	137,766	—	—	—	—
Semiconductor UltraSector ProFund	—	190,553	—	—	—	—
Short Nasdaq-100 ProFund	889	—	—	—	616,359	—
Short Oil & Gas ProFund	—	103,776	—	—	—	—
Short Precious Metals ProFund	—	—	—	—	110,270	—
Short Real Estate ProFund	—	—	—	—	59,977	—
Short Small-Cap ProFund	—	3,320	—	2,420	437	—
Small-Cap ProFund	3,964	9,570	—	—	1,238	—
Technology UltraSector ProFund	—	2,571,340	—	—	—	—
Telecommunications UltraSector ProFund	—	8,922	—	—	—	—
UltraBear ProFund	—	—	—	40,493	168,312	—
UltraBull ProFund	266,313	1,285,076	—	—	—	—
UltraChina ProFund	—	132,070	—	—	—	—
UltraDow 30 ProFund	—	—	—	155	236,028	—
UltraEmerging Markets ProFund	—	—	—	—	332,731	—
UltraInternational ProFund	—	—	—	—	243,088	—
UltraJapan ProFund	—	—	—	1,140,743	4,190	—
UltraLatin America ProFund	—	—	—	—	647,028	—
UltraMid-Cap ProFund	122,948	—	—	—	69,031	—
UltraNasdaq-100 ProFund	1,935,379	17,178,542	—	—	—	—
UltraShort China ProFund	—	—	—	—	9,866	—
UltraShort Dow 30 ProFund	20,305	67,255	—	—	—	—
UltraShort Emerging Markets ProFund	—	22,005	—	—	—	—
UltraShort International ProFund	—	157,942	—	—	—	—
UltraShort Japan ProFund	56,450	7,808	—	—	—	—
UltraShort Latin America ProFund	—	193,241	—	—	—	—
UltraShort Mid-Cap ProFund	—	—	—	1,112	3,712	—
UltraShort Nasdaq-100 ProFund	5,337	—	—	—	1,953,951	—
UltraShort Small-Cap ProFund	—	13,158	—	7,049	3,892	—
UltraSmall-Cap ProFund	113,429	41,396	—	—	68,453	—
Utilities UltraSector ProFund	—	3,919	—	—	9,443	—

316 :: Notes to Financial Statements :: July 31, 2020

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	$—	$—	$41,127	$—	$—	$570
Rising U.S. Dollar ProFund	—	—	76,859	—	—	369,196
Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	—	—	—	282,209	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	16,883	—
U.S. Government Plus ProFund	—	406,014	—	—	—	—

*     Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the year ended July 31, 2020.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$(204,333)	$—	$—	$(157,740)	$—
Basic Materials UltraSector ProFund	—	(238,599)	—	—	46,533	—
Bear ProFund	(87,247)	(5,385,133)	—	23,678	(398,447)	—
Biotechnology UltraSector ProFund	—	34,082,488	—	—	(4,036,921)	—
Bull ProFund	661,004	3,482,868	—	(204,666)	372,895	—
Communication Services UltraSector ProFund	—	169,280	—	—	(20,726)	—
Consumer Goods UltraSector ProFund	—	(508,589)	—	—	54,693	—
Consumer Services UltraSector ProFund	—	(765,340)	—	—	2,024,382	—
Financials UltraSector ProFund	—	(973,567)	—	—	(4,577)	—
Health Care UltraSector ProFund	—	1,793,708	—	—	(227,585)	—
Industrials UltraSector ProFund	—	(669,127)	—	—	54,886	—
Internet UltraSector ProFund	—	14,611,817	—	—	7,430,029	—
Mid-Cap ProFund	(142,454)	(201,400)	—	(34,431)	11,312	—
Nasdaq-100 ProFund	4,148,413	20,365,882	—	(818,424)	1,035,141	—
Oil & Gas UltraSector ProFund	—	(3,324,995)	—	—	(317,766)	—
Oil Equipment & Services UltraSector ProFund	—	(3,051,716)	—	—	(350,518)	—
Pharmaceuticals UltraSector ProFund	—	252,284	—	—	22,605	—
Precious Metals UltraSector ProFund	—	8,579,038	—	—	3,393,228	—
Real Estate UltraSector ProFund	—	(1,626,084)	—	—	24,607	—
Semiconductor UltraSector ProFund	—	(4,228,631)	—	—	1,248,747	—
Short Nasdaq-100 ProFund	(250,385)	1,767,481	—	44,042	(705,350)	—
Short Oil & Gas ProFund	—	662,477	—	—	79,730	—
Short Precious Metals ProFund	—	(1,885,009)	—	—	(285,920)	—
Short Real Estate ProFund	—	(500,064)	—	—	(51,624)	—
Short Small-Cap ProFund	(105,991)	(1,343,079)	—	5,213	6,391	—
Small-Cap ProFund	(178,457)	(473,140)	—	(74,717)	4,799	—
Technology UltraSector ProFund	—	8,832,521	—	—	3,044,625	—
Telecommunications UltraSector ProFund	—	(70,723)	—	—	18,365	—
UltraBear ProFund	(610,496)	(7,984,611)	—	(36,689)	(383,645)	—
UltraBull ProFund	(2,631,233)	(2,971,368)	—	(483,157)	3,633,392	—
UltraChina ProFund	—	1,138,921	—	—	577,865	—
UltraDow 30 ProFund	(327,789)	(1,537,112)	—	(269,970)	386,404	—
UltraEmerging Markets ProFund	—	797,045	—	—	13,945	—

July 31, 2020 :: Notes to Financial Statements :: 317

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
UltraInternational ProFund	$—	$205,042	$—	$—	$(143,729)	$—
UltraJapan ProFund	1,274,515	(29,067)	—	(1,510,519)	(2,967)	—
UltraLatin America ProFund	—	(12,420,398)	—	—	381,398	—
UltraMid-Cap ProFund	(2,269,626)	(10,659,700)	—	(548,932)	300,848	—
UltraNasdaq-100 ProFund	15,969,961	142,230,295	—	(1,108,232)	29,057,818	—
UltraShort China ProFund	—	(755,718)	—	—	(128,652)	—
UltraShort Dow 30 ProFund	(178,058)	(3,184,596)	—	26,434	(35,464)	—
UltraShort Emerging Markets ProFund	—	(795,062)	—	—	(82,742)	—
UltraShort International ProFund	—	(1,314,506)	—	—	90,069	—
UltraShort Japan ProFund	(195,520)	23,546	—	34,702	6,586	—
UltraShort Latin America ProFund	—	147,775	—	—	(56,863)	—
UltraShort Mid-Cap ProFund	(54,538)	(1,283,445)	—	5,005	(12,056)	—
UltraShort Nasdaq-100 ProFund	(887,270)	(5,447,458)	—	40,388	(2,428,672)	—
UltraShort Small-Cap ProFund	(338,772)	(6,438,482)	—	18,395	50,997	—
UltraSmall-Cap ProFund	(930,051)	(1,953,046)	—	80,615	(117,641)	—
Utilities UltraSector ProFund	—	(3,967,292)	—	—	116,045	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(121,722)	—	—	59,194
Rising U.S. Dollar ProFund	—	—	(142,236)	—	—	(483,968)

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	(6,624,120)	—	—	355,386	—
Rising Rates Opportunity 10 ProFund	—	(429,770)	—	—	2,382	—
U.S. Government Plus ProFund	—	7,043,464	—	—	122,798	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of July 31, 2020. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(61,217)	$61,217	$—	$—
Swap Agreements — UBS AG	(37,518)	37,518	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(35,857)	35,857	—	—
Swap Agreements — UBS AG	(27,353)	27,353	—	—
Bear ProFund
Swap Agreements — Goldman Sachs International	(76,163)	76,163	—	—
Swap Agreements — UBS AG	(86,743)	86,743	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(2,233,037)	2,233,037	—	—
Swap Agreements — UBS AG	(2,267,941)	2,267,941	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	77,744	—	—	77,744
Swap Agreements — UBS AG	92,140	—	—	92,140

318 :: Notes to Financial Statements :: July 31, 2020

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	$35,749	$—	$—	$35,749
Swap Agreements — UBS AG	46,098	—	—	46,098
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	7,507	—	—	7,507
Swap Agreements — UBS AG	13,420	—	—	13,420
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	349,634	(164,977)	—	184,657
Swap Agreements — UBS AG	340,408	(51,408)	—	289,000
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	7,507	—	—	7,507
Forward Currency Contracts — UBS AG
Appreciation	33,620
(Depreciation)	(570)
Net Appreciation	33,050	—	—	33,050
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(8,052)	8,052	—	—
Swap Agreements — UBS AG	(5,062)	5,062	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(149,461)	149,461	—	—
Swap Agreements — UBS AG	(180,965)	180,965	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(2,289)	2,289	—	—
Swap Agreements — UBS AG	259	—	—	259
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	2,470,545	(1,364,276)	—	1,106,269
Swap Agreements — UBS AG	3,106,818	(1,539,379)	—	1,567,439
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(1,428)	1,428	—	—
Swap Agreements — UBS AG	(412)	412	—	—
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	311,255	—	—	311,255
Swap Agreements — UBS AG	257,292	—	—	257,292
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(246,813)	246,813	—	—
Swap Agreements — UBS AG	(176,805)	176,805	—	—
Oil Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(183,953)	183,953	—	—
Swap Agreements — UBS AG	(189,131)	189,131	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(9,303)	9,303	—	—
Swap Agreements — UBS AG	(15,070)	15,070	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	645,685	(377,513)	—	268,172
Swap Agreements — UBS AG	1,270,080	(538,388)	—	731,692
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	10,910	—	—	10,910
Swap Agreements — UBS AG	126,856	—	—	126,856
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(167,540)	80,000	100	(87,440)
Swap Agreements — Societe' Generale	(114,669)	50,000	—	(64,669)
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(1,272)	1,272	—	—
Swap Agreements — Societe' Generale	(15,611)	15,611	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	(114,146)	114,146	—	—
Forward Currency Contracts — UBS AG
Appreciation	76,859
(Depreciation)	(255,050)
Net (Depreciation)	(178,191)	178,191	—	—

July 31, 2020 :: Notes to Financial Statements :: 319

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	$63,466	$(63,466)	$—	$—
Swap Agreements — UBS AG	127,087	—	—	127,087
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(293,286)	293,286	—	—
Swap Agreements — UBS AG	(323,073)	323,073	—	—
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	17,997	—	—	17,997
Swap Agreements — UBS AG	85,779	—	—	85,779
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(97,668)	97,668	—	—
Swap Agreements — UBS AG	(12,602)	12,602	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(15,128)	15,128	—	—
Swap Agreements — UBS AG	(44,849)	44,849	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(437)	437	—	—
Swap Agreements — UBS AG	3,320	—	—	3,320
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(1,238)	1,238	—	—
Swap Agreements — UBS AG	9,570	—	—	9,570
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,344,207	(465,063)	—	879,144
Swap Agreements — UBS AG	1,227,133	(422,949)	—	804,184
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	4,729	—	—	4,729
Swap Agreements — UBS AG	4,193	—	—	4,193
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(101,496)	101,496	—	—
Swap Agreements — UBS AG	(66,816)	66,816	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	632,224	(153,543)	—	478,681
Swap Agreements — UBS AG	652,852	(123,706)	—	529,146
UltraChina ProFund
Swap Agreements — Goldman Sachs International	56,348	—	—	56,348
Swap Agreements — UBS AG	75,722	—	—	75,722
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(131,285)	131,285	—	—
Swap Agreements — UBS AG	(104,743)	104,743	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(95,813)	95,813	—	—
Swap Agreements — UBS AG	(236,918)	236,918	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(94,627)	94,627	—	—
Swap Agreements — UBS AG	(148,461)	148,461	—	—
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	(4,190)	—	—	(4,190)
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(305,246)	260,000	—	(45,246)
Swap Agreements — UBS AG	(341,782)	285,000	—	(56,782)
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(29,695)	29,695	—	—
Swap Agreements — UBS AG	(39,336)	39,336	—	—
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	7,681,320	(1,261,000)	—	6,420,320
Swap Agreements — UBS AG	9,497,222	(1,696,399)	—	7,800,823
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(5,414)	5,414	—	—
Swap Agreements — UBS AG	(4,452)	4,452	—	—

320 :: Notes to Financial Statements :: July 31, 2020

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	$31,936	$—	$—	$31,936
Swap Agreements — UBS AG	35,319	—	—	35,319
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	18,346	—	—	18,346
Swap Agreements — UBS AG	3,659	—	—	3,659
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	63,242	—	—	63,242
Swap Agreements — UBS AG	94,700	—	—	94,700
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	7,808	—	—	7,808
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	100,828	—	—	100,828
Swap Agreements — UBS AG	92,413	—	—	92,413
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(3,364)	3,364	—	—
Swap Agreements — UBS AG	(348)	348	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(792,347)	792,347	—	—
Swap Agreements — UBS AG	(1,161,604)	1,161,604	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	13,158	—	—	13,158
Swap Agreements — UBS AG	(3,892)	3,892	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	38,546	(38,546)	—	—
Swap Agreements — UBS AG	2,850	(2,850)	—	—
Swap Agreements — UBS AG	(68,453)	68,453	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	379,206	—	(379,206)	—
Swap Agreements — Societe' Generale	26,808	—	—	26,808
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(9,443)	9,443	—	—
Swap Agreements — UBS AG	3,919	—	—	3,919

*     The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**    Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

July 31, 2020 :: Notes to Financial Statements :: 321

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds' securities lending transactions as of July 31, 2020:

Fund	Value of Securities on Loan	Value of Cash Collateral Received*
Basic Materials UltraSector ProFund	$4,749	$5,526
Biotechnology UltraSector ProFund	7,204	7,600
Bull ProFund	149,591	156,692
Communication Services UltraSector ProFund	6,610	7,206
Consumer Goods UltraSector ProFund	64	72
Consumer Services UltraSector ProFund	235,072	246,823
Europe 30 ProFund	324,701	335,558
Financials UltraSector ProFund	76	85
Large-Cap Value ProFund	6,986	7,366
Mid-Cap Growth ProFund	28,983	30,716
Mid-Cap ProFund	11,398	13,219
Mid-Cap Value ProFund	33,863	38,722
Nasdaq-100 ProFund	170,949	174,438
Oil & Gas UltraSector ProFund	34,474	39,818
Oil Equipment & Services UltraSector ProFund	332,698	424,915
Pharmaceuticals UltraSector ProFund	13,667	14,860
Precious Metals UltraSector ProFund	103,032	106,000
Real Estate UltraSector ProFund	20,073	21,172
Small-Cap Growth ProFund	36,143	38,342
Small-Cap ProFund	17,280	19,172
Small-Cap Value ProFund	112,266	120,369
Technology UltraSector ProFund	3,726	3,776
UltraBull ProFund	247,786	259,615
UltraChina ProFund	330,232	344,800
UltraLatin America ProFund	398,089	419,014
UltraMid-Cap ProFund	1,049,930	1,118,366
UltraNasdaq-100 ProFund	861,120	879,416

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned

322 :: Notes to Financial Statements :: July 31, 2020

or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides the ProFunds with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications, such as those within the scope of Topic 310 on receivables, to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The ProFunds will consider this optional guidance prospectively, if applicable.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical assets
•	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Securities are generally valued at their fair value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a ProFund that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if

July 31, 2020 :: Notes to Financial Statements :: 323

applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of such a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Any such fair valuations will be conducted pursuant to Board-approved fair valuation procedures. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$5,519,950	$–	$–	$–	$5,519,950	$–
Repurchase Agreements	–	–	1,921,000	–	1,921,000	–
Swap Agreements	–	–	–	(98,735)	–	(98,735)
Total	$5,519,950	$–	$1,921,000	$(98,735)	$7,440,950	$(98,735)
Basic Materials UltraSector ProFund
Common Stocks	$2,344,934	$–	$–	$–	$2,344,934	$–
Repurchase Agreements	–	–	1,117,000	–	1,117,000	–
Collateral for Securities Loaned	5,526	–	–	–	5,526	–
Swap Agreements	–	–	–	(63,210)	–	(63,210)
Total	$2,350,460	$–	$1,117,000	$(63,210)	$3,467,460	$(63,210)
Bear ProFund
Repurchase Agreements	$–	$–	$16,780,000	$–	$16,780,000	$–
Futures Contracts	–	(22,495)	–	–	–	(22,495)
Swap Agreements	–	–	–	(162,906)	–	(162,906)
Total	$–	$(22,495)	$16,780,000	$(162,906)	$16,780,000	$(185,401)

324 :: Notes to Financial Statements :: July 31, 2020

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$143,002,113	$–	$–	$–	$143,002,113	$–
Repurchase Agreements	–	–	56,619,000	–	56,619,000	–
Collateral for Securities Loaned	7,600	–	–	–	7,600	–
Swap Agreements	–	–	–	(4,500,978)	–	(4,500,978)
Total	$143,009,713	$–	$56,619,000	$(4,500,978)	$199,628,713	$(4,500,978)
Bull ProFund
Common Stocks	$53,008,575	$–	$–	$–	$53,008,575	$–
Warrant	1,232	–	–	–	1,232	–
Repurchase Agreements	–	–	22,108,000	–	22,108,000	–
Collateral for Securities Loaned	156,692	–	–	–	156,692	–
Futures Contracts	–	195,674	–	–	–	195,674
Swap Agreements	–	–	–	169,884	–	169,884
Total	$53,166,499	$195,674	$22,108,000	$169,884	$75,274,499	$365,558
Communication Services UltraSector ProFund
Common Stocks	$4,418,861	$–	$–	$–	$4,418,861	$–
Repurchase Agreements	–	–	1,176,000	–	1,176,000	–
Collateral for Securities Loaned	7,206	–	–	–	7,206	–
Swap Agreements	–	–	–	81,847	—	81,847
Total	$4,426,067	$–	$1,176,000	$81,847	$5,602,067	$81,847
Consumer Goods UltraSector ProFund
Common Stocks	$6,073,417	$–	$–	$–	$6,073,417	$–
Repurchase Agreements	–	–	1,984,000	–	1,984,000	–
Collateral for Securities Loaned	72	–	–	–	72	–
Swap Agreements	–	–	–	20,927	—	20,927
Total	$6,073,489	$–	$1,984,000	$20,927	$8,057,489	$20,927
Consumer Services UltraSector ProFund
Common Stocks	$33,043,602	$–	$–	$–	$33,043,602	$–
Repurchase Agreements	–	–	12,705,000	–	12,705,000	–
Collateral for Securities Loaned	246,823	–	–	–	246,823	–
Swap Agreements	–	–	–	690,042	—	690,042
Total	$33,290,425	$–	$12,705,000	$690,042	$45,995,425	$690,042
Europe 30 ProFund
Common Stocks	$4,474,650	$–	$–	$–	$4,474,650	$–
Collateral for Securities Loaned	335,558	–	–	–	335,558	–
Total	$4,810,208	$–	$–	$–	$4,810,208	$–
Falling U.S. Dollar ProFund
Repurchase Agreements	$–	$–	$1,215,000	$–	$1,215,000	$–
Forward Currency Contracts	–	–	–	40,557	—	40,557
Total	$–	$–	$1,215,000	$40,557	$1,215,000	$40,557
Financials UltraSector ProFund
Common Stocks	$3,501,583	$–	$–	$–	$3,501,583	$–
Repurchase Agreements	–	–	947,000	–	947,000	–
Collateral for Securities Loaned	85	–	–	–	85	–
Swap Agreements	–	–	–	(13,114)	–	(13,114)
Total	$3,501,668	$–	$947,000	$(13,114)	$4,448,668	$(13,114)

July 31, 2020 :: Notes to Financial Statements :: 325

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Health Care UltraSector ProFund
Common Stocks	$33,423,916	$—	$—	$—	$33,423,916	$—
Repurchase Agreements	—	—	16,219,000	—	16,219,000	—
Swap Agreements	—	—	—	(330,426)	—	(330,426)
Total	$33,423,916	$—	$16,219,000	$(330,426)	$49,642,916	$(330,426)
Industrials UltraSector ProFund
Common Stocks	$3,077,394	$—	$—	$—	$3,077,394	$—
Repurchase Agreements	—	—	1,219,000	—	1,219,000	—
Swap Agreements	—	—	—	(2,030)	—	(2,030)
Total	$3,077,394	$—	$1,219,000	$(2,030)	$4,296,394	$(2,030)
Internet UltraSector ProFund
Common Stocks	$157,142,219	$—	$—	$—	$157,142,219	$—
Repurchase Agreements	—	—	53,318,000	—	53,318,000	—
Swap Agreements	—	—	—	5,577,363	—	5,577,363
Total	$157,142,219	$—	$53,318,000	$5,577,363	$210,460,219	$5,577,363
Large-Cap Growth ProFund
Common Stocks	$50,938,400	$—	$—	$—	$50,938,400	$—
Repurchase Agreements	—	—	214,000	—	214,000	—
Total	$50,938,400	$—	$214,000	$—	$51,152,400	$—
Large-Cap Value ProFund
Common Stocks	$6,163,919	$—	$—	$—	$6,163,919	$—
Warrant	358	—	—	—	358	—
Collateral for Securities Loaned	7,366	—	—	—	7,366	—
Total	$6,171,643	$—	$—	$—	$6,171,643	$—
Mid-Cap Growth ProFund
Common Stocks	$38,914,809	$—	$—	$—	$38,914,809	$—
Repurchase Agreements	—	—	83,000	—	83,000	—
Collateral for Securities Loaned	30,716	—	—	—	30,716	—
Total	$38,945,525	$—	$83,000	$—	$39,028,525	$—
Mid-Cap ProFund
Common Stocks	$3,383,469	$—	$—	$—	$3,383,469	$—
Repurchase Agreements	—	—	1,149,000	—	1,149,000	—
Collateral for Securities Loaned	13,219	—	—	—	13,219	—
Futures Contracts	—	2,217	—	—	—	2,217
Swap Agreements	—	—	—	(1,840)	—	(1,840)
Total	$3,396,688	$2,217	$1,149,000	$(1,840)	$4,545,688	$377
Mid-Cap Value ProFund
Common Stocks	$4,573,068	$—	$—	$—	$4,573,068	$—
Repurchase Agreements	—	—	9,000	—	9,000	—
Collateral for Securities Loaned	38,722	—	—	—	38,722	—
Total	$4,611,790	$—	$9,000	$—	$4,620,790	$—
Nasdaq-100 ProFund
Common Stocks	$81,509,375	$—	$—	$—	$81,509,375	$—
Repurchase Agreements	—	—	33,432,000	—	33,432,000	—
Collateral for Securities Loaned	174,438	—	—	—	174,438	—
Futures Contracts	—	258,349	—	—	—	258,349
Swap Agreements	—	—	—	568,547	—	568,547
Total	$81,683,813	$258,349	$33,432,000	$568,547	$115,115,813	$826,896

326 :: Notes to Financial Statements :: July 31, 2020

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil & Gas UltraSector ProFund
Common Stocks	$9,867,580	$—	$—	$—	$9,867,580	$—
Repurchase Agreements	—	—	2,369,000	—	2,369,000	—
Collateral for Securities Loaned	39,818	—	—	—	39,818	—
Swap Agreements	—	—	—	(423,618)	—	(423,618)
Total	$9,907,398	$—	$2,369,000	$(423,618)	$12,276,398	$(423,618)
Oil Equipment & Services UltraSector ProFund
Common Stocks	$7,687,282	$—	$—	$—	$7,687,282	$—
Repurchase Agreements	—	—	2,813,000	—	2,813,000	—
Collateral for Securities Loaned	424,915	—	—	—	424,915	—
Swap Agreements	—	—	—	(373,084)	—	(373,084)
Total	$8,112,197	$—	$2,813,000	$(373,084)	$10,925,197	$(373,084)
Pharmaceuticals UltraSector ProFund
Common Stocks	$3,206,097	$—	$—	$—	$3,206,097	$—
Repurchase Agreements	—	—	954,000	—	954,000	—
Collateral for Securities Loaned	14,860	—	—	—	14,860	—
Swap Agreements	—	—	—	(24,373)	—	(24,373)
Total	$3,220,957	$—	$954,000	$(24,373)	$4,174,957	$(24,373)
Precious Metals UltraSector ProFund
Common Stocks	$34,804,513	$—	$—	$—	$34,804,513	$—
Repurchase Agreements	—	—	8,618,000	—	8,618,000	—
Collateral for Securities Loaned	106,000	—	—	—	106,000	—
Swap Agreements	—	—	—	1,915,765	—	1,915,765
Total	$34,910,513	$—	$8,618,000	$1,915,765	$43,528,513	$1,915,765
Real Estate UltraSector ProFund
Common Stocks	$3,732,568	$—	$—	$—	$3,732,568	$—
Repurchase Agreements	—	—	1,619,000	—	1,619,000	—
Collateral for Securities Loaned	21,172	—	—	—	21,172	—
Swap Agreements	—	—	—	137,766	—	137,766
Total	$3,753,740	$—	$1,619,000	$137,766	$5,372,740	$137,766
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$6,443,000	$—	$6,443,000	$—
Swap Agreements	—	—	—	(282,209)	—	(282,209)
Total	$—	$—	$6,443,000	$(282,209)	$6,443,000	$(282,209)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$1,868,000	$—	$1,868,000	$—
Swap Agreements	—	—	—	(16,883)	—	(16,883)
Total	$—	$—	$1,868,000	$(16,883)	$1,868,000	$(16,883)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$6,980,000	$—	$6,980,000	$—
Forward Currency Contracts	—	—	—	(292,337)	—	(292,337)
Total	$—	$—	$6,980,000	$(292,337)	$6,980,000	$(292,337)
Semiconductor UltraSector ProFund
Common Stocks	$42,265,986	$—	$—	$—	$42,265,986	$—
Repurchase Agreements	—	—	11,067,000	—	11,067,000	—
Swap Agreements	—	—	—	190,553	—	190,553
Total	$42,265,986	$—	$11,067,000	$190,553	$53,332,986	$190,553

July 31, 2020 :: Notes to Financial Statements :: 327

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$34,208,000	$—	$34,208,000	$—
Futures Contracts	—	889	—	—	—	889
Swap Agreements	—	—	—	(616,359)	—	(616,359)
Total	$—	$889	$34,208,000	$(616,359)	$34,208,000	$(615,470)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,665,000	$—	$2,665,000	$—
Swap Agreements	—	—	—	103,776	—	103,776
Total	$—	$—	$2,665,000	$103,776	$2,665,000	$103,776
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$1,623,000	$—	$1,623,000	$—
Swap Agreements	—	—	—	(110,270)	—	(110,270)
Total	$—	$—	$1,623,000	$(110,270)	$1,623,000	$(110,270)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,742,000	$—	$1,742,000	$—
Swap Agreements	—	—	—	(59,977)	—	(59,977)
Total	$—	$—	$1,742,000	$(59,977)	$1,742,000	$(59,977)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,927,000	$—	$1,927,000	$—
Futures Contracts	—	(2,420)	—	—	—	(2,420)
Swap Agreements	—	—	—	2,883	—	2,883
Total	$—	$(2,420)	$1,927,000	$2,883	$1,927,000	$463
Small-Cap Growth ProFund
Common Stocks	$8,666,126	$—	$—	$—	$8,666,126	$—
Collateral for Securities Loaned	38,342	—	—	—	38,342	—
Total	$8,704,468	$—	$—	$—	$8,704,468	$—
Small-Cap ProFund
Common Stocks	$1,602,488	$—	$—	$—	$1,602,488	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	1,655,000	—	1,655,000	—
Collateral for Securities Loaned	19,172	—	—	—	19,172	—
Futures Contracts	—	3,964	—	—	—	3,964
Swap Agreements	—	—	—	8,332	—	8,332
Total	$1,621,660	$3,964	$1,655,000	$8,332	$3,276,660	$12,296
Small-Cap Value ProFund
Common Stocks	$4,540,668	$—	$—	$—	$4,540,668	$—
Repurchase Agreements	—	—	4,000	—	4,000	—
Collateral for Securities Loaned	120,369	—	—	—	120,369	—
Total	$4,661,037	$—	$4,000	$—	$4,665,037	$—
Technology UltraSector ProFund
Common Stocks	$66,365,439	$—	$—	$—	$66,365,439	$—
Repurchase Agreements	—	—	23,774,000	—	23,774,000	—
Collateral for Securities Loaned	3,776	—	—	—	3,776	—
Swap Agreements	—	—	—	2,571,340	—	2,571,340
Total	$66,369,215	$—	$23,774,000	$2,571,340	$90,143,215	$2,571,340
Telecommunications UltraSector ProFund
Common Stocks	$652,454	$—	$—	$—	$652,454	$—
Repurchase Agreements	—	—	313,000	—	313,000	—
Swap Agreements	—	—	—	8,922	—	8,922
Total	$652,454	$—	$313,000	$8,922	$965,454	$8,922

328 :: Notes to Financial Statements :: July 31, 2020

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraBear ProFund
Repurchase Agreements	$—	$—	$9,352,000	$—	$9,352,000	$—
Futures Contracts	—	(40,493)	—	—	—	(40,493)
Swap Agreements	—	—	—	(168,312)	—	(168,312)
Total	$—	$(40,493)	$9,352,000	$(168,312)	$9,352,000	$(208,805)
UltraBull ProFund
Common Stocks	$54,301,212	$—	$—	$—	$54,301,212	$—
Warrant	1,260	—	—	—	1,260	—
Repurchase Agreements	—	—	42,380,000	—	42,380,000	—
Collateral for Securities Loaned	259,615	—	—	—	259,615	—
Futures Contracts	—	266,313	—	—	—	266,313
Swap Agreements	—	—	—	1,285,076	—	1,285,076
Total	$54,562,087	$266,313	$42,380,000	$1,285,076	$96,942,087	$1,551,389
UltraChina ProFund
Common Stocks	$15,366,243	$—	$—	$—	$15,366,243	$—
Repurchase Agreements	—	—	1,988,000	—	1,988,000	—
Collateral for Securities Loaned	344,800	—	—	—	344,800	—
Swap Agreements	—	—	—	132,070	—	132,070
Total	$15,711,043	$—	$1,988,000	$132,070	$17,699,043	$132,070
UltraDow 30 ProFund
Common Stocks	$15,966,865	$—	$—	$—	$15,966,865	$—
Repurchase Agreements	—	—	11,013,000	—	11,013,000	—
Futures Contracts	—	(155)	—	—	—	(155)
Swap Agreements	—	—	—	(236,028)	—	(236,028)
Total	$15,966,865	$(155)	$11,013,000	$(236,028)	$26,979,865	$(236,183)
UltraEmerging Markets ProFund
Common Stocks	$12,206,892	$—	$—	$—	$12,206,892	$—
Preferred Stock	174,123	—	—	—	174,123	—
Repurchase Agreements	—	—	1,744,000	—	1,744,000	—
Swap Agreements	—	—	—	(332,731)	—	(332,731)
Total	$12,381,015	$—	$1,744,000	$(332,731)	$14,125,015	$(332,731)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$4,294,000	$—	$4,294,000	$—
Swap Agreements	—	—	—	(243,088)	—	(243,088)
Total	$—	$—	$4,294,000	$(243,088)	$4,294,000	$(243,088)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$9,411,000	$—	$9,411,000	$—
Futures Contracts	—	(1,140,743)	—	—	—	(1,140,743)
Swap Agreement	—	—	—	(4,190)	—	(4,190)
Total	$—	$(1,140,743)	$9,411,000	$(4,190)	$9,411,000	$(1,144,933)
UltraLatin America ProFund
Common Stocks	$12,533,517	$—	$—	$—	$12,533,517	$—
Preferred Stock	1,023,276	—	—	—	1,023,276	—
Repurchase Agreements	—	—	3,131,000	—	3,131,000	—
Collateral for Securities Loaned	419,014	—	—	—	419,014	—
Swap Agreements	—	—	—	(647,028)	—	(647,028)
Total	$13,975,807	$—	$3,131,000	$(647,028)	$17,106,807	$(647,028)
UltraMid-Cap ProFund
Common Stocks	$18,353,445	$—	$—	$—	$18,353,445	$—
Repurchase Agreements	—	—	13,253,000	—	13,253,000	—
Collateral for Securities Loaned	1,118,366	—	—	—	1,118,366	—
Futures Contracts	—	122,948	—	—	—	122,948
Swap Agreements	—	—	—	(69,031)	—	(69,031)
Total	$19,471,811	$122,948	$13,253,000	$(69,031)	$32,724,811	$53,917

July 31, 2020 :: Notes to Financial Statements :: 329

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraNasdaq-100 ProFund
Common Stocks	$388,551,556	$—	$—	$—	$388,551,556	$—
Repurchase Agreements	—	—	233,803,000	—	233,803,000	—
Collateral for Securities Loaned	879,416	—	—	—	879,416	—
Futures Contracts	—	1,935,379	—	—	—	1,935,379
Swap Agreements	—	—	—	17,178,542	—	17,178,542
Total	$389,430,972	$1,935,379	$233,803,000	$17,178,542	$623,233,972	$19,113,921
UltraShort China ProFund
Repurchase Agreements	$—	$—	$643,000	$—	$643,000	$—
Swap Agreements	—	—	—	(9,866)	—	(9,866)
Total	$—	$—	$643,000	$(9,866)	$643,000	$(9,866)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$5,802,000	$—	$5,802,000	$—
Futures Contracts	—	20,305	—	—	—	20,305
Swap Agreements	—	—	—	67,255	—	67,255
Total	$—	$20,305	$5,802,000	$67,255	$5,802,000	$87,560
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$987,000	$—	$987,000	$—
Swap Agreements	—	—	—	22,005	—	22,005
Total	$—	$—	$987,000	$22,005	$987,000	$22,005
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,324,000	$—	$2,324,000	$—
Swap Agreements	—	—	—	157,942	—	157,942
Total	$—	$—	$2,324,000	$157,942	$2,324,000	$157,942
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$732,000	$—	$732,000	$—
Futures Contracts	—	56,450	—	—	—	56,450
Swap Agreement	—	—	—	7,808	—	7,808
Total	$—	$56,450	$732,000	$7,808	$732,000	$64,258
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$2,955,000	$—	$2,955,000	$—
Swap Agreements	—	—	—	193,241	—	193,241
Total	$—	$—	$2,955,000	$193,241	$2,955,000	$193,241
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,691,000	$—	$2,691,000	$—
Futures Contracts	—	(1,112)	—	—	—	(1,112)
Swap Agreements	—	—	—	(3,712)	—	(3,712)
Total	$—	$(1,112)	$2,691,000	$(3,712)	$2,691,000	$(4,824)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$52,416,000	$—	$52,416,000	$—
Futures Contracts	—	5,337	—	—	—	5,337
Swap Agreements	—	—	—	(1,953,951)	—	(1,953,951)
Total	$—	$5,337	$52,416,000	$(1,953,951)	$52,416,000	$(1,948,614)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$7,732,000	$—	$7,732,000	$—
Futures Contracts	—	(7,049)	—	—	—	(7,049)
Swap Agreements	—	—	—	9,266	—	9,266
Total	$—	$(7,049)	$7,732,000	$9,266	$7,732,000	$2,217

330 :: Notes to Financial Statements :: July 31, 2020

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraSmall-Cap ProFund
Common Stocks	$19,533,306	$—	$—	$—	$19,533,306	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	12,831,000	—	12,831,000	—
Futures Contracts	—	113,429	—	—	—	113,429
Swap Agreements	—	—	—	(27,057)	—	(27,057)
Total	$19,533,306	$113,429	$12,831,000	$(27,057)	$32,364,306	$86,372
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$15,810,369	$—	$15,810,369	$—
Repurchase Agreements	—	—	8,472,000	—	8,472,000	—
Swap Agreements	—	—	—	406,014	—	406,014
Total	$—	$—	$24,282,369	$406,014	$24,282,369	$406,014
Utilities UltraSector ProFund
Common Stocks	$6,372,800	$—	$—	$—	$6,372,800	$—
Repurchase Agreements	—	—	2,480,000	—	2,480,000	—
Swap Agreements	—	—	—	(5,524)	—	(5,524)
Total	$6,372,800	$—	$2,480,000	$(5,524)	$8,852,800	$(5,524)

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust, another investment company advised by the Advisor, be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2020, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

July 31, 2020 :: Notes to Financial Statements :: 331

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the year ended July 31, 2020, actual Trustee compensation was $702,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period December 1, 2018 through November 30, 2019		For the Period December 1, 2019 through November 30, 2020
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment & Services UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%

332 :: Notes to Financial Statements :: July 31, 2020

	For the Period December 1, 2018 through November 30, 2019		For the Period December 1, 2019 through November 30, 2020
	Investor Class	Service Class	Investor Class	Service Class
UltraEmerging Markets ProFund	1.95%	2.95%	1.78%	2.78%
UltraInternational ProFund	1.95%	2.95%	1.78%	2.78%
UltraJapan ProFund	1.95%	2.95%	1.78%	2.78%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of July 31, 2020, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/20	Expires 11/30/21	Expires 11/30/22	Expires 11/30/23	Total
Basic Materials UltraSector ProFund	$—	$—	$10,140	$17,524	$27,664
Communication Services UltraSector ProFund	3,131	12,234	—	1,361	16,726
Consumer Goods UltraSector ProFund	—	—	17,697	11,118	28,815
Europe 30 ProFund	—	21,134	21,547	12,552	55,233
Falling U.S. Dollar ProFund	67,267	37,906	58,781	4,979	168,933
Financials UltraSector ProFund	—	—	—	4,172	4,172
Industrials UltraSector ProFund	—	—	1,419	18,878	20,297
Mid-Cap Value ProFund	4,060	2,811	3,030	13,034	22,935
Oil Equipment & Services UltraSector ProFund	—	—	1,279	14,793	16,072
Pharmaceuticals UltraSector ProFund	—	—	15,038	12,925	27,963
Real Estate UltraSector ProFund	—	—	—	1,584	1,584
Rising Rates Opportunity 10 ProFund	—	—	11,583	15,809	27,392
Rising Rates Opportunity ProFund	—	—	—	780	780
Rising U.S. Dollar ProFund	—	—	27,305	8,101	35,406
Short Nasdaq-100 ProFund	33,906	20,518	23,679	11,112	89,215
Short Oil & Gas ProFund	24,991	21,626	34,181	14,210	95,008
Short Precious Metals ProFund	8,141	26,832	27,268	22,352	84,593
Short Real Estate ProFund	36,563	20,084	25,295	21,813	103,755
Short Small-Cap ProFund	20,557	28,002	27,437	29,068	105,064
Small-Cap ProFund	—	—	—	16,996	16,996
Telecommunications UltraSector ProFund	33,788	16,381	24,863	30,551	105,583
UltraBear ProFund	—	13,813	3,557	22,639	40,009
UltraEmerging Markets ProFund	—	—	—	9,774	9,774
UltraInternational ProFund	—	—	12,789	23,117	35,906
UltraJapan ProFund	—	—	—	10,914	10,914
UltraShort China ProFund	30,039	10,413	26,295	23,432	90,179
UltraShort Dow 30 ProFund	17,495	16,346	24,097	14,854	72,792
UltraShort Emerging Markets ProFund	32,563	12,691	29,588	17,243	92,085
UltraShort International ProFund	15,375	10,764	35,034	19,307	80,480
UltraShort Japan ProFund	41,015	33,225	39,480	19,351	133,071
UltraShort Latin America ProFund	—	31,376	27,687	14,134	73,197
UltraShort Mid-Cap ProFund	21,994	24,407	23,943	18,101	88,445
UltraShort Small-Cap ProFund	—	61,787	50,543	23,273	135,603

July 31, 2020 :: Notes to Financial Statements :: 333

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2020 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$33,750,651	$34,893,152
Basic Materials UltraSector ProFund	1,743,947	2,819,979
Biotechnology UltraSector ProFund	66,988,717	79,585,653
Bull ProFund	48,172,374	39,843,212
Communication Services UltraSector ProFund	4,337,516	7,943,910
Consumer Goods UltraSector ProFund	9,839,147	7,287,737
Consumer Services UltraSector ProFund	29,632,175	68,359,605
Europe 30 ProFund	49,601,988	48,746,760
Financials UltraSector ProFund	33,671,081	61,190,943
Health Care UltraSector ProFund	57,208,385	37,390,476
Industrials UltraSector ProFund	3,460,686	7,861,839
Internet UltraSector ProFund	76,323,508	110,214,939
Large-Cap Growth ProFund	143,448,316	132,257,640
Large-Cap Value ProFund	75,150,258	78,620,841
Mid-Cap Growth ProFund	69,793,079	52,904,542
Mid-Cap ProFund	12,152,962	13,099,421
Mid-Cap Value ProFund	16,860,468	17,861,328
Nasdaq-100 ProFund	30,269,532	22,714,377
Oil & Gas UltraSector ProFund	7,145,609	3,567,094
Oil Equipment & Services UltraSector ProFund	24,215,932	18,642,285
Pharmaceuticals UltraSector ProFund	4,477,224	5,150,419
Precious Metals UltraSector ProFund	40,035,193	39,942,986
Real Estate UltraSector ProFund	31,564,931	47,576,049
Semiconductor UltraSector ProFund	119,873,885	126,654,319
Small-Cap Growth ProFund	46,810,698	50,197,971
Small-Cap ProFund	2,422,285	4,907,584
Small-Cap Value ProFund	42,196,600	41,080,274
Technology UltraSector ProFund	83,615,813	92,704,137
Telecommunications UltraSector ProFund	1,170,279	1,635,861
UltraBull ProFund	112,859,924	173,140,801
UltraChina ProFund	47,052,481	52,807,630
UltraDow 30 ProFund	1,200,969	8,742,565
UltraEmerging Markets ProFund	23,593,515	23,144,393
UltraLatin America ProFund	45,024,607	50,155,647
UltraMid-Cap ProFund	22,512,658	46,953,253
UltraNasdaq-100 ProFund	67,634,362	78,875,424
UltraSmall-Cap ProFund	32,814,429	39,447,383
Utilities UltraSector ProFund	101,285,770	116,565,357

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2020 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$53,967,016	$53,874,106

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of

334 :: Notes to Financial Statements :: July 31, 2020

the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

Compounding Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund calculates its net asset value ("NAV") to the time of the ProFund's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

July 31, 2020 :: Notes to Financial Statements :: 335

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFunds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFunds' Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFunds' investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFunds to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a ProFund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the

336 :: Notes to Financial Statements :: July 31, 2020

spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the ProFunds to become outdated quickly or inaccurate, resulting in significant losses.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2019				Year Ended 2018
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$43,064	$—	$—	$43,064	$—	$—	$—	$—
Bull ProFund	1,081,038	76,752	—	1,157,790	86,910	292,455	—	379,365
Europe 30 ProFund	39,836	—	—	39,836	274,422	—	—	274,422
UltraBull ProFund	651,715	—	—	651,715	630,551	139,612	—	770,163
UltraJapan ProFund	—	—	—	—	—	428,375	—	428,375
UltraNasdaq-100 ProFund	32,830,742	—	—	32,830,742	22,095,505	1,274,905	—	23,370,410
UltraShort Nasdaq-100 ProFund	48,964	—	—	48,964	—	—	—	—

July 31, 2020 :: Notes to Financial Statements :: 337

	Year Ended 2019				Year Ended 2018
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
October 31
Banks UltraSector ProFund	$119,956	$—	$—	$119,956	$—	$—	$—	$—
Biotechnology UltraSector ProFund	—	10,305,610	—	10,305,610	10,793,733	9,367,473	—	20,161,206
Consumer Goods UltraSector ProFund	66,178	—	—	66,178	64,925	117,269	—	182,194
Consumer Services UltraSector ProFund	1,852,834	210,263	—	2,063,097	981,389	878	—	982,267
Health Care UltraSector ProFund	14,197	—	—	14,197	1,865,832	587,296	—	2,453,128
Industrials UltraSector ProFund	—	—	—	—	1,305,511	18,686	—	1,324,197
Internet UltraSector ProFund	—	—	—	—	13,316,363	1,921,311	—	15,237,674
Large-Cap Growth ProFund	394,294	61,365	—	455,659	323,858	25,039	—	348,897
Large-Cap Value ProFund	175,168	10,206	—	185,374	143,138	15,927	—	159,065
Mid-Cap ProFund	108,018	368,562	—	476,580	3,828,645	183,129	—	4,011,774
Mid-Cap Value ProFund	55,224	102,228	—	157,452	446,147	470,659	—	916,806
Nasdaq-100 ProFund	—	—	—	—	652,502	—	—	652,502
Oil & Gas UltraSector ProFund	268,584	—	—	268,584	211,425	—	—	211,425
Oil Equipment & Services UltraSector ProFund	107,482	—	—	107,482	249,568	—	—	249,568
Pharmaceuticals UltraSector ProFund	10,251	223,297	751	234,299	232,114	251,075	—	483,189
Real Estate UltraSector ProFund	727,007	—	—	727,007	30,258	—	—	30,258
Rising U.S. Dollar ProFund	4,667	99,020	—	103,687	—	—	—	—
Semiconductor UltraSector ProFund	3,476,900	9,999,137	—	13,476,037	25,581,991	38,225	—	25,620,216
Small-Cap Growth ProFund	329,395	638,299	—	967,694	—	—	—	—
Small-Cap Value ProFund	182,542	199,434	—	381,976	—	—	—	—
Technology UltraSector ProFund	60,390	—	—	60,390	2,760,024	127,584	—	2,887,608
Telecommunications UltraSector ProFund	37,414	—	—	37,414	157,415	—	—	157,415
UltraChina ProFund	—	—	—	—	348,918	—	—	348,918
UltraDow 30 ProFund	250,371	—	—	250,371	1,336,450	228,620	—	1,565,070
UltraEmerging Markets ProFund	73,918	—	—	73,918	66,295	—	—	66,295
UltraLatin America ProFund	455,847	—	—	455,847	70,434	—	—	70,434
UltraMid-Cap ProFund	64,061	—	—	64,061	5,954,301	1,374,407	—	7,328,708
UltraSmall-Cap ProFund	37,378	—	—	37,378	673,876	76,680	—	750,556
U.S. Government Plus ProFund	287,057	—	—	287,057	66,420	—	—	66,420
Utilities UltraSector ProFund	270,878	—	—	270,878	219,635	—	—	219,635

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$8,361	$—	$—	$(60,157,562)	$45,341	$(60,103,860)
Bull ProFund	1,754,543	—	—	(15,606)	27,606,732	29,345,669
Europe 30 ProFund	104,574	—	—	(4,069,998)	434,051	(3,531,373)
UltraBear ProFund	37,071	—	—	(85,601,846)	41,110	(85,523,665)
UltraBull ProFund	9,602,429	4,135,537	—	—	36,677,814	50,415,780
UltraJapan ProFund	—	—	—	(118,372)	(1,961)	(120,333)
UltraNasdaq-100 ProFund	33,033,677	8,972,312	—	—	210,462,881	252,468,870
UltraShort Nasdaq-100 ProFund	6,099	—	—	(59,029,142)	117,848	(58,905,195)
October 31
Banks UltraSector ProFund	104,482	—	—	—	4,261,585	4,366,067
Basic Materials UltraSector ProFund	—	—	—	(1,168,535)	1,145,399	(23,136)
Biotechnology UltraSector ProFund	—	6,477,014	—	—	66,779,215	73,256,229
Communication Services UltraSector ProFund	181,872	—	—	—	153,940	335,812

338 :: Notes to Financial Statements :: July 31, 2020

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Consumer Goods UltraSector ProFund	$80,977	$61,866	$—	$—	$1,538,956	$1,681,799
Consumer Services UltraSector ProFund	—	—	—	(105,300)	20,287,715	20,182,415
Falling U.S. Dollar ProFund	—	—	—	(2,466,400)	—	(2,466,400)
Financials UltraSector ProFund	146,970	—	—	—	1,159,477	1,306,447
Health Care UltraSector ProFund	12,104	—	—	(6,284,025)	7,284,526	1,012,605
Industrials UltraSector ProFund	—	—	—	(2,286,523)	2,797,014	510,491
Internet UltraSector ProFund	176,336	28,278	—	(1,473,878)	56,024,535	54,755,271
Large-Cap Growth ProFund	341,000	492,743	—	—	9,734,636	10,568,379
Large-Cap Value ProFund	—	—	—	—	1,679,424	1,679,424
Mid-Cap Growth ProFund	—	—	—	(685,567)	1,468,251	782,684
Mid-Cap ProFund	—	352,481	—	—	1,771,689	2,124,170
Mid-Cap Value ProFund	6,147	—	—	(901,826)	663,979	(231,700)
Nasdaq-100 ProFund	498,351	387,755	—	—	35,787,208	36,673,314
Oil & Gas UltraSector ProFund	84,928	—	—	(11,004,978)	3,685,409	(7,234,641)
Oil Equipment & Services UltraSector ProFund	—	—	—	(12,671,197)	(3,243,105)	(15,914,302)
Pharmaceuticals UltraSector ProFund	—	—	—	(605,161)	599,319	(5,842)
Precious Metals UltraSector ProFund	—	—	—	(61,798,061)	5,377,262	(56,420,799)
Real Estate UltraSector ProFund	61,078	80,388	—	—	4,477,549	4,619,015
Rising Rates Opportunity ProFund	188,441	—	—	(46,880,479)	(160,660)	(46,852,698)
Rising Rates Opportunity 10 ProFund	17,678	—	—	(3,832,610)	(26,643)	(3,841,575)
Rising U.S. Dollar ProFund	23,144	—	—	—	—	23,144
Semiconductor UltraSector ProFund	—	—	—	—	17,741,357	17,741,357
Short Nasdaq-100 ProFund	11,298	—	—	(18,741,577)	12,994	(18,717,285)
Short Oil & Gas ProFund	4,714	—	—	(1,570,763)	45,549	(1,520,500)
Short Precious Metals ProFund	18,058	—	—	(9,602,715)	(224,085)	(9,808,742)
Short Real Estate ProFund	—	—	—	(4,012,029)	7,916	(4,004,113)
Short Small-Cap ProFund	7,330	—	—	(12,065,363)	5,326	(12,052,707)
Small-Cap ProFund	—	—	—	(856,654)	724,147	(132,507)
Small-Cap Growth ProFund	—	—	—	(3,024,321)	1,827,682	(1,196,639)
Small-Cap Value ProFund	—	—	—	(646,295)	580,638	(65,657)
Technology UltraSector ProFund	—	—	—	(12,296,562)	16,843,856	4,547,294
Telecommunications UltraSector ProFund	20,443	—	—	(5,725,837)	140,681	(5,564,713)
UltraChina ProFund	18,539	—	—	(10,099,928)	544,793	(9,536,596)
UltraDow 30 ProFund	617,373	—	—	—	13,179,007	13,796,380
UltraEmerging Markets ProFund	—	—	—	(9,186,527)	1,792,938	(7,393,589)
UltraInternational ProFund	—	—	—	(754,565)	19,790	(734,775)
UltraLatin America ProFund	315,986	—	—	(17,330,405)	22,239	(16,992,180)
UltraMid-Cap ProFund	899,431	679,608	—	—	11,410,689	12,989,728
UltraShort China ProFund	14,251	—	—	(5,629,210)	75,788	(5,539,171)
UltraShort Dow 30 ProFund	13,291	—	—	(17,508,222)	13,128	(17,481,803)
UltraShort Emerging Markets ProFund	7,510	—	—	(11,454,204)	40,363	(11,406,331)
UltraShort International ProFund	15,691	—	—	(14,671,367)	(4,635)	(14,660,311)
UltraShort Japan ProFund	—	—	—	(10,447,017)	1,438	(10,445,579)
UltraShort Latin America ProFund	12,538	—	—	(14,159,837)	167,400	(13,979,899)
UltraShort Mid-Cap ProFund	7,614	—	—	(7,897,212)	23,894	(7,865,704)
UltraShort Small-Cap ProFund	17,184	—	—	(41,308,727)	50,589	(41,240,954)
UltraSmall-Cap ProFund	—	—	—	—	3,992,948	3,992,948
U.S. Government Plus ProFund	—	—	(7,043)	—	113,283	106,240
Utilities UltraSector ProFund	124,025	—	—	(155,618)	5,373,049	5,341,456

July 31, 2020 :: Notes to Financial Statements :: 339

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2019 and December 31, 2019, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2020 and December 31, 2020:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Bull ProFund	$15,606

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Consumer Services UltraSector ProFund	$105,300
Industrials UltraSector ProFund	17,212
Internet UltraSector ProFund	1,473,878
Mid-Cap Growth ProFund	70,561
Pharmaceuticals UltraSector ProFund	9,160
Precious Metals UltraSector ProFund	63,852
Small-Cap ProFund	20,850
Small-Cap Growth ProFund	103,047
Small-Cap Value ProFund	24,423
Technology UltraSector ProFund	49,588

As of the end of their respective tax years ended October 31, 2019 and December 31, 2019, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below.

Fund	No Expiration Date
Basic Materials UltraSector ProFund	$1,168,535
Bear ProFund	60,157,562
Europe 30 ProFund	4,069,998
Falling U.S. Dollar ProFund	2,466,400
Health Care UltraSector ProFund	6,284,025
Industrials UltraSector ProFund	2,269,311
Mid-Cap Growth ProFund	615,006
Mid-Cap Value ProFund	901,826
Oil & Gas UltraSector ProFund	11,004,978
Oil Equipment & Services UltraSector ProFund	12,671,197
Pharmaceuticals UltraSector ProFund	596,001
Precious Metals UltraSector ProFund	61,734,209
Rising Rates Opportunity ProFund	46,880,479
Rising Rates Opportunity 10 ProFund	3,832,610
Short Nasdaq-100 ProFund	18,741,577
Short Oil & Gas ProFund	1,570,763
Short Precious Metals ProFund	9,602,715
Short Real Estate ProFund	4,012,029
Short Small-Cap ProFund	12,065,363
Small-Cap ProFund	835,804
Small-Cap Growth ProFund	2,921,274
Small-Cap Value ProFund	621,872
Technology UltraSector ProFund	12,246,974
Telecommunications UltraSector ProFund	5,725,837
UltraBear ProFund	85,601,846
UltraChina ProFund	10,099,928
UltraEmerging Markets ProFund	9,186,527
UltraInternational ProFund	754,565
UltraJapan ProFund	118,372
UltraLatin America ProFund	17,330,405
UltraShort China ProFund	5,629,210
UltraShort Dow 30 ProFund	17,508,222
UltraShort Emerging Markets ProFund	11,454,204

340 :: Notes to Financial Statements :: July 31, 2020

Fund	No Expiration Date
UltraShort International ProFund	$14,671,367
UltraShort Japan ProFund	10,447,017
UltraShort Latin America ProFund	14,159,837
UltraShort Mid-Cap ProFund	7,897,212
UltraShort Nasdaq-100 ProFund	59,029,142
UltraShort Small-Cap ProFund	41,308,727
Utilities UltraSector ProFund	155,618

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2019 and December 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$14,568,000	$45,341	$—	$45,341
Bull ProFund	40,396,262	30,485,421	(2,878,689)	27,606,732
Europe 30 ProFund	4,868,201	1,238,559	(804,508)	434,051
UltraBear ProFund	8,429,000	41,110	—	41,110
UltraBull ProFund	120,258,801	46,869,186	(10,191,372)	36,677,814
UltraJapan ProFund	15,276,000	—	(1,961)	(1,961)
UltraNasdaq-100 ProFund	380,031,104	236,778,636	(26,315,755)	210,462,881
UltraShort Nasdaq-100 ProFund	14,149,000	117,848	—	117,848

October 31
Banks UltraSector ProFund	32,475,896	6,702,552	(2,440,967)	4,261,585
Basic Materials UltraSector ProFund	3,024,772	1,881,407	(736,008)	1,145,399
Biotechnology UltraSector ProFund	92,206,558	72,447,299	(5,668,084)	66,779,215
Communication Services UltraSector ProFund	7,733,441	384,606	(230,666)	153,940
Consumer Goods UltraSector ProFund	5,450,697	1,736,353	(197,397)	1,538,956
Consumer Services UltraSector ProFund	28,816,542	21,334,500	(1,046,785)	20,287,715
Falling U.S. Dollar ProFund	1,090,000	—	—	—
Financials UltraSector ProFund	34,446,691	3,959,134	(2,799,657)	1,159,477
Health Care UltraSector ProFund	9,535,411	7,853,912	(569,386)	7,284,526
Industrials UltraSector ProFund	6,786,466	3,206,357	(409,343)	2,797,014
Internet UltraSector ProFund	113,543,185	65,577,855	(9,553,320)	56,024,535
Large-Cap Growth ProFund	9,943,862	10,368,521	(633,885)	9,734,636
Large-Cap Value ProFund	25,378,234	2,650,765	(971,341)	1,679,424
Mid-Cap Growth ProFund	6,467,018	2,189,400	(721,149)	1,468,251
Mid-Cap ProFund	5,024,582	2,154,376	(382,687)	1,771,689
Mid-Cap Value ProFund	5,326,112	1,511,910	(847,931)	663,979
Nasdaq-100 ProFund	55,443,480	37,242,201	(1,454,993)	35,787,208
Oil & Gas UltraSector ProFund	8,587,442	5,019,815	(1,334,406)	3,685,409
Oil Equipment & Services UltraSector ProFund	9,195,357	226,258	(3,469,363)	(3,243,105)
Pharmaceuticals UltraSector ProFund	3,269,812	1,088,201	(488,882)	599,319
Precious Metals UltraSector ProFund	34,168,301	12,180,747	(6,803,485)	5,377,262
Real Estate UltraSector ProFund	45,545,724	5,780,046	(1,302,497)	4,477,549
Rising Rates Opportunity ProFund	11,118,000	—	(160,660)	(160,660)
Rising Rates Opportunity 10 ProFund	3,444,000	—	(26,643)	(26,643)
Rising U.S. Dollar ProFund	9,308,000	—	—	—
Semiconductor UltraSector ProFund	55,413,691	19,258,744	(1,517,387)	17,741,357
Short Nasdaq-100 ProFund	4,335,000	12,994	—	12,994
Short Oil & Gas ProFund	1,922,000	45,549	—	45,549
Short Precious Metals ProFund	4,303,000	—	(224,085)	(224,085)
Short Real Estate ProFund	800,000	7,916	—	7,916
Short Small-Cap ProFund	1,217,000	5,326	—	5,326
Small-Cap ProFund	3,367,651	916,459	(192,312)	724,147
Small-Cap Growth ProFund	10,858,077	3,308,574	(1,480,892)	1,827,682
Small-Cap Value ProFund	6,140,233	1,607,355	(1,026,717)	580,638
Technology UltraSector ProFund	28,862,961	18,288,692	(1,444,836)	16,843,856

July 31, 2020 :: Notes to Financial Statements :: 341

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Telecommunications UltraSector ProFund	$1,148,499	$278,422	$(137,741)	$140,681
UltraChina ProFund	22,455,820	4,974,331	(4,429,538)	544,793
UltraDow 30 ProFund	18,676,706	14,102,607	(923,600)	13,179,007
UltraEmerging Markets ProFund	13,154,640	4,434,599	(2,641,661)	1,792,938
UltraInternational ProFund	8,753,000	19,790	—	19,790
UltraLatin America ProFund	32,490,228	8,946,482	(8,924,243)	22,239
UltraMid-Cap ProFund	62,806,917	17,478,788	(6,068,099)	11,410,689
UltraShort China ProFund	2,286,000	75,788	—	75,788
UltraShort Dow 30 ProFund	4,239,000	13,128	—	13,128
UltraShort Emerging Markets ProFund	2,180,000	40,363	—	40,363
UltraShort International ProFund	2,154,000	—	(4,635)	(4,635)
UltraShort Japan ProFund	1,556,000	1,438	—	1,438
UltraShort Latin America ProFund	4,382,000	167,400	—	167,400
UltraShort Mid-Cap ProFund	1,709,000	23,894	—	23,894
UltraShort Small-Cap ProFund	4,692,000	50,589	—	50,589
UltraSmall-Cap ProFund	39,156,841	5,596,914	(1,603,966)	3,992,948
U.S. Government Plus ProFund	39,710,543	611,437	(498,154)	113,283
Utilities UltraSector ProFund	141,890,124	7,019,315	(1,646,266)	5,373,049

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of July 31, 2020, Rising U.S. Dollar ProFund is owed $691,951 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and Access One Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $21,353, and is included in "Receivable for closed forward currency contracts" on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $670,598 and is included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2020.

9. Share Splits and Reverse Share Splits

Effective November 18, 2019, the Bull ProFund, the Consumer Services UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Oil Equipment & Services UltraSector ProFund underwent a 1-for-8 reverse share split, and the Short Nasdaq-100 ProFund underwent a 1-for-4 reverse share split.

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort Nasdaq-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the Nasdaq-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective

342 :: Notes to Financial Statements :: July 31, 2020

split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds financial statements.

Report of Independent Registered Public Accounting Firm :: 343

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Bear ProFund, Biotechnology UltraSector ProFund, Bull ProFund, Communication Services Ultrasector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Europe 30 ProFund, Falling U.S. Dollar ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Nasdaq-100 ProFund, Oil & Gas UltraSector ProFund, Oil Equipment & Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund, Semiconductor UltraSector ProFund, Short Nasdaq-100 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, Short Small-Cap ProFund, Small-Cap ProFund, Small-Cap Growth ProFund, Small-Cap Value ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, U.S. Government Plus ProFund, UltraBear ProFund, UltraBull ProFund, UltraChina ProFund, UltraDow 30 ProFund, UltraEmerging Markets ProFund, UltraInternational ProFund, UltraJapan ProFund, UltraLatin America ProFund, UltraMid-Cap ProFund, UltraNasdaq-100 ProFund, UltraShort China ProFund, UltraShort Dow 30 ProFund, UltraShort Emerging Markets ProFund, UltraShort International ProFund, UltraShort Japan ProFund, UltraShort Latin America ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund, UltraShort Small-Cap ProFund, UltraSmall-Cap ProFund, and Utilities UltraSector ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 24, 2020

344 :: Board Approval of Liquidity Risk Management Program :: July 31, 2020 (unaudited)

Liquidity Risk Management Program

ProFunds (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProFund Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On March 12, 2020, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from June 1, 2019 through December 31, 2019, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

Trustees and Executive Officers (unaudited) :: 345

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees

William D. Fertig c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (112)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (122)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye, Esq. 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/20

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2019 $685,000

2020 $698,500

The fees relate to the audit of the registrant’s annual financial statements and the review of the annual post-effective registration statements paid to KPMG LLP.

(b)	Audit-Related Fees:

2019 $0

2020 $0

(c)	Tax Fees:

2019 $294,000

2020 $294,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)	All Other Fees:

2019 $0

2020 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2019 $294,000
2020 $294,000

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (68.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,127	$169,580
A.O. Smith Corp.(a) (Building Products)	265	12,757
Abbott Laboratories (Health Care Equipment & Supplies)	3,467	348,919
AbbVie, Inc. (Biotechnology)	3,454	327,818
ABIOMED, Inc.* (Health Care Equipment & Supplies)	88	26,395
Accenture PLC - Class A (IT Services)	1,249	280,750
Activision Blizzard, Inc. (Entertainment)	1,510	124,771
Adobe, Inc.* (Software)	944	419,437
Advance Auto Parts, Inc. (Specialty Retail)	135	20,269
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,296	177,779
Aflac, Inc. (Insurance)	1,406	50,011
Agilent Technologies, Inc. (Life Sciences Tools & Services)	605	58,280
Air Products & Chemicals, Inc. (Chemicals)	433	124,111
Akamai Technologies, Inc.* (IT Services)	318	35,756
Alaska Air Group, Inc. (Airlines)	240	8,266
Albemarle Corp. (Chemicals)	208	17,152
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	247	43,855
Alexion Pharmaceuticals, Inc.* (Biotechnology)	433	44,378
Align Technology, Inc.* (Health Care Equipment & Supplies)	140	41,135
Allegion PLC (Building Products)	181	18,002
Alliant Energy Corp. (Electric Utilities)	489	26,333
Alphabet, Inc.* - Class A (Interactive Media & Services)	588	874,915
Alphabet, Inc.* - Class C (Interactive Media & Services)	573	849,736
Altria Group, Inc. (Tobacco)	3,642	149,868
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	821	2,598,201
Amcor PLC (Containers & Packaging)	3,086	31,786
Ameren Corp. (Multi-Utilities)	484	38,836
American Airlines Group, Inc.(a) (Airlines)	738	8,207
American Electric Power Co., Inc. (Electric Utilities)	971	84,360
American Express Co. (Consumer Finance)	1,294	120,756
American International Group, Inc. (Insurance)	1,688	54,252
American Tower Corp. (Equity Real Estate Investment Trusts)	869	227,148
American Water Works Co., Inc. (Water Utilities)	355	52,281
Ameriprise Financial, Inc. (Capital Markets)	240	36,871
AmerisourceBergen Corp. (Health Care Providers & Services)	291	29,155
AMETEK, Inc. (Electrical Equipment)	450	41,963
Amgen, Inc. (Biotechnology)	1,153	282,105
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	580	61,340
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	722	82,922
ANSYS, Inc.* (Software)	168	52,181
Anthem, Inc. (Health Care Providers & Services)	494	135,257
Aon PLC (Insurance)	453	92,965
Apache Corp. (Oil, Gas & Consumable Fuels)	740	11,359
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	292	11,335
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,985	3,393,944
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,796	115,537
Aptiv PLC (Auto Components)	500	38,875
Archer-Daniels-Midland Co. (Food Products)	1,089	46,642
Arista Networks, Inc.* (Communications Equipment)	105	27,276
Arthur J. Gallagher & Co. (Insurance)	372	39,986
Assurant, Inc. (Insurance)	117	12,574
AT&T, Inc. (Diversified Telecommunication Services)	13,965	413,085
Atmos Energy Corp. (Gas Utilities)	240	25,438
Autodesk, Inc.* (Software)	430	101,665
Automatic Data Processing, Inc. (IT Services)	842	111,910
AutoZone, Inc.* (Specialty Retail)	46	55,541
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	276	42,261
Avery Dennison Corp. (Containers & Packaging)	163	18,474
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,284	19,889
Ball Corp. (Containers & Packaging)	639	47,051
Bank of America Corp. (Banks)	15,304	380,764
Baxter International, Inc. (Health Care Equipment & Supplies)	997	86,121
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	578	162,615
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,810	745,922
Best Buy Co., Inc. (Specialty Retail)	446	44,417
Biogen, Inc.* (Biotechnology)	320	87,901
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	42	22,045
BlackRock, Inc. - Class A (Capital Markets)	302	173,652
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	80	132,970
BorgWarner, Inc. (Auto Components)	406	14,860
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	283	25,212
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,800	107,996
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,435	260,157
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	784	248,332
Broadridge Financial Solutions, Inc. (IT Services)	225	30,227
Brown-Forman Corp. - Class B (Beverages)	357	24,754
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	264	24,742
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	781	14,605
Cadence Design Systems, Inc.* (Software)	547	59,760
Campbell Soup Co. (Food Products)	332	16,457

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	892	$56,910
Cardinal Health, Inc. (Health Care Providers & Services)	572	31,243
CarMax, Inc.*(a) (Specialty Retail)	319	30,933
Carnival Corp.(a) - Class A (Hotels, Restaurants & Leisure)	929	12,895
Carrier Global Corp. (Building Products)	1,596	43,475
Caterpillar, Inc. (Machinery)	1,061	140,987
CBOE Global Markets, Inc. (Capital Markets)	215	18,856
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	657	28,783
CDW Corp. (Electronic Equipment, Instruments & Components)	279	32,434
Celanese Corp. (Chemicals)	232	22,550
Centene Corp.* (Health Care Providers & Services)	1,135	74,059
CenterPoint Energy, Inc. (Multi-Utilities)	1,068	20,303
CenturyLink, Inc. (Diversified Telecommunication Services)	1,936	18,682
Cerner Corp. (Health Care Technology)	597	41,462
CF Industries Holdings, Inc. (Chemicals)	419	13,127
Charter Communications, Inc.* - Class A (Media)	295	171,100
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,659	307,136
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	57,758
Chubb, Ltd. (Insurance)	885	112,607
Church & Dwight Co., Inc. (Household Products)	482	46,431
Cigna Corp. (Health Care Providers & Services)	723	124,855
Cincinnati Financial Corp. (Insurance)	296	23,067
Cintas Corp. (Commercial Services & Supplies)	165	49,809
Cisco Systems, Inc. (Communications Equipment)	8,312	391,495
Citigroup, Inc. (Banks)	4,080	204,041
Citizens Financial Group, Inc. (Banks)	836	20,741
Citrix Systems, Inc. (Software)	227	32,407
CME Group, Inc. (Capital Markets)	703	116,825
CMS Energy Corp. (Multi-Utilities)	561	36,005
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,060	72,419
Colgate-Palmolive Co. (Household Products)	1,679	129,619
Comcast Corp. - Class A (Media)	8,927	382,076
Comerica, Inc. (Banks)	273	10,516
Conagra Brands, Inc. (Food Products)	955	35,765
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	386	20,280
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,102	78,594
Consolidated Edison, Inc. (Multi-Utilities)	655	50,324
Constellation Brands, Inc. - Class A (Beverages)	329	58,628
Copart, Inc.* (Commercial Services & Supplies)	405	37,766
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,488	46,128
Corteva, Inc. (Chemicals)	1,467	41,898
Costco Wholesale Corp. (Food & Staples Retailing)	865	281,583
Coty, Inc. - Class A (Personal Products)	583	2,163
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	817	136,194
CSX Corp. (Road & Rail)	1,500	107,010
Cummins, Inc. (Machinery)	289	55,852
CVS Health Corp. (Health Care Providers & Services)	2,562	161,252
D.R. Horton, Inc. (Household Durables)	648	42,873
Danaher Corp. (Health Care Equipment & Supplies)	1,233	251,285
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	255	19,355
DaVita, Inc.* (Health Care Providers & Services)	167	14,594
Deere & Co. (Machinery)	613	108,078
Delta Air Lines, Inc. (Airlines)	1,113	27,792
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	429	19,133
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	750	7,868
DexCom, Inc.* (Health Care Equipment & Supplies)	181	78,833
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	309	12,317
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	526	84,444
Discover Financial Services (Consumer Finance)	600	29,658
Discovery, Inc.* (Media)	314	6,625
Discovery, Inc.* - Class C (Media)	620	11,749
Dish Network Corp.* - Class A (Media)	504	16,183
Dollar General Corp. (Multiline Retail)	493	93,867
Dollar Tree, Inc.* (Multiline Retail)	465	43,408
Dominion Energy, Inc. (Multi-Utilities)	1,645	133,293
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	77	29,769
Dover Corp. (Machinery)	282	29,026
Dow, Inc. (Chemicals)	1,452	59,619
DTE Energy Co. (Multi-Utilities)	378	43,708
Duke Energy Corp. (Electric Utilities)	1,440	122,026
Duke Realty Corp. (Equity Real Estate Investment Trusts)	722	29,017
DuPont de Nemours, Inc. (Chemicals)	1,438	76,904
DXC Technology Co. (IT Services)	497	8,901
E*TRADE Financial Corp. (Capital Markets)	433	21,983
Eastman Chemical Co. (Chemicals)	266	19,852
Eaton Corp. PLC (Electrical Equipment)	784	73,013
eBay, Inc. (Internet & Direct Marketing Retail)	1,295	71,588
Ecolab, Inc. (Chemicals)	485	90,734
Edison International (Electric Utilities)	741	41,251
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,215	95,268

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares		Value
Electronic Arts, Inc.* (Entertainment)	566		$80,157
Eli Lilly & Co. (Pharmaceuticals)	1,651		248,129
Emerson Electric Co. (Electrical Equipment)	1,171		72,614
Entergy Corp. (Electric Utilities)	392		41,211
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,141		53,456
Equifax, Inc. (Professional Services)	238		38,689
Equinix, Inc. (Equity Real Estate Investment Trusts)	173		135,888
Equity Residential (Equity Real Estate Investment Trusts)	686		36,790
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	128		28,255
Everest Re Group, Ltd. (Insurance)	78		17,066
Evergy, Inc. (Electric Utilities)	444		28,785
Eversource Energy (Electric Utilities)	659		59,356
Exelon Corp. (Electric Utilities)	1,910		73,745
Expedia Group, Inc. (Internet & Direct Marketing Retail)	265		21,468
Expeditors International of Washington, Inc. (Air Freight & Logistics)	326		27,550
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	253		26,145
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,287		348,716
F5 Networks, Inc.* (Communications Equipment)	119		16,172
Facebook, Inc.* - Class A (Interactive Media & Services)	4,713		1,195,547
Fastenal Co. (Trading Companies & Distributors)	1,123		52,826
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	138		10,529
FedEx Corp. (Air Freight & Logistics)	471		79,316
Fidelity National Information Services, Inc. (IT Services)	1,211		177,181
Fifth Third Bancorp (Banks)	1,395		27,705
First Horizon National Corp. (Banks)	–	†	3
First Republic Bank (Banks)	336		37,793
FirstEnergy Corp. (Electric Utilities)	1,062		30,798
Fiserv, Inc.* (IT Services)	1,102		109,969
FleetCor Technologies, Inc.* (IT Services)	164		42,405
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	256		10,665
Flowserve Corp. (Machinery)	255		7,107
FMC Corp. (Chemicals)	254		26,937
Ford Motor Co. (Automobiles)	7,656		50,606
Fortinet, Inc.* (Software)	263		36,373
Fortive Corp. (Machinery)	581		40,780
Fortune Brands Home & Security, Inc. (Building Products)	274		20,961
Fox Corp. - Class A (Media)	672		17,317
Fox Corp. - Class B (Media)	312		8,040
Franklin Resources, Inc. (Capital Markets)	544		11,451
Freeport-McMoRan, Inc. (Metals & Mining)	2,846		36,770
Garmin, Ltd. (Household Durables)	285		28,098
Gartner, Inc.* (IT Services)	175		21,812
General Dynamics Corp. (Aerospace & Defense)	455		66,767
General Electric Co. (Industrial Conglomerates)	17,144		104,064
General Mills, Inc. (Food Products)	1,188		75,165
General Motors Co. (Automobiles)	2,468		61,429
Genuine Parts Co. (Distributors)	283		25,513
Gilead Sciences, Inc. (Biotechnology)	2,458		170,905
Global Payments, Inc. (IT Services)	586		104,320
Globe Life, Inc. (Insurance)	192		15,283
H&R Block, Inc.(a) (Diversified Consumer Services)	377		5,467
Halliburton Co. (Energy Equipment & Services)	1,719		24,633
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	682		9,637
Hartford Financial Services Group, Inc. (Insurance)	702		29,709
Hasbro, Inc. (Leisure Products)	250		18,190
HCA Healthcare, Inc. (Health Care Providers & Services)	516		65,346
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,055		28,791
Henry Schein, Inc.* (Health Care Providers & Services)	280		19,244
Hess Corp. (Oil, Gas & Consumable Fuels)	512		25,196
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,518		24,853
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	543		40,752
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	292		8,030
Hologic, Inc.* (Health Care Equipment & Supplies)	506		35,309
Honeywell International, Inc. (Industrial Conglomerates)	1,376		205,533
Hormel Foods Corp. (Food Products)	549		27,922
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,382		14,898
Howmet Aerospace, Inc. (Aerospace & Defense)	752		11,115
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,803		49,277
Humana, Inc. (Health Care Providers & Services)	259		101,645
Huntington Bancshares, Inc. (Banks)	1,988		18,429
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	79		13,723
IDEX Corp. (Machinery)	148		24,393
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	166		66,027
IHS Markit, Ltd. (Professional Services)	782		63,130
Illinois Tool Works, Inc. (Machinery)	563		104,149
Illumina, Inc.* (Life Sciences Tools & Services)	288		110,062
Incyte Corp.* (Biotechnology)	354		34,961
Ingersoll Rand, Inc.* (Machinery)	678		21,418
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,299		396,111

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Intercontinental Exchange, Inc. (Capital Markets)	1,073	$103,845
International Business Machines Corp. (IT Services)	1,740	213,916
International Flavors & Fragrances, Inc. (Chemicals)	209	26,324
International Paper Co. (Containers & Packaging)	770	26,788
Intuit, Inc. (Software)	511	156,555
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	229	156,966
Invesco, Ltd. (Capital Markets)	738	7,410
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	70	12,531
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	348	55,120
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	564	15,899
J.B. Hunt Transport Services, Inc. (Road & Rail)	165	21,351
Jack Henry & Associates, Inc. (IT Services)	150	26,745
Jacobs Engineering Group, Inc. (Construction & Engineering)	255	21,764
Johnson & Johnson (Pharmaceuticals)	5,164	752,705
Johnson Controls International PLC (Building Products)	1,458	56,104
JPMorgan Chase & Co. (Banks)	5,972	577,135
Juniper Networks, Inc. (Communications Equipment)	649	16,472
Kansas City Southern Industries, Inc. (Road & Rail)	186	31,964
Kellogg Co. (Food Products)	490	33,805
KeyCorp (Banks)	1,912	22,963
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	367	36,660
Kimberly-Clark Corp. (Household Products)	667	101,411
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	848	9,455
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,812	53,749
KLA Corp. (Semiconductors & Semiconductor Equipment)	304	60,748
Kohl's Corp. (Multiline Retail)	309	5,883
L Brands, Inc. (Specialty Retail)	457	11,155
L3Harris Technologies, Inc. (Aerospace & Defense)	423	71,204
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	191	36,848
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	285	107,491
Lamb Weston Holding, Inc. (Food Products)	286	17,183
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	659	28,759
Leggett & Platt, Inc. (Household Durables)	259	10,383
Leidos Holdings, Inc. (IT Services)	262	24,932
Lennar Corp. - Class A (Household Durables)	538	38,924
Lincoln National Corp. (Insurance)	379	14,125
Linde PLC (Chemicals)	1,029	252,218
Live Nation Entertainment, Inc.* (Entertainment)	278	13,013
LKQ Corp.* (Distributors)	596	16,801
Lockheed Martin Corp. (Aerospace & Defense)	484	183,422
Loews Corp. (Insurance)	474	17,258
Lowe's Cos., Inc. (Specialty Retail)	1,480	220,387
LyondellBasell Industries N.V. - Class A (Chemicals)	504	31,510
M&T Bank Corp. (Banks)	251	26,593
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,549	8,504
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,274	48,667
MarketAxess Holdings, Inc. (Capital Markets)	74	38,236
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	528	44,227
Marsh & McLennan Cos., Inc. (Insurance)	1,000	116,601
Martin Marietta Materials, Inc. (Construction Materials)	122	25,276
Masco Corp. (Building Products)	517	29,552
MasterCard, Inc. - Class A (IT Services)	1,732	534,374
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	523	35,611
McCormick & Co., Inc. (Food Products)	242	47,166
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,457	283,065
McKesson Corp. (Health Care Providers & Services)	317	47,601
Medtronic PLC (Health Care Equipment & Supplies)	2,628	253,549
Merck & Co., Inc. (Pharmaceuticals)	4,947	396,947
MetLife, Inc. (Insurance)	1,512	57,229
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	47	43,945
MGM Resorts International (Hotels, Restaurants & Leisure)	967	15,559
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	481	48,932
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,180	109,120
Microsoft Corp. (Software)	14,863	3,047,063
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	224	26,699
Mohawk Industries, Inc.* (Household Durables)	117	9,342
Molson Coors Beverage Co. - Class B (Beverages)	369	13,845
Mondelez International, Inc. - Class A (Food Products)	2,798	155,261
Monster Beverage Corp.* (Beverages)	733	57,526
Moody's Corp. (Capital Markets)	316	88,891
Morgan Stanley (Capital Markets)	2,347	114,721
Motorola Solutions, Inc. (Communications Equipment)	333	46,553
MSCI, Inc. - Class A (Capital Markets)	167	62,789
Mylan N.V.* (Pharmaceuticals)	1,013	16,319
Nasdaq, Inc. (Capital Markets)	225	29,545

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
National Oilwell Varco, Inc.(a) (Energy Equipment & Services)	761	$8,759
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	434	19,226
Netflix, Inc.* (Entertainment)	862	421,415
Newell Brands, Inc. (Household Durables)	748	12,267
Newmont Corp. (Metals & Mining)	1,573	108,851
News Corp. - Class A (Media)	762	9,693
News Corp.(a) - Class B (Media)	239	3,050
NextEra Energy, Inc. (Electric Utilities)	959	269,191
Nielsen Holdings PLC (Professional Services)	699	10,087
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,430	237,191
NiSource, Inc. (Multi-Utilities)	750	18,338
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	940	9,391
Norfolk Southern Corp. (Road & Rail)	502	96,489
Northern Trust Corp. (Capital Markets)	408	31,967
Northrop Grumman Corp. (Aerospace & Defense)	304	98,803
NortonLifelock, Inc. (Software)	1,062	22,780
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	502	6,847
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	478	16,161
Nucor Corp. (Metals & Mining)	590	24,751
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,206	512,055
NVR, Inc.* (Household Durables)	7	27,511
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,764	27,765
Old Dominion Freight Line, Inc. (Road & Rail)	185	33,822
Omnicom Group, Inc. (Media)	420	22,567
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	811	22,635
Oracle Corp. (Software)	4,079	226,181
O'Reilly Automotive, Inc.* (Specialty Retail)	145	69,220
Otis Worldwide Corp. (Machinery)	798	50,067
PACCAR, Inc. (Machinery)	678	57,684
Packaging Corp. of America (Containers & Packaging)	186	17,878
Parker-Hannifin Corp. (Machinery)	252	45,088
Paychex, Inc. (IT Services)	626	45,022
Paycom Software, Inc.* (Software)	95	27,015
PayPal Holdings, Inc.* (IT Services)	2,301	451,157
Pentair PLC (Machinery)	325	13,926
People's United Financial, Inc. (Banks)	832	8,977
PepsiCo, Inc. (Beverages)	2,719	374,298
PerkinElmer, Inc. (Life Sciences Tools & Services)	218	25,922
Perrigo Co. PLC (Pharmaceuticals)	267	14,156
Pfizer, Inc. (Pharmaceuticals)	10,887	418,932
Philip Morris International, Inc. (Tobacco)	3,052	234,424
Phillips 66 (Oil, Gas & Consumable Fuels)	856	53,089
Pinnacle West Capital Corp.(a) (Electric Utilities)	220	18,278
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	323	31,305
PPG Industries, Inc. (Chemicals)	462	49,734
PPL Corp. (Electric Utilities)	1,507	40,116
Principal Financial Group, Inc. (Insurance)	499	21,173
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,448	152,648
Prudential Financial, Inc. (Insurance)	774	49,048
Public Service Enterprise Group, Inc. (Multi-Utilities)	991	55,437
Public Storage (Equity Real Estate Investment Trusts)	295	58,965
PulteGroup, Inc. (Household Durables)	494	21,538
PVH Corp. (Textiles, Apparel & Luxury Goods)	139	6,764
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	225	28,834
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,205	232,870
Quanta Services, Inc. (Construction & Engineering)	270	10,792
Quest Diagnostics, Inc. (Health Care Providers & Services)	262	33,292
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	94	6,702
Raymond James Financial, Inc. (Capital Markets)	239	16,606
Raytheon Technologies Corp. (Aerospace & Defense)	2,883	163,408
Realty Income Corp. (Equity Real Estate Investment Trusts)	673	40,414
Regency Centers Corp. (Equity Real Estate Investment Trusts)	332	13,622
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	198	125,150
Regions Financial Corp. (Banks)	1,876	20,373
Republic Services, Inc. - Class A (Commercial Services & Supplies)	412	35,947
ResMed, Inc. (Health Care Equipment & Supplies)	284	57,513
Robert Half International, Inc. (Professional Services)	225	11,446
Rockwell Automation, Inc. (Electrical Equipment)	227	49,518
Rollins, Inc. (Commercial Services & Supplies)	276	14,462
Roper Technologies, Inc. (Industrial Conglomerates)	205	88,652
Ross Stores, Inc. (Specialty Retail)	697	62,500
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	337	16,415
S&P Global, Inc. (Capital Markets)	472	165,317
Salesforce.com, Inc.* (Software)	1,766	344,104
SBA Communications Corp. (Equity Real Estate Investment Trusts)	219	68,227
Schlumberger, Ltd. (Energy Equipment & Services)	2,720	49,341
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	443	20,032
Sealed Air Corp.(a) (Containers & Packaging)	305	10,882

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Sempra Energy (Multi-Utilities)	573	$71,315
ServiceNow, Inc.* (Software)	374	164,261
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	599	37,348
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	327	47,605
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	150	6,975
Snap-on, Inc. (Machinery)	107	15,608
Southwest Airlines Co. (Airlines)	1,051	32,464
Stanley Black & Decker, Inc. (Machinery)	302	46,303
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,289	175,177
State Street Corp. (Capital Markets)	690	44,015
STERIS PLC (Health Care Equipment & Supplies)	167	26,658
Stryker Corp. (Health Care Equipment & Supplies)	632	122,166
SVB Financial Group* (Banks)	101	22,651
Synchrony Financial (Consumer Finance)	1,053	23,303
Synopsys, Inc.* (Software)	296	58,969
Sysco Corp. (Food & Staples Retailing)	995	52,586
T. Rowe Price Group, Inc. (Capital Markets)	446	61,593
Take-Two Interactive Software, Inc.* (Entertainment)	223	36,576
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	541	7,228
Target Corp. (Multiline Retail)	980	123,363
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	646	57,539
TechnipFMC PLC (Energy Equipment & Services)	824	6,617
Teledyne Technologies, Inc.* (Aerospace & Defense)	72	22,082
Teleflex, Inc. (Health Care Equipment & Supplies)	91	33,952
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,799	229,462
Textron, Inc. (Aerospace & Defense)	446	15,583
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,303	19,845
The Allstate Corp. (Insurance)	616	58,144
The Bank of New York Mellon Corp. (Capital Markets)	1,579	56,607
The Boeing Co. (Aerospace & Defense)	1,051	166,058
The Charles Schwab Corp. (Capital Markets)	2,246	74,455
The Clorox Co. (Household Products)	245	57,945
The Coca-Cola Co. (Beverages)	7,576	357,890
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	96	27,161
The Estee Lauder Co., Inc. (Personal Products)	441	87,115
The Gap, Inc. (Specialty Retail)	417	5,575
The Goldman Sachs Group, Inc. (Capital Markets)	607	120,162
The Hershey Co. (Food Products)	289	42,023
The Home Depot, Inc. (Specialty Retail)	2,108	559,653
The Interpublic Group of Cos., Inc.(a) (Media)	764	13,790
The JM Smucker Co. - Class A (Food Products)	224	24,494
The Kraft Heinz Co. (Food Products)	1,221	41,978
The Kroger Co. (Food & Staples Retailing)	1,541	53,611
The Mosaic Co. (Chemicals)	683	9,200
The PNC Financial Services Group, Inc (Banks)	832	88,749
The Procter & Gamble Co. (Household Products)	4,852	636,194
The Progressive Corp. (Insurance)	1,147	103,620
The Sherwin-Williams Co. (Chemicals)	158	102,371
The Southern Co. (Electric Utilities)	2,070	113,043
The TJX Cos., Inc. (Specialty Retail)	2,348	122,073
The Travelers Cos., Inc. (Insurance)	496	56,752
The Walt Disney Co. (Entertainment)	3,540	413,968
The Western Union Co.(a) (IT Services)	805	19,545
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,378	45,491
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	774	320,398
Tiffany & Co. (Specialty Retail)	214	26,827
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,116	119,836
Tractor Supply Co. (Specialty Retail)	227	32,402
Trane Technologies PLC (Building Products)	469	52,467
TransDigm Group, Inc. (Aerospace & Defense)	99	42,726
Truist Financial Corp. (Banks)	2,641	98,932
Twitter, Inc.* (Interactive Media & Services)	1,538	55,983
Tyler Technologies, Inc.* (Software)	78	27,866
Tyson Foods, Inc. - Class A (Food Products)	577	35,457
U.S. Bancorp (Banks)	2,687	98,989
UDR, Inc. (Equity Real Estate Investment Trusts)	578	20,924
Ulta Beauty, Inc.* (Specialty Retail)	110	21,229
Under Armour, Inc.*(a) - Class A (Textiles, Apparel & Luxury Goods)	369	3,882
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	385	3,654
Union Pacific Corp. (Road & Rail)	1,330	230,556
United Airlines Holdings , Inc.* (Airlines)	495	15,533
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,380	197,010
United Rentals, Inc.* (Trading Companies & Distributors)	141	21,907
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,859	562,868
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	152	16,705
Unum Group (Insurance)	399	6,875
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	799	44,928
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	178	25,404
Ventas, Inc. (Equity Real Estate Investment Trusts)	731	28,041

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
VeriSign, Inc.* (IT Services)	199	$42,124
Verisk Analytics, Inc. - Class A (Professional Services)	318	60,010
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,110	466,163
Vertex Pharmaceuticals, Inc.* (Biotechnology)	508	138,176
VF Corp. (Textiles, Apparel & Luxury Goods)	625	37,725
ViacomCBS, Inc. - Class B (Media)	1,060	27,634
Visa, Inc. - Class A (IT Services)	3,307	629,654
Vornado Realty Trust (Equity Real Estate Investment Trusts)	311	10,736
Vulcan Materials Co. (Construction Materials)	260	30,529
W.R. Berkley Corp. (Insurance)	277	17,105
W.W. Grainger, Inc. (Trading Companies & Distributors)	85	29,030
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,444	58,785
Walmart, Inc. (Food & Staples Retailing)	2,775	359,086
Waste Management, Inc. (Commercial Services & Supplies)	761	83,406
Waters Corp.* (Life Sciences Tools & Services)	121	25,791
WEC Energy Group, Inc. (Multi-Utilities)	618	58,871
Wells Fargo & Co. (Banks)	7,313	177,413
Welltower, Inc. (Equity Real Estate Investment Trusts)	818	43,812
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	144	38,717
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	587	25,300
Westinghouse Air Brake Technologies Corp.(a) (Machinery)	354	22,015
WestRock Co. (Containers & Packaging)	508	13,645
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,463	40,686
Whirlpool Corp. (Household Durables)	122	19,901
Willis Towers Watson PLC (Insurance)	252	52,923
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	190	13,762
Xcel Energy, Inc. (Electric Utilities)	1,029	71,042
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	359	5,977
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	477	51,206
Xylem, Inc. (Machinery)	353	25,762
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	590	53,720
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	104	29,198
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	405	54,618
Zions Bancorp (Banks)	321	10,423
Zoetis, Inc. (Pharmaceuticals)	931	141,214
TOTAL COMMON STOCKS (Cost $20,882,418)		53,008,575

Warrant(NM)

	Shares	Value
Occidental Petroleum Corp.; expiring 8/3/27 at $22.00 (Oil, Gas & Consumable Fuels)	220	$1,232
TOTAL WARRANT (Cost $–)		1,232

Repurchase Agreements(b)(c) (28.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 7/31/20, due 8/3/20, total to be received $22,108,051	$22,108,000	$22,108,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,108,000)		22,108,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.13%(e)	95,305	$95,305
Fidelity Investments Money Market Government Portfolio-Class I, 0.13%(e)	452	452
Invesco Government & Agency Portfolio-Institutional Shares, 0.15%(e)	1,966	1,966
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.16%(e)	58,969	58,969
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $156,692)		156,692
TOTAL INVESTMENT SECURITIES (Cost $43,147,110) - 97.1%		75,274,499
Net other assets (liabilities) - 2.9%		2,261,948

NET ASSETS - 100.0%		$77,536,447

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $149,591.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $2,078,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	43	9/21/20	$7,019,750	$195,674

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/20	0 .66%	$9,115,964	$77,744
S&P 500	UBS AG	8/27/20	0 .61%	8,428,522	92,140
				$17,544,486	$169,884

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Bull ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$854,891	1.1%
Air Freight & Logistics	328,617	0.4%
Airlines	92,262	0.1%
Auto Components	53,735	0.1%
Automobiles	112,035	0.1%
Banks	1,853,191	2.4%
Beverages	886,941	1.1%
Biotechnology	1,211,394	1.6%
Building Products	233,318	0.3%
Capital Markets	1,395,797	1.8%
Chemicals	964,241	1.2%
Commercial Services & Supplies	221,390	0.3%
Communications Equipment	497,968	0.6%
Construction & Engineering	32,556	NM
Construction Materials	55,805	0.1%
Consumer Finance	230,627	0.3%
Containers & Packaging	166,504	0.2%
Distributors	42,314	0.1%
Diversified Consumer Services	5,466	NM
Diversified Financial Services	745,922	1.0%
Diversified Telecommunication Services	897,930	1.2%
Electric Utilities	1,019,535	1.3%
Electrical Equipment	237,108	0.3%
Electronic Equipment, Instruments & Components	286,495	0.4%
Energy Equipment & Services	109,239	0.1%
Entertainment	1,089,900	1.4%
Equity Real Estate Investment Trusts	1,455,213	1.9%
Food & Staples Retailing	805,651	1.0%
Food Products	599,318	0.8%
Gas Utilities	25,438	NM
Health Care Equipment & Supplies	2,115,740	2.7%
Health Care Providers & Services	1,453,964	1.9%
Health Care Technology	41,462	0.1%
Hotels, Restaurants & Leisure	798,059	1.0%
Household Durables	210,837	0.3%
Household Products	971,600	1.3%
Independent Power and Renewable Electricity Producers	36,006	NM
Industrial Conglomerates	567,829	0.7%
Insurance	1,018,373	1.3%
Interactive Media & Services	2,976,181	3.8%
Internet & Direct Marketing Retail	2,824,228	3.6%
IT Services	2,983,118	3.9%
Leisure Products	18,190	NM
Life Sciences Tools & Services	661,563	0.9%
Machinery	808,243	1.0%
Media	689,824	0.9%
Metals & Mining	170,372	0.2%
Multiline Retail	266,521	0.3%
Multi-Utilities	526,430	0.7%
Oil, Gas & Consumable Fuels	1,233,081	1.6%
Personal Products	89,278	0.1%
Pharmaceuticals	2,248,559	2.9%
Professional Services	183,362	0.2%
Real Estate Management & Development	28,783	NM
Road & Rail	521,192	0.7%
Semiconductors & Semiconductor Equipment	2,484,615	3.2%
Software	4,776,618	6.3%
Specialty Retail	1,282,182	1.7%
Technology Hardware, Storage & Peripherals	3,538,609	4.6%
Textiles, Apparel & Luxury Goods	312,783	0.4%
Tobacco	384,292	0.5%
Trading Companies & Distributors	103,763	0.1%
Water Utilities	52,281	0.1%
Wireless Telecommunication Services	119,836	0.2%
Other **	24,527,872	31.6%
Total	$77,536,447	100.0%

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (49.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	22	$622
1Life Healthcare, Inc.* (Health Care Providers & Services)	19	563
1st Constitution Bancorp (Banks)	8	99
1st Source Corp. (Banks)	14	464
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	102	672
89bio, Inc.* (Biotechnology)	3	91
8x8, Inc.* (Software)	90	1,431
A10 Networks, Inc.* (Software)	55	444
AAON, Inc. (Building Products)	36	2,133
AAR Corp. (Aerospace & Defense)	30	517
Aaron's, Inc. (Specialty Retail)	60	3,131
Abeona Therapeutics, Inc.* (Biotechnology)	53	151
Abercrombie & Fitch Co. - Class A (Specialty Retail)	54	520
ABM Industries, Inc. (Commercial Services & Supplies)	59	2,118
Acacia Communications, Inc.* (Communications Equipment)	34	2,310
Acacia Research Corp.* (Professional Services)	42	166
Acadia Realty Trust (Equity Real Estate Investment Trusts)	75	903
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	37	296
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	27	392
ACCO Brands Corp. (Commercial Services & Supplies)	82	535
Accuray, Inc.* (Health Care Equipment & Supplies)	79	176
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	71	77
ACI Worldwide, Inc.* (Software)	101	2,706
ACNB Corp. (Banks)	7	144
Acushnet Holdings Corp. (Leisure Products)	30	1,142
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	2	42
AdaptHealth Corp.* (Health Care Providers & Services)	7	136
Addus Homecare Corp.* (Health Care Providers & Services)	12	1,157
Adient PLC* (Auto Components)	78	1,298
ADMA Biologics, Inc.* (Biotechnology)	53	189
Adtalem Global Education, Inc.* (Diversified Consumer Services)	46	1,580
ADTRAN, Inc. (Communications Equipment)	42	522
Aduro Biotech, Inc.* (Biotechnology)	59	166
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	65	1,960
Advanced Drainage Systems, Inc. (Building Products)	44	2,156
Advanced Emissions Solutions, Inc. (Chemicals)	14	58
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	34	2,501
AdvanSix, Inc.* (Chemicals)	24	299
Adverum Biotechnologies, Inc.* (Biotechnology)	65	1,090
Aegion Corp.* (Construction & Engineering)	27	416
Aeglea BioTherapeutics, Inc.* (Biotechnology)	37	253
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	32	370
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	65	2,680
AeroVironment, Inc.* (Aerospace & Defense)	19	1,454
Affimed NV* (Biotechnology)	65	229
Agenus, Inc.* (Biotechnology)	122	371
Agile Therapeutics, Inc.* (Pharmaceuticals)	60	150
Agilysys, Inc.* (Software)	16	335
Agree Realty Corp. (Equity Real Estate Investment Trusts)	47	3,148
AgroFresh Solutions, Inc.* (Chemicals)	26	63
Aimmune Therapeutics, Inc.* (Biotechnology)	41	542
Air Transport Services Group, Inc.* (Air Freight & Logistics)	52	1,267
Akcea Therapeutics, Inc.* (Pharmaceuticals)	15	163
Akebia Therapeutics, Inc.* (Biotechnology)	115	1,285
Akerna Corp.* (Professional Services)	8	52
Akero Therapeutics, Inc.* (Biotechnology)	10	351
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	27	214
Alamo Group, Inc. (Machinery)	9	928
Alarm.com Holdings, Inc.* (Software)	40	2,802
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	46	105
Albany International Corp. - Class A (Machinery)	27	1,298
Albireo Pharma, Inc.* (Biotechnology)	12	339
Alcoa Corp.* (Metals & Mining)	166	2,158
Alector, Inc.* (Biotechnology)	41	642
Alerus Financial Corp. (Diversified Financial Services)	13	252
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	65	768
Alexander's, Inc. (Equity Real Estate Investment Trusts)	2	504
Alico, Inc. (Food Products)	5	151
Allakos, Inc.* (Biotechnology)	22	1,652
Allegheny Technologies, Inc.* (Metals & Mining)	112	973
Allegiance Bancshares, Inc. (Banks)	17	415
Allegiant Travel Co. (Airlines)	12	1,343
ALLETE, Inc. (Electric Utilities)	46	2,728
Allied Motion Technologies, Inc. (Electrical Equipment)	6	226
Allogene Therapeutics, Inc.* (Biotechnology)	43	1,577
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	143	1,287
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	18	196
Alpha Pro Tech, Ltd.* (Building Products)	11	239

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	39	$194
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	6	84
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	15	114
Altabancorp (Banks)	14	263
Altair Engineering, Inc.* - Class A (Software)	37	1,491
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	4	54
Altra Industrial Motion Corp. (Machinery)	57	1,951
AMAG Pharmaceuticals, Inc.* (Biotechnology)	27	258
Amalgamated Bank - Class A (Banks)	12	139
A-Mark Precious Metals, Inc.* (Diversified Financial Services)	4	96
Ambac Financial Group, Inc.* (Insurance)	40	512
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	29	1,313
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	46	186
AMC Networks, Inc.* - Class A (Media)	34	785
Amerant Bancorp, Inc.* (Banks)	20	267
Ameresco, Inc.* - Class A (Construction & Engineering)	22	609
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	44	1,188
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	99	699
American Eagle Outfitters, Inc. (Specialty Retail)	133	1,330
American Equity Investment Life Holding Co. (Insurance)	80	2,036
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	96	701
American National Bankshares, Inc. (Banks)	9	198
American Public Education, Inc.* (Diversified Consumer Services)	13	378
American Realty Investors, Inc.* (Real Estate Management & Development)	1	9
American Renal Associates Holdings, Inc.* (Health Care Providers & Services)	12	77
American Software, Inc. - Class A (Software)	26	428
American States Water Co. (Water Utilities)	33	2,536
American Superconductor Corp.* (Electrical Equipment)	19	177
American Vanguard Corp. (Chemicals)	25	337
American Woodmark Corp.* (Building Products)	15	1,209
America's Car-Mart, Inc.* (Specialty Retail)	5	476
Ameris Bancorp (Banks)	59	1,361
AMERISAFE, Inc. (Insurance)	17	1,079
Ames National Corp. (Banks)	8	148
Amicus Therapeutics, Inc.* (Biotechnology)	225	3,250
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	88	1,196
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	41	2,253
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	88	381
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	31	621
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	62	265
AnaptysBio, Inc.* (Biotechnology)	19	341
Anavex Life Sciences Corp.* (Biotechnology)	45	190
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	32	264
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	8	237
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	12	437
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	145	378
Anterix, Inc.* (Diversified Telecommunication Services)	12	523
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	214	633
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	87	157
Apellis Pharmaceuticals, Inc.* (Biotechnology)	53	1,372
API Group Corp.* (Construction & Engineering)	124	1,727
Apogee Enterprises, Inc. (Building Products)	23	497
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	137	1,274
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	9	151
Appfolio, Inc.* (Software)	14	1,949
Appian Corp.* (Software)	29	1,475
Applied Genetic Technologies Corp.* (Biotechnology)	21	111
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	34	2,146
Applied Optoelectronics, Inc.* (Communications Equipment)	17	242
Applied Therapeutics, Inc.* (Biotechnology)	12	310
Aprea Therapeutics, Inc.* (Biotechnology)	6	165
Aptinyx, Inc.* (Biotechnology)	22	83
Apyx Medical Corp.* (Health Care Equipment & Supplies)	30	135
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	18	95
Aravive, Inc.* (Biotechnology)	11	65
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	91	927
ArcBest Corp. (Road & Rail)	22	669
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	13	403
Archrock, Inc. (Energy Equipment & Services)	115	766
Arconic Corp.* (Metals & Mining)	88	1,434
Arcosa, Inc. (Construction & Engineering)	43	1,815
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	12	627
Arcus Biosciences, Inc.* (Biotechnology)	29	571

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Arcutis Biotherapeutics, Inc.* (Biotechnology)	8	$214
Ardelyx, Inc.* (Biotechnology)	65	367
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	30	123
Arena Pharmaceuticals, Inc.* (Biotechnology)	50	3,069
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	27	247
Argan, Inc. (Construction & Engineering)	13	558
Argo Group International Holdings, Ltd. (Insurance)	29	972
Arlington Asset Investment Corp. - Class A (Capital Markets)	32	87
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	68	287
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	50	482
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	57	532
Arrow Financial Corp. (Banks)	11	300
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	89	3,832
Artesian Resources Corp. - Class A (Water Utilities)	7	246
Artisan Partners Asset Management, Inc. (Capital Markets)	48	1,738
Arvinas, Inc.* (Pharmaceuticals)	26	819
Asbury Automotive Group, Inc.* (Specialty Retail)	17	1,703
ASGN, Inc.* (Professional Services)	45	3,081
Aspen Aerogels, Inc.* (Energy Equipment & Services)	18	114
Aspen Group, Inc.* (Diversified Consumer Services)	16	141
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	43	192
Assembly Biosciences, Inc.* (Pharmaceuticals)	27	599
Assetmark Financial Holdings, Inc.* (Capital Markets)	14	390
Associated Capital Group, Inc. - Class A (Capital Markets)	2	81
Astec Industries, Inc. (Machinery)	20	890
Astronics Corp.* (Aerospace & Defense)	20	174
Asure Software, Inc.* (Software)	12	77
AT Home Group, Inc.* (Specialty Retail)	42	522
Atara Biotherapeutics, Inc.* (Biotechnology)	51	632
Athenex, Inc.* (Biotechnology)	65	690
Athersys, Inc.* (Biotechnology)	153	392
Atkore International Group, Inc.* (Electrical Equipment)	42	1,120
Atlantic Capital Bancshares, Inc.* (Banks)	18	180
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	80	157
Atlantic Union Bankshares (Banks)	69	1,557
Atlanticus Holdings Corp.* (Consumer Finance)	4	33
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	23	1,198
ATN International, Inc. (Diversified Telecommunication Services)	10	576
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	13	138
Atreca, Inc.* - Class A (Biotechnology)	19	246
AtriCure, Inc.* (Health Care Equipment & Supplies)	34	1,388
Atrion Corp. (Health Care Equipment & Supplies)	1	620
Auburn National Bancorp, Inc. (Banks)	2	91
Avalon GloboCare Corp.* (Health Care Providers & Services)	17	28
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	42	1,288
Avaya Holdings Corp.* - Class C (Software)	82	1,038
Avenue Therapeutics, Inc.* (Pharmaceuticals)	6	61
AVEO Pharmaceuticals, Inc.* (Biotechnology)	12	51
Avid Bioservices, Inc.* (Biotechnology)	50	371
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	28	230
Avient Corp. (Chemicals)	81	1,936
Avis Budget Group, Inc.* (Road & Rail)	47	1,217
Avista Corp. (Multi-Utilities)	59	2,191
Avrobio, Inc.* (Biotechnology)	27	458
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	29	853
Axcella Health, Inc.* (Biotechnology)	8	36
AxoGen, Inc.* (Health Care Equipment & Supplies)	32	364
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	27	1,144
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	51	1,143
Axsome Therapeutics, Inc.* (Pharmaceuticals)	24	1,711
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	35	168
Aytu BioScience, Inc.* (Pharmaceuticals)	19	26
AZZ, Inc. (Electrical Equipment)	23	726
B Riley Financial, Inc. (Capital Markets)	17	434
B&G Foods, Inc.(a) - Class A (Food Products)	56	1,619
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	26	1,628
Balchem Corp. (Chemicals)	28	2,807
Banc of California, Inc. (Banks)	39	418
BancFirst Corp. (Banks)	17	741
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	27	315
BancorpSouth Bank (Banks)	88	1,842
Bandwidth, Inc.* (Diversified Telecommunication Services)	17	2,461
Bank First Corp. (Banks)	6	373
Bank of Commerce Holdings (Banks)	14	106
Bank of Marin Bancorp (Banks)	12	377
Bank7 Corp. (Thrifts & Mortgage Finance)	3	30

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
BankFinancial Corp. (Thrifts & Mortgage Finance)	12	$87
BankUnited, Inc. (Banks)	81	1,631
Bankwell Financial Group, Inc. (Banks)	6	89
Banner Corp. (Banks)	31	1,098
Bar Harbor Bankshares (Banks)	14	278
Barnes Group, Inc. (Machinery)	42	1,549
Barrett Business Services, Inc. (Professional Services)	7	369
BayCom Corp.* (Banks)	10	103
BBX Capital Corp.* (Hotels, Restaurants & Leisure)	11	153
BCB Bancorp, Inc. (Banks)	13	105
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	48	1,496
Beam Therapeutics, Inc.* (Biotechnology)	11	213
Beazer Homes USA, Inc.* (Household Durables)	25	280
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	112	1,212
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	9	110
Belden, Inc. (Electronic Equipment, Instruments & Components)	39	1,232
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	3	39
Bellring Brands, Inc.* - Class A (Personal Products)	35	695
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	32	652
Benefitfocus, Inc.* (Software)	26	304
Benefytt Technologies, Inc.* (Insurance)	9	278
Berkshire Hills Bancorp, Inc. (Banks)	40	398
Berry Corp. (Oil, Gas & Consumable Fuels)	60	282
Beyond Air, Inc.* (Health Care Equipment & Supplies)	12	75
Beyondspring, Inc.* (Biotechnology)	12	132
BG Staffing, Inc. (Professional Services)	8	73
BGC Partners, Inc. - Class A (Capital Markets)	269	745
Big Lots, Inc. (Multiline Retail)	35	1,377
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	65
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	136	554
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	78	327
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	42	2,690
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	6	116
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	19	171
BioSpecifics Technologies Corp.* (Biotechnology)	6	376
BioTelemetry, Inc.* (Health Care Providers & Services)	30	1,277
Bioxcel Therapeutics, Inc.* (Biotechnology)	9	408
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	16	321
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	121	4,845
Black Diamond Therapeutics, Inc.* (Biotechnology)	11	306
Black Hills Corp. (Multi-Utilities)	56	3,239
Blackbaud, Inc. (Software)	44	2,752
Blackline, Inc.* (Software)	44	3,912
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	122	2,938
Bloom Energy Corp.* (Electrical Equipment)	75	912
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	77	887
Blucora, Inc.* (Capital Markets)	43	507
Blue Bird Corp.* (Machinery)	14	175
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	5	36
Blueprint Medicines Corp.* (Biotechnology)	48	3,512
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	21	152
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	59	1,510
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	5	39
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	39	564
Boise Cascade Co. (Paper & Forest Products)	35	1,631
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	17	309
Boot Barn Holdings, Inc.* (Specialty Retail)	25	484
Boston Omaha Corp.* - Class A (Media)	10	159
Boston Private Financial Holdings, Inc. (Banks)	72	424
Bottomline Technologies, Inc.* (Software)	38	1,834
Box, Inc.* - Class A (Software)	130	2,334
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	72	1,704
Brady Corp. - Class A (Commercial Services & Supplies)	43	1,977
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	24	325
Bridge Bancorp, Inc. (Banks)	15	271
Bridgebio Pharma, Inc.* (Biotechnology)	64	1,801
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	19	177
Bridgford Foods Corp.* (Food Products)	1	16
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	27	299
Brightcove, Inc.* (IT Services)	34	360
Brightsphere Investment Group, Inc. (Capital Markets)	55	739
Brightview Holdings, Inc.* (Commercial Services & Supplies)	28	339
Brinker International, Inc. (Hotels, Restaurants & Leisure)	39	1,049
Bristow Group, Inc.* (Energy Equipment & Services)	6	96
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	114	1,051
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	162	449

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	29	$1,324
Brookfield Renewable Corp.* - Class A (Equity Real Estate Investment Trusts)	37	1,663
Brookline Bancorp, Inc. (Banks)	69	662
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	64	3,485
BRP Group, Inc.* - Class A (Insurance)	18	314
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	9	93
Bryn Mawr Bank Corp. (Banks)	17	443
Builders FirstSource, Inc.* (Building Products)	102	2,416
Business First Bancshares, Inc. (Banks)	11	150
Byline Bancorp, Inc. (Banks)	21	272
C&F Financial Corp. (Banks)	3	88
Cabaletta Bio, Inc.* (Biotechnology)	11	126
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	26	3,920
Cactus, Inc. - Class A (Energy Equipment & Services)	42	950
Cadence Bancorp (Banks)	111	867
Cadiz, Inc.* (Water Utilities)	18	191
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	120	3,726
Caesarstone, Ltd. (Building Products)	20	229
CAI International, Inc.* (Trading Companies & Distributors)	15	258
CalAmp Corp.* (Communications Equipment)	30	236
Calavo Growers, Inc. (Food Products)	15	867
Caledonia Mining Corp. PLC (Metals & Mining)	10	229
Caleres, Inc. (Specialty Retail)	34	215
California Bancorp, Inc.* (Banks)	7	92
California Water Service Group (Water Utilities)	43	2,015
Calithera Biosciences, Inc.* (Biotechnology)	58	273
Calix, Inc.* (Communications Equipment)	43	882
Callaway Golf Co. (Leisure Products)	83	1,580
Cal-Maine Foods, Inc.* (Food Products)	28	1,230
Calyxt, Inc.* (Biotechnology)	9	40
Cambium Networks Corp.* (Communications Equipment)	5	61
Cambridge Bancorp (Banks)	6	325
Camden National Corp. (Banks)	13	412
Camping World Holdings, Inc. - Class A (Specialty Retail)	29	1,062
Cannae Holdings, Inc.* (Diversified Financial Services)	75	2,827
Cantel Medical Corp. (Health Care Equipment & Supplies)	34	1,607
Capital Bancorp, Inc.* (Banks)	7	74
Capital City Bank Group, Inc. (Banks)	12	226
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	117	1,129
Capstar Financial Holdings, Inc. (Banks)	14	142
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	84	517
Cara Therapeutics, Inc.* (Biotechnology)	36	592
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	31	945
Cardlytics, Inc.* (Media)	23	1,528
Cardtronics PLC* - Class A (IT Services)	32	715
CareDx, Inc.* (Biotechnology)	38	1,267
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	84	1,514
Cargurus, Inc.* (Interactive Media & Services)	76	2,196
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	19	261
Carpenter Technology Corp. (Metals & Mining)	42	939
Carriage Services, Inc. (Diversified Consumer Services)	15	332
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	31	190
Cars.com, Inc.* (Interactive Media & Services)	60	487
Carter Bank & Trust (Banks)	20	141
Casa Systems, Inc.* (Communications Equipment)	28	157
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	41	2,272
CASI Pharmaceuticals, Inc.* (Biotechnology)	48	93
Casper Sleep, Inc.* (Household Durables)	7	65
Cass Information Systems, Inc. (IT Services)	13	466
Cassava Sciences, Inc.* (Pharmaceuticals)	20	63
Castle Biosciences, Inc.* (Biotechnology)	9	348
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	16	92
Catalyst Biosciences, Inc.* (Biotechnology)	15	77
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	86	370
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	43	420
Cathay General Bancorp (Banks)	67	1,620
Cavco Industries, Inc.* (Household Durables)	8	1,603
CB Financial Services, Inc. (Banks)	4	69
CBIZ, Inc.* (Professional Services)	45	1,088
CBTX, Inc. (Banks)	16	253
CECO Environmental Corp.* (Commercial Services & Supplies)	27	181
Cellular Biomedicine Group, Inc.* (Biotechnology)	11	145
CEL-SCI Corp.* (Biotechnology)	29	363
Celsius Holdings, Inc.* (Beverages)	30	440
Centogene NV* (Biotechnology)	4	51
Central European Media Enterprises, Ltd.* - Class A (Media)	79	314
Central Garden & Pet Co.* (Household Products)	9	341
Central Garden & Pet Co.* - Class A (Household Products)	35	1,213
Central Pacific Financial Corp. (Banks)	24	373
Central Valley Community Bancorp (Banks)	9	118

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Century Aluminum Co.* (Metals & Mining)	45	$392
Century Bancorp, Inc. - Class A (Banks)	2	139
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	24	97
Century Communities, Inc.* (Household Durables)	26	926
Cerecor, Inc.* (Pharmaceuticals)	25	68
Cerence, Inc.* (Software)	32	1,269
Cerus Corp.* (Health Care Equipment & Supplies)	143	1,020
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	19	764
Champions Oncology, Inc.* (Life Sciences Tools & Services)	6	52
ChampionX Corp.* (Energy Equipment & Services)	164	1,561
ChannelAdvisor Corp.* (Software)	24	489
Chart Industries, Inc.* (Machinery)	32	2,193
Chase Corp. (Chemicals)	7	704
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	41	214
Checkpoint Therapeutics, Inc.* (Biotechnology)	36	81
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	22	254
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	17	94
ChemoCentryx, Inc.* (Biotechnology)	39	2,056
Chemung Financial Corp. (Banks)	3	81
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	13	120
Chesapeake Utilities Corp. (Gas Utilities)	14	1,183
Chiasma, Inc.* (Pharmaceuticals)	32	140
Chico's FAS, Inc. (Specialty Retail)	104	132
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	170	1,528
Chimerix, Inc.* (Biotechnology)	43	134
ChoiceOne Financial Services, Inc. (Banks)	6	171
ChromaDex Corp.* (Life Sciences Tools & Services)	36	182
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	34	4,709
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	15	239
Cidara Therapeutics, Inc.* (Biotechnology)	30	110
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	10	102
Cimpress PLC* (Commercial Services & Supplies)	16	1,600
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	44	660
Cinemark Holdings, Inc. (Entertainment)	94	1,111
CIRCOR International, Inc.* (Machinery)	18	472
CIT Group, Inc. (Banks)	87	1,650
Citi Trends, Inc. (Specialty Retail)	10	172
Citizens & Northern Corp. (Banks)	12	212
Citizens Holding Co. (Banks)	4	86
Citizens, Inc.* (Insurance)	44	253
City Holding Co. (Banks)	14	874
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	41	355
Civista Bancshares, Inc. (Banks)	14	184
Clarus Corp. (Leisure Products)	21	252
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	116	276
Clearfield, Inc.* (Communications Equipment)	10	186
Clearwater Paper Corp.* (Paper & Forest Products)	14	517
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	31	710
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	70	1,718
Cleveland-Cliffs, Inc. (Metals & Mining)	349	1,808
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	13	87
Cloudera, Inc.* (Software)	181	2,040
Clovis Oncology, Inc.*(a) (Biotechnology)	64	371
CNB Financial Corp. (Banks)	13	212
CNO Financial Group, Inc. (Insurance)	127	1,918
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	164	1,584
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	23	552
Coastal Financial Corp.* (Banks)	8	107
Coca-Cola Consolidated, Inc. (Beverages)	4	918
Codexis, Inc.* (Life Sciences Tools & Services)	47	556
Codorus Valley Bancorp, Inc. (Banks)	8	94
Coeur Mining, Inc.* (Metals & Mining)	214	1,697
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	38	3,423
Cohbar, Inc.* (Biotechnology)	22	33
Cohen & Steers, Inc. (Capital Markets)	22	1,324
Coherus Biosciences, Inc.* (Biotechnology)	51	897
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	36	678
Collectors Universe, Inc. (Diversified Consumer Services)	8	304
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	30	473
Colony Bankcorp, Inc. (Banks)	7	75
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	429	824
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	74	466
Columbia Banking System, Inc. (Banks)	63	1,823
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	43	517
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	101	1,208
Columbus McKinnon Corp. (Machinery)	20	663
Comfort Systems USA, Inc. (Construction & Engineering)	32	1,591
Commercial Metals Co. (Metals & Mining)	105	2,171
Community Bank System, Inc. (Banks)	45	2,530
Community Bankers Trust Corp. (Banks)	19	98

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Community Health Systems, Inc.* (Health Care Providers & Services)	75	$374
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	19	869
Community Trust Bancorp, Inc. (Banks)	14	429
CommVault Systems, Inc.* (Software)	37	1,631
Compass Minerals International, Inc. (Metals & Mining)	30	1,528
Computer Programs & Systems, Inc. (Health Care Technology)	11	271
CompX International, Inc. (Commercial Services & Supplies)	1	14
comScore, Inc.* (Media)	52	156
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	18	96
Comtech Telecommunications Corp. (Communications Equipment)	21	345
Concert Pharmaceuticals, Inc.* (Biotechnology)	25	232
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	24	90
Conduent, Inc.* (IT Services)	146	279
CONMED Corp. (Health Care Equipment & Supplies)	24	1,981
ConnectOne Bancorp, Inc. (Banks)	33	455
Conn's, Inc.* (Specialty Retail)	15	149
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	23	135
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	64	467
Consolidated Water Co., Ltd. (Water Utilities)	13	160
Constellation Pharmaceuticals, Inc.* (Biotechnology)	24	645
Construction Partners, Inc.* - Class A (Construction & Engineering)	17	281
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	79	141
ContraFect Corp.* (Biotechnology)	12	67
Cooper Tire & Rubber Co. (Auto Components)	45	1,398
Cooper-Standard Holding, Inc.* (Auto Components)	15	161
Corbus Pharmaceuticals Holdings, Inc.*(a) (Biotechnology)	59	370
Corcept Therapeutics, Inc.* (Pharmaceuticals)	85	1,271
Corecivic, Inc. (Equity Real Estate Investment Trusts)	106	944
Core-Mark Holding Co., Inc. (Distributors)	39	1,034
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	12	105
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	35	196
CorMedix, Inc.* (Pharmaceuticals)	23	102
Cornerstone Building Brands, Inc.* (Building Products)	39	221
Cornerstone OnDemand, Inc.* (Software)	54	1,918
Cortexyme, Inc.* (Biotechnology)	14	558
CorVel Corp.* (Health Care Providers & Services)	8	636
Costamare, Inc. (Marine)	44	200
County Bancorp, Inc. (Banks)	4	74
Covanta Holding Corp. (Commercial Services & Supplies)	105	1,033
Covenant Transportation Group, Inc.* - Class A (Road & Rail)	11	185
Covetrus, Inc.* (Health Care Providers & Services)	87	1,928
Cowen, Inc. - Class A (Capital Markets)	24	395
CRA International, Inc. (Professional Services)	7	292
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	21	2,320
Craft Brew Alliance, Inc.* (Beverages)	10	148
Crawford & Co. - Class A (Insurance)	14	103
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	24	333
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	59	2,120
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	32	208
CrossFirst Bankshares, Inc.* (Banks)	42	385
CryoLife, Inc.* (Health Care Equipment & Supplies)	33	641
CryoPort, Inc.* (Health Care Equipment & Supplies)	30	994
CSG Systems International, Inc. (IT Services)	29	1,222
CSW Industrials, Inc. (Building Products)	12	801
CTO Realty Growth, Inc. (Real Estate Management & Development)	4	159
CTS Corp. (Electronic Equipment, Instruments & Components)	28	556
Cubic Corp. (Aerospace & Defense)	28	1,176
Cue BioPharma, Inc.* (Biotechnology)	24	454
Curo Group Holdings Corp. (Consumer Finance)	16	112
Cushman & Wakefield PLC* (Real Estate Management & Development)	98	1,049
Customers Bancorp, Inc.* (Banks)	25	296
Cutera, Inc.* (Health Care Equipment & Supplies)	15	213
CVB Financial Corp. (Banks)	114	2,060
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	26	499
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	6	236
Cyclerion Therapeutics, Inc.* (Biotechnology)	20	76
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	61	217
Cytokinetics, Inc.* (Biotechnology)	49	1,059
Cytomx Therapeutics, Inc.* (Biotechnology)	40	280
CytoSorbents Corp.* (Health Care Equipment & Supplies)	30	287
Daily Journal Corp.* (Media)	1	284
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	33	138
Dana, Inc. (Auto Components)	128	1,463

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Darling Ingredients, Inc.* (Food Products)	142	$3,965
DASAN Zhone Solutions, Inc.* (Communications Equipment)	11	111
Daseke, Inc.* (Road & Rail)	40	167
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	41	506
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	33	1,530
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	25	5,230
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	26	199
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	55	961
Delmar Bancorp (Banks)	9	52
Deluxe Corp. (Commercial Services & Supplies)	37	1,045
Denali Therapeutics, Inc.* (Biotechnology)	56	1,312
Denny's Corp.* (Hotels, Restaurants & Leisure)	48	426
DermTech, Inc.* (Biotechnology)	7	74
Designer Brands, Inc. (Specialty Retail)	54	319
DHI Group, Inc.* (Interactive Media & Services)	43	108
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	99	562
Diamond Hill Investment Group, Inc. (Capital Markets)	3	342
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	24	211
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	176	813
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	57	1,226
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	62	432
Digi International, Inc.* (Communications Equipment)	25	303
Digimarc Corp.* (Software)	11	155
Digital Turbine, Inc.* (Software)	73	1,013
Dillard's, Inc.(a) - Class A (Multiline Retail)	7	165
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	25	294
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	14	636
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	37	1,904
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	210	818
DMC Global, Inc. (Machinery)	13	382
Domo, Inc.* (Software)	23	740
Domtar Corp. (Paper & Forest Products)	49	1,029
Donegal Group, Inc. - Class A (Insurance)	10	140
Donnelley Financial Solutions, Inc.* (Capital Markets)	27	234
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	31	265
Dorman Products, Inc.* (Auto Components)	24	1,962
Douglas Dynamics, Inc. (Machinery)	20	707
Dril-Quip, Inc.* (Energy Equipment & Services)	31	1,033
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	19	282
Ducommun, Inc.* (Aerospace & Defense)	10	360
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	10	74
Durect Corp.* (Pharmaceuticals)	175	343
DXP Enterprises, Inc.* (Trading Companies & Distributors)	14	236
Dyadic International, Inc.* (Biotechnology)	17	148
Dycom Industries, Inc.* (Construction & Engineering)	27	1,156
Dynavax Technologies Corp.* (Biotechnology)	79	641
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	20	309
Eagle Bancorp Montana, Inc. (Banks)	6	93
Eagle Bancorp, Inc. (Banks)	28	842
Eagle Bulk Shipping, Inc.* (Marine)	39	95
Eagle Pharmaceuticals, Inc.* (Biotechnology)	10	464
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	21	55
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	67	1,638
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	34	4,510
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	14	306
Ebix, Inc. (Software)	23	507
Echo Global Logistics, Inc.* (Air Freight & Logistics)	23	577
Edgewell Personal Care Co.* (Personal Products)	48	1,435
Editas Medicine, Inc.* (Biotechnology)	49	1,439
eGain Corp.* (Software)	18	178
eHealth, Inc.* (Insurance)	23	1,590
Eidos Therapeutics, Inc.* (Biotechnology)	10	401
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	21	211
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	16	316
Electromed, Inc.* (Health Care Equipment & Supplies)	6	100
elf Beauty, Inc.* (Personal Products)	23	411
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	36	423
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	8	88
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	24	67
EMCOR Group, Inc. (Construction & Engineering)	48	3,288
Emerald Holding, Inc. (Media)	22	60
Emergent BioSolutions, Inc.* (Biotechnology)	39	4,337
Employers Holdings, Inc. (Insurance)	26	846
Enanta Pharmaceuticals, Inc.* (Biotechnology)	17	779

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Encore Capital Group, Inc.* (Consumer Finance)	28	$1,023
Encore Wire Corp. (Electrical Equipment)	18	903
Endo International PLC* (Pharmaceuticals)	200	696
Endurance International Group Holdings, Inc.* (IT Services)	58	329
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	103	176
Energy Recovery, Inc.* (Machinery)	33	250
Enerpac Tool Group Corp. (Machinery)	48	907
EnerSys (Electrical Equipment)	38	2,556
Ennis, Inc. (Commercial Services & Supplies)	23	398
Enochian Biosciences, Inc.* (Biotechnology)	12	46
Enova International, Inc.* (Consumer Finance)	26	418
EnPro Industries, Inc. (Machinery)	18	859
Enstar Group, Ltd.* (Insurance)	11	1,847
Entercom Communications Corp. - Class A (Media)	104	146
Enterprise Bancorp, Inc. (Banks)	8	172
Enterprise Financial Services Corp. (Banks)	21	610
Entravision Communications Corp. - Class A (Media)	51	67
Envela Corp.* (Specialty Retail)	7	30
Envestnet, Inc.* (Software)	47	3,816
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	39	93
Epizyme, Inc.* (Biotechnology)	79	1,093
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	12	894
Equity Bancshares, Inc.* - Class A (Banks)	13	184
Eros International PLC* (Entertainment)	65	185
Escalade, Inc. (Leisure Products)	9	138
ESCO Technologies, Inc. (Machinery)	23	1,977
Esperion Therapeutics, Inc.*(a) (Biotechnology)	23	865
Esquire Financial Holdings, Inc.* (Banks)	6	93
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	8	101
Essent Group, Ltd. (Thrifts & Mortgage Finance)	96	3,439
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	81	1,304
Ethan Allen Interiors, Inc. (Household Durables)	21	249
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	13	87
Evans Bancorp, Inc. (Banks)	4	88
Evelo Biosciences, Inc.* (Biotechnology)	12	46
Eventbrite, Inc.* (Interactive Media & Services)	56	477
Everi Holdings, Inc.* (IT Services)	72	409
EverQuote, Inc.* - Class A (Interactive Media & Services)	12	653
EVERTEC, Inc. (IT Services)	53	1,646
EVI Industries, Inc.* (Trading Companies & Distributors)	4	101
Evo Payments, Inc.* (IT Services)	36	817
Evofem Biosciences, Inc.* (Pharmaceuticals)	41	123
Evolent Health, Inc.* (Health Care Technology)	67	781
Evolus, Inc.* (Pharmaceuticals)	19	62
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	25	66
Evoqua Water Technologies Corp.* (Machinery)	76	1,461
Exagen, Inc.* (Health Care Providers & Services)	4	50
Exicure, Inc.* (Biotechnology)	52	116
ExlService Holdings, Inc.* (IT Services)	30	1,922
eXp World Holdings, Inc.* (Real Estate Management & Development)	21	417
Exponent, Inc. (Professional Services)	45	3,782
Express, Inc.* (Specialty Retail)	56	57
Exterran Corp.* (Energy Equipment & Services)	23	114
Extreme Networks, Inc.* (Communications Equipment)	103	469
EZCORP, Inc.* - Class A (Consumer Finance)	43	246
Fabrinet* (Electronic Equipment, Instruments & Components)	32	2,324
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	34	85
Farmer Bros Co.* (Food Products)	14	70
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	9	193
Farmers National Bancorp (Banks)	23	249
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	23	159
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	16	957
Fate Therapeutics, Inc.* (Biotechnology)	55	1,720
FB Financial Corp. (Banks)	16	407
FBL Financial Group, Inc. - Class A (Insurance)	9	313
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	8	476
Federal Signal Corp. (Machinery)	53	1,638
Federated Hermes, Inc. - Class B (Capital Markets)	85	2,240
FedNat Holding Co. (Insurance)	11	103
Fennec Pharmaceuticals, Inc.* (Biotechnology)	19	160
Ferro Corp.* (Chemicals)	72	842
FibroGen, Inc.* (Biotechnology)	73	2,954
Fidelity D&D Bancorp, Inc. (Banks)	3	137
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	16	104
Financial Institutions, Inc. (Banks)	14	207
First Bancorp/Puerto Rico (Banks)	190	1,034
First Bancorp/Southern Pines NC (Banks)	25	517
First Bancshares, Inc. (Banks)	18	358
First Bank/Hamilton NJ (Banks)	15	98
First Busey Corp. (Banks)	45	770
First Business Financial Services, Inc. (Banks)	7	104

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
First Capital, Inc. (Thrifts & Mortgage Finance)	3	$161
First Choice Bancorp (Banks)	9	136
First Commonwealth Financial Corp. (Banks)	86	677
First Community Bancshares, Inc. (Banks)	15	293
First Community Corp. (Banks)	6	80
First Financial Bancorp (Banks)	86	1,197
First Financial Bankshares, Inc. (Banks)	114	3,412
First Financial Corp. (Banks)	12	401
First Foundation, Inc. (Banks)	35	538
First Guaranty Bancshares, Inc. (Banks)	3	35
First Internet Bancorp (Banks)	8	117
First Interstate BancSystem - Class A (Banks)	38	1,106
First Merchants Corp. (Banks)	48	1,173
First Mid Bancshares, Inc. (Banks)	13	317
First Midwest Bancorp, Inc. (Banks)	101	1,226
First Northwest Bancorp (Banks)	8	82
First of Long Island Corp. (Banks)	20	298
First Savings Financial Group, Inc. (Banks)	2	85
First United Corp. (Banks)	6	65
First Western Financial, Inc.* (Banks)	6	85
FirstCash, Inc. (Consumer Finance)	36	2,075
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	211	1,380
Five Prime Therapeutics, Inc.* (Biotechnology)	24	142
Five Star Senior Living* (Health Care Providers & Services)	17	77
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	32	1,004
Flexion Therapeutics, Inc.* (Biotechnology)	30	407
Fluent, Inc.* (Media)	37	67
Fluidigm Corp.* (Life Sciences Tools & Services)	62	436
Fluor Corp. (Construction & Engineering)	124	1,264
Flushing Financial Corp. (Banks)	24	266
FNCB Bancorp, Inc. (Banks)	15	84
Focus Financial Partners, Inc.* (Capital Markets)	28	1,035
FONAR Corp.* (Health Care Equipment & Supplies)	6	148
ForeScout Technologies, Inc.* (Software)	42	1,218
Forestar Group, Inc.* (Real Estate Management & Development)	15	260
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	67	1,932
Forrester Research, Inc.* (Professional Services)	10	351
Forterra, Inc.* (Construction Materials)	17	221
Fortress Biotech, Inc.* (Biotechnology)	52	144
Forward Air Corp. (Air Freight & Logistics)	25	1,300
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	41	136
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	18	247
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	62	1,562
Fox Factory Holding Corp.* (Auto Components)	34	3,026
Franchise Group, Inc. (Diversified Consumer Services)	17	417
Franklin Covey Co.* (Professional Services)	11	199
Franklin Electric Co., Inc. (Machinery)	41	2,216
Franklin Financial Network, Inc. (Banks)	12	317
Franklin Financial Services Corp. (Banks)	4	96
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	92	483
Frank's International N.V.* (Energy Equipment & Services)	137	312
Frequency Therapeutics, Inc.* (Biotechnology)	25	529
Fresh Del Monte Produce, Inc. (Food Products)	27	610
Freshpet, Inc.* (Food Products)	34	3,266
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	44	381
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	104	832
FRP Holdings, Inc.* (Real Estate Management & Development)	6	235
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	3	114
Fuelcell Energy, Inc.* (Electrical Equipment)	188	419
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	11	175
Fulgent Genetics, Inc.* (Health Care Providers & Services)	9	237
Fulton Financial Corp. (Banks)	142	1,377
Funko, Inc.* (Distributors)	21	116
FutureFuel Corp. (Chemicals)	23	303
FVCBankcorp, Inc.* (Banks)	10	99
G1 Therapeutics, Inc.* (Biotechnology)	30	440
Gaia, Inc.* (Internet & Direct Marketing Retail)	10	92
Galectin Therapeutics, Inc.* (Biotechnology)	33	86
Galera Therapeutics, Inc.* (Biotechnology)	8	56
GAMCO Investors, Inc. - Class A (Capital Markets)	5	59
GameStop Corp.* - Class A (Specialty Retail)	51	205
GAN, Ltd.* (Hotels, Restaurants & Leisure)	7	135
Gannett Co., Inc.* (Media)	116	172
GATX Corp. (Trading Companies & Distributors)	31	1,891
GCP Applied Technologies, Inc.* (Chemicals)	43	981
Genasys, Inc.* (Communications Equipment)	29	122
Genco Shipping & Trading, Ltd. (Marine)	15	102
Gencor Industries, Inc.* (Machinery)	8	96
General Finance Corp.* (Trading Companies & Distributors)	9	53
Genesco, Inc.* (Specialty Retail)	13	202
Genie Energy, Ltd. - Class B (Electric Utilities)	12	98

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	60	$1,072
Genprex, Inc.* (Biotechnology)	25	84
Gentherm, Inc.* (Auto Components)	29	1,124
Genworth Financial, Inc.* - Class A (Insurance)	446	910
German American Bancorp, Inc. (Banks)	22	626
Geron Corp.* (Biotechnology)	164	261
Getty Realty Corp. (Equity Real Estate Investment Trusts)	30	889
Gibraltar Industries, Inc.* (Building Products)	29	1,500
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	39	386
Glacier Bancorp, Inc. (Banks)	85	3,002
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	30	546
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	17	273
Glaukos Corp.* (Health Care Equipment & Supplies)	37	1,617
Global Indemnity, Ltd. (Insurance)	7	160
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	36	428
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	80	1,332
Global Water Resources, Inc. (Water Utilities)	11	114
GlobalSCAPE, Inc. (Software)	13	124
Glu Mobile, Inc.* (Entertainment)	115	1,086
GlycoMimetics, Inc.* (Biotechnology)	30	118
GMS, Inc.* (Trading Companies & Distributors)	37	867
Gogo, Inc.* (Wireless Telecommunication Services)	51	148
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	80	600
Gold Resource Corp. (Metals & Mining)	58	255
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	15	128
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	8	60
Goosehead Insurance, Inc.* (Insurance)	11	1,137
GoPro, Inc.* - Class A (Household Durables)	114	603
Gorman-Rupp Co. (Machinery)	16	484
Gossamer Bio, Inc.* (Biotechnology)	44	524
GP Strategies Corp.* (Professional Services)	12	89
Graham Corp. (Machinery)	9	118
Granite Construction, Inc. (Construction & Engineering)	41	695
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	48	326
Gray Television, Inc.* (Media)	79	1,133
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	18	155
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	56	468
Great Southern Bancorp, Inc. (Banks)	10	361
Great Western Bancorp, Inc. (Banks)	49	637
Green Brick Partners, Inc.* (Household Durables)	21	290
Green Dot Corp.* - Class A (Consumer Finance)	45	2,282
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	30	388
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	3	65
Greenhill & Co., Inc. (Capital Markets)	13	156
Greenlane Holdings, Inc.* - Class A (Distributors)	9	35
Greenlight Capital Re, Ltd.* - Class A (Insurance)	26	168
GreenSky, Inc.* - Class A (IT Services)	55	310
Greif, Inc. - Class A (Containers & Packaging)	23	800
Greif, Inc. - Class B (Containers & Packaging)	5	196
Grid Dynamics Holdings, Inc.* (IT Services)	19	127
Griffin Industrial Realty, Inc. (Real Estate Management & Development)	2	98
Griffon Corp. (Building Products)	33	755
Gritstone Oncology, Inc.* (Biotechnology)	26	83
Group 1 Automotive, Inc. (Specialty Retail)	15	1,260
Groupon, Inc.* (Internet & Direct Marketing Retail)	20	307
GrowGeneration Corp.* (Specialty Retail)	25	211
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14	80
GTT Communications, Inc.* (IT Services)	28	176
GTY Technology Holdings, Inc.* (Software)	39	127
Guaranty Bancshares, Inc. (Banks)	6	163
Guess?, Inc. (Specialty Retail)	39	403
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	141	142
GWG Holdings, Inc.* (Diversified Financial Services)	3	20
H&E Equipment Services, Inc. (Trading Companies & Distributors)	28	493
H.B. Fuller Co. (Chemicals)	45	2,040
Halozyme Therapeutics, Inc.* (Biotechnology)	120	3,262
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	6	91
Hamilton Lane, Inc. (Capital Markets)	19	1,373
Hancock Whitney Corp. (Banks)	76	1,449
Hanger, Inc.* (Health Care Providers & Services)	33	576
Hanmi Financial Corp. (Banks)	27	249
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	62	2,172
HarborOne Bancorp, Inc. (Banks)	47	407
Harmonic, Inc.* (Communications Equipment)	84	469
Harpoon Therapeutics, Inc.* (Biotechnology)	9	99
Harrow Health, Inc.* (Pharmaceuticals)	20	110
Harsco Corp.* (Machinery)	69	1,101
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	33	103

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Haverty Furniture Cos., Inc. (Specialty Retail)	15	$213
Hawaiian Holdings, Inc. (Airlines)	40	476
Hawkins, Inc. (Chemicals)	9	464
Hawthorn Bancshares, Inc. (Banks)	5	83
Haynes International, Inc. (Metals & Mining)	11	202
HBT Financial, Inc. (Banks)	9	108
HC2 Holdings, Inc.* (Construction & Engineering)	39	106
HCI Group, Inc. (Insurance)	5	223
Health Catalyst, Inc.* (Health Care Technology)	29	1,012
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	119	3,487
Healthcare Services Group, Inc. (Commercial Services & Supplies)	66	1,729
HealthEquity, Inc.* (Health Care Providers & Services)	62	3,196
HealthStream, Inc.* (Health Care Technology)	23	505
Heartland Express, Inc. (Road & Rail)	40	811
Heartland Financial USA, Inc. (Banks)	31	968
Hecla Mining Co. (Metals & Mining)	461	2,544
Heidrick & Struggles International, Inc. (Professional Services)	17	344
Helen of Troy, Ltd.* (Household Durables)	22	4,141
Helios Technologies, Inc. (Machinery)	26	984
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	126	528
Hemisphere Media Group, Inc.* (Media)	14	123
Herc Holdings, Inc.* (Trading Companies & Distributors)	21	704
Heritage Commerce Corp. (Banks)	51	346
Heritage Financial Corp. (Banks)	32	605
Heritage Insurance Holdings, Inc. (Insurance)	22	261
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	13	181
Herman Miller, Inc. (Commercial Services & Supplies)	52	1,218
Heron Therapeutics, Inc.* (Biotechnology)	77	1,254
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	30	143
Hertz Global Holdings, Inc.* (Road & Rail)	77	112
Heska Corp.* (Health Care Equipment & Supplies)	6	577
HF Foods Group, Inc.* (Food & Staples Retailing)	31	275
Hibbett Sports, Inc.* (Specialty Retail)	15	348
Hillenbrand, Inc. (Machinery)	65	1,900
Hilltop Holdings, Inc. (Banks)	64	1,246
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	75	1,523
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	1	176
HMS Holdings Corp.* (Health Care Technology)	78	2,535
HNI Corp. (Commercial Services & Supplies)	38	1,129
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	7	164
Home BancShares, Inc. (Banks)	135	2,205
HomeStreet, Inc. (Thrifts & Mortgage Finance)	20	529
HomeTrust Bancshares, Inc. (Banks)	14	202
Homology Medicines, Inc.* (Biotechnology)	30	395
Hooker Furniture Corp. (Household Durables)	10	214
Hookipa Pharma, Inc.* (Biotechnology)	11	106
Hope Bancorp, Inc. (Banks)	104	877
Horace Mann Educators Corp. (Insurance)	37	1,390
Horizon Bancorp, Inc. (Banks)	38	384
Hostess Brands, Inc.* (Food Products)	108	1,369
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	93	275
Houlihan Lokey, Inc. (Capital Markets)	39	2,136
Howard Bancorp, Inc.* (Banks)	12	114
Hub Group, Inc.* - Class A (Air Freight & Logistics)	29	1,533
Hudson, Ltd.* - Class A (Specialty Retail)	35	153
Hurco Cos., Inc. (Machinery)	6	166
Huron Consulting Group, Inc.* (Professional Services)	20	954
Hyster-Yale Materials Handling, Inc. (Machinery)	9	336
I3 Verticals, Inc.* - Class A (IT Services)	13	314
iBio, Inc.* (Biotechnology)	42	186
iCAD, Inc.* (Health Care Technology)	18	166
ICF International, Inc. (Professional Services)	16	1,082
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	20	656
Ideaya Biosciences, Inc.* (Biotechnology)	11	139
IDT Corp.* - Class B (Diversified Telecommunication Services)	13	85
IES Holdings, Inc.* (Construction & Engineering)	7	167
IGM Biosciences, Inc.* (Biotechnology)	6	302
iHeartMedia, Inc.* - Class A (Media)	53	443
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	88	4,464
IMARA, Inc.* (Pharmaceuticals)	4	81
IMAX Corp.* (Entertainment)	44	497
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	16	108
Immunic, Inc.* (Biotechnology)	3	52
ImmunoGen, Inc.* (Biotechnology)	152	625
Immunovant, Inc.* (Biotechnology)	17	384
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	15	354
Independence Holding Co. (Insurance)	4	132
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	84	966
Independent Bank Corp. (Banks)	19	265
Independent Bank Corp. (Banks)	29	1,871
Independent Bank Group, Inc. (Banks)	33	1,450
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	57	1,203

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Infinera Corp.* (Communications Equipment)	138	$1,089
Information Services Group, Inc.* (IT Services)	31	64
Infusystem Holdings, Inc.* (Health Care Providers & Services)	13	159
Ingevity Corp.* (Chemicals)	37	2,164
Ingles Markets, Inc. (Food & Staples Retailing)	13	523
Innospec, Inc. (Chemicals)	22	1,654
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	15	1,563
Innoviva, Inc.* (Pharmaceuticals)	56	759
Inogen, Inc.* (Health Care Equipment & Supplies)	16	491
Inovalon Holdings, Inc.* (Health Care Technology)	65	1,529
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	127	2,469
Inseego Corp.* (Communications Equipment)	60	809
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	31	1,545
Insmed, Inc.* (Biotechnology)	89	2,325
Insperity, Inc. (Professional Services)	32	2,140
Inspire Medical Systems, Inc.* (Health Care Technology)	23	2,285
Installed Building Products, Inc.* (Household Durables)	20	1,582
Insteel Industries, Inc. (Building Products)	16	298
Integer Holdings Corp.* (Health Care Equipment & Supplies)	29	1,907
Intellia Therapeutics, Inc.* (Biotechnology)	39	695
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	14	102
Intelligent Systems Corp.* (Software)	6	182
Inter Parfums, Inc. (Personal Products)	16	654
Intercept Pharmaceuticals, Inc.* (Biotechnology)	23	1,050
InterDigital, Inc. (Communications Equipment)	27	1,620
Interface, Inc. (Commercial Services & Supplies)	52	415
International Bancshares Corp. (Banks)	47	1,430
International Game Technology PLC (Hotels, Restaurants & Leisure)	88	868
International Money Express, Inc.* (IT Services)	12	162
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	22	380
Intersect ENT, Inc.* (Pharmaceuticals)	29	499
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	20	118
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	49	971
Intrepid Potash, Inc.* (Chemicals)	85	77
IntriCon Corp.* (Health Care Equipment & Supplies)	7	76
Invacare Corp. (Health Care Equipment & Supplies)	30	211
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	160	491
Investar Holding Corp. (Banks)	9	120
Investors Bancorp, Inc. (Banks)	204	1,656
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	11	795
Investors Title Co. (Insurance)	1	115
Invitae Corp.* (Biotechnology)	102	2,977
Iradimed Corp.* (Health Care Equipment & Supplies)	5	111
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	24	2,988
Iridium Communications, Inc.* (Diversified Telecommunication Services)	104	2,849
iRobot Corp.* (Household Durables)	24	1,745
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	141	1,293
iStar, Inc. (Equity Real Estate Investment Trusts)	66	766
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	36	167
Itron, Inc.* (Electronic Equipment, Instruments & Components)	35	2,435
IVERIC bio, Inc.* (Biotechnology)	40	160
J & J Snack Foods Corp. (Food Products)	13	1,601
j2 Global, Inc.* (Software)	41	2,326
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	20	1,642
James River Group Holdings, Ltd. (Insurance)	26	1,204
Jeld-Wen Holding, Inc.* (Building Products)	60	1,176
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	20	280
John B. Sanfilippo & Son, Inc. (Food Products)	8	705
John Bean Technologies Corp. (Machinery)	28	2,625
Johnson Outdoors, Inc. - Class A (Leisure Products)	5	438
Jounce Therapeutics, Inc.* (Biotechnology)	15	69
K12, Inc.* (Diversified Consumer Services)	35	1,603
Kadant, Inc. (Machinery)	10	1,085
Kadmon Holdings, Inc.* (Biotechnology)	143	523
Kaiser Aluminum Corp. (Metals & Mining)	14	867
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	35	306
Kaleido Biosciences, Inc.* (Pharmaceuticals)	9	54
KalVista Pharmaceuticals, Inc.* (Biotechnology)	12	118
Kaman Corp. - Class A (Trading Companies & Distributors)	24	948
KAR Auction Services, Inc. (Commercial Services & Supplies)	114	1,725
Karuna Therapeutics, Inc.* (Biotechnology)	14	1,145
Karyopharm Therapeutics, Inc.* (Biotechnology)	62	995
KB Home (Household Durables)	78	2,624
KBR, Inc. (IT Services)	126	2,803
Kearny Financial Corp. (Thrifts & Mortgage Finance)	67	539

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Kelly Services, Inc. - Class A (Professional Services)	30	$444
Kennametal, Inc. (Machinery)	73	1,968
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	108	1,602
Keros Therapeutics, Inc.* (Biotechnology)	6	193
Kezar Life Sciences, Inc.* (Biotechnology)	23	101
Kforce, Inc. (Professional Services)	17	490
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	21	279
Kimball International, Inc. - Class B (Commercial Services & Supplies)	32	350
Kindred Biosciences, Inc.* (Biotechnology)	33	109
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	17	332
Kinsale Capital Group, Inc. (Insurance)	18	3,507
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	73	721
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	25	416
Knoll, Inc. (Commercial Services & Supplies)	44	515
Knowles Corp.* (Electronic Equipment, Instruments & Components)	78	1,190
Kodiak Sciences, Inc.* (Biotechnology)	25	1,158
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	46	881
Koppers Holdings, Inc.* (Chemicals)	18	453
Korn Ferry (Professional Services)	48	1,349
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	356	573
Kraton Corp.* (Chemicals)	28	368
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	94	1,693
Kronos Worldwide, Inc. (Chemicals)	20	225
Krystal Biotech, Inc.* (Biotechnology)	11	454
Kura Oncology, Inc.* (Biotechnology)	47	773
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	3	31
KVH Industries, Inc.* (Communications Equipment)	14	114
L B Foster Co.* - Class A (Machinery)	9	127
La Jolla Pharmaceutical Co.* (Biotechnology)	16	64
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	93	723
Lakeland Bancorp, Inc. (Banks)	43	438
Lakeland Financial Corp. (Banks)	21	929
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	7	166
Lancaster Colony Corp. (Food Products)	17	2,696
Landec Corp.* (Food Products)	23	217
Landmark Bancorp, Inc. (Banks)	3	62
Lands' End, Inc.* (Internet & Direct Marketing Retail)	10	86
Lannett Co., Inc.* (Pharmaceuticals)	28	167
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	59	795
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	119	3,700
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	95	1,205
Lawson Products, Inc.* (Trading Companies & Distributors)	4	120
La-Z-Boy, Inc. (Household Durables)	39	1,110
LCI Industries (Auto Components)	22	2,768
LCNB Corp. (Banks)	11	138
Legacy Housing Corp.* (Household Durables)	7	96
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	15	440
LendingClub Corp.* (Consumer Finance)	61	318
Level One Bancorp, Inc. (Banks)	5	81
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	35	68
Lexington Realty Trust (Equity Real Estate Investment Trusts)	226	2,622
LGI Homes, Inc.* (Household Durables)	20	2,282
LHC Group, Inc.* (Health Care Providers & Services)	27	5,267
Liberty Latin America, Ltd.* - Class A (Media)	41	421
Liberty Latin America, Ltd.* - Class C (Media)	99	1,013
Liberty Media Corp.* - Class A (Entertainment)	9	170
Liberty Media Corp.* - Class C (Entertainment)	32	597
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	56	316
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	64	159
Lifetime Brands, Inc. (Household Durables)	11	78
Lifevantage Corp.* (Personal Products)	12	154
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	13	1,523
Limelight Networks, Inc.* (IT Services)	103	646
Limestone Bancorp, Inc.* (Banks)	4	42
Limoneira Co. (Food Products)	14	189
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	23	167
Lindsay Corp. (Machinery)	10	970
Liquidia Technologies, Inc.* (Pharmaceuticals)	18	100
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	25	129
Lithia Motors, Inc. - Class A (Specialty Retail)	19	4,355
LivaNova PLC* (Health Care Equipment & Supplies)	43	2,001
Live Oak Bancshares, Inc. (Banks)	25	425
Livent Corp.* (Chemicals)	130	815
LivePerson, Inc.* (Software)	54	2,321
LiveRamp Holdings, Inc.* (IT Services)	58	2,643
LiveXLive Media, Inc.* (Entertainment)	27	82
LogicBio Therapeutics, Inc.* (Biotechnology)	11	86
Loral Space & Communications, Inc. (Media)	11	200

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Louisiana-Pacific Corp. (Paper & Forest Products)	100	$3,166
LSI Industries, Inc. (Electrical Equipment)	23	135
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	34	1,263
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	25	558
Luminex Corp. (Life Sciences Tools & Services)	38	1,383
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	26	147
Luther Burbank Corp. (Thrifts & Mortgage Finance)	16	153
Luxfer Holdings PLC (Machinery)	25	318
Lydall, Inc.* (Machinery)	15	243
Lyra Therapeutics, Inc.* (Pharmaceuticals)	4	54
M.D.C. Holdings, Inc. (Household Durables)	45	2,017
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	42	1,775
M/I Homes, Inc.* (Household Durables)	25	1,041
Macatawa Bank Corp. (Banks)	23	166
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	80	1,154
Mackinac Financial Corp. (Banks)	8	73
MacroGenics, Inc.* (Biotechnology)	42	1,067
Macy's, Inc.(a) (Multiline Retail)	276	1,672
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	8	821
Magellan Health, Inc.* (Health Care Providers & Services)	21	1,558
Magenta Therapeutics, Inc.* (Biotechnology)	15	105
Magnite, Inc.* (Internet & Direct Marketing Retail)	91	546
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	111	664
Mainstreet Bancshares, Inc.* (Banks)	6	78
Majesco* (Software)	7	91
Malibu Boats, Inc.* (Leisure Products)	18	1,058
Mallinckrodt PLC*(a) (Pharmaceuticals)	75	167
MannKind Corp.* (Biotechnology)	188	293
ManTech International Corp. - Class A (IT Services)	24	1,670
Marcus & Millichap, Inc.* (Real Estate Management & Development)	21	572
Marine Products Corp. (Leisure Products)	6	77
MarineMax, Inc.* (Specialty Retail)	18	499
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	75	126
Marker Therapeutics, Inc.* (Biotechnology)	26	52
Marlin Business Services Corp. (Diversified Financial Services)	7	51
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	36	3,048
Marrone Bio Innovations, Inc.* (Chemicals)	59	65
Marten Transport, Ltd. (Road & Rail)	35	932
Masonite International Corp.* (Building Products)	22	1,856
MasTec, Inc.* (Construction & Engineering)	50	1,989
Mastech Digital, Inc.* (Professional Services)	3	65
MasterCraft Boat Holdings, Inc.* (Leisure Products)	16	331
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	97	842
Materion Corp. (Metals & Mining)	18	1,034
Matrix Service Co.* (Energy Equipment & Services)	23	201
Matson, Inc. (Marine)	38	1,385
Matthews International Corp. - Class A (Commercial Services & Supplies)	27	583
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	6	62
MAX Holdings, Inc. (Real Estate Management & Development)	16	518
Maxar Technologies, Inc. (Aerospace & Defense)	53	943
MAXIMUS, Inc. (IT Services)	54	4,008
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	59	1,496
Mayville Engineering Co., Inc.* (Metals & Mining)	6	46
MBIA, Inc.* (Insurance)	61	489
McGrath RentCorp (Commercial Services & Supplies)	21	1,218
MediciNova, Inc.* (Biotechnology)	37	230
Medifast, Inc. (Personal Products)	10	1,671
MEDNAX, Inc.* (Health Care Providers & Services)	73	1,459
Medpace Holdings* (Life Sciences Tools & Services)	24	2,865
MEI Pharma, Inc.* (Biotechnology)	91	253
MeiraGTx Holdings PLC* (Biotechnology)	18	234
Menlo Therapeutics, Inc.* (Pharmaceuticals)	93	150
Mercantile Bank Corp. (Banks)	14	298
Merchants Bancorp (Thrifts & Mortgage Finance)	8	147
Meredith Corp. (Media)	35	503
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	41	468
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	37	906
Meridian Corp. (Banks)	5	75
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	48	2,147
Meritage Homes Corp.* (Household Durables)	33	3,273
Meritor, Inc.* (Machinery)	61	1,388
Mersana Therapeutics, Inc.* (Biotechnology)	41	815
Mesa Air Group, Inc.* (Airlines)	26	81
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	4	948
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	29	541
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	32	902
Metrocity Bankshares, Inc. (Banks)	15	202
Metropolitan Bank Holding Corp.* (Banks)	6	177

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares		Value
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	401		$1,055
MGE Energy, Inc. (Electric Utilities)	31		2,056
MGP Ingredients, Inc. (Beverages)	11		399
MicroStrategy, Inc.* - Class A (Software)	7		867
Mid Penn Bancorp, Inc. (Banks)	6		115
Middlefield Banc Corp. (Banks)	5		88
Middlesex Water Co. (Water Utilities)	15		961
Midland States Bancorp, Inc. (Banks)	19		268
MidwestOne Financial Group, Inc. (Banks)	13		235
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	31		60
Miller Industries, Inc. (Machinery)	10		284
Mimecast, Ltd.* (Software)	50		2,347
Minerals Technologies, Inc. (Chemicals)	30		1,406
Minerva Neurosciences, Inc.* (Biotechnology)	29		101
Mirati Therapeutics, Inc.* (Biotechnology)	32		3,881
Mirum Pharmaceuticals, Inc.* (Biotechnology)	5		110
Misonix, Inc.* (Health Care Equipment & Supplies)	13		162
Mistras Group, Inc.* (Professional Services)	17		60
Mitek System, Inc.* (Software)	35		359
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	4		99
MobileIron, Inc.* (Software)	85		530
Model N, Inc.* (Software)	30		1,154
Modine Manufacturing Co.* (Auto Components)	44		239
Moelis & Co. (Capital Markets)	47		1,400
Molecular Templates, Inc.* (Biotechnology)	21		230
Momenta Pharmaceuticals, Inc.* (Biotechnology)	104		3,066
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	11		398
MoneyGram International, Inc.* (IT Services)	55		191
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	84		1,212
Monro, Inc. (Specialty Retail)	29		1,633
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	19		82
Moog, Inc. - Class A (Aerospace & Defense)	27		1,450
Morgan Group Holding Co.* (Diversified Consumer Services)	–	†	1
Morphic Holding, Inc.* (Biotechnology)	12		270
Motorcar Parts of America, Inc.* (Auto Components)	17		283
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	14		135
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	68		1,110
MRC Global, Inc.* (Trading Companies & Distributors)	69		411
MSG Networks, Inc.* - Class A (Media)	35		334
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	17		315
Mueller Industries, Inc. (Machinery)	49		1,370
Mueller Water Products, Inc. - Class A (Machinery)	139		1,407
Murphy USA, Inc.* (Specialty Retail)	24		3,178
Mustang Bio, Inc.* (Biotechnology)	25		77
MVB Financial Corp. (Banks)	9		119
Myers Industries, Inc. (Containers & Packaging)	32		482
Myokardia, Inc.* (Pharmaceuticals)	44		3,965
MYR Group, Inc.* (Construction & Engineering)	14		513
Myriad Genetics, Inc.* (Biotechnology)	63		760
Nabors Industries, Ltd.* (Energy Equipment & Services)	6		254
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	3		66
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	33		1,192
Nanthealth, Inc.* (Health Care Technology)	24		108
Nantkwest, Inc.* (Biotechnology)	25		280
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	10		264
Natera, Inc.* (Biotechnology)	62		2,976
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	3		153
National Bank Holdings Corp. (Banks)	26		722
National Bankshares, Inc. (Banks)	6		150
National Beverage Corp.* (Beverages)	10		642
National CineMedia, Inc. (Media)	55		136
National Energy Services Reunited Corp.* (Energy Equipment & Services)	18		120
National General Holdings Corp. (Insurance)	60		2,039
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	38		2,356
National Healthcare Corp. (Health Care Providers & Services)	11		653
National Presto Industries, Inc. (Aerospace & Defense)	5		427
National Research Corp. (Health Care Providers & Services)	12		686
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	55		1,695
National Vision Holdings, Inc.* (Specialty Retail)	71		2,271
National Western Life Group, Inc. - Class A (Insurance)	2		390
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	8		127
Nature's Sunshine Products, Inc.* (Personal Products)	8		76
Natus Medical, Inc.* (Health Care Equipment & Supplies)	30		557
Nautilus, Inc.* (Leisure Products)	26		271
Navient Corp. (Consumer Finance)	169		1,345
Navistar International Corp.* (Machinery)	44		1,409
NBT Bancorp, Inc. (Banks)	38		1,132
Neenah, Inc. (Paper & Forest Products)	15		669
Nelnet, Inc. - Class A (Consumer Finance)	16		928
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	6		38

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Neogen Corp.* (Health Care Equipment & Supplies)	47	$3,607
NeoGenomics, Inc.* (Life Sciences Tools & Services)	92	3,518
Neoleukin Therapeutics, Inc.* (Biotechnology)	26	252
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	43	392
Nesco Holdings, Inc.* (Trading Companies & Distributors)	12	40
NETGEAR, Inc.* (Communications Equipment)	26	800
NetScout Systems, Inc.* (Communications Equipment)	63	1,604
Neubase Therapeutics, Inc.* (Biotechnology)	15	112
Neurobo Pharmaceuticals, Inc.* (Biotechnology)	4	26
Nevro Corp.* (Health Care Equipment & Supplies)	30	3,988
New Age Beverages Corp.* (Beverages)	78	177
New Jersey Resources Corp. (Gas Utilities)	84	2,609
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	72	245
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	335	878
Newmark Group, Inc. (Real Estate Management & Development)	126	513
Newpark Resources, Inc.* (Energy Equipment & Services)	79	149
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	19	726
NextCure, Inc.* (Biotechnology)	15	134
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	19	29
NextGen Healthcare, Inc.* (Health Care Technology)	49	716
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	143	360
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	21	384
NI Holdings, Inc.* (Insurance)	8	132
NIC, Inc. (IT Services)	58	1,271
Nicolet Bankshares, Inc.* (Banks)	8	448
NL Industries, Inc. (Commercial Services & Supplies)	7	26
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	30	695
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	59	916
NN, Inc. (Machinery)	37	195
Noodles & Co.* (Hotels, Restaurants & Leisure)	28	195
Nordic American Tankers, Ltd.(a) (Oil, Gas & Consumable Fuels)	127	578
Northeast Bank (Banks)	7	133
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	39	375
Northrim Bancorp, Inc. (Banks)	6	138
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	104	1,024
Northwest Natural Holding Co. (Gas Utilities)	27	1,444
Northwest Pipe Co.* (Construction & Engineering)	8	199
NorthWestern Corp. (Multi-Utilities)	45	2,532
Norwood Financial Corp. (Banks)	5	121
Novagold Resources, Inc.* (Metals & Mining)	210	1,915
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	30	3,111
Novavax, Inc.* (Biotechnology)	51	7,297
NOW, Inc.* (Trading Companies & Distributors)	97	764
NuVasive, Inc.* (Health Care Equipment & Supplies)	45	2,571
NV5 Global, Inc.* (Construction & Engineering)	9	511
NVE Corp. (Semiconductors & Semiconductor Equipment)	4	217
Nymox Pharmaceutical Corp.* (Biotechnology)	35	113
Oak Valley Bancorp (Banks)	6	77
Oceaneering International, Inc.* (Energy Equipment & Services)	88	495
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	51	781
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	1	25
Ocular Therapeutix, Inc.* (Pharmaceuticals)	45	353
Odonate Therapeutics, Inc.* (Pharmaceuticals)	12	436
Office Properties Income Trust (Equity Real Estate Investment Trusts)	42	1,056
OFG Bancorp (Banks)	45	589
Ohio Valley Banc Corp. (Banks)	4	79
O-I Glass, Inc. (Containers & Packaging)	138	1,442
Oil States International, Inc.* (Energy Equipment & Services)	53	237
Oil-Dri Corp. of America (Household Products)	5	174
Old National Bancorp (Banks)	145	2,029
Old Second Bancorp, Inc. (Banks)	25	208
Olympic Steel, Inc. (Metals & Mining)	8	85
Omega Flex, Inc. (Machinery)	3	365
Omeros Corp.* (Pharmaceuticals)	46	590
Omnicell, Inc.* (Health Care Technology)	38	2,671
Oncocyte Corp.* (Biotechnology)	38	51
ONE Gas, Inc. (Gas Utilities)	46	3,483
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	14	238
OneSpan, Inc.* (Software)	29	903
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	40	222
Onewater Marine, Inc.* (Specialty Retail)	4	100
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	42	1,588
Ontrak, Inc.* (Health Care Providers & Services)	7	268

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Ooma, Inc.* (Diversified Telecommunication Services)	18	$273
OP Bancorp (Thrifts & Mortgage Finance)	11	68
OPKO Health, Inc.*(a) (Biotechnology)	351	1,808
Oportun Financial Corp.* (Consumer Finance)	17	243
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	8	170
OptimizeRx Corp.* (Health Care Technology)	13	184
Optinose, Inc.* (Pharmaceuticals)	27	138
Option Care Health, Inc.* (Health Care Providers & Services)	30	353
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	55	998
ORBCOMM, Inc.* (Diversified Telecommunication Services)	65	274
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	59	303
Organogenesis Holdings, Inc.* (Biotechnology)	18	66
Orgenesis, Inc.* (Biotechnology)	16	88
ORIC Pharmaceuticals, Inc.* (Biotechnology)	8	161
Origin Bancorp, Inc. (Banks)	19	451
Orion Energy Systems, Inc.* (Electrical Equipment)	24	95
Orion Engineered Carbons SA (Chemicals)	53	541
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	35	2,083
Orrstown Financial Services, Inc. (Banks)	10	136
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	16	491
Orthopediatrics Corp.*(a) (Health Care Equipment & Supplies)	11	464
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	15	1,064
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	11	59
Otter Tail Corp. (Electric Utilities)	35	1,339
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	58	134
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	36	2,721
Ovid Therapeutics, Inc.* (Biotechnology)	38	245
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	231	2,239
Owens & Minor, Inc. (Health Care Providers & Services)	55	884
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	14	601
Oyster Point Pharma, Inc.* (Biotechnology)	4	89
P.H. Glatfelter Co. (Paper & Forest Products)	39	621
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	129	481
Pacific Premier Bancorp, Inc. (Banks)	74	1,555
Pacira BioSciences, Inc.* (Pharmaceuticals)	37	1,946
PAE, Inc.* (Aerospace & Defense)	52	410
Palomar Holdings, Inc.* (Insurance)	17	1,553
PAM Transportation Services, Inc.* (Road & Rail)	2	56
Pangaea Logistics Solutions, Ltd. (Marine)	9	18
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	29	2,745
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	35	259
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	14	431
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	36	157
Park Aerospace Corp. (Aerospace & Defense)	17	183
Park City Group, Inc.* (Software)	11	48
Park National Corp. (Banks)	13	1,115
Parke BanCorp, Inc. (Banks)	9	105
Park-Ohio Holdings Corp. (Machinery)	8	115
Parsons Corp.* (Aerospace & Defense)	20	697
Passage Bio, Inc.* (Biotechnology)	12	188
Patrick Industries, Inc. (Building Products)	20	1,279
Patterson Cos., Inc. (Health Care Providers & Services)	75	1,992
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	162	628
PAVmed, Inc.* (Health Care Equipment & Supplies)	32	64
Paysign, Inc.* (IT Services)	27	252
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	85	738
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	10	437
PCB BanCorp (Banks)	11	101
PCSB Financial Corp. (Thrifts & Mortgage Finance)	13	145
PCTEL, Inc. (Communications Equipment)	16	105
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	88	1,255
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	26	639
PDL BioPharma, Inc.* (Biotechnology)	100	318
PDL Community Bancorp* (Thrifts & Mortgage Finance)	7	64
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	55	172
Peapack Gladstone Financial Corp. (Banks)	16	260
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	115	1,219
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	118	3,994
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	12	119
Penns Woods Bancorp, Inc. (Banks)	6	121
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	41	1,979
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	88	1,659
Peoples Bancorp of North Carolina, Inc. (Banks)	4	66
Peoples Bancorp, Inc. (Banks)	16	321
Peoples Financial Services Corp. (Banks)	6	215

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Perdoceo Education Corp.* (Diversified Consumer Services)	61	$878
Perficient, Inc.* (IT Services)	29	1,137
Performance Food Group Co.* (Food & Staples Retailing)	116	3,250
Personalis, Inc.* (Life Sciences Tools & Services)	17	296
Perspecta, Inc. (IT Services)	123	2,632
Petiq, Inc.* (Health Care Providers & Services)	18	657
PetMed Express, Inc. (Internet & Direct Marketing Retail)	17	530
Pfenex, Inc.* (Biotechnology)	30	213
PFSweb, Inc.* (IT Services)	12	95
PGT Innovations, Inc.* (Building Products)	51	871
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	13	52
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	9	299
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	18	418
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	56	665
Phreesia, Inc.* (Health Care Technology)	25	752
Physicians Realty Trust (Equity Real Estate Investment Trusts)	179	3,229
PICO Holdings, Inc.* (Commercial Services & Supplies)	15	122
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	112	1,816
Pieris Pharmaceuticals, Inc.* (Biotechnology)	44	113
Ping Identity Holding Corp.* (Software)	22	756
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	10	87
Piper Sandler Cos. (Capital Markets)	15	929
Pitney Bowes, Inc. (Commercial Services & Supplies)	153	511
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	34	108
PJT Partners, Inc. - Class A (Capital Markets)	21	1,124
Plantronics, Inc. (Communications Equipment)	30	600
Playags, Inc.* (Hotels, Restaurants & Leisure)	24	81
Plexus Corp.* (Electronic Equipment, Instruments & Components)	25	1,857
Plug Power, Inc.*(a) (Electrical Equipment)	286	2,205
Plumas BanCorp (Banks)	4	83
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	13	173
PNM Resources, Inc. (Electric Utilities)	70	2,956
Portland General Electric Co. (Electric Utilities)	80	3,529
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	58	2,483
Powell Industries, Inc. (Electrical Equipment)	8	212
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	26	3,173
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	24	108
PQ Group Holdings, Inc.* (Chemicals)	34	417
PRA Group, Inc.* (Consumer Finance)	40	1,582
Precigen, Inc.* (Biotechnology)	59	248
Precision BioSciences, Inc.* (Biotechnology)	40	254
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	42	304
Preferred Bank (Banks)	12	447
Preformed Line Products Co. (Electrical Equipment)	3	148
Premier Financial Bancorp, Inc. (Banks)	12	127
Premier Financial Corp.* (Thrifts & Mortgage Finance)	33	583
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	44	1,636
Prevail Therapeutics, Inc.* (Biotechnology)	13	195
PriceSmart, Inc. (Food & Staples Retailing)	20	1,307
Primo Water Corp. (Beverages)	138	1,961
Primoris Services Corp. (Construction & Engineering)	42	673
Principia BioPharma, Inc.* (Biotechnology)	26	2,174
Priority Technology Holdings, Inc.* (IT Services)	7	15
ProAssurance Corp. (Insurance)	47	691
Professional Holding Corp.* - Class A (Banks)	4	45
Progress Software Corp. (Software)	40	1,394
Progyny, Inc.* (Health Care Providers & Services)	23	612
ProPetro Holding Corp.* (Energy Equipment & Services)	71	381
PROS Holdings, Inc.*(a) (Software)	35	1,142
ProSight Global, Inc.* (Insurance)	8	63
Protagonist Therapeutics, Inc.* (Biotechnology)	20	315
Protara Therapeutics, Inc.* (Biotechnology)	2	50
Protective Insurance Corp. - Class B (Insurance)	8	102
Prothena Corp. PLC* (Biotechnology)	27	330
Proto Labs, Inc.* (Machinery)	24	2,883
Provention Bio, Inc.* (Pharmaceuticals)	37	384
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	8	63
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	5	61
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	54	737
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	8	90
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	18	2,483
PTC Therapeutics, Inc.* (Biotechnology)	55	2,548
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	12	123
Puma Biotechnology, Inc.* (Biotechnology)	27	278
Pure Cycle Corp.* (Water Utilities)	17	154
Purple Innovation, Inc.* (Household Durables)	13	317

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Pzena Investment Management, Inc. - Class A (Capital Markets)	15	$79
Q2 Holdings, Inc.* (Software)	44	4,138
QAD, Inc. (Software)	10	395
QCR Holdings, Inc. (Banks)	13	388
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	53	3,813
Quad/Graphics, Inc. (Commercial Services & Supplies)	29	90
Quaker Chemical Corp. (Chemicals)	12	2,328
Qualys, Inc.* (Software)	30	3,704
Quanex Building Products Corp. (Building Products)	29	407
Quanterix Corp.* (Life Sciences Tools & Services)	17	549
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	26	113
QuinStreet, Inc.* (Interactive Media & Services)	42	490
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	76	609
Quotient, Ltd.* (Health Care Equipment & Supplies)	53	416
R1 RCM, Inc.* (Health Care Providers & Services)	94	1,285
Radian Group, Inc. (Thrifts & Mortgage Finance)	169	2,520
Radiant Logistics, Inc.* (Air Freight & Logistics)	35	149
Radius Health, Inc.* (Biotechnology)	40	502
RadNet, Inc.* (Health Care Providers & Services)	38	604
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	8	112
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,476
Range Resources Corp. (Oil, Gas & Consumable Fuels)	189	1,221
Ranpak Holdings Corp.* (Containers & Packaging)	26	212
Rapid7, Inc.* (Software)	45	2,681
RAPT Therapeutics, Inc.* (Biotechnology)	10	216
Raven Industries, Inc. (Industrial Conglomerates)	31	670
Rayonier Advanced Materials, Inc.* (Chemicals)	55	160
RBB Bancorp (Banks)	15	192
RBC Bearings, Inc.* (Machinery)	22	2,693
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	8	97
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	33	265
Realogy Holdings Corp. (Real Estate Management & Development)	101	915
Recro Pharma, Inc. (Biotechnology)	17	70
Red River Bancshares, Inc. (Banks)	4	160
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	11	96
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	58	636
Red Violet, Inc.* (Professional Services)	6	92
Redfin Corp.* (Real Estate Management & Development)	85	3,533
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	102	727
Regenxbio, Inc.* (Biotechnology)	30	993
Regional Management Corp.* (Consumer Finance)	7	106
Regis Corp.* (Diversified Consumer Services)	21	161
Reliant Bancorp, Inc. (Banks)	14	207
Relmada Therapeutics, Inc.* (Pharmaceuticals)	12	436
Renasant Corp. (Banks)	48	1,115
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	34	938
Rent-A-Center, Inc. (Specialty Retail)	43	1,244
Repay Holdings Corp.* (IT Services)	32	708
Replimune Group, Inc.* (Biotechnology)	15	300
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	22	229
Republic Bancorp, Inc. - Class A (Banks)	9	272
Republic First Bancorp, Inc.* (Banks)	40	93
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	23	78
Resideo Technologies, Inc.* (Building Products)	109	1,448
Resonant, Inc.* (Communications Equipment)	44	121
Resources Connection, Inc. (Professional Services)	27	305
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	101	1,098
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	190	1,208
Retail Value, Inc. (Equity Real Estate Investment Trusts)	14	177
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	12	144
Retrophin, Inc.* (Biotechnology)	37	736
REV Group, Inc. (Machinery)	24	156
Revance Therapeutics, Inc.* (Pharmaceuticals)	50	1,174
Revlon, Inc.* - Class A (Personal Products)	6	38
REVOLUTION Medicines, Inc.* (Biotechnology)	13	314
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	5	341
Rexnord Corp. (Machinery)	94	2,723
RGC Resources, Inc. (Gas Utilities)	7	162
RH* (Specialty Retail)	15	4,311
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	30	577
Ribbon Communications, Inc.* (Communications Equipment)	60	264
Richmond Mutual Bancorp, Inc. (Banks)	11	127
Rigel Pharmaceuticals, Inc.* (Biotechnology)	150	345
Rimini Street, Inc.* (Software)	18	95

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Rite Aid Corp.* (Food & Staples Retailing)	48	$728
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	19	93
RLI Corp. (Insurance)	35	3,084
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	145	1,161
Rocket Pharmaceuticals, Inc.* (Biotechnology)	30	706
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	60	103
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	6	137
Rogers Corp.* (Electronic Equipment, Instruments & Components)	16	1,907
Rosetta Stone, Inc.* (Entertainment)	21	562
RPC, Inc.* (Energy Equipment & Services)	51	151
RPT Realty (Equity Real Estate Investment Trusts)	71	442
Rubius Therapeutics, Inc.* (Biotechnology)	32	157
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	24	1,142
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	4	159
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	23	154
Ryerson Holding Corp.* (Metals & Mining)	14	79
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	45	1,441
S&T Bancorp, Inc. (Banks)	34	731
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	182	2,683
Safe Bulkers, Inc.* (Marine)	46	61
Safeguard Scientifics, Inc. (Capital Markets)	17	97
Safehold, Inc. (Equity Real Estate Investment Trusts)	15	756
Safety Insurance Group, Inc. (Insurance)	13	984
Saga Communications, Inc. - Class A (Media)	3	70
Saia, Inc.* (Road & Rail)	23	2,747
SailPoint Technologies Holding, Inc.* (Software)	78	2,457
Salisbury Bancorp, Inc. (Banks)	2	73
Sally Beauty Holdings, Inc.* (Specialty Retail)	100	1,161
Sanderson Farms, Inc. (Food Products)	18	2,007
Sandy Spring Bancorp, Inc. (Banks)	41	948
Sangamo Therapeutics, Inc.* (Biotechnology)	102	1,105
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	59	1,751
Sapiens International Corp. N.V. (Software)	23	703
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	8	189
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	11	338
Savara, Inc.* (Biotechnology)	41	82
SB Financial Group, Inc. (Banks)	6	75
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	22	505
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	23	423
Scholar Rock Holding Corp.* (Biotechnology)	20	226
Scholastic Corp. (Media)	26	622
Schrodinger, Inc.* (Health Care Technology)	12	869
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	27	878
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	50	879
Scorpio Bulkers, Inc. (Marine)	5	73
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	45	595
scPharmaceuticals, Inc.* (Pharmaceuticals)	5	38
Sculptor Capital Management, Inc. (Capital Markets)	16	199
SeaChange International, Inc.* (Software)	27	42
Seacoast Banking Corp.* (Banks)	46	868
SEACOR Holdings, Inc.* (Energy Equipment & Services)	17	494
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	23	216
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	45	651
SecureWorks Corp.* - Class A (Software)	8	96
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	8	49
Select Bancorp, Inc.* (Banks)	14	109
Select Energy Services, Inc.* (Energy Equipment & Services)	52	231
Select Medical Holdings Corp.* (Health Care Providers & Services)	96	1,828
Selecta Biosciences, Inc.* (Biotechnology)	60	143
Selective Insurance Group, Inc. (Insurance)	52	2,826
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	57	3,177
Seneca Foods Corp.* - Class A (Food Products)	6	235
Sensient Technologies Corp. (Chemicals)	37	1,932
Seres Therapeutics, Inc.* (Biotechnology)	39	146
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	30	279
Service Properties Trust (Equity Real Estate Investment Trusts)	145	972
ServiceSource International, Inc.* (IT Services)	77	120
ServisFirst Bancshares, Inc. (Banks)	43	1,573
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	82	681
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	31	1,505
Sharps Compliance Corp.* (Health Care Providers & Services)	13	99
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	43	2,162
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	24	1,184
Shoe Carnival, Inc. (Specialty Retail)	8	196
Shore Bancshares, Inc. (Banks)	11	102
Shotspotter, Inc.* (Software)	7	161

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Shutterstock, Inc. (Internet & Direct Marketing Retail)	17	$924
SI-BONE, Inc.* (Health Care Equipment & Supplies)	22	376
Siebert Financial Corp.* (Capital Markets)	9	31
Sientra, Inc.* (Health Care Equipment & Supplies)	41	156
Sierra Bancorp (Banks)	12	211
SIGA Technologies, Inc.* (Pharmaceuticals)	48	308
Signet Jewelers, Ltd. (Specialty Retail)	46	494
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	38	3,819
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	28	1,301
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	8	88
Silvergate Capital Corp.* - Class A (Banks)	14	191
Simmons First National Corp. - Class A (Banks)	96	1,593
Simply Good Foods Co.* (Food Products)	75	1,803
Simpson Manufacturing Co., Inc. (Building Products)	39	3,766
Simulations Plus, Inc. (Health Care Technology)	11	774
Sinclair Broadcast Group, Inc. - Class A (Media)	46	948
SITE Centers Corp. (Equity Real Estate Investment Trusts)	135	990
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	37	4,737
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	4	213
SJW Corp. (Water Utilities)	23	1,437
Skyline Corp.* (Household Durables)	48	1,355
SkyWest, Inc. (Airlines)	44	1,158
Sleep Number Corp.* (Specialty Retail)	24	1,116
SM Energy Co. (Oil, Gas & Consumable Fuels)	100	295
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	12	335
SmartFinancial, Inc. (Banks)	12	171
Smith & Wesson Brands, Inc.* (Leisure Products)	48	1,147
Smith Micro Software, Inc.* (Software)	30	124
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	25	182
Soleno Therapeutics, Inc.* (Biotechnology)	30	52
Solid Biosciences, Inc.* (Biotechnology)	22	58
Soliton, Inc.* (Health Care Equipment & Supplies)	5	32
Sonic Automotive, Inc. - Class A (Specialty Retail)	21	801
Sonos, Inc.* (Household Durables)	70	1,120
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	155	1,383
South Jersey Industries, Inc. (Gas Utilities)	82	1,913
South Plains Financial, Inc. (Banks)	9	120
South State Corp. (Banks)	62	2,956
Southern First Bancshares, Inc.* (Banks)	6	146
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	7	153
Southern National Bancorp of Virginia, Inc. (Banks)	18	152
Southside Bancshares, Inc. (Banks)	28	776
Southwest Gas Holdings, Inc. (Gas Utilities)	49	3,413
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	480	1,166
SP Plus Corp.* (Commercial Services & Supplies)	20	318
Spark Energy, Inc. - Class A (Electric Utilities)	10	76
SpartanNash Co. (Food & Staples Retailing)	31	652
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	102	305
Spero Therapeutics, Inc.* (Biotechnology)	13	152
Spire, Inc. (Gas Utilities)	44	2,713
Spirit Airlines, Inc.*(a) (Airlines)	76	1,202
Spirit of Texas Bancshares, Inc.* (Banks)	12	140
Spok Holdings, Inc. (Wireless Telecommunication Services)	16	160
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	38	611
Springworks Therapeutics, Inc.* (Biotechnology)	19	810
Sprout Social, Inc.* - Class A (Software)	7	202
SPS Commerce, Inc.* (Software)	31	2,330
SPX Corp.* (Machinery)	38	1,596
SPX FLOW, Inc.* (Machinery)	38	1,523
STAAR Surgical Co.* (Health Care Equipment & Supplies)	40	2,328
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	132	4,303
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	15	3,904
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	3	60
Standard Motor Products, Inc. (Auto Components)	19	864
Standex International Corp. (Machinery)	11	589
Startek, Inc.* (IT Services)	15	73
State Auto Financial Corp. (Insurance)	16	248
Steelcase, Inc. - Class A (Commercial Services & Supplies)	76	815
Stepan Co. (Chemicals)	19	2,075
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	39	150
Sterling Bancorp, Inc. (Thrifts & Mortgage Finance)	14	43
Sterling Construction Co., Inc.* (Construction & Engineering)	24	247
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	73	1,546
Stewart Information Services Corp. (Insurance)	21	881
Stifel Financial Corp. (Capital Markets)	59	2,859
Stitch Fix, Inc.*(a) (Internet & Direct Marketing Retail)	50	1,108
Stock Yards Bancorp, Inc. (Banks)	18	704
Stoke Therapeutics, Inc.* (Biotechnology)	11	277

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Stoneridge, Inc.* (Auto Components)	23	$477
Stonex Group, Inc.* (Capital Markets)	14	735
Strategic Education, Inc. (Diversified Consumer Services)	19	2,397
Stratus Properties, Inc.* (Real Estate Management & Development)	5	96
Strongbridge BioPharma PLC* (Pharmaceuticals)	31	104
Sturm, Ruger & Co., Inc. (Leisure Products)	15	1,221
Summit Financial Group, Inc. (Banks)	10	150
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	91	471
Summit Materials, Inc.* - Class A (Construction Materials)	104	1,532
SunCoke Energy, Inc. (Metals & Mining)	73	233
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	29	725
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	68	634
Sunrun, Inc.* (Electrical Equipment)	103	3,779
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	190	1,421
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	39	1,183
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	9	173
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	43	957
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	50	141
Surgery Partners, Inc.* (Health Care Providers & Services)	20	305
Surmodics, Inc.* (Health Care Equipment & Supplies)	12	567
Sutro BioPharma, Inc.* (Biotechnology)	15	117
SVMK, Inc.* (Software)	105	2,518
SWK Holdings Corp.* (Diversified Financial Services)	3	38
Sykes Enterprises, Inc.* (IT Services)	35	961
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	30	2,401
Synchronoss Technologies, Inc.* (Software)	35	116
Syndax Pharmaceuticals, Inc.* (Biotechnology)	24	339
Syros Pharmaceuticals, Inc.* (Biotechnology)	37	351
Systemax, Inc. (Trading Companies & Distributors)	11	247
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	18	1,012
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	16	656
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	10	68
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	80	514
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	26	37
Taylor Morrison Home Corp.* (Household Durables)	112	2,626
TCR2 Therapeutics, Inc.* (Biotechnology)	14	235
Team, Inc.* (Commercial Services & Supplies)	27	107
TechTarget, Inc.* (Media)	21	762
TEGNA, Inc. (Media)	194	2,285
Tejon Ranch Co.* (Real Estate Management & Development)	18	258
Tela Bio, Inc.* (Health Care Equipment & Supplies)	5	58
Telenav, Inc.* (Software)	29	150
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	128	114
Tenable Holdings, Inc.* (Software)	54	1,832
Tenet Healthcare Corp.* (Health Care Providers & Services)	92	2,432
Tennant Co. (Machinery)	16	1,066
Tenneco, Inc.* (Auto Components)	45	333
Terex Corp. (Machinery)	59	1,112
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	59	3,585
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	7	154
Tetra Tech, Inc. (Commercial Services & Supplies)	48	4,255
Texas Capital Bancshares, Inc.* (Banks)	45	1,495
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	58	3,259
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	47	397
TG Therapeutics, Inc.* (Biotechnology)	85	1,664
The Andersons, Inc. (Food & Staples Retailing)	28	398
The Bancorp, Inc.* (Banks)	46	434
The Bank of Nt Butterfield & Son, Ltd. (Banks)	46	1,197
The Bank of Princeton (Banks)	5	90
The Brink's Co. (Commercial Services & Supplies)	44	1,951
The Buckle, Inc. (Specialty Retail)	26	417
The Cato Corp. - Class A (Specialty Retail)	18	129
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	37	888
The Children's Place, Inc. (Specialty Retail)	12	293
The Community Financial Corp. (Banks)	5	113
The Container Store Group, Inc.* (Specialty Retail)	14	48
The E.W. Scripps Co. - Class A (Media)	50	569
The Eastern Co. (Machinery)	5	82
The Ensign Group, Inc. (Health Care Providers & Services)	45	2,070
The ExOne Co.* (Machinery)	10	88
The First Bancorp (Banks)	9	181
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	104	1,106
The Goodyear Tire & Rubber Co. (Auto Components)	204	1,838
The Greenbrier Cos., Inc. (Machinery)	28	720
The Hackett Group, Inc. (IT Services)	22	303

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
The Joint Corp.* (Health Care Providers & Services)	12	$173
The Lovesac Co.* (Household Durables)	8	254
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	125	954
The Manitowoc Co., Inc.* (Machinery)	30	320
The Marcus Corp. (Entertainment)	20	276
The Meet Group, Inc.* (Interactive Media & Services)	61	380
The Michaels Cos., Inc.* (Specialty Retail)	66	474
The ODP Corp. (Specialty Retail)	46	1,015
The Pennant Group, Inc.* (Health Care Providers & Services)	23	576
The Providence Service Corp.* (Health Care Providers & Services)	11	891
The RealReal, Inc.* (Internet & Direct Marketing Retail)	55	750
The RMR Group, Inc. - Class A (Real Estate Management & Development)	13	374
The Shyft Group, Inc. (Machinery)	30	566
The St Joe Co.* (Real Estate Management & Development)	29	598
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	209	387
Theravance Biopharma, Inc.* (Pharmaceuticals)	41	796
Thermon Group Holdings, Inc.* (Electrical Equipment)	29	393
Third Point Reinsurance, Ltd.* (Insurance)	71	553
Tidewater, Inc.* (Energy Equipment & Services)	36	224
Tilly's, Inc. - Class A (Specialty Retail)	20	120
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	7	117
TimkenSteel Corp.* (Metals & Mining)	40	147
Tiptree, Inc. (Insurance)	22	111
Titan Machinery, Inc.* (Trading Companies & Distributors)	17	185
Tivity Health, Inc.* (Health Care Providers & Services)	38	499
Tompkins Financial Corp. (Banks)	13	839
Tootsie Roll Industries, Inc. (Food Products)	14	444
TopBuild Corp.* (Household Durables)	29	3,825
TowneBank (Banks)	59	1,041
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	53	460
TPI Composites, Inc.* (Electrical Equipment)	27	691
Transcat, Inc.* (Trading Companies & Distributors)	6	167
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	24
Translate Bio, Inc.* (Biotechnology)	45	684
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	17	307
Transocean, Ltd.*(a) (Energy Equipment & Services)	517	1,056
Trecora Resources* (Chemicals)	21	121
Tredegar Corp. (Chemicals)	23	365
TRI Pointe Group, Inc.* (Household Durables)	115	1,923
Tribune Publishing Co. (Media)	14	137
Tricida, Inc.* (Pharmaceuticals)	25	335
TriCo Bancshares (Banks)	23	644
TriMas Corp.* (Machinery)	38	889
TriNet Group, Inc.* (Professional Services)	36	2,376
Trinseo SA (Chemicals)	34	738
Triple-S Management Corp.* (Health Care Providers & Services)	20	389
Tristate Capital Holdings, Inc.* (Banks)	24	318
Triton International, Ltd. (Trading Companies & Distributors)	45	1,416
Triumph Bancorp, Inc.* (Banks)	19	498
Triumph Group, Inc. (Aerospace & Defense)	46	312
Tronox Holdings PLC - Class A (Chemicals)	79	602
TrueBlue, Inc.* (Professional Services)	32	494
TrueCar, Inc.* (Interactive Media & Services)	94	353
Trupanion, Inc.* (Insurance)	26	1,315
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	84	486
Trustmark Corp. (Banks)	56	1,261
TTEC Holdings, Inc. (IT Services)	16	759
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	88	1,083
Tucows, Inc.* (IT Services)	8	484
Tupperware Brands Corp. (Household Durables)	43	663
Turning Point Brands, Inc. (Tobacco)	8	263
Turning Point Therapeutics, Inc.* (Biotechnology)	25	1,481
Turtle Beach Corp.* (Household Durables)	12	220
Tutor Perini Corp.* (Construction & Engineering)	36	424
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	16	345
Twist Bioscience Corp.* (Biotechnology)	26	1,457
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	242	1,314
Tyme Technologies, Inc.* (Biotechnology)	58	69
U.S. Concrete, Inc.* (Construction Materials)	14	347
U.S. Ecology, Inc. (Commercial Services & Supplies)	28	971
U.S. Lime & Minerals, Inc. (Construction Materials)	2	180
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	11	914
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	65	229
UFP Industries, Inc. (Building Products)	53	3,086
UFP Technologies, Inc.* (Containers & Packaging)	6	259
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	35	1,053
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	50	3,907
Ultralife Corp.* (Electrical Equipment)	8	57
UMB Financial Corp. (Banks)	39	1,942
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	32	394

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	12	$144
UniFirst Corp. (Commercial Services & Supplies)	13	2,424
Unisys Corp.* (IT Services)	55	654
United Bankshares, Inc. (Banks)	109	2,870
United Community Banks, Inc. (Banks)	69	1,237
United Fire Group, Inc. (Insurance)	19	482
United Insurance Holdings Corp. (Insurance)	18	133
United Natural Foods, Inc.* (Food & Staples Retailing)	47	933
United Security Bancshares/Fresno CA (Banks)	12	75
United States Steel Corp.(a) (Metals & Mining)	194	1,292
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	171	1,693
Unitil Corp. (Multi-Utilities)	13	561
Unity BanCorp, Inc. (Banks)	7	88
UNITY Biotechnology, Inc.* (Biotechnology)	29	273
Universal Corp. (Tobacco)	21	885
Universal Electronics, Inc.* (Household Durables)	12	553
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	11	765
Universal Insurance Holdings, Inc. (Insurance)	25	438
Universal Logistics Holdings, Inc. (Road & Rail)	7	129
Universal Technical Institute, Inc.* (Diversified Consumer Services)	25	186
Univest Financial Corp. (Banks)	25	382
Upland Software, Inc.* (Software)	20	688
Upwork, Inc.* (Professional Services)	82	1,232
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	161	156
Urban Edge Properties (Equity Real Estate Investment Trusts)	103	1,079
Urban Outfitters, Inc.* (Specialty Retail)	61	1,009
Urogen Pharma, Ltd.* (Biotechnology)	17	376
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	26	255
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	20	183
USANA Health Sciences, Inc.* (Personal Products)	10	812
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	245
Valley National Bancorp (Banks)	352	2,630
Value Line, Inc. (Capital Markets)	1	25
Vanda Pharmaceuticals, Inc.* (Biotechnology)	47	474
Vapotherm, Inc.* (Health Care Equipment & Supplies)	17	888
Varex Imaging Corp.* (Health Care Equipment & Supplies)	33	517
Varonis Systems, Inc.* (Software)	28	3,034
Vaxart, Inc.* (Biotechnology)	39	366
VBI Vaccines, Inc.* (Biotechnology)	152	619
Vector Group, Ltd. (Tobacco)	119	1,050
Vectrus, Inc.* (Aerospace & Defense)	10	440
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	43	581
Venus Concept, Inc.* (Health Care Equipment & Supplies)	16	46
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	18	79
Veracyte, Inc.* (Biotechnology)	44	1,569
Verastem, Inc.* (Biotechnology)	144	193
Vericel Corp.* (Biotechnology)	40	660
Vericity, Inc. (Insurance)	2	17
Verint Systems, Inc.* (Software)	57	2,559
Veritex Holdings, Inc. (Banks)	43	719
Veritiv Corp.* (Trading Companies & Distributors)	11	168
Veritone, Inc.* (Software)	20	226
Verra Mobility Corp.* - Class C (IT Services)	118	1,207
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	11	72
Verso Corp. - Class A (Paper & Forest Products)	31	379
Veru, Inc.* (Personal Products)	44	125
Viad Corp. (Commercial Services & Supplies)	18	260
Viavi Solutions, Inc.* (Communications Equipment)	202	2,793
Vicor Corp.* (Electrical Equipment)	16	1,304
Viela Bio, Inc.* (Biotechnology)	18	659
Viemed Healthcare, Inc.* (Health Care Providers & Services)	30	325
ViewRay, Inc.* (Health Care Equipment & Supplies)	98	271
Viking Therapeutics, Inc.* (Biotechnology)	58	407
Village Super Market, Inc. - Class A (Food & Staples Retailing)	7	177
Vir Biotechnology, Inc.* (Biotechnology)	41	1,958
VirnetX Holding Corp. (Software)	56	290
Virtus Investment Partners, Inc. (Capital Markets)	7	951
Virtusa Corp.* (IT Services)	25	1,015
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	117	1,836
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	11	280
Vista Outdoor, Inc.* (Leisure Products)	52	892
Visteon Corp.* (Auto Components)	24	1,743
Vivint Smart Home, Inc.* (Diversified Consumer Services)	62	952
Vivint Solar, Inc.* (Electrical Equipment)	43	875
Vocera Communications, Inc.* (Health Care Technology)	28	862
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	21	68
Vonage Holdings Corp.* (Diversified Telecommunication Services)	205	2,450
VOXX International Corp.* (Auto Components)	18	117
Voyager Therapeutics, Inc.* (Biotechnology)	23	255

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
VSE Corp. (Commercial Services & Supplies)	8	$225
vTv Therapeutics, Inc.* - Class A (Biotechnology)	9	21
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	83	188
Wabash National Corp. (Machinery)	47	535
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	57	832
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	67	358
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	25	1,260
Warrior Met Coal, Inc. (Metals & Mining)	45	716
Washington Federal, Inc. (Thrifts & Mortgage Finance)	67	1,564
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	73	1,632
Washington Trust Bancorp, Inc. (Banks)	15	500
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	20	306
Watford Holdings, Ltd.* (Insurance)	15	246
Watts Water Technologies, Inc. - Class A (Machinery)	24	2,013
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	18	158
WD-40 Co. (Household Products)	12	2,358
Weis Markets, Inc. (Food & Staples Retailing)	8	399
Welbilt, Inc.* (Machinery)	115	699
Werner Enterprises, Inc. (Road & Rail)	54	2,375
WesBanco, Inc. (Banks)	58	1,150
WESCO International, Inc.* (Trading Companies & Distributors)	43	1,671
West Bancorp, Inc. (Banks)	14	230
Westamerica Bancorp (Banks)	23	1,388
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	46	97
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	20	101
Westwood Holdings Group, Inc. (Capital Markets)	7	80
Weyco Group, Inc. (Distributors)	5	92
Whitestone REIT (Equity Real Estate Investment Trusts)	35	231
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	80	62
WideOpenWest, Inc.* (Media)	46	251
Willdan Group, Inc.* (Professional Services)	9	222
Willis Lease Finance Corp.* (Trading Companies & Distributors)	3	59
Willscot Mobile Mini Hold* (Construction & Engineering)	142	2,139
Wingstop, Inc. (Hotels, Restaurants & Leisure)	26	4,063
Winmark Corp. (Specialty Retail)	3	477
Winnebago Industries, Inc. (Automobiles)	28	1,691
WisdomTree Investments, Inc. (Capital Markets)	128	461
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	71	1,707
Workhorse Group, Inc.* (Auto Components)	56	869
Workiva, Inc.* (Software)	34	1,901
World Acceptance Corp.* (Consumer Finance)	4	297
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	55	1,295
Worthington Industries, Inc. (Metals & Mining)	33	1,235
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	10	98
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	114	3,421
WSFS Financial Corp. (Thrifts & Mortgage Finance)	44	1,255
WW International, Inc.* (Diversified Consumer Services)	42	1,083
X4 Pharmaceuticals, Inc.* (Biotechnology)	14	104
Xbiotech, Inc.* (Biotechnology)	13	189
Xencor, Inc.* (Biotechnology)	49	1,474
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	100	796
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	33	94
XOMA Corp.* (Biotechnology)	5	84
XPEL, Inc.* (Auto Components)	15	252
Xperi Holding Corp. (Software)	95	1,752
Yelp, Inc.* (Interactive Media & Services)	62	1,549
YETI Holdings, Inc.* (Leisure Products)	66	3,226
Yext, Inc.* (Software)	89	1,497
Y-mAbs Therapeutics, Inc.* (Biotechnology)	26	913
York Water Co. (Water Utilities)	11	509
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	9	311
ZIOPHARM Oncology, Inc.* (Biotechnology)	188	558
ZixCorp.* (Software)	48	342
Zogenix, Inc.* (Pharmaceuticals)	49	1,166
Zumiez, Inc.* (Specialty Retail)	18	416
Zuora, Inc.* - Class A (Software)	86	1,001
Zynex, Inc.* (Health Care Equipment & Supplies)	15	287
TOTAL COMMON STOCKS (Cost $1,146,942)		1,602,488

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $–)		–

Repurchase Agreements(b)(c) (50.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 7/31/20, due 8/3/20, total to be received $1,655,004	$1,655,000	$1,655,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,655,000)		1,655,000

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.13%(e)	11,661	$11,661
Fidelity Investments Money Market Government Portfolio-Class I, 0.13%(e)	55	55
Invesco Government & Agency Portfolio-Institutional Shares, 0.15%(e)	241	241
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.16%(e)	7,215	7,215
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,172)		19,172
TOTAL INVESTMENT SECURITIES (Cost $2,821,114) - 100.3%		3,276,660
Net other assets (liabilities) - (0.3)%		(10,052)
NET ASSETS - 100.0%		$3,266,608

*	Non-income producing security.
†	Number of shares is less than 0.50.
+	This securities was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2020, this security represented 0.00% of the net assets of the ProFund.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $17,280.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $291,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	9/21/20	$295,720	$3,964

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/20	0 .36%	$443,211	$(1,238)
Russell 2000 Index	UBS AG	8/27/20	0 .11%	926,133	9,570
				$1,369,344	$8,332

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Small-Cap ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$12,916	0.4%
Air Freight & Logistics	6,024	0.2%
Airlines	4,260	0.1%
Auto Components	20,914	0.6%
Automobiles	1,691	0.1%
Banks	123,484	3.8%
Beverages	4,685	0.1%
Biotechnology	161,221	4.9%
Building Products	26,343	0.8%
Capital Markets	24,075	0.7%
Chemicals	27,340	0.8%
Commercial Services & Supplies	34,610	1.1%
Communications Equipment	16,334	0.5%
Construction & Engineering	20,926	0.6%
Construction Materials	2,280	0.1%
Consumer Finance	11,008	0.3%
Containers & Packaging	3,391	0.1%
Distributors	1,277	NM
Diversified Consumer Services	12,115	0.4%
Diversified Financial Services	3,599	0.1%
Diversified Telecommunication Services	14,146	0.4%
Electric Utilities	12,782	0.4%
Electrical Equipment	16,933	0.5%
Electronic Equipment, Instruments & Components	38,371	1.2%
Energy Equipment & Services	11,182	0.3%
Entertainment	4,752	0.1%
Equity Real Estate Investment Trusts	99,111	3.0%
Food & Staples Retailing	13,868	0.4%
Food Products	23,060	0.7%
Gas Utilities	18,243	0.6%
Health Care Equipment & Supplies	58,133	1.8%
Health Care Providers & Services	40,311	1.2%
Health Care Technology	18,319	0.6%
Hotels, Restaurants & Leisure	45,696	1.4%
Household Durables	37,166	1.1%
Household Products	4,086	0.1%
Independent Power and Renewable Electricity Producers	5,393	0.2%
Industrial Conglomerates	670	NM
Insurance	38,288	1.2%
Interactive Media & Services	6,852	0.2%
Internet & Direct Marketing Retail	13,021	0.4%
IT Services	32,965	1.0%
Leisure Products	11,773	0.4%
Life Sciences Tools & Services	12,098	0.4%
Machinery	59,824	1.8%
Marine	1,934	0.1%
Media	13,688	0.4%
Metals & Mining	24,402	0.7%
Mortgage Real Estate Investment Trusts	21,618	0.7%
Multiline Retail	3,214	0.1%
Multi-Utilities	8,524	0.3%
Oil, Gas & Consumable Fuels	24,739	0.8%
Paper & Forest Products	8,890	0.3%
Personal Products	6,071	0.2%
Pharmaceuticals	30,047	0.9%
Professional Services	21,191	0.6%
Real Estate Management & Development	12,762	0.4%
Road & Rail	9,583	0.3%
Semiconductors & Semiconductor Equipment	48,098	1.5%
Software	89,991	2.8%
Specialty Retail	41,434	1.3%
Technology Hardware, Storage & Peripherals	3,162	0.1%
Textiles, Apparel & Luxury Goods	13,441	0.4%
Thrifts & Mortgage Finance	27,861	0.9%
Tobacco	2,198	0.1%
Trading Companies & Distributors	22,747	0.7%
Water Utilities	8,323	0.3%
Wireless Telecommunication Services	3,034	0.1%
Other **	1,664,120	50.9%
Total	$3,266,608	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (53.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,155	$173,793
A.O. Smith Corp.(a) (Building Products)	271	13,046
Abbott Laboratories (Health Care Equipment & Supplies)	3,551	357,372
AbbVie, Inc. (Biotechnology)	3,539	335,887
ABIOMED, Inc.* (Health Care Equipment & Supplies)	90	26,995
Accenture PLC - Class A (IT Services)	1,280	287,718
Activision Blizzard, Inc. (Entertainment)	1,548	127,911
Adobe, Inc.* (Software)	967	429,656
Advance Auto Parts, Inc. (Specialty Retail)	140	21,020
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,351	182,038
Aflac, Inc. (Insurance)	1,440	51,221
Agilent Technologies, Inc. (Life Sciences Tools & Services)	620	59,725
Air Products & Chemicals, Inc. (Chemicals)	443	126,977
Akamai Technologies, Inc.* (IT Services)	326	36,655
Alaska Air Group, Inc. (Airlines)	245	8,438
Albemarle Corp. (Chemicals)	213	17,564
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	253	44,920
Alexion Pharmaceuticals, Inc.* (Biotechnology)	443	45,403
Align Technology, Inc.* (Health Care Equipment & Supplies)	145	42,604
Allegion PLC (Building Products)	185	18,400
Alliant Energy Corp. (Electric Utilities)	500	26,925
Alphabet, Inc.* - Class A (Interactive Media & Services)	602	895,746
Alphabet, Inc.* - Class C (Interactive Media & Services)	587	870,498
Altria Group, Inc. (Tobacco)	3,731	153,531
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	842	2,664,660
Amcor PLC (Containers & Packaging)	3,160	32,548
Ameren Corp. (Multi-Utilities)	496	39,799
American Airlines Group, Inc.(a) (Airlines)	756	8,407
American Electric Power Co., Inc. (Electric Utilities)	995	86,446
American Express Co. (Consumer Finance)	1,326	123,743
American International Group, Inc. (Insurance)	1,729	55,570
American Tower Corp. (Equity Real Estate Investment Trusts)	891	232,899
American Water Works Co., Inc. (Water Utilities)	363	53,459
Ameriprise Financial, Inc. (Capital Markets)	246	37,793
AmerisourceBergen Corp. (Health Care Providers & Services)	298	29,857
AMETEK, Inc. (Electrical Equipment)	460	42,895
Amgen, Inc. (Biotechnology)	1,181	288,955
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	595	62,926
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	740	84,989
ANSYS, Inc.* (Software)	172	53,423
Anthem, Inc. (Health Care Providers & Services)	506	138,543
Aon PLC(a) (Insurance)	464	95,222
Apache Corp. (Oil, Gas & Consumable Fuels)	758	11,635
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	298	11,568
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,180	3,476,827
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,840	118,367
Aptiv PLC (Auto Components)	513	39,885
Archer-Daniels-Midland Co. (Food Products)	1,115	47,755
Arista Networks, Inc.* (Communications Equipment)	107	27,795
Arthur J. Gallagher & Co. (Insurance)	382	41,061
Assurant, Inc. (Insurance)	120	12,896
AT&T, Inc. (Diversified Telecommunication Services)	14,305	423,142
Atmos Energy Corp. (Gas Utilities)	246	26,074
Autodesk, Inc.* (Software)	440	104,029
Automatic Data Processing, Inc. (IT Services)	863	114,701
AutoZone, Inc.* (Specialty Retail)	47	56,749
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	282	43,180
Avery Dennison Corp. (Containers & Packaging)	167	18,928
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,316	20,385
Ball Corp. (Containers & Packaging)	654	48,154
Bank of America Corp. (Banks)	15,676	390,019
Baxter International, Inc. (Health Care Equipment & Supplies)	1,022	88,280
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	592	166,553
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,903	764,129
Best Buy Co., Inc. (Specialty Retail)	455	45,313
Biogen, Inc.* (Biotechnology)	328	90,098
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	44	23,095
BlackRock, Inc. - Class A (Capital Markets)	309	177,679
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	82	136,294
BorgWarner, Inc. (Auto Components)	416	15,226
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	291	25,925
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,868	110,619
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,543	266,492
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	803	254,350
Broadridge Financial Solutions, Inc. (IT Services)	230	30,898
Brown-Forman Corp. - Class B (Beverages)	365	25,309

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	271	$25,398
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	799	14,941
Cadence Design Systems, Inc.* (Software)	560	61,180
Campbell Soup Co. (Food Products)	339	16,804
Capital One Financial Corp. (Consumer Finance)	914	58,313
Cardinal Health, Inc. (Health Care Providers & Services)	586	32,007
CarMax, Inc.*(a) (Specialty Retail)	327	31,709
Carnival Corp.(a) - Class A (Hotels, Restaurants & Leisure)	951	13,200
Carrier Global Corp. (Building Products)	1,634	44,510
Caterpillar, Inc. (Machinery)	1,086	144,307
CBOE Global Markets, Inc. (Capital Markets)	220	19,294
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	674	29,528
CDW Corp. (Electronic Equipment, Instruments & Components)	286	33,248
Celanese Corp. (Chemicals)	237	23,036
Centene Corp.* (Health Care Providers & Services)	1,163	75,886
CenterPoint Energy, Inc. (Multi-Utilities)	1,092	20,759
CenturyLink, Inc. (Diversified Telecommunication Services)	1,983	19,136
Cerner Corp. (Health Care Technology)	611	42,434
CF Industries Holdings, Inc. (Chemicals)	428	13,409
Charter Communications, Inc.* - Class A (Media)	303	175,740
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,749	314,691
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	52	60,068
Chubb, Ltd. (Insurance)	906	115,279
Church & Dwight Co., Inc. (Household Products)	494	47,587
Cigna Corp. (Health Care Providers & Services)	741	127,963
Cincinnati Financial Corp. (Insurance)	303	23,613
Cintas Corp. (Commercial Services & Supplies)	170	51,318
Cisco Systems, Inc. (Communications Equipment)	8,514	401,010
Citigroup, Inc. (Banks)	4,180	209,042
Citizens Financial Group, Inc. (Banks)	855	21,213
Citrix Systems, Inc. (Software)	233	33,263
CME Group, Inc. (Capital Markets)	720	119,650
CMS Energy Corp. (Multi-Utilities)	575	36,904
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,085	74,127
Colgate-Palmolive Co. (Household Products)	1,719	132,707
Comcast Corp. - Class A (Media)	9,144	391,363
Comerica, Inc. (Banks)	279	10,747
Conagra Brands, Inc. (Food Products)	978	36,626
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	394	20,701
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,153	80,501
Consolidated Edison, Inc. (Multi-Utilities)	671	51,553
Constellation Brands, Inc. - Class A (Beverages)	337	60,053
Copart, Inc.* (Commercial Services & Supplies)	415	38,699
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,524	47,244
Corteva, Inc. (Chemicals)	1,501	42,869
Costco Wholesale Corp. (Food & Staples Retailing)	886	288,420
Coty, Inc. - Class A (Personal Products)	595	2,207
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	837	139,528
CSX Corp. (Road & Rail)	1,538	109,721
Cummins, Inc. (Machinery)	296	57,205
CVS Health Corp. (Health Care Providers & Services)	2,624	165,154
D.R. Horton, Inc. (Household Durables)	664	43,930
Danaher Corp. (Health Care Equipment & Supplies)	1,264	257,603
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	261	19,810
DaVita, Inc.* (Health Care Providers & Services)	171	14,944
Deere & Co. (Machinery)	629	110,898
Delta Air Lines, Inc. (Airlines)	1,139	28,441
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	441	19,669
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	768	8,056
DexCom, Inc.* (Health Care Equipment & Supplies)	185	80,575
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	317	12,636
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	539	86,531
Discover Financial Services (Consumer Finance)	615	30,399
Discovery, Inc.* (Media)	320	6,752
Discovery, Inc.* - Class C (Media)	635	12,033
Dish Network Corp.* - Class A (Media)	516	16,569
Dollar General Corp. (Multiline Retail)	505	96,152
Dollar Tree, Inc.* (Multiline Retail)	476	44,435
Dominion Energy, Inc. (Multi-Utilities)	1,685	136,535
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	79	30,542
Dover Corp. (Machinery)	289	29,747
Dow, Inc. (Chemicals)	1,487	61,056
DTE Energy Co. (Multi-Utilities)	387	44,749
Duke Energy Corp. (Electric Utilities)	1,476	125,076
Duke Realty Corp. (Equity Real Estate Investment Trusts)	739	29,700
DuPont de Nemours, Inc. (Chemicals)	1,473	78,776
DXC Technology Co. (IT Services)	509	9,116
E*TRADE Financial Corp. (Capital Markets)	444	22,542
Eastman Chemical Co. (Chemicals)	273	20,374
Eaton Corp. PLC (Electrical Equipment)	803	74,784

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares		Value
eBay, Inc. (Internet & Direct Marketing Retail)	1,326		$73,301
Ecolab, Inc. (Chemicals)	496		92,792
Edison International (Electric Utilities)	760		42,309
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,244		97,542
Electronic Arts, Inc.* (Entertainment)	579		81,998
Eli Lilly & Co. (Pharmaceuticals)	1,691		254,140
Emerson Electric Co. (Electrical Equipment)	1,200		74,412
Entergy Corp. (Electric Utilities)	402		42,262
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,168		54,721
Equifax, Inc. (Professional Services)	244		39,665
Equinix, Inc. (Equity Real Estate Investment Trusts)	178		139,816
Equity Residential (Equity Real Estate Investment Trusts)	702		37,648
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	131		28,917
Everest Re Group, Ltd. (Insurance)	80		17,503
Evergy, Inc. (Electric Utilities)	455		29,498
Eversource Energy (Electric Utilities)	675		60,797
Exelon Corp. (Electric Utilities)	1,956		75,521
Expedia Group, Inc. (Internet & Direct Marketing Retail)	272		22,035
Expeditors International of Washington, Inc. (Air Freight & Logistics)	334		28,226
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	259		26,765
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,488		357,174
F5 Networks, Inc.* (Communications Equipment)	122		16,580
Facebook, Inc.* - Class A (Interactive Media & Services)	4,828		1,224,719
Fastenal Co. (Trading Companies & Distributors)	1,150		54,096
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	141		10,758
FedEx Corp. (Air Freight & Logistics)	483		81,337
Fidelity National Information Services, Inc. (IT Services)	1,240		181,424
Fifth Third Bancorp (Banks)	1,429		28,380
First Horizon National Corp. (Banks)	–	†	3
First Republic Bank (Banks)	344		38,693
FirstEnergy Corp. (Electric Utilities)	1,087		31,523
Fiserv, Inc.* (IT Services)	1,129		112,663
FleetCor Technologies, Inc.* (IT Services)	168		43,440
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	263		10,957
Flowserve Corp. (Machinery)	260		7,246
FMC Corp. (Chemicals)	261		27,679
Ford Motor Co. (Automobiles)	7,842		51,836
Fortinet, Inc.* (Software)	269		37,203
Fortive Corp. (Machinery)	595		41,763
Fortune Brands Home & Security, Inc. (Building Products)	281		21,497
Fox Corp. - Class A (Media)	688		17,730
Fox Corp. - Class B (Media)	319		8,221
Franklin Resources, Inc. (Capital Markets)	556		11,704
Freeport-McMoRan, Inc. (Metals & Mining)	2,916		37,675
Garmin, Ltd. (Household Durables)	291		28,690
Gartner, Inc.* (IT Services)	180		22,435
General Dynamics Corp. (Aerospace & Defense)	466		68,381
General Electric Co. (Industrial Conglomerates)	17,561		106,595
General Mills, Inc. (Food Products)	1,217		77,000
General Motors Co. (Automobiles)	2,528		62,922
Genuine Parts Co. (Distributors)	291		26,233
Gilead Sciences, Inc. (Biotechnology)	2,517		175,007
Global Payments, Inc. (IT Services)	600		106,812
Globe Life, Inc. (Insurance)	197		15,681
H&R Block, Inc.(a) (Diversified Consumer Services)	386		5,597
Halliburton Co. (Energy Equipment & Services)	1,761		25,235
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	699		9,877
Hartford Financial Services Group, Inc. (Insurance)	719		30,428
Hasbro, Inc. (Leisure Products)	256		18,627
HCA Healthcare, Inc. (Health Care Providers & Services)	529		66,993
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,080		29,473
Henry Schein, Inc.* (Health Care Providers & Services)	287		19,726
Hess Corp. (Oil, Gas & Consumable Fuels)	524		25,786
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,579		25,455
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	556		41,728
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	299		8,223
Hologic, Inc.* (Health Care Equipment & Supplies)	518		36,146
Honeywell International, Inc. (Industrial Conglomerates)	1,409		210,462
Hormel Foods Corp. (Food Products)	563		28,634
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,415		15,254
Howmet Aerospace, Inc. (Aerospace & Defense)	769		11,366
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,870		50,455
Humana, Inc. (Health Care Providers & Services)	266		104,392
Huntington Bancshares, Inc. (Banks)	2,035		18,864
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	81		14,071
IDEX Corp. (Machinery)	151		24,888
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	170		67,618
IHS Markit, Ltd. (Professional Services)	801		64,665
Illinois Tool Works, Inc. (Machinery)	576		106,554

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Illumina, Inc.* (Life Sciences Tools & Services)	296	$113,119
Incyte Corp.* (Biotechnology)	362	35,751
Ingersoll Rand, Inc.* (Machinery)	694	21,923
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,501	405,752
Intercontinental Exchange, Inc. (Capital Markets)	1,098	106,264
International Business Machines Corp. (IT Services)	1,782	219,079
International Flavors & Fragrances, Inc. (Chemicals)	213	26,827
International Paper Co. (Containers & Packaging)	789	27,449
Intuit, Inc. (Software)	523	160,232
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	234	160,393
Invesco, Ltd. (Capital Markets)	754	7,570
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	71	12,710
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	357	56,545
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	577	16,266
J.B. Hunt Transport Services, Inc. (Road & Rail)	170	21,998
Jack Henry & Associates, Inc. (IT Services)	155	27,637
Jacobs Engineering Group, Inc. (Construction & Engineering)	261	22,276
Johnson & Johnson (Pharmaceuticals)	5,290	771,071
Johnson Controls International PLC (Building Products)	1,493	57,450
JPMorgan Chase & Co. (Banks)	6,117	591,146
Juniper Networks, Inc. (Communications Equipment)	664	16,852
Kansas City Southern Industries, Inc. (Road & Rail)	191	32,823
Kellogg Co. (Food Products)	503	34,702
KeyCorp (Banks)	1,958	23,516
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	375	37,459
Kimberly-Clark Corp. (Household Products)	684	103,995
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	868	9,678
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,904	55,046
KLA Corp. (Semiconductors & Semiconductor Equipment)	311	62,147
Kohl's Corp. (Multiline Retail)	317	6,036
L Brands, Inc. (Specialty Retail)	469	11,448
L3Harris Technologies, Inc. (Aerospace & Defense)	433	72,887
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	195	37,619
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	291	109,754
Lamb Weston Holding, Inc. (Food Products)	293	17,603
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	675	29,457
Leggett & Platt, Inc. (Household Durables)	265	10,624
Leidos Holdings, Inc. (IT Services)	268	25,503
Lennar Corp. - Class A (Household Durables)	551	39,865
Lincoln National Corp. (Insurance)	388	14,461
Linde PLC (Chemicals)	1,054	258,347
Live Nation Entertainment, Inc.* (Entertainment)	285	13,341
LKQ Corp.* (Distributors)	609	17,168
Lockheed Martin Corp. (Aerospace & Defense)	495	187,589
Loews Corp. (Insurance)	486	17,695
Lowe's Cos., Inc. (Specialty Retail)	1,517	225,896
LyondellBasell Industries N.V. - Class A (Chemicals)	516	32,260
M&T Bank Corp. (Banks)	257	27,229
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,585	8,702
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,305	49,851
MarketAxess Holdings, Inc. (Capital Markets)	76	39,269
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	541	45,308
Marsh & McLennan Cos., Inc. (Insurance)	1,024	119,399
Martin Marietta Materials, Inc. (Construction Materials)	125	25,898
Masco Corp. (Building Products)	529	30,238
MasterCard, Inc. - Class A (IT Services)	1,775	547,641
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	535	36,428
McCormick & Co., Inc. (Food Products)	248	48,335
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,493	290,061
McKesson Corp. (Health Care Providers & Services)	324	48,652
Medtronic PLC (Health Care Equipment & Supplies)	2,693	259,821
Merck & Co., Inc. (Pharmaceuticals)	5,068	406,657
MetLife, Inc. (Insurance)	1,550	58,668
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	49	45,815
MGM Resorts International (Hotels, Restaurants & Leisure)	990	15,929
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	493	50,153
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,233	111,773
Microsoft Corp. (Software)	15,226	3,121,481
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	230	27,414
Mohawk Industries, Inc.* (Household Durables)	120	9,582
Molson Coors Beverage Co. - Class B (Beverages)	377	14,145
Mondelez International, Inc. - Class A (Food Products)	2,865	158,980

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Monster Beverage Corp.* (Beverages)	750	$58,860
Moody's Corp. (Capital Markets)	324	91,141
Morgan Stanley (Capital Markets)	2,405	117,556
Motorola Solutions, Inc. (Communications Equipment)	341	47,672
MSCI, Inc. - Class A (Capital Markets)	171	64,293
Mylan N.V.* (Pharmaceuticals)	1,038	16,722
Nasdaq, Inc. (Capital Markets)	231	30,333
National Oilwell Varco, Inc.(a) (Energy Equipment & Services)	778	8,955
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	444	19,669
Netflix, Inc.* (Entertainment)	883	431,681
Newell Brands, Inc. (Household Durables)	766	12,562
Newmont Corp. (Metals & Mining)	1,612	111,550
News Corp. - Class A (Media)	781	9,934
News Corp.(a) - Class B (Media)	244	3,113
NextEra Energy, Inc. (Electric Utilities)	982	275,648
Nielsen Holdings PLC (Professional Services)	716	10,332
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,490	243,049
NiSource, Inc. (Multi-Utilities)	768	18,778
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	963	9,620
Norfolk Southern Corp. (Road & Rail)	514	98,796
Northern Trust Corp. (Capital Markets)	418	32,750
Northrop Grumman Corp. (Aerospace & Defense)	311	101,078
NortonLifelock, Inc. (Software)	1,089	23,359
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	515	7,025
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	489	16,533
Nucor Corp. (Metals & Mining)	604	25,338
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,235	524,368
NVR, Inc.* (Household Durables)	7	27,511
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,807	28,442
Old Dominion Freight Line, Inc. (Road & Rail)	188	34,370
Omnicom Group, Inc. (Media)	430	23,104
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	831	23,193
Oracle Corp. (Software)	4,179	231,726
O'Reilly Automotive, Inc.* (Specialty Retail)	150	71,607
Otis Worldwide Corp. (Machinery)	817	51,259
PACCAR, Inc. (Machinery)	694	59,046
Packaging Corp. of America (Containers & Packaging)	190	18,263
Parker-Hannifin Corp. (Machinery)	258	46,161
Paychex, Inc. (IT Services)	641	46,101
Paycom Software, Inc.* (Software)	97	27,584
PayPal Holdings, Inc.* (IT Services)	2,357	462,137
Pentair PLC (Machinery)	332	14,226
People's United Financial, Inc. (Banks)	852	9,193
PepsiCo, Inc. (Beverages)	2,785	383,383
PerkinElmer, Inc. (Life Sciences Tools & Services)	223	26,517
Perrigo Co. PLC (Pharmaceuticals)	273	14,474
Pfizer, Inc. (Pharmaceuticals)	11,151	429,091
Philip Morris International, Inc. (Tobacco)	3,126	240,108
Phillips 66 (Oil, Gas & Consumable Fuels)	877	54,392
Pinnacle West Capital Corp.(a) (Electric Utilities)	226	18,776
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	331	32,081
PPG Industries, Inc. (Chemicals)	474	51,026
PPL Corp. (Electric Utilities)	1,542	41,048
Principal Financial Group, Inc. (Insurance)	510	21,639
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,483	156,339
Prudential Financial, Inc. (Insurance)	793	50,252
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,015	56,779
Public Storage (Equity Real Estate Investment Trusts)	302	60,364
PulteGroup, Inc. (Household Durables)	506	22,062
PVH Corp. (Textiles, Apparel & Luxury Goods)	142	6,910
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	230	29,475
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,259	238,573
Quanta Services, Inc. (Construction & Engineering)	276	11,032
Quest Diagnostics, Inc. (Health Care Providers & Services)	268	34,055
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	96	6,845
Raymond James Financial, Inc. (Capital Markets)	244	16,953
Raytheon Technologies Corp. (Aerospace & Defense)	2,952	167,319
Realty Income Corp. (Equity Real Estate Investment Trusts)	689	41,374
Regency Centers Corp. (Equity Real Estate Investment Trusts)	341	13,991
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	202	127,678
Regions Financial Corp. (Banks)	1,921	20,862
Republic Services, Inc. - Class A (Commercial Services & Supplies)	422	36,820
ResMed, Inc. (Health Care Equipment & Supplies)	291	58,930
Robert Half International, Inc. (Professional Services)	230	11,700
Rockwell Automation, Inc. (Electrical Equipment)	232	50,608
Rollins, Inc. (Commercial Services & Supplies)	282	14,777
Roper Technologies, Inc. (Industrial Conglomerates)	210	90,815
Ross Stores, Inc. (Specialty Retail)	713	63,935
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	344	16,756
S&P Global, Inc. (Capital Markets)	484	169,521

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Salesforce.com, Inc.* (Software)	1,810	$352,679
SBA Communications Corp. (Equity Real Estate Investment Trusts)	223	69,473
Schlumberger, Ltd. (Energy Equipment & Services)	2,786	50,538
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	453	20,485
Sealed Air Corp.(a) (Containers & Packaging)	312	11,132
Sempra Energy (Multi-Utilities)	587	73,057
ServiceNow, Inc.* (Software)	383	168,214
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	614	38,283
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	334	48,624
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	154	7,161
Snap-on, Inc. (Machinery)	109	15,900
Southwest Airlines Co. (Airlines)	1,077	33,268
Stanley Black & Decker, Inc. (Machinery)	309	47,376
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,346	179,539
State Street Corp. (Capital Markets)	706	45,036
STERIS PLC (Health Care Equipment & Supplies)	171	27,297
Stryker Corp. (Health Care Equipment & Supplies)	647	125,065
SVB Financial Group* (Banks)	102	22,876
Synchrony Financial (Consumer Finance)	1,079	23,878
Synopsys, Inc.* (Software)	303	60,364
Sysco Corp. (Food & Staples Retailing)	1,019	53,854
T. Rowe Price Group, Inc. (Capital Markets)	457	63,112
Take-Two Interactive Software, Inc.* (Entertainment)	228	37,397
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	554	7,401
Target Corp. (Multiline Retail)	1,004	126,383
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	662	58,964
TechnipFMC PLC (Energy Equipment & Services)	844	6,777
Teledyne Technologies, Inc.* (Aerospace & Defense)	74	22,696
Teleflex, Inc. (Health Care Equipment & Supplies)	92	34,325
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,842	234,947
Textron, Inc. (Aerospace & Defense)	457	15,968
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,334	20,317
The Allstate Corp. (Insurance)	631	59,560
The Bank of New York Mellon Corp. (Capital Markets)	1,617	57,969
The Boeing Co. (Aerospace & Defense)	1,076	170,007
The Charles Schwab Corp.(a) (Capital Markets)	2,301	76,278
The Clorox Co. (Household Products)	251	59,364
The Coca-Cola Co. (Beverages)	7,761	366,630
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	99	28,010
The Estee Lauder Co., Inc. (Personal Products)	450	88,893
The Gap, Inc. (Specialty Retail)	426	5,696
The Goldman Sachs Group, Inc. (Capital Markets)	621	122,933
The Hershey Co. (Food Products)	296	43,041
The Home Depot, Inc. (Specialty Retail)	2,159	573,193
The Interpublic Group of Cos., Inc.(a) (Media)	782	14,115
The JM Smucker Co. - Class A (Food Products)	228	24,932
The Kraft Heinz Co. (Food Products)	1,252	43,044
The Kroger Co. (Food & Staples Retailing)	1,578	54,899
The Mosaic Co. (Chemicals)	699	9,416
The PNC Financial Services Group, Inc (Banks)	852	90,883
The Procter & Gamble Co. (Household Products)	4,969	651,536
The Progressive Corp. (Insurance)	1,175	106,150
The Sherwin-Williams Co. (Chemicals)	162	104,963
The Southern Co. (Electric Utilities)	2,121	115,828
The TJX Cos., Inc. (Specialty Retail)	2,405	125,036
The Travelers Cos., Inc. (Insurance)	508	58,125
The Walt Disney Co. (Entertainment)	3,627	424,141
The Western Union Co.(a) (IT Services)	825	20,031
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,435	46,582
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	793	328,262
Tiffany & Co. (Specialty Retail)	218	27,328
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,143	122,735
Tractor Supply Co. (Specialty Retail)	232	33,116
Trane Technologies PLC (Building Products)	480	53,698
TransDigm Group, Inc. (Aerospace & Defense)	101	43,590
Truist Financial Corp. (Banks)	2,706	101,367
Twitter, Inc.* (Interactive Media & Services)	1,575	57,330
Tyler Technologies, Inc.* (Software)	80	28,580
Tyson Foods, Inc. - Class A (Food Products)	591	36,317
U.S. Bancorp (Banks)	2,751	101,347
UDR, Inc. (Equity Real Estate Investment Trusts)	592	21,430
Ulta Beauty, Inc.* (Specialty Retail)	112	21,615
Under Armour, Inc.*(a) - Class A (Textiles, Apparel & Luxury Goods)	378	3,977
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	394	3,739
Union Pacific Corp. (Road & Rail)	1,362	236,103
United Airlines Holdings , Inc.* (Airlines)	507	15,910
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,413	201,721
United Rentals, Inc.* (Trading Companies & Distributors)	145	22,529

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,905	$576,795
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	156	17,144
Unum Group (Insurance)	408	7,030
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	818	45,996
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	182	25,975
Ventas, Inc. (Equity Real Estate Investment Trusts)	749	28,732
VeriSign, Inc.* (IT Services)	203	42,971
Verisk Analytics, Inc. - Class A (Professional Services)	326	61,519
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,307	477,486
Vertex Pharmaceuticals, Inc.* (Biotechnology)	520	141,440
VF Corp. (Textiles, Apparel & Luxury Goods)	640	38,630
ViacomCBS, Inc. - Class B (Media)	1,085	28,286
Visa, Inc. - Class A (IT Services)	3,388	645,076
Vornado Realty Trust (Equity Real Estate Investment Trusts)	317	10,943
Vulcan Materials Co. (Construction Materials)	266	31,233
W.R. Berkley Corp. (Insurance)	283	17,475
W.W. Grainger, Inc. (Trading Companies & Distributors)	87	29,713
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,478	60,169
Walmart, Inc. (Food & Staples Retailing)	2,843	367,884
Waste Management, Inc. (Commercial Services & Supplies)	780	85,487
Waters Corp.* (Life Sciences Tools & Services)	125	26,644
WEC Energy Group, Inc. (Multi-Utilities)	634	60,395
Wells Fargo & Co. (Banks)	7,490	181,707
Welltower, Inc. (Equity Real Estate Investment Trusts)	838	44,883
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	148	39,793
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	601	25,903
Westinghouse Air Brake Technologies Corp.(a) (Machinery)	363	22,575
WestRock Co. (Containers & Packaging)	520	13,967
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,498	41,659
Whirlpool Corp. (Household Durables)	125	20,390
Willis Towers Watson PLC (Insurance)	258	54,183
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	195	14,124
Xcel Energy, Inc. (Electric Utilities)	1,054	72,768
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	368	6,127
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	488	52,387
Xylem, Inc. (Machinery)	360	26,273
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	604	54,994
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	107	30,040
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	415	55,967
Zions Bancorp (Banks)	329	10,683
Zoetis, Inc. (Pharmaceuticals)	953	144,551
TOTAL COMMON STOCKS (Cost $20,756,910)		54,301,212

Warrant(NM)

Occidental Petroleum Corp.; expiring 8/3/27 at $22.00 (Oil, Gas & Consumable Fuels)	225	1,260
TOTAL WARRANT (Cost $–)		1,260

Repurchase Agreements(b)(c) (41.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 7/31/20, due 8/3/20, total to be received $42,380,097	$42,380,000	$42,380,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,380,000)		42,380,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.13%(e)	157,906	$157,906
Fidelity Investments Money Market Government Portfolio-Class I, 0.13%(e)	748	748
Invesco Government & Agency Portfolio-Institutional Shares, 0.15%(e)	3,257	3,257
JPMorgan U.S. Government Money Market Fund-Capital Shares, 0.16%(e)	97,704	97,704
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $259,615)		259,615
TOTAL INVESTMENT SECURITIES (Cost $63,396,525) - 95.3%		96,942,087
Net other assets (liabilities) - 4.7%		4,740,974
NET ASSETS - 100.0%		$101,683,061

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of July 31, 2020. The total value of securities on loan as of July 31, 2020 was $247,786.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $17,875,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2020.

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	54	9/21/20	$8,815,500	$266,313

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/20	0 .66%	$50,689,184	$425,301
SPDR S&P 500 ETF	Goldman Sachs International	8/27/20	0 .56%	20,768,192	206,923
				$71,457,376	$632,224

S&P 500	UBS AG	8/27/20	0 .61%	$40,028,199	$369,894
SPDR S&P 500 ETF	UBS AG	8/27/20	0 .21%	28,064,857	282,958
				$68,093,056	$652,852

				$139,550,432	$1,285,076

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

UltraBull ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$874,953	0.9%
Air Freight & Logistics	336,682	0.3%
Airlines	94,464	0.1%
Auto Components	55,111	0.1%
Automobiles	114,758	0.1%
Banks	1,897,769	1.9%
Beverages	908,380	0.9%
Biotechnology	1,240,219	1.2%
Building Products	238,839	0.2%
Capital Markets	1,429,640	1.4%
Chemicals	987,370	1.0%
Commercial Services & Supplies	227,101	0.2%
Communications Equipment	509,909	0.5%
Construction & Engineering	33,308	NM
Construction Materials	57,131	0.1%
Consumer Finance	236,333	0.2%
Containers & Packaging	170,441	0.2%
Distributors	43,401	NM
Diversified Consumer Services	5,597	NM
Diversified Financial Services	764,129	0.8%
Diversified Telecommunication Services	919,764	0.9%
Electric Utilities	1,044,425	1.0%
Electrical Equipment	242,699	0.2%
Electronic Equipment, Instruments & Components	293,548	0.3%
Energy Equipment & Services	111,890	0.1%
Entertainment	1,116,469	1.1%
Equity Real Estate Investment Trusts	1,490,872	1.5%
Food & Staples Retailing	825,226	0.8%
Food Products	613,773	0.6%
Gas Utilities	26,074	NM
Health Care Equipment & Supplies	2,167,152	2.1%
Health Care Providers & Services	1,489,730	1.5%
Health Care Technology	42,434	NM
Hotels, Restaurants & Leisure	818,541	0.8%
Household Durables	215,216	0.2%
Household Products	995,188	1.0%
Independent Power and Renewable Electricity Producers	36,850	NM
Industrial Conglomerates	581,665	0.6%
Insurance	1,043,111	1.0%
Interactive Media & Services	3,048,292	3.0%
Internet & Direct Marketing Retail	2,896,291	2.8%
IT Services	3,056,165	3.0%
Leisure Products	18,627	NM
Life Sciences Tools & Services	679,722	0.7%
Machinery	827,348	0.8%
Media	706,960	0.7%
Metals & Mining	174,563	0.2%
Multiline Retail	273,006	0.3%
Multi-Utilities	539,308	0.5%
Oil, Gas & Consumable Fuels	1,262,970	1.2%
Personal Products	91,100	0.1%
Pharmaceuticals	2,303,198	2.3%
Professional Services	187,881	0.2%
Real Estate Management & Development	29,528	NM
Road & Rail	533,811	0.5%
Semiconductors & Semiconductor Equipment	2,544,125	2.5%
Software	4,892,974	4.9%
Specialty Retail	1,313,661	1.3%
Technology Hardware, Storage & Peripherals	3,624,921	3.6%
Textiles, Apparel & Luxury Goods	320,428	0.3%
Tobacco	393,639	0.4%
Trading Companies & Distributors	106,338	0.1%
Water Utilities	53,459	0.1%
Wireless Telecommunication Services	122,735	0.1%
Other **	47,381,849	46.6%
Total	$101,683,061	100.0%

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2020

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks (57.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	268	$7,571
1Life Healthcare, Inc.* (Health Care Providers & Services)	230	6,810
1st Constitution Bancorp (Banks)	97	1,199
1st Source Corp. (Banks)	177	5,862
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,248	8,224
89bio, Inc.* (Biotechnology)	32	972
8x8, Inc.* (Software)	1,095	17,411
A10 Networks, Inc.* (Software)	665	5,373
AAON, Inc. (Building Products)	443	26,248
AAR Corp. (Aerospace & Defense)	361	6,216
Aaron's, Inc. (Specialty Retail)	727	37,935
Abeona Therapeutics, Inc.* (Biotechnology)	643	1,833
Abercrombie & Fitch Co. - Class A (Specialty Retail)	663	6,385
ABM Industries, Inc. (Commercial Services & Supplies)	723	25,956
Acacia Communications, Inc.* (Communications Equipment)	418	28,416
Acacia Research Corp.* (Professional Services)	513	2,031
Acadia Realty Trust (Equity Real Estate Investment Trusts)	914	11,005
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	455	3,635
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	329	4,780
ACCO Brands Corp. (Commercial Services & Supplies)	996	6,494
Accuray, Inc.* (Health Care Equipment & Supplies)	965	2,152
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	863	941
ACI Worldwide, Inc.* (Software)	1,234	33,059
ACNB Corp. (Banks)	91	1,875
Acushnet Holdings Corp. (Leisure Products)	369	14,040
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	23	487
AdaptHealth Corp.* (Health Care Providers & Services)	84	1,636
Addus Homecare Corp.* (Health Care Providers & Services)	149	14,365
Adient PLC* (Auto Components)	947	15,758
ADMA Biologics, Inc.* (Biotechnology)	649	2,317
Adtalem Global Education, Inc.* (Diversified Consumer Services)	561	19,265
ADTRAN, Inc. (Communications Equipment)	515	6,396
Aduro Biotech, Inc.* (Biotechnology)	716	2,019
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	796	24,007
Advanced Drainage Systems, Inc. (Building Products)	533	26,117
Advanced Emissions Solutions, Inc. (Chemicals)	171	711
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	409	30,090
AdvanSix, Inc.* (Chemicals)	295	3,673
Adverum Biotechnologies, Inc.* (Biotechnology)	787	13,198
Aegion Corp.* (Construction & Engineering)	327	5,042
Aeglea BioTherapeutics, Inc.* (Biotechnology)	452	3,096
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	395	4,566
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	790	32,589
AeroVironment, Inc.* (Aerospace & Defense)	233	17,836
Affimed NV* (Biotechnology)	792	2,796
Agenus, Inc.* (Biotechnology)	1,493	4,539
Agile Therapeutics, Inc.* (Pharmaceuticals)	732	1,830
Agilysys, Inc.* (Software)	196	4,108
Agree Realty Corp. (Equity Real Estate Investment Trusts)	573	38,374
AgroFresh Solutions, Inc.* (Chemicals)	321	783
Aimmune Therapeutics, Inc.* (Biotechnology)	501	6,618
Air Transport Services Group, Inc.* (Air Freight & Logistics)	633	15,426
Akcea Therapeutics, Inc.* (Pharmaceuticals)	177	1,919
Akebia Therapeutics, Inc.* (Biotechnology)	1,403	15,672
Akerna Corp.* (Professional Services)	97	633
Akero Therapeutics, Inc.* (Biotechnology)	120	4,213
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	334	2,652
Alamo Group, Inc. (Machinery)	106	10,930
Alarm.com Holdings, Inc.* (Software)	488	34,180
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	559	1,275
Albany International Corp. - Class A (Machinery)	331	15,914
Albireo Pharma, Inc.* (Biotechnology)	143	4,041
Alcoa Corp.* (Metals & Mining)	2,019	26,247
Alector, Inc.* (Biotechnology)	498	7,804
Alerus Financial Corp. (Diversified Financial Services)	161	3,120
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	777	9,184
Alexander's, Inc. (Equity Real Estate Investment Trusts)	23	5,791
Alico, Inc. (Food Products)	56	1,690
Allakos, Inc.* (Biotechnology)	262	19,668
Allegheny Technologies, Inc.* (Metals & Mining)	1,368	11,888
Allegiance Bancshares, Inc. (Banks)	203	4,951
Allegiant Travel Co. (Airlines)	141	15,796
ALLETE, Inc. (Electric Utilities)	562	33,327
Allied Motion Technologies, Inc. (Electrical Equipment)	79	2,978
Allogene Therapeutics, Inc.* (Biotechnology)	523	19,178
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,743	15,687

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	219	$2,385
Alpha Pro Tech, Ltd.* (Building Products)	132	2,874
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	480	2,386
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	73	1,025
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	183	1,391
Altabancorp (Banks)	171	3,206
Altair Engineering, Inc.* - Class A (Software)	452	18,216
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	50	672
Altra Industrial Motion Corp. (Machinery)	695	23,790
AMAG Pharmaceuticals, Inc.* (Biotechnology)	333	3,182
Amalgamated Bank - Class A (Banks)	142	1,640
A-Mark Precious Metals, Inc.* (Diversified Financial Services)	53	1,277
Ambac Financial Group, Inc.* (Insurance)	489	6,259
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	356	16,120
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	561	2,266
AMC Networks, Inc.* - Class A (Media)	417	9,633
Amerant Bancorp, Inc.* (Banks)	244	3,257
Ameresco, Inc.* - Class A (Construction & Engineering)	263	7,280
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	543	14,661
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,211	8,550
American Eagle Outfitters, Inc. (Specialty Retail)	1,625	16,250
American Equity Investment Life Holding Co. (Insurance)	978	24,890
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	1,177	8,598
American National Bankshares, Inc. (Banks)	115	2,525
American Public Education, Inc.* (Diversified Consumer Services)	156	4,541
American Realty Investors, Inc.* (Real Estate Management & Development)	12	111
American Renal Associates Holdings, Inc.* (Health Care Providers & Services)	148	955
American Software, Inc. - Class A (Software)	322	5,303
American States Water Co. (Water Utilities)	397	30,522
American Superconductor Corp.* (Electrical Equipment)	237	2,204
American Vanguard Corp. (Chemicals)	311	4,186
American Woodmark Corp.* (Building Products)	182	14,673
America's Car-Mart, Inc.* (Specialty Retail)	66	6,281
Ameris Bancorp (Banks)	714	16,476
AMERISAFE, Inc. (Insurance)	207	13,136
Ames National Corp. (Banks)	95	1,758
Amicus Therapeutics, Inc.* (Biotechnology)	2,740	39,593
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,076	14,628
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	503	27,635
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,069	4,629
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	383	7,668
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	757	3,240
AnaptysBio, Inc.* (Biotechnology)	231	4,149
Anavex Life Sciences Corp.* (Biotechnology)	551	2,325
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	395	3,263
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	101	2,991
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	151	5,496
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,772	4,625
Anterix, Inc.* (Diversified Telecommunication Services)	143	6,232
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,616	7,743
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	1,057	1,913
Apellis Pharmaceuticals, Inc.* (Biotechnology)	647	16,751
API Group Corp.* (Construction & Engineering)	1,509	21,020
Apogee Enterprises, Inc. (Building Products)	277	5,980
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,666	15,494
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	109	1,826
Appfolio, Inc.* (Software)	172	23,946
Appian Corp.* (Software)	354	18,008
Applied Genetic Technologies Corp.* (Biotechnology)	252	1,331
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	416	26,258
Applied Optoelectronics, Inc.* (Communications Equipment)	209	2,970
Applied Therapeutics, Inc.* (Biotechnology)	143	3,689
Aprea Therapeutics, Inc.* (Biotechnology)	78	2,140
Aptinyx, Inc.* (Biotechnology)	265	999
Apyx Medical Corp.* (Health Care Equipment & Supplies)	360	1,616
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	214	1,126
Aravive, Inc.* (Biotechnology)	131	772
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,112	11,331
ArcBest Corp. (Road & Rail)	272	8,266
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	162	5,025

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	1,398	$9,311
Arconic Corp.* (Metals & Mining)	1,073	17,479
Arcosa, Inc. (Construction & Engineering)	524	22,123
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	140	7,312
Arcus Biosciences, Inc.* (Biotechnology)	355	6,986
Arcutis Biotherapeutics, Inc.* (Biotechnology)	102	2,723
Ardelyx, Inc.* (Biotechnology)	787	4,447
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	362	1,488
Arena Pharmaceuticals, Inc.* (Biotechnology)	607	37,264
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	332	3,031
Argan, Inc. (Construction & Engineering)	159	6,821
Argo Group International Holdings, Ltd. (Insurance)	350	11,729
Arlington Asset Investment Corp. - Class A (Capital Markets)	394	1,072
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	836	3,528
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	605	5,832
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	690	6,445
Arrow Financial Corp. (Banks)	139	3,795
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,081	46,559
Artesian Resources Corp. - Class A (Water Utilities)	86	3,017
Artisan Partners Asset Management, Inc. (Capital Markets)	586	21,231
Arvinas, Inc.* (Pharmaceuticals)	315	9,923
Asbury Automotive Group, Inc.* (Specialty Retail)	208	20,831
ASGN, Inc.* (Professional Services)	548	37,516
Aspen Aerogels, Inc.* (Energy Equipment & Services)	220	1,397
Aspen Group, Inc.* (Diversified Consumer Services)	200	1,760
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	508	2,271
Assembly Biosciences, Inc.* (Pharmaceuticals)	331	7,348
Assetmark Financial Holdings, Inc.* (Capital Markets)	176	4,902
Associated Capital Group, Inc. - Class A (Capital Markets)	20	809
Astec Industries, Inc. (Machinery)	242	10,767
Astronics Corp.* (Aerospace & Defense)	249	2,166
Asure Software, Inc.* (Software)	144	929
AT Home Group, Inc.* (Specialty Retail)	517	6,421
Atara Biotherapeutics, Inc.* (Biotechnology)	619	7,669
Athenex, Inc.* (Biotechnology)	793	8,414
Athersys, Inc.* (Biotechnology)	1,869	4,785
Atkore International Group, Inc.* (Electrical Equipment)	510	13,602
Atlantic Capital Bancshares, Inc.* (Banks)	226	2,260
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	978	1,917
Atlantic Union Bankshares (Banks)	840	18,959
Atlanticus Holdings Corp.* (Consumer Finance)	55	449
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	277	14,426
ATN International, Inc. (Diversified Telecommunication Services)	120	6,916
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	155	1,649
Atreca, Inc.* - Class A (Biotechnology)	230	2,979
AtriCure, Inc.* (Health Care Equipment & Supplies)	420	17,140
Atrion Corp. (Health Care Equipment & Supplies)	15	9,302
Auburn National Bancorp, Inc. (Banks)	25	1,138
Avalon GloboCare Corp.* (Health Care Providers & Services)	209	339
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	513	15,734
Avaya Holdings Corp.* - Class C (Software)	999	12,647
Avenue Therapeutics, Inc.* (Pharmaceuticals)	72	729
AVEO Pharmaceuticals, Inc.* (Biotechnology)	147	626
Avid Bioservices, Inc.* (Biotechnology)	607	4,504
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	336	2,765
Avient Corp. (Chemicals)	985	23,542
Avis Budget Group, Inc.* (Road & Rail)	567	14,686
Avista Corp. (Multi-Utilities)	725	26,919
Avrobio, Inc.* (Biotechnology)	333	5,644
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	352	10,356
Axcella Health, Inc.* (Biotechnology)	104	467
AxoGen, Inc.* (Health Care Equipment & Supplies)	392	4,457
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	328	13,894
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	623	13,961
Axsome Therapeutics, Inc.* (Pharmaceuticals)	298	21,255
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	421	2,017
Aytu BioScience, Inc.* (Pharmaceuticals)	248	345
AZZ, Inc. (Electrical Equipment)	280	8,842
B Riley Financial, Inc. (Capital Markets)	209	5,332
B&G Foods, Inc. - Class A (Food Products)	687	19,861
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	314	19,656
Balchem Corp. (Chemicals)	347	34,789
Banc of California, Inc. (Banks)	482	5,167
BancFirst Corp. (Banks)	202	8,799
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	334	3,898
BancorpSouth Bank (Banks)	1,067	22,332

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Bandwidth, Inc.* (Diversified Telecommunication Services)	207	$29,969
Bank First Corp. (Banks)	67	4,168
Bank of Commerce Holdings (Banks)	172	1,299
Bank of Marin Bancorp (Banks)	142	4,460
Bank7 Corp. (Thrifts & Mortgage Finance)	31	307
BankFinancial Corp. (Thrifts & Mortgage Finance)	144	1,050
BankUnited, Inc. (Banks)	990	19,939
Bankwell Financial Group, Inc. (Banks)	72	1,073
Banner Corp. (Banks)	374	13,251
Bar Harbor Bankshares (Banks)	165	3,280
Barnes Group, Inc. (Machinery)	506	18,656
Barrett Business Services, Inc. (Professional Services)	80	4,214
BayCom Corp.* (Banks)	125	1,285
BBX Capital Corp.* (Hotels, Restaurants & Leisure)	135	1,879
BCB Bancorp, Inc. (Banks)	157	1,264
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	588	18,322
Beam Therapeutics, Inc.* (Biotechnology)	133	2,572
Beazer Homes USA, Inc.* (Household Durables)	308	3,447
Bed Bath & Beyond, Inc. (Specialty Retail)	1,367	14,791
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	106	1,293
Belden, Inc. (Electronic Equipment, Instruments & Components)	475	15,010
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	37	475
Bellring Brands, Inc.* - Class A (Personal Products)	429	8,524
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	393	8,001
Benefitfocus, Inc.* (Software)	313	3,665
Benefytt Technologies, Inc.* (Insurance)	112	3,463
Berkshire Hills Bancorp, Inc. (Banks)	482	4,801
Berry Corp. (Oil, Gas & Consumable Fuels)	729	3,430
Beyond Air, Inc.* (Health Care Equipment & Supplies)	141	876
Beyondspring, Inc.* (Biotechnology)	146	1,610
BG Staffing, Inc. (Professional Services)	99	899
BGC Partners, Inc. - Class A (Capital Markets)	3,285	9,099
Big Lots, Inc. (Multiline Retail)	423	16,641
Biglari Holdings, Inc.* - Class A (Hotels, Restaurants & Leisure)	1	316
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	9	584
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,662	6,764
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	957	4,010
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	508	32,532
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	78	1,508
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	229	2,066
BioSpecifics Technologies Corp.* (Biotechnology)	67	4,198
BioTelemetry, Inc.* (Health Care Providers & Services)	361	15,364
Bioxcel Therapeutics, Inc.* (Biotechnology)	114	5,171
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	200	4,012
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,475	59,074
Black Diamond Therapeutics, Inc.* (Biotechnology)	133	3,700
Black Hills Corp. (Multi-Utilities)	678	39,229
Blackbaud, Inc. (Software)	532	33,271
Blackline, Inc.* (Software)	541	48,100
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,484	35,721
Bloom Energy Corp.* (Electrical Equipment)	917	11,151
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	943	10,863
Blucora, Inc.* (Capital Markets)	520	6,131
Blue Bird Corp.* (Machinery)	165	2,067
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	56	403
Blueprint Medicines Corp.* (Biotechnology)	585	42,810
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	251	1,817
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	725	18,560
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	62	489
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	472	6,820
Boise Cascade Co. (Paper & Forest Products)	422	19,661
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	202	3,674
Boot Barn Holdings, Inc.* (Specialty Retail)	308	5,963
Boston Omaha Corp.* - Class A (Media)	121	1,924
Boston Private Financial Holdings, Inc. (Banks)	883	5,196
Bottomline Technologies, Inc.* (Software)	467	22,537
Box, Inc.* - Class A (Software)	1,590	28,541
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	876	20,735
Brady Corp. - Class A (Commercial Services & Supplies)	523	24,042
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	288	3,902
Bridge Bancorp, Inc. (Banks)	180	3,256
Bridgebio Pharma, Inc.* (Biotechnology)	785	22,090
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	237	2,202
Bridgford Foods Corp.* (Food Products)	18	290
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	326	3,612
Brightcove, Inc.* (IT Services)	420	4,444
Brightsphere Investment Group, Inc. (Capital Markets)	668	8,978

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Brightview Holdings, Inc.* (Commercial Services & Supplies)	336	$4,072
Brinker International, Inc. (Hotels, Restaurants & Leisure)	472	12,692
Bristow Group, Inc.* (Energy Equipment & Services)	72	1,153
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,387	12,788
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,980	5,485
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	351	16,020
Brookfield Renewable Corp.* - Class A (Equity Real Estate Investment Trusts)	450	20,223
Brookline Bancorp, Inc. (Banks)	836	8,021
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	783	42,634
BRP Group, Inc.* - Class A (Insurance)	214	3,734
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	107	1,104
Bryn Mawr Bank Corp. (Banks)	212	5,520
Builders FirstSource, Inc.* (Building Products)	1,247	29,541
Business First Bancshares, Inc. (Banks)	131	1,787
Byline Bancorp, Inc. (Banks)	261	3,383
C&F Financial Corp. (Banks)	38	1,115
Cabaletta Bio, Inc.* (Biotechnology)	139	1,589
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	313	47,176
Cactus, Inc. - Class A (Energy Equipment & Services)	513	11,604
Cadence Bancorp (Banks)	1,352	10,559
Cadiz, Inc.* (Water Utilities)	215	2,283
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,464	45,457
Caesarstone, Ltd. (Building Products)	240	2,753
CAI International, Inc.* (Trading Companies & Distributors)	177	3,046
CalAmp Corp.* (Communications Equipment)	361	2,845
Calavo Growers, Inc. (Food Products)	177	10,225
Caledonia Mining Corp. PLC (Metals & Mining)	120	2,752
Caleres, Inc. (Specialty Retail)	413	2,606
California Bancorp, Inc.* (Banks)	81	1,062
California Water Service Group (Water Utilities)	525	24,607
Calithera Biosciences, Inc.* (Biotechnology)	708	3,328
Calix, Inc.* (Communications Equipment)	524	10,747
Callaway Golf Co. (Leisure Products)	1,006	19,165
Cal-Maine Foods, Inc.* (Food Products)	341	14,985
Calyxt, Inc.* (Biotechnology)	112	494
Cambium Networks Corp.* (Communications Equipment)	60	726
Cambridge Bancorp (Banks)	68	3,685
Camden National Corp. (Banks)	159	5,039
Camping World Holdings, Inc. - Class A (Specialty Retail)	354	12,963
Cannae Holdings, Inc.* (Diversified Financial Services)	913	34,401
Cantel Medical Corp. (Health Care Equipment & Supplies)	409	19,325
Capital Bancorp, Inc.* (Banks)	85	903
Capital City Bank Group, Inc. (Banks)	144	2,712
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,430	13,800
Capstar Financial Holdings, Inc. (Banks)	172	1,746
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,027	6,316
Cara Therapeutics, Inc.* (Biotechnology)	444	7,299
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	372	11,339
Cardlytics, Inc.* (Media)	278	18,465
Cardtronics PLC* - Class A (IT Services)	388	8,664
CareDx, Inc.* (Biotechnology)	462	15,408
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,030	18,561
Cargurus, Inc.* (Interactive Media & Services)	930	26,869
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	228	3,134
Carpenter Technology Corp. (Metals & Mining)	512	11,448
Carriage Services, Inc. (Diversified Consumer Services)	177	3,913
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	381	2,339
Cars.com, Inc.* (Interactive Media & Services)	727	5,903
Carter Bank & Trust (Banks)	244	1,720
Casa Systems, Inc.* (Communications Equipment)	342	1,919
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	496	27,483
CASI Pharmaceuticals, Inc.* (Biotechnology)	581	1,121
Casper Sleep, Inc.* (Household Durables)	91	840
Cass Information Systems, Inc. (IT Services)	154	5,518
Cassava Sciences, Inc.* (Pharmaceuticals)	250	793
Castle Biosciences, Inc.* (Biotechnology)	111	4,298
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	194	1,121
Catalyst Biosciences, Inc.* (Biotechnology)	188	961
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,045	4,494
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	525	5,124
Cathay General Bancorp (Banks)	819	19,803
Cavco Industries, Inc.* (Household Durables)	94	18,831
CB Financial Services, Inc. (Banks)	53	917
CBIZ, Inc.* (Professional Services)	549	13,275
CBTX, Inc. (Banks)	191	3,016
CECO Environmental Corp.* (Commercial Services & Supplies)	334	2,238
Cellular Biomedicine Group, Inc.* (Biotechnology)	133	1,752
CEL-SCI Corp.* (Biotechnology)	354	4,429

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Celsius Holdings, Inc.* (Beverages)	370	$5,428
Centogene NV* (Biotechnology)	44	559
Central European Media Enterprises, Ltd.* - Class A (Media)	960	3,821
Central Garden & Pet Co.* (Household Products)	104	3,937
Central Garden & Pet Co.* - Class A (Household Products)	426	14,761
Central Pacific Financial Corp. (Banks)	296	4,606
Central Valley Community Bancorp (Banks)	114	1,498
Century Aluminum Co.* (Metals & Mining)	544	4,738
Century Bancorp, Inc. - Class A (Banks)	31	2,159
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	292	1,177
Century Communities, Inc.* (Household Durables)	315	11,220
Cerecor, Inc.* (Pharmaceuticals)	312	852
Cerence, Inc.* (Software)	396	15,705
Cerus Corp.* (Health Care Equipment & Supplies)	1,746	12,449
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	234	9,407
Champions Oncology, Inc.* (Life Sciences Tools & Services)	78	682
ChampionX Corp.* (Energy Equipment & Services)	2,002	19,038
ChannelAdvisor Corp.* (Software)	294	5,989
Chart Industries, Inc.* (Machinery)	389	26,658
Chase Corp. (Chemicals)	79	7,944
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	500	2,605
Checkpoint Therapeutics, Inc.* (Biotechnology)	441	992
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	268	3,090
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	210	1,161
ChemoCentryx, Inc.* (Biotechnology)	479	25,248
Chemung Financial Corp. (Banks)	39	1,053
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	163	1,504
Chesapeake Utilities Corp. (Gas Utilities)	174	14,701
Chiasma, Inc.* (Pharmaceuticals)	395	1,726
Chico's FAS, Inc. (Specialty Retail)	1,281	1,627
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,069	18,600
Chimerix, Inc.* (Biotechnology)	522	1,623
ChoiceOne Financial Services, Inc. (Banks)	74	2,109
ChromaDex Corp.* (Life Sciences Tools & Services)	440	2,226
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	410	56,793
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	178	2,832
Cidara Therapeutics, Inc.* (Biotechnology)	361	1,318
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	119	1,214
Cimpress PLC* (Commercial Services & Supplies)	192	19,200
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	541	8,120
Cinemark Holdings, Inc. (Entertainment)	1,152	13,628
CIRCOR International, Inc.* (Machinery)	215	5,637
CIT Group, Inc. (Banks)	1,063	20,165
Citi Trends, Inc. (Specialty Retail)	118	2,032
Citizens & Northern Corp. (Banks)	143	2,531
Citizens Holding Co. (Banks)	51	1,100
Citizens, Inc.* (Insurance)	534	3,065
City Holding Co. (Banks)	170	10,618
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	506	4,377
Civista Bancshares, Inc. (Banks)	171	2,245
Clarus Corp. (Leisure Products)	251	3,007
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,417	3,372
Clearfield, Inc.* (Communications Equipment)	120	2,237
Clearwater Paper Corp.* (Paper & Forest Products)	173	6,387
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	376	8,614
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	859	21,080
Cleveland-Cliffs, Inc. (Metals & Mining)	4,257	22,051
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	160	1,069
Cloudera, Inc.* (Software)	2,208	24,884
Clovis Oncology, Inc.* (Biotechnology)	779	4,510
CNB Financial Corp. (Banks)	159	2,596
CNO Financial Group, Inc. (Insurance)	1,544	23,314
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,000	19,300
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	279	6,696
Coastal Financial Corp.* (Banks)	98	1,310
Coca-Cola Consolidated, Inc. (Beverages)	51	11,708
Codexis, Inc.* (Life Sciences Tools & Services)	577	6,826
Codorus Valley Bancorp, Inc. (Banks)	101	1,187
Coeur Mining, Inc.* (Metals & Mining)	2,609	20,689
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	458	41,270
Cohbar, Inc.* (Biotechnology)	264	393
Cohen & Steers, Inc. (Capital Markets)	263	15,827
Coherus Biosciences, Inc.* (Biotechnology)	624	10,976
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	443	8,342
Collectors Universe, Inc. (Diversified Consumer Services)	98	3,730
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	370	5,839
Colony Bankcorp, Inc. (Banks)	83	886
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	5,233	10,047
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	906	5,708
Columbia Banking System, Inc. (Banks)	773	22,363

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	530	$6,376
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,234	14,759
Columbus McKinnon Corp. (Machinery)	250	8,283
Comfort Systems USA, Inc. (Construction & Engineering)	387	19,238
Commercial Metals Co. (Metals & Mining)	1,281	26,491
Community Bank System, Inc. (Banks)	553	31,095
Community Bankers Trust Corp. (Banks)	235	1,213
Community Health Systems, Inc.* (Health Care Providers & Services)	918	4,572
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	228	10,426
Community Trust Bancorp, Inc. (Banks)	168	5,142
CommVault Systems, Inc.* (Software)	450	19,836
Compass Minerals International, Inc. (Metals & Mining)	368	18,746
Computer Programs & Systems, Inc. (Health Care Technology)	138	3,406
CompX International, Inc. (Commercial Services & Supplies)	18	249
comScore, Inc.* (Media)	630	1,890
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	216	1,158
Comtech Telecommunications Corp. (Communications Equipment)	262	4,302
Concert Pharmaceuticals, Inc.* (Biotechnology)	308	2,855
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	289	1,081
Conduent, Inc.* (IT Services)	1,779	3,398
CONMED Corp. (Health Care Equipment & Supplies)	293	24,184
ConnectOne Bancorp, Inc. (Banks)	399	5,502
Conn's, Inc.* (Specialty Retail)	189	1,882
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	280	1,646
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	784	5,723
Consolidated Water Co., Ltd. (Water Utilities)	156	1,914
Constellation Pharmaceuticals, Inc.* (Biotechnology)	291	7,825
Construction Partners, Inc.* - Class A (Construction & Engineering)	203	3,360
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	967	1,721
ContraFect Corp.* (Biotechnology)	145	806
Cooper Tire & Rubber Co. (Auto Components)	543	16,866
Cooper-Standard Holding, Inc.* (Auto Components)	180	1,928
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	713	4,471
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,035	15,473
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,289	11,485
Core-Mark Holding Co., Inc. (Distributors)	482	12,783
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	148	1,296
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	423	2,365
CorMedix, Inc.* (Pharmaceuticals)	278	1,237
Cornerstone Building Brands, Inc.* (Building Products)	471	2,671
Cornerstone OnDemand, Inc.* (Software)	653	23,188
Cortexyme, Inc.* (Biotechnology)	170	6,775
CorVel Corp.* (Health Care Providers & Services)	96	7,631
Costamare, Inc. (Marine)	534	2,430
County Bancorp, Inc. (Banks)	54	1,002
Covanta Holding Corp. (Commercial Services & Supplies)	1,277	12,566
Covenant Transportation Group, Inc.* - Class A (Road & Rail)	137	2,308
Covetrus, Inc.* (Health Care Providers & Services)	1,058	23,445
Cowen, Inc. - Class A (Capital Markets)	288	4,743
CRA International, Inc. (Professional Services)	81	3,383
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	258	28,501
Craft Brew Alliance, Inc.* (Beverages)	124	1,836
Crawford & Co. - Class A (Insurance)	176	1,290
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	292	4,053
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	720	25,877
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	386	2,503
CrossFirst Bankshares, Inc.* (Banks)	516	4,732
CryoLife, Inc.* (Health Care Equipment & Supplies)	397	7,706
CryoPort, Inc.* (Health Care Equipment & Supplies)	361	11,964
CSG Systems International, Inc. (IT Services)	352	14,830
CSW Industrials, Inc. (Building Products)	152	10,152
CTO Realty Growth, Inc. (Real Estate Management & Development)	51	2,022
CTS Corp. (Electronic Equipment, Instruments & Components)	344	6,832
Cubic Corp. (Aerospace & Defense)	338	14,196
Cue BioPharma, Inc.* (Biotechnology)	299	5,654
Curo Group Holdings Corp. (Consumer Finance)	197	1,377
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,191	12,744
Customers Bancorp, Inc.* (Banks)	309	3,662
Cutera, Inc.* (Health Care Equipment & Supplies)	180	2,561
CVB Financial Corp. (Banks)	1,393	25,172
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	319	6,125
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	76	2,991
Cyclerion Therapeutics, Inc.* (Biotechnology)	239	913

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	746	$2,648
Cytokinetics, Inc.* (Biotechnology)	603	13,037
Cytomx Therapeutics, Inc.* (Biotechnology)	487	3,414
CytoSorbents Corp.* (Health Care Equipment & Supplies)	372	3,562
Daily Journal Corp.* (Media)	13	3,692
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	399	1,664
Dana, Inc. (Auto Components)	1,560	17,831
Darling Ingredients, Inc.* (Food Products)	1,733	48,403
DASAN Zhone Solutions, Inc.* (Communications Equipment)	130	1,314
Daseke, Inc.* (Road & Rail)	491	2,047
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	501	6,182
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	404	18,733
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	301	62,984
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	321	2,456
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	673	11,764
Delmar Bancorp (Banks)	106	617
Deluxe Corp. (Commercial Services & Supplies)	450	12,704
Denali Therapeutics, Inc.* (Biotechnology)	678	15,879
Denny's Corp.* (Hotels, Restaurants & Leisure)	585	5,198
DermTech, Inc.* (Biotechnology)	87	921
Designer Brands, Inc. (Specialty Retail)	664	3,924
DHI Group, Inc.* (Interactive Media & Services)	524	1,310
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,201	6,822
Diamond Hill Investment Group, Inc. (Capital Markets)	34	3,877
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	295	2,590
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,153	9,947
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	700	15,050
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	757	5,276
Digi International, Inc.* (Communications Equipment)	309	3,745
Digimarc Corp.* (Software)	129	1,814
Digital Turbine, Inc.* (Software)	887	12,312
Dillard's, Inc. - Class A (Multiline Retail)	81	1,908
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	309	3,629
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	168	7,632
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	456	23,461
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	2,556	9,956
DMC Global, Inc. (Machinery)	157	4,613
Domo, Inc.* (Software)	275	8,850
Domtar Corp. (Paper & Forest Products)	592	12,426
Donegal Group, Inc. - Class A (Insurance)	118	1,650
Donnelley Financial Solutions, Inc.* (Capital Markets)	324	2,803
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	373	3,185
Dorman Products, Inc.* (Auto Components)	287	23,462
Douglas Dynamics, Inc. (Machinery)	243	8,590
Dril-Quip, Inc.* (Energy Equipment & Services)	376	12,517
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	236	3,505
Ducommun, Inc.* (Aerospace & Defense)	116	4,170
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	119	879
Durect Corp.* (Pharmaceuticals)	2,132	4,179
DXP Enterprises, Inc.* (Trading Companies & Distributors)	177	2,988
Dyadic International, Inc.* (Biotechnology)	208	1,805
Dycom Industries, Inc.* (Construction & Engineering)	331	14,177
Dynavax Technologies Corp.* (Biotechnology)	964	7,818
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	238	3,677
Eagle Bancorp Montana, Inc. (Banks)	67	1,035
Eagle Bancorp, Inc. (Banks)	345	10,378
Eagle Bulk Shipping, Inc.* (Marine)	477	1,159
Eagle Pharmaceuticals, Inc.* (Biotechnology)	117	5,428
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	251	660
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	812	19,853
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	416	55,186
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	167	3,649
Ebix, Inc. (Software)	285	6,286
Echo Global Logistics, Inc.* (Air Freight & Logistics)	282	7,068
Edgewell Personal Care Co.* (Personal Products)	587	17,545
Editas Medicine, Inc.* (Biotechnology)	597	17,528
eGain Corp.* (Software)	224	2,220
eHealth, Inc.* (Insurance)	275	19,014
Eidos Therapeutics, Inc.* (Biotechnology)	118	4,732
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	254	2,553
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	193	3,814
Electromed, Inc.* (Health Care Equipment & Supplies)	75	1,244
elf Beauty, Inc.* (Personal Products)	283	5,054
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	445	5,233
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	97	1,072

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	287	$801
EMCOR Group, Inc. (Construction & Engineering)	586	40,140
Emerald Holding, Inc. (Media)	264	718
Emergent BioSolutions, Inc.* (Biotechnology)	481	53,505
Employers Holdings, Inc. (Insurance)	321	10,439
Enanta Pharmaceuticals, Inc.* (Biotechnology)	205	9,399
Encore Capital Group, Inc.* (Consumer Finance)	336	12,274
Encore Wire Corp. (Electrical Equipment)	219	10,992
Endo International PLC* (Pharmaceuticals)	2,441	8,495
Endurance International Group Holdings, Inc.* (IT Services)	712	4,037
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,258	2,151
Energy Recovery, Inc.* (Machinery)	409	3,104
Enerpac Tool Group Corp. (Machinery)	584	11,038
EnerSys (Electrical Equipment)	458	30,805
Ennis, Inc. (Commercial Services & Supplies)	276	4,775
Enochian Biosciences, Inc.* (Biotechnology)	149	574
Enova International, Inc.* (Consumer Finance)	316	5,084
EnPro Industries, Inc. (Machinery)	223	10,644
Enstar Group, Ltd.* (Insurance)	130	21,834
Entercom Communications Corp. - Class A (Media)	1,264	1,770
Enterprise Bancorp, Inc. (Banks)	97	2,086
Enterprise Financial Services Corp. (Banks)	259	7,527
Entravision Communications Corp. - Class A (Media)	635	838
Envela Corp.* (Specialty Retail)	83	351
Envestnet, Inc.* (Software)	572	46,446
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	479	1,140
Epizyme, Inc.* (Biotechnology)	961	13,300
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	143	10,659
Equity Bancshares, Inc.* - Class A (Banks)	156	2,206
Eros International PLC* (Entertainment)	788	2,238
Escalade, Inc. (Leisure Products)	112	1,719
ESCO Technologies, Inc. (Machinery)	276	23,719
Esperion Therapeutics, Inc.* (Biotechnology)	279	10,499
Esquire Financial Holdings, Inc.* (Banks)	73	1,135
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	101	1,273
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,170	41,921
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	984	15,842
Ethan Allen Interiors, Inc. (Household Durables)	253	2,996
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	159	1,062
Evans Bancorp, Inc. (Banks)	52	1,147
Evelo Biosciences, Inc.* (Biotechnology)	151	575
Eventbrite, Inc.* (Interactive Media & Services)	685	5,836
Everi Holdings, Inc.* (IT Services)	876	4,976
EverQuote, Inc.* - Class A (Interactive Media & Services)	151	8,222
EVERTEC, Inc. (IT Services)	649	20,151
EVI Industries, Inc.* (Trading Companies & Distributors)	53	1,340
Evo Payments, Inc.* (IT Services)	439	9,961
Evofem Biosciences, Inc.* (Pharmaceuticals)	506	1,513
Evolent Health, Inc.* (Health Care Technology)	814	9,483
Evolus, Inc.* (Pharmaceuticals)	235	766
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	305	799
Evoqua Water Technologies Corp.* (Machinery)	924	17,769
Exagen, Inc.* (Health Care Providers & Services)	52	647
Exicure, Inc.* (Biotechnology)	639	1,431
ExlService Holdings, Inc.* (IT Services)	361	23,126
eXp World Holdings, Inc.* (Real Estate Management & Development)	257	5,107
Exponent, Inc. (Professional Services)	553	46,486
Express, Inc.* (Specialty Retail)	686	693
Exterran Corp.* (Energy Equipment & Services)	280	1,392
Extreme Networks, Inc.* (Communications Equipment)	1,256	5,715
EZCORP, Inc.* - Class A (Consumer Finance)	522	2,986
Fabrinet* (Electronic Equipment, Instruments & Components)	395	28,689
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	417	1,047
Farmer Bros Co.* (Food Products)	173	862
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	109	2,342
Farmers National Bancorp (Banks)	279	3,016
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	281	1,942
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	191	11,428
Fate Therapeutics, Inc.* (Biotechnology)	674	21,076
FB Financial Corp. (Banks)	192	4,879
FBL Financial Group, Inc. - Class A (Insurance)	104	3,617
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	98	5,832
Federal Signal Corp. (Machinery)	645	19,937
Federated Hermes, Inc. - Class B (Capital Markets)	1,041	27,440
FedNat Holding Co. (Insurance)	133	1,245
Fennec Pharmaceuticals, Inc.* (Biotechnology)	233	1,968
Ferro Corp.* (Chemicals)	882	10,311
FibroGen, Inc.* (Biotechnology)	896	36,261

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Fidelity D&D Bancorp, Inc. (Banks)	42	$1,918
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	194	1,257
Financial Institutions, Inc. (Banks)	171	2,526
First Bancorp/Puerto Rico (Banks)	2,319	12,615
First Bancorp/Southern Pines NC (Banks)	309	6,384
First Bancshares, Inc. (Banks)	222	4,420
First Bank/Hamilton NJ (Banks)	177	1,156
First Busey Corp. (Banks)	543	9,285
First Business Financial Services, Inc. (Banks)	87	1,294
First Capital, Inc. (Thrifts & Mortgage Finance)	35	1,873
First Choice Bancorp (Banks)	112	1,695
First Commonwealth Financial Corp. (Banks)	1,052	8,279
First Community Bancshares, Inc. (Banks)	187	3,658
First Community Corp. (Banks)	77	1,032
First Financial Bancorp (Banks)	1,045	14,541
First Financial Bankshares, Inc. (Banks)	1,391	41,619
First Financial Corp. (Banks)	145	4,847
First Foundation, Inc. (Banks)	425	6,532
First Guaranty Bancshares, Inc. (Banks)	39	460
First Internet Bancorp (Banks)	102	1,494
First Interstate BancSystem - Class A (Banks)	458	13,332
First Merchants Corp. (Banks)	582	14,218
First Mid Bancshares, Inc. (Banks)	157	3,832
First Midwest Bancorp, Inc. (Banks)	1,229	14,914
First Northwest Bancorp (Banks)	97	994
First of Long Island Corp. (Banks)	246	3,668
First Savings Financial Group, Inc. (Banks)	20	850
First United Corp. (Banks)	73	789
First Western Financial, Inc.* (Banks)	67	945
FirstCash, Inc. (Consumer Finance)	438	25,247
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	2,573	16,827
Five Prime Therapeutics, Inc.* (Biotechnology)	289	1,705
Five Star Senior Living* (Health Care Providers & Services)	204	926
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	385	12,081
Flexion Therapeutics, Inc.* (Biotechnology)	369	5,007
Fluent, Inc.* (Media)	452	823
Fluidigm Corp.* (Life Sciences Tools & Services)	761	5,357
Fluor Corp. (Construction & Engineering)	1,519	15,479
Flushing Financial Corp. (Banks)	291	3,224
FNCB Bancorp, Inc. (Banks)	184	1,029
Focus Financial Partners, Inc.* (Capital Markets)	339	12,526
FONAR Corp.* (Health Care Equipment & Supplies)	67	1,650
ForeScout Technologies, Inc.* (Software)	517	14,988
Forestar Group, Inc.* (Real Estate Management & Development)	179	3,098
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	822	23,706
Forrester Research, Inc.* (Professional Services)	118	4,143
Forterra, Inc.* (Construction Materials)	204	2,650
Fortress Biotech, Inc.* (Biotechnology)	627	1,740
Forward Air Corp. (Air Freight & Logistics)	299	15,545
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	499	1,652
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	220	3,021
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	759	19,127
Fox Factory Holding Corp.* (Auto Components)	415	36,934
Franchise Group, Inc. (Diversified Consumer Services)	207	5,072
Franklin Covey Co.* (Professional Services)	135	2,442
Franklin Electric Co., Inc. (Machinery)	496	26,809
Franklin Financial Network, Inc. (Banks)	149	3,934
Franklin Financial Services Corp. (Banks)	44	1,061
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,119	5,875
Frank's International N.V.* (Energy Equipment & Services)	1,671	3,810
Frequency Therapeutics, Inc.* (Biotechnology)	303	6,405
Fresh Del Monte Produce, Inc. (Food Products)	335	7,564
Freshpet, Inc.* (Food Products)	417	40,053
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	540	4,682
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,271	10,168
FRP Holdings, Inc.* (Real Estate Management & Development)	73	2,856
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	41	1,558
Fuelcell Energy, Inc.* (Electrical Equipment)	2,295	5,118
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	135	2,142
Fulgent Genetics, Inc.* (Health Care Providers & Services)	104	2,740
Fulton Financial Corp. (Banks)	1,729	16,771
Funko, Inc.* (Distributors)	259	1,435
FutureFuel Corp. (Chemicals)	278	3,664
FVCBankcorp, Inc.* (Banks)	128	1,262
G1 Therapeutics, Inc.* (Biotechnology)	368	5,399
Gaia, Inc.* (Internet & Direct Marketing Retail)	126	1,157
Galectin Therapeutics, Inc.* (Biotechnology)	401	1,047
Galera Therapeutics, Inc.* (Biotechnology)	94	654
GAMCO Investors, Inc. - Class A (Capital Markets)	59	696
GameStop Corp.* - Class A (Specialty Retail)	617	2,474
GAN, Ltd.* (Hotels, Restaurants & Leisure)	80	1,548
Gannett Co., Inc.* (Media)	1,418	2,099

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
GATX Corp. (Trading Companies & Distributors)	375	$22,871
GCP Applied Technologies, Inc.* (Chemicals)	527	12,026
Genasys, Inc.* (Communications Equipment)	354	1,487
Genco Shipping & Trading, Ltd. (Marine)	184	1,249
Gencor Industries, Inc.* (Machinery)	98	1,173
General Finance Corp.* (Trading Companies & Distributors)	113	664
Genesco, Inc.* (Specialty Retail)	153	2,379
Genie Energy, Ltd. - Class B (Electric Utilities)	142	1,154
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	730	13,038
Genprex, Inc.* (Biotechnology)	308	1,038
Gentherm, Inc.* (Auto Components)	353	13,686
Genworth Financial, Inc.* - Class A (Insurance)	5,437	11,091
German American Bancorp, Inc. (Banks)	266	7,565
Geron Corp.* (Biotechnology)	1,999	3,178
Getty Realty Corp. (Equity Real Estate Investment Trusts)	364	10,785
Gibraltar Industries, Inc.* (Building Products)	351	18,154
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	474	4,688
Glacier Bancorp, Inc. (Banks)	1,033	36,475
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	363	6,607
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	204	3,280
Glaukos Corp.* (Health Care Equipment & Supplies)	455	19,884
Global Indemnity, Ltd. (Insurance)	87	1,988
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	443	5,267
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	972	16,184
Global Water Resources, Inc. (Water Utilities)	138	1,434
GlobalSCAPE, Inc. (Software)	154	1,468
Glu Mobile, Inc.* (Entertainment)	1,397	13,188
GlycoMimetics, Inc.* (Biotechnology)	365	1,438
GMS, Inc.* (Trading Companies & Distributors)	449	10,520
Gogo, Inc.* (Wireless Telecommunication Services)	619	1,801
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	981	7,358
Gold Resource Corp. (Metals & Mining)	704	3,091
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	180	1,539
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	99	738
Goosehead Insurance, Inc.* (Insurance)	139	14,363
GoPro, Inc.* - Class A (Household Durables)	1,393	7,369
Gorman-Rupp Co. (Machinery)	190	5,749
Gossamer Bio, Inc.* (Biotechnology)	534	6,365
GP Strategies Corp.* (Professional Services)	140	1,040
Graham Corp. (Machinery)	104	1,369
Granite Construction, Inc. (Construction & Engineering)	505	8,565
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	588	3,993
Gray Television, Inc.* (Media)	963	13,809
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	223	1,922
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	685	5,727
Great Southern Bancorp, Inc. (Banks)	119	4,292
Great Western Bancorp, Inc. (Banks)	596	7,748
Green Brick Partners, Inc.* (Household Durables)	256	3,533
Green Dot Corp.* - Class A (Consumer Finance)	549	27,830
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	368	4,758
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	33	710
Greenhill & Co., Inc. (Capital Markets)	153	1,833
Greenlane Holdings, Inc.* - Class A (Distributors)	111	428
Greenlight Capital Re, Ltd.* - Class A (Insurance)	312	2,016
GreenSky, Inc.* - Class A (IT Services)	669	3,777
Greif, Inc. - Class A (Containers & Packaging)	277	9,637
Greif, Inc. - Class B (Containers & Packaging)	65	2,554
Grid Dynamics Holdings, Inc.* (IT Services)	234	1,563
Griffin Industrial Realty, Inc. (Real Estate Management & Development)	28	1,378
Griffon Corp. (Building Products)	397	9,079
Gritstone Oncology, Inc.* (Biotechnology)	321	1,029
Group 1 Automotive, Inc. (Specialty Retail)	188	15,796
Groupon, Inc.* (Internet & Direct Marketing Retail)	248	3,807
GrowGeneration Corp.* (Specialty Retail)	309	2,608
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	175	1,001
GTT Communications, Inc.* (IT Services)	344	2,167
GTY Technology Holdings, Inc.* (Software)	478	1,554
Guaranty Bancshares, Inc. (Banks)	75	2,033
Guess?, Inc. (Specialty Retail)	471	4,870
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,734	1,751
GWG Holdings, Inc.* (Diversified Financial Services)	35	238
H&E Equipment Services, Inc. (Trading Companies & Distributors)	346	6,086
H.B. Fuller Co. (Chemicals)	554	25,118
Halozyme Therapeutics, Inc.* (Biotechnology)	1,464	39,806
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	74	1,125
Hamilton Lane, Inc. (Capital Markets)	238	17,193
Hancock Whitney Corp. (Banks)	929	17,707

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Hanger, Inc.* (Health Care Providers & Services)	399	$6,967
Hanmi Financial Corp. (Banks)	329	3,037
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	762	26,694
HarborOne Bancorp, Inc. (Banks)	570	4,936
Harmonic, Inc.* (Communications Equipment)	1,023	5,708
Harpoon Therapeutics, Inc.* (Biotechnology)	114	1,255
Harrow Health, Inc.* (Pharmaceuticals)	241	1,321
Harsco Corp.* (Machinery)	843	13,454
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	407	1,266
Haverty Furniture Cos., Inc. (Specialty Retail)	181	2,574
Hawaiian Holdings, Inc. (Airlines)	490	5,826
Hawkins, Inc. (Chemicals)	104	5,359
Hawthorn Bancshares, Inc. (Banks)	63	1,041
Haynes International, Inc. (Metals & Mining)	135	2,479
HBT Financial, Inc. (Banks)	105	1,262
HC2 Holdings, Inc.* (Construction & Engineering)	473	1,282
HCI Group, Inc. (Insurance)	65	2,900
Health Catalyst, Inc.* (Health Care Technology)	348	12,145
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,456	42,661
Healthcare Services Group, Inc. (Commercial Services & Supplies)	805	21,083
HealthEquity, Inc.* (Health Care Providers & Services)	752	38,773
HealthStream, Inc.* (Health Care Technology)	278	6,103
Heartland Express, Inc. (Road & Rail)	489	9,919
Heartland Financial USA, Inc. (Banks)	374	11,684
Hecla Mining Co. (Metals & Mining)	5,624	31,044
Heidrick & Struggles International, Inc. (Professional Services)	207	4,188
Helen of Troy, Ltd.* (Household Durables)	273	51,392
Helios Technologies, Inc. (Machinery)	316	11,954
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,538	6,444
Hemisphere Media Group, Inc.* (Media)	177	1,558
Herc Holdings, Inc.* (Trading Companies & Distributors)	262	8,787
Heritage Commerce Corp. (Banks)	627	4,251
Heritage Financial Corp. (Banks)	388	7,339
Heritage Insurance Holdings, Inc. (Insurance)	271	3,217
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	163	2,271
Herman Miller, Inc. (Commercial Services & Supplies)	635	14,878
Heron Therapeutics, Inc.* (Biotechnology)	944	15,378
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	367	1,747
Hertz Global Holdings, Inc.* (Road & Rail)	940	1,363
Heska Corp.* (Health Care Equipment & Supplies)	75	7,217
HF Foods Group, Inc.* (Food & Staples Retailing)	384	3,402
Hibbett Sports, Inc.* (Specialty Retail)	178	4,128
Hillenbrand, Inc. (Machinery)	799	23,355
Hilltop Holdings, Inc. (Banks)	777	15,128
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	918	18,635
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	15	2,640
HMS Holdings Corp.* (Health Care Technology)	949	30,843
HNI Corp. (Commercial Services & Supplies)	459	13,632
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	83	1,941
Home BancShares, Inc. (Banks)	1,648	26,912
HomeStreet, Inc. (Thrifts & Mortgage Finance)	247	6,531
HomeTrust Bancshares, Inc. (Banks)	169	2,437
Homology Medicines, Inc.* (Biotechnology)	367	4,826
Hooker Furniture Corp. (Household Durables)	125	2,675
Hookipa Pharma, Inc.* (Biotechnology)	134	1,294
Hope Bancorp, Inc. (Banks)	1,265	10,664
Horace Mann Educators Corp. (Insurance)	447	16,798
Horizon Bancorp, Inc. (Banks)	461	4,661
Hostess Brands, Inc.* (Food Products)	1,318	16,712
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,138	3,368
Houlihan Lokey, Inc. (Capital Markets)	477	26,139
Howard Bancorp, Inc.* (Banks)	142	1,350
Hub Group, Inc.* - Class A (Air Freight & Logistics)	353	18,674
Hudson, Ltd.* - Class A (Specialty Retail)	427	1,870
Hurco Cos., Inc. (Machinery)	68	1,886
Huron Consulting Group, Inc.* (Professional Services)	244	11,644
Hyster-Yale Materials Handling, Inc. (Machinery)	106	3,955
I3 Verticals, Inc.* - Class A (IT Services)	159	3,845
iBio, Inc.* (Biotechnology)	518	2,300
iCAD, Inc.* (Health Care Technology)	217	2,001
ICF International, Inc. (Professional Services)	196	13,252
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	238	7,811
Ideaya Biosciences, Inc.* (Biotechnology)	130	1,639
IDT Corp.* - Class B (Diversified Telecommunication Services)	163	1,061
IES Holdings, Inc.* (Construction & Engineering)	87	2,073
IGM Biosciences, Inc.* (Biotechnology)	77	3,870
iHeartMedia, Inc.* - Class A (Media)	645	5,392
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,072	54,373
IMARA, Inc.* (Pharmaceuticals)	54	1,090
IMAX Corp.* (Entertainment)	533	6,018

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	191	$1,289
Immunic, Inc.* (Biotechnology)	37	636
ImmunoGen, Inc.* (Biotechnology)	1,852	7,612
Immunovant, Inc.* (Biotechnology)	205	4,635
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	181	4,272
Independence Holding Co. (Insurance)	50	1,653
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,021	11,742
Independent Bank Corp. (Banks)	228	3,184
Independent Bank Corp. (Banks)	354	22,840
Independent Bank Group, Inc. (Banks)	399	17,528
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	700	14,777
Infinera Corp.* (Communications Equipment)	1,678	13,239
Information Services Group, Inc.* (IT Services)	379	777
Infusystem Holdings, Inc.* (Health Care Providers & Services)	156	1,905
Ingevity Corp.* (Chemicals)	448	26,199
Ingles Markets, Inc. (Food & Staples Retailing)	154	6,199
Innospec, Inc. (Chemicals)	263	19,770
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	180	18,761
Innoviva, Inc.* (Pharmaceuticals)	684	9,265
Inogen, Inc.* (Health Care Equipment & Supplies)	198	6,079
Inovalon Holdings, Inc.* (Health Care Technology)	795	18,706
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,550	30,132
Inseego Corp.* (Communications Equipment)	734	9,894
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	373	18,590
Insmed, Inc.* (Biotechnology)	1,091	28,497
Insperity, Inc. (Professional Services)	391	26,142
Inspire Medical Systems, Inc.* (Health Care Technology)	282	28,020
Installed Building Products, Inc.* (Household Durables)	247	19,540
Insteel Industries, Inc. (Building Products)	200	3,728
Integer Holdings Corp.* (Health Care Equipment & Supplies)	353	23,217
Intellia Therapeutics, Inc.* (Biotechnology)	472	8,406
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	172	1,259
Intelligent Systems Corp.* (Software)	78	2,365
Inter Parfums, Inc. (Personal Products)	192	7,851
Intercept Pharmaceuticals, Inc.* (Biotechnology)	279	12,734
InterDigital, Inc. (Communications Equipment)	332	19,927
Interface, Inc. (Commercial Services & Supplies)	628	5,011
International Bancshares Corp. (Banks)	575	17,492
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,072	10,570
International Money Express, Inc.* (IT Services)	143	1,928
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	267	4,611
Intersect ENT, Inc.* (Pharmaceuticals)	351	6,034
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,480
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	592	11,736
Intrepid Potash, Inc.* (Chemicals)	1,026	930
IntriCon Corp.* (Health Care Equipment & Supplies)	90	972
Invacare Corp. (Health Care Equipment & Supplies)	364	2,563
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,961	6,020
Investar Holding Corp. (Banks)	110	1,466
Investors Bancorp, Inc. (Banks)	2,486	20,186
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	132	9,544
Investors Title Co. (Insurance)	14	1,611
Invitae Corp.* (Biotechnology)	1,243	36,296
Iradimed Corp.* (Health Care Equipment & Supplies)	62	1,381
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	292	36,347
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,268	34,731
iRobot Corp.* (Household Durables)	297	21,589
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,720	15,772
iStar, Inc. (Equity Real Estate Investment Trusts)	800	9,288
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	434	2,014
Itron, Inc.* (Electronic Equipment, Instruments & Components)	432	30,050
IVERIC bio, Inc.* (Biotechnology)	486	1,949
J & J Snack Foods Corp. (Food Products)	161	19,824
j2 Global, Inc.* (Software)	499	28,303
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	244	20,035
James River Group Holdings, Ltd. (Insurance)	321	14,869
Jeld-Wen Holding, Inc.* (Building Products)	731	14,328
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	240	3,362
John B. Sanfilippo & Son, Inc. (Food Products)	95	8,376
John Bean Technologies Corp. (Machinery)	337	31,597
Johnson Outdoors, Inc. - Class A (Leisure Products)	56	4,903
Jounce Therapeutics, Inc.* (Biotechnology)	186	852
K12, Inc.* (Diversified Consumer Services)	430	19,690
Kadant, Inc. (Machinery)	123	13,347
Kadmon Holdings, Inc.* (Biotechnology)	1,738	6,361
Kaiser Aluminum Corp. (Metals & Mining)	170	10,532
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	427	3,736

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Kaleido Biosciences, Inc.* (Pharmaceuticals)	106	$633
KalVista Pharmaceuticals, Inc.* (Biotechnology)	146	1,435
Kaman Corp. - Class A (Trading Companies & Distributors)	297	11,729
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,392	21,061
Karuna Therapeutics, Inc.* (Biotechnology)	168	13,742
Karyopharm Therapeutics, Inc.* (Biotechnology)	756	12,134
KB Home (Household Durables)	951	31,992
KBR, Inc. (IT Services)	1,535	34,138
Kearny Financial Corp. (Thrifts & Mortgage Finance)	815	6,553
Kelly Services, Inc. - Class A (Professional Services)	363	5,376
Kennametal, Inc. (Machinery)	895	24,129
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,317	19,543
Keros Therapeutics, Inc.* (Biotechnology)	75	2,408
Kezar Life Sciences, Inc.* (Biotechnology)	278	1,215
Kforce, Inc. (Professional Services)	213	6,143
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	259	3,440
Kimball International, Inc. - Class B (Commercial Services & Supplies)	389	4,256
Kindred Biosciences, Inc.* (Biotechnology)	402	1,323
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	204	3,982
Kinsale Capital Group, Inc. (Insurance)	224	43,657
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	895	8,834
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	308	5,128
Knoll, Inc. (Commercial Services & Supplies)	540	6,323
Knowles Corp.* (Electronic Equipment, Instruments & Components)	955	14,573
Kodiak Sciences, Inc.* (Biotechnology)	311	14,409
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	555	10,634
Koppers Holdings, Inc.* (Chemicals)	221	5,563
Korn Ferry (Professional Services)	591	16,607
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	4,346	6,997
Kraton Corp.* (Chemicals)	336	4,418
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,140	20,531
Kronos Worldwide, Inc. (Chemicals)	241	2,709
Krystal Biotech, Inc.* (Biotechnology)	129	5,326
Kura Oncology, Inc.* (Biotechnology)	571	9,387
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	36	374
KVH Industries, Inc.* (Communications Equipment)	175	1,421
L B Foster Co.* - Class A (Machinery)	109	1,533
La Jolla Pharmaceutical Co.* (Biotechnology)	194	772
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,139	8,850
Lakeland Bancorp, Inc. (Banks)	525	5,345
Lakeland Financial Corp. (Banks)	261	11,552
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	82	1,940
Lancaster Colony Corp. (Food Products)	204	32,352
Landec Corp.* (Food Products)	279	2,634
Landmark Bancorp, Inc. (Banks)	40	824
Lands' End, Inc.* (Internet & Direct Marketing Retail)	125	1,078
Lannett Co., Inc.* (Pharmaceuticals)	343	2,041
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	716	9,652
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,449	45,049
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	1,159	14,696
Lawson Products, Inc.* (Trading Companies & Distributors)	47	1,404
La-Z-Boy, Inc. (Household Durables)	481	13,689
LCI Industries (Auto Components)	266	33,463
LCNB Corp. (Banks)	131	1,640
Legacy Housing Corp.* (Household Durables)	90	1,237
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	179	5,250
LendingClub Corp.* (Consumer Finance)	743	3,878
Level One Bancorp, Inc. (Banks)	55	889
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	446	865
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,759	32,004
LGI Homes, Inc.* (Household Durables)	240	27,386
LHC Group, Inc.* (Health Care Providers & Services)	327	63,802
Liberty Latin America, Ltd.* - Class A (Media)	497	5,109
Liberty Latin America, Ltd.* - Class C (Media)	1,212	12,399
Liberty Media Corp.* - Class A (Entertainment)	107	2,023
Liberty Media Corp.* - Class C (Entertainment)	391	7,292
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	679	3,836
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	784	1,944
Lifetime Brands, Inc. (Household Durables)	129	909
Lifevantage Corp.* (Personal Products)	148	1,900
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	156	18,280
Limelight Networks, Inc.* (IT Services)	1,251	7,844
Limestone Bancorp, Inc.* (Banks)	55	582
Limoneira Co. (Food Products)	175	2,359
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	277	2,008
Lindsay Corp. (Machinery)	117	11,345
Liquidia Technologies, Inc.* (Pharmaceuticals)	219	1,211

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	299	$1,540
Lithia Motors, Inc. - Class A (Specialty Retail)	238	54,538
LivaNova PLC* (Health Care Equipment & Supplies)	527	24,527
Live Oak Bancshares, Inc. (Banks)	302	5,137
Livent Corp.* (Chemicals)	1,581	9,913
LivePerson, Inc.* (Software)	657	28,238
LiveRamp Holdings, Inc.* (IT Services)	707	32,218
LiveXLive Media, Inc.* (Entertainment)	324	982
LogicBio Therapeutics, Inc.* (Biotechnology)	130	1,019
Loral Space & Communications, Inc. (Media)	138	2,507
Louisiana-Pacific Corp. (Paper & Forest Products)	1,215	38,480
LSI Industries, Inc. (Electrical Equipment)	276	1,617
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	419	15,566
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	308	6,875
Luminex Corp. (Life Sciences Tools & Services)	457	16,635
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	312	1,769
Luther Burbank Corp. (Thrifts & Mortgage Finance)	199	1,904
Luxfer Holdings PLC (Machinery)	308	3,912
Lydall, Inc.* (Machinery)	184	2,981
Lyra Therapeutics, Inc.* (Pharmaceuticals)	44	590
M.D.C. Holdings, Inc. (Household Durables)	548	24,567
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	507	21,426
M/I Homes, Inc.* (Household Durables)	300	12,489
Macatawa Bank Corp. (Banks)	282	2,030
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	980	14,132
Mackinac Financial Corp. (Banks)	96	874
MacroGenics, Inc.* (Biotechnology)	516	13,106
Macy's, Inc. (Multiline Retail)	3,366	20,397
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	94	9,645
Magellan Health, Inc.* (Health Care Providers & Services)	252	18,691
Magenta Therapeutics, Inc.* (Biotechnology)	182	1,278
Magnite, Inc.* (Internet & Direct Marketing Retail)	1,111	6,672
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	1,351	8,079
Mainstreet Bancshares, Inc.* (Banks)	76	983
Majesco* (Software)	80	1,044
Malibu Boats, Inc.* (Leisure Products)	221	12,990
Mallinckrodt PLC* (Pharmaceuticals)	914	2,038
MannKind Corp.* (Biotechnology)	2,294	3,579
ManTech International Corp. - Class A (IT Services)	293	20,387
Marcus & Millichap, Inc.* (Real Estate Management & Development)	251	6,837
Marine Products Corp. (Leisure Products)	77	988
MarineMax, Inc.* (Specialty Retail)	222	6,158
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	914	1,536
Marker Therapeutics, Inc.* (Biotechnology)	319	641
Marlin Business Services Corp. (Diversified Financial Services)	91	668
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	436	36,912
Marrone Bio Innovations, Inc.* (Chemicals)	725	805
Marten Transport, Ltd. (Road & Rail)	426	11,340
Masonite International Corp.* (Building Products)	262	22,100
MasTec, Inc.* (Construction & Engineering)	611	24,306
Mastech Digital, Inc.* (Professional Services)	42	903
MasterCraft Boat Holdings, Inc.* (Leisure Products)	199	4,119
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,189	10,321
Materion Corp. (Metals & Mining)	219	12,575
Matrix Service Co.* (Energy Equipment & Services)	279	2,443
Matson, Inc. (Marine)	461	16,790
Matthews International Corp. - Class A (Commercial Services & Supplies)	329	7,106
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	73	760
MAX Holdings, Inc. (Real Estate Management & Development)	192	6,215
Maxar Technologies, Inc. (Aerospace & Defense)	651	11,581
MAXIMUS, Inc. (IT Services)	659	48,903
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	721	18,277
Mayville Engineering Co., Inc.* (Metals & Mining)	78	592
MBIA, Inc.* (Insurance)	749	5,999
McGrath RentCorp (Commercial Services & Supplies)	260	15,085
MediciNova, Inc.* (Biotechnology)	454	2,824
Medifast, Inc. (Personal Products)	122	20,391
MEDNAX, Inc.* (Health Care Providers & Services)	894	17,862
Medpace Holdings* (Life Sciences Tools & Services)	294	35,089
MEI Pharma, Inc.* (Biotechnology)	1,113	3,089
MeiraGTx Holdings PLC* (Biotechnology)	221	2,871
Menlo Therapeutics, Inc.* (Pharmaceuticals)	1,149	1,850
Mercantile Bank Corp. (Banks)	171	3,641
Merchants Bancorp (Thrifts & Mortgage Finance)	94	1,732
Meredith Corp. (Media)	428	6,146
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	504	5,748
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	456	11,167
Meridian Corp. (Banks)	58	871

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares		Value
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	584		$26,116
Meritage Homes Corp.* (Household Durables)	400		39,672
Meritor, Inc.* (Machinery)	747		16,994
Mersana Therapeutics, Inc.* (Biotechnology)	494		9,821
Mesa Air Group, Inc.* (Airlines)	318		986
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	43		10,188
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	359		6,699
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	391		11,026
Metrocity Bankshares, Inc. (Banks)	187		2,521
Metropolitan Bank Holding Corp.* (Banks)	76		2,248
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	4,891		12,863
MGE Energy, Inc. (Electric Utilities)	376		24,940
MGP Ingredients, Inc. (Beverages)	139		5,042
MicroStrategy, Inc.* - Class A (Software)	84		10,409
Mid Penn Bancorp, Inc. (Banks)	75		1,442
Middlefield Banc Corp. (Banks)	64		1,129
Middlesex Water Co. (Water Utilities)	183		11,723
Midland States Bancorp, Inc. (Banks)	236		3,325
MidwestOne Financial Group, Inc. (Banks)	158		2,857
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	378		730
Miller Industries, Inc. (Machinery)	119		3,374
Mimecast, Ltd.* (Software)	608		28,533
Minerals Technologies, Inc. (Chemicals)	367		17,205
Minerva Neurosciences, Inc.* (Biotechnology)	351		1,223
Mirati Therapeutics, Inc.* (Biotechnology)	396		48,039
Mirum Pharmaceuticals, Inc.* (Biotechnology)	56		1,236
Misonix, Inc.* (Health Care Equipment & Supplies)	156		1,939
Mistras Group, Inc.* (Professional Services)	195		688
Mitek System, Inc.* (Software)	431		4,422
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	52		1,289
MobileIron, Inc.* (Software)	1,037		6,461
Model N, Inc.* (Software)	368		14,153
Modine Manufacturing Co.* (Auto Components)	534		2,905
Moelis & Co. (Capital Markets)	569		16,951
Molecular Templates, Inc.* (Biotechnology)	261		2,863
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,271		37,482
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	136		4,922
MoneyGram International, Inc.* (IT Services)	669		2,328
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,023		14,762
Monro, Inc. (Specialty Retail)	355		19,987
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	231		991
Moog, Inc. - Class A (Aerospace & Defense)	334		17,942
Morgan Group Holding Co.* (Diversified Consumer Services)	–	†	6
Morphic Holding, Inc.* (Biotechnology)	148		3,331
Motorcar Parts of America, Inc.* (Auto Components)	202		3,362
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	170		1,639
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	825		13,472
MRC Global, Inc.* (Trading Companies & Distributors)	846		5,034
MSG Networks, Inc.* - Class A (Media)	429		4,088
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	208		3,858
Mueller Industries, Inc. (Machinery)	603		16,860
Mueller Water Products, Inc. - Class A (Machinery)	1,689		17,093
Murphy USA, Inc.* (Specialty Retail)	297		39,326
Mustang Bio, Inc.* (Biotechnology)	309		952
MVB Financial Corp. (Banks)	106		1,401
Myers Industries, Inc. (Containers & Packaging)	387		5,828
Myokardia, Inc.* (Pharmaceuticals)	535		48,219
MYR Group, Inc.* (Construction & Engineering)	176		6,454
Myriad Genetics, Inc.* (Biotechnology)	767		9,258
Nabors Industries, Ltd.* (Energy Equipment & Services)	76		3,223
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	40		874
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	407		14,697
Nanthealth, Inc.* (Health Care Technology)	291		1,310
Nantkwest, Inc.* (Biotechnology)	310		3,466
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	125		3,298
Natera, Inc.* (Biotechnology)	751		36,063
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	32		1,630
National Bank Holdings Corp. (Banks)	317		8,806
National Bankshares, Inc. (Banks)	68		1,705
National Beverage Corp.* (Beverages)	128		8,211
National CineMedia, Inc. (Media)	672		1,660
National Energy Services Reunited Corp.* (Energy Equipment & Services)	222		1,485
National General Holdings Corp. (Insurance)	734		24,949
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	464		28,768
National Healthcare Corp. (Health Care Providers & Services)	135		8,008
National Presto Industries, Inc. (Aerospace & Defense)	55		4,696
National Research Corp. (Health Care Providers & Services)	145		8,293

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	667	$20,557
National Vision Holdings, Inc.* (Specialty Retail)	867	27,735
National Western Life Group, Inc. - Class A (Insurance)	27	5,259
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	98	1,551
Nature's Sunshine Products, Inc.* (Personal Products)	96	913
Natus Medical, Inc.* (Health Care Equipment & Supplies)	363	6,745
Nautilus, Inc.* (Leisure Products)	319	3,327
Navient Corp. (Consumer Finance)	2,063	16,421
Navistar International Corp.* (Machinery)	537	17,200
NBT Bancorp, Inc. (Banks)	458	13,644
Neenah, Inc. (Paper & Forest Products)	181	8,074
Nelnet, Inc. - Class A (Consumer Finance)	191	11,078
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	73	463
Neogen Corp.* (Health Care Equipment & Supplies)	568	43,604
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,116	42,664
Neoleukin Therapeutics, Inc.* (Biotechnology)	320	3,098
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	521	4,746
Nesco Holdings, Inc.* (Trading Companies & Distributors)	144	484
NETGEAR, Inc.* (Communications Equipment)	314	9,656
NetScout Systems, Inc.* (Communications Equipment)	764	19,451
Neubase Therapeutics, Inc.* (Biotechnology)	187	1,390
Neurobo Pharmaceuticals, Inc.* (Biotechnology)	46	295
Nevro Corp.* (Health Care Equipment & Supplies)	361	47,998
New Age Beverages Corp.* (Beverages)	949	2,154
New Jersey Resources Corp. (Gas Utilities)	1,027	31,899
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	883	3,002
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,083	10,697
Newmark Group, Inc. (Real Estate Management & Development)	1,540	6,268
Newpark Resources, Inc.* (Energy Equipment & Services)	959	1,813
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	234	8,946
NextCure, Inc.* (Biotechnology)	177	1,579
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	228	353
NextGen Healthcare, Inc.* (Health Care Technology)	592	8,655
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	1,745	4,397
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	253	4,627
NI Holdings, Inc.* (Insurance)	99	1,632
NIC, Inc. (IT Services)	709	15,541
Nicolet Bankshares, Inc.* (Banks)	101	5,658
NL Industries, Inc. (Commercial Services & Supplies)	91	333
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	372	8,619
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	720	11,174
NN, Inc. (Machinery)	452	2,378
Noodles & Co.* (Hotels, Restaurants & Leisure)	336	2,335
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,555	7,075
Northeast Bank (Banks)	82	1,561
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	477	4,584
Northrim Bancorp, Inc. (Banks)	67	1,542
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,263	12,441
Northwest Natural Holding Co. (Gas Utilities)	329	17,598
Northwest Pipe Co.* (Construction & Engineering)	103	2,560
NorthWestern Corp. (Multi-Utilities)	547	30,774
Norwood Financial Corp. (Banks)	62	1,502
Novagold Resources, Inc.* (Metals & Mining)	2,561	23,356
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	369	38,259
Novavax, Inc.* (Biotechnology)	628	89,866
NOW, Inc.* (Trading Companies & Distributors)	1,180	9,298
NuVasive, Inc.* (Health Care Equipment & Supplies)	553	31,597
NV5 Global, Inc.* (Construction & Engineering)	115	6,525
NVE Corp. (Semiconductors & Semiconductor Equipment)	52	2,820
Nymox Pharmaceutical Corp.* (Biotechnology)	425	1,369
Oak Valley Bancorp (Banks)	74	947
Oceaneering International, Inc.* (Energy Equipment & Services)	1,070	6,013
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	626	9,590
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	12	305
Ocular Therapeutix, Inc.* (Pharmaceuticals)	552	4,328
Odonate Therapeutics, Inc.* (Pharmaceuticals)	141	5,128
Office Properties Income Trust (Equity Real Estate Investment Trusts)	515	12,952
OFG Bancorp (Banks)	546	7,142
Ohio Valley Banc Corp. (Banks)	46	906
O-I Glass, Inc. (Containers & Packaging)	1,689	17,633
Oil States International, Inc.* (Energy Equipment & Services)	649	2,908

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Oil-Dri Corp. of America (Household Products)	56	$1,947
Old National Bancorp (Banks)	1,767	24,720
Old Second Bancorp, Inc. (Banks)	310	2,579
Olympic Steel, Inc. (Metals & Mining)	98	1,037
Omega Flex, Inc. (Machinery)	32	3,896
Omeros Corp.* (Pharmaceuticals)	565	7,249
Omnicell, Inc.* (Health Care Technology)	457	32,123
Oncocyte Corp.* (Biotechnology)	467	630
ONE Gas, Inc. (Gas Utilities)	565	42,770
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	171	2,902
OneSpan, Inc.* (Software)	359	11,179
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	487	2,708
Onewater Marine, Inc.* (Specialty Retail)	51	1,275
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	511	19,326
Ontrak, Inc.* (Health Care Providers & Services)	84	3,214
Ooma, Inc.* (Diversified Telecommunication Services)	223	3,376
OP Bancorp (Thrifts & Mortgage Finance)	132	821
OPKO Health, Inc.* (Biotechnology)	4,286	22,073
Oportun Financial Corp.* (Consumer Finance)	210	3,003
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	101	2,140
OptimizeRx Corp.* (Health Care Technology)	155	2,193
Optinose, Inc.* (Pharmaceuticals)	333	1,697
Option Care Health, Inc.* (Health Care Providers & Services)	366	4,311
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	671	12,179
ORBCOMM, Inc.* (Diversified Telecommunication Services)	798	3,360
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	717	3,685
Organogenesis Holdings, Inc.* (Biotechnology)	218	802
Orgenesis, Inc.* (Biotechnology)	195	1,076
ORIC Pharmaceuticals, Inc.* (Biotechnology)	94	1,887
Origin Bancorp, Inc. (Banks)	237	5,626
Orion Energy Systems, Inc.* (Electrical Equipment)	288	1,140
Orion Engineered Carbons SA (Chemicals)	649	6,620
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	431	25,645
Orrstown Financial Services, Inc. (Banks)	117	1,591
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	201	6,173
Orthopediatrics Corp.* (Health Care Equipment & Supplies)	129	5,443
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	182	12,915
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	129	690
Otter Tail Corp. (Electric Utilities)	432	16,524
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	712	1,645
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	433	32,730
Ovid Therapeutics, Inc.* (Biotechnology)	462	2,980
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,821	27,336
Owens & Minor, Inc. (Health Care Providers & Services)	671	10,790
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	177	7,600
Oyster Point Pharma, Inc.* (Biotechnology)	54	1,208
P.H. Glatfelter Co. (Paper & Forest Products)	472	7,519
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,568	5,849
Pacific Premier Bancorp, Inc. (Banks)	908	19,077
Pacira BioSciences, Inc.* (Pharmaceuticals)	446	23,463
PAE, Inc.* (Aerospace & Defense)	636	5,012
Palomar Holdings, Inc.* (Insurance)	208	18,999
PAM Transportation Services, Inc.* (Road & Rail)	19	533
Pangaea Logistics Solutions, Ltd. (Marine)	115	235
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	349	33,040
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	431	3,194
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	173	5,321
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	440	1,923
Park Aerospace Corp. (Aerospace & Defense)	202	2,178
Park City Group, Inc.* (Software)	133	581
Park National Corp. (Banks)	155	13,293
Parke BanCorp, Inc. (Banks)	114	1,333
Park-Ohio Holdings Corp. (Machinery)	93	1,341
Parsons Corp.* (Aerospace & Defense)	243	8,464
Passage Bio, Inc.* (Biotechnology)	146	2,283
Patrick Industries, Inc. (Building Products)	240	15,348
Patterson Cos., Inc. (Health Care Providers & Services)	915	24,302
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,974	7,649
PAVmed, Inc.* (Health Care Equipment & Supplies)	388	772
Paysign, Inc.* (IT Services)	332	3,101
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,040	9,027
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	119	5,200
PCB BanCorp (Banks)	134	1,233
PCSB Financial Corp. (Thrifts & Mortgage Finance)	159	1,768
PCTEL, Inc. (Communications Equipment)	190	1,245
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,075	15,330
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	312	7,669

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
PDL BioPharma, Inc.* (Biotechnology)	1,225	$3,896
PDL Community Bancorp* (Thrifts & Mortgage Finance)	81	737
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	677	2,112
Peapack Gladstone Financial Corp. (Banks)	197	3,207
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,403	14,872
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,443	48,846
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	146	1,447
Penns Woods Bancorp, Inc. (Banks)	74	1,495
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	501	24,178
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,069	20,151
Peoples Bancorp of North Carolina, Inc. (Banks)	48	794
Peoples Bancorp, Inc. (Banks)	199	3,994
Peoples Financial Services Corp. (Banks)	75	2,693
Perdoceo Education Corp.* (Diversified Consumer Services)	746	10,742
Perficient, Inc.* (IT Services)	351	13,763
Performance Food Group Co.* (Food & Staples Retailing)	1,412	39,564
Personalis, Inc.* (Life Sciences Tools & Services)	211	3,674
Perspecta, Inc. (IT Services)	1,501	32,121
Petiq, Inc.* (Health Care Providers & Services)	221	8,064
PetMed Express, Inc. (Internet & Direct Marketing Retail)	211	6,583
Pfenex, Inc.* (Biotechnology)	372	2,637
PFSweb, Inc.* (IT Services)	151	1,197
PGT Innovations, Inc.* (Building Products)	625	10,669
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	161	644
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	116	3,858
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	220	5,103
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	682	8,102
Phreesia, Inc.* (Health Care Technology)	308	9,258
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,189	39,490
PICO Holdings, Inc.* (Commercial Services & Supplies)	185	1,502
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,360	22,046
Pieris Pharmaceuticals, Inc.* (Biotechnology)	535	1,375
Ping Identity Holding Corp.* (Software)	270	9,277
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	125	1,088
Piper Sandler Cos. (Capital Markets)	188	11,639
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,868	6,239
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	409	1,305
PJT Partners, Inc. - Class A (Capital Markets)	254	13,597
Plantronics, Inc. (Communications Equipment)	361	7,216
Playags, Inc.* (Hotels, Restaurants & Leisure)	287	970
Plexus Corp.* (Electronic Equipment, Instruments & Components)	309	22,956
Plug Power, Inc.* (Electrical Equipment)	3,493	26,931
Plumas BanCorp (Banks)	51	1,064
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	159	2,110
PNM Resources, Inc. (Electric Utilities)	857	36,191
Portland General Electric Co. (Electric Utilities)	969	42,763
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	706	30,224
Powell Industries, Inc. (Electrical Equipment)	97	2,575
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	317	38,684
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	295	1,322
PQ Group Holdings, Inc.* (Chemicals)	413	5,068
PRA Group, Inc.* (Consumer Finance)	486	19,226
Precigen, Inc.* (Biotechnology)	714	3,006
Precision BioSciences, Inc.* (Biotechnology)	492	3,129
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	512	3,702
Preferred Bank (Banks)	149	5,550
Preformed Line Products Co. (Electrical Equipment)	33	1,626
Premier Financial Bancorp, Inc. (Banks)	140	1,484
Premier Financial Corp.* (Thrifts & Mortgage Finance)	399	7,054
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	543	20,193
Prevail Therapeutics, Inc.* (Biotechnology)	154	2,305
PriceSmart, Inc. (Food & Staples Retailing)	246	16,081
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	5	356
Primo Water Corp. (Beverages)	1,684	23,930
Primoris Services Corp. (Construction & Engineering)	517	8,288
Principia BioPharma, Inc.* (Biotechnology)	317	26,501
Priority Technology Holdings, Inc.* (IT Services)	83	183
ProAssurance Corp. (Insurance)	577	8,482
Professional Holding Corp.* - Class A (Banks)	50	566
Progress Software Corp. (Software)	484	16,872
Progyny, Inc.* (Health Care Providers & Services)	283	7,535
ProPetro Holding Corp.* (Energy Equipment & Services)	864	4,640
PROS Holdings, Inc.* (Software)	424	13,835
ProSight Global, Inc.* (Insurance)	100	786

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Protagonist Therapeutics, Inc.* (Biotechnology)	243	$3,822
Protara Therapeutics, Inc.* (Biotechnology)	22	549
Protective Insurance Corp. - Class B (Insurance)	97	1,242
Prothena Corp. PLC* (Biotechnology)	332	4,064
Proto Labs, Inc.* (Machinery)	288	34,594
Provention Bio, Inc.* (Pharmaceuticals)	456	4,738
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	93	730
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	64	781
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	655	8,941
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	93	1,042
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	217	29,935
PTC Therapeutics, Inc.* (Biotechnology)	666	30,856
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	148	1,517
Puma Biotechnology, Inc.* (Biotechnology)	329	3,392
Pure Cycle Corp.* (Water Utilities)	210	1,896
Purple Innovation, Inc.* (Household Durables)	154	3,753
Pzena Investment Management, Inc. - Class A (Capital Markets)	186	975
Q2 Holdings, Inc.* (Software)	534	50,223
QAD, Inc. (Software)	124	4,899
QCR Holdings, Inc. (Banks)	159	4,751
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	647	46,551
Quad/Graphics, Inc. (Commercial Services & Supplies)	359	1,116
Quaker Chemical Corp. (Chemicals)	143	27,742
Qualys, Inc.* (Software)	367	45,317
Quanex Building Products Corp. (Building Products)	354	4,974
Quanterix Corp.* (Life Sciences Tools & Services)	204	6,591
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	315	1,370
QuinStreet, Inc.* (Interactive Media & Services)	510	5,954
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	926	7,417
Quotient, Ltd.* (Health Care Equipment & Supplies)	652	5,112
R1 RCM, Inc.* (Health Care Providers & Services)	1,152	15,748
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,063	30,780
Radiant Logistics, Inc.* (Air Freight & Logistics)	422	1,794
Radius Health, Inc.* (Biotechnology)	490	6,150
RadNet, Inc.* (Health Care Providers & Services)	461	7,325
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	99	1,383
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,222	18,037
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,308	14,910
Ranpak Holdings Corp.* (Containers & Packaging)	312	2,549
Rapid7, Inc.* (Software)	543	32,347
RAPT Therapeutics, Inc.* (Biotechnology)	118	2,549
Raven Industries, Inc. (Industrial Conglomerates)	385	8,320
Rayonier Advanced Materials, Inc.* (Chemicals)	668	1,944
RBB Bancorp (Banks)	179	2,291
RBC Bearings, Inc.* (Machinery)	266	32,564
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	93	1,123
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	394	3,160
Realogy Holdings Corp. (Real Estate Management & Development)	1,235	11,189
Recro Pharma, Inc. (Biotechnology)	209	855
Red River Bancshares, Inc. (Banks)	53	2,122
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	138	1,206
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	709	7,771
Red Violet, Inc.* (Professional Services)	70	1,072
Redfin Corp.* (Real Estate Management & Development)	1,034	42,993
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,238	8,827
Regenxbio, Inc.* (Biotechnology)	367	12,148
Regional Management Corp.* (Consumer Finance)	91	1,382
Regis Corp.* (Diversified Consumer Services)	254	1,951
Reliant Bancorp, Inc. (Banks)	165	2,434
Relmada Therapeutics, Inc.* (Pharmaceuticals)	152	5,528
Renasant Corp. (Banks)	587	13,636
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	412	11,363
Rent-A-Center, Inc. (Specialty Retail)	523	15,125
Repay Holdings Corp.* (IT Services)	394	8,719
Replimune Group, Inc.* (Biotechnology)	185	3,694
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	262	2,733
Republic Bancorp, Inc. - Class A (Banks)	104	3,143
Republic First Bancorp, Inc.* (Banks)	491	1,144
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	286	967
Resideo Technologies, Inc.* (Building Products)	1,335	17,729
Resonant, Inc.* (Communications Equipment)	535	1,477
Resources Connection, Inc. (Professional Services)	329	3,718
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,230	13,370
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,311	14,698

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Retail Value, Inc. (Equity Real Estate Investment Trusts)	177	$2,241
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	143	1,712
Retrophin, Inc.* (Biotechnology)	447	8,886
REV Group, Inc. (Machinery)	296	1,924
Revance Therapeutics, Inc.* (Pharmaceuticals)	612	14,370
Revlon, Inc.* - Class A (Personal Products)	74	468
REVOLUTION Medicines, Inc.* (Biotechnology)	158	3,811
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	61	4,157
Rexnord Corp. (Machinery)	1,148	33,257
RGC Resources, Inc. (Gas Utilities)	82	1,902
RH* (Specialty Retail)	180	51,737
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	363	6,977
Ribbon Communications, Inc.* (Communications Equipment)	735	3,234
Richmond Mutual Bancorp, Inc. (Banks)	133	1,533
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,832	4,214
Rimini Street, Inc.* (Software)	221	1,169
Rite Aid Corp.* (Food & Staples Retailing)	590	8,944
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	233	1,137
RLI Corp. (Insurance)	427	37,631
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,769	14,170
Rocket Pharmaceuticals, Inc.* (Biotechnology)	367	8,636
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	739	1,271
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	74	1,684
Rogers Corp.* (Electronic Equipment, Instruments & Components)	201	23,957
Rosetta Stone, Inc.* (Entertainment)	252	6,746
RPC, Inc.* (Energy Equipment & Services)	620	1,841
RPT Realty (Equity Real Estate Investment Trusts)	869	5,405
Rubius Therapeutics, Inc.* (Biotechnology)	386	1,895
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	290	13,798
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	47	1,871
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	286	1,915
Ryerson Holding Corp.* (Metals & Mining)	173	974
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	544	17,419
S&T Bancorp, Inc. (Banks)	416	8,944
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,214	32,634
Safe Bulkers, Inc.* (Marine)	561	746
Safeguard Scientifics, Inc. (Capital Markets)	211	1,201
Safehold, Inc. (Equity Real Estate Investment Trusts)	187	9,430
Safety Insurance Group, Inc. (Insurance)	158	11,956
Saga Communications, Inc. - Class A (Media)	41	959
Saia, Inc.* (Road & Rail)	283	33,805
SailPoint Technologies Holding, Inc.* (Software)	948	29,862
Salisbury Bancorp, Inc. (Banks)	27	983
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,216	14,118
Sanderson Farms, Inc. (Food Products)	217	24,194
Sandy Spring Bancorp, Inc. (Banks)	496	11,468
Sangamo Therapeutics, Inc.* (Biotechnology)	1,240	13,429
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	724	21,488
Sapiens International Corp. N.V. (Software)	276	8,435
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	99	2,337
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	129	3,962
Savara, Inc.* (Biotechnology)	502	999
SB Financial Group, Inc. (Banks)	77	956
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	273	6,265
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	278	5,115
Scholar Rock Holding Corp.* (Biotechnology)	244	2,755
Scholastic Corp. (Media)	313	7,490
Schrodinger, Inc.* (Health Care Technology)	149	10,785
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	335	10,898
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	615	10,806
Scorpio Bulkers, Inc. (Marine)	58	850
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	551	7,284
scPharmaceuticals, Inc.* (Pharmaceuticals)	58	435
Sculptor Capital Management, Inc. (Capital Markets)	196	2,436
SeaChange International, Inc.* (Software)	326	512
Seacoast Banking Corp.* (Banks)	556	10,497
SEACOR Holdings, Inc.* (Energy Equipment & Services)	207	6,020
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	282	2,642
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	548	7,930
SecureWorks Corp.* - Class A (Software)	96	1,148
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	102	627
Select Bancorp, Inc.* (Banks)	171	1,336
Select Energy Services, Inc.* (Energy Equipment & Services)	636	2,824
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,171	22,296
Selecta Biosciences, Inc.* (Biotechnology)	731	1,740
Selective Insurance Group, Inc. (Insurance)	638	34,669
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	695	38,732

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Seneca Foods Corp.* - Class A (Food Products)	71	$2,782
Sensient Technologies Corp. (Chemicals)	457	23,860
Seres Therapeutics, Inc.* (Biotechnology)	473	1,769
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	367	3,417
Service Properties Trust (Equity Real Estate Investment Trusts)	1,767	11,839
ServiceSource International, Inc.* (IT Services)	937	1,462
ServisFirst Bancshares, Inc. (Banks)	525	19,210
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,005	8,352
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	378	18,352
Sharps Compliance Corp.* (Health Care Providers & Services)	154	1,178
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	520	26,141
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	288	14,204
Shoe Carnival, Inc. (Specialty Retail)	100	2,455
Shore Bancshares, Inc. (Banks)	134	1,242
Shotspotter, Inc.* (Software)	86	1,981
Shutterstock, Inc. (Internet & Direct Marketing Retail)	210	11,411
SI-BONE, Inc.* (Health Care Equipment & Supplies)	273	4,668
Siebert Financial Corp.* (Capital Markets)	110	381
Sientra, Inc.* (Health Care Equipment & Supplies)	501	1,904
Sierra Bancorp (Banks)	151	2,655
SIGA Technologies, Inc.* (Pharmaceuticals)	583	3,743
Signet Jewelers, Ltd. (Specialty Retail)	562	6,036
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	467	46,938
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	342	15,889
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	103	1,133
Silvergate Capital Corp.* - Class A (Banks)	166	2,269
Simmons First National Corp. - Class A (Banks)	1,167	19,361
Simply Good Foods Co.* (Food Products)	918	22,069
Simpson Manufacturing Co., Inc. (Building Products)	470	45,382
Simulations Plus, Inc. (Health Care Technology)	136	9,574
Sinclair Broadcast Group, Inc. - Class A (Media)	560	11,536
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,650	12,095
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	450	57,613
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	55	2,923
SJW Corp. (Water Utilities)	285	17,801
Skyline Corp.* (Household Durables)	587	16,571
SkyWest, Inc. (Airlines)	531	13,971
Sleep Number Corp.* (Specialty Retail)	292	13,578
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,214	3,581
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	153	4,267
SmartFinancial, Inc. (Banks)	151	2,153
Smith & Wesson Brands, Inc.* (Leisure Products)	588	14,047
Smith Micro Software, Inc.* (Software)	361	1,491
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	311	2,258
Soleno Therapeutics, Inc.* (Biotechnology)	361	621
Solid Biosciences, Inc.* (Biotechnology)	267	702
Soliton, Inc.* (Health Care Equipment & Supplies)	60	386
Sonic Automotive, Inc. - Class A (Specialty Retail)	257	9,797
Sonos, Inc.* (Household Durables)	856	13,696
Sorrento Therapeutics, Inc.* (Biotechnology)	1,889	16,850
South Jersey Industries, Inc. (Gas Utilities)	999	23,307
South Plains Financial, Inc. (Banks)	114	1,523
South State Corp. (Banks)	755	35,983
Southern First Bancshares, Inc.* (Banks)	78	1,903
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	83	1,810
Southern National Bancorp of Virginia, Inc. (Banks)	214	1,802
Southside Bancshares, Inc. (Banks)	340	9,418
Southwest Gas Holdings, Inc. (Gas Utilities)	595	41,436
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,858	14,235
SP Plus Corp.* (Commercial Services & Supplies)	248	3,941
Spark Energy, Inc. - Class A (Electric Utilities)	128	966
SpartanNash Co. (Food & Staples Retailing)	383	8,053
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,243	3,717
Spero Therapeutics, Inc.* (Biotechnology)	155	1,814
Spire, Inc. (Gas Utilities)	541	33,358
Spirit Airlines, Inc.* (Airlines)	932	14,735
Spirit of Texas Bancshares, Inc.* (Banks)	146	1,701
Spok Holdings, Inc. (Wireless Telecommunication Services)	191	1,914
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	461	7,417
Springworks Therapeutics, Inc.* (Biotechnology)	229	9,762
Sprout Social, Inc.* - Class A (Software)	85	2,456
SPS Commerce, Inc.* (Software)	378	28,414
SPX Corp.* (Machinery)	464	19,488
SPX FLOW, Inc.* (Machinery)	458	18,357
STAAR Surgical Co.* (Health Care Equipment & Supplies)	486	28,280
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,615	52,648

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	178	$46,330
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	41	822
Standard Motor Products, Inc. (Auto Components)	228	10,369
Standex International Corp. (Machinery)	133	7,122
Startek, Inc.* (IT Services)	180	878
State Auto Financial Corp. (Insurance)	190	2,947
Steelcase, Inc. - Class A (Commercial Services & Supplies)	929	9,968
Stepan Co. (Chemicals)	232	25,334
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	477	1,836
Sterling Bancorp, Inc. (Thrifts & Mortgage Finance)	176	537
Sterling Construction Co., Inc.* (Construction & Engineering)	298	3,069
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	888	18,808
Stewart Information Services Corp. (Insurance)	252	10,571
Stifel Financial Corp. (Capital Markets)	719	34,856
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	606	13,423
Stock Yards Bancorp, Inc. (Banks)	220	8,600
Stoke Therapeutics, Inc.* (Biotechnology)	132	3,325
Stoneridge, Inc.* (Auto Components)	280	5,802
Stonex Group, Inc.* (Capital Markets)	176	9,236
Strategic Education, Inc. (Diversified Consumer Services)	237	29,911
Stratus Properties, Inc.* (Real Estate Management & Development)	63	1,203
Strongbridge BioPharma PLC* (Pharmaceuticals)	383	1,291
Sturm, Ruger & Co., Inc. (Leisure Products)	181	14,729
Summit Financial Group, Inc. (Banks)	121	1,820
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,114	5,771
Summit Materials, Inc.* - Class A (Construction Materials)	1,270	18,694
SunCoke Energy, Inc. (Metals & Mining)	895	2,855
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	349	8,728
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	824	7,688
Sunrun, Inc.* (Electrical Equipment)	1,252	45,936
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,316	17,324
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	479	14,517
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	116	2,233
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	526	11,711
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	613	1,723
Surgery Partners, Inc.* (Health Care Providers & Services)	242	3,695
Surmodics, Inc.* (Health Care Equipment & Supplies)	142	6,715
Sutro BioPharma, Inc.* (Biotechnology)	181	1,406
SVMK, Inc.* (Software)	1,285	30,814
SWK Holdings Corp.* (Diversified Financial Services)	38	480
Sykes Enterprises, Inc.* (IT Services)	422	11,588
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	367	29,367
Synchronoss Technologies, Inc.* (Software)	430	1,419
Syndax Pharmaceuticals, Inc.* (Biotechnology)	290	4,092
Syros Pharmaceuticals, Inc.* (Biotechnology)	448	4,252
Systemax, Inc. (Trading Companies & Distributors)	134	3,003
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	220	12,364
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	198	8,114
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	119	810
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	976	6,276
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	320	458
Taylor Morrison Home Corp.* (Household Durables)	1,360	31,892
TCR2 Therapeutics, Inc.* (Biotechnology)	176	2,948
Team, Inc.* (Commercial Services & Supplies)	324	1,280
TechTarget, Inc.* (Media)	252	9,145
TEGNA, Inc. (Media)	2,364	27,847
Tejon Ranch Co.* (Real Estate Management & Development)	226	3,243
Tela Bio, Inc.* (Health Care Equipment & Supplies)	59	687
Telenav, Inc.* (Software)	356	1,846
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,573	1,403
Tenable Holdings, Inc.* (Software)	657	22,292
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,126	29,771
Tennant Co. (Machinery)	197	13,124
Tenneco, Inc.* (Auto Components)	550	4,076
Terex Corp. (Machinery)	725	13,666
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	719	43,685
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	84	1,845
Tetra Tech, Inc. (Commercial Services & Supplies)	581	51,506
Texas Capital Bancshares, Inc.* (Banks)	545	18,105
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	708	39,783
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	573	4,836
TG Therapeutics, Inc.* (Biotechnology)	1,041	20,383
The Andersons, Inc. (Food & Staples Retailing)	336	4,778
The Bancorp, Inc.* (Banks)	555	5,234

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
The Bank of Nt Butterfield & Son, Ltd. (Banks)	561	$14,603
The Bank of Princeton (Banks)	61	1,097
The Brink's Co. (Commercial Services & Supplies)	542	24,038
The Buckle, Inc. (Specialty Retail)	312	5,001
The Cato Corp. - Class A (Specialty Retail)	226	1,625
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	456	10,944
The Children's Place, Inc. (Specialty Retail)	153	3,735
The Community Financial Corp. (Banks)	56	1,261
The Container Store Group, Inc.* (Specialty Retail)	172	593
The E.W. Scripps Co. - Class A (Media)	604	6,874
The Eastern Co. (Machinery)	58	946
The Ensign Group, Inc. (Health Care Providers & Services)	551	25,340
The ExOne Co.* (Machinery)	121	1,060
The First Bancorp (Banks)	109	2,195
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,270	13,500
The Goodyear Tire & Rubber Co. (Auto Components)	2,491	22,444
The Greenbrier Cos., Inc. (Machinery)	348	8,954
The Hackett Group, Inc. (IT Services)	270	3,723
The Joint Corp.* (Health Care Providers & Services)	143	2,065
The Lovesac Co.* (Household Durables)	96	3,051
The Macerich Co. (Equity Real Estate Investment Trusts)	1,529	11,666
The Manitowoc Co., Inc.* (Machinery)	366	3,902
The Marcus Corp. (Entertainment)	241	3,328
The Meet Group, Inc.* (Interactive Media & Services)	741	4,616
The Michaels Cos., Inc.* (Specialty Retail)	803	5,766
The ODP Corp. (Specialty Retail)	563	12,425
The Pennant Group, Inc.* (Health Care Providers & Services)	279	6,992
The Providence Service Corp.* (Health Care Providers & Services)	131	10,612
The RealReal, Inc.* (Internet & Direct Marketing Retail)	672	9,166
The RMR Group, Inc. - Class A (Real Estate Management & Development)	163	4,688
The Shyft Group, Inc. (Machinery)	368	6,948
The St Joe Co.* (Real Estate Management & Development)	354	7,296
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,547	4,712
Theravance Biopharma, Inc.* (Pharmaceuticals)	495	9,613
Thermon Group Holdings, Inc.* (Electrical Equipment)	353	4,783
Third Point Reinsurance, Ltd.* (Insurance)	868	6,762
Tidewater, Inc.* (Energy Equipment & Services)	435	2,706
Tilly's, Inc. - Class A (Specialty Retail)	239	1,436
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	80	1,333
TimkenSteel Corp.* (Metals & Mining)	485	1,780
Tiptree, Inc. (Insurance)	269	1,358
Titan Machinery, Inc.* (Trading Companies & Distributors)	205	2,227
Tivity Health, Inc.* (Health Care Providers & Services)	467	6,127
Tompkins Financial Corp. (Banks)	155	10,002
Tootsie Roll Industries, Inc. (Food Products)	173	5,484
TopBuild Corp.* (Household Durables)	356	46,964
TowneBank (Banks)	722	12,736
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	647	5,616
TPI Composites, Inc.* (Electrical Equipment)	327	8,365
Transcat, Inc.* (Trading Companies & Distributors)	75	2,093
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	15	353
Translate Bio, Inc.* (Biotechnology)	545	8,279
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	213	3,847
Transocean, Ltd.* (Energy Equipment & Services)	6,303	12,858
Trecora Resources* (Chemicals)	260	1,495
Tredegar Corp. (Chemicals)	281	4,462
TRI Pointe Group, Inc.* (Household Durables)	1,396	23,341
Tribune Publishing Co. (Media)	169	1,648
Tricida, Inc.* (Pharmaceuticals)	305	4,081
TriCo Bancshares (Banks)	285	7,980
TriMas Corp.* (Machinery)	467	10,928
TriNet Group, Inc.* (Professional Services)	444	29,304
Trinseo SA (Chemicals)	412	8,940
Triple-S Management Corp.* (Health Care Providers & Services)	248	4,826
Tristate Capital Holdings, Inc.* (Banks)	297	3,935
Triton International, Ltd. (Trading Companies & Distributors)	550	17,309
Triumph Bancorp, Inc.* (Banks)	237	6,209
Triumph Group, Inc. (Aerospace & Defense)	555	3,763
Tronox Holdings PLC - Class A (Chemicals)	964	7,346
TrueBlue, Inc.* (Professional Services)	386	5,956
TrueCar, Inc.* (Interactive Media & Services)	1,142	4,294
Trupanion, Inc.* (Insurance)	320	16,182
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,021	5,912
Trustmark Corp. (Banks)	679	15,291
TTEC Holdings, Inc. (IT Services)	196	9,302
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,077	13,258
Tucows, Inc.* (IT Services)	101	6,112
Tupperware Brands Corp. (Household Durables)	529	8,162
Turning Point Brands, Inc. (Tobacco)	93	3,058
Turning Point Therapeutics, Inc.* (Biotechnology)	300	17,769
Turtle Beach Corp.* (Household Durables)	145	2,659

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Tutor Perini Corp.* (Construction & Engineering)	439	5,167
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	196	4,226
Twist Bioscience Corp.* (Biotechnology)	321	17,989
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,952	16,029
Tyme Technologies, Inc.* (Biotechnology)	707	841
U.S. Concrete, Inc.* (Construction Materials)	172	4,269
U.S. Ecology, Inc. (Commercial Services & Supplies)	335	11,618
U.S. Lime & Minerals, Inc. (Construction Materials)	22	1,985
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	137	11,379
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	795	2,806
UFP Industries, Inc. (Building Products)	645	37,551
UFP Technologies, Inc.* (Containers & Packaging)	74	3,192
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	427	12,848
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	611	47,756
Ultralife Corp.* (Electrical Equipment)	98	696
UMB Financial Corp. (Banks)	470	23,406
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	395	4,859
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	148	1,770
UniFirst Corp. (Commercial Services & Supplies)	162	30,210
Unisys Corp.* (IT Services)	667	7,931
United Bankshares, Inc. (Banks)	1,334	35,111
United Community Banks, Inc. (Banks)	842	15,097
United Fire Group, Inc. (Insurance)	226	5,734
United Insurance Holdings Corp. (Insurance)	219	1,621
United Natural Foods, Inc.* (Food & Staples Retailing)	576	11,434
United Security Bancshares/Fresno CA (Banks)	145	908
United States Steel Corp. (Metals & Mining)	2,362	15,731
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,082	20,612
Unitil Corp. (Multi-Utilities)	159	6,861
Unity BanCorp, Inc. (Banks)	85	1,063
UNITY Biotechnology, Inc.* (Biotechnology)	354	3,338
Universal Corp. (Tobacco)	261	11,004
Universal Electronics, Inc.* (Household Durables)	145	6,680
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	138	9,602
Universal Insurance Holdings, Inc. (Insurance)	303	5,306
Universal Logistics Holdings, Inc. (Road & Rail)	82	1,506
Universal Technical Institute, Inc.* (Diversified Consumer Services)	311	2,311
Univest Financial Corp. (Banks)	310	4,740
Upland Software, Inc.* (Software)	246	8,467
Upwork, Inc.* (Professional Services)	1,000	15,020
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,959	1,897
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,251	13,110
Urban Outfitters, Inc.* (Specialty Retail)	744	12,306
Urogen Pharma, Ltd.* (Biotechnology)	209	4,617
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	320	3,139
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	239	2,189
USANA Health Sciences, Inc.* (Personal Products)	124	10,066
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	37	3,016
Valley National Bancorp (Banks)	4,294	32,076
Value Line, Inc. (Capital Markets)	12	296
Vanda Pharmaceuticals, Inc.* (Biotechnology)	580	5,846
Vapotherm, Inc.* (Health Care Equipment & Supplies)	207	10,814
Varex Imaging Corp.* (Health Care Equipment & Supplies)	405	6,350
Varonis Systems, Inc.* (Software)	336	36,406
Vaxart, Inc.* (Biotechnology)	479	4,498
VBI Vaccines, Inc.* (Biotechnology)	1,851	7,534
Vector Group, Ltd. (Tobacco)	1,454	12,824
Vectrus, Inc.* (Aerospace & Defense)	123	5,411
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	525	7,098
Venus Concept, Inc.* (Health Care Equipment & Supplies)	199	569
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	222	973
Veracyte, Inc.* (Biotechnology)	538	19,190
Verastem, Inc.* (Biotechnology)	1,763	2,362
Vericel Corp.* (Biotechnology)	485	7,998
Vericity, Inc. (Insurance)	20	168
Verint Systems, Inc.* (Software)	690	30,974
Veritex Holdings, Inc. (Banks)	518	8,661
Veritiv Corp.* (Trading Companies & Distributors)	139	2,128
Veritone, Inc.* (Software)	248	2,807
Verra Mobility Corp.* - Class C (IT Services)	1,441	14,741
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	134	879
Verso Corp. - Class A (Paper & Forest Products)	378	4,615
Veru, Inc.* (Personal Products)	535	1,514
Viad Corp. (Commercial Services & Supplies)	217	3,138
Viavi Solutions, Inc.* (Communications Equipment)	2,463	34,063
Vicor Corp.* (Electrical Equipment)	192	15,642
Viela Bio, Inc.* (Biotechnology)	215	7,871

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Viemed Healthcare, Inc.* (Health Care Providers & Services)	371	$4,022
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,202	3,330
Viking Therapeutics, Inc.* (Biotechnology)	706	4,956
Village Super Market, Inc. - Class A (Food & Staples Retailing)	91	2,298
Vir Biotechnology, Inc.* (Biotechnology)	498	23,784
VirnetX Holding Corp. (Software)	682	3,526
Virtus Investment Partners, Inc. (Capital Markets)	79	10,738
Virtusa Corp.* (IT Services)	310	12,586
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,432	22,468
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	134	3,410
Vista Outdoor, Inc.* (Leisure Products)	629	10,787
Visteon Corp.* (Auto Components)	298	21,638
Vivint Smart Home, Inc.* (Diversified Consumer Services)	751	11,528
Vivint Solar, Inc.* (Electrical Equipment)	530	10,780
Vocera Communications, Inc.* (Health Care Technology)	342	10,523
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	253	817
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,495	29,815
VOXX International Corp.* (Auto Components)	214	1,395
Voyager Therapeutics, Inc.* (Biotechnology)	278	3,077
VSE Corp. (Commercial Services & Supplies)	96	2,700
vTv Therapeutics, Inc.* - Class A (Biotechnology)	105	247
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,017	2,298
Wabash National Corp. (Machinery)	570	6,492
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	694	10,125
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	819	4,373
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	305	15,375
Warrior Met Coal, Inc. (Metals & Mining)	554	8,820
Washington Federal, Inc. (Thrifts & Mortgage Finance)	814	18,999
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	889	19,878
Washington Trust Bancorp, Inc. (Banks)	183	6,101
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	244	3,728
Watford Holdings, Ltd.* (Insurance)	184	3,019
Watts Water Technologies, Inc. - Class A (Machinery)	295	24,748
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	221	1,940
WD-40 Co. (Household Products)	146	28,697
Weis Markets, Inc. (Food & Staples Retailing)	103	5,131
Welbilt, Inc.* (Machinery)	1,405	8,542
Werner Enterprises, Inc. (Road & Rail)	657	28,899
WesBanco, Inc. (Banks)	703	13,940
WESCO International, Inc.* (Trading Companies & Distributors)	529	20,562
West Bancorp, Inc. (Banks)	173	2,839
Westamerica Bancorp (Banks)	281	16,961
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	565	1,192
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	246	1,240
Westwood Holdings Group, Inc. (Capital Markets)	84	954
Weyco Group, Inc. (Distributors)	65	1,197
Whitestone REIT (Equity Real Estate Investment Trusts)	429	2,831
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	970	757
WideOpenWest, Inc.* (Media)	564	3,079
Willdan Group, Inc.* (Professional Services)	111	2,737
Willis Lease Finance Corp.* (Trading Companies & Distributors)	32	624
Willscot Mobile Mini Hold* (Construction & Engineering)	1,728	26,023
Wingstop, Inc. (Hotels, Restaurants & Leisure)	319	49,844
Winmark Corp. (Specialty Retail)	32	5,087
Winnebago Industries, Inc. (Automobiles)	336	20,298
WisdomTree Investments, Inc. (Capital Markets)	1,566	5,638
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	861	20,698
Workhorse Group, Inc.* (Auto Components)	683	10,600
Workiva, Inc.* (Software)	414	23,143
World Acceptance Corp.* (Consumer Finance)	54	4,012
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	673	15,836
Worthington Industries, Inc. (Metals & Mining)	400	14,968
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	123	1,205
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,387	41,637
WSFS Financial Corp. (Thrifts & Mortgage Finance)	541	15,435
WW International, Inc.* (Diversified Consumer Services)	509	13,122
X4 Pharmaceuticals, Inc.* (Biotechnology)	173	1,284
Xbiotech, Inc.* (Biotechnology)	154	2,239
Xencor, Inc.* (Biotechnology)	597	17,964
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,221	9,719
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	403	1,153
XOMA Corp.* (Biotechnology)	65	1,086
XPEL, Inc.* (Auto Components)	180	3,029
Xperi Holding Corp. (Software)	1,157	21,335
Yelp, Inc.* (Interactive Media & Services)	755	18,860
YETI Holdings, Inc.* (Leisure Products)	799	39,064

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Common Stocks, continued

	Shares	Value
Yext, Inc.* (Software)	1,090	$18,334
Y-mAbs Therapeutics, Inc.* (Biotechnology)	322	11,312
York Water Co. (Water Utilities)	140	6,483
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	112	3,864
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,298	6,825
ZixCorp.* (Software)	589	4,191
Zogenix, Inc.* (Pharmaceuticals)	599	14,250
Zumiez, Inc.* (Specialty Retail)	226	5,221
Zuora, Inc.* - Class A (Software)	1,053	12,257
Zynex, Inc.* (Health Care Equipment & Supplies)	178	3,403
TOTAL COMMON STOCKS (Cost $14,446,659)		19,533,306

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $–)		–

Repurchase Agreements(a)(b) (37.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.04%, dated 7/31/20, due 8/3/20, total to be received $12,831,029	$12,831,000	$12,831,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,831,000)		12,831,000
TOTAL INVESTMENT SECURITIES (Cost $27,277,659) - 95.1%		32,364,306
Net other assets (liabilities) - 4.9%		1,665,336
NET ASSETS - 100.0%		$34,029,642

*	Non-income producing security.
†	Number of shares is less than 0.50.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2020, this security represented 0.00% of the net assets of the ProFund.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2020, the aggregate amount held in a segregated account was $6,105,000.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	88	9/21/20	$6,505,840	$113,429

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/20	0.16%	$2,810,006	$36,001
Russell 2000 Index	Goldman Sachs International	8/27/20	0.36%	12,341,772	2,545
				$15,151,778	$38,546

iShares Russell 2000 ETF	UBS AG	8/27/20	(0.09)%	$12,468,611	$2,850
Russell 2000 Index	UBS AG	8/27/20	0.11%	14,131,514	(68,453)
				$26,600,125	$(65,603)

				$41,751,903	$(27,057)

Total unrealized appreciation	$41,396
Total unrealized (depreciation)	(68,453)
Total net unrealized appreciation/(depreciation)	$(27,057)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2020

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$156,751	0.5%
Air Freight & Logistics	72,933	0.2%
Airlines	51,314	0.2%
Auto Components	254,098	0.7%
Automobiles	20,298	0.1%
Banks	1,505,001	4.4%
Beverages	58,309	0.2%
Biotechnology	1,965,310	5.7%
Building Products	320,051	0.9%
Capital Markets	292,927	0.9%
Chemicals	332,429	1.0%
Commercial Services & Supplies	422,081	1.2%
Communications Equipment	199,350	0.6%
Construction & Engineering	255,800	0.8%
Construction Materials	27,598	0.1%
Consumer Finance	134,247	0.4%
Containers & Packaging	41,393	0.1%
Distributors	15,843	NM
Diversified Consumer Services	148,314	0.4%
Diversified Financial Services	44,082	0.1%
Diversified Telecommunication Services	171,848	0.5%
Electric Utilities	155,865	0.5%
Electrical Equipment	205,784	0.6%
Electronic Equipment, Instruments & Components	468,287	1.4%
Energy Equipment & Services	136,386	0.4%
Entertainment	57,709	0.2%
Equity Real Estate Investment Trusts	1,208,170	3.6%
Food & Staples Retailing	169,599	0.5%
Food Products	280,719	0.8%
Gas Utilities	222,991	0.7%
Health Care Equipment & Supplies	709,331	2.1%
Health Care Providers & Services	490,772	1.4%
Health Care Technology	223,179	0.7%
Hotels, Restaurants & Leisure	556,478	1.6%
Household Durables	453,267	1.3%
Household Products	49,342	0.1%
Independent Power and Renewable Electricity Producers	65,984	0.2%
Industrial Conglomerates	8,320	NM
Insurance	468,114	1.4%
Interactive Media & Services	83,808	0.2%
Internet & Direct Marketing Retail	157,271	0.5%
IT Services	401,928	1.2%
Leisure Products	142,885	0.4%
Life Sciences Tools & Services	147,476	0.4%
Machinery	726,415	2.1%
Marine	23,459	0.1%
Media	166,919	0.5%
Metals & Mining	297,478	0.9%
Mortgage Real Estate Investment Trusts	263,660	0.8%
Multiline Retail	38,946	0.1%
Multi-Utilities	103,783	0.3%
Oil, Gas & Consumable Fuels	302,443	0.9%
Paper & Forest Products	108,060	0.3%
Personal Products	74,226	0.2%
Pharmaceuticals	367,146	1.1%
Professional Services	258,812	0.8%
Real Estate Management & Development	155,801	0.5%
Road & Rail	116,861	0.3%
Semiconductors & Semiconductor Equipment	586,854	1.7%
Software	1,096,570	3.2%
Specialty Retail	506,987	1.5%
Technology Hardware, Storage & Peripherals	38,570	0.1%
Textiles, Apparel & Luxury Goods	163,180	0.5%
Thrifts & Mortgage Finance	340,385	1.0%
Tobacco	26,886	0.1%
Trading Companies & Distributors	277,867	0.8%
Water Utilities	101,680	0.3%
Wireless Telecommunication Services	36,676	0.1%
Other **	14,496,336	42.6%
Total	$34,029,642	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to the financial statements of the funds’ annual report and should be read in conjunction with this report.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), including the summary schedules of portfolio investments, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedules of portfolio investments as of July 31, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements, financial highlights and schedules of portfolio investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights and schedules of portfolio investments based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights and schedules of portfolio investments are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, financial highlights and schedules of portfolio investments, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements, financial highlights and schedules of portfolio investments. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements, financial highlights and schedules of portfolio investments. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 24, 2020

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date September 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date September 28, 2020

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date September 25, 2020

* Print the name and title of each signing officer under his or her signature.